UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Item 1:	Report(s) to Shareholders.

Semiannual Report  |  February 28, 2019
Schwab International Equity ETFs

Schwab International Equity ETF	SCHF
Schwab International Small-Cap Equity ETF	SCHC
Schwab Emerging Markets Equity ETF	SCHE

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically as described below.
If you would like to continue to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request by contacting your financial intermediary.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action. If you do not receive shareholder reports and other fund documents electronically but would like to do so, contact your financial intermediary.

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended February 28, 2019
Schwab International Equity ETF (Ticker Symbol: SCHF)
Market Price Return[1]	-3.60%
NAV Return[1]	-3.69%
FTSE Developed ex US Index (Net)*	-3.70%
ETF Category: Morningstar Foreign Large Blend[2]	-3.94%
Performance Details	pages 8-9

Schwab International Small-Cap Equity ETF (Ticker Symbol: SCHC)
Market Price Return[1]	-7.64%
NAV Return[1]	-7.48%
FTSE Developed Small Cap ex US Liquid Index (Net)*	-7.54%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	-7.77%
Performance Details	pages 10-11

Schwab Emerging Markets Equity ETF (Ticker Symbol: SCHE)
Market Price Return[1]	1.46%
NAV Return[1]	1.51%
FTSE Emerging Index (Net)*	1.47%
ETF Category: Morningstar Diversified Emerging Markets[2]	-0.15%
Performance Details	pages 12-13
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the Schwab International Equity ETFs under license. The Schwab International Equity ETFs are not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the funds. Fees payable under the license are paid by the investment adviser.
*	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Sometimes, ending right back where you started can seem like a victory in itself. The stock market’s rebound from the significant declines of late last year has likely brought relief to those investors who stayed the course. But the journey hasn’t been easy, and most stock funds, among other categories, still have ground left to make up.
At Charles Schwab Investment Management, we often talk about the importance of diversification. But, we also recognize that maintaining a long-term perspective and setting aside emotions can be tough when market conditions are challenging. We seek to provide the products that investors can use to achieve their long-term financial goals—and to help weather the market volatility that may come along the way.
Since the launch of our first ETFs in 2009, we have focused on offering a straightforward set of core investment products that deliver both quality and value. The Schwab International Equity ETFs are a key part of that approach, giving investors the ability to add exposure to non-U.S. stocks to their portfolio mix. Whether you are looking to capture the performance of international large-cap, small-cap, or emerging markets stocks, the Schwab International Equity ETFs are designed to be part of the foundation of a diversified portfolio—providing a convenient, low-cost way to gain international stock market access.
No matter how you choose to invest with us, we believe you’re going to find solutions to your investing needs. Charles Schwab Investment Management has become one of the nation’s largest and fastest-growing ETF managers not by offering more choices than our competitors, but by providing carefully developed products that can help simplify decision-making. This is a cornerstone of our investing philosophy—and will continue to be.
On April 1, 2019, I transitioned into the role of Chief Executive Officer of Charles Schwab Investment Management, replacing Marie Chandoha upon her retirement. Looking back at how Charles Schwab Investment Management has grown into the market leader it is today, I believe Marie deserves particular credit. As Chief Executive Officer for over eight years, Marie provided the vision and leadership that has helped us stay focused on the goal of providing cost-effective funds to support investors in meeting their investment objectives. It’s been my privilege to be part of the great team Marie built.

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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
From the President (continued)

“ On April 1, 2019, I transitioned into the role of Chief Executive Officer of Charles Schwab Investment Management, replacing Marie Chandoha upon her retirement.”
I look forward to furthering our organization’s important mission. As we encounter ups and downs in the investment environment, it becomes even more important to serve our investors to the best of our ability. At Charles Schwab Investment Management, we seek to offer high quality products that help investors build portfolios that serve their needs, even during the more difficult stretches in the market.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab International Equity ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
The Investment Environment

For the six-month reporting period ended February 28, 2019, international equity markets were mostly lower as economic momentum slowed, dampened by uncertainties from several fronts, including trade, inflation, and geopolitical concerns. After rising in September, international developed markets drifted lower through the last quarter of 2018 before recovering somewhat in January and February, when investor sentiment was buoyed by a combination of seemingly constructive trade talks between the U.S. and China, a more patient stance by the Federal Reserve (Fed), and stimulus measures implemented in China to boost growth. In the U.S., stocks followed a similar trajectory, but with a steeper decline in December and a more robust recovery in the first two months of 2019. For the reporting period, the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -3.58%, while the MSCI Emerging Markets Index (Net)* returned 0.33%. For comparison, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned –3.04% for the reporting period.
Economic growth across the globe generally softened over the reporting period. In the final quarter of 2018, the eurozone economy expanded by 0.2%, down from 0.7% a year earlier, subdued by political tensions as well as a sharp decline in the manufacturing sector’s new export orders. Japan’s economy contracted in the third quarter of 2018 but exhibited growth in the fourth quarter, albeit at a slower rate than in the second quarter. The United Kingdom’s economy grew modestly in the third quarter but contracted in the fourth quarter amid ongoing Brexit-related economic and political uncertainty as well as rapidly growing wage pressures. Several Asian economies, including China and India, also exhibited signs of slowing but still outpaced many developed economies.
Globally, monetary policy measures remained generally accommodative during the reporting period with most central banks maintaining accommodative monetary policies or, in some cases, in the face of signs of rising inflation, tightened their policies. The European Central Bank has held interest rates unchanged since March 2016 and in December reiterated that it would likely maintain those rates through the summer of 2019, but ended its monthly asset purchase program in December. In January, the Bank of Japan upheld its short-term interest rate target of –0.1%, unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. After raising its key
Asset Class Performance Comparison % returns during the 6 months ended February 28, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
The Investment Environment (continued)

official bank rate in August amid rising inflation projections and higher energy and import prices, the Bank of England maintained its rate of 0.75% during the reporting period despite ongoing uncertainties over the United Kingdom economy’s wider direction and intensifying uncertainties surrounding the impact of Brexit. Central banks in several emerging market economies—including India, Indonesia, Mexico, Turkey, and Russia—raised policy rates during the reporting period in response to inflation and exchange-rate pressures. In February, however, India subsequently reduced its policy rate, and in December, the People’s Bank of China (PBOC) maintained its prudent, but no longer neutral, policy stance, indicating it would place a greater focus on flexibility in the face of continued headwinds.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the Risk Management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the funds. He joined CSIM in 2008 and became a Portfolio Manager in 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab International Equity ETF (11/3/09)
Market Price Return[2]	-3.60%	-5.26%	2.34%	5.07%
NAV Return[2]	-3.69%	-5.76%	2.35%	5.08%
FTSE Developed ex US Index (Net)[3]	-3.70%	-5.85%	2.28%	5.10%
ETF Category: Morningstar Foreign Large Blend[4]	-3.94%	-6.45%	1.86%	N/A
Fund Expense Ratio[5]: 0.06%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG, and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETF
Performance and Fund Facts as of February 28, 2019

Statistics1
Number of Holdings	1,452
Weighted Average Market Cap (millions)	$58,085
Price/Earnings Ratio (P/E)	14.2
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate	4% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Small-Cap Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab International Small-Cap Equity ETF (1/14/10)
Market Price Return[2]	-7.64%	-9.61%	2.02%	5.56%
NAV Return[2]	-7.48%	-9.60%	2.00%	5.61%
FTSE Developed Small Cap ex US Liquid Index (Net)[3]	-7.54%	-9.77%	1.85%	5.66%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	-7.77%	-10.93%	2.92%	N/A
Fund Expense Ratio[5]: 0.12%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG, and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
*	Inception (1/14/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Small-Cap Equity ETF
Performance and Fund Facts as of February 28, 2019

Statistics1
Number of Holdings	2,107
Weighted Average Market Cap (millions)	$2,292
Price/Earnings Ratio (P/E)	14.2
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate	9% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab Emerging Markets Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Emerging Markets Equity ETF (1/14/10)
Market Price Return[2]	1.46%	-8.83%	4.57%	2.56%
NAV Return[2]	1.51%	-9.65%	4.48%	2.58%
FTSE Emerging Index (Net)[3]	1.47%	-9.60%	4.62%	2.81%
ETF Category: Morningstar Diversified Emerging Markets[4]	-0.15%	-11.03%	2.86%	N/A
Fund Expense Ratio[5]: 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG, and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
*	Inception (1/14/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab Emerging Markets Equity ETF
Performance and Fund Facts as of February 28, 2019

Statistics1
Number of Holdings	960
Weighted Average Market Cap (millions)	$89,551
Price/Earnings Ratio (P/E)	13.4
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	6% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2018 and held through February 28, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/18	Ending Account Value (Net of Expenses) at 2/28/19	Expenses Paid During Period 9/1/18-2/28/19[2]
Schwab International Equity ETF
Actual Return	0.06%	$1,000.00	$ 963.10	$0.29
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30
Schwab International Small-Cap Equity ETF
Actual Return	0.12%	$1,000.00	$ 925.20	$0.57
Hypothetical 5% Return	0.12%	$1,000.00	$1,024.20	$0.60
Schwab Emerging Markets Equity ETF
Actual Return	0.13%	$1,000.00	$1,015.10	$0.65
Hypothetical 5% Return	0.13%	$1,000.00	$1,024.16	$0.65

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by 365 days of the fiscal year.
14
Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETF
Financial Statements
Financial Highlights
	9/1/18– 2/28/19*	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$33.25	$32.51	$28.32	$28.55	$32.37	$28.32
Income (loss) from investment operations:
Net investment income (loss)	0.33 [1]	0.98 [1]	0.88 [1]	0.84 [1]	0.87 [1]	0.88
Net realized and unrealized gains (losses)	(1.61)	0.56	4.02	(0.45)	(3.85)	3.87
Total from investment operations	(1.28)	1.54	4.90	0.39	(2.98)	4.75
Less distributions:
Distributions from net investment income	(0.87)	(0.80)	(0.71)	(0.62)	(0.84)	(0.70)
Net asset value at end of period	$31.10	$33.25	$32.51	$28.32	$28.55	$32.37
Total return	(3.69%) [2]	4.70%	17.76%	1.47%	(9.27%)	16.90%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [3]	0.06%	0.06% [4]	0.08%	0.08%	0.09% [5]
Net investment income (loss)	2.17% [3]	2.91%	2.95%	3.06%	2.86%	3.44%
Portfolio turnover rate[6]	4% [2]	5%	5%	5%	4%	7%
Net assets, end of period (x 1,000)	$16,848,514	$16,294,052	$11,413,011	$6,168,595	$4,042,603	$2,654,016

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Effective April 18, 2014, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/14 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
15
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.7% of net assets

Australia 6.2%
Australia & New Zealand Banking Group Ltd.	3,009,812	0.4	59,957,267
BHP Group Ltd.	3,276,615	0.5	86,788,640
Commonwealth Bank of Australia	1,802,627	0.6	94,839,331
CSL Ltd.	461,648	0.4	63,638,439
Westpac Banking Corp.	3,508,814	0.4	67,301,488
Other Securities		3.9	662,555,784
		6.2	1,035,080,949

Austria 0.2%
Other Securities		0.2	34,594,868

Belgium 0.9%
Anheuser-Busch InBev S.A.	788,030	0.4	61,511,985
Other Securities		0.5	82,123,447
		0.9	143,635,432

Canada 7.7%
Canadian National Railway Co.	759,208	0.4	65,094,736
Enbridge, Inc.	2,035,369	0.5	75,232,925
Royal Bank of Canada	1,475,806	0.7	115,251,820
Suncor Energy, Inc.	1,676,053	0.3	57,726,472
The Bank of Nova Scotia	1,252,745	0.4	69,571,579
The Toronto-Dominion Bank	1,885,387	0.6	108,026,806
Other Securities		4.8	808,336,608
		7.7	1,299,240,946

Denmark 1.5%
Novo Nordisk A/S, B Shares	1,738,015	0.5	85,371,569
Other Securities		1.0	163,772,306
		1.5	249,143,875

Finland 1.1%
Other Securities		1.1	188,950,686

France 9.0%
Airbus SE	562,083	0.4	72,709,024
BNP Paribas S.A.	1,123,070	0.3	57,618,156
L'Oreal S.A.	246,047	0.4	62,170,579
LVMH Moet Hennessy Louis Vuitton SE	252,988	0.5	86,999,428
Security	Number of Shares	% of Net Assets	Value ($)
Sanofi	1,107,663	0.6	92,705,291
Total S.A.	2,570,317	0.9	146,311,802
Other Securities		5.9	1,000,139,437
		9.0	1,518,653,717

Germany 7.0%
Allianz SE	431,310	0.6	96,065,603
BASF SE	936,102	0.4	71,407,312
Bayer AG	954,484	0.5	76,385,327
SAP SE	1,000,758	0.6	107,346,900
Siemens AG	784,534	0.5	85,877,669
Other Securities		4.4	746,056,324
		7.0	1,183,139,135

Hong Kong 3.6%
AIA Group Ltd.	12,407,429	0.8	124,077,451
Other Securities		2.8	482,436,228
		3.6	606,513,679

Ireland 0.2%
Other Securities		0.2	36,712,142

Israel 0.4%
Other Securities		0.4	74,587,445

Italy 2.1%
Other Securities		2.1	356,790,689

Japan 22.1%
Mitsubishi UFJ Financial Group, Inc.	12,874,521	0.4	66,697,236
SoftBank Group Corp.	871,480	0.5	80,478,031
Sony Corp.	1,293,740	0.4	62,072,093
Takeda Pharmaceutical Co., Ltd.	1,548,125	0.4	62,150,293
Toyota Motor Corp.	2,580,436	0.9	155,238,770
Other Securities		19.5	3,300,663,434
		22.1	3,727,299,857

Netherlands 2.9%
ASML Holding N.V.	413,174	0.5	75,803,974
Unilever N.V. CVA	1,545,713	0.5	83,719,359
Other Securities		1.9	334,737,285
		2.9	494,260,618

New Zealand 0.3%
Other Securities		0.3	41,277,825

16
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Norway 0.6%
Other Securities		0.6	105,004,954

Poland 0.3%
Other Securities		0.3	53,502,389

Portugal 0.1%
Other Securities		0.1	22,528,576

Republic of Korea 4.0%
Samsung Electronics Co., Ltd. GDR	193,400	1.2	192,916,500
Other Securities		2.8	478,654,013
		4.0	671,570,513

Singapore 1.1%
Other Securities		1.1	185,282,992

Spain 2.6%
Banco Santander S.A.	16,461,618	0.5	80,527,891
Other Securities		2.1	356,973,646
		2.6	437,501,537

Sweden 2.2%
Other Securities		2.2	373,893,333

Switzerland 7.4%
Nestle S.A.	3,089,135	1.7	280,198,995
Novartis AG	2,237,267	1.2	204,457,727
Roche Holding AG	713,320	1.2	198,558,157
Other Securities		3.3	561,289,158
		7.4	1,244,504,037

United Kingdom 15.2%
AstraZeneca plc	1,295,425	0.6	105,777,744
BP plc	19,951,005	0.9	141,812,861
British American Tobacco plc	2,332,795	0.5	85,592,154
Diageo plc	2,464,016	0.6	95,486,712
GlaxoSmithKline plc	4,981,174	0.6	99,209,654
HSBC Holdings plc	20,546,223	1.0	167,496,606
Lloyds Banking Group plc	72,663,219	0.4	61,411,009
Prudential plc	2,690,514	0.3	56,900,590
Rio Tinto plc	1,155,788	0.4	66,657,934
Royal Dutch Shell plc, A Shares	4,696,203	0.9	146,759,662
Royal Dutch Shell plc, B Shares	3,811,271	0.7	119,865,318
Unilever plc	1,116,655	0.4	59,529,347
Other Securities		7.9	1,347,773,258
		15.2	2,554,272,849
Total Common Stock
(Cost $15,789,573,120)			16,637,943,043
Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 0.7% of net assets

Germany 0.5%
Other Securities		0.5	74,776,763

Republic of Korea 0.2%
Other Securities		0.2	33,241,791

Spain 0.0%
Other Securities		0.0	4,674,889
Total Preferred Stock
(Cost $109,416,013)			112,693,443

Other Investment Companies 0.6% of net assets

United States 0.6%
Money Market Fund 0.2%
Other Securities		0.2	36,102,300
Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 2.34% (c)		0.4	68,060,156
Total Other Investment Companies
(Cost $104,162,456)			104,162,456

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/15/19	838	78,311,100	1,888,353
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $64,725,815.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

17
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$16,008,900,788	$—	$—	$16,008,900,788
Hong Kong	606,513,679	—	— *	606,513,679
Portugal	22,528,576	—	— *	22,528,576
Preferred Stock[1]	79,451,652	—	—	79,451,652
Republic of Korea	33,174,632	—	67,159	33,241,791
Other Investment Companies[1]	104,162,456	—	—	104,162,456
Futures Contracts[2]	1,888,353	—	—	1,888,353
Total	$16,856,620,136	$—	$67,159	$16,856,687,295
*	Level 3 amount shown includes securities determined to have no value at February 28, 2019.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
18
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Statement of Assets and Liabilities

As of February 28, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $15,935,091,433) including securities on loan of $64,725,815		$16,786,738,786
Collateral invested for securities on loan, at value (cost $68,060,156)		68,060,156
Deposit with broker for futures contracts		5,566,500
Foreign currency, at value (cost $3,263,299)		3,260,664
Receivables:
Dividends		41,984,984
Foreign tax reclaims		11,860,232
Income from securities on loan	+	111,647
Total assets		16,917,582,969
Liabilities
Collateral held for securities on loan		68,060,156
Payables:
Investments bought		73,875
Management fees		755,115
Variation margin on futures contracts	+	180,170
Total liabilities		69,069,316
Net Assets
Total assets		16,917,582,969
Total liabilities	–	69,069,316
Net assets		$16,848,513,653
Net Assets by Source
Capital received from investors		16,498,116,864
Total distributable earnings[1]		350,396,789

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$16,848,513,653		541,700,000		$31.10

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).
19
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Statement of Operations

For the period September 1, 2018 through February 28, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $14,814,464)		$171,261,416
Securities on loan, net	+	839,233
Total investment income		172,100,649
Expenses
Management fees		4,613,239
Total expenses	–	4,613,239
Net investment income		167,487,410
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(199,157,855)
Net realized losses on futures contracts		(3,740,283)
Net realized losses on foreign currency transactions	+	(248,135)
Net realized losses		(203,146,273)
Net change in unrealized appreciation (depreciation) on investments		(524,458,134)
Net change in unrealized appreciation (depreciation) on futures contracts		1,630,393
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(520,038)
Net change in unrealized appreciation (depreciation)	+	(523,347,779)
Net realized and unrealized losses		(726,494,052)
Decrease in net assets resulting from operations		($559,006,642)
20
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/18-2/28/19		9/1/17-8/31/18
Net investment income		$167,487,410	$414,988,466
Net realized losses		(203,146,273)	(59,555,035)
Net change in unrealized appreciation (depreciation)	+	(523,347,779)	141,092,417
Increase (decrease) in net assets resulting from operations		(559,006,642)	496,525,848
Distributions to Shareholders1
Total distributions		($445,181,400)	($308,067,760)

Transactions in Fund Shares
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		51,700,000	$1,558,649,447	138,900,000	$4,692,583,434
Shares redeemed	+	—	—	—	—
Net transactions in fund shares		51,700,000	$1,558,649,447	138,900,000	$4,692,583,434
Shares Outstanding and Net Assets
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		490,000,000	$16,294,052,248	351,100,000	$11,413,010,726
Total increase	+	51,700,000	554,461,405	138,900,000	4,881,041,522
End of period[2]		541,700,000	$16,848,513,653	490,000,000	$16,294,052,248
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $308,067,760 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $292,309,858 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
21
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Financial Statements
Financial Highlights
	9/1/18– 2/28/19*	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$35.86	$34.80	$29.96	$29.46	$33.32	$28.61
Income (loss) from investment operations:
Net investment income (loss)	0.28 [1]	0.84 [1]	0.73 [1]	0.67 [1]	0.73 [1]	0.71
Net realized and unrealized gains (losses)	(3.02)	1.22	4.70	0.50	(3.84)	4.90
Total from investment operations	(2.74)	2.06	5.43	1.17	(3.11)	5.61
Less distributions:
Distributions from net investment income	(0.73)	(1.00)	(0.59)	(0.67)	(0.75)	(0.90)
Net asset value at end of period	$32.39	$35.86	$34.80	$29.96	$29.46	$33.32
Total return	(7.48%) [2]	5.93%	18.52%	4.12%	(9.29%)	19.84%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.12% [3]	0.12%	0.14% [4]	0.17% [5]	0.18% [6]	0.19%
Net investment income (loss)	1.78% [3]	2.31%	2.31%	2.34%	2.40%	2.21%
Portfolio turnover rate[7]	9% [2]	16%	12%	23%	23%	16%
Net assets, end of period (x 1,000)	$2,092,253	$2,280,998	$1,538,038	$787,951	$609,773	$403,229

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Effective March 1, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
6
Effective March 4, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/15 is a blended ratio.
7
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
22
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.9% of net assets

Australia 6.4%
Northern Star Resources Ltd.	696,721	0.2	4,585,060
Other Securities		6.2	129,152,987
		6.4	133,738,047

Austria 0.9%
Other Securities		0.9	20,034,795

Belgium 1.5%
Other Securities		1.5	30,570,719

Canada 17.5%
Air Canada *	153,236	0.2	3,852,425
Algonquin Power & Utilities Corp.	528,410	0.3	5,857,848
Allied Properties Real Estate Investment Trust	113,407	0.2	4,134,146
AltaGas Ltd.	313,875	0.2	4,213,599
Aurora Cannabis, Inc. *(a)	853,863	0.3	6,431,527
Bombardier, Inc., B Shares *	2,398,943	0.2	5,100,258
CAE, Inc.	307,798	0.3	6,485,493
Cameco Corp.	457,322	0.3	5,302,435
Canadian Apartment Properties REIT	162,264	0.3	6,191,166
Canopy Growth Corp. *	198,730	0.5	9,412,891
CCL Industries, Inc., Class B	164,572	0.3	6,717,837
Empire Co., Ltd., A Shares	192,708	0.2	4,473,108
First Quantum Minerals Ltd.	770,329	0.4	8,826,321
Gildan Activewear, Inc.	232,382	0.4	8,303,642
H&R Real Estate Investment Trust	319,172	0.3	5,503,718
IA Financial Corp., Inc. *	123,743	0.2	4,743,951
Keyera Corp.	228,578	0.3	5,607,711
Kinross Gold Corp. *	1,396,303	0.2	4,654,343
Kirkland Lake Gold Ltd.	210,992	0.4	7,709,138
Methanex Corp.	88,914	0.2	5,000,653
Onex Corp.	92,139	0.3	5,537,435
Open Text Corp.	289,207	0.5	10,953,413
Parkland Fuel Corp.	147,897	0.2	4,134,827
PrairieSky Royalty Ltd.	264,489	0.2	3,849,851
Ritchie Bros. Auctioneers, Inc.	122,366	0.2	4,528,564
TMX Group Ltd.	66,155	0.2	4,150,134
Toromont Industries Ltd.	88,436	0.2	4,599,746
Vermilion Energy, Inc.	156,809	0.2	4,007,738
WSP Global, Inc.	117,120	0.3	6,197,489
Other Securities		9.5	199,375,443
		17.5	365,856,850

Security	Number of Shares	% of Net Assets	Value ($)
Denmark 1.3%
Royal Unibrew A/S	56,262	0.2	4,164,503
SimCorp A/S	44,790	0.2	4,036,521
Other Securities		0.9	18,491,319
		1.3	26,692,343

Finland 1.5%
Amer Sports Oyj	130,751	0.3	5,933,117
Other Securities		1.2	24,575,718
		1.5	30,508,835

France 2.7%
Euronext N.V.	83,758	0.3	5,116,884
Other Securities		2.4	51,359,344
		2.7	56,476,228

Germany 4.6%
Other Securities		4.6	96,449,026

Hong Kong 2.1%
Vitasoy International Holdings Ltd.	898,974	0.2	3,882,292
Other Securities		1.9	39,505,639
		2.1	43,387,931

Ireland 0.4%
Other Securities		0.4	8,550,443

Israel 0.5%
Other Securities		0.5	11,113,095

Italy 2.8%
Other Securities		2.8	59,728,992

Japan 18.5%
Other Securities		18.5	386,792,071

Netherlands 2.4%
Galapagos N.V. *	52,435	0.2	5,149,197
IMCD N.V.	63,354	0.2	4,977,745
Other Securities		2.0	40,129,284
		2.4	50,256,226

New Zealand 1.0%
Other Securities		1.0	22,045,939

23
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Norway 2.1%
Storebrand A.S.A.	525,282	0.2	4,180,670
Other Securities		1.9	39,150,023
		2.1	43,330,693

Poland 0.8%
Other Securities		0.8	16,621,201

Portugal 0.5%
Other Securities		0.5	10,091,185

Republic of Korea 6.0%
ViroMed Co., Ltd. *	15,619	0.2	3,857,881
Other Securities		5.8	122,628,177
		6.0	126,486,058

Singapore 1.8%
Other Securities		1.8	38,275,899

Spain 1.8%
Other Securities		1.8	36,829,712

Sweden 4.5%
Castellum AB	311,977	0.3	5,686,473
Fabege AB	303,046	0.2	4,073,575
Other Securities		4.0	84,623,570
		4.5	94,383,618

Switzerland 3.7%
Other Securities		3.7	76,624,627

United Kingdom 13.6%
Beazley plc	580,910	0.2	4,230,360
BTG plc *	440,635	0.2	4,882,119
HomeServe plc	310,967	0.2	3,941,773
Intermediate Capital Group plc	312,462	0.2	4,355,549
Spectris plc	133,382	0.2	4,681,888
SSP Group plc	513,945	0.2	4,539,093
Tullow Oil plc *	1,545,276	0.2	4,532,095
Other Securities		12.2	254,418,529
		13.6	285,581,406
Total Common Stock
(Cost $2,066,879,380)			2,070,425,939

Preferred Stock 0.3% of net assets

Germany 0.3%
Other Securities		0.3	4,914,835

Republic of Korea 0.0%
Other Securities		0.0	116,165

Security	Number of Shares	% of Net Assets	Value ($)
Sweden 0.0%
Other Securities		0.0	677,333
Total Preferred Stock
(Cost $6,066,180)			5,708,333

Rights 0.0% of net assets

Australia 0.0%
Other Securities		0.0	2,057

Norway 0.0%
Other Securities		0.0	89,178
Total Rights
(Cost $215,319)			91,235

Warrants 0.0% of net assets

Singapore 0.0%
Other Securities		0.0	5,937
Total Warrants
(Cost $—)			5,937

Other Investment Companies 3.2% of net assets

Switzerland 0.3%
BB Biotech AG	58,837	0.2	4,149,066
Other Securities		0.1	1,020,909
		0.3	5,169,975

United Kingdom 0.1%
Other Securities		0.1	1,659,515

United States 2.8%
Money Market Fund 0.1%
Other Securities		0.1	2,523,460
Securities Lending Collateral 2.7%
Wells Fargo Government Money Market Fund, Select Class 2.34% (c)		2.7	56,996,226
		2.8	59,519,686
Total Other Investment Companies
(Cost $65,450,831)			66,349,176

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/15/19	96	8,971,200	141,361

24
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $52,701,385.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,065,545,429	$—	$—	$1,065,545,429
Australia	133,658,952	—	79,095 *	133,738,047
Canada	365,447,393	—	409,457	365,856,850
Hong Kong	43,387,931	—	— *	43,387,931
Japan	386,599,016	—	193,055	386,792,071
Singapore	38,275,899	—	— *	38,275,899
Spain	36,829,712	—	— *	36,829,712
Preferred Stock[1]	5,708,333	—	—	5,708,333
Rights [1]	89,178	—	—	89,178
Australia	—	—	2,057	2,057
Warrants [1]
Singapore	—	—	5,937	5,937
Other Investment Companies[1]	66,349,176	—	—	66,349,176
Futures Contracts[2]	141,361	—	—	141,361
Total	$2,142,032,380	$—	$689,601	$2,142,721,981
*	Level 3 amount shown includes securities determined to have no value at February 28, 2019.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
25
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Statement of Assets and Liabilities

As of February 28, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $2,081,615,484) including securities on loan of $52,701,385		$2,085,584,394
Collateral invested for securities on loan, at value (cost $56,996,226)		56,996,226
Deposit with broker for futures contracts		580,500
Foreign currency, at value (cost $2,510,871)		2,518,275
Receivables:
Dividends		2,990,457
Foreign tax reclaims		868,452
Income from securities on loan	+	212,902
Total assets		2,149,751,206
Liabilities
Collateral held for securities on loan		56,996,226
Payables:
Investments bought		256,234
Management fees		195,551
Foreign capital gains tax		29,586
Variation margin on futures contracts	+	20,864
Total liabilities		57,498,461
Net Assets
Total assets		2,149,751,206
Total liabilities	–	57,498,461
Net assets		$2,092,252,745
Net Assets by Source
Capital received from investors		2,141,524,275
Total distributable loss[1]		(49,271,530)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,092,252,745		64,600,000		$32.39

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).
26
Schwab International Equity ETFs  |  Semiannual Report
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Schwab International Small-Cap Equity ETF
Statement of Operations

For the period September 1, 2018 through February 28, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,783,377)		$18,177,948
Securities on loan, net	+	1,402,564
Total investment income		19,580,512
Expenses
Management fees		1,233,377
Total expenses	–	1,233,377
Net investment income		18,347,135
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gains tax of $10,355)		(46,036,872)
Net realized gains on in-kind redemptions		79,664,618
Net realized losses on futures contracts		(651,944)
Net realized losses on foreign currency transactions	+	(127,534)
Net realized gains		32,848,268
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $3,737)		(213,355,185)
Net change in unrealized appreciation (depreciation) on futures contracts		182,750
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(20,444)
Net change in unrealized appreciation (depreciation)	+	(213,192,879)
Net realized and unrealized losses		(180,344,611)
Decrease in net assets resulting from operations		($161,997,476)
27
Schwab International Equity ETFs  |  Semiannual Report
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Schwab International Small-Cap Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/18-2/28/19		9/1/17-8/31/18
Net investment income		$18,347,135	$43,918,155
Net realized gains		32,848,268	47,132,418
Net change in unrealized appreciation (depreciation)	+	(213,192,879)	636,039
Increase (decrease) in net assets resulting from operations		(161,997,476)	91,686,612
Distributions to Shareholders1
Total distributions		($48,034,000)	($47,913,600)

Transactions in Fund Shares
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,600,000	$273,339,937	22,700,000	$818,810,444
Shares redeemed	+	(7,600,000)	(252,053,793)	(3,300,000)	(119,623,285)
Net transactions in fund shares		1,000,000	$21,286,144	19,400,000	$699,187,159
Shares Outstanding and Net Assets
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		63,600,000	$2,280,998,077	44,200,000	$1,538,037,906
Total increase or decrease	+	1,000,000	(188,745,332)	19,400,000	742,960,171
End of period[2]		64,600,000	$2,092,252,745	63,600,000	$2,280,998,077
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $47,913,600 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $13,971,989 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
28
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Financial Statements
Financial Highlights
	9/1/18– 2/28/19*	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$25.89	$26.99	$22.56	$20.83	$27.34	$22.94
Income (loss) from investment operations:
Net investment income (loss)	0.19 [1]	0.68 [1]	0.71 [1]	0.58 [1]	0.66 [1]	0.63
Net realized and unrealized gains (losses)	0.15	(1.13)	4.21	1.64	(6.49)	4.40
Total from investment operations	0.34	(0.45)	4.92	2.22	(5.83)	5.03
Less distributions:
Distributions from net investment income	(0.63)	(0.65)	(0.49)	(0.49)	(0.68)	(0.63)
Net asset value at end of period	$25.60	$25.89	$26.99	$22.56	$20.83	$27.34
Total return	1.51% [2]	(1.79%)	22.40%	11.02%	(21.62%)	22.31%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.13% [3]	0.13%	0.13% [4]	0.14%	0.14%	0.14%
Net investment income (loss)	1.58% [3]	2.48%	2.96%	2.85%	2.66%	2.89%
Portfolio turnover rate[5]	6% [2]	18%	7%	10%	8%	9%
Net assets, end of period (x 1,000)	$5,599,302	$4,900,591	$4,248,821	$2,009,874	$1,276,740	$1,273,840

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
29
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 97.0% of net assets

Brazil 6.8%
Ambev S.A. ADR	5,389,434	0.4	24,414,136
B3 S.A. - Brasil Bolsa Balcao	2,439,970	0.4	21,333,675
Itau Unibanco Holding S.A. ADR	5,711,564	1.0	53,688,702
Petroleo Brasileiro S.A.	3,581,477	0.5	28,516,207
Vale S.A.	4,226,375	1.0	53,079,731
Other Securities		3.5	201,128,830
		6.8	382,161,281

Chile 1.3%
Other Securities		1.3	71,776,763

China 34.5%
Agricultural Bank of China Ltd., H Shares	37,662,624	0.3	18,040,137
Alibaba Group Holding Ltd. ADR *	1,476,484	4.8	270,240,866
Baidu, Inc. ADR *	338,042	1.0	54,945,347
Bank of China Ltd., H Shares	92,611,312	0.8	43,180,387
China Construction Bank Corp., H Shares	108,884,699	1.7	96,819,690
China Life Insurance Co., Ltd., H Shares	9,101,965	0.5	25,045,535
China Merchants Bank Co., Ltd., H Shares	4,661,152	0.4	21,376,528
China Mobile Ltd.	6,460,937	1.2	67,985,604
China Petroleum & Chemical Corp., H Shares	31,688,113	0.5	27,369,539
CNOOC Ltd.	19,640,571	0.6	33,877,721
Industrial & Commercial Bank of China Ltd., H Shares	95,287,753	1.3	73,318,814
JD.com, Inc. ADR *	974,472	0.5	27,002,619
NetEase, Inc. ADR	88,935	0.4	19,852,071
Ping An Insurance Group Co. of China Ltd., H Shares	6,090,298	1.2	64,124,325
Tencent Holdings Ltd.	6,960,982	5.3	297,778,001
Other Securities		14.0	791,402,869
		34.5	1,932,360,053

Colombia 0.5%
Other Securities		0.5	25,224,583

Czech Republic 0.2%
Other Securities		0.2	12,470,747

Egypt 0.1%
Other Securities		0.1	7,356,095

Security	Number of Shares	% of Net Assets	Value ($)
Greece 0.3%
Other Securities		0.3	18,932,714

Hungary 0.4%
Other Securities		0.4	22,464,030

India 10.8%
Axis Bank Ltd. *	2,203,192	0.4	21,978,874
Hindustan Unilever Ltd.	855,252	0.4	20,834,114
Housing Development Finance Corp., Ltd.	2,094,310	1.0	54,214,071
Infosys Ltd.	4,649,056	0.9	47,996,370
Reliance Industries Ltd.	3,796,726	1.2	65,713,566
Tata Consultancy Services Ltd.	1,101,423	0.6	30,714,644
Other Securities		6.3	364,965,554
		10.8	606,417,193

Indonesia 2.4%
PT Bank Central Asia Tbk	11,839,108	0.4	23,206,924
PT Bank Rakyat Indonesia (Persero) Tbk	65,036,747	0.3	17,799,287
Other Securities		1.7	94,457,514
		2.4	135,463,725

Kuwait 0.5%
Other Securities		0.5	29,208,226

Malaysia 3.1%
Public Bank Berhad	3,754,254	0.4	23,080,376
Other Securities		2.7	152,569,837
		3.1	175,650,213

Mexico 3.3%
America Movil S.A.B. de C.V., Series L	33,816,578	0.4	24,358,332
Fomento Economico Mexicano S.A.B. de C.V.	2,606,501	0.4	23,656,544
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,465,144	0.3	18,854,636
Other Securities		2.2	118,471,900
		3.3	185,341,412

Peru 0.5%
Credicorp Ltd.	83,848	0.4	20,382,610
Other Securities		0.1	4,934,592
		0.5	25,317,202

30
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Philippines 1.3%
Other Securities		1.3	71,138,171

Qatar 1.2%
Qatar National Bank SAQ	540,971	0.5	27,962,302
Other Securities		0.7	39,171,191
		1.2	67,133,493

Russia 4.1%
Gazprom PAO ADR	6,549,796	0.6	31,072,232
LUKOIL PJSC	594,105	0.9	49,595,714
NovaTek PJSC	1,331,430	0.4	21,829,421
Sberbank of Russia PJSC	12,282,890	0.7	38,733,381
Tatneft PJSC	1,850,880	0.4	21,798,934
Other Securities		1.1	66,892,773
		4.1	229,922,455

South Africa 7.6%
FirstRand Ltd.	3,884,667	0.3	17,765,582
Naspers Ltd., N Shares	522,790	2.0	113,236,091
Sasol Ltd.	680,750	0.4	20,813,713
Standard Bank Group Ltd.	1,562,573	0.4	21,533,723
Other Securities		4.5	249,647,579
		7.6	422,996,688

Taiwan 12.6%
Formosa Plastics Corp.	5,789,560	0.3	19,281,916
Hon Hai Precision Industry Co., Ltd.	14,511,092	0.6	34,277,984
Taiwan Semiconductor Manufacturing Co., Ltd.	29,346,500	4.1	227,895,099
Other Securities		7.6	423,201,509
		12.6	704,656,508

Thailand 3.7%
PTT PCL NVDR	17,593,800	0.5	27,078,121
Other Securities		3.2	178,153,106
		3.7	205,231,227

Turkey 0.9%
Other Securities		0.9	48,981,600

United Arab Emirates 0.9%
Other Securities		0.9	52,690,667
Total Common Stock
(Cost $4,927,577,853)			5,432,895,046

Preferred Stock 2.8% of net assets

Brazil 2.5%
Banco Bradesco S.A.	4,061,838	0.8	46,865,070
Petroleo Brasileiro S.A.	4,793,430	0.6	34,587,085
Other Securities		1.1	60,279,969
		2.5	141,732,124

Security	Number of Shares	% of Net Assets	Value ($)
Chile 0.0%
Other Securities		0.0	834,916

Colombia 0.1%
Other Securities		0.1	3,038,750

Russia 0.2%
Other Securities		0.2	11,900,545

Taiwan 0.0%
Other Securities		0.0	368,575
Total Preferred Stock
(Cost $120,839,820)			157,874,910

Other Investment Companies 0.6% of net assets

United States 0.6%
Money Market Fund 0.1%
Other Securities		0.1	4,380,233
Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 2.34% (c)		0.5	28,689,060
Total Other Investment Companies
(Cost $33,069,293)			33,069,293

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 03/15/19	230	12,037,050	(85,626)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings..
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $26,680,446.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

31
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,481,602,279	$—	$—	$3,481,602,279
China	1,932,360,053	—	— *	1,932,360,053
Greece	18,891,362	—	41,352	18,932,714
Preferred Stock[1]	157,874,910	—	—	157,874,910
Other Investment Companies[1]	33,069,293	—	—	33,069,293
Liabilities
Futures Contracts[2]	(85,626)	—	—	(85,626)
Total	$5,623,712,271	$—	$41,352	$5,623,753,623
*	Level 3 amount shown includes securities determined to have no value at February 28, 2019.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
32
Schwab International Equity ETFs  |  Semiannual Report
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Schwab Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of February 28, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $5,052,797,906) including securities on loan of $26,680,446		$5,595,150,189
Collateral invested for securities on loan, at value (cost $28,689,060)		28,689,060
Deposit with broker for futures contracts		1,097,200
Foreign currency, at value (cost $2,729,517)		2,730,684
Receivables:
Dividends		7,815,793
Income from securities on loan		114,980
Foreign tax reclaims	+	12,416
Total assets		5,635,610,322
Liabilities
Collateral held for securities on loan		28,689,060
Payables:
Investments bought		436,416
Management fees		537,524
Foreign capital gains tax		6,483,470
Variation margin on futures contracts	+	162,150
Total liabilities		36,308,620
Net Assets
Total assets		5,635,610,322
Total liabilities	–	36,308,620
Net assets		$5,599,301,702
Net Assets by Source
Capital received from investors		5,426,120,024
Total distributable earnings[1]		173,181,678

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,599,301,702		218,700,000		$25.60

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).
33
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Statement of Operations

For the period September 1, 2018 through February 28, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $3,097,815)		$37,197,007
Income from non-cash dividends		2,925,129
Securities on loan, net	+	553,232
Total investment income		40,675,368
Expenses
Management fees		3,080,523
Total expenses	–	3,080,523
Net investment income		37,594,845
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(50,571,002)
Net realized gains on in-kind redemptions		23,547,896
Net realized gains on futures contracts		1,368,911
Net realized losses on foreign currency transactions	+	(519,670)
Net realized losses		(26,173,865)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of ($4,193,482))		95,089,562
Net change in unrealized appreciation (depreciation) on futures contracts		58,543
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	344,326
Net change in unrealized appreciation (depreciation)	+	95,492,431
Net realized and unrealized gains		69,318,566
Increase in net assets resulting from operations		$106,913,411
34
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/18-2/28/19		9/1/17-8/31/18
Net investment income		$37,594,845	$120,916,490
Net realized losses		(26,173,865)	(81,491,649)
Net change in unrealized appreciation (depreciation)	+	95,492,431	(193,893,853)
Increase (decrease) in net assets resulting from operations		106,913,411	(154,469,012)
Distributions to Shareholders1
Total distributions		($123,939,100)	($107,285,800)

Transactions in Fund Shares
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		31,100,000	$759,686,287	32,900,000	$940,429,372
Shares redeemed	+	(1,700,000)	(43,949,430)	(1,000,000)	(26,904,868)
Net transactions in fund shares		29,400,000	$715,736,857	31,900,000	$913,524,504
Shares Outstanding and Net Assets
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		189,300,000	$4,900,590,534	157,400,000	$4,248,820,842
Total increase	+	29,400,000	698,711,168	31,900,000	651,769,692
End of period[2]		218,700,000	$5,599,301,702	189,300,000	$4,900,590,534
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $107,285,800 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $77,987,465 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
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See financial notes

Schwab International Equity ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab International Equity ETF	Schwab U.S. REIT ETF
Schwab International Small-Cap Equity ETF	Schwab U.S. TIPS ETF
Schwab Emerging Markets Equity ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 100,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
Effective November 5, 2018, the funds adopted SEC Regulation S-X disclosure requirement changes. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of February 28, 2019 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. Any expenses charged by the cash collateral fund are in addition to these fees.
As of February 28, 2019, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 28, 2019, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of February 28, 2019, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Each fund uses statistical sampling techniques, and as a result, a fund may not fully replicate its respective index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because each fund utilizes a sampling approach, it may not track the return of its respective index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
0.06%	0.12%	0.13%
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 28, 2019, as applicable:
	Underlying Funds
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Schwab VIT Balanced Portfolio	0.0%*	0.1%	0.1%
Schwab VIT Balanced with Growth Portfolio	0.1%	0.2%	0.2%
Schwab VIT Growth Portfolio	0.2%	0.4%	0.2%
Schwab Target 2010 Index Fund	0.0%*	-%	-%
Schwab Target 2015 Index Fund	0.0%*	-%	-%
Schwab Target 2020 Index Fund	0.1%	-%	0.0%*
Schwab Target 2025 Index Fund	0.1%	-%	0.1%
Schwab Target 2030 Index Fund	0.2%	-%	0.1%
Schwab Target 2035 Index Fund	0.1%	-%	0.1%
Schwab Target 2040 Index Fund	0.2%	-%	0.1%
Schwab Target 2045 Index Fund	0.1%	-%	0.1%
Schwab Target 2050 Index Fund	0.1%	-%	0.1%
Schwab Target 2055 Index Fund	0.1%	-%	0.1%
Schwab Target 2060 Index Fund	0.1%	-%	0.1%
*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2019, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab International Equity ETF	$148,001,095	($26,336,227)
Schwab International Small-Cap Equity ETF	69,084,507	(7,594,874)
Schwab Emerging Markets Equity ETF	67,312,022	(10,994,495)
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), which matured on October 4, 2018. On October 4, 2018, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $750 million, maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on November 30, 2018. On November 30, 2018, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at February 28, 2019 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting
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Financial Notes, unaudited (continued)

8. Derivatives (continued):
policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 28, 2019, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab International Equity ETF	$62,609,676	677
Schwab International Small-Cap Equity ETF	8,122,622	88
Schwab Emerging Markets Equity ETF	8,239,335	161

9. Purchases and Sales of Investment Securities:
For the period ended February 28, 2019, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab International Equity ETF	$697,522,862	$852,990,092
Schwab International Small-Cap Equity ETF	196,583,151	222,522,065
Schwab Emerging Markets Equity ETF	708,213,905	274,930,726

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 28, 2019, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab International Equity ETF	$1,437,905,666	$—
Schwab International Small-Cap Equity ETF	249,872,925	229,400,205
Schwab Emerging Markets Equity ETF	238,428,388	41,874,328
For the period ended February 28, 2019, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 28, 2019 are disclosed in the funds’ Statements of Operations, if any.
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Financial Notes, unaudited (continued)

11. Federal Income Taxes
As of February 28, 2019, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Tax cost	$16,047,336,553	$2,145,540,671	$5,172,803,399
Gross unrealized appreciation	$1,825,190,009	$226,900,482	$791,398,376
Gross unrealized depreciation	(1,015,839,267)	(229,719,172)	(340,448,152)
Net unrealized appreciation (depreciation)	$809,350,742	($2,818,690)	$450,950,224
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2018, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
August 31, 2019	$2,345,874	$215,545	$1,091,404
No expiration	297,898,698	67,520,352	263,169,195
Total	$300,244,572	$67,735,897	$264,260,599
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2019. The tax-basis components of distributions paid during the year ended August 31, 2018 were as follows:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Ordinary income	$308,067,760	$47,913,600	$107,285,800
Long-term capital gains	—	—	—
As of August 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2018, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director, Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net)  An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

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median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

51
Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2019 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR54790-09
00227484

Semiannual Report  |  February 28, 2019
Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF	SCHB
Schwab 1000 Index® ETF	SCHK
Schwab U.S. Large-Cap ETF	SCHX
Schwab U.S. Large-Cap Growth ETF	SCHG
Schwab U.S. Large-Cap Value ETF	SCHV
Schwab U.S. Mid-Cap ETF	SCHM
Schwab U.S. Small-Cap ETF	SCHA
Schwab U.S. Dividend Equity ETF	SCHD

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically as described below.
If you would like to continue to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request by contacting your financial intermediary.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action. If you do not receive shareholder reports and other fund documents electronically but would like to do so, contact your financial intermediary.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended February 28, 2019
Schwab U.S. Broad Market ETF (Ticker Symbol: SCHB)
Market Price Return[1]	-3.46%
NAV Return[1]	-3.51%
Dow Jones U.S. Broad Stock Market Index	-3.52%
ETF Category: Morningstar Large Blend[2]	-3.37%
Performance Details	pages 8-9

Schwab 1000 Index ETF (Ticker Symbol: SCHK)
Market Price Return[1]	-3.21%
NAV Return[1]	-3.14%
Schwab 1000 Index®	-3.11%
ETF Category: Morningstar Large Blend[2]	-3.37%
Performance Details	pages 10-11

Schwab U.S. Large-Cap ETF (Ticker Symbol: SCHX)
Market Price Return[1]	-2.94%
NAV Return[1]	-3.00%
Dow Jones U.S. Large-Cap Total Stock Market Index	-2.99%
ETF Category: Morningstar Large Blend[2]	-3.37%
Performance Details	pages 12-13

Schwab U.S. Large-Cap Growth ETF (Ticker Symbol: SCHG)
Market Price Return[1]	-4.32%
NAV Return[1]	-4.31%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	-4.32%
ETF Category: Morningstar Large Growth[2]	-3.90%
Performance Details	pages 14-15
Total Returns for the 6 Months Ended February 28, 2019
Schwab U.S. Large-Cap Value ETF (Ticker Symbol: SCHV)
Market Price Return[1]	-1.55%
NAV Return[1]	-1.56%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	-1.53%
ETF Category: Morningstar Large Value[2]	-2.89%
Performance Details	pages 16-17

Schwab U.S. Mid-Cap ETF (Ticker Symbol: SCHM)
Market Price Return[1]	-4.20%
NAV Return[1]	-4.22%
Dow Jones U.S. Mid-Cap Total Stock Market Index	-4.18%
ETF Category: Morningstar Mid-Cap Blend[2]	-5.23%
Performance Details	pages 18-19

Schwab U.S. Small-Cap ETF (Ticker Symbol: SCHA)
Market Price Return[1]	-8.02%
NAV Return[1]	-7.99%
Dow Jones U.S. Small-Cap Total Stock Market Index	-8.00%
ETF Category: Morningstar Small Blend[2]	-8.67%
Performance Details	pages 20-21

Schwab U.S. Dividend Equity ETF (Ticker Symbol: SCHD)
Market Price Return[1]	-0.17%
NAV Return[1]	-0.19%
Dow Jones U.S. Dividend 100TM Index	-0.14%
ETF Category: Morningstar Large Value[2]	-2.89%
Performance Details	pages 22-23
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Indices are products of S& P Dow Jones Indices LLC and/or its affiliates, and have been licensed for use by CSIM. The Schwab U.S. Equity ETFs, based on their respective Dow Jones Indices, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such products.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Sometimes, ending right back where you started can seem like a victory in itself. The stock market’s rebound from the significant declines of late last year has likely brought relief to those investors who stayed the course. But the journey hasn’t been easy, and most stock funds still have ground left to make up.
At Charles Schwab Investment Management, we often talk about the importance of diversification. But, we also recognize that maintaining a long-term perspective and setting aside emotions can be tough when market conditions become challenging. We seek to provide the products that investors can use to achieve their long-term financial goals—and to help weather the market volatility that may come along the way.
Since the launch of our first ETFs in 2009, we have focused on offering a straightforward set of core investment products that deliver both quality and value. The Schwab U.S. Equity ETFs are a key part of that approach. Whether you are looking to capture the performance of large-cap, small-cap, dividend yielding, value or growth stocks, the Schwab U.S. Equity ETFs are designed to be part of the foundation of a diversified portfolio—providing a convenient, low-cost way to gain U.S. stock market access. And, aligned with our continued commitment to low-cost investing, we were excited to announce that effective March 11, 2019, the expense ratios for the Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF were reduced.
No matter how you choose to invest with us, we believe you’re going to find solutions to your investing needs. Charles Schwab Investment Management has become one of the nation’s largest and fastest-growing ETF managers not by offering more choices than our competitors, but by providing carefully developed products that can help simplify decision-making. This is cornerstone of our investing philosophy—and will continue to be.
On April 1, 2019, I transitioned into the role of Chief Executive Officer of Charles Schwab Investment Management, replacing Marie Chandoha upon her retirement. Looking back at how Charles Schwab Investment Management has grown into the market leader it is today, I believe Marie deserves particular credit. As Chief Executive Officer for over eight years, Marie provided the vision and leadership that has helped us stay focused on the goal of providing cost-effective funds to support investors in meeting their investment objectives. It’s been my privilege to be part of the great team Marie built.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
From the President (continued)

“ And, aligned with our continued commitment to low-cost investing, we were excited to announce that effective March 11, 2019, the expense ratios for the Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF were reduced.”
I look forward to furthering our organization’s important mission. As we encounter ups and downs in the investment environment, it becomes even more important to serve our investors to the best of our ability. At Charles Schwab Investment Management, we seek to offer high quality products that help investors build portfolios that serve their needs, even during the more difficult stretches in the market.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab U.S. Equity ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
The Investment Environment

For the six-month reporting period ended February 28, 2019, U.S. equity markets lost ground. Despite major market indices posting record highs in late September and early October, over the final three months of 2018, investor anxiety rose on concerns about the future pace of interest rate hikes, falling oil prices, slowing international growth, and concerns about trade negotiations with China. During the fourth quarter of 2018, volatility spiked and stocks fell steeply, particularly in December, more than erasing the year’s earlier gains and driving major indices to near–bear market territory. In January and February, a strong rebound brought major indices nearly back to their early-December levels but below their earlier October highs. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned –3.04% for the reporting period. Smaller stocks were weaker, with the Dow Jones U.S. Mid-Cap Total Stock Market Index and the Russell 2000® Index returning –4.18% and –8.86%, respectively. Markets outside the U.S. were mixed. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned –3.58%, while the MSCI Emerging Markets Index (Net)* returned 0.33%.
Entering its tenth year of expansion, the U.S. economy continued to exhibit steady growth for most of the period, even as multiple economies around the globe showed growing weakness. U.S. gross domestic product (GDP) grew at an annual rate of 2.2% in the fourth quarter of 2018, down from 3.4% in the third quarter. Nonfarm payrolls were steady, and the unemployment rate remained low, although it ticked up slightly from its low of 3.7% in September, October, and November to 4.0% in January. Inflation remained in check, while pressure on wage growth began to rise toward the end of 2018. Consumer confidence, which hit an 18-year high in October, the highest since 2000, fell for the subsequent three months before rebounding in February against the backdrop of the market’s rally and the end of the 35-day partial government shutdown that began in late December and extended through late January.
Asset Class Performance Comparison % returns during the 6 months ended February 28, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
The Investment Environment (continued)

Outside the U.S., conditions continued to soften. Despite reaching a nearly three-year high in October, oil prices fell precipitously over the last three months of 2018, ending the year down 25% amid concerns of economic slowing and a global oil glut. Demand was impacted particularly by poor economic performance in China, Brazil, and Europe, while supply has risen, notably due to the growth of shale in the U.S. and strong increases in Russian oil production. In the final quarter of 2018, the eurozone’s economic expansion was subdued by political tensions as well as a sharp decline in the manufacturing sector’s new export orders. Japan’s economy contracted in the third quarter of 2018 but exhibited growth in the fourth quarter, albeit at a slower rate than in the second quarter. The United Kingdom’s economy grew modestly in the third quarter but contracted in the fourth quarter amid ongoing Brexit-related economic and political uncertainty as well as rapidly growing wage pressures. Several Asian economies, including China and India, also exhibited signs of slowing but still outpaced many developed economies.
Despite continuing low levels of inflation, the Federal Reserve (Fed) raised the federal funds rate by 0.25% twice during the reporting period—in September and December. Fed rates ended the reporting period in a target range of 2.25% to 2.50%, bringing them closer to what the Fed considers a neutral level, according to Fed Chairman Jerome Powell. In January, he stated that “the case for raising rates has weakened somewhat,” and that the Fed had “the luxury of patience” regarding possible future rate hikes, easing investors’ concerns about the likelihood and pace of future rate hikes. The Fed also continued its program to reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. As of the end of the reporting period, the Fed’s balance sheet stood at just over $4 trillion, down from $4.5 trillion when the program was announced in June 2017.
From a sector standpoint, Utilities was the strongest performer, as this sector is generally less susceptible to market volatility. The Real Estate sector was also strong for the period, benefiting from the ongoing strength of the U.S. economy and solid fundamentals such as stable office leasing activity and steady increases in rental values. The weakest sectors for the reporting period were Energy, due in large part to weakness in oil and natural gas prices, and Materials, which was dampened by global growth concerns and trade dispute worries.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a Senior Analyst in the ETF Portfolio Management and Research Team where he performed portfolio management, trading and analytics/research functions of ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Broad Market ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Broad Market ETF (11/3/09)
Market Price Return[2]	-3.46%	5.05%	10.14%	13.55%
NAV Return[2]	-3.51%	5.01%	10.14%	13.54%
Dow Jones U.S. Broad Stock Market Index	-3.52%	5.00%	10.13%	13.56%
ETF Category: Morningstar Large Blend[3]	-3.37%	3.15%	8.80%	N/A
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Broad Market ETF
Performance and Fund Facts as of February 28, 2019

Statistics1
Number of Holdings	2,466
Weighted Average Market Cap (millions)	$181,249
Price/Earnings Ratio (P/E)	19.4
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate	2% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab 1000 Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab 1000 Index ETF (10/11/17)
Market Price Return[2]	-3.21%	4.74%	8.55%
NAV Return[2]	-3.14%	4.86%	8.58%
Schwab 1000 Index®	-3.11%	4.92%	8.65%
Russell 1000® Index	-3.07%	4.99%	8.70%
ETF Category: Morningstar Large Blend[3]	-3.37%	3.15%	N/A
Fund Expense Ratio[4]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*	Inception (10/11/17) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab 1000 Index ETF
Performance and Fund Facts as of February 28, 2019

Statistics1
Number of Holdings	998
Weighted Average Market Cap (millions)	$193,175
Price/Earnings Ratio (P/E)	19.6
Price/Book Ratio (P/B)	3.1
Portfolio Turnover Rate	3% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap ETF (11/3/09)
Market Price Return[2]	-2.94%	4.99%	10.49%	13.46%
NAV Return[2]	-3.00%	4.95%	10.48%	13.46%
Dow Jones U.S. Large-Cap Total Stock Market Index	-2.99%	4.96%	10.50%	13.53%
ETF Category: Morningstar Large Blend[3]	-3.37%	3.15%	8.80%	N/A
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap ETF
Performance and Fund Facts as of February 28, 2019

Statistics1
Number of Holdings	755
Weighted Average Market Cap (millions)	$200,973
Price/Earnings Ratio (P/E)	19.6
Price/Book Ratio (P/B)	3.1
Portfolio Turnover Rate	3% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Growth ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap Growth ETF (12/11/09)
Market Price Return[2]	-4.32%	6.60%	12.09%	14.17%
NAV Return[2]	-4.31%	6.60%	12.10%	14.17%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	-4.32%	6.61%	12.14%	14.26%
ETF Category: Morningstar Large Growth[3]	-3.90%	5.89%	10.31%	N/A
Fund Expense Ratio[4]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S& P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (12/11/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Growth ETF
Performance and Fund Facts as of February 28, 2019

Statistics1
Number of Holdings	410
Weighted Average Market Cap (millions)	$262,840
Price/Earnings Ratio (P/E)	23.8
Price/Book Ratio (P/B)	4.5
Portfolio Turnover Rate	13% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Value ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap Value ETF (12/11/09)
Market Price Return[2]	-1.55%	3.42%	8.92%	11.62%
NAV Return[2]	-1.56%	3.46%	8.93%	11.62%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	-1.53%	3.50%	8.99%	11.75%
ETF Category: Morningstar Large Value[3]	-2.89%	1.98%	7.51%	N/A
Fund Expense Ratio[4]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S& P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (12/11/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Value ETF
Performance and Fund Facts as of February 28, 2019

Statistics1
Number of Holdings	347
Weighted Average Market Cap (millions)	$126,598
Price/Earnings Ratio (P/E)	16.1
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	5% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Mid-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Mid-Cap ETF (1/13/11)
Market Price Return[2]	-4.20%	6.67%	8.99%	11.80%
NAV Return[2]	-4.22%	6.51%	8.98%	11.80%
Dow Jones U.S. Mid-Cap Total Stock Market Index	-4.18%	6.57%	9.01%	11.85%
ETF Category: Morningstar Mid-Cap Blend[3]	-5.23%	2.44%	6.46%	N/A
Fund Expense Ratio[4]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (1/13/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the December 14, 2018 prospectus. Effective March 11, 2019, the management fee was reduced to 0.04%. For more information, see financial note 4 or refer to the prospectus supplement dated March 11, 2019.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Mid-Cap ETF
Performance and Fund Facts as of February 28, 2019

Statistics1
Number of Holdings	501
Weighted Average Market Cap (millions)	$8,053
Price/Earnings Ratio (P/E)	19.7
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate	16% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Small-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Small-Cap ETF (11/3/09)
Market Price Return[2]	-8.02%	5.22%	7.26%	13.86%
NAV Return[2]	-7.99%	5.31%	7.26%	13.86%
Dow Jones U.S. Small-Cap Total Stock Market Index	-8.00%	5.28%	7.22%	13.89%
ETF Category: Morningstar Small Blend[3]	-8.67%	3.37%	6.19%	N/A
Fund Expense Ratio[4]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the December 14, 2018 prospectus. Effective March 11, 2019, the management fee was reduced to 0.04%. For more information, see financial note 4 or refer to the prospectus supplement dated March 11, 2019.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Small-Cap ETF
Performance and Fund Facts as of February 28, 2019

Statistics1
Number of Holdings	1,738
Weighted Average Market Cap (millions)	$3,207
Price/Earnings Ratio (P/E)	17.5
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate	8% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Dividend Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Dividend Equity ETF (10/20/11)
Market Price Return[2]	-0.17%	5.62%	10.46%	13.58%
NAV Return[2]	-0.19%	5.62%	10.46%	13.58%
Dow Jones U.S. Dividend 100TM Index	-0.14%	5.70%	10.57%	13.72%
ETF Category: Morningstar Large Value[3]	-2.89%	1.98%	7.51%	N/A
Fund Expense Ratio[4]: 0.07%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100TM Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (10/20/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the December 14, 2018 prospectus. Effective March 11, 2019, the management fee was reduced to 0.06%. For more information, see financial note 4 or refer to the prospectus supplement dated March 11, 2019.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Dividend Equity ETF
Performance and Fund Facts as of February 28, 2019

Statistics1
Number of Holdings	100
Weighted Average Market Cap (millions)	$127,574
Price/Earnings Ratio (P/E)	17.6
Price/Book Ratio (P/B)	4.1
Portfolio Turnover Rate	5% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2018 and held through February 28, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/18	Ending Account Value (Net of Expenses) at 2/28/19	Expenses Paid During Period 9/1/18-2/28/19[2]
Schwab U.S. Broad Market ETF
Actual Return	0.03%	$1,000.00	$ 964.90	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab 1000 Index ETF
Actual Return	0.05%	$1,000.00	$ 968.60	$0.24
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab U.S. Large-Cap ETF
Actual Return	0.03%	$1,000.00	$ 970.00	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab U.S. Large-Cap Growth ETF
Actual Return	0.04%	$1,000.00	$ 956.90	$0.19
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab U.S. Large-Cap Value ETF
Actual Return	0.04%	$1,000.00	$ 984.40	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab U.S. Mid-Cap ETF
Actual Return	0.05%	$1,000.00	$ 957.80	$0.24
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab U.S. Small-Cap ETF
Actual Return	0.05%	$1,000.00	$ 920.10	$0.24
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab U.S. Dividend Equity ETF
Actual Return	0.07%	$1,000.00	$ 998.10	$0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.45	$0.35

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. Effective March 11, 2019, the management fee of the Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF and Schwab U.S. Dividend Equity ETF were reduced to 0.04%, 0.04% and 0.06%, respectively. If the fund expense changes had been in place throughout the entire most recent fiscal half-year the expenses paid during period under the actual return and hypothetical 5% return example would have been the following; For Schwab U.S. Mid-Cap ETF, $0.19 and $0.20, respectively, for Schwab U.S. Small-Cap ETF, $0.19 and $0.20, respectively, and for Schwab U.S. Dividend Equity ETF, $0.30 and $0.30, respectively. (See financial note 4)
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by 365 days of the fiscal year.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Broad Market ETF
Financial Statements
Financial Highlights
	9/1/18– 2/28/19*	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$70.55	$59.72	$52.42	$48.02	$48.75	$39.79
Income (loss) from investment operations:
Net investment income (loss)[1]	0.66	1.18	1.12	1.03	0.99	0.85
Net realized and unrealized gains (losses)	(3.16)	10.77	7.20	4.34	(0.79)	8.93
Total from investment operations	(2.50)	11.95	8.32	5.37	0.20	9.78
Less distributions:
Distributions from net investment income	(0.72)	(1.12)	(1.02)	(0.97)	(0.93)	(0.82)
Net asset value at end of period	$67.33	$70.55	$59.72	$52.42	$48.02	$48.75
Total return	(3.51%) [2]	20.20%	16.03%	11.35%	0.33%	24.77%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03% [3]	0.03%	0.03%	0.03% [4]	0.04%	0.04%
Net investment income (loss)	2.07% [3]	1.81%	1.99%	2.09%	1.98%	1.90%
Portfolio turnover rate[5]	2% [2]	4%	4%	5%	3%	4%
Net assets, end of period (x 1,000)	$14,112,203	$13,326,391	$10,215,289	$6,858,980	$4,919,185	$3,654,037

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	114,043,858

Banks 6.1%
Bank of America Corp.	4,571,768	1.0	132,947,013
Citigroup, Inc.	1,223,285	0.6	78,265,774
JPMorgan Chase & Co.	1,666,337	1.3	173,898,929
Wells Fargo & Co.	2,121,554	0.8	105,844,329
Other Securities		2.4	363,017,038
		6.1	853,973,083

Capital Goods 7.3%
3M Co.	291,239	0.4	60,400,056
Honeywell International, Inc.	371,265	0.4	57,200,799
The Boeing Co.	264,343	0.8	116,300,346
Other Securities		5.7	798,253,520
		7.3	1,032,154,721

Commercial & Professional Services 1.0%
Other Securities		1.0	147,413,879

Consumer Durables & Apparel 1.4%
NIKE, Inc., Class B	638,118	0.4	54,705,856
Other Securities		1.0	137,521,795
		1.4	192,227,651

Consumer Services 2.2%
McDonald's Corp.	386,055	0.5	70,972,351
Other Securities		1.7	246,375,554
		2.2	317,347,905

Diversified Financials 5.1%
Berkshire Hathaway, Inc., Class B *	973,441	1.4	195,953,673
The Charles Schwab Corp. (b)	601,769	0.2	27,687,392
Other Securities		3.5	496,397,660
		5.1	720,038,725

Energy 5.0%
Chevron Corp.	957,160	0.8	114,457,193
Exxon Mobil Corp.	2,120,183	1.2	167,558,062
Other Securities		3.0	427,807,435
		5.0	709,822,690

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.3%
Walmart, Inc.	713,095	0.5	70,589,274
Other Securities		0.8	118,889,431
		1.3	189,478,705

Food, Beverage & Tobacco 3.5%
PepsiCo, Inc.	707,029	0.6	81,760,834
Philip Morris International, Inc.	777,685	0.5	67,611,934
The Coca-Cola Co.	1,918,890	0.6	87,002,473
Other Securities		1.8	250,495,091
		3.5	486,870,332

Health Care Equipment & Services 6.2%
Abbott Laboratories	879,009	0.5	68,228,679
Medtronic plc	672,186	0.4	60,832,833
UnitedHealth Group, Inc.	481,628	0.8	116,659,934
Other Securities		4.5	623,640,082
		6.2	869,361,528

Household & Personal Products 1.6%
The Procter & Gamble Co.	1,246,763	0.9	122,868,494
Other Securities		0.7	100,329,631
		1.6	223,198,125

Insurance 2.6%
Other Securities		2.6	372,351,058

Materials 3.0%
DowDuPont, Inc.	1,146,128	0.4	61,008,393
Other Securities		2.6	359,467,226
		3.0	420,475,619

Media & Entertainment 7.4%
Alphabet, Inc., Class A *	149,567	1.2	168,494,704
Alphabet, Inc., Class C *	153,913	1.2	172,370,247
Comcast Corp., Class A	2,272,906	0.6	87,893,275
Facebook, Inc., Class A *	1,202,129	1.4	194,083,727
Netflix, Inc. *	218,186	0.6	78,132,407
The Walt Disney Co.	745,761	0.6	84,151,671
Other Securities		1.8	255,474,162
		7.4	1,040,600,193

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	752,960	0.4	59,664,550
Amgen, Inc.	318,301	0.5	60,502,654
Eli Lilly & Co.	471,493	0.4	59,544,851
Johnson & Johnson	1,342,048	1.3	183,377,439

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Merck & Co., Inc.	1,300,893	0.8	105,749,592
Pfizer, Inc.	2,891,800	0.9	125,359,530
Other Securities		3.8	551,500,929
		8.1	1,145,699,545

Real Estate 3.9%
Other Securities		3.9	552,569,872

Retailing 5.8%
Amazon.com, Inc. *	205,571	2.4	337,101,493
The Home Depot, Inc.	565,597	0.8	104,714,629
Other Securities		2.6	376,553,784
		5.8	818,369,906

Semiconductors & Semiconductor Equipment 3.6%
Broadcom, Inc.	207,024	0.4	57,006,129
Intel Corp.	2,283,947	0.9	120,957,833
Other Securities		2.3	330,485,434
		3.6	508,449,396

Software & Services 11.5%
Adobe, Inc. *	244,337	0.5	64,138,462
International Business Machines Corp.	454,692	0.5	62,806,606
Mastercard, Inc., Class A	454,760	0.7	102,216,405
Microsoft Corp.	3,868,486	3.1	433,386,487
Oracle Corp.	1,275,816	0.5	66,508,288
PayPal Holdings, Inc. *	588,730	0.4	57,736,751
salesforce.com, Inc. *	382,568	0.5	62,607,253
Visa, Inc., Class A	879,678	0.9	130,297,905
Other Securities		4.4	642,320,151
		11.5	1,622,018,308

Technology Hardware & Equipment 5.3%
Apple, Inc.	2,256,808	2.8	390,766,305
Cisco Systems, Inc.	2,248,620	0.8	116,411,057
Other Securities		1.7	237,298,453
		5.3	744,475,815

Telecommunication Services 1.9%
AT&T, Inc.	3,640,246	0.8	113,284,455
Verizon Communications, Inc.	2,067,098	0.9	117,659,218
Other Securities		0.2	30,545,154
		1.9	261,488,827

Transportation 2.0%
Union Pacific Corp.	368,946	0.4	61,872,244
Other Securities		1.6	225,849,783
		2.0	287,722,027

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 3.1%
Other Securities		3.1	443,090,686
Total Common Stock
(Cost $10,984,724,456)			14,073,242,454

Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	6,693

Media 0.0%
Other Securities		0.0	3,586
Total Rights
(Cost $6,693)			10,279

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
Other Securities		0.1	11,573,668

Securities Lending Collateral 0.1%
Other Securities		0.1	17,807,698
Total Other Investment Companies
(Cost $29,381,366)			29,381,366

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	245	34,112,575	397,820
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,064,164.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 28, 2019:
	Balance of Shares Held at 8/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 2/28/19	Market Value at 2/28/19	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	534,013	90,690	(22,934)	601,769	$27,687,392	($2,879,774)	$350,691	$171,361

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$14,073,242,454	$—	$—	$14,073,242,454
Rights [1]
Materials	—	—	6,693	6,693
Media	—	—	3,586	3,586
Other Investment Companies[1]	29,381,366	—	—	29,381,366
Futures Contracts[2]	397,820	—	—	397,820
Total	$14,103,021,640	$—	$10,279	$14,103,031,919
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Assets and Liabilities

As of February 28, 2019; unaudited
Assets
Investments in affiliated issuers, at value (cost $21,018,174)		$27,687,392
Investments in unaffiliated issuers, at value (cost $10,975,286,643) including securities on loan of $17,064,164		14,057,139,009
Collateral invested for securities on loan, at value (cost $17,807,698)		17,807,698
Cash		10,500
Deposit with broker for futures contracts		1,980,000
Receivables:
Investments sold		37,015
Dividends		25,584,948
Fund shares sold		6,751,310
Income from securities on loan	+	50,370
Total assets		14,137,048,242
Liabilities
Collateral held for securities on loan		17,807,698
Payables:
Investments bought		6,599,800
Management fees		310,836
Variation margin on futures contracts	+	127,400
Total liabilities		24,845,734
Net Assets
Total assets		14,137,048,242
Total liabilities	–	24,845,734
Net assets		$14,112,202,508
Net Assets by Source
Capital received from investors		10,843,589,166
Total distributable earnings[1]		3,268,613,342

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$14,112,202,508		209,600,000		$67.33

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Operations

For the period September 1, 2018 through February 28, 2019; unaudited
Investment Income
Dividends received from affiliated issuer		$171,361
Dividends received from unaffiliated issuers (net of foreign withholding tax of $8,528)		131,406,255
Securities on loan, net	+	1,881,713
Total investment income		133,459,329
Expenses
Management fees		1,891,840
Total expenses	–	1,891,840
Net investment income		131,567,489
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(88,701)
Net realized losses on unaffiliated investments		(11,469,098)
Net realized gains on in-kind redemptions on affiliated issuer		439,392
Net realized gains on in-kind redemptions on unaffiliated investments		208,054,255
Net realized losses on futures contracts	+	(2,020,520)
Net realized gains		194,915,328
Net change in unrealized appreciation (depreciation) on affiliated issuer		(2,879,774)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(750,315,747)
Net change in unrealized appreciation (depreciation) on futures contracts	+	198,661
Net change in unrealized appreciation (depreciation)	+	(752,996,860)
Net realized and unrealized losses		(558,081,532)
Decrease in net assets resulting from operations		($426,514,043)

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/18-2/28/19		9/1/17-8/31/18
Net investment income		$131,567,489	$211,077,403
Net realized gains		194,915,328	192,178,495
Net change in unrealized appreciation (depreciation)	+	(752,996,860)	1,744,691,993
Increase (decrease) in net assets resulting from operations		(426,514,043)	2,147,947,891
Distributions to Shareholders1
Total distributions		($140,681,460)	($199,698,380)

Transactions in Fund Shares
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		28,300,000	$1,835,480,099	23,600,000	$1,536,444,895
Shares redeemed	+	(7,600,000)	(482,472,799)	(5,750,000)	(373,592,989)
Net transactions in fund shares		20,700,000	$1,353,007,300	17,850,000	$1,162,851,906
Shares Outstanding and Net Assets
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		188,900,000	$13,326,390,711	171,050,000	$10,215,289,294
Total increase	+	20,700,000	785,811,797	17,850,000	3,111,101,417
End of period[2]		209,600,000	$14,112,202,508	188,900,000	$13,326,390,711
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $199,698,380 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $44,482,540 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Financial Statements
Financial Highlights
	9/1/18– 2/28/19*	10/11/17 [1]– 8/31/18
Per-Share Data
Net asset value at beginning of period	$28.62	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.27	0.44
Net realized and unrealized gains (losses)	(1.17)	3.47
Total from investment operations	(0.90)	3.91
Less distributions:
Distributions from net investment income	(0.24)	(0.29)
Net asset value at end of period	$27.48	$28.62
Total return	(3.14%) [3]	15.72% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4]	0.05% [4]
Net investment income (loss)	2.08% [4]	1.87% [4]
Portfolio turnover rate[5]	3% [3]	3% [3]
Net assets, end of period (x 1,000)	$736,447	$486,487

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	5,458,622

Banks 5.8%
Bank of America Corp.	254,360	1.0	7,396,789
Citigroup, Inc.	68,099	0.6	4,356,974
JPMorgan Chase & Co.	92,687	1.3	9,672,815
Wells Fargo & Co.	118,081	0.8	5,891,061
Other Securities		2.1	15,301,730
		5.8	42,619,369

Capital Goods 7.1%
3M Co.	16,235	0.5	3,366,977
Honeywell International, Inc.	20,653	0.4	3,182,008
The Boeing Co.	14,719	0.9	6,475,771
Other Securities		5.3	39,260,885
		7.1	52,285,641

Commercial & Professional Services 0.8%
Other Securities		0.8	6,158,606

Consumer Durables & Apparel 1.3%
NIKE, Inc., Class B	35,421	0.4	3,036,642
Other Securities		0.9	6,189,374
		1.3	9,226,016

Consumer Services 2.1%
McDonald's Corp.	21,495	0.6	3,951,641
Other Securities		1.5	11,866,621
		2.1	15,818,262

Diversified Financials 5.2%
Berkshire Hathaway, Inc., Class B *	54,210	1.5	10,912,473
The Charles Schwab Corp. (a)	33,343	0.2	1,534,111
Other Securities		3.5	25,597,678
		5.2	38,044,262

Energy 5.0%
Chevron Corp.	53,273	0.9	6,370,385
Exxon Mobil Corp.	118,023	1.3	9,327,358
Other Securities		2.8	21,275,317
		5.0	36,973,060

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.4%
Walmart, Inc.	39,696	0.6	3,929,507
Other Securities		0.8	6,333,963
		1.4	10,263,470

Food, Beverage & Tobacco 3.6%
PepsiCo, Inc.	39,353	0.6	4,550,781
Philip Morris International, Inc.	43,368	0.5	3,770,414
The Coca-Cola Co.	106,774	0.7	4,841,133
Other Securities		1.8	13,145,527
		3.6	26,307,855

Health Care Equipment & Services 6.2%
Abbott Laboratories	48,888	0.5	3,794,687
Medtronic plc	37,400	0.5	3,384,700
UnitedHealth Group, Inc.	26,809	0.9	6,493,676
Other Securities		4.3	32,054,854
		6.2	45,727,917

Household & Personal Products 1.6%
The Procter & Gamble Co.	69,444	0.9	6,843,706
Other Securities		0.7	5,084,892
		1.6	11,928,598

Insurance 2.7%
Other Securities		2.7	19,508,171

Materials 2.9%
DowDuPont, Inc.	63,998	0.5	3,406,614
Other Securities		2.4	17,604,820
		2.9	21,011,434

Media & Entertainment 7.7%
Alphabet, Inc., Class A *	8,336	1.3	9,390,921
Alphabet, Inc., Class C *	8,580	1.3	9,608,914
Comcast Corp., Class A	126,577	0.7	4,894,733
Facebook, Inc., Class A *	66,957	1.5	10,810,208
Netflix, Inc. *	12,157	0.6	4,353,422
The Walt Disney Co.	41,517	0.6	4,684,778
Other Securities		1.7	12,757,859
		7.7	56,500,835

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	41,954	0.5	3,324,435
Amgen, Inc.	17,776	0.5	3,378,862
Eli Lilly & Co.	26,269	0.5	3,317,512
Johnson & Johnson	74,750	1.4	10,213,840

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Merck & Co., Inc.	72,470	0.8	5,891,086
Pfizer, Inc.	161,090	1.0	6,983,252
Other Securities		3.4	26,616,183
		8.1	59,725,170

Real Estate 3.7%
Other Securities		3.7	26,978,917

Retailing 5.9%
Amazon.com, Inc. *	11,450	2.6	18,776,054
The Home Depot, Inc.	31,495	0.8	5,830,984
Other Securities		2.5	18,891,309
		5.9	43,498,347

Semiconductors & Semiconductor Equipment 3.7%
Broadcom, Inc.	11,519	0.4	3,171,872
Intel Corp.	127,212	0.9	6,737,147
Other Securities		2.4	17,246,550
		3.7	27,155,569

Software & Services 11.8%
Adobe, Inc. *	13,593	0.5	3,568,162
International Business Machines Corp.	25,345	0.5	3,500,905
Mastercard, Inc., Class A	25,320	0.8	5,691,176
Microsoft Corp.	215,389	3.3	24,130,030
Oracle Corp.	71,049	0.5	3,703,784
PayPal Holdings, Inc. *	32,796	0.4	3,216,304
salesforce.com, Inc. *	21,307	0.5	3,486,891
Visa, Inc., Class A	48,964	1.0	7,252,548
Other Securities		4.3	32,605,727
		11.8	87,155,527

Technology Hardware & Equipment 5.3%
Apple, Inc.	125,629	3.0	21,752,661
Cisco Systems, Inc.	125,252	0.9	6,484,296
Other Securities		1.4	11,033,641
		5.3	39,270,598

Telecommunication Services 1.9%
AT&T, Inc.	202,880	0.9	6,313,626
Verizon Communications, Inc.	115,177	0.9	6,555,875
Other Securities		0.1	1,348,038
		1.9	14,217,539

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.1%
Union Pacific Corp.	20,552	0.5	3,446,570
Other Securities		1.6	11,811,383
		2.1	15,257,953

Utilities 3.2%
Other Securities		3.2	23,691,775
Total Common Stock
(Cost $704,665,383)			734,783,513

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
Other Securities		0.0	164,239
Total Other Investment Company
(Cost $164,239)			164,239

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	10	1,392,350	14,893
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 28, 2019:
	Balance of Shares Held at 8/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 2/28/19	Market Value at 2/28/19	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	20,848	16,195	(3,700)	33,343	$1,534,111	($72,027)	($65)	$8,708

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$734,783,513	$—	$—	$734,783,513
Other Investment Company[1]	164,239	—	—	164,239
Futures Contracts[2]	14,893	—	—	14,893
Total	$734,962,645	$—	$—	$734,962,645
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
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Schwab 1000 Index ETF
Statement of Assets and Liabilities

As of February 28, 2019; unaudited
Assets
Investments in affiliated issuers, at value (cost $1,590,721)		$1,534,111
Investments in unaffiliated issuers, at value (cost $703,238,901)		733,413,641
Deposit with broker for futures contracts		90,000
Receivables:
Investments sold		1,562
Dividends	+	1,449,551
Total assets		736,488,865
Liabilities
Payables:
Investments bought		7,910
Management fees		28,558
Variation margin on futures contracts	+	5,200
Total liabilities		41,668
Net Assets
Total assets		736,488,865
Total liabilities	–	41,668
Net assets		$736,447,197
Net Assets by Source
Capital received from investors		697,989,093
Total distributable earnings[1]		38,458,104

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$736,447,197		26,800,000		$27.48

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab U.S. Equity ETFs  |  Semiannual Report
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Schwab 1000 Index ETF
Statement of Operations

For the period September 1, 2018 through February 28, 2019; unaudited
Investment Income
Dividends received from affiliated issuer		$8,708
Dividends received from unaffiliated issuers (net of foreign withholding tax of $303)	+	6,131,118
Total investment income		6,139,826
Expenses
Management fees		143,629
Total expenses	–	143,629
Net investment income		5,996,197
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(9,474)
Net realized losses on unaffiliated investments		(3,020,392)
Net realized gains on in-kind redemptions on affiliated issuer		9,409
Net realized gains on in-kind redemptions on unaffiliated investments		9,266,825
Net realized losses on futures contracts	+	(62,002)
Net realized gains		6,184,366
Net change in unrealized appreciation (depreciation) on affiliated issuer		(72,027)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(8,162,347)
Net change in unrealized appreciation (depreciation) on futures contracts	+	125
Net change in unrealized appreciation (depreciation)	+	(8,234,249)
Net realized and unrealized losses		(2,049,883)
Increase in net assets resulting from operations		$3,946,314

Schwab U.S. Equity ETFs  |  Semiannual Report
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Schwab 1000 Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/18-2/28/19		10/11/17*-8/31/18
Net investment income		$5,996,197	$5,143,368
Net realized gains (losses)		6,184,366	(365,496)
Net change in unrealized appreciation (depreciation)	+	(8,234,249)	38,367,272
Increase in net assets resulting from operations		3,946,314	43,145,144
Distributions to Shareholders1
Total distributions		($4,803,610)	($3,615,715)

Transactions in Fund Shares
		9/1/18-2/28/19		10/11/17*-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,300,000	$340,401,756	17,100,001	$449,565,045
Shares redeemed	+	(3,500,000)	(89,584,758)	(100,001)	(2,606,979)
Net transactions in fund shares		9,800,000	$250,816,998	17,000,000	$446,958,066
Shares Outstanding and Net Assets
		9/1/18-2/28/19		10/11/17*-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,000,000	$486,487,495	—	$—
Total increase	+	9,800,000	249,959,702	17,000,000	486,487,495
End of period[2]		26,800,000	$736,447,197	17,000,000	$486,487,495
*	Commencement of operations.
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $3,615,715 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period — Net assets include net investment income not yet distributed of $1,521,163 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab U.S. Equity ETFs  |  Semiannual Report
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Schwab U.S. Large-Cap ETF
Financial Statements
Financial Highlights
	9/1/18– 2/28/19*	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$69.53	$59.10	$51.75	$47.30	$47.99	$39.06
Income (loss) from investment operations:
Net investment income (loss)	0.67 [1]	1.19 [1]	1.15 [1]	1.03 [1]	1.01 [1]	0.83
Net realized and unrealized gains (losses)	(2.77)	10.39	7.24	4.41	(0.77)	8.92
Total from investment operations	(2.10)	11.58	8.39	5.44	0.24	9.75
Less distributions:
Distributions from net investment income	(0.73)	(1.15)	(1.04)	(0.99)	(0.93)	(0.82)
Net asset value at end of period	$66.70	$69.53	$59.10	$51.75	$47.30	$47.99
Total return	(3.00%) [2]	19.79%	16.39%	11.66%	0.43%	25.16%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03% [3]	0.03%	0.03%	0.03% [4]	0.04%	0.04%
Net investment income (loss)	2.09% [3]	1.86%	2.07%	2.13%	2.04%	1.95%
Portfolio turnover rate[5]	3% [2]	3%	4%	4%	4%	5%
Net assets, end of period (x 1,000)	$15,063,864	$14,989,877	$9,824,643	$6,218,346	$4,329,918	$3,191,644

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective November 12, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
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Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	112,696,735

Banks 5.5%
Bank of America Corp.	5,421,354	1.0	157,652,974
Citigroup, Inc.	1,448,551	0.6	92,678,293
JPMorgan Chase & Co.	1,974,388	1.4	206,047,132
Wells Fargo & Co.	2,516,230	0.8	125,534,715
Other Securities		1.7	248,177,494
		5.5	830,090,608

Capital Goods 7.0%
3M Co.	345,711	0.5	71,697,004
Honeywell International, Inc.	440,334	0.5	67,842,259
The Boeing Co.	313,528	0.9	137,939,779
Other Securities		5.1	780,139,310
		7.0	1,057,618,352

Commercial & Professional Services 0.8%
Other Securities		0.8	123,711,106

Consumer Durables & Apparel 1.2%
NIKE, Inc., Class B	755,323	0.4	64,753,841
Other Securities		0.8	121,901,482
		1.2	186,655,323

Consumer Services 2.1%
McDonald's Corp.	457,675	0.6	84,138,972
Other Securities		1.5	226,844,595
		2.1	310,983,567

Diversified Financials 5.2%
Berkshire Hathaway, Inc., Class B *	1,154,309	1.5	232,362,402
The Charles Schwab Corp. (b)	710,045	0.2	32,669,170
Other Securities		3.5	521,670,966
		5.2	786,702,538

Energy 5.2%
Chevron Corp.	1,134,053	0.9	135,610,058
Exxon Mobil Corp.	2,513,513	1.3	198,642,932
Other Securities		3.0	447,268,095
		5.2	781,521,085

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.4%
Walmart, Inc.	844,873	0.6	83,633,978
Other Securities		0.8	128,560,075
		1.4	212,194,053

Food, Beverage & Tobacco 3.7%
PepsiCo, Inc.	837,658	0.6	96,866,771
Philip Morris International, Inc.	922,756	0.5	80,224,407
The Coca-Cola Co.	2,273,301	0.7	103,071,467
Other Securities		1.9	272,313,140
		3.7	552,475,785

Health Care Equipment & Services 6.1%
Abbott Laboratories	1,041,900	0.5	80,872,278
Medtronic plc	797,484	0.5	72,172,302
UnitedHealth Group, Inc.	570,967	0.9	138,299,627
Other Securities		4.2	635,785,411
		6.1	927,129,618

Household & Personal Products 1.7%
The Procter & Gamble Co.	1,479,940	1.0	145,848,087
Other Securities		0.7	106,466,406
		1.7	252,314,493

Insurance 2.6%
Other Securities		2.6	396,796,205

Materials 2.8%
DowDuPont, Inc.	1,361,171	0.5	72,455,132
Other Securities		2.3	350,202,618
		2.8	422,657,750

Media & Entertainment 7.9%
Alphabet, Inc., Class A *	177,474	1.3	199,933,335
Alphabet, Inc., Class C *	182,631	1.4	204,532,110
Comcast Corp., Class A	2,695,332	0.7	104,228,488
Facebook, Inc., Class A *	1,426,257	1.5	230,269,193
Netflix, Inc. *	258,714	0.6	92,645,483
The Walt Disney Co.	883,542	0.7	99,698,879
Other Securities		1.7	256,644,056
		7.9	1,187,951,544

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	892,051	0.5	70,686,121
Amgen, Inc.	378,021	0.5	71,854,232
Eli Lilly & Co.	559,772	0.5	70,693,606
Johnson & Johnson	1,592,223	1.5	217,561,351

Schwab U.S. Equity ETFs  |  Semiannual Report
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Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Merck & Co., Inc.	1,543,825	0.8	125,497,534
Pfizer, Inc.	3,432,438	1.0	148,796,187
Other Securities		3.4	536,302,058
		8.2	1,241,391,089

Real Estate 3.4%
Other Securities		3.4	511,542,052

Retailing 6.0%
Amazon.com, Inc. *	243,824	2.7	399,829,910
The Home Depot, Inc.	670,382	0.8	124,114,523
Other Securities		2.5	381,255,555
		6.0	905,199,988

Semiconductors & Semiconductor Equipment 3.7%
Broadcom, Inc.	245,568	0.4	67,619,605
Intel Corp.	2,709,468	1.0	143,493,425
Other Securities		2.3	340,301,787
		3.7	551,414,817

Software & Services 11.8%
Adobe, Inc. *	289,637	0.5	76,029,712
International Business Machines Corp.	539,205	0.5	74,480,387
Mastercard, Inc., Class A	539,584	0.8	121,282,296
Microsoft Corp.	4,588,339	3.4	514,031,618
Oracle Corp.	1,513,195	0.5	78,882,855
PayPal Holdings, Inc. *	699,307	0.5	68,581,037
salesforce.com, Inc. *	453,969	0.5	74,292,027
Visa, Inc., Class A	1,043,570	1.0	154,573,588
Other Securities		4.1	613,088,354
		11.8	1,775,241,874

Technology Hardware & Equipment 5.4%
Apple, Inc.	2,676,171	3.1	463,379,009
Cisco Systems, Inc.	2,670,298	0.9	138,241,328
Other Securities		1.4	209,444,642
		5.4	811,064,979

Telecommunication Services 2.0%
AT&T, Inc.	4,319,871	0.9	134,434,386
Verizon Communications, Inc.	2,452,067	0.9	139,571,654
Other Securities		0.2	26,142,860
		2.0	300,148,900

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.1%
Union Pacific Corp.	437,123	0.5	73,305,527
Other Securities		1.6	239,941,713
		2.1	313,247,240

Utilities 3.2%
Other Securities		3.2	476,623,363
Total Common Stock
(Cost $12,248,027,256)			15,027,373,064

Other Investment Companies 0.1% of net assets

Money Market Fund 0.0%
Other Securities		0.0	5,200,782

Securities Lending Collateral 0.1%
Other Securities		0.1	6,097,600
Total Other Investment Companies
(Cost $11,298,382)			11,298,382

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	226	31,467,110	344,735
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,899,412.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 28, 2019:
	Balance of Shares Held at 8/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 2/28/19	Market Value at 2/28/19	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	669,366	76,632	(35,953)	710,045	$32,669,170	($4,013,174)	$816,575	$208,886

Schwab U.S. Equity ETFs  |  Semiannual Report
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Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$15,027,373,064	$—	$—	$15,027,373,064
Other Investment Companies[1]	11,298,382	—	—	11,298,382
Futures Contracts[2]	344,735	—	—	344,735
Total	$15,039,016,181	$—	$—	$15,039,016,181
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
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Schwab U.S. Large-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2019; unaudited
Assets
Investments in affiliated issuers, at value (cost $26,834,534)		$32,669,170
Investments in unaffiliated issuers, at value (cost $12,226,393,504) including securities on loan of $5,899,412		14,999,904,676
Collateral invested for securities on loan, at value (cost $6,097,600)		6,097,600
Deposit with broker for futures contracts		2,070,000
Receivables:
Investments sold		33,728
Dividends		29,511,284
Fund shares sold		26,714,681
Income from securities on loan	+	13,273
Total assets		15,097,014,412
Liabilities
Collateral held for securities on loan		6,097,600
Payables:
Investments bought		26,596,844
Management fees		338,637
Variation margin on futures contracts	+	117,520
Total liabilities		33,150,601
Net Assets
Total assets		15,097,014,412
Total liabilities	–	33,150,601
Net assets		$15,063,863,811
Net Assets by Source
Capital received from investors		12,004,372,518
Total distributable earnings[1]		3,059,491,293

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$15,063,863,811		225,850,000		$66.70

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab U.S. Equity ETFs  |  Semiannual Report
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Schwab U.S. Large-Cap ETF
Statement of Operations

For the period September 1, 2018 through February 28, 2019; unaudited
Investment Income
Dividends received from affiliated issuer		$208,886
Dividends received from unaffiliated issuers (net of foreign withholding tax of $5,465)		147,670,528
Securities on loan, net	+	1,909,506
Total investment income		149,788,920
Expenses
Management fees		2,106,644
Total expenses	–	2,106,644
Net investment income		147,682,276
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(47,720)
Net realized losses on unaffiliated investments		(30,661,241)
Net realized gains on in-kind redemptions on affiliated issuer		864,295
Net realized gains on in-kind redemptions on unaffiliated investments		344,161,908
Net realized losses on futures contracts	+	(1,372,476)
Net realized gains		312,944,766
Net change in unrealized appreciation (depreciation) on affiliated issuer		(4,013,174)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(905,654,930)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(234,956)
Net change in unrealized appreciation (depreciation)	+	(909,903,060)
Net realized and unrealized losses		(596,958,294)
Decrease in net assets resulting from operations		($449,276,018)

Schwab U.S. Equity ETFs  |  Semiannual Report
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Schwab U.S. Large-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/18-2/28/19		9/1/17-8/31/18
Net investment income		$147,682,276	$223,037,825
Net realized gains		312,944,766	158,977,935
Net change in unrealized appreciation (depreciation)	+	(909,903,060)	1,787,408,701
Increase (decrease) in net assets resulting from operations		(449,276,018)	2,169,424,461
Distributions to Shareholders1
Total distributions		($160,715,245)	($208,413,000)

Transactions in Fund Shares
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,550,000	$1,526,296,672	56,450,000	$3,665,022,620
Shares redeemed	+	(13,300,000)	(842,319,009)	(7,100,000)	(460,799,703)
Net transactions in fund shares		10,250,000	$683,977,663	49,350,000	$3,204,222,917
Shares Outstanding and Net Assets
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		215,600,000	$14,989,877,411	166,250,000	$9,824,643,033
Total increase	+	10,250,000	73,986,400	49,350,000	5,165,234,378
End of period[2]		225,850,000	$15,063,863,811	215,600,000	$14,989,877,411
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $208,413,000 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $50,766,094 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Financial Statements
Financial Highlights
	9/1/18– 2/28/19*	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$81.69	$65.55	$55.25	$51.93	$50.11	$39.60
Income (loss) from investment operations:
Net investment income (loss)	0.40 [1]	0.68 [1]	0.75 [1]	0.59 [1]	0.66 [1]	0.56
Net realized and unrealized gains (losses)	(3.95)	16.17	10.17	3.30	1.79	10.50
Total from investment operations	(3.55)	16.85	10.92	3.89	2.45	11.06
Less distributions:
Distributions from net investment income	(0.56)	(0.71)	(0.62)	(0.57)	(0.63)	(0.55)
Net asset value at end of period	$77.58	$81.69	$65.55	$55.25	$51.93	$50.11
Total return	(4.31%) [2]	25.88%	19.89%	7.56%	4.87%	28.11%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3]	0.04%	0.05% [4]	0.07% [5]	0.07%	0.07%
Net investment income (loss)	1.10% [3]	0.93%	1.25%	1.14%	1.25%	1.29%
Portfolio turnover rate[6]	13% [2]	5%	5%	7%	10%	7%
Net assets, end of period (x 1,000)	$6,892,727	$6,886,721	$4,470,809	$2,980,475	$2,246,101	$1,485,805

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.4%
Other Securities		0.4	27,795,792

Banks 0.4%
Other Securities		0.4	25,319,328

Capital Goods 7.1%
3M Co.	290,017	0.8	60,146,626
Lockheed Martin Corp.	123,192	0.5	38,116,837
The Boeing Co.	262,846	1.7	115,641,726
Other Securities		4.1	278,565,639
		7.1	492,470,828

Commercial & Professional Services 1.0%
Other Securities		1.0	67,639,378

Consumer Durables & Apparel 1.6%
NIKE, Inc., Class B	633,670	0.8	54,324,529
Other Securities		0.8	56,344,996
		1.6	110,669,525

Consumer Services 1.9%
Starbucks Corp.	617,888	0.6	43,412,811
Other Securities		1.3	87,772,277
		1.9	131,185,088

Diversified Financials 6.5%
Berkshire Hathaway, Inc., Class B *	968,492	2.8	194,957,440
CME Group, Inc.	177,907	0.5	32,363,062
The Charles Schwab Corp. (b)	596,961	0.4	27,466,176
Other Securities		2.8	191,005,369
		6.5	445,792,047

Energy 1.8%
Schlumberger Ltd.	688,728	0.4	30,345,356
Other Securities		1.4	96,257,955
		1.8	126,603,311

Food & Staples Retailing 1.2%
Costco Wholesale Corp.	218,165	0.7	47,721,412
Walgreens Boots Alliance, Inc.	399,630	0.4	28,449,660
Other Securities		0.1	3,805,074
		1.2	79,976,146

Security	Number of Shares	% of Net Assets	Value ($)
Food, Beverage & Tobacco 1.0%
Other Securities		1.0	66,476,545

Health Care Equipment & Services 9.0%
Anthem, Inc.	128,786	0.5	38,729,814
Becton Dickinson & Co.	133,385	0.5	33,184,854
Cigna Corp.	189,589	0.5	33,071,905
Danaher Corp.	306,663	0.5	38,952,334
Intuitive Surgical, Inc. *	56,882	0.4	31,149,152
Medtronic plc	668,729	0.9	60,519,975
Stryker Corp.	154,742	0.4	29,170,414
UnitedHealth Group, Inc.	478,863	1.7	115,990,196
Other Securities		3.6	243,410,784
		9.0	624,179,428

Household & Personal Products 0.6%
Other Securities		0.6	40,638,153

Insurance 0.9%
Other Securities		0.9	64,236,883

Materials 2.2%
Linde plc	274,129	0.7	47,490,108
Other Securities		1.5	102,961,345
		2.2	150,451,453

Media & Entertainment 13.3%
Alphabet, Inc., Class A *	148,786	2.4	167,614,868
Alphabet, Inc., Class C *	153,143	2.5	171,507,909
Charter Communications, Inc., Class A *	87,628	0.4	30,223,774
Comcast Corp., Class A	2,260,245	1.3	87,403,674
Facebook, Inc., Class A *	1,196,003	2.8	193,094,684
Netflix, Inc. *	217,113	1.1	77,748,165
The Walt Disney Co.	741,014	1.2	83,616,020
Other Securities		1.6	105,068,629
		13.3	916,277,723

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Amgen, Inc.	317,192	0.9	60,291,855
Biogen, Inc. *	100,320	0.5	32,905,963
Celgene Corp. *	348,199	0.4	28,942,301
Thermo Fisher Scientific, Inc.	200,345	0.8	52,003,552
Other Securities		3.4	238,426,210
		6.0	412,569,881

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Real Estate 3.7%
American Tower Corp.	219,312	0.6	38,631,809
Other Securities		3.1	214,731,521
		3.7	253,363,330

Retailing 10.2%
Amazon.com, Inc. *	204,466	4.8	335,289,481
Booking Holdings, Inc. *	23,046	0.6	39,109,984
Lowe's Cos., Inc.	399,955	0.6	42,031,271
The Home Depot, Inc.	562,197	1.5	104,085,153
The TJX Cos., Inc.	615,201	0.4	31,553,659
Other Securities		2.3	148,680,241
		10.2	700,749,789

Semiconductors & Semiconductor Equipment 2.3%
Broadcom, Inc.	205,858	0.8	56,685,059
NVIDIA Corp.	303,764	0.7	46,858,635
Other Securities		0.8	54,376,079
		2.3	157,919,773

Software & Services 19.0%
Accenture plc, Class A	317,426	0.7	51,226,208
Adobe, Inc. *	243,069	0.9	63,805,612
Automatic Data Processing, Inc.	218,072	0.5	33,371,558
Intuit, Inc.	129,273	0.4	31,947,236
Mastercard, Inc., Class A	452,327	1.5	101,669,540
Microsoft Corp.	3,847,492	6.2	431,034,529
PayPal Holdings, Inc. *	586,772	0.8	57,544,730
salesforce.com, Inc. *	381,041	0.9	62,357,360
Visa, Inc., Class A	874,822	1.9	129,578,635
Other Securities		5.2	350,365,704
		19.0	1,312,901,112

Technology Hardware & Equipment 6.5%
Apple, Inc.	2,244,050	5.6	388,557,257
Other Securities		0.9	57,733,610
		6.5	446,290,867

Telecommunication Services 0.2%
Other Securities		0.2	15,626,964

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.3%
Union Pacific Corp.	366,920	0.9	61,532,484
Other Securities		1.4	98,682,783
		2.3	160,215,267

Utilities 0.7%
NextEra Energy, Inc.	238,054	0.6	44,687,497
Other Securities		0.1	6,036,723
		0.7	50,724,220
Total Common Stock
(Cost $5,262,473,692)			6,880,072,831

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
Other Securities		0.1	4,988,815

Securities Lending Collateral 0.0%
Other Securities		0.0	3,234,325
Total Other Investment Companies
(Cost $8,223,140)			8,223,140

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 03/15/19	155	11,480,075	198,363
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,100,196.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 28, 2019:
	Balance of Shares Held at 8/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 2/28/19	Market Value at 2/28/19	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	612,730	76,571	(92,340)	596,961	$27,466,176	($2,838,778)	$233,481	$173,354

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,880,072,831	$—	$—	$6,880,072,831
Other Investment Companies[1]	8,223,140	—	—	8,223,140
Futures Contracts[2]	198,363	—	—	198,363
Total	$6,888,494,334	$—	$—	$6,888,494,334
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Assets and Liabilities

As of February 28, 2019; unaudited
Assets
Investments in affiliated issuers, at value (cost $21,493,954)		$27,466,176
Investments in unaffiliated issuers, at value (cost $5,245,968,553) including securities on loan of $3,100,196		6,857,595,470
Collateral invested for securities on loan, at value (cost $3,234,325)		3,234,325
Deposit with broker for futures contracts		969,600
Receivables:
Investments sold		27,609
Fund shares sold		15,527,416
Dividends		6,895,028
Income from securities on loan	+	4,169
Total assets		6,911,719,793
Liabilities
Collateral held for securities on loan		3,234,325
Payables:
Investments bought		15,522,215
Management fees		205,718
Variation margin on futures contracts	+	30,835
Total liabilities		18,993,093
Net Assets
Total assets		6,911,719,793
Total liabilities	–	18,993,093
Net assets		$6,892,726,700
Net Assets by Source
Capital received from investors		5,186,343,603
Total distributable earnings[1]		1,706,383,097

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,892,726,700		88,850,000		$77.58

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Operations

For the period September 1, 2018 through February 28, 2019; unaudited
Investment Income
Dividends received from affiliated issuer		$173,354
Dividends received from unaffiliated issuers (net of foreign withholding tax of $4,489)		34,150,623
Securities on loan, net	+	1,545,311
Total investment income		35,869,288
Expenses
Management fees		1,256,850
Total expenses	–	1,256,850
Net investment income		34,612,438
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(277,703)
Net realized losses on unaffiliated investments		(17,899,179)
Net realized gains on in-kind redemptions on affiliated issuer		511,184
Net realized gains on in-kind redemptions on unaffiliated investments		187,040,467
Net realized gains on futures contracts	+	306,621
Net realized gains		169,681,390
Net change in unrealized appreciation (depreciation) on affiliated issuer		(2,838,778)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(491,918,800)
Net change in unrealized appreciation (depreciation) on futures contracts	+	35,817
Net change in unrealized appreciation (depreciation)	+	(494,721,761)
Net realized and unrealized losses		(325,040,371)
Decrease in net assets resulting from operations		($290,427,933)

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/18-2/28/19		9/1/17-8/31/18
Net investment income		$34,612,438	$51,511,997
Net realized gains		169,681,390	70,580,945
Net change in unrealized appreciation (depreciation)	+	(494,721,761)	1,161,185,205
Increase (decrease) in net assets resulting from operations		(290,427,933)	1,283,278,147
Distributions to Shareholders1
Total distributions		($47,519,495)	($52,664,675)

Transactions in Fund Shares
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,700,000	$740,821,496	21,550,000	$1,561,031,674
Shares redeemed	+	(5,150,000)	(396,868,463)	(5,450,000)	(375,733,139)
Net transactions in fund shares		4,550,000	$343,953,033	16,100,000	$1,185,298,535
Shares Outstanding and Net Assets
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		84,300,000	$6,886,721,095	68,200,000	$4,470,809,088
Total increase	+	4,550,000	6,005,605	16,100,000	2,415,912,007
End of period[2]		88,850,000	$6,892,726,700	84,300,000	$6,886,721,095
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $52,664,675 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $10,314,360 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Financial Statements
Financial Highlights
	9/1/18– 2/28/19*	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$56.37	$50.65	$46.01	$40.89	$43.54	$36.49
Income (loss) from investment operations:
Net investment income (loss)	0.85 [1]	1.47 [1]	1.36 [1]	1.29 [1]	1.20 [1]	1.00
Net realized and unrealized gains (losses)	(1.74)	5.63	4.56	5.01	(2.75)	7.03
Total from investment operations	(0.89)	7.10	5.92	6.30	(1.55)	8.03
Less distributions:
Distributions from net investment income	(0.81)	(1.38)	(1.28)	(1.18)	(1.10)	(0.98)
Net asset value at end of period	$54.67	$56.37	$50.65	$46.01	$40.89	$43.54
Total return	(1.56%) [2]	14.20%	13.01%	15.70%	(3.71%)	22.25%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3]	0.04%	0.05% [4]	0.07% [5]	0.07%	0.07%
Net investment income (loss)	3.27% [3]	2.72%	2.79%	3.00%	2.75%	2.54%
Portfolio turnover rate[6]	5% [2]	8%	7%	6%	15%	9%
Net assets, end of period (x 1,000)	$5,727,019	$4,692,419	$3,532,689	$2,491,664	$1,435,194	$1,162,576

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.2%
General Motors Co.	652,402	0.4	25,756,831
Other Securities		0.8	40,862,555
		1.2	66,619,386

Banks 11.7%
Bank of America Corp.	4,531,316	2.3	131,770,669
Citigroup, Inc.	1,212,540	1.4	77,578,309
JPMorgan Chase & Co.	1,650,850	3.0	172,282,706
The PNC Financial Services Group, Inc.	229,156	0.5	28,878,239
U.S. Bancorp	753,190	0.7	38,932,391
Wells Fargo & Co.	2,103,115	1.8	104,924,407
Other Securities		2.0	114,783,727
		11.7	669,150,448

Capital Goods 6.9%
Caterpillar, Inc.	293,063	0.7	40,249,272
General Electric Co.	4,318,219	0.8	44,866,295
Honeywell International, Inc.	367,704	1.0	56,652,155
United Technologies Corp.	402,892	0.9	50,631,438
Other Securities		3.5	200,881,602
		6.9	393,280,762

Commercial & Professional Services 0.6%
Other Securities		0.6	35,889,543

Consumer Durables & Apparel 0.8%
Other Securities		0.8	45,726,856

Consumer Services 2.2%
McDonald's Corp.	382,748	1.2	70,364,392
Other Securities		1.0	58,835,033
		2.2	129,199,425

Diversified Financials 3.7%
American Express Co.	347,268	0.7	37,414,654
The Goldman Sachs Group, Inc.	171,804	0.6	33,793,847
Other Securities		2.4	141,861,437
		3.7	213,069,938

Energy 9.2%
Chevron Corp.	948,768	2.0	113,453,677
ConocoPhillips	571,918	0.7	38,804,636
Security	Number of Shares	% of Net Assets	Value ($)
Exxon Mobil Corp.	2,102,101	2.9	166,129,042
Other Securities		3.6	208,809,269
		9.2	527,196,624

Food & Staples Retailing 1.7%
Walmart, Inc.	706,854	1.2	69,971,478
Other Securities		0.5	27,660,911
		1.7	97,632,389

Food, Beverage & Tobacco 6.9%
Altria Group, Inc.	933,016	0.8	48,899,369
Mondelez International, Inc., Class A	720,972	0.6	34,001,040
PepsiCo, Inc.	700,872	1.4	81,048,838
Philip Morris International, Inc.	771,805	1.2	67,100,727
The Coca-Cola Co.	1,901,976	1.5	86,235,592
Other Securities		1.4	78,574,453
		6.9	395,860,019

Health Care Equipment & Services 2.7%
Abbott Laboratories	872,168	1.2	67,697,680
CVS Health Corp.	642,010	0.7	37,127,438
Other Securities		0.8	47,927,416
		2.7	152,752,534

Household & Personal Products 3.0%
Colgate-Palmolive Co.	430,759	0.5	28,374,095
The Procter & Gamble Co.	1,236,861	2.1	121,892,652
Other Securities		0.4	20,056,790
		3.0	170,323,537

Insurance 4.7%
Chubb Ltd.	228,951	0.5	30,656,539
Other Securities		4.2	237,050,913
		4.7	267,707,452

Materials 3.5%
DowDuPont, Inc.	1,139,283	1.0	60,644,034
Other Securities		2.5	142,953,964
		3.5	203,597,998

Media & Entertainment 1.4%
Twenty-First Century Fox, Inc., Class A	525,790	0.5	26,515,590
Other Securities		0.9	52,930,212
		1.4	79,445,802

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 10.9%
AbbVie, Inc.	746,765	1.1	59,173,659
Bristol-Myers Squibb Co.	810,333	0.7	41,861,803
Eli Lilly & Co. (a)	468,064	1.0	59,111,802
Gilead Sciences, Inc.	642,228	0.7	41,757,665
Johnson & Johnson	1,331,392	3.2	181,921,403
Merck & Co., Inc.	1,290,907	1.8	104,937,830
Pfizer, Inc.	2,869,567	2.2	124,395,729
Other Securities		0.2	13,543,476
		10.9	626,703,367

Real Estate 3.1%
Other Securities		3.1	175,195,250

Retailing 1.0%
Other Securities		1.0	58,040,477

Semiconductors & Semiconductor Equipment 5.3%
Intel Corp.	2,266,136	2.1	120,014,563
QUALCOMM, Inc.	602,089	0.5	32,145,532
Texas Instruments, Inc.	477,325	0.9	50,491,438
Other Securities		1.8	100,937,279
		5.3	303,588,812

Software & Services 3.0%
International Business Machines Corp.	451,408	1.1	62,352,987
Oracle Corp.	1,265,503	1.1	65,970,671
Other Securities		0.8	46,760,177
		3.0	175,083,835

Technology Hardware & Equipment 4.1%
Cisco Systems, Inc.	2,232,510	2.0	115,577,043
Other Securities		2.1	117,572,726
		4.1	233,149,769

Telecommunication Services 4.1%
AT&T, Inc.	3,613,354	2.0	112,447,576
Verizon Communications, Inc.	2,051,354	2.0	116,763,070
Other Securities		0.1	6,234,069
		4.1	235,444,715

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.8%
CSX Corp.	398,633	0.5	28,968,660
United Parcel Service, Inc., Class B	345,343	0.7	38,056,799
Other Securities		0.6	35,168,411
		1.8	102,193,870

Utilities 6.1%
Dominion Energy, Inc.	378,802	0.5	28,065,440
Duke Energy Corp.	353,513	0.6	31,695,976
Other Securities		5.0	288,213,687
		6.1	347,975,103
Total Common Stock
(Cost $5,165,011,772)			5,704,827,911

Other Investment Companies 1.0% of net assets

Money Market Fund 0.1%
Other Securities		0.1	2,048,210

Securities Lending Collateral 0.9%
Wells Fargo Government Money Market Fund, Select Class 2.34% (b)		0.9	51,776,280
Total Other Investment Companies
(Cost $53,824,490)			53,824,490

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 03/15/19	320	19,371,200	328,516
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $51,010,174.
(b)	The rate shown is the 7-day yield.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,704,827,911	$—	$—	$5,704,827,911
Other Investment Companies[1]	53,824,490	—	—	53,824,490
Futures Contracts[2]	328,516	—	—	328,516
Total	$5,758,980,917	$—	$—	$5,758,980,917
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
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Schwab U.S. Large-Cap Value ETF
Statement of Assets and Liabilities

As of February 28, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $5,167,059,982) including securities on loan of $51,010,174		$5,706,876,121
Collateral invested for securities on loan, at value (cost $51,776,280)		51,776,280
Deposit with broker for futures contracts		787,200
Receivables:
Investments sold		1,746,266
Dividends		17,787,839
Fund shares sold		5,478,792
Income from securities on loan	+	10,695
Total assets		5,784,463,193
Liabilities
Collateral held for securities on loan		51,776,280
Payables:
Investments bought		5,441,145
Management fees		171,423
Variation margin on futures contracts	+	55,680
Total liabilities		57,444,528
Net Assets
Total assets		5,784,463,193
Total liabilities	–	57,444,528
Net assets		$5,727,018,665
Net Assets by Source
Capital received from investors		4,967,024,929
Total distributable earnings[1]		759,993,736

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,727,018,665		104,750,000		$54.67

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab U.S. Equity ETFs  |  Semiannual Report
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Schwab U.S. Large-Cap Value ETF
Statement of Operations

For the period September 1, 2018 through February 28, 2019; unaudited
Investment Income
Dividends		$79,739,199
Securities on loan, net	+	21,637
Total investment income		79,760,836
Expenses
Management fees		959,645
Total expenses	–	959,645
Net investment income		78,801,191
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(29,414,537)
Net realized gains on in-kind redemptions		253,752,423
Net realized losses on futures contracts	+	(504,066)
Net realized gains		223,833,820
Net change in unrealized appreciation (depreciation) on investments		(313,628,298)
Net change in unrealized appreciation (depreciation) on futures contracts	+	231,326
Net change in unrealized appreciation (depreciation)	+	(313,396,972)
Net realized and unrealized losses		(89,563,152)
Decrease in net assets resulting from operations		($10,761,961)

Schwab U.S. Equity ETFs  |  Semiannual Report
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Schwab U.S. Large-Cap Value ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/18-2/28/19		9/1/17-8/31/18
Net investment income		$78,801,191	$112,518,681
Net realized gains		223,833,820	32,484,695
Net change in unrealized appreciation (depreciation)	+	(313,396,972)	395,469,632
Increase (decrease) in net assets resulting from operations		(10,761,961)	540,473,008
Distributions to Shareholders1
Total distributions		($70,421,510)	($104,891,835)

Transactions in Fund Shares
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		33,450,000	$1,782,553,184	17,450,000	$937,684,002
Shares redeemed	+	(11,950,000)	(666,770,484)	(3,950,000)	(213,534,949)
Net transactions in fund shares		21,500,000	$1,115,782,700	13,500,000	$724,149,053
Shares Outstanding and Net Assets
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		83,250,000	$4,692,419,436	69,750,000	$3,532,689,210
Total increase	+	21,500,000	1,034,599,229	13,500,000	1,159,730,226
End of period[2]		104,750,000	$5,727,018,665	83,250,000	$4,692,419,436
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $104,891,835 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $25,500,760 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab U.S. Equity ETFs  |  Semiannual Report
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Schwab U.S. Mid-Cap ETF
Financial Statements
Financial Highlights
	9/1/18– 2/28/19*	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$58.44	$48.77	$43.67	$40.70	$40.56	$32.94
Income (loss) from investment operations:
Net investment income (loss)	0.47 [1]	0.76 [1]	0.71 [1]	0.74 [1]	0.59 [1]	0.56
Net realized and unrealized gains (losses)	(2.95)	9.59	5.09	2.84	0.12	7.62
Total from investment operations	(2.48)	10.35	5.80	3.58	0.71	8.18
Less distributions:
Distributions from net investment income	(0.45)	(0.68)	(0.70)	(0.61)	(0.57)	(0.56)
Net asset value at end of period	$55.51	$58.44	$48.77	$43.67	$40.70	$40.56
Total return	(4.22%) [2]	21.36%	13.38%	8.94%	1.71%	24.97%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.05%	0.06% [4]	0.07%	0.07%	0.07%
Net investment income (loss)	1.79% [3]	1.42%	1.54%	1.83%	1.42%	1.53%
Portfolio turnover rate[5]	16% [2]	13%	17%	21%	12%	9%
Net assets, end of period (x 1,000)	$5,767,958	$5,358,783	$3,555,096	$2,532,590	$1,841,785	$1,190,517

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.6%
Other Securities		1.6	95,038,197

Banks 4.7%
Other Securities		4.7	268,860,037

Capital Goods 11.4%
IDEX Corp.	143,385	0.4	20,661,779
Spirit AeroSystems Holdings, Inc., Class A	198,535	0.3	19,615,258
United Rentals, Inc. *	151,564	0.4	20,398,999
Xylem, Inc.	335,867	0.4	25,374,752
Other Securities		9.9	569,854,317
		11.4	655,905,105

Commercial & Professional Services 1.7%
Other Securities		1.7	96,013,656

Consumer Durables & Apparel 3.5%
Other Securities		3.5	201,488,416

Consumer Services 3.2%
Domino's Pizza, Inc.	77,829	0.3	19,530,409
Other Securities		2.9	163,301,154
		3.2	182,831,563

Diversified Financials 4.7%
Cboe Global Markets, Inc.	209,468	0.3	20,090,076
Raymond James Financial, Inc.	241,179	0.3	19,916,562
Other Securities		4.1	232,356,346
		4.7	272,362,984

Energy 2.9%
Diamondback Energy, Inc.	288,246	0.5	29,669,161
Other Securities		2.4	135,893,665
		2.9	165,562,826

Food & Staples Retailing 0.4%
Other Securities		0.4	23,493,238

Food, Beverage & Tobacco 1.3%
Other Securities		1.3	75,282,197

Security	Number of Shares	% of Net Assets	Value ($)
Health Care Equipment & Services 5.1%
DexCom, Inc. *	166,176	0.4	23,153,302
STERIS plc	158,093	0.3	19,122,929
Teleflex, Inc.	85,821	0.4	24,874,359
Varian Medical Systems, Inc. *	170,466	0.4	22,903,812
Veeva Systems, Inc., Class A *	227,892	0.5	26,870,746
Other Securities		3.1	175,115,108
		5.1	292,040,256

Household & Personal Products 0.5%
Other Securities		0.5	31,115,047

Insurance 4.7%
Arthur J. Gallagher & Co.	343,677	0.5	27,590,390
Other Securities		4.2	246,431,878
		4.7	274,022,268

Materials 6.2%
FMC Corp.	252,174	0.4	22,569,573
International Flavors & Fragrances, Inc.	189,174	0.4	24,119,685
The Mosaic Co.	663,961	0.4	20,762,060
Other Securities		5.0	292,199,557
		6.2	359,650,875

Media & Entertainment 3.1%
Other Securities		3.1	179,081,990

Pharmaceuticals, Biotechnology & Life Sciences 5.2%
Exact Sciences Corp. *	230,041	0.4	20,933,731
PerkinElmer, Inc.	207,497	0.3	19,537,917
Other Securities		4.5	256,802,746
		5.2	297,274,394

Real Estate 10.6%
Duke Realty Corp.	671,105	0.3	19,844,575
Extra Space Storage, Inc.	236,184	0.4	22,659,493
Regency Centers Corp.	317,223	0.4	20,698,801
UDR, Inc.	515,735	0.4	22,908,949
WP Carey, Inc.	301,533	0.4	22,274,243
Other Securities		8.7	504,915,737
		10.6	613,301,798

Retailing 4.7%
Advance Auto Parts, Inc.	136,374	0.4	22,062,586
Burlington Stores, Inc. *	125,852	0.4	21,362,118
Kohl's Corp.	308,301	0.4	20,819,567

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Tractor Supply Co.	227,871	0.4	21,727,500
Wayfair, Inc., Class A *	115,643	0.3	19,159,732
Other Securities		2.8	168,699,149
		4.7	273,830,652

Semiconductors & Semiconductor Equipment 2.0%
Marvell Technology Group Ltd.	1,107,576	0.4	22,096,141
Other Securities		1.6	94,751,030
		2.0	116,847,171

Software & Services 10.5%
Akamai Technologies, Inc. *	304,083	0.4	21,182,422
Cadence Design Systems, Inc. *	527,769	0.5	30,214,775
Fortinet, Inc. *	270,575	0.4	23,483,204
Gartner, Inc. *	169,985	0.4	24,188,865
GoDaddy, Inc., Class A *	312,992	0.4	23,364,853
Jack Henry & Associates, Inc.	144,344	0.3	19,144,345
SS&C Technologies Holdings, Inc.	402,374	0.4	24,778,191
The Ultimate Software Group, Inc. *	58,378	0.3	19,352,307
Twilio, Inc., Class A *	175,836	0.4	21,397,483
Other Securities		7.0	398,739,819
		10.5	605,846,264

Technology Hardware & Equipment 5.1%
CDW Corp.	280,562	0.5	26,341,966
F5 Networks, Inc. *	113,464	0.3	19,077,837
Keysight Technologies, Inc. *	350,522	0.5	29,587,562
Zebra Technologies Corp., Class A *	100,644	0.4	20,180,128
Other Securities		3.4	196,360,404
		5.1	291,547,897

Telecommunication Services 0.3%
Other Securities		0.3	14,973,111

Transportation 2.5%
Expeditors International of Washington, Inc.	322,885	0.4	24,200,231
Other Securities		2.1	121,884,278
		2.5	146,084,509

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 3.9%
AES Corp.	1,239,528	0.4	21,357,067
Alliant Energy Corp.	441,439	0.3	20,248,807
Atmos Energy Corp.	218,139	0.4	21,563,040
NRG Energy, Inc.	542,414	0.4	22,607,816
Pinnacle West Capital Corp.	209,675	0.3	19,654,934
Vistra Energy Corp. *	736,089	0.3	19,167,758
Other Securities		1.8	100,947,205
		3.9	225,546,627
Total Common Stock
(Cost $5,108,331,790)			5,758,001,078

Other Investment Companies 0.3% of net assets

Money Market Fund 0.0%
Other Securities		0.0	2,393,995

Securities Lending Collateral 0.3%
Other Securities		0.3	14,786,025
Total Other Investment Companies
(Cost $17,180,020)			17,180,020

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	42	8,025,360	(42,628)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,172,460.
(b)	The rate shown is the 7-day yield.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,758,001,078	$—	$—	$5,758,001,078
Other Investment Companies[1]	17,180,020	—	—	17,180,020
Liabilities
Futures Contracts[2]	(42,628)	—	—	(42,628)
Total	$5,775,138,470	$—	$—	$5,775,138,470
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
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Schwab U.S. Mid-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $5,110,725,785) including securities on loan of $14,172,460		$5,760,395,073
Collateral invested for securities on loan, at value (cost $14,786,025)		14,786,025
Deposit with broker for futures contracts		1,123,400
Receivables:
Investments sold		105,006
Fund shares sold		22,295,344
Dividends		7,007,088
Income from securities on loan	+	7,046
Total assets		5,805,718,982
Liabilities
Collateral held for securities on loan		14,786,025
Payables:
Investments bought		22,728,087
Management fees		212,803
Variation margin on futures contracts	+	34,020
Total liabilities		37,760,935
Net Assets
Total assets		5,805,718,982
Total liabilities	–	37,760,935
Net assets		$5,767,958,047
Net Assets by Source
Capital received from investors		4,964,550,751
Total distributable earnings[1]		803,407,296

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,767,958,047		103,900,000		$55.51

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Operations

For the period September 1, 2018 through February 28, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $24,721)		$46,282,861
Securities on loan, net	+	150,255
Total investment income		46,433,116
Expenses
Management fees		1,254,816
Total expenses	–	1,254,816
Net investment income		45,178,300
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(95,689,793)
Net realized gains on in-kind redemptions		362,022,593
Net realized losses on futures contracts	+	(1,131,337)
Net realized gains		265,201,463
Net change in unrealized appreciation (depreciation) on investments		(514,706,041)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(100,176)
Net change in unrealized appreciation (depreciation)	+	(514,806,217)
Net realized and unrealized losses		(249,604,754)
Decrease in net assets resulting from operations		($204,426,454)

Schwab U.S. Equity ETFs  |  Semiannual Report
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Schwab U.S. Mid-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/18-2/28/19		9/1/17-8/31/18
Net investment income		$45,178,300	$61,992,328
Net realized gains		265,201,463	114,807,880
Net change in unrealized appreciation (depreciation)	+	(514,806,217)	660,791,539
Increase (decrease) in net assets resulting from operations		(204,426,454)	837,591,747
Distributions to Shareholders1
Total distributions		($42,786,640)	($53,918,230)

Transactions in Fund Shares
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		27,800,000	$1,542,835,601	24,750,000	$1,321,549,843
Shares redeemed	+	(15,600,000)	(886,447,355)	(5,950,000)	(301,536,961)
Net transactions in fund shares		12,200,000	$656,388,246	18,800,000	$1,020,012,882
Shares Outstanding and Net Assets
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		91,700,000	$5,358,782,895	72,900,000	$3,555,096,496
Total increase	+	12,200,000	409,175,152	18,800,000	1,803,686,399
End of period[2]		103,900,000	$5,767,958,047	91,700,000	$5,358,782,895
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $53,918,230 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $13,616,626 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Financial Statements
Financial Highlights
	9/1/18– 2/28/19*	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$78.24	$64.03	$57.42	$53.54	$54.53	$45.71
Income (loss) from investment operations:
Net investment income (loss)	0.62 [1]	0.98 [1]	0.90 [1]	0.93 [1]	0.80 [1]	0.73
Net realized and unrealized gains (losses)	(6.89)	14.10	6.64	3.75	(1.07)	8.84
Total from investment operations	(6.27)	15.08	7.54	4.68	(0.27)	9.57
Less distributions:
Distributions from net investment income	(0.60)	(0.87)	(0.93)	(0.80)	(0.72)	(0.75)
Net asset value at end of period	$71.37	$78.24	$64.03	$57.42	$53.54	$54.53
Total return	(7.99%) [2]	23.71%	13.21%	8.89%	(0.54%)	21.01%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.05%	0.06% [4]	0.08% [5]	0.08%	0.08%
Net investment income (loss)	1.84% [3]	1.38%	1.46%	1.76%	1.44%	1.41%
Portfolio turnover rate[6]	8% [2]	9%	11%	11%	9%	13%
Net assets, end of period (x 1,000)	$8,000,618	$8,853,388	$5,490,843	$3,772,207	$2,893,741	$2,104,717

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Effective May 2, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.3%
Gentex Corp.	746,280	0.1	15,179,335
Other Securities		1.2	92,304,399
		1.3	107,483,734

Banks 10.9%
Popular, Inc.	285,493	0.2	16,096,095
Synovus Financial Corp.	471,985	0.2	18,728,365
Webster Financial Corp.	261,925	0.2	15,039,733
Other Securities		10.3	823,997,578
		10.9	873,861,771

Capital Goods 10.0%
BWX Technologies, Inc.	281,422	0.2	14,732,442
Curtiss-Wright Corp.	124,713	0.2	15,375,866
Hexcel Corp.	244,879	0.2	17,665,571
Oshkosh Corp.	204,521	0.2	15,913,779
Woodward, Inc.	158,296	0.2	15,250,237
Other Securities		9.0	720,278,680
		10.0	799,216,575

Commercial & Professional Services 3.1%
Other Securities		3.1	245,899,788

Consumer Durables & Apparel 2.5%
Other Securities		2.5	199,224,450

Consumer Services 3.9%
Grand Canyon Education, Inc. *	136,777	0.2	15,822,363
Planet Fitness, Inc., Class A *	251,596	0.2	14,788,813
Other Securities		3.5	283,829,918
		3.9	314,441,094

Diversified Financials 4.1%
LPL Financial Holdings, Inc.	246,278	0.2	18,571,824
New Residential Investment Corp.	1,040,244	0.2	17,205,636
Other Securities		3.7	287,734,911
		4.1	323,512,371

Energy 3.6%
Other Securities		3.6	289,498,407

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 0.7%
Other Securities		0.7	59,333,227

Food, Beverage & Tobacco 1.5%
Other Securities		1.5	118,362,751

Health Care Equipment & Services 6.3%
Chemed Corp.	45,638	0.2	15,037,721
Hill-Rom Holdings, Inc.	191,086	0.3	20,264,670
Insulet Corp. *	167,903	0.2	15,767,771
Masimo Corp. *	138,362	0.2	18,164,163
Other Securities		5.4	431,633,747
		6.3	500,868,072

Household & Personal Products 0.8%
Other Securities		0.8	59,937,864

Insurance 2.7%
First American Financial Corp.	317,141	0.2	16,107,591
Primerica, Inc.	121,809	0.2	15,230,997
Other Securities		2.3	185,348,872
		2.7	216,687,460

Materials 4.5%
AptarGroup, Inc.	179,061	0.2	18,215,876
Other Securities		4.3	344,325,331
		4.5	362,541,207

Media & Entertainment 2.8%
Other Securities		2.8	223,404,652

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
Catalent, Inc. *	412,465	0.2	17,826,737
Charles River Laboratories International, Inc. *	136,819	0.3	19,451,557
Exact Sciences Corp. *	349,404	0.4	31,795,764
Other Securities		6.2	494,649,504
		7.1	563,723,562

Real Estate 8.6%
CubeSmart	530,400	0.2	16,251,456
EPR Properties	211,499	0.2	15,540,946
Hudson Pacific Properties, Inc.	445,492	0.2	14,799,244
Medical Properties Trust, Inc.	1,039,117	0.2	18,943,103

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
STORE Capital Corp.	538,179	0.2	17,474,672
Other Securities		7.6	605,174,952
		8.6	688,184,373

Retailing 3.9%
Etsy, Inc. *	342,351	0.3	24,399,356
Five Below, Inc. *	158,409	0.2	19,064,523
Pool Corp.	114,699	0.2	18,299,078
Other Securities		3.2	252,092,760
		3.9	313,855,717

Semiconductors & Semiconductor Equipment 3.1%
Cree, Inc. *	290,845	0.2	15,824,876
Cypress Semiconductor Corp.	1,030,108	0.2	15,894,566
Integrated Device Technology, Inc. *	366,276	0.2	17,702,119
Monolithic Power Systems, Inc.	111,013	0.2	14,887,953
Universal Display Corp.	120,676	0.2	18,009,686
Versum Materials, Inc.	310,304	0.2	15,204,896
Other Securities		1.9	150,529,232
		3.1	248,053,328

Software & Services 8.9%
Euronet Worldwide, Inc. *	146,642	0.3	19,696,953
Fair Isaac Corp. *	82,438	0.3	20,429,785
HubSpot, Inc. *	104,111	0.2	17,530,210
Okta, Inc. *	221,594	0.2	18,808,899
Proofpoint, Inc. *	155,182	0.2	18,325,442
RingCentral, Inc., Class A *	195,025	0.3	20,534,182
The Trade Desk, Inc., Class A *	103,000	0.3	20,346,620
Twilio, Inc., Class A *	266,997	0.4	32,490,865
Zendesk, Inc. *	304,948	0.3	24,096,991
Other Securities		6.4	518,824,823
		8.9	711,084,770

Technology Hardware & Equipment 4.3%
ARRIS International plc *	465,113	0.2	14,734,780
Ciena Corp. *	403,744	0.2	17,223,719
Other Securities		3.9	311,937,279
		4.3	343,895,778

Telecommunication Services 0.6%
Other Securities		0.6	47,950,105

Transportation 1.7%
Other Securities		1.7	135,050,623

Utilities 2.9%
MDU Resources Group, Inc.	557,881	0.2	14,739,216
Other Securities		2.7	220,524,702
		2.9	235,263,918
Total Common Stock
(Cost $7,284,863,227)			7,981,335,597
Security	Number of Shares	% of Net Assets	Value ($)
Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	35,598

Media 0.0%
Other Securities		0.0	15,131
Total Rights
(Cost $35,598)			50,729

Other Investment Companies 1.2% of net assets

Money Market Fund 0.1%
Other Securities		0.1	9,634,102

Securities Lending Collateral 1.1%
Wells Fargo Government Money Market Fund, Select Class 2.34% (c)		1.1	89,624,976
Total Other Investment Companies
(Cost $99,259,078)			99,259,078

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 03/15/19	218	17,172,950	53,532
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $83,174,915.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,981,335,597	$—	$—	$7,981,335,597
Rights [1]
Materials	—	—	35,598	35,598
Media & Entertainment	—	—	15,131	15,131
Other Investment Companies[1]	99,259,078	—	—	99,259,078
Futures Contracts[2]	53,532	—	—	53,532
Total	$8,080,648,207	$—	$50,729	$8,080,698,936
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $7,294,532,927) including securities on loan of $83,174,915		$7,991,020,428
Collateral invested for securities on loan, at value (cost $89,624,976)		89,624,976
Deposit with broker for futures contracts		1,669,500
Foreign currency, at value (cost $142)		142
Receivables:
Investments sold		1,785,923
Dividends		6,271,192
Income from securities on loan	+	230,648
Total assets		8,090,602,809
Liabilities
Collateral held for securities on loan		89,624,976
Payables:
Management fees		301,210
Variation margin on futures contracts	+	58,299
Total liabilities		89,984,485
Net Assets
Total assets		8,090,602,809
Total liabilities	–	89,984,485
Net assets		$8,000,618,324
Net Assets by Source
Capital received from investors		6,956,080,158
Total distributable earnings[1]		1,044,538,166

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,000,618,324		112,100,000		$71.37

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Operations

For the period September 1, 2018 through February 28, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $25,065)		$69,164,086
Securities on loan, net	+	2,082,020
Total investment income		71,246,106
Expenses
Management fees		1,875,753
Total expenses	–	1,875,753
Net investment income		69,370,353
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(92,043,389)
Net realized gains on in-kind redemptions		462,589,962
Net realized losses on futures contracts	+	(1,669,835)
Net realized gains		368,876,738
Net change in unrealized appreciation (depreciation) on investments		(1,142,544,050)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(33,510)
Net change in unrealized appreciation (depreciation)	+	(1,142,577,560)
Net realized and unrealized losses		(773,700,822)
Decrease in net assets resulting from operations		($704,330,469)

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/18-2/28/19		9/1/17-8/31/18
Net investment income		$69,370,353	$97,958,435
Net realized gains		368,876,738	201,304,101
Net change in unrealized appreciation (depreciation)	+	(1,142,577,560)	1,205,726,156
Increase (decrease) in net assets resulting from operations		(704,330,469)	1,504,988,692
Distributions to Shareholders1
Total distributions		($66,231,885)	($84,332,535)

Transactions in Fund Shares
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,650,000	$1,053,480,360	34,350,000	$2,409,489,819
Shares redeemed	+	(15,700,000)	(1,135,687,387)	(6,950,000)	(467,601,727)
Net transactions in fund shares		(1,050,000)	($82,207,027)	27,400,000	$1,941,888,092
Shares Outstanding and Net Assets
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		113,150,000	$8,853,387,705	85,750,000	$5,490,843,456
Total increase or decrease	+	(1,050,000)	(852,769,381)	27,400,000	3,362,544,249
End of period[2]		112,100,000	$8,000,618,324	113,150,000	$8,853,387,705
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $84,332,535 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $17,859,200 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Financial Statements
Financial Highlights
	9/1/18– 2/28/19*	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$52.71	$45.83	$42.47	$36.52	$38.90	$33.00
Income (loss) from investment operations:
Net investment income (loss)	0.81 [1]	1.49 [1]	1.40 [1]	1.29 [1]	1.19 [1]	1.04
Net realized and unrealized gains (losses)	(0.93)	6.75	3.26	5.85	(2.46)	5.86
Total from investment operations	(0.12)	8.24	4.66	7.14	(1.27)	6.90
Less distributions:
Distributions from net investment income	(0.77)	(1.36)	(1.30)	(1.19)	(1.11)	(1.00)
Net asset value at end of period	$51.82	$52.71	$45.83	$42.47	$36.52	$38.90
Total return	(0.19%) [2]	18.21%	11.12%	19.89%	(3.47%)	21.15%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07% [3]	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	3.30% [3]	2.99%	3.17%	3.27%	3.03%	3.01%
Portfolio turnover rate[4]	5% [2]	23%	15%	22%	19%	26%
Net assets, end of period (x 1,000)	$8,824,958	$8,092,908	$6,040,705	$4,300,443	$2,497,808	$2,075,331

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.2%
Other Securities		0.2	19,198,909

Banks 0.4%
Other Securities		0.4	36,988,673

Capital Goods 11.7%
3M Co.	1,817,532	4.3	376,937,961
Cummins, Inc.	465,723	0.8	71,763,257
Eaton Corp. plc	1,342,510	1.2	107,092,023
Emerson Electric Co.	1,947,171	1.5	132,699,703
Fastenal Co.	889,287	0.6	55,971,724
Lockheed Martin Corp.	767,673	2.7	237,525,703
Other Securities		0.6	54,245,389
		11.7	1,036,235,760

Commercial & Professional Services 0.4%
Other Securities		0.4	30,586,823

Consumer Durables & Apparel 2.4%
Garmin Ltd.	374,188	0.4	31,420,566
Hasbro, Inc.	362,247	0.3	30,754,770
VF Corp.	1,007,782	1.0	88,039,836
Other Securities		0.7	61,811,346
		2.4	212,026,518

Consumer Services 0.6%
Darden Restaurants, Inc.	384,148	0.5	43,066,832
Other Securities		0.1	12,024,680
		0.6	55,091,512

Diversified Financials 1.5%
T. Rowe Price Group, Inc.	753,793	0.8	75,703,431
Other Securities		0.7	59,269,646
		1.5	134,973,077

Energy 6.8%
Exxon Mobil Corp.	4,970,063	4.5	392,784,079
ONEOK, Inc.	1,273,673	0.9	81,846,227
Valero Energy Corp.	1,324,379	1.2	108,016,351
Other Securities		0.2	18,253,964
		6.8	600,900,621

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 4.6%
Walmart, Inc.	4,057,472	4.6	401,649,153

Food, Beverage & Tobacco 10.7%
Altria Group, Inc.	5,840,915	3.5	306,122,355
General Mills, Inc.	1,845,616	1.0	86,983,882
Hormel Foods Corp.	842,470	0.4	36,529,499
Kellogg Co.	784,809	0.5	44,153,354
PepsiCo, Inc.	3,229,039	4.2	373,406,070
The Hershey Co.	433,264	0.5	47,953,660
Other Securities		0.6	47,628,724
		10.7	942,777,544

Health Care Equipment & Services 3.3%
Cardinal Health, Inc.	957,561	0.6	52,033,864
CVS Health Corp.	4,003,354	2.6	231,513,962
Other Securities		0.1	4,628,428
		3.3	288,176,254

Household & Personal Products 6.7%
Kimberly-Clark Corp.	1,077,235	1.4	125,853,365
The Clorox Co.	396,640	0.7	62,681,019
The Procter & Gamble Co.	4,017,819	4.5	395,956,063
Other Securities		0.1	10,347,576
		6.7	594,838,023

Insurance 2.7%
Fidelity National Financial, Inc.	850,917	0.3	29,858,678
Principal Financial Group, Inc.	820,263	0.5	43,178,644
Prudential Financial, Inc.	1,292,250	1.4	123,862,163
Other Securities		0.5	43,656,293
		2.7	240,555,778

Materials 1.6%
Eastman Chemical Co.	437,912	0.4	36,210,943
International Paper Co.	1,266,303	0.7	58,022,003
Other Securities		0.5	49,545,761
		1.6	143,778,707

Media & Entertainment 0.7%
Omnicom Group, Inc.	695,305	0.6	52,634,588
Other Securities		0.1	7,093,405
		0.7	59,727,993

Pharmaceuticals, Biotechnology & Life Sciences 4.2%
Pfizer, Inc.	8,555,065	4.2	370,862,068

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings  as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Retailing 7.7%
Genuine Parts Co.	454,388	0.6	49,428,327
Target Corp.	1,630,776	1.3	118,459,568
The Home Depot, Inc.	2,168,485	4.6	401,473,313
Other Securities		1.2	105,903,202
		7.7	675,264,410

Semiconductors & Semiconductor Equipment 12.9%
Intel Corp.	7,898,281	4.8	418,292,962
KLA-Tencor Corp.	483,832	0.6	55,877,758
Maxim Integrated Products, Inc.	862,068	0.5	46,922,361
QUALCOMM, Inc.	3,755,541	2.3	200,508,334
Texas Instruments, Inc.	3,011,894	3.6	318,598,147
Xilinx, Inc.	783,807	1.1	98,211,017
		12.9	1,138,410,579

Software & Services 7.9%
Automatic Data Processing, Inc.	1,357,320	2.3	207,710,680
International Business Machines Corp.	2,828,058	4.4	390,639,651
Paychex, Inc.	991,883	0.9	76,394,829
Other Securities		0.3	24,762,477
		7.9	699,507,637

Technology Hardware & Equipment 0.0%
Other Securities		0.0	2,642,167

Telecommunication Services 4.3%
Verizon Communications, Inc.	6,598,945	4.3	375,611,949

Transportation 7.5%
C.H. Robinson Worldwide, Inc.	429,195	0.4	38,790,644
Union Pacific Corp.	2,291,192	4.4	384,232,898
United Parcel Service, Inc., Class B	2,148,328	2.7	236,745,746
		7.5	659,769,288

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 0.9%
WEC Energy Group, Inc.	977,270	0.9	74,546,156
Total Common Stock
(Cost $8,125,688,092)			8,794,119,599

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
Other Securities		0.0	3,175,973
Total Other Investment Company
(Cost $3,175,973)			3,175,973

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	185	25,758,475	400,484
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,794,119,599	$—	$—	$8,794,119,599
Other Investment Company[1]	3,175,973	—	—	3,175,973
Futures Contracts[2]	400,484	—	—	400,484
Total	$8,797,696,056	$—	$—	$8,797,696,056
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Assets and Liabilities

As of February 28, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $8,128,864,065)		$8,797,295,572
Deposit with broker for futures contracts		1,722,000
Receivables:
Investments sold		7,728,549
Dividends		34,547,640
Fund shares sold	+	2,592,189
Total assets		8,843,885,950
Liabilities
Payables:
Investments bought		10,579,280
Management fees		462,335
Fund shares redeemed		7,773,011
Variation margin on futures contracts	+	113,081
Total liabilities		18,927,707
Net Assets
Total assets		8,843,885,950
Total liabilities	–	18,927,707
Net assets		$8,824,958,243
Net Assets by Source
Capital received from investors		8,185,303,385
Total distributable earnings[1]		639,654,858

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,824,958,243		170,300,000		$51.82

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Operations

For the period September 1, 2018 through February 28, 2019; unaudited
Investment Income
Dividends		$133,871,760
Expenses
Management fees		2,763,676
Total expenses	–	2,763,676
Net investment income		131,108,084
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(23,125,298)
Net realized gains on in-kind redemptions		46,535,020
Net realized losses on futures contracts	+	(1,238,299)
Net realized gains		22,171,423
Net change in unrealized appreciation (depreciation) on investments		(142,925,642)
Net change in unrealized appreciation (depreciation) on futures contracts	+	28,475
Net change in unrealized appreciation (depreciation)	+	(142,897,167)
Net realized and unrealized losses		(120,725,744)
Increase in net assets resulting from operations		$10,382,340

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/18-2/28/19		9/1/17-8/31/18
Net investment income		$131,108,084	$214,128,766
Net realized gains		22,171,423	664,488,840
Net change in unrealized appreciation (depreciation)	+	(142,897,167)	248,013,420
Increase in net assets resulting from operations		10,382,340	1,126,631,026
Distributions to Shareholders1
Total distributions		($122,241,160)	($202,365,750)

Transactions in Fund Shares
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,650,000	$1,116,751,048	85,900,000	$4,318,218,272
Shares redeemed	+	(5,900,000)	(272,842,046)	(64,150,000)	(3,190,280,837)
Net transactions in fund shares		16,750,000	$843,909,002	21,750,000	$1,127,937,435
Shares Outstanding and Net Assets
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		153,550,000	$8,092,908,061	131,800,000	$6,040,705,350
Total increase	+	16,750,000	732,050,182	21,750,000	2,052,202,711
End of period[2]		170,300,000	$8,824,958,243	153,550,000	$8,092,908,061
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $202,365,750 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $42,044,359 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Equity ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. Broad Market ETF	Schwab Emerging Markets Equity ETF
Schwab 1000 Index ETF	Schwab U.S. TIPS ETF
Schwab U.S. Large-Cap ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Value ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. REIT ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
Effective November 5, 2018, the funds adopted SEC Regulation S-X disclosure requirement changes. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of February 28, 2019 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. Any expenses charged by the cash collateral fund are in addition to these fees.
As of February 28, 2019, the funds, except Schwab 1000 Index ETF and Schwab U.S. Dividend Equity ETF had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 28, 2019, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index.
Schwab U.S. Dividend Equity ETF primarily invests in dividend paying stocks. As a result, fund performance will correlate with the performance of the dividend paying stock segment of the stock market, and a fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Certain funds invest in growth stocks. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
0.03%	0.05%	0.03%	0.04%	0.04%	0.05%*	0.05%*	0.07%*
* Subsequent to the reporting period ended February 28, 2019, and effective March 11, 2019, the management fees of Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF and Schwab U.S. Dividend Equity ETF have been reduced to 0.04%, 0.04% and 0.06%, respectively.
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 28, 2019, as applicable:
	Underlying Funds
	Schwab U.S. Large-Cap ETF	Schwab U.S. Small-Cap ETF
Schwab VIT Balanced Portfolio	0.1%	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.2%	0.1%
Schwab VIT Growth Portfolio	0.3%	0.1%
Schwab Target 2010 Index Fund	0.0%*	0.0%*
Schwab Target 2015 Index Fund	0.1%	0.0%*
Schwab Target 2020 Index Fund	0.2%	0.0%*
Schwab Target 2025 Index Fund	0.3%	0.1%
Schwab Target 2030 Index Fund	0.5%	0.1%
Schwab Target 2035 Index Fund	0.3%	0.1%
Schwab Target 2040 Index Fund	0.4%	0.1%
Schwab Target 2045 Index Fund	0.2%	0.1%
Schwab Target 2050 Index Fund	0.3%	0.1%
Schwab Target 2055 Index Fund	0.1%	0.0%*
Schwab Target 2060 Index Fund	0.2%	0.0%*
*	Less than 0.05%

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2019, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab U.S. Broad Market ETF	$96,046,810	($13,227,309)
Schwab 1000 Index ETF	2,386,241	(148,461)
Schwab U.S. Large-Cap ETF	251,070,981	(16,593,923)
Schwab U.S. Large-Cap Growth ETF	413,776,393	(23,839,340)
Schwab U.S. Large-Cap Value ETF	211,352,687	(2,787,994)
Schwab U.S. Mid-Cap ETF	266,718,638	(40,806,199)
Schwab U.S. Small-Cap ETF	359,697,522	(34,299,669)
Schwab U.S. Dividend Equity ETF	94,223,439	(1,798,084)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), which matured on October 4, 2018. On October 4, 2018, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $750 million, maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.

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Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

7. Borrowing from Banks (continued):
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on November 30, 2018. On November 30, 2018, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at February 28, 2019 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 28, 2019, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab U.S. Broad Market ETF	$23,568,031	173
Schwab 1000 Index ETF	1,074,779	8
Schwab U.S. Large-Cap ETF	26,824,289	196
Schwab U.S. Large-Cap Growth ETF	5,767,114	79
Schwab U.S. Large-Cap Value ETF	12,824,149	217
Schwab U.S. Mid-Cap ETF	8,434,824	47
Schwab U.S. Small-Cap ETF	15,870,100	208
Schwab U.S. Dividend Equity ETF	20,282,722	147

9. Purchases and Sales of Investment Securities:
For the period ended February 28, 2019, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab U.S. Broad Market ETF	$398,351,681	$301,306,598
Schwab 1000 Index ETF	33,148,062	20,651,545
Schwab U.S. Large-Cap ETF	489,346,061	419,365,277
Schwab U.S. Large-Cap Growth ETF	910,143,355	878,347,412
Schwab U.S. Large-Cap Value ETF	244,621,738	233,130,020
Schwab U.S. Mid-Cap ETF	918,901,679	862,589,239
Schwab U.S. Small-Cap ETF	763,484,920	610,167,916
Schwab U.S. Dividend Equity ETF	414,352,613	407,705,034

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional

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Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):
variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 28, 2019, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. Broad Market ETF	$1,703,691,616	$381,289,137
Schwab 1000 Index ETF	304,178,038	61,608,455
Schwab U.S. Large-Cap ETF	1,348,230,247	671,048,088
Schwab U.S. Large-Cap Growth ETF	698,663,166	355,931,102
Schwab U.S. Large-Cap Value ETF	1,687,820,501	578,151,159
Schwab U.S. Mid-Cap ETF	1,495,089,567	828,622,392
Schwab U.S. Small-Cap ETF	1,011,241,037	1,081,752,489
Schwab U.S. Dividend Equity ETF	1,093,342,454	251,773,850
For the period ended February 28, 2019, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 28, 2019 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes
As of February 28, 2019, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF
Tax cost	$11,030,917,670	$705,844,797	$12,288,275,569	$5,280,907,488	$5,233,649,757
Gross unrealized appreciation	$3,497,812,985	$50,858,922	$3,203,619,931	$1,735,020,145	$727,385,857
Gross unrealized depreciation	(425,698,736)	(21,741,074)	(452,879,319)	(127,433,299)	(202,054,697)
Net unrealized appreciation (depreciation)	$3,072,114,249	$29,117,848	$2,750,740,612	$1,607,586,846	$525,331,160

	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Tax cost	$5,136,982,772	$7,414,894,933	$8,146,965,533
Gross unrealized appreciation	$894,656,010	$1,351,606,608	$918,919,864
Gross unrealized depreciation	(256,500,312)	(685,802,605)	(268,189,341)
Net unrealized appreciation (depreciation)	$638,155,698	$665,804,003	$650,730,523

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Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2018, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
August 31, 2019	$—	$—	$721,062	$631,601	$295,384	$218,695	$927,631	$—
No expiration	51,103,671	350,259	63,791,241	75,464,442	33,141,574	120,221,174	25,564,179	100,069,915
Total	$51,103,671	$350,259	$64,512,303	$76,096,043	$33,436,958	$120,439,869	$26,491,810	$100,069,915
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2019. The tax-basis components of distributions paid during the year ended August 31, 2018 were as follows:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Ordinary income	$199,698,380	$3,615,715	$208,413,000	$52,664,675	$104,891,835	$53,918,230	$84,332,535	$202,365,750
Long-term capital gains	—	—	—	—	—	—	—	—
As of August 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2018, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab U.S. Equity ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

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Schwab U.S. Equity ETFs
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

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Schwab U.S. Equity ETFs
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director, Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
dividend yield  A stock’s indicated annual dividend divided by current price. At the portfolio level, it is the value-weighted average of the dividend yield of the securities in the portfolio.
Dow Jones U.S. Broad Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which includes the largest 2,500 publicly traded U.S. companies and is designed to measure the performance of large- and small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
Dow Jones U.S. Dividend 100 Index  An index that is designed to measure the performance of high-dividend-yielding stocks issued by U.S. companies that have a record of consistently paying dividends, selected for fundamental strength relative to their peers, based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, which includes the 2,500 largest U.S. stocks based on full market capitalization and excludes real estate investment trusts (REITs). It is modified market capitalization weighted.
Dow Jones U.S. Large-Cap Growth Total Stock Market Index  An index, which is a subset of the Dow Jones U.S. Total Stock Market Index, that is designed to measure the performance of large-cap U.S. equity securities that are classified as "growth" based on a multi-factor analysis. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Large-Cap Total Stock Market Index   An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Large-Cap Value Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities that are classified as "value" based on a multi-factor analysis. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Mid-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of mid-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
SEC yield  A standard yield calculation developed by the Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses. This is also referred to as the “standardized yield.”
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2019 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

MFR54789-09
00227483

Item 2:	Code of Ethics.

Not applicable to this semi-annual report.

Item 3:	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6:	Schedule of Investments.

The condensed schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The complete schedules of investments for the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, Schwab Emerging Market Equity ETF, Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF are filed under this Item.

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Australia 6.2%
Adelaide Brighton Ltd.	485,447	1,643,967
AGL Energy Ltd.	674,463	10,177,550
ALS Ltd.	472,877	2,651,056
Alumina Ltd.	2,592,698	4,703,667
Amcor Ltd.	1,187,507	12,715,022
AMP Ltd.	3,087,735	5,184,376
Ansell Ltd.	136,338	2,388,083
APA Group	1,238,150	8,817,628
Aristocrat Leisure Ltd.	653,832	11,452,457
ASX Ltd.	194,557	9,657,395
Atlas Arteria Ltd.	835,981	4,234,682
Aurizon Holdings Ltd.	1,950,504	6,272,342
AusNet Services	2,078,337	2,565,428
Australia & New Zealand Banking Group Ltd.	3,009,812	59,957,267
Bank of Queensland Ltd.	404,333	2,591,841
Bendigo & Adelaide Bank Ltd.	527,742	3,702,056
BHP Group Ltd.	3,276,615	86,788,640
BlueScope Steel Ltd.	552,759	5,293,285
Boral Ltd.	1,170,461	4,146,968
Brambles Ltd.	1,635,394	13,682,774
Caltex Australia Ltd.	308,983	6,287,023
Challenger Ltd.	583,841	3,343,758
CIMIC Group Ltd.	98,698	3,521,468
Coca-Cola Amatil Ltd.	546,077	3,096,397
Cochlear Ltd.	58,263	7,067,432
Coles Group Ltd. *	1,174,101	9,464,110
Commonwealth Bank of Australia	1,802,627	94,839,331
Computershare Ltd.	502,575	6,167,859
Crown Resorts Ltd.	385,002	3,139,005
CSL Ltd.	461,648	63,638,439
CSR Ltd.	640,141	1,530,239
Dexus	1,045,958	8,944,646
Domino's Pizza Enterprises Ltd. (a)	65,055	1,909,190
Downer EDI Ltd.	604,843	3,201,548
DuluxGroup Ltd.	400,999	2,076,917
Evolution Mining Ltd.	1,111,016	2,853,461
Flight Centre Travel Group Ltd.	55,880	1,819,624
Fortescue Metals Group Ltd.	1,660,936	7,160,939
Goodman Group	1,773,339	16,149,020
Harvey Norman Holdings Ltd. (a)	589,423	1,509,642
Healthscope Ltd.	1,626,778	2,881,855
Iluka Resources Ltd.	410,324	2,676,953
Incitec Pivot Ltd.	1,744,852	4,183,434
Insurance Australia Group Ltd.	2,391,806	12,507,132
IOOF Holdings Ltd. (a)	550,000	2,574,738
James Hardie Industries plc	450,920	5,659,037
LendLease Group	598,209	5,481,674
Macquarie Group Ltd.	315,926	28,913,844
Magellan Financial Group Ltd.	114,865	2,848,784
Medibank Pvt Ltd.	2,891,429	5,842,185
Metcash Ltd.	1,060,230	1,968,725
Mirvac Group	3,693,806	6,753,854
National Australia Bank Ltd.	2,788,802	49,860,267
Newcrest Mining Ltd.	797,827	13,804,374
Nufarm Ltd.	331,763	1,236,812
Security	Number of Shares	Value ($)
Oil Search Ltd.	1,327,922	7,907,559
Orica Ltd.	373,773	4,693,503
Origin Energy Ltd. *	1,825,013	9,556,265
Orora Ltd.	1,171,090	2,624,492
OZ Minerals Ltd.	311,262	2,280,908
Perpetual Ltd.	44,659	1,305,538
Qantas Airways Ltd.	627,531	2,558,198
QBE Insurance Group Ltd.	1,360,040	11,949,867
Ramsay Health Care Ltd.	132,584	6,110,496
REA Group Ltd.	53,162	3,084,015
Rio Tinto Ltd.	381,089	26,071,457
Santos Ltd.	1,789,610	8,810,670
Scentre Group	5,238,663	14,423,673
SEEK Ltd.	354,744	4,648,888
Seven Group Holdings Ltd.	137,887	1,898,230
Shopping Centres Australasia Property Group	923,602	1,583,603
Sims Metal Management Ltd.	153,721	1,240,197
Sonic Healthcare Ltd.	446,718	7,665,759
South32 Ltd.	5,264,112	14,643,548
Stockland	2,441,364	6,079,180
Suncorp Group Ltd.	1,322,202	12,746,224
Sydney Airport	1,091,399	5,590,626
Tabcorp Holdings Ltd.	1,958,196	6,575,709
Telstra Corp., Ltd.	4,315,359	9,609,609
The GPT Group	1,803,573	7,506,440
The Star Entertainment Grp Ltd.	877,554	2,765,808
TPG Telecom Ltd.	376,231	1,782,679
Transurban Group	2,724,828	24,174,081
Treasury Wine Estates Ltd.	726,084	7,738,256
Vicinity Centres	3,625,721	6,345,618
Vocus Group Ltd. *	609,122	1,603,432
Wesfarmers Ltd.	1,161,445	27,416,970
Westpac Banking Corp.	3,508,814	67,301,488
Whitehaven Coal Ltd.	727,040	2,275,912
Woodside Petroleum Ltd.	948,512	24,462,186
Woolworths Group Ltd.	1,343,616	27,406,103
WorleyParsons Ltd.	357,230	3,789,396
Xero Ltd. *	98,070	3,314,166
		1,035,080,949

Austria 0.2%
ANDRITZ AG	74,590	3,728,676
Erste Group Bank AG	293,180	11,100,321
OMV AG	143,951	7,584,444
Raiffeisen Bank International AG	136,321	3,480,230
Telekom Austria AG *	163,004	1,212,051
Verbund AG	67,091	3,233,102
voestalpine AG	137,312	4,256,044
		34,594,868

Belgium 0.9%
Ackermans & van Haaren N.V.	22,703	3,580,491
Ageas	193,682	9,556,250
Anheuser-Busch InBev S.A.	788,030	61,511,985
Colruyt S.A.	51,069	3,646,149
Groupe Bruxelles Lambert S.A.	77,587	7,472,504
KBC Groep N.V.	281,300	20,859,008

1
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Proximus	146,885	3,885,404
Sofina S.A.	15,264	2,989,554
Solvay S.A.	70,497	7,900,663
Telenet Group Holding N.V.	62,498	2,823,887
UCB S.A.	121,165	10,165,678
Umicore S.A.	213,629	9,243,859
		143,635,432

Canada 7.7%
Agnico Eagle Mines Ltd.	237,807	10,106,346
Alimentation Couche-Tard, Inc., B Shares	436,519	24,583,610
Bank of Montreal	671,988	52,360,978
Barrick Gold Corp.	1,794,109	22,613,675
Bausch Health Cos., Inc. *	347,316	8,243,810
BCE, Inc.	325,668	14,470,836
BlackBerry Ltd. *	489,478	4,251,806
Brookfield Asset Management, Inc., Class A	862,843	38,942,588
Canadian Imperial Bank of Commerce	450,539	38,188,055
Canadian National Railway Co.	759,208	65,094,736
Canadian Natural Resources Ltd.	1,219,111	34,601,647
Canadian Pacific Railway Ltd.	146,276	30,201,496
Canadian Tire Corp., Ltd., Class A	60,152	6,631,792
Canadian Utilities Ltd., Class A	120,206	3,193,628
Cenovus Energy, Inc.	1,148,020	10,512,620
CGI, Inc. *	259,366	17,375,750
CI Financial Corp.	249,964	3,530,243
Constellation Software, Inc.	19,954	17,025,747
Dollarama, Inc.	325,788	8,811,366
Enbridge, Inc.	2,035,369	75,232,925
Encana Corp.	1,515,700	11,117,435
Fairfax Financial Holdings Ltd.	27,599	13,653,437
Fortis, Inc.	426,002	15,348,364
Franco-Nevada Corp.	188,774	14,210,368
George Weston Ltd.	72,181	5,140,909
Goldcorp, Inc.	875,983	9,245,379
Great-West Lifeco, Inc.	296,586	6,814,497
Husky Energy, Inc.	306,675	3,406,724
Hydro One Ltd.	305,131	4,784,324
IGM Financial, Inc.	83,382	2,176,669
Imperial Oil Ltd.	254,940	6,897,124
Intact Financial Corp.	140,365	11,723,728
Inter Pipeline Ltd. (a)	397,101	6,380,150
Loblaw Cos. Ltd.	195,895	9,748,640
Magna International, Inc.	335,478	17,688,377
Manulife Financial Corp.	2,022,062	34,146,286
Metro, Inc.	246,013	9,239,030
National Bank of Canada	355,262	16,748,836
Nutrien Ltd.	625,209	34,004,344
Pembina Pipeline Corp.	509,695	18,638,505
Power Corp. of Canada	373,801	7,972,718
Power Financial Corp.	257,669	5,746,195
Restaurant Brands International, Inc.	239,897	15,158,867
RioCan Real Estate Investment Trust	320,416	6,116,369
Rogers Communications, Inc., B Shares	367,676	20,298,954
Royal Bank of Canada	1,475,806	115,251,820
Saputo, Inc.	225,601	7,347,021
Shaw Communications, Inc., B Shares	471,430	9,714,966
SNC-Lavalin Group, Inc.	185,927	5,131,698
Sun Life Financial, Inc.	645,307	24,410,930
Suncor Energy, Inc.	1,676,053	57,726,472
Teck Resources Ltd., Class B	521,034	11,666,889
TELUS Corp.	206,839	7,507,141
The Bank of Nova Scotia	1,252,745	69,571,579
The Toronto-Dominion Bank	1,885,387	108,026,806
Thomson Reuters Corp.	202,879	11,023,554
Security	Number of Shares	Value ($)
Tourmaline Oil Corp.	251,622	3,815,407
TransCanada Corp.	929,771	41,546,715
Turquoise Hill Resources Ltd. *	1,068,527	1,841,728
Waste Connections, Inc.	267,505	22,283,959
Wheaton Precious Metals Corp.	459,909	9,994,378
		1,299,240,946

Denmark 1.5%
Ambu A/S, Class B	197,716	4,640,923
AP Moller - Maersk A/S, A Shares	3,929	5,057,936
AP Moller - Maersk A/S, B Shares	6,808	9,184,976
Carlsberg A/S, B Shares	105,348	12,775,594
Chr Hansen Holding A/S	97,506	9,943,609
Coloplast A/S, B Shares	136,786	13,648,747
Danske Bank A/S	684,542	13,633,798
DSV A/S	186,074	15,494,098
Genmab A/S *	57,261	9,905,734
GN Store Nord A/S	139,925	6,750,346
H. Lundbeck A/S	63,439	2,904,583
ISS A/S	191,833	5,993,043
Jyske Bank A/S	72,046	2,824,751
Novo Nordisk A/S, B Shares	1,738,015	85,371,569
Novozymes A/S, B Shares	214,631	9,754,912
Orsted A/S	153,215	11,130,495
Pandora A/S	106,239	5,580,859
Rockwool International A/S, B Shares	5,957	1,455,543
Tryg A/S	109,475	2,987,368
Vestas Wind Systems A/S	202,848	16,903,226
William Demant Holding A/S *	106,492	3,201,765
		249,143,875

Finland 1.1%
Elisa Oyj	147,042	6,176,744
Fortum Oyj	433,945	9,645,484
Huhtamaki Oyj	94,057	3,409,081
Kesko Oyj, B Shares	71,919	4,297,808
Kone Oyj, B Shares (a)	398,708	19,508,768
Metso Oyj	104,455	3,545,690
Neste Oyj	140,554	13,524,134
Nokia Oyj	5,710,122	34,565,265
Nokian Renkaat Oyj	137,956	4,885,517
Nordea Bank Abp	3,238,457	29,497,375
Orion Oyj, Class B	120,130	4,296,640
Sampo Oyj, A Shares	499,050	24,049,123
Stora Enso Oyj, R Shares	568,930	7,634,805
UPM-Kymmene Oyj	537,663	16,236,529
Wartsila Oyj Abp	472,166	7,677,723
		188,950,686

France 9.0%
Accor S.A.	207,889	8,787,170
Aeroports de Paris	28,348	5,506,948
Air France-KLM *	219,908	2,718,194
Air Liquide S.A.	426,790	53,288,366
Airbus SE	562,083	72,709,024
ALD S.A.	82,605	1,193,651
Alstom S.A.	153,812	6,694,073
Amundi S.A.	54,703	3,660,180
Arkema S.A.	71,954	7,262,635
Atos SE	93,591	8,996,819
AXA S.A.	1,968,181	49,966,859
BioMerieux	41,398	3,417,645
BNP Paribas S.A.	1,123,070	57,618,156
Bollore S.A.	988,259	4,397,794
Bouygues S.A.	214,012	8,102,878

2
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Bureau Veritas S.A.	284,986	6,821,278
Capgemini SE	159,578	19,116,056
Carrefour S.A.	577,475	11,836,280
Casino Guichard Perrachon S.A. (a)	75,535	3,998,686
Cie Generale des Etablissements Michelin S.C.A.	180,952	21,738,290
Cie Plastic Omnium S.A.	52,685	1,480,613
CNP Assurances	189,787	4,391,367
Compagnie de Saint-Gobain	498,364	17,966,650
Covivio	37,919	3,842,876
Credit Agricole S.A.	1,161,678	14,857,728
Danone S.A.	608,865	45,987,578
Dassault Aviation S.A.	2,048	3,451,447
Dassault Systemes SE	134,829	19,751,616
Edenred	247,945	11,016,716
Eiffage S.A.	78,835	7,700,424
Electricite de France S.A.	505,951	7,357,138
Elis S.A.	203,536	3,193,743
Engie S.A.	1,661,041	25,061,425
EssilorLuxottica S.A.	295,728	35,846,573
Eurazeo SE	50,102	3,771,083
Eurofins Scientific SE (a)	12,901	5,438,377
Eutelsat Communications S.A.	181,622	3,590,275
Faurecia S.A.	78,056	3,727,728
Gecina S.A.	51,455	7,640,376
Getlink SE	454,208	6,713,346
Hermes International	31,424	19,923,711
ICADE	33,105	2,821,597
Iliad S.A.	30,905	3,220,026
Imerys S.A.	37,919	2,158,056
Ingenico Group S.A.	64,014	4,302,132
Ipsen S.A.	35,407	4,902,665
JCDecaux S.A.	77,489	2,391,216
Kering S.A.	77,607	42,426,982
Klepierre S.A.	206,565	7,218,769
L'Oreal S.A.	246,047	62,170,579
Lagardere S.C.A.	131,727	3,412,446
Legrand S.A.	272,032	17,966,253
LVMH Moet Hennessy Louis Vuitton SE	252,988	86,999,428
Natixis S.A.	842,767	4,637,073
Orange S.A.	1,958,978	29,980,465
Orpea	45,787	5,404,071
Pernod-Ricard S.A.	220,894	38,081,963
Peugeot S.A.	559,345	14,241,676
Publicis Groupe S.A.	216,243	11,999,081
Remy Cointreau S.A.	22,984	2,996,682
Renault S.A.	188,100	12,900,638
Rexel S.A.	300,915	3,755,467
Rubis S.C.A.	88,989	5,274,321
Safran S.A.	336,214	45,903,364
Sanofi	1,107,663	92,705,291
Sartorius Stedim Biotech	22,625	2,666,481
Schneider Electric SE	535,281	41,703,685
SCOR SE	155,800	7,023,644
SEB S.A.	27,849	4,801,147
SES S.A.	354,104	7,122,853
Societe BIC S.A.	28,089	2,659,549
Societe Generale S.A.	734,187	22,572,517
Sodexo S.A.	88,451	9,727,461
STMicroelectronics N.V.	648,136	10,605,532
Suez	379,865	4,859,727
TechnipFMC plc	477,416	10,524,752
Teleperformance	58,588	10,474,128
Thales S.A.	102,584	12,644,949
Total S.A.	2,570,317	146,311,802
Ubisoft Entertainment S.A. *	93,889	6,788,877
Valeo S.A.	251,679	7,952,790
Veolia Environnement S.A.	511,770	11,247,129
Security	Number of Shares	Value ($)
Vinci S.A.	472,567	45,158,385
Vivendi S.A.	991,934	29,028,556
Wendel S.A.	31,713	4,004,778
Worldline S.A. *	42,075	2,362,962
		1,518,653,717

Germany 7.0%
1&1 Drillisch AG	44,498	1,762,299
adidas AG	192,876	46,912,543
Allianz SE	431,310	96,065,603
Aroundtown S.A.	680,025	5,730,152
Axel Springer SE	46,242	2,640,688
BASF SE	936,102	71,407,312
Bayer AG	954,484	76,385,327
Bayerische Motoren Werke AG	333,785	28,243,832
Beiersdorf AG	104,244	9,681,392
Brenntag AG	174,978	8,687,193
Carl Zeiss Meditec AG	35,002	2,989,260
Commerzbank AG *	1,055,030	8,715,890
Continental AG	110,491	18,117,528
Covestro AG	179,501	10,248,510
Daimler AG	883,825	52,997,657
Delivery Hero SE *	116,929	4,537,654
Deutsche Bank AG	2,102,020	19,533,936
Deutsche Boerse AG	191,251	24,195,094
Deutsche Lufthansa AG	243,765	6,231,566
Deutsche Post AG	994,108	30,926,003
Deutsche Telekom AG	3,301,260	54,451,239
Deutsche Wohnen SE	357,077	16,670,755
DWS Group GmbH & Co. KGaA *	37,183	1,104,870
E.ON SE	2,255,533	24,874,728
Evonik Industries AG	173,432	4,887,806
Fielmann AG	25,783	1,742,464
Fraport AG Frankfurt Airport Services Worldwide	39,637	3,187,411
Fresenius Medical Care AG & Co. KGaA	219,993	17,254,864
Fresenius SE & Co. KGaA	412,254	23,204,116
FUCHS PETROLUB SE	35,560	1,451,645
GEA Group AG	175,435	4,209,110
GRENKE AG	29,160	2,978,444
Hannover Rueck SE	61,109	9,115,616
HeidelbergCement AG	152,935	11,256,873
Hella GmbH & Co. KGaA	48,810	2,212,083
Henkel AG & Co. KGaA	101,514	9,548,068
HOCHTIEF AG	19,456	3,088,345
HUGO BOSS AG	65,806	4,872,165
Infineon Technologies AG	1,153,411	25,354,989
Innogy SE	125,081	5,788,347
K+S AG	197,068	3,759,846
KION Group AG	71,346	4,071,836
Knorr-Bremse AG *	42,779	4,303,260
LANXESS AG	98,173	5,326,777
LEG Immobilien AG	66,038	7,381,387
MAN SE	18,470	1,897,068
Merck KGaA	131,818	13,626,190
METRO AG	155,174	2,608,927
MTU Aero Engines AG	53,503	11,484,154
Muenchener Rueckversicherungs-Gesellschaft AG	156,405	36,884,191
OSRAM Licht AG	88,508	3,839,875
ProSiebenSat.1 Media SE	242,245	4,424,546
Puma SE	8,265	4,663,329
QIAGEN N.V. *	224,593	8,598,119
Rational AG	3,262	2,139,518
Rheinmetall AG	45,247	4,845,203
Rocket Internet SE *	73,734	1,736,312
RTL Group S.A.	45,094	2,545,862

3
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
RWE AG	574,820	14,046,597
SAP SE	1,000,758	107,346,900
Scout24 AG	109,091	5,751,478
Siemens AG	784,534	85,877,669
Siemens Healthineers AG	126,375	5,125,835
Suedzucker AG	78,810	1,153,620
Symrise AG	125,623	11,083,280
Talanx AG *	38,713	1,497,042
Telefonica Deutschland Holding AG	909,026	2,987,323
ThyssenKrupp AG	474,377	7,103,280
Uniper SE	196,196	5,721,492
United Internet AG	120,360	4,384,357
Volkswagen AG	28,319	5,011,162
Vonovia SE	531,757	25,819,031
Wacker Chemie AG	13,411	1,375,317
Wirecard AG	116,954	16,047,658
Zalando SE *	146,564	5,407,317
		1,183,139,135

Hong Kong 3.6%
AAC Technologies Holdings, Inc.	743,475	4,418,343
AIA Group Ltd.	12,407,429	124,077,451
ASM Pacific Technology Ltd.	314,563	3,332,048
BOC Aviation Ltd.	233,721	2,021,664
BOC Hong Kong Holdings Ltd.	3,765,344	15,733,303
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	—
Cathay Pacific Airways Ltd.	782,568	1,315,944
Champion REIT	2,463,098	1,970,529
China Mengniu Dairy Co., Ltd. *	2,763,033	8,535,702
Chow Tai Fook Jewellery Group Ltd.	1,522,203	1,434,980
CK Asset Holdings Ltd.	2,761,034	22,915,407
CK Hutchison Holdings Ltd.	2,746,079	29,228,120
CK Infrastructure Holdings Ltd.	651,044	5,428,269
CLP Holdings Ltd.	1,701,015	20,152,666
Dairy Farm International Holdings Ltd.	326,231	2,916,505
First Pacific Co., Ltd.	2,489,303	1,008,431
Galaxy Entertainment Group Ltd.	2,217,395	15,748,143
Great Eagle Holdings Ltd.	345,421	1,711,748
Hang Lung Group Ltd.	1,014,199	3,184,795
Hang Lung Properties Ltd.	2,230,571	5,268,260
Hang Seng Bank Ltd.	742,804	18,404,976
Henderson Land Development Co., Ltd.	1,288,648	7,288,844
Hong Kong & China Gas Co., Ltd.	9,302,085	21,543,467
Hong Kong Exchanges & Clearing Ltd.	1,278,917	44,087,103
Hongkong Land Holdings Ltd.	1,199,789	8,602,487
Hopewell Holdings Ltd.	632,740	2,909,872
Hysan Development Co., Ltd.	676,068	3,569,902
Jardine Matheson Holdings Ltd.	218,228	14,961,712
Jardine Strategic Holdings Ltd.	192,633	7,609,003
Kerry Logistics Network Ltd.	637,399	1,058,840
Kerry Properties Ltd.	599,498	2,504,973
Li & Fung Ltd.	6,921,507	1,207,988
Link REIT	2,176,157	24,603,676
Melco International Development Ltd.	1,150,962	2,812,231
MGM China Holdings Ltd.	862,111	1,812,127
Minth Group Ltd.	700,671	2,775,977
MMG Ltd. *	2,633,964	1,248,229
MTR Corp. Ltd.	1,512,511	8,689,934
New World Development Co., Ltd.	6,037,503	9,644,868
Nexteer Automotive Group Ltd.	870,604	1,239,949
NWS Holdings Ltd.	1,528,590	3,699,866
PCCW Ltd.	4,710,643	2,832,459
Power Assets Holdings Ltd.	1,382,031	9,595,237
PRADA S.p.A.	531,462	1,702,753
Samsonite International S.A. *	1,298,088	3,894,363
Sands China Ltd.	2,506,018	12,514,447
Security	Number of Shares	Value ($)
Semiconductor Manufacturing International Corp. *	3,993,423	4,044,398
Shangri-La Asia Ltd.	1,325,727	1,884,776
Sino Land Co., Ltd.	3,328,089	6,198,459
SJM Holdings Ltd.	2,068,332	2,331,873
Sun Art Retail Group Ltd.	2,426,992	2,467,247
Sun Hung Kai Properties Ltd.	1,480,856	24,524,355
Swire Pacific Ltd., Class A	471,787	5,610,502
Swire Pacific Ltd., Class B	1,408,590	2,573,210
Swire Properties Ltd.	1,240,613	4,978,383
Techtronic Industries Co., Ltd.	1,286,361	8,595,077
The Bank of East Asia Ltd.	1,300,585	4,531,453
The Wharf Holdings Ltd.	1,344,535	4,204,990
Tingyi Cayman Islands Holding Corp.	1,962,917	2,725,648
Uni-President China Holdings Ltd.	1,674,007	1,490,651
VTech Holdings Ltd.	185,609	1,944,806
Want Want China Holdings Ltd.	6,015,688	4,850,990
WH Group Ltd.	8,676,092	7,703,682
Wharf Real Estate Investment Co., Ltd.	1,212,911	8,521,496
Wheelock & Co., Ltd.	868,034	5,877,348
Wynn Macau Ltd.	1,458,851	3,605,405
Xinyi Glass Holdings Ltd.	2,080,328	2,385,150
Xinyi Solar Holdings Ltd.	3,333,612	1,639,245
Yue Yuen Industrial Holdings Ltd.	775,151	2,606,944
		606,513,679

Ireland 0.2%
AIB Group plc	783,692	3,690,927
Bank of Ireland Group plc	944,248	6,144,858
Glanbia plc	212,198	4,308,263
Kerry Group plc, A Shares	148,977	15,352,437
Kingspan Group plc	152,840	7,215,657
		36,712,142

Israel 0.4%
Airport City Ltd. *	100,707	1,444,528
Alony Hetz Properties & Investments Ltd.	147,075	1,618,042
Azrieli Group Ltd.	45,521	2,549,221
Bank Hapoalim B.M.	1,169,707	8,054,922
Bank Leumi Le-Israel	1,548,173	10,242,388
Bezeq The Israeli Telecommunication Corp., Ltd.	2,395,934	2,101,563
Delek Group Ltd.	6,443	1,138,104
Elbit Systems Ltd.	30,419	4,006,444
First International Bank of Israel Ltd. *	79,103	1,897,258
Israel Chemicals Ltd.	718,103	4,023,430
Israel Discount Bank Ltd., A Shares	1,338,306	4,731,710
Mizrahi Tefahot Bank Ltd.	149,433	2,863,155
Nice Ltd. *	65,271	7,674,384
Paz Oil Co., Ltd.	13,721	2,098,018
Strauss Group Ltd.	60,166	1,522,935
Teva Pharmaceutical Industries Ltd. *	933,550	15,897,778
The Israel Corp., Ltd.	3,246	912,928
Tower Semiconductor Ltd. *	100,478	1,810,637
		74,587,445

Italy 2.1%
A2A S.p.A.	1,615,667	2,866,347
Assicurazioni Generali S.p.A.	1,341,058	23,967,261
Atlantia S.p.A.	545,480	13,279,939
Banca Mediolanum S.p.A.	255,713	1,784,937
Banco BPM S.p.A. *	1,568,104	3,806,901
Buzzi Unicem S.p.A.	100,251	1,963,481
CNH Industrial N.V.	1,038,450	11,261,974
Davide Campari-Milano S.p.A.	602,030	5,748,185

4
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
DiaSorin S.p.A.	23,476	2,305,647
Enel S.p.A.	7,904,305	47,883,386
Eni S.p.A.	2,549,504	44,028,743
EXOR N.V.	107,822	6,642,234
Ferrari N.V.	129,000	16,620,872
Fiat Chrysler Automobiles N.V. *	1,128,270	16,678,776
FinecoBank Banca Fineco S.p.A.	421,701	5,246,088
Intesa Sanpaolo S.p.A.	15,429,622	38,108,721
Italgas S.p.A.	489,460	2,968,437
Leonardo S.p.A.	397,692	4,014,987
Mediaset S.p.A. *(a)	350,673	1,117,274
Mediobanca S.p.A.	633,789	6,366,801
Moncler S.p.A.	176,225	6,766,508
Pirelli & C S.p.A. *	450,529	3,026,804
Poste Italiane S.p.A.	474,277	4,282,672
Prysmian S.p.A.	271,049	5,540,153
Recordati S.p.A.	99,175	3,734,616
Saipem S.p.A. *	588,433	3,058,774
Salvatore Ferragamo Italia S.p.A.	70,778	1,505,111
Snam S.p.A.	2,287,349	11,317,011
Telecom Italia S.p.A. *	10,012,452	6,108,755
Telecom Italia S.p.A. - RSP	7,431,597	4,054,318
Tenaris S.A.	463,456	6,190,362
Terna Rete Elettrica Nazionale S.p.A.	1,407,514	8,763,766
UniCredit S.p.A.	2,284,009	31,121,201
Unione di Banche Italiane S.p.A.	1,021,433	3,048,502
UnipolSai Assicurazioni S.p.A.	644,307	1,611,145
		356,790,689

Japan 22.1%
ABC-Mart, Inc.	26,571	1,522,844
Acom Co., Ltd.	446,568	1,528,408
Advantest Corp.	219,040	5,172,980
Aeon Co., Ltd.	707,775	14,915,919
AEON Financial Service Co., Ltd.	157,343	3,093,998
Aeon Mall Co., Ltd.	117,733	1,920,617
AGC, Inc.	188,947	6,551,702
Aica Kogyo Co., Ltd.	54,557	1,899,105
Ain Holdings, Inc.	27,250	1,872,642
Air Water, Inc.	159,210	2,540,037
Aisin Seiki Co., Ltd.	176,184	6,876,747
Ajinomoto Co., Inc.	496,337	7,508,368
Alfresa Holdings Corp.	176,668	5,118,167
Alps Alpine Co., Ltd.	199,770	3,924,695
Amada Holdings Co., Ltd.	354,258	3,726,519
ANA Holdings, Inc.	110,094	4,086,493
Aoyama Trading Co., Ltd.	56,694	1,390,358
Aozora Bank Ltd.	121,078	3,491,380
Ariake Japan Co., Ltd.	20,709	1,092,004
Asahi Group Holdings Ltd.	389,455	16,817,375
Asahi Intecc Co., Ltd.	103,817	4,989,408
Asahi Kasei Corp.	1,278,810	13,946,060
Asics Corp.	195,502	2,602,713
Astellas Pharma, Inc.	1,958,012	30,226,766
Autobacs Seven Co., Ltd.	73,611	1,239,193
Azbil Corp.	131,648	2,906,852
Bandai Namco Holdings, Inc.	197,757	8,420,483
Benefit One, Inc.	60,270	1,178,654
Benesse Holdings, Inc.	68,594	1,863,967
Bic Camera, Inc.	156,373	1,775,561
Bridgestone Corp.	626,895	24,739,038
Brother Industries Ltd.	242,177	4,427,149
Calbee, Inc.	76,014	2,106,568
Canon, Inc.	1,046,068	30,079,623
Capcom Co., Ltd.	90,423	1,813,821
Casio Computer Co., Ltd.	220,440	2,992,138
Central Japan Railway Co.	183,752	41,225,352
Security	Number of Shares	Value ($)
Chubu Electric Power Co., Inc.	718,771	11,315,542
Chugai Pharmaceutical Co., Ltd.	217,882	14,816,446
Ci:z Holdings Co., Ltd.	22,088	1,166,704
Citizen Watch Co., Ltd.	279,875	1,591,456
Coca-Cola Bottlers Japan Holdings, Inc.	148,219	3,818,650
COMSYS Holdings Corp.	119,446	3,191,092
Concordia Financial Group Ltd.	1,324,360	5,365,490
Cosmo Energy Holdings Co., Ltd.	60,394	1,271,681
Cosmos Pharmaceutical Corp.	8,281	1,517,539
Credit Saison Co., Ltd.	166,326	2,414,506
CyberAgent, Inc.	99,566	3,099,139
Dai Nippon Printing Co., Ltd.	303,504	7,028,686
Dai-ichi Life Holdings, Inc.	1,145,624	17,345,933
Daicel Corp.	287,426	3,026,080
Daido Steel Co., Ltd.	39,598	1,671,852
Daifuku Co., Ltd.	94,045	4,612,699
Daiichi Sankyo Co., Ltd.	653,279	24,453,949
Daiichikosho Co., Ltd.	47,924	2,367,787
Daikin Industries Ltd.	269,681	29,288,926
Daishi Hokuetsu Financial Group, Inc.	42,479	1,314,590
Daito Trust Construction Co., Ltd.	73,002	10,122,043
Daiwa House Industry Co., Ltd.	683,635	21,156,329
Daiwa Securities Group, Inc.	1,605,472	8,155,717
DeNA Co., Ltd.	158,903	2,448,065
Denka Co., Ltd.	98,302	2,962,659
Denso Corp.	469,532	20,169,799
Dentsu, Inc.	234,694	9,803,513
DIC Corp.	80,597	2,563,002
Disco Corp.	28,444	3,919,610
DMG Mori Co., Ltd.	104,087	1,348,306
Dowa Holdings Co., Ltd.	48,999	1,602,195
East Japan Railway Co.	376,088	36,014,176
Ebara Corp.	98,683	2,801,278
Eisai Co., Ltd.	269,773	22,283,172
Electric Power Development Co., Ltd.	199,544	4,990,393
Ezaki Glico Co., Ltd.	69,596	3,526,064
FamilyMart UNY Holdings Co., Ltd.	235,908	6,728,422
Fancl Corp.	69,828	1,583,864
FANUC Corp.	198,572	32,893,170
Fast Retailing Co., Ltd.	52,537	24,616,690
FP Corp.	23,224	1,418,642
Fuji Electric Co., Ltd.	124,782	3,923,257
Fuji Oil Holdings, Inc.	48,480	1,624,420
FUJIFILM Holdings Corp.	377,987	16,946,938
Fujikura Ltd.	324,365	1,372,403
Fujitsu Ltd.	195,934	13,216,569
Fukuoka Financial Group, Inc.	145,945	3,156,985
Fukuyama Transporting Co., Ltd.	26,124	1,084,198
Furukawa Electric Co., Ltd.	65,977	2,026,961
Fuyo General Lease Co., Ltd.	20,705	1,091,793
Glory Ltd.	59,176	1,446,973
GMO Payment Gateway, Inc.	36,626	2,178,082
GS Yuasa Corp.	79,892	1,601,141
H2O Retailing Corp.	81,515	1,114,497
Hakuhodo DY Holdings, Inc.	261,928	4,016,449
Hamamatsu Photonics K.K.	136,719	4,814,395
Hankyu Hanshin Holdings, Inc.	223,710	8,118,832
Haseko Corp.	289,387	3,616,038
Heiwa Corp.	77,996	1,545,627
Hikari Tsushin, Inc.	23,978	4,297,171
Hino Motors Ltd.	271,365	2,493,769
Hirose Electric Co., Ltd.	34,839	3,583,422
HIS Co., Ltd.	32,792	1,254,886
Hisamitsu Pharmaceutical Co., Inc.	70,603	3,488,291
Hitachi Capital Corp.	52,703	1,248,927
Hitachi Chemical Co., Ltd.	114,547	2,080,615
Hitachi Construction Machinery Co., Ltd.	115,218	2,876,310
Hitachi High-Technologies Corp.	61,400	2,335,870

5
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hitachi Ltd.	941,811	28,215,412
Hitachi Metals Ltd.	193,995	1,976,198
Hitachi Transport System Ltd.	46,106	1,375,062
Hokkaido Electric Power Co., Inc.	185,318	1,181,960
Hokuhoku Financial Group, Inc.	149,889	1,641,347
Hokuriku Electric Power Co. *	161,176	1,369,677
Honda Motor Co., Ltd.	1,784,012	50,529,912
Horiba Ltd.	36,428	1,845,616
Hoshizaki Corp.	56,221	3,807,998
House Foods Group, Inc.	75,450	3,022,880
Hoya Corp.	376,039	22,987,292
Hulic Co., Ltd.	385,657	3,544,081
Ibiden Co., Ltd.	107,766	1,529,557
Idemitsu Kosan Co., Ltd.	145,723	5,170,732
IHI Corp.	134,752	3,554,005
Iida Group Holdings Co., Ltd.	141,643	2,588,051
Inpex Corp.	1,012,188	9,847,284
Isetan Mitsukoshi Holdings Ltd.	386,009	3,835,124
Isuzu Motors Ltd.	531,964	7,624,403
Ito En Ltd.	57,054	2,583,113
ITOCHU Corp.	1,458,037	26,169,223
Itochu Techno-Solutions Corp.	105,600	2,485,376
Izumi Co., Ltd.	42,637	1,938,045
J Front Retailing Co., Ltd.	258,401	2,862,095
Jafco Co., Ltd.	31,205	1,093,240
Japan Airlines Co., Ltd.	122,086	4,458,135
Japan Airport Terminal Co., Ltd.	44,696	1,774,671
Japan Exchange Group, Inc.	558,187	9,853,013
Japan Post Bank Co., Ltd.	404,960	4,521,787
Japan Post Holdings Co., Ltd.	1,340,065	16,311,427
Japan Post Insurance Co., Ltd.	68,734	1,555,344
Japan Tobacco, Inc.	1,225,578	31,189,925
JFE Holdings, Inc.	520,722	9,081,762
JGC Corp.	228,494	3,323,139
JSR Corp.	182,123	3,020,114
JTEKT Corp.	233,821	2,898,607
JXTG Holdings, Inc.	3,264,942	15,271,787
K's Holdings Corp.	194,639	1,790,427
Kagome Co., Ltd.	80,678	2,071,305
Kajima Corp.	466,002	6,898,772
Kakaku.com, Inc.	131,787	2,534,639
Kaken Pharmaceutical Co., Ltd.	35,038	1,693,356
Kamigumi Co., Ltd.	112,542	2,609,333
Kandenko Co., Ltd.	113,887	1,018,967
Kaneka Corp.	56,319	2,203,281
Kansai Mirai Financial Group, Inc. *	198,201	1,467,100
Kansai Paint Co., Ltd.	208,266	3,829,685
Kao Corp.	484,540	36,666,951
Kawasaki Heavy Industries Ltd.	160,308	4,118,585
Kawasaki Kisen Kaisha Ltd. *(a)	87,493	1,235,528
KDDI Corp.	1,818,525	43,919,372
Keihan Holdings Co., Ltd.	100,431	4,159,063
Keikyu Corp.	267,224	4,431,329
Keio Corp.	116,400	6,838,448
Keisei Electric Railway Co., Ltd.	167,147	5,705,701
Kewpie Corp.	121,186	2,767,291
Keyence Corp.	91,629	53,444,763
Kikkoman Corp.	183,530	9,133,635
Kinden Corp.	138,125	2,240,871
Kintetsu Group Holdings Co., Ltd.	185,367	8,375,818
Kirin Holdings Co., Ltd.	823,041	18,402,345
Kissei Pharmaceutical Co., Ltd.	32,782	901,122
Kobayashi Pharmaceutical Co., Ltd.	63,517	5,123,811
Kobe Steel Ltd.	323,832	2,562,846
Koei Tecmo Holdings Co., Ltd.	66,614	1,193,810
Koito Manufacturing Co., Ltd.	119,673	6,923,231
Kokuyo Co., Ltd.	94,146	1,386,987
Komatsu Ltd.	937,785	23,006,565
Security	Number of Shares	Value ($)
Konami Holdings Corp.	94,749	3,910,992
Konica Minolta, Inc.	545,592	5,293,203
Kose Corp.	28,720	4,649,069
Kubota Corp.	1,145,906	15,466,437
Kuraray Co., Ltd.	355,349	4,769,057
Kurita Water Industries Ltd.	112,431	2,831,985
Kusuri no Aoki Holdings Co., Ltd.	13,734	953,681
Kyocera Corp.	311,927	17,207,543
KYORIN Holdings, Inc.	39,329	778,666
Kyoritsu Maintenance Co., Ltd.	26,790	1,273,079
Kyowa Exeo Corp.	98,518	2,659,420
Kyowa Hakko Kirin Co., Ltd.	266,987	5,098,943
Kyudenko Corp.	41,068	1,405,579
Kyushu Electric Power Co., Inc.	473,099	5,626,869
Kyushu Financial Group, Inc.	395,527	1,605,985
Kyushu Railway Co.	162,570	5,564,065
Lawson, Inc.	49,944	3,028,405
Leopalace21 Corp. (a)	283,207	613,123
LINE Corp. *(a)	49,560	1,829,784
Lintec Corp.	51,433	1,165,698
Lion Corp.	255,129	5,232,299
LIXIL Group Corp.	275,190	3,730,342
M3, Inc.	401,582	6,659,364
Mabuchi Motor Co., Ltd.	60,784	2,091,293
Maeda Corp.	160,311	1,696,428
Maeda Road Construction Co., Ltd.	65,874	1,290,614
Makita Corp.	250,298	8,870,155
Marubeni Corp.	1,609,049	11,486,806
Maruha Nichiro Corp.	44,339	1,479,693
Marui Group Co., Ltd.	210,181	3,698,748
Maruichi Steel Tube Ltd.	65,925	1,983,909
Matsui Securities Co., Ltd.	103,393	1,121,979
Matsumotokiyoshi Holdings Co., Ltd.	78,500	2,693,766
Mazda Motor Corp.	601,677	7,066,948
Mebuki Financial Group, Inc.	1,133,531	3,064,973
Medipal Holdings Corp.	165,036	3,848,666
Megmilk Snow Brand Co., Ltd.	51,011	1,245,490
MEIJI Holdings Co., Ltd.	138,524	10,975,401
MINEBEA MITSUMI, Inc.	443,270	7,111,752
Miraca Holdings, Inc.	55,550	1,487,554
MISUMI Group, Inc.	278,772	6,763,952
Mitsubishi Chemical Holdings Corp.	1,315,065	9,709,414
Mitsubishi Corp.	1,310,614	36,956,678
Mitsubishi Electric Corp.	2,037,132	25,509,899
Mitsubishi Estate Co., Ltd.	1,213,628	20,855,824
Mitsubishi Gas Chemical Co., Inc.	185,951	2,843,053
Mitsubishi Heavy Industries Ltd.	288,061	11,724,797
Mitsubishi Logistics Corp.	80,734	2,034,305
Mitsubishi Materials Corp.	151,513	4,164,838
Mitsubishi Motors Corp.	645,332	3,623,181
Mitsubishi Tanabe Pharma Corp.	244,637	3,529,348
Mitsubishi UFJ Financial Group, Inc.	12,874,521	66,697,236
Mitsubishi UFJ Lease & Finance Co., Ltd.	479,118	2,440,351
Mitsui & Co., Ltd.	1,730,480	27,203,917
Mitsui Chemicals, Inc.	190,178	4,634,863
Mitsui Fudosan Co., Ltd.	969,796	22,977,335
Mitsui Mining & Smelting Co., Ltd.	56,839	1,378,596
Mitsui OSK Lines Ltd.	118,568	2,779,936
Miura Co., Ltd.	95,079	2,177,968
Mizuho Financial Group, Inc.	25,815,247	40,629,099
Mochida Pharmaceutical Co., Ltd.	13,194	1,406,870
MonotaRO Co., Ltd.	123,956	2,924,079
Morinaga & Co., Ltd.	42,385	1,899,938
Morinaga Milk Industry Co., Ltd.	32,586	1,042,096
MS&AD Insurance Group Holdings, Inc.	502,714	15,096,774
Murata Manufacturing Co., Ltd.	193,986	30,190,509
Nabtesco Corp.	119,308	3,149,894
Nagase & Co., Ltd.	124,834	1,837,971

6
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nagoya Railroad Co., Ltd.	193,791	5,335,694
Nankai Electric Railway Co., Ltd.	108,489	2,912,012
NEC Corp.	261,216	8,717,368
Nexon Co., Ltd. *	414,982	6,587,075
NGK Insulators Ltd.	277,223	4,231,063
NGK Spark Plug Co., Ltd.	211,353	4,492,106
NH Foods Ltd.	105,643	3,857,697
NHK Spring Co., Ltd.	251,183	2,339,892
Nichirei Corp.	115,059	2,863,038
Nidec Corp.	238,930	28,921,863
Nifco, Inc.	89,911	2,285,736
Nihon Kohden Corp.	79,059	2,375,605
Nihon M&A Center, Inc.	160,427	4,049,586
Nihon Unisys Ltd.	67,828	1,770,035
Nikon Corp.	361,692	5,478,016
Nintendo Co., Ltd.	112,848	30,857,825
Nippo Corp.	57,170	1,112,381
Nippon Electric Glass Co., Ltd.	81,481	2,203,178
Nippon Express Co., Ltd.	77,379	4,566,835
Nippon Gas Co., Ltd.	40,897	1,425,443
Nippon Kayaku Co., Ltd.	173,637	2,113,530
Nippon Paint Holdings Co., Ltd.	152,270	5,854,434
Nippon Paper Industries Co., Ltd.	102,351	2,040,216
Nippon Shinyaku Co., Ltd.	54,590	3,467,044
Nippon Shokubai Co., Ltd.	33,404	2,277,545
Nippon Steel & Sumitomo Metal Corp.	814,171	14,653,176
Nippon Telegraph & Telephone Corp.	659,359	28,436,782
Nippon Yusen K.K.	170,154	2,682,539
Nipro Corp.	122,516	1,614,543
Nishi-Nippon Financial Holdings, Inc.	154,706	1,374,454
Nishi-Nippon Railroad Co., Ltd.	82,364	1,967,354
Nissan Chemical Corp.	137,634	6,948,465
Nissan Motor Co., Ltd.	1,967,774	17,012,089
Nisshin Seifun Group, Inc.	271,669	5,827,754
Nisshinbo Holdings, Inc.	152,747	1,304,908
Nissin Foods Holdings Co., Ltd.	69,074	4,796,461
Nitori Holdings Co., Ltd.	76,604	9,554,856
Nitto Denko Corp.	160,043	8,542,719
NOF Corp.	69,942	2,409,518
NOK Corp.	123,179	1,985,116
Nomura Holdings, Inc.	3,449,397	13,342,709
Nomura Real Estate Holdings, Inc.	114,502	2,169,284
Nomura Research Institute Ltd.	109,100	4,439,660
NSK Ltd.	462,247	4,247,922
NTN Corp.	488,725	1,532,205
NTT Data Corp.	639,286	6,988,960
NTT DOCOMO, Inc.	1,288,613	29,998,568
Obayashi Corp.	684,600	6,672,575
Obic Co., Ltd.	69,809	6,666,095
Odakyu Electric Railway Co., Ltd.	311,100	7,268,874
Oji Holdings Corp.	928,117	5,519,345
OKUMA Corp.	32,992	1,819,717
Olympus Corp.	281,086	12,435,758
Omron Corp.	196,124	8,465,467
Ono Pharmaceutical Co., Ltd.	456,417	9,382,953
Open House Co., Ltd.	32,532	1,148,498
Oracle Corp. Japan	33,518	2,502,107
Oriental Land Co., Ltd.	190,561	20,935,690
ORIX Corp.	1,322,000	19,143,586
Osaka Gas Co., Ltd.	408,442	8,365,503
OSG Corp.	83,360	1,644,436
Otsuka Corp.	100,150	3,603,133
Otsuka Holdings Co., Ltd.	429,833	17,923,866
PALTAC Corp.	36,438	1,878,855
Pan Pacific International Holdings Corp.	120,453	7,184,764
Panasonic Corp.	2,187,473	20,141,572
Park24 Co., Ltd.	110,484	2,653,919
Penta-Ocean Construction Co., Ltd.	297,372	1,498,614
Security	Number of Shares	Value ($)
PeptiDream, Inc. *	86,236	4,097,992
Persol Holdings Co., Ltd.	180,052	3,086,051
Pigeon Corp.	112,989	4,608,067
Pilot Corp.	23,924	1,096,051
Pola Orbis Holdings, Inc.	103,919	2,917,237
Rakuten, Inc.	798,767	6,285,662
Recruit Holdings Co., Ltd.	1,226,658	34,313,807
Relo Group, Inc.	104,204	2,718,365
Renesas Electronics Corp. *	722,491	4,231,622
Rengo Co., Ltd.	226,654	1,966,832
Resona Holdings, Inc.	2,262,715	10,230,187
Resorttrust, Inc.	86,325	1,197,321
Ricoh Co., Ltd.	717,004	7,278,248
Rinnai Corp.	39,175	2,635,831
Rohm Co., Ltd.	87,833	5,546,766
Rohto Pharmaceutical Co., Ltd.	103,733	2,727,511
Ryohin Keikaku Co., Ltd.	23,535	5,585,651
Sankyo Co., Ltd.	49,859	1,836,345
Sankyu, Inc.	49,380	2,417,544
Sanrio Co., Ltd.	60,757	1,291,332
Santen Pharmaceutical Co., Ltd.	380,053	5,923,392
Sanwa Holdings Corp.	209,817	2,433,289
Sapporo Holdings Ltd.	67,111	1,464,361
Sawai Pharmaceutical Co., Ltd.	38,989	2,234,547
SBI Holdings, Inc.	225,871	4,756,033
SCREEN Holdings Co., Ltd.	38,397	1,531,465
SCSK Corp.	47,511	2,078,500
Secom Co., Ltd.	196,604	16,990,033
Sega Sammy Holdings, Inc.	200,759	2,337,259
Seibu Holdings, Inc.	212,221	3,770,869
Seiko Epson Corp.	297,985	4,406,066
Seino Holdings Co., Ltd.	160,161	2,260,267
Sekisui Chemical Co., Ltd.	368,703	5,786,239
Sekisui House Ltd.	598,658	8,999,768
Seven & i Holdings Co., Ltd.	789,486	34,708,449
Seven Bank Ltd.	684,777	1,999,214
SG Holdings Co., Ltd.	216,854	6,350,557
Sharp Corp.	147,719	1,727,723
Shikoku Electric Power Co., Inc.	160,043	2,017,071
Shima Seiki Manufacturing Ltd.	24,428	798,760
Shimachu Co., Ltd.	43,848	1,178,917
Shimadzu Corp.	271,164	6,686,536
Shimamura Co., Ltd.	23,494	1,985,973
Shimano, Inc.	78,968	11,995,588
Shimizu Corp.	590,833	5,190,753
Shin-Etsu Chemical Co., Ltd.	418,466	34,850,865
Shinsei Bank Ltd.	155,249	2,132,373
Shionogi & Co., Ltd.	292,781	18,715,681
Shiseido Co., Ltd.	399,783	26,388,838
Shochiku Co., Ltd.	13,350	1,367,140
Showa Denko K.K.	150,535	5,605,170
Showa Shell Sekiyu K.K.	210,490	3,157,728
Skylark Holdings Co., Ltd. (a)	196,143	3,004,167
SMC Corp.	59,604	20,747,889
Softbank Corp. *	1,592,618	19,886,265
SoftBank Group Corp.	871,480	80,478,031
Sohgo Security Services Co., Ltd.	71,352	3,083,032
Sojitz Corp.	1,270,663	4,668,534
Sompo Holdings, Inc.	357,022	13,332,200
Sony Corp.	1,293,740	62,072,093
Sony Financial Holdings, Inc.	182,951	3,459,503
Sotetsu Holdings, Inc.	76,628	2,302,557
Square Enix Holdings Co., Ltd.	85,629	2,523,025
Stanley Electric Co., Ltd.	155,126	4,459,245
Subaru Corp.	621,496	15,780,259
Sugi Holdings Co., Ltd.	38,869	1,688,211
SUMCO Corp.	242,570	3,078,974
Sumitomo Bakelite Co., Ltd.	33,216	1,251,717

7
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sumitomo Chemical Co., Ltd.	1,567,124	7,770,863
Sumitomo Corp.	1,143,366	16,438,711
Sumitomo Dainippon Pharma Co., Ltd.	187,260	4,620,942
Sumitomo Electric Industries Ltd.	786,941	10,950,158
Sumitomo Forestry Co., Ltd.	141,689	1,846,845
Sumitomo Heavy Industries Ltd.	114,755	3,927,565
Sumitomo Metal Mining Co., Ltd.	244,586	7,171,476
Sumitomo Mitsui Financial Group, Inc.	1,347,246	47,707,903
Sumitomo Mitsui Trust Holdings, Inc.	385,500	14,610,353
Sumitomo Osaka Cement Co., Ltd.	35,340	1,452,394
Sumitomo Realty & Development Co., Ltd.	435,794	16,301,170
Sumitomo Rubber Industries Ltd.	197,386	2,537,364
Sundrug Co., Ltd.	67,584	2,070,261
Suntory Beverage & Food Ltd.	128,209	5,654,924
Suzuken Co., Ltd.	78,818	4,318,989
Suzuki Motor Corp.	438,425	22,452,937
Sysmex Corp.	197,826	11,904,746
T&D Holdings, Inc.	585,110	7,024,789
Tadano Ltd.	133,287	1,390,102
Taiheiyo Cement Corp.	124,782	4,265,141
Taisei Corp.	209,914	9,918,682
Taisho Pharmaceutical Holdings Co., Ltd.	43,906	4,445,029
Taiyo Nippon Sanso Corp.	144,852	2,046,822
Taiyo Yuden Co., Ltd.	128,502	2,530,330
Takara Bio, Inc.	46,157	1,056,072
Takara Holdings, Inc.	181,416	2,053,397
Takashimaya Co., Ltd.	167,150	2,199,737
Takeda Pharmaceutical Co., Ltd.	1,548,125	62,150,293
TDK Corp.	125,040	9,772,260
TechnoPro Holdings, Inc.	34,306	1,852,130
Teijin Ltd.	182,063	3,053,464
Terumo Corp.	329,047	20,159,006
The 77 Bank Ltd.	82,784	1,327,429
The Awa Bank Ltd.	46,916	1,219,681
The Bank of Kyoto Ltd.	79,362	3,553,895
The Chiba Bank Ltd.	626,585	3,804,990
The Chugoku Bank Ltd.	206,517	1,933,082
The Chugoku Electric Power Co., Inc.	307,310	3,994,588
The Gunma Bank Ltd.	469,597	1,978,449
The Hachijuni Bank Ltd.	457,124	1,901,261
The Hiroshima Bank Ltd.	354,495	1,974,370
The Iyo Bank Ltd.	282,980	1,560,813
The Japan Steel Works Ltd.	62,092	1,119,463
The Kansai Electric Power Co., Inc.	740,607	11,080,497
The San-In Godo Bank Ltd.	185,600	1,342,149
The Shiga Bank Ltd.	61,633	1,444,489
The Shizuoka Bank Ltd.	530,898	4,192,053
The Yokohama Rubber Co., Ltd.	106,112	2,164,753
THK Co., Ltd.	126,623	3,112,114
TIS, Inc.	97,108	4,518,680
Tobu Railway Co., Ltd.	209,838	5,862,344
Toda Corp.	281,137	1,785,518
Toho Co., Ltd.	116,427	4,162,590
Toho Gas Co., Ltd.	88,139	4,006,318
Tohoku Electric Power Co., Inc.	478,446	6,274,984
Tokai Carbon Co., Ltd. (a)	195,709	2,714,469
Tokai Tokyo Financial Holdings, Inc.	253,012	1,093,234
Tokio Marine Holdings, Inc.	680,306	33,159,723
Tokuyama Corp.	71,378	1,790,221
Tokyo Century Corp.	49,589	2,211,726
Tokyo Electric Power Co. Holdings, Inc. *	1,609,961	10,036,947
Tokyo Electron Ltd.	158,311	21,545,200
Tokyo Gas Co., Ltd.	444,856	12,248,326
Tokyo Tatemono Co., Ltd.	223,846	2,600,008
Tokyu Corp.	514,665	8,724,154
Tokyu Fudosan Holdings Corp.	616,211	3,404,328
Topcon Corp.	110,100	1,490,484
Security	Number of Shares	Value ($)
Toppan Printing Co., Ltd.	269,728	4,293,550
Toray Industries, Inc.	1,563,070	10,888,976
Toshiba Corp.	597,490	18,731,945
Tosoh Corp.	306,000	4,516,331
TOTO Ltd.	144,632	5,476,319
Toyo Seikan Group Holdings Ltd.	159,890	3,379,637
Toyo Suisan Kaisha Ltd.	90,492	3,357,276
Toyo Tire Corp.	101,756	1,295,259
Toyobo Co., Ltd.	105,429	1,495,440
Toyoda Gosei Co., Ltd.	77,814	1,762,908
Toyota Boshoku Corp.	66,164	1,089,459
Toyota Industries Corp.	163,361	8,379,369
Toyota Motor Corp.	2,580,436	155,238,770
Toyota Tsusho Corp.	234,692	7,452,715
Trend Micro, Inc.	121,626	5,998,264
TS Tech Co., Ltd.	54,587	1,591,222
Tsumura & Co.	63,787	2,014,115
Tsuruha Holdings, Inc.	36,892	3,267,653
Ube Industries Ltd.	105,957	2,402,403
Ulvac, Inc.	52,677	1,504,787
Unicharm Corp.	402,602	12,820,914
Ushio, Inc.	120,012	1,347,602
USS Co., Ltd.	266,138	4,848,436
Wacoal Holdings Corp.	69,164	1,734,070
Welcia Holdings Co., Ltd.	54,926	1,948,955
West Japan Railway Co.	189,770	14,304,348
Yahoo Japan Corp.	2,470,536	6,613,544
Yakult Honsha Co., Ltd.	126,828	8,510,646
Yamada Denki Co., Ltd. (a)	796,729	3,850,523
Yamaguchi Financial Group, Inc.	237,586	2,215,364
Yamaha Corp.	169,727	8,355,228
Yamaha Motor Co., Ltd.	293,612	5,952,949
Yamato Holdings Co., Ltd.	369,826	9,631,024
Yamazaki Baking Co., Ltd.	135,709	2,323,584
Yaoko Co., Ltd.	22,843	1,212,739
Yaskawa Electric Corp.	288,686	8,207,790
Yokogawa Electric Corp.	240,596	4,633,829
Zenkoku Hosho Co., Ltd.	54,552	2,006,741
Zensho Holdings Co., Ltd.	114,791	2,666,632
Zeon Corp.	167,663	1,710,970
ZOZO, Inc.	179,411	3,378,058
		3,727,299,857

Netherlands 2.9%
Aalberts Industries N.V.	96,566	3,572,593
ABN AMRO Group N.V.	452,476	10,984,803
Adyen N.V. *	6,126	4,603,949
Aegon N.V.	1,802,821	9,705,985
Akzo Nobel N.V.	229,599	20,844,971
Altice Europe N.V. *	597,795	1,349,166
ArcelorMittal	615,580	14,166,428
ASML Holding N.V.	413,174	75,803,974
ASR Nederland N.V.	137,619	6,070,823
Boskalis Westminster	82,525	2,325,789
Gemalto N.V. *	98,127	5,687,427
GrandVision N.V.	37,370	831,490
Heineken Holding N.V.	111,335	10,782,403
Heineken N.V.	240,435	24,257,215
ING Groep N.V.	3,970,144	52,586,006
Koninklijke Ahold Delhaize N.V.	1,107,860	28,604,984
Koninklijke DSM N.V.	179,381	19,282,262
Koninklijke KPN N.V.	3,399,337	10,497,683
Koninklijke Philips N.V.	946,218	37,711,064
Koninklijke Vopak N.V.	70,644	3,458,217
NN Group N.V.	346,857	15,127,208
OCI N.V. *	130,667	3,105,259
Randstad N.V.	111,281	5,949,304

8
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Signify N.V.	117,945	3,135,999
Unibail-Rodamco-Westfield	137,090	22,166,833
Unilever N.V. CVA	1,545,713	83,719,359
Wolters Kluwer N.V.	271,568	17,929,424
		494,260,618

New Zealand 0.3%
a2 Milk Co., Ltd. *	758,699	7,399,036
Air New Zealand Ltd.	486,284	818,564
Auckland International Airport Ltd.	945,359	5,005,918
Contact Energy Ltd.	751,591	3,242,286
Fisher & Paykel Healthcare Corp., Ltd.	558,569	5,595,774
Fletcher Building Ltd. *	938,311	3,126,955
Kiwi Property Group Ltd.	1,513,517	1,454,362
Mercury NZ Ltd.	714,030	1,795,597
Meridian Energy Ltd.	1,216,567	3,059,344
Ryman Healthcare Ltd.	432,175	3,239,801
SKYCITY Entertainment Group Ltd.	702,797	1,805,665
Spark New Zealand Ltd.	1,862,522	4,734,523
		41,277,825

Norway 0.6%
Aker A.S.A., A Shares	26,817	2,030,165
Aker BP A.S.A.	116,093	3,939,316
DNB A.S.A.	1,078,553	20,696,749
Equinor A.S.A. (a)	1,003,873	22,593,720
Gjensidige Forsikring A.S.A.	169,993	3,051,218
Mowi A.S.A. *	414,679	9,578,025
Norsk Hydro A.S.A.	1,375,337	5,703,213
Orkla A.S.A.	766,969	6,050,390
Schibsted A.S.A., B Shares	119,772	4,442,540
Schibsted A.S.A., Class A	70,047	2,801,421
Subsea 7 S.A.	268,333	3,284,147
Telenor A.S.A.	678,529	13,246,813
Yara International A.S.A.	180,071	7,587,237
		105,004,954

Poland 0.3%
Bank Pekao S.A.	163,510	4,902,920
Bank Zachodni WBK S.A.	29,785	2,967,070
CD Projekt S.A. *	66,257	3,333,454
Cyfrowy Polsat S.A. *	266,074	1,797,064
Dino Polska S.A. *	53,332	1,510,262
Grupa Lotos S.A.	101,629	2,560,023
KGHM Polska Miedz S.A. *	163,486	4,382,991
LPP S.A.	799	1,724,453
mBank S.A.	13,034	1,474,324
PGE Polska Grupa Energetyczna S.A. *	724,826	2,225,217
Polski Koncern Naftowy Orlen S.A.	320,688	8,648,434
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,768,053	3,238,038
Powszechna Kasa Oszczednosci Bank Polski S.A.	851,827	8,575,757
Powszechny Zaklad Ubezpieczen S.A.	570,700	6,162,382
		53,502,389

Portugal 0.1%
Banco Espirito Santo S.A. *(b)	505,213	—
EDP - Energias de Portugal S.A.	2,332,936	8,567,263
EDP Renovaveis S.A.	165,951	1,562,769
Galp Energia, SGPS, S.A.	520,338	8,549,907
Jeronimo Martins, SGPS, S.A.	255,083	3,848,637
		22,528,576

Security	Number of Shares	Value ($)
Republic of Korea 4.0%
Amorepacific Corp.	32,271	5,738,597
AMOREPACIFIC Group	31,307	2,040,369
BGF retail Co., Ltd.	6,742	1,276,826
BNK Financial Group, Inc.	420,176	2,648,749
Celltrion Healthcare Co., Ltd. *	64,577	4,007,713
Celltrion, Inc. *	77,005	14,001,532
Cheil Worldwide, Inc.	81,313	1,811,052
CJ CheilJedang Corp.	8,883	2,543,190
CJ Corp.	15,110	1,679,337
CJ ENM Co., Ltd.	10,279	2,177,901
CJ Logistics Corp. *	12,596	2,127,892
Coway Co., Ltd.	56,453	4,748,336
Daelim Industrial Co., Ltd.	29,302	2,438,577
Daewoo Engineering & Construction Co., Ltd. *	193,407	868,414
DB Insurance Co., Ltd.	60,058	3,871,437
DGB Financial Group, Inc.	184,396	1,390,307
Doosan Infracore Co., Ltd. *	155,691	1,053,444
E-MART, Inc.	24,584	3,934,489
GS Engineering & Construction Corp.	57,665	2,194,418
GS Holdings Corp.	55,373	2,638,920
GS Retail Co., Ltd.	27,376	941,986
Hana Financial Group, Inc.	294,120	10,159,653
Hankook Tire Co., Ltd.	94,364	3,586,788
Hanmi Pharm Co., Ltd.	7,330	3,219,543
Hanmi Science Co., Ltd.	17,213	1,244,258
Hanon Systems	234,924	2,600,519
Hanwha Aerospace Co., Ltd. *	36,156	1,059,252
Hanwha Chemical Corp.	73,626	1,531,829
Hanwha Corp.	69,376	1,983,141
Hanwha Life Insurance Co., Ltd.	344,471	1,277,180
HDC Hyundai Development Co-Engineering & Construction *	48,554	2,078,665
Hotel Shilla Co., Ltd.	29,828	2,174,710
Hyundai Department Store Co., Ltd.	15,600	1,342,651
Hyundai Engineering & Construction Co., Ltd.	87,138	4,431,665
Hyundai Glovis Co., Ltd.	17,714	2,197,122
Hyundai Heavy Industries Co., Ltd. *	40,194	4,699,485
Hyundai Heavy Industries Holdings Co., Ltd.	10,520	3,376,652
Hyundai Marine & Fire Insurance Co., Ltd.	61,365	2,056,958
Hyundai Mipo Dockyard Co., Ltd.	20,178	1,115,917
Hyundai Mobis Co., Ltd.	64,669	12,678,505
Hyundai Motor Co.	132,461	14,898,476
Hyundai Steel Co.	92,207	4,086,884
Industrial Bank of Korea	260,317	3,228,792
Kakao Corp.	53,253	4,900,583
Kangwon Land, Inc. *	102,800	2,824,326
KB Financial Group, Inc. ADR	406,849	16,001,371
KCC Corp.	6,092	1,730,589
Kia Motors Corp.	271,259	8,815,254
Korea Aerospace Industries Ltd. *	67,992	2,224,687
Korea Electric Power Corp. ADR	541,700	8,293,427
Korea Gas Corp.	43,203	1,924,487
Korea Investment Holdings Co., Ltd. *	41,200	2,362,763
Korea Zinc Co., Ltd. *	10,119	4,107,161
Korean Air Lines Co., Ltd. *	49,076	1,605,759
KT&G Corp.	109,978	10,316,243
Kumho Petrochemical Co., Ltd.	18,076	1,538,075
LG Chem Ltd.	45,273	15,718,953
LG Corp.	90,430	6,030,275
LG Display Co., Ltd. ADR	541,517	5,117,336
LG Electronics, Inc.	113,018	7,084,350
LG Household & Health Care Ltd.	8,996	9,966,227

9
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
LG Uplus Corp.	188,848	2,518,645
Lotte Chemical Corp.	15,131	4,291,624
Lotte Corp.	76,654	3,619,034
Lotte Shopping Co., Ltd.	11,749	1,995,251
Mando Corp.	39,605	1,155,014
Mirae Asset Daewoo Co., Ltd.	466,537	3,135,965
NAVER Corp.	132,600	15,680,448
NCSoft Corp.	17,239	7,066,043
Netmarble Corp. *	18,327	1,922,811
NH Investment & Securities Co., Ltd. *	132,293	1,535,008
OCI Co., Ltd. *	19,652	1,887,095
Orion Corp.	21,963	2,177,358
Ottogi Corp.	1,441	978,860
POSCO ADR	285,793	16,661,732
S-1 Corp.	20,961	1,900,971
S-Oil Corp.	50,052	4,450,253
Samsung Biologics Co., Ltd. *	15,519	5,188,178
Samsung C&T Corp.	82,652	8,487,869
Samsung Card Co., Ltd.	32,702	990,045
Samsung Electro-Mechanics Co., Ltd.	64,710	6,156,282
Samsung Electronics Co., Ltd. GDR	193,400	192,916,500
Samsung Engineering Co., Ltd. *	162,172	2,263,804
Samsung Fire & Marine Insurance Co., Ltd.	34,451	9,235,331
Samsung Heavy Industries Co., Ltd. *	426,816	3,476,158
Samsung Life Insurance Co., Ltd.	64,839	5,113,559
Samsung SDI Co., Ltd.	52,124	11,006,891
Samsung SDS Co., Ltd.	30,877	6,328,042
Samsung Securities Co., Ltd.	67,984	2,094,466
Shinhan Financial Group Co., Ltd. ADR	471,697	18,391,466
Shinsegae, Inc.	7,576	1,923,133
SillaJen, Inc. *	54,282	3,585,981
SK Holdings Co., Ltd.	32,661	7,913,330
SK Hynix, Inc.	511,618	31,842,500
SK Innovation Co., Ltd.	58,130	9,716,760
SK Telecom Co., Ltd. ADR	211,853	5,423,437
Woori Financial Group, Inc. *	507,459	6,677,686
Yuhan Corp.	9,235	2,138,986
		671,570,513

Singapore 1.1%
Ascendas Real Estate Investment Trust	2,644,109	5,479,208
CapitaLand Commercial Trust	2,691,914	3,864,945
CapitaLand Ltd.	2,581,931	6,535,083
CapitaLand Mall Trust	2,410,232	4,281,051
City Developments Ltd.	521,379	3,441,904
ComfortDelGro Corp., Ltd.	2,067,393	3,656,801
DBS Group Holdings Ltd.	1,858,290	34,162,170
Genting Singapore Ltd.	6,259,411	4,725,133
Golden Agri-Resources Ltd.	6,310,877	1,284,407
Hutchison Port Holdings Trust	5,755,094	1,323,672
Jardine Cycle & Carriage Ltd.	99,070	2,444,489
Keppel Corp., Ltd.	1,462,882	6,669,148
Oversea-Chinese Banking Corp., Ltd.	3,417,722	27,975,137
SATS Ltd.	699,623	2,656,206
Sembcorp Industries Ltd.	1,175,755	2,279,809
Sembcorp Marine Ltd.	881,022	1,114,970
Singapore Airlines Ltd.	547,734	4,057,739
Singapore Exchange Ltd.	855,031	4,961,103
Singapore Post Ltd.	2,014,259	1,505,626
Singapore Press Holdings Ltd.	1,751,801	3,189,336
Singapore Technologies Engineering Ltd.	1,536,877	4,253,937
Singapore Telecommunications Ltd.	7,689,647	17,186,748
Suntec Real Estate Investment Trust	2,107,271	3,009,942
United Overseas Bank Ltd.	1,313,774	24,326,987
UOL Group Ltd.	495,763	2,432,585
Security	Number of Shares	Value ($)
Venture Corp., Ltd.	267,494	3,523,826
Wilmar International Ltd.	2,086,350	4,941,030
		185,282,992

Spain 2.6%
Acciona S.A. (a)	23,085	2,245,953
Acerinox S.A.	202,761	2,149,069
ACS, Actividades de Construccion y Servicios S.A.	249,916	11,092,908
Aena SME S.A.	65,588	11,718,091
Amadeus IT Group S.A.	420,519	31,699,554
Banco Bilbao Vizcaya Argentaria S.A.	6,803,780	42,409,640
Banco de Sabadell S.A.	5,865,440	6,688,998
Banco Santander S.A.	16,461,618	80,527,891
Bankia S.A.	1,468,978	4,491,270
Bankinter S.A.	689,742	5,672,228
CaixaBank S.A.	3,657,973	13,062,493
Cellnex Telecom S.A. *	165,460	4,282,546
Corporacion Financiera Alba S.A.	24,022	1,199,467
Enagas S.A.	229,938	6,558,855
Endesa S.A.	324,123	8,175,101
Ferrovial S.A.	498,914	11,509,983
Fomento de Construcciones y Contratas S.A. *	75,420	1,116,450
Grifols S.A.	356,741	9,286,216
Grupo Catalana Occidente S.A.	47,541	1,694,424
Iberdrola S.A.	6,263,843	52,439,181
Industria de Diseno Textil S.A.	1,100,667	33,263,382
Inmobiliaria Colonial Socimi S.A.	316,515	3,267,169
Mapfre S.A.	984,672	2,785,176
Mediaset Espana Comunicacion S.A.	146,259	1,098,865
Merlin Properties Socimi S.A.	327,993	4,261,473
Naturgy Energy Group S.A.	311,275	8,460,698
Red Electrica Corp. S.A.	433,709	9,383,429
Repsol S.A.	1,276,405	21,983,327
Siemens Gamesa Renewable Energy S.A. *	234,536	3,593,377
Telefonica S.A.	4,632,252	40,030,062
Zardoya Otis S.A.	161,810	1,354,261
		437,501,537

Sweden 2.2%
Alfa Laval AB	327,750	7,172,316
Assa Abloy AB, B Shares	943,548	19,528,838
Atlas Copco AB, A Shares	648,975	17,594,115
Atlas Copco AB, B Shares	382,540	9,606,289
Boliden AB	277,144	7,588,606
Electrolux AB, Series B	255,304	6,684,973
Elekta AB, B Shares	339,874	3,915,803
Epiroc AB, A Shares *	620,625	6,234,690
Epiroc AB, B Shares *	423,266	3,979,224
Essity AB, B Shares	590,738	16,492,052
Fastighets AB Balder, B Shares *	99,998	2,944,463
Hennes & Mauritz AB, B Shares	895,668	13,563,053
Hexagon AB, B Shares	255,736	13,459,060
Husqvarna AB, B Shares	443,430	3,636,523
ICA Gruppen AB (a)	76,366	2,936,931
Industrivarden AB, A Shares	229,099	4,867,054
Industrivarden AB, C Shares	148,909	3,102,977
Investment AB Latour, B Shares (a)	122,949	1,618,328
Investor AB, A Shares	130,575	5,762,971
Investor AB, B Shares	482,596	21,566,170
Kinnevik AB, B Shares	240,044	6,085,161
L E Lundbergfortagen AB, B Shares	77,724	2,398,062
Lundin Petroleum AB	185,256	6,061,004
Nibe Industrier AB, B Shares	305,293	3,821,661

10
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Saab AB, Class B	87,188	2,991,370
Sandvik AB	1,101,064	18,101,169
Securitas AB, B Shares	310,008	4,864,708
Skandinaviska Enskilda Banken AB, A Shares	1,491,053	15,187,234
Skanska AB, B Shares	361,406	6,522,825
SKF AB, B Shares	385,898	6,498,732
Svenska Cellulosa AB SCA, B Shares	603,499	5,567,722
Svenska Handelsbanken AB, A Shares	1,509,686	17,230,050
Swedbank AB, A Shares	1,047,738	19,261,934
Swedish Match AB	171,839	8,060,742
Swedish Orphan Biovitrum AB *	159,492	3,467,781
Tele2 AB, B Shares	606,040	7,986,910
Telefonaktiebolaget LM Ericsson, B Shares	3,082,720	28,233,303
Telia Co. AB	2,732,653	11,868,229
Trelleborg AB, B Shares	297,163	4,885,273
Volvo AB, B Shares	1,530,194	22,545,027
		373,893,333

Switzerland 7.4%
ABB Ltd.	1,822,561	36,160,327
Adecco Group AG	160,290	8,344,348
ams AG *(a)	79,866	2,485,290
Baloise Holding AG	53,087	8,686,189
Banque Cantonale Vaudoise	3,030	2,463,662
Barry Callebaut AG	2,398	4,137,886
Chocoladefabriken Lindt & Sprungli AG	96	7,111,825
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	1,064	6,931,700
Cie Financiere Richemont S.A.	522,393	40,084,040
Clariant AG *	243,501	5,243,020
Credit Suisse Group AG *	2,601,880	32,242,731
DKSH Holding AG	25,699	1,510,416
Dufry AG *	33,809	3,434,522
EMS-Chemie Holding AG	7,432	4,300,891
Flughafen Zuerich AG	19,759	3,526,551
Geberit AG	36,376	14,547,479
Georg Fischer AG	4,062	3,608,583
Givaudan S.A.	9,097	22,801,856
Helvetia Holding AG	6,821	4,101,364
Julius Baer Group Ltd. *	224,451	9,821,139
Kuehne & Nagel International AG	51,147	6,687,309
LafargeHolcim Ltd. *	486,114	24,105,633
Logitech International S.A.	150,797	5,680,999
Lonza Group AG *	75,121	20,925,595
Nestle S.A.	3,089,135	280,198,995
Novartis AG	2,237,267	204,457,727
OC Oerlikon Corp. AG *	255,226	3,417,702
Pargesa Holding S.A.	42,278	3,480,020
Partners Group Holding AG	17,060	12,364,304
PSP Swiss Property AG	39,731	4,052,067
Roche Holding AG	713,320	198,558,157
Roche Holding AG, Bearer Shares	28,308	7,837,128
Schindler Holding AG	17,066	3,792,825
Schindler Holding AG, Participation Certificate	42,212	9,559,353
SGS S.A.	5,009	12,796,532
Sika AG	139,757	18,939,164
Sonova Holding AG	52,200	9,780,295
Straumann Holding AG	10,135	7,925,281
Sulzer AG	15,221	1,508,043
Swiss Life Holding AG *	34,099	14,889,646
Swiss Prime Site AG *	76,583	6,476,729
Swiss Re AG	308,858	30,637,771
Swisscom AG	25,995	12,058,110
Temenos AG *	61,486	8,930,962
Security	Number of Shares	Value ($)
The Swatch Group AG	57,920	3,319,847
The Swatch Group AG, Bearer Shares	28,235	8,375,269
UBS Group AG *	3,584,941	45,702,420
Vifor Pharma AG	46,286	5,805,497
Zurich Insurance Group AG	153,043	50,696,838
		1,244,504,037

United Kingdom 15.2%
3i Group plc	983,336	12,370,454
Admiral Group plc	211,433	6,136,375
Anglo American plc	1,008,205	26,867,211
Antofagasta plc	366,399	4,565,471
Ashmore Group plc	374,076	2,099,697
Ashtead Group plc	489,797	13,049,127
Associated British Foods plc	359,361	10,721,230
AstraZeneca plc	1,295,425	105,777,744
Auto Trader Group plc	989,654	6,261,825
AVEVA Group plc	82,702	3,311,059
Aviva plc	4,038,595	22,733,189
B&M European Value Retail S.A.	821,599	3,863,080
Babcock International Group plc	365,131	2,627,425
BAE Systems plc	3,243,132	20,101,799
Barclays plc	17,762,629	38,784,570
Barratt Developments plc	1,074,674	8,562,251
Bellway plc	122,450	4,926,841
Berkeley Group Holdings plc	135,793	7,134,423
BHP Group plc	2,121,903	49,278,123
BP plc	19,951,005	141,812,861
British American Tobacco plc	2,332,795	85,592,154
BT Group plc	8,543,856	24,398,906
Bunzl plc	342,853	10,821,565
Burberry Group plc	411,936	10,352,877
Capita plc *	1,737,470	2,865,652
Capital & Counties Properties plc	705,453	2,399,293
Carnival plc	167,204	9,376,304
Centrica plc	5,808,891	9,619,378
Cineworld Group plc	1,053,264	3,908,641
Cobham plc *	2,476,171	3,874,868
Coca-Cola HBC AG *	207,296	6,992,373
Compass Group plc	1,620,526	35,888,444
ConvaTec Group plc	1,528,561	2,696,959
CRH plc	835,268	26,463,787
Croda International plc	126,262	8,079,648
CYBG plc	1,204,250	3,145,883
DCC plc	102,251	8,874,267
Derwent London plc	119,468	5,189,818
Diageo plc	2,464,016	95,486,712
Direct Line Insurance Group plc	1,452,532	6,891,491
Dixons Carphone plc	1,062,200	1,875,535
DS Smith plc	1,227,653	5,478,385
easyJet plc	229,081	3,740,201
Evraz plc	490,366	3,682,524
Experian plc	940,566	24,564,310
Ferguson plc	240,675	16,713,564
Fresnillo plc	209,873	2,400,708
G4S plc	1,605,733	4,483,015
GlaxoSmithKline plc	4,981,174	99,209,654
Glencore plc *	11,686,161	47,245,278
GVC Holdings plc	598,732	5,228,193
Halma plc	395,468	8,174,228
Hammerson plc	763,062	3,874,060
Hargreaves Lansdown plc	268,062	6,211,090
Hikma Pharmaceuticals plc	150,276	3,335,034
Hiscox Ltd.	269,322	5,728,022
Howden Joinery Group plc	630,418	4,131,384
HSBC Holdings plc	20,546,223	167,496,606
IMI plc	324,849	4,087,493

11
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Imperial Brands plc	993,762	33,183,868
Inchcape plc	455,728	3,424,826
Informa plc	1,265,518	11,870,391
Inmarsat plc	447,394	2,379,125
InterContinental Hotels Group plc	177,748	10,661,480
International Consolidated Airlines Group S.A.	978,702	7,797,613
Intertek Group plc	165,585	11,201,643
Intu Properties plc	898,023	1,374,824
Investec plc	667,779	4,377,114
ITV plc	3,831,183	6,680,669
J Sainsbury plc	1,712,152	5,215,095
JD Sports Fashion plc	304,281	1,884,801
John Wood Group plc	652,185	4,514,322
Johnson Matthey plc	196,498	8,083,928
Just Eat plc *	655,151	6,504,253
KAZ Minerals plc	222,877	1,966,048
Kingfisher plc	2,251,060	7,248,802
Land Securities Group plc	714,574	8,550,294
Legal & General Group plc	6,100,103	22,767,179
Lloyds Banking Group plc	72,663,219	61,411,009
London Stock Exchange Group plc	319,624	19,160,698
Marks & Spencer Group plc	1,643,142	5,966,534
Mediclinic International plc	401,609	1,698,159
Meggitt plc	824,725	5,914,846
Melrose Industries plc	4,947,433	11,443,632
Merlin Entertainments plc	767,092	3,689,438
Micro Focus International plc	417,813	10,400,547
Mondi plc	382,514	8,794,297
National Grid plc	3,511,899	39,606,918
Next plc	148,797	10,069,912
NMC Health plc	85,887	3,089,004
Ocado Group plc *	444,622	6,117,949
Paddy Power Betfair plc	82,571	6,622,611
Pearson plc	787,718	8,863,914
Pennon Group plc	440,074	4,553,965
Persimmon plc	325,579	10,536,173
Phoenix Group Holdings plc	552,734	5,138,990
Polymetal International plc	285,238	3,287,838
Prudential plc	2,690,514	56,900,590
Quilter plc	1,821,016	3,148,290
Reckitt Benckiser Group plc	638,664	48,989,926
RELX plc	1,948,541	44,811,444
Renishaw plc	35,102	1,979,621
Rentokil Initial plc	1,832,058	8,553,241
Rightmove plc	938,067	6,015,274
Rio Tinto plc	1,155,788	66,657,934
Rolls-Royce Holdings plc *	1,736,714	22,060,536
Royal Bank of Scotland Group plc	4,558,163	16,108,897
Royal Dutch Shell plc, A Shares	4,696,203	146,759,662
Royal Dutch Shell plc, B Shares	3,811,271	119,865,318
Royal Mail plc	936,678	3,523,336
RPC Group plc	481,467	5,071,963
RSA Insurance Group plc	1,071,160	7,280,474
Schroders plc	113,299	4,121,619
Segro plc	1,015,213	8,925,715
Severn Trent plc	238,421	6,402,730
Smith & Nephew plc	894,836	17,097,534
Smiths Group plc	395,148	7,518,515
Smurfit Kappa Group plc	240,027	6,838,549
Spirax-Sarco Engineering plc	77,089	6,834,031
SSE plc	1,039,651	16,435,055
St. James's Place plc	534,419	6,912,119
Standard Chartered plc	2,743,976	21,956,976
Standard Life Aberdeen plc	2,617,955	8,592,187
Tate & Lyle plc	488,690	4,517,547
Taylor Wimpey plc	3,327,619	8,028,886
Tesco plc	9,855,283	29,625,244
Security	Number of Shares	Value ($)
The British Land Co. plc	968,620	7,784,282
The Sage Group plc	1,123,678	9,879,335
The Weir Group plc	262,710	5,730,663
Travis Perkins plc	268,400	5,126,505
TUI AG	435,117	4,631,152
Unilever plc	1,116,655	59,529,347
United Utilities Group plc	700,901	7,832,921
Vodafone Group plc	27,327,999	48,809,410
Whitbread plc	188,255	12,151,817
William Hill plc	1,220,338	3,044,259
Wm Morrison Supermarkets plc	2,232,263	6,831,977
WPP plc	1,253,840	13,772,200
		2,554,272,849
Total Common Stock
(Cost $15,789,573,120)		16,637,943,043

Preferred Stock 0.7% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	50,236	3,712,524
Fuchs Petrolub SE	71,012	3,177,853
Henkel AG & Co. KGaA	187,380	18,742,395
Porsche Automobil Holding SE	159,378	10,638,581
Sartorius AG	35,819	5,685,724
Volkswagen AG	191,001	32,819,686
		74,776,763

Republic of Korea 0.2%
Amorepacific Corp.	8,000	793,100
CJ Corp. *(b)	2,266	67,159
Hyundai Motor Co., Ltd.	28,628	1,875,952
Hyundai Motor Co., Ltd. 2nd	40,291	2,880,232
LG Chem Ltd.	5,801	1,134,720
LG Household & Health Care Ltd.	1,505	1,002,263
Samsung Electronics Co., Ltd.	796,299	25,488,365
		33,241,791

Spain 0.0%
Grifols S.A., B Shares	244,082	4,674,889
Total Preferred Stock
(Cost $109,416,013)		112,693,443

Other Investment Companies 0.6% of net assets

United States 0.6%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (c)	36,102,300	36,102,300
Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 2.34% (c)	68,060,156	68,060,156
Total Other Investment Companies
(Cost $104,162,456)		104,162,456

12
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/15/19	838	78,311,100	1,888,353
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $64,725,815.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
13
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets

Australia 6.4%
A2B Australia Ltd.	125,929	191,727
Abacus Property Group	389,238	999,694
Accent Group Ltd.	377,236	410,628
Afterpay Touch Group Ltd. *	206,734	2,712,172
Altium Ltd.	126,154	2,961,825
Appen Ltd.	109,730	1,827,558
ARB Corp., Ltd.	77,037	927,351
Ardent Leisure Group Ltd.	576,625	666,640
Arena REIT	328,670	610,302
Asaleo Care Ltd. *	378,268	257,008
Ausdrill Ltd.	903,958	1,119,031
Australian Agricultural Co., Ltd. *	522,051	362,128
Australian Pharmaceutical Industries Ltd.	445,071	444,887
Automotive Holdings Group Ltd. (a)	315,611	516,445
Aventus Retail Property Fund Ltd.	437,252	696,826
Aveo Group	453,303	683,705
Bapcor Ltd.	305,817	1,314,144
Beach Energy Ltd.	1,985,590	2,938,308
Bega Cheese Ltd.	203,418	688,876
Bellamy's Australia Ltd. *	81,989	475,398
Bingo Industries Ltd. (a)	446,540	530,544
Blackmores Ltd. (a)	15,081	1,000,515
Breville Group Ltd.	155,743	1,745,153
Brickworks Ltd.	65,487	856,338
BWP Trust	579,903	1,526,517
BWX Ltd. (a)	113,156	190,797
Cardno Ltd. *	275,069	219,182
carsales.com Ltd.	240,841	2,174,385
Cedar Woods Properties Ltd.	28,057	106,992
Centuria Industrial REIT	255,600	536,448
Charter Hall Education Trust	275,630	654,964
Charter Hall Group	533,114	3,337,699
Charter Hall Long Wale REIT	247,542	783,706
Charter Hall Retail REIT	399,425	1,292,978
Cleanaway Waste Management Ltd.	1,527,716	2,358,559
Collins Foods Ltd.	105,392	483,628
Corporate Travel Management Ltd.	95,580	1,823,091
Costa Group Holdings Ltd.	346,606	1,316,806
Credit Corp. Group Ltd.	48,076	741,536
Cromwell Property Group	2,030,818	1,596,532
Dacian Gold Ltd. *	218,900	439,177
Eclipx Group Ltd.	337,324	473,979
Elders Ltd.	131,034	577,990
Emeco Holdings Ltd. *	355,766	541,655
ERM Power Ltd.	163,521	203,590
Estia Health Ltd.	282,491	476,318
FlexiGroup Ltd.	358,931	391,980
G.U.D. Holdings Ltd.	107,576	968,167
G8 Education Ltd.	524,663	1,168,340
Galaxy Resources Ltd. *(a)	473,502	737,752
GDI Property Group	390,382	390,221
Genworth Mortgage Insurance Australia Ltd.	282,871	531,296
Gold Road Resources Ltd. *	1,024,164	673,993
GrainCorp Ltd., Class A	256,134	1,776,709
Growthpoint Properties Australia Ltd.	294,890	849,688
Security	Number of Shares	Value ($)
GWA Group Ltd.	316,564	698,180
Healius Ltd.	662,835	1,310,976
Hotel Property Investments	123,875	280,256
HT&E Ltd. (a)	298,906	393,415
IDP Education Ltd.	145,049	1,537,607
Independence Group NL	559,675	1,943,122
Infigen Energy *	756,996	266,590
Ingenia Communities Group	248,113	533,090
Inghams Group Ltd. (a)	225,318	647,622
InvoCare Ltd. (a)	134,741	1,434,088
IPH Ltd.	141,229	608,893
IRESS Ltd.	193,475	1,651,774
Japara Healthcare Ltd.	287,480	282,248
JB Hi-Fi Ltd. (a)	130,527	2,015,137
Kidman Resources Ltd. *(a)	434,869	430,049
Link Administration Holdings Ltd.	586,287	3,170,066
Liquefied Natural Gas Ltd. *	590,496	197,451
Lovisa Holdings Ltd.	53,824	383,697
Lynas Corp., Ltd. *	741,115	927,989
MACA Ltd.	231,078	157,824
Mayne Pharma Group Ltd. *	1,672,046	832,704
McMillan Shakespeare Ltd.	63,636	548,719
Mesoblast Ltd. *(a)	436,251	383,308
Mineral Resources Ltd.	157,141	1,682,560
Monadelphous Group Ltd.	104,964	1,329,991
Mount Gibson Iron Ltd.	797,331	431,119
Myer Holdings Ltd. *(a)	902,341	247,159
MYOB Group Ltd.	486,811	1,181,025
Nanosonics Ltd. *	287,492	848,825
Navigator Global Investments Ltd.	117,138	261,681
Navitas Ltd.	322,970	1,295,942
Netwealth Group Ltd. (a)	91,648	521,624
New Century Resources Ltd. *(a)	518,094	318,837
New South Resources Ltd. *	676,375	846,924
NEXTDC Ltd. *	372,350	1,653,029
nib Holdings Ltd.	535,297	2,197,430
Nine Entertainment Co. Holdings Ltd.	1,686,007	2,045,164
Northern Star Resources Ltd.	696,721	4,585,060
NRW Holdings Ltd.	399,745	676,869
OFX Group Ltd.	226,652	291,865
oOh!media Ltd.	235,479	594,737
Orocobre Ltd. *(a)	262,409	716,893
Pact Group Holdings Ltd.	232,669	481,699
Pendal Group Ltd.	292,751	1,787,023
Perseus Mining Ltd. *	1,122,094	355,250
Pilbara Minerals Ltd. *(a)	1,776,360	941,525
Premier Investments Ltd.	96,077	1,123,740
Qube Holdings Ltd.	1,442,910	2,853,832
Quintis Ltd. *(a)(b)	227,692	—
RCR Tomlinson Ltd. (b)	277,796	79,095
Regis Healthcare Ltd.	131,484	300,277
Regis Resources Ltd.	542,659	2,061,639
Reliance Worldwide Corp., Ltd. (a)	808,366	2,593,755
Resolute Mining Ltd.	681,105	533,029
Rural Funds Group	360,399	574,349
Sandfire Resources NL	175,798	915,523
Saracen Mineral Holdings Ltd. *	863,442	1,591,026
SeaLink Travel Group Ltd.	81,718	236,623
Select Harvests Ltd.	111,961	473,149
Senex Energy Ltd. *	1,321,947	366,795

14
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Seven West Media Ltd. *	1,019,692	395,376
SG Fleet Group Ltd.	127,295	233,655
Sigma Healthcare Ltd.	1,186,753	519,254
SmartGroup Corp., Ltd.	100,656	607,267
Southern Cross Media Group Ltd.	968,161	840,334
SpeedCast International Ltd.	255,544	705,410
St. Barbara Ltd.	599,286	1,905,838
Starpharma Holdings Ltd. *	408,081	313,556
Steadfast Group Ltd.	917,104	2,035,718
Super Retail Group Ltd.	171,218	902,635
Superloop Ltd. *(a)	212,412	225,925
Syrah Resources Ltd. *	317,292	309,260
Tassal Group Ltd.	232,623	812,603
Technology One Ltd.	181,992	955,549
Village Roadshow Ltd. *	143,711	327,178
Virgin Australia International Holdings Ltd. *(b)	424,000	—
Virtus Health Ltd.	48,196	141,957
Viva Energy Group Ltd. *	1,160,292	1,989,431
Viva Energy REIT	472,845	814,102
Washington H Soul Pattinson & Co., Ltd.	102,282	2,141,578
Webjet Ltd.	147,936	1,647,148
Western Areas Ltd.	285,783	467,637
Westgold Resources Ltd. *	344,628	296,675
WiseTech Global Ltd.	90,364	1,238,215
		133,738,047

Austria 0.9%
Agrana Beteiligungs AG	16,804	332,944
BAWAG Group AG	38,477	1,695,593
CA Immobilien Anlagen AG	79,901	2,700,385
DO & Co. AG	7,894	668,774
EVN AG	37,421	563,322
Flughafen Wien AG	7,551	301,371
IMMOFINANZ AG	110,314	2,740,911
Kapsch TrafficCom AG	5,131	198,359
Lenzing AG	15,683	1,569,739
Oesterreichische Post AG	37,339	1,481,325
Palfinger AG	12,412	353,339
Porr AG (a)	10,447	226,738
S IMMO AG	56,427	1,069,178
Schoeller-Bleckmann Oilfield Equipment AG	12,145	942,482
Strabag SE	17,875	609,611
UNIQA Insurance Group AG	126,345	1,246,626
Wienerberger AG	132,810	3,009,493
Zumtobel Group AG *	36,268	324,605
		20,034,795

Belgium 1.5%
Aedifica S.A.	21,448	1,970,924
AGFA-Gevaert N.V. *	196,910	764,595
Barco N.V.	11,523	1,760,871
Befimmo S.A.	23,353	1,272,431
Bekaert S.A.	42,762	1,137,471
Cie d'Entreprises CFE	8,572	856,035
Cofinimmo S.A.	25,161	3,271,926
D'Ieteren S.A. N.V.	27,448	1,043,294
Econocom Group S.A. N.V. (a)	152,964	631,926
Elia System Operator S.A. N.V.	33,996	2,423,325
Euronav N.V.	183,495	1,456,353
EVS Broadcast Equipment S.A.	15,436	344,157
Fagron	38,362	711,593
Gimv N.V.	21,034	1,204,757
Ion Beam Applications *(a)	26,078	345,650
KBC Ancora	38,005	1,840,109
Security	Number of Shares	Value ($)
Kinepolis Group N.V.	15,110	851,685
Melexis N.V. (a)	21,029	1,386,458
Mithra Pharmaceuticals S.A. *(a)	16,069	462,934
Ontex Group N.V.	91,357	1,923,483
Orange Belgium S.A.	32,670	662,928
Tessenderlo Group S.A. *	30,321	1,040,975
Van de Velde N.V.	8,231	259,622
Warehouses De Pauw SCA	19,336	2,853,522
Wereldhave Belgium N.V.	1,001	93,695
		30,570,719

Canada 17.5%
Advantage Oil & Gas Ltd. *	228,556	388,736
Aecon Group, Inc.	67,292	938,103
Air Canada *	153,236	3,852,425
Alacer Gold Corp. *	331,515	828,158
Alamos Gold, Inc., Class A	437,167	2,111,148
Algonquin Power & Utilities Corp.	528,410	5,857,848
Allied Properties Real Estate Investment Trust	113,407	4,134,146
AltaGas Ltd.	313,875	4,213,599
Aphria, Inc. *(a)	229,296	2,374,789
ARC Resources Ltd.	403,850	3,048,040
Artis Real Estate Investment Trust	160,781	1,300,165
Atco Ltd., Class I	84,233	2,832,710
ATS Automation Tooling Systems, Inc. *	89,026	1,252,583
Aurora Cannabis, Inc. *(a)	853,863	6,431,527
B2Gold Corp. *	1,136,683	3,573,172
Baytex Energy Corp. *	612,191	1,097,017
Birchcliff Energy Ltd.	341,061	934,875
Boardwalk Real Estate Investment Trust (a)	46,654	1,458,425
Bombardier, Inc., B Shares *	2,398,943	5,100,258
Boyd Group Income Fund	22,850	2,114,276
BRP, Inc.	55,620	1,663,954
CAE, Inc.	307,798	6,485,493
Cameco Corp.	457,322	5,302,435
Canada Goose Holdings, Inc. *	63,248	3,599,901
Canadian Apartment Properties REIT	162,264	6,191,166
Canadian Western Bank	100,739	2,344,457
Canfor Corp. *	75,336	808,847
Canopy Growth Corp. *	198,730	9,412,891
Capital Power Corp.	119,590	2,743,215
Cascades, Inc.	76,132	509,281
CCL Industries, Inc., Class B	164,572	6,717,837
Celestica, Inc. *	141,605	1,302,078
Centerra Gold, Inc. *	250,118	1,302,817
CES Energy Solutions Corp.	287,539	689,919
Chartwell Retirement Residences	231,273	2,634,089
China Gold International Resources Corp., Ltd. *	310,260	449,959
Choice Properties Real Estate Investment Trust	252,356	2,588,709
Cineplex, Inc.	73,809	1,438,631
Cogeco Communications, Inc.	12,754	796,907
Colliers International Group, Inc.	38,257	2,611,759
Cominar Real Estate Investment Trust	205,509	1,869,399
Corus Entertainment, Inc., B Shares	129,907	594,791
Cott Corp.	152,060	2,282,632
Crescent Point Energy Corp.	601,466	1,940,950
Detour Gold Corp. *	200,974	2,032,630
Dorel Industries, Inc., Class B	30,476	388,991
Dream Global Real Estate Investment Trust	206,875	2,128,441
Dream Office Real Estate Investment Trust	60,707	1,145,459
ECN Capital Corp.	278,652	859,018

15
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Eldorado Gold Corp. *	209,447	908,081
Element Fleet Management Corp.	471,610	2,696,449
Emera, Inc.	65,352	2,323,296
Empire Co., Ltd., A Shares	192,708	4,473,108
Endeavour Mining Corp. *	79,768	1,211,965
Enerflex Ltd.	101,465	1,540,850
Enerplus Corp.	281,082	2,475,741
Enghouse Systems Ltd.	47,808	1,383,419
Ensign Energy Services, Inc.	134,114	545,825
Finning International, Inc.	189,952	3,537,982
First Capital Realty, Inc.	178,264	2,899,328
First Majestic Silver Corp. *(a)	184,768	1,245,816
First National Financial Corp. (a)	18,409	409,555
First Quantum Minerals Ltd.	770,329	8,826,321
FirstService Corp.	35,537	3,082,841
Genworth MI Canada, Inc.	41,878	1,409,606
Gibson Energy, Inc.	160,062	2,587,487
Gildan Activewear, Inc.	232,382	8,303,642
Gran Tierra Energy, Inc. *	450,197	1,015,251
Granite Real Estate Investment Trust	52,766	2,470,026
Great Canadian Gaming Corp. *	65,005	2,708,788
H&R Real Estate Investment Trust	319,172	5,503,718
Home Capital Group, Inc. *	94,156	1,233,251
Hudbay Minerals, Inc.	264,718	1,778,857
Hudson's Bay Co. (a)	116,348	686,427
IA Financial Corp., Inc. *	123,743	4,743,951
IAMGOLD Corp. *	533,928	1,787,868
Innergex Renewable Energy, Inc.	145,250	1,622,344
Ivanhoe Mines Ltd., Class A *	701,248	1,831,658
Just Energy Group, Inc.	105,837	382,524
Kelt Exploration Ltd. *	176,048	701,786
Keyera Corp.	228,578	5,607,711
Kinaxis, Inc. *	28,146	1,768,048
Kinross Gold Corp. *	1,396,303	4,654,343
Kirkland Lake Gold Ltd.	210,992	7,709,138
Laurentian Bank of Canada	43,743	1,345,836
Linamar Corp.	52,854	2,076,837
Lundin Mining Corp.	711,247	3,607,540
Maple Leaf Foods, Inc.	89,427	1,884,282
Martinrea International, Inc.	99,224	924,433
Maxar Technologies, Inc. *(b)	61,057	409,457
MEG Energy Corp. *	283,685	1,163,173
Methanex Corp.	88,914	5,000,653
Morguard Real Estate Investment Trust	34,522	327,658
Mullen Group Ltd.	112,846	1,077,906
Nevsun Resources Ltd. *(a)	355,550	1,617,118
New Gold, Inc. *	785,444	691,811
NFI Group, Inc.	62,611	1,643,479
Norbord, Inc.	57,826	1,492,850
Northland Power, Inc.	129,102	2,445,782
Northview Apartment Real Estate Investment Trust	54,668	1,151,888
NOVAGOLD RESOURCES, Inc. *	262,689	1,041,182
NuVista Energy Ltd. *	204,098	649,332
Obsidian Energy Ltd. *(a)	633,667	218,921
OceanaGold Corp.	702,690	2,262,267
Onex Corp.	92,139	5,537,435
Open Text Corp.	289,207	10,953,413
Osisko Gold Royalties Ltd.	175,701	1,967,798
Pan American Silver Corp.	243,526	3,250,712
Paramount Resources Ltd., A Shares *(a)	85,589	583,591
Parex Resources, Inc. *	170,918	2,643,584
Parkland Fuel Corp.	147,897	4,134,827
Pason Systems, Inc.	88,054	1,354,574
Peyto Exploration & Development Corp.	182,033	1,049,074
PrairieSky Royalty Ltd.	264,489	3,849,851
Precision Drilling Corp. *	314,832	793,654
Premium Brands Holdings Corp.	32,485	1,824,537
Security	Number of Shares	Value ($)
Pretium Resources, Inc. *	192,735	1,560,027
Quebecor, Inc., Class B	132,077	3,206,152
Ritchie Bros. Auctioneers, Inc.	122,366	4,528,564
Russel Metals, Inc.	72,302	1,317,576
Secure Energy Services, Inc.	181,444	1,168,295
SEMAFO, Inc. *	368,778	1,036,051
Seven Generations Energy Ltd., A Shares *	318,640	2,327,499
ShawCor Ltd.	76,750	1,205,156
Sierra Wireless, Inc. *	41,153	518,709
SmartCentres Real Estate Investment Trust	132,462	3,395,533
SSR Mining, Inc. *	134,945	1,870,991
Stantec, Inc.	127,292	3,129,624
Stella-Jones, Inc.	65,688	2,056,927
Superior Plus Corp.	158,907	1,364,646
TFI International, Inc.	94,164	2,899,279
The Descartes Systems Group, Inc. *	90,586	3,126,146
The North West Co., Inc.	58,534	1,428,461
The Stars Group, Inc. *	164,620	2,742,417
TMX Group Ltd.	66,155	4,150,134
TORC Oil & Gas Ltd.	167,661	589,423
Torex Gold Resources, Inc. *	99,549	1,203,356
Toromont Industries Ltd.	88,436	4,599,746
TransAlta Corp.	335,183	2,038,585
TransAlta Renewables, Inc.	110,594	1,027,004
Transcontinental, Inc., Class A	81,499	1,172,670
Vermilion Energy, Inc.	156,809	4,007,738
West Fraser Timber Co., Ltd.	74,340	3,656,038
Westshore Terminals Investment Corp.	56,554	931,831
Whitecap Resources, Inc.	456,084	1,669,191
Winpak Ltd.	36,797	1,197,788
WSP Global, Inc.	117,120	6,197,489
Yamana Gold, Inc.	1,083,133	2,812,692
		365,856,850

Denmark 1.3%
ALK-Abello A/S *	7,416	1,163,507
Alm Brand A/S	78,170	671,668
Bang & Olufsen A/S *	39,364	564,720
Bavarian Nordic A/S *(a)	37,912	858,073
D/S Norden A/S *	31,094	444,417
Dfds A/S	32,513	1,487,630
FLSmidth & Co. A/S	55,529	2,667,846
Matas A/S	34,432	364,693
Netcompany Group A/S *	29,080	1,062,046
Nilfisk Holding A/S *	31,566	1,341,686
NKT A/S *(a)	31,566	584,850
Royal Unibrew A/S	56,262	4,164,503
Scandinavian Tobacco Group A/S, Class A	75,336	995,696
Schouw & Co. A/S	15,029	1,203,045
SimCorp A/S	44,790	4,036,521
Solar A/S, B Shares	7,260	348,468
Spar Nord Bank A/S	87,568	753,756
Sydbank A/S	70,671	1,684,723
Topdanmark A/S	46,488	2,294,495
		26,692,343

Finland 1.5%
Amer Sports Oyj	130,751	5,933,117
Cargotec Oyj, B Shares	53,443	1,913,299
Caverion Oyj *	113,280	663,664
Citycon Oyj	448,574	864,259
Cramo Oyj	44,828	878,496
DNA Oyj	71,554	1,445,430
F-Secure Oyj	129,523	348,071
Finnair Oyj	66,325	618,167

16
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kemira Oyj	94,703	1,268,179
Konecranes Oyj	81,450	2,861,250
Metsa Board Oyj	199,462	1,382,071
Oriola Oyj, B Shares	139,281	370,330
Outokumpu Oyj	349,212	1,392,961
Outotec Oyj *	169,646	636,901
Raisio Oyj, V Shares	134,471	398,883
Ramirent Oyj *	83,910	572,335
Sanoma Oyj	88,549	881,261
Tieto Oyj	83,393	2,468,951
Uponor Oyj	58,281	685,546
Valmet Oyj	150,276	3,747,514
YIT Oyj	192,492	1,178,150
		30,508,835

France 2.7%
Akka Technologies	10,276	648,251
Albioma S.A.	30,238	659,718
Altarea SCA	4,570	946,062
Alten S.A.	32,838	3,389,644
Altran Technologies S.A.	257,824	2,736,206
Beneteau S.A.	40,272	483,341
Bonduelle S.C.A.	16,989	551,343
Carmila S.A.	31,680	640,675
CGG S.A. *	802,420	1,483,875
Coface S.A.	109,933	990,180
DBV Technologies S.A. *(a)	26,788	418,813
Derichebourg S.A.	103,602	448,056
Elior Group S.A.	114,705	1,656,194
Eramet	10,280	617,483
Etablissements Maurel et Prom *	81,146	328,023
Euronext N.V.	83,758	5,116,884
Europcar Mobility Group	121,313	1,040,188
FFP	5,937	649,005
Fnac Darty S.A. *	19,508	1,644,930
Gaztransport Et Technigaz S.A.	25,101	2,260,878
Genfit *(a)	33,840	828,473
GL Events	12,384	260,881
Groupe Crit	2,902	175,469
Guerbet	6,761	402,645
Interparfums S.A.	11,331	581,263
IPSOS	40,939	1,081,520
Jacquet Metal Service S.A.	15,753	313,914
Korian S.A.	53,893	2,019,007
LISI	18,053	555,038
Maisons du Monde S.A.	50,011	1,309,794
Manitou BF S.A.	12,384	360,298
Mercialys S.A.	59,974	878,241
Mersen S.A.	15,844	513,283
Metropole Television S.A.	72,927	1,337,807
Neopost S.A.	40,701	1,069,671
Nexans S.A.	33,137	1,070,111
Nexity S.A.	51,088	2,497,989
Pharmagest Inter@ctive	3,102	194,627
Rallye S.A. (a)	25,970	350,725
Rothschild & Co.	31,200	1,053,389
SMCP S.A. *	25,302	481,957
SOITEC *	20,154	1,609,898
Sopra Steria Group	15,671	1,845,129
SPIE S.A.	134,948	2,146,705
Synergie S.A.	9,802	304,152
Tarkett S.A.	37,305	725,120
Technicolor S.A. *	384,251	422,451
Television Francaise 1 S.A.	116,777	1,103,684
Trigano S.A.	9,485	940,730
Vallourec S.A. *(a)	355,801	964,259
Vicat S.A.	18,461	887,530
Security	Number of Shares	Value ($)
Vilmorin & Cie S.A.	7,467	479,551
Virbac S.A. *	5,204	685,022
X-Fab Silicon Foundries SE *(a)	60,225	316,146
		56,476,228

Germany 4.6%
Aareal Bank AG	65,167	2,136,382
ADO Properties S.A.	33,134	1,903,464
AIXTRON SE *	124,319	1,112,395
alstria Office REIT-AG	180,454	2,734,980
Aurubis AG	40,118	2,209,657
BayWa AG	19,146	531,958
Bechtle AG	31,515	2,705,816
Befesa S.A.	22,247	1,013,307
Bertrandt AG	5,823	464,146
Bilfinger SE	32,298	1,251,915
CANCOM SE	37,309	1,528,566
comdirect bank AG	28,786	339,587
CompuGroup Medical SE	27,154	1,589,302
Corestate Capital Holding S.A.	13,141	451,903
CTS Eventim AG & Co., KGaA	61,564	2,769,067
Deutsche Beteiligungs AG	12,452	487,052
Deutsche Euroshop AG	59,300	1,761,051
Deutsche Pfandbriefbank AG	133,343	1,645,921
Deutz AG	133,379	966,708
Dialog Semiconductor plc *	88,286	2,695,245
DIC Asset AG	56,778	633,601
Diebold Nixdorf AG	8,168	546,893
DMG Mori AG	21,933	1,070,184
Duerr AG	54,613	2,235,031
ElringKlinger AG	36,844	268,507
Evotec AG *	147,504	3,470,113
Freenet AG	147,536	3,110,507
Gerresheimer AG	35,208	2,706,167
Grand City Properties S.A.	127,782	3,011,962
Hamburger Hafen und Logistik AG	26,382	576,791
Heidelberger Druckmaschinen AG *	300,944	539,044
Hornbach Baumarkt AG	4,579	95,210
Hornbach Holding AG & Co. KGaA	9,689	508,615
Hypoport AG *	4,174	796,592
Indus Holding AG	21,009	1,001,176
Isra Vision AG	17,061	719,784
Jenoptik AG	58,981	2,150,518
Kloeckner & Co. SE	88,428	655,512
Koenig & Bauer AG	15,606	722,551
Krones AG	16,777	1,403,187
KWS Saat SE	2,339	739,099
Leoni AG	36,532	997,544
MorphoSys AG *	36,096	3,711,559
Nemetschek SE	20,377	2,979,304
Nordex SE *	70,691	905,579
Norma Group SE	36,868	1,979,013
PATRIZIA Immobilien AG	51,097	1,108,409
Pfeiffer Vacuum Technology AG	7,610	1,162,045
Rhoen-Klinikum AG	23,582	641,783
RIB Software SE	47,530	693,308
S&T AG	53,484	1,289,910
Salzgitter AG	41,010	1,254,311
SGL Carbon SE *	57,983	470,100
Siltronic AG	22,961	2,246,962
Sixt SE	13,952	1,285,270
SMA Solar Technology AG	10,466	275,536
Software AG	55,584	2,034,887
Stabilus S.A.	27,525	1,592,211
Stroeer SE & CO. KGaA	28,503	1,692,600
TAG Immobilien AG	147,890	3,452,250
Takkt AG	40,658	680,570

17
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tele Columbus AG *	111,475	243,464
TLG Immobilien AG	97,718	2,837,424
Varta AG *	18,744	745,326
Vossloh AG	9,382	441,220
VTG AG	10,117	610,572
Wacker Neuson SE	29,476	675,314
Washtec AG	11,216	687,116
Wuestenrot & Wuerttembergische AG	23,876	456,752
XING SE	3,287	1,126,616
zooplus AG *	6,909	912,605
		96,449,026

Hong Kong 2.1%
Agritrade Resources Ltd.	2,615,480	493,122
Anton Oilfield Services Group *	2,148,026	284,586
Beijing Enterprises Medical & Health Group Ltd. *	5,349,219	162,866
C.P. Pokphand Co., Ltd.	5,998,908	489,095
Canvest Environmental Protection Group Co., Ltd.	819,924	430,340
China Animal Healthcare Ltd. *(b)	192,752	—
China Financial International Investments Ltd. *(a)	5,120,130	102,405
China Goldjoy Group Ltd.	16,045,580	786,969
China Harmony New Energy Auto Holding Ltd. (a)	819,497	327,807
China LNG Group Ltd. *(a)	1,640,000	256,975
Chinese Estates Holdings Ltd.	508,878	582,794
Chow Sang Sang Holdings International Ltd.	264,430	411,645
CITIC Telecom International Holdings Ltd.	1,666,427	619,884
COFCO Meat Holdings Ltd. *	1,735,168	473,039
Crystal International Group Ltd.	545,194	293,787
Digital Domain Holdings Ltd. *	16,270,000	385,516
Dynam Japan Holdings Co., Ltd.	331,902	444,802
Emperor Capital Group Ltd.	4,473,758	233,667
Esprit Holdings Ltd. *	1,990,910	466,671
Far East Consortium International Ltd.	1,283,631	619,756
Fortune Real Estate Investment Trust	1,514,743	1,867,909
G-Resources Group Ltd. *	18,986,682	191,081
GCL New Energy Holdings Ltd. *	6,725,841	317,022
Gemdale Properties & Investment Corp., Ltd.	6,171,892	707,623
Giordano International Ltd.	1,348,906	668,456
Global Brands Group Holding Ltd. *	6,798,784	320,460
Goodbaby International Holdings Ltd.	1,014,710	365,822
HC Group, Inc. *	733,969	447,873
HKBN Ltd.	822,363	1,280,195
HKR International Ltd.	896,581	453,442
IGG, Inc.	1,037,198	1,474,576
IMAX China Holding, Inc.	141,492	369,511
Inspur International Ltd.	564,740	327,342
Ju Teng International Holdings Ltd.	799,260	216,875
K Wah International Holdings Ltd.	1,538,867	829,245
Lai Sun Development Co., Ltd.	373,300	607,757
Lee's Pharmaceutical Holdings Ltd.	297,890	259,949
Lifestyle China Group Ltd. *	359,516	137,398
Liu Chong Hing Investment Ltd.	179,082	288,820
Luk Fook Holdings International Ltd.	386,505	1,297,410
Man Wah Holdings Ltd. (a)	1,743,627	981,787
Mandarin Oriental International Ltd.	317,834	648,381
Microport Scientific Corp.	472,788	417,991
NagaCorp Ltd.	1,759,092	2,487,442
Nan Hai Corp., Ltd.	12,656,868	277,330
NewOcean Energy Holdings Ltd. *	1,081,919	336,299
Pacific Basin Shipping Ltd.	4,567,824	995,055
Security	Number of Shares	Value ($)
Pacific Textiles Holdings Ltd.	590,523	552,172
Pou Sheng International Holdings Ltd.	2,656,236	541,412
Prosperity REIT	1,471,986	620,688
Razer, Inc. *	4,158,690	757,590
Regina Miracle International Holdings Ltd.	383,854	320,294
Road King Infrastructure Ltd.	306,553	586,566
Singamas Container Holdings Ltd.	1,619,522	247,577
SITC International Holdings Co., Ltd.	1,344,112	1,301,339
SmarTone Telecommunications Holdings Ltd.	454,982	517,591
Spring Real Estate Investment Trust (a)	803,876	358,425
Sun Hung Kai & Co., Ltd.	608,581	320,967
Sunlight Real Estate Investment Trust	1,269,498	944,466
Superb Summit International Group Ltd. *(b)	1,120,000	—
Texwinca Holdings Ltd.	739,344	286,327
The Hongkong & Shanghai Hotels Ltd.	752,512	1,127,359
The United Laboratories International Holdings Ltd. (a)	595,287	360,973
Town Health International Medical Group Ltd. *(a)(b)	3,638,120	—
Truly International Holdings Ltd. *	1,621,316	299,486
United Energy Group Ltd. (a)	8,485,686	1,297,208
Value Partners Group Ltd.	1,037,325	843,096
Vitasoy International Holdings Ltd.	898,974	3,882,292
We Solutions Ltd. *	3,079,694	200,087
Xiabuxiabu Catering Management China Holdings Co., Ltd.	326,360	589,542
Yuexiu Real Estate Investment Trust	1,468,987	993,697
		43,387,931

Ireland 0.4%
C&C Group plc	359,683	1,253,288
Cairn Homes plc *	761,790	1,174,528
Dalata Hotel Group plc	201,461	1,392,481
Green REIT plc	825,030	1,384,767
Hibernia REIT plc (a)	797,210	1,165,594
Irish Continental Group plc	183,383	1,044,092
Origin Enterprises plc	147,000	907,248
Permanent TSB Group Holdings plc *	126,974	228,445
		8,550,443

Israel 0.5%
Africa Israel Properties Ltd. *	15,161	408,907
Allot Communications Ltd. *	33,861	249,531
AudioCodes Ltd.	20,639	279,581
Bayside Land Corp.	857	418,193
Big Shopping Centers Ltd.	4,295	268,500
Brack Capital Properties N.V. *	2,769	290,118
Cellcom Israel Ltd. *	61,568	270,868
Clal Insurance Enterprises Holdings Ltd. *	39,229	561,938
Delek Automotive Systems Ltd.	35,333	152,326
Delta Galil Industries Ltd.	9,574	301,240
Electra Ltd.	2,024	504,331
Equital Ltd. *	17,438	504,406
Formula Systems 1985 Ltd.	10,168	425,450
Gilat Satellite Networks Ltd. *	32,660	302,068
Hilan Ltd.	11,545	298,539
IDI Insurance Co., Ltd.	9,898	532,716
Jerusalem Economy Ltd. *	187,814	570,209
Kenon Holdings Ltd.	17,253	327,046
Matrix IT Ltd.	34,726	433,506
Menora Mivtachim Holdings Ltd.	26,710	339,704
Naphtha Israel Petroleum Corp., Ltd.	47,306	313,358
Nova Measuring Instruments Ltd. *	32,721	818,668

18
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Partner Communications Co., Ltd. *	111,081	484,407
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	9,275	488,690
Reit 1 Ltd.	200,989	867,606
Sella Capital Real Estate Ltd.	198,509	364,786
Shapir Engineering and Industry Ltd.	99,497	336,403
		11,113,095

Italy 2.8%
ACEA S.p.A.	49,118	777,437
Amplifon S.p.A.	137,048	2,553,087
Anima Holding S.p.A.	317,959	1,381,621
Arnoldo Mondadori Editore S.p.A. *	153,597	306,077
ASTM S.p.A.	40,812	1,071,195
Autogrill S.p.A.	143,210	1,231,203
Azimut Holding S.p.A.	137,553	2,013,500
Banca Farmafactoring S.p.A.	66,424	396,716
Banca Generali S.p.A.	66,228	1,656,088
Banca IFIS S.p.A.	22,753	475,427
Banca Monte dei Paschi di Siena S.p.A. *	286,338	443,922
Banca Popolare di Sondrio Scarl	518,667	1,520,221
Biesse S.p.A.	14,864	333,435
BPER Banca	429,450	1,816,691
Brembo S.p.A.	180,265	2,184,050
Brunello Cucinelli S.p.A.	36,746	1,433,112
C.I.R. - Compagnie Industriali Riunite S.p.A.	424,404	526,763
Cairo Communication S.p.A.	62,578	285,030
Carel Industries S.p.A. *	42,357	489,168
Cementir Holding S.p.A.	59,255	412,939
Cerved Group S.p.A.	230,703	2,129,197
Cofide S.p.A.	231,200	135,056
Credito Emiliano S.p.A.	88,788	545,956
Danieli & C Officine Meccaniche S.p.A.	15,753	317,502
Danieli & C Officine Meccaniche S.p.A. - RSP	41,436	664,339
Datalogic S.p.A.	21,415	580,370
De'Longhi S.p.A.	74,571	1,961,514
doBank S.p.A.	50,689	744,583
Enav S.p.A.	257,422	1,324,932
ERG S.p.A.	61,260	1,220,046
Fincantieri S.p.A. *	549,942	787,158
Gima TT S.p.A.	53,703	400,543
Hera S.p.A.	911,279	3,040,385
IMA Industria Macchine Automatiche S.p.A.	19,767	1,262,738
Immobiliare Grande Distribuzione SIIQ S.p.A.	63,208	448,620
Infrastrutture Wireless Italiane S.p.A.	279,125	2,463,258
Interpump Group S.p.A.	95,331	3,093,774
Iren S.p.A.	697,682	1,736,670
Italmobiliare S.p.A.	16,560	379,966
Juventus Football Club S.p.A. *(a)	397,676	546,118
Maire Tecnimont S.p.A.	165,191	674,914
MARR S.p.A.	37,712	888,913
OVS S.p.A. *(a)	164,183	274,450
Piaggio & C S.p.A.	184,898	471,617
RAI Way S.p.A.	115,326	628,375
Reply S.p.A.	23,422	1,406,877
Salini Impregilo S.p.A (a)	198,322	473,338
Saras S.p.A.	604,479	1,197,678
Societa Cattolica di Assicurazioni SC	184,509	1,720,723
Societa Iniziative Autostradali e Servizi S.p.A.	79,549	1,332,468
Tamburi Investment Partners S.p.A.	91,410	637,022
Technogym S.p.A.	107,913	1,383,636
Security	Number of Shares	Value ($)
Tod's S.p.A. (a)	15,188	748,164
Unipol Gruppo S.p.A.	542,161	2,473,758
Zignago Vetro S.p.A.	30,228	326,652
		59,728,992

Japan 18.5%
Achilles Corp.	14,543	263,504
Adastria Co., Ltd.	29,514	515,408
ADEKA Corp.	113,652	1,691,712
Advan Co., Ltd.	19,400	180,895
Aeon Delight Co., Ltd.	21,149	786,533
Aeon Fantasy Co., Ltd.	8,438	200,869
Ai Holdings Corp.	42,866	736,639
Aichi Steel Corp.	16,421	524,404
Aida Engineering Ltd.	66,082	482,021
Aiphone Co., Ltd.	8,940	138,613
Aisan Industry Co., Ltd.	16,714	113,509
Akatsuki, Inc.	5,726	330,742
Alconix Corp.	17,906	198,008
Alpen Co., Ltd.	8,352	124,695
Alpha Systems, Inc.	5,540	131,782
Amano Corp.	78,417	1,665,269
Amuse, Inc.	10,412	226,441
Anest Iwata Corp.	34,630	310,774
Anicom Holdings, Inc.	19,935	521,655
Anritsu Corp.	155,041	3,066,837
AOKI Holdings, Inc.	48,801	547,981
Arakawa Chemical Industries Ltd.	20,390	247,823
Arata Corp.	14,473	551,903
Arcland Sakamoto Co., Ltd.	33,661	434,521
Arcland Service Holdings Co., Ltd.	12,070	221,189
Arcs Co., Ltd.	42,269	981,543
Aruhi Corp. (a)	20,046	374,557
AS One Corp.	13,464	1,048,625
Asahi Co., Ltd.	9,520	129,305
Asahi Diamond Industrial Co., Ltd.	69,379	486,127
Asahi Holdings, Inc.	41,650	834,721
ASAHI YUKIZAI Corp.	14,218	213,423
ASKA Pharmaceutical Co., Ltd.	22,374	260,079
Atom Corp.	106,870	984,026
Avex, Inc.	37,074	483,241
Axial Retailing, Inc.	17,665	564,131
Bando Chemical Industries Ltd.	41,172	436,056
Bank of the Ryukyus Ltd.	42,747	472,705
Belc Co., Ltd.	11,187	516,540
Bell System24 Holdings, Inc.	38,163	504,292
Belluna Co., Ltd.	59,659	490,906
BML, Inc.	24,372	741,100
Broadleaf Co., Ltd.	78,812	419,122
BRONCO BILLY Co., Ltd.	11,578	278,945
Bunka Shutter Co., Ltd.	63,819	476,407
Canon Electronics, Inc.	23,340	379,914
Cawachi Ltd.	16,375	308,171
Central Glass Co., Ltd.	43,590	1,022,008
Central Security Patrols Co., Ltd.	7,410	284,565
CHIMNEY Co., Ltd.	12,141	296,000
Chiyoda Co., Ltd.	29,159	489,301
Chiyoda Integre Co., Ltd.	6,900	136,116
Chofu Seisakusho Co., Ltd.	26,797	545,713
Chubu Shiryo Co., Ltd.	33,274	333,278
Chudenko Corp.	31,401	653,576
Chugoku Marine Paints Ltd.	64,655	587,192
CI Takiron Corp.	29,500	166,951
CKD Corp.	62,208	558,821
Clarion Co., Ltd.	24,855	559,974
CMIC Holdings Co., Ltd.	6,860	107,288
CMK Corp.	47,656	296,673

19
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cocokara fine, Inc.	21,238	949,147
COLOPL, Inc.	47,430	296,970
Colowide Co., Ltd.	63,168	1,373,785
Computer Engineering & Consulting Ltd.	23,885	492,419
CONEXIO Corp.	16,318	218,854
Cosel Co., Ltd.	14,576	153,590
Create Restaurants Holdings, Inc.	56,973	665,333
Create SD Holdings Co., Ltd.	26,789	703,416
CTS Co., Ltd.	28,540	174,081
Dai Nippon Toryo Co., Ltd.	34,731	344,440
Dai-Dan Co., Ltd.	15,094	328,402
Daibiru Corp.	54,932	534,911
Daido Metal Co., Ltd.	42,618	299,765
Daihen Corp.	23,205	543,437
Daiho Corp.	20,475	595,011
Daiichi Jitsugyo Co., Ltd.	11,211	348,455
Daiken Corp.	18,975	347,216
Daikokutenbussan Co., Ltd.	4,100	145,850
Daikyonishikawa Corp.	61,200	681,161
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	15,493	437,706
Daio Paper Corp. (a)	83,742	985,465
Daiseki Co., Ltd.	46,993	1,160,894
Daito Pharmaceutical Co., Ltd.	13,586	355,394
Daiwa Industries Ltd.	32,038	360,327
Daiwabo Holdings Co., Ltd.	21,333	1,205,395
DCM Holdings Co., Ltd.	106,954	1,041,485
Denki Kogyo Co., Ltd.	13,900	365,980
Denyo Co., Ltd.	17,140	220,486
Descente Ltd. (a)	52,901	1,152,398
Dexerials Corp.	63,674	470,748
Digital Arts, Inc.	10,358	823,467
Digital Garage, Inc.	36,714	992,716
Dip Corp.	26,075	459,803
Doshisha Co., Ltd.	27,703	445,956
Doutor Nichires Holdings Co., Ltd.	30,723	597,238
DTS Corp.	23,341	889,021
Duskin Co., Ltd.	51,003	1,265,454
DyDo Group Holdings, Inc.	10,620	525,658
Eagle Industry Co., Ltd.	32,521	385,332
Earth Corp.	15,690	703,316
EDION Corp.	89,267	799,490
Eiken Chemical Co., Ltd.	36,538	857,324
Eizo Corp.	23,055	934,046
Elecom Co., Ltd.	25,301	770,485
Elematec Corp.	8,336	135,164
Enplas Corp.	13,232	353,503
EPS Holdings, Inc.	38,548	649,969
eRex Co., Ltd.	29,098	243,355
ESPEC Corp.	22,234	414,641
euglena Co., Ltd. *(a)	76,801	507,775
F@N Communications, Inc.	54,632	258,633
FCC Co., Ltd.	41,055	950,402
Feed One Co., Ltd.	127,490	207,291
FIDEA Holdings Co., Ltd.	244,484	292,098
Financial Products Group Co., Ltd.	67,624	651,212
Fixstars Corp. (a)	22,950	270,691
Foster Electric Co., Ltd.	23,937	331,574
Fudo Tetra Corp.	16,172	239,413
Fuji Co., Ltd.	25,871	451,325
Fuji Corp.	93,597	1,322,566
Fuji Kyuko Co., Ltd.	26,543	962,100
Fuji Pharma Co., Ltd.	12,908	217,878
Fuji Seal International, Inc.	50,082	1,876,050
Fuji Soft, Inc.	23,863	992,505
Fujibo Holdings, Inc.	13,869	349,341
Fujicco Co., Ltd.	26,662	543,922
Fujimi, Inc.	22,981	490,297
Security	Number of Shares	Value ($)
Fujimori Kogyo Co., Ltd.	17,175	469,026
Fujita Kanko, Inc.	6,600	157,826
Fujitec Co., Ltd.	90,188	1,054,030
Fujiya Co., Ltd.	3,900	78,967
Fukuda Corp.	4,574	178,736
Fukushima Industries Corp.	14,193	490,865
FULLCAST Holdings Co., Ltd.	24,054	473,647
Funai Soken Holdings, Inc.	35,957	830,771
Furukawa Co., Ltd.	41,277	537,283
Furuno Electric Co., Ltd.	25,715	218,065
Fuso Chemical Co., Ltd.	22,140	418,059
Futaba Corp.	48,268	775,271
Futaba Industrial Co., Ltd.	69,320	374,248
Future Corp.	18,692	283,940
G-Tekt Corp.	25,307	390,335
Gakken Holdings Co., Ltd.	5,736	301,434
GCA Corp.	14,180	115,789
Genky DrugStores Co., Ltd.	8,986	211,008
Geo Holdings Corp.	30,153	442,327
Giken Ltd.	15,490	473,105
GLOBERIDE, Inc.	10,960	284,928
Godo Steel Ltd.	13,236	205,698
Goldcrest Co., Ltd.	20,658	292,278
Goldwin, Inc.	20,075	2,445,356
Gunze Ltd.	17,984	820,686
Gurunavi, Inc.	36,072	234,928
Halows Co., Ltd.	5,640	111,057
Hamakyorex Co., Ltd.	16,469	670,921
Hanwa Co., Ltd.	41,535	1,236,871
Happinet Corp.	15,330	196,101
Hazama Ando Corp.	211,904	1,494,292
Heiwa Real Estate Co., Ltd.	42,633	809,996
Heiwado Co., Ltd.	38,114	850,135
Hibiya Engineering Ltd.	23,885	404,449
Hiday Hidaka Corp.	31,798	596,998
Hioki EE Corp.	9,166	360,646
Hirata Corp. (a)	10,390	585,208
Hisaka Works Ltd.	16,300	131,782
Hitachi Zosen Corp.	180,592	558,064
Hito Communications, Inc. *(a)(b)	13,266	193,055
Hochiki Corp.	14,292	148,800
Hogy Medical Co., Ltd.	23,798	819,847
Hokuetsu Corp.	158,754	882,759
Hokuto Corp.	28,839	513,724
Hoosiers Holdings	44,280	272,872
Hosiden Corp.	66,561	532,751
Hosokawa Micron Corp.	8,428	366,813
IBJ Leasing Co., Ltd.	36,294	894,309
Ichibanya Co., Ltd.	19,371	825,686
Ichikoh Industries Ltd.	61,230	362,474
Ichiyoshi Securities Co., Ltd.	55,708	441,881
Icom, Inc.	7,300	151,613
Idec Corp.	30,490	554,090
IDOM, Inc. (a)	57,330	193,641
Iino Kaiun Kaisha Ltd.	97,727	347,645
Inaba Denki Sangyo Co., Ltd.	30,531	1,242,413
Inabata & Co., Ltd.	51,683	727,518
Inageya Co., Ltd.	18,754	220,189
Ines Corp.	28,374	331,863
Infomart Corp.	129,086	1,447,173
Information Services International-Dentsu Ltd.	13,284	434,367
Intage Holdings, Inc.	31,990	243,690
Internet Initiative Japan, Inc.	30,579	690,307
Iriso Electronics Co., Ltd.	22,876	1,012,076
Iseki & Co., Ltd.	8,120	119,189
Ishihara Sangyo Kaisha Ltd. *	38,954	411,865
Istyle, Inc. (a)	56,925	426,477

20
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Itochu Enex Co., Ltd.	63,691	538,387
Itochu-Shokuhin Co., Ltd.	2,254	99,924
Itoki Corp.	58,452	300,346
Iwatani Corp.	48,793	1,593,268
J Trust Co., Ltd. (a)	96,762	376,374
J-Oil Mills, Inc.	12,402	442,292
JAC Recruitment Co., Ltd.	14,352	320,251
Jaccs Co., Ltd.	33,843	583,406
Jamco Corp.	10,250	228,811
Japan Cash Machine Co., Ltd.	16,550	166,065
Japan Display, Inc. *(a)	686,730	437,997
Japan Lifeline Co., Ltd.	75,868	1,247,201
Japan Material Co., Ltd.	69,170	874,256
Japan Pulp & Paper Co., Ltd.	11,554	445,782
Japan Securities Finance Co., Ltd.	117,741	654,704
Japan Transcity Corp.	42,922	171,194
JCR Pharmaceuticals Co., Ltd.	16,127	895,301
JCU Corp.	25,415	402,046
Jeol Ltd.	43,758	717,770
Jimoto Holdings, Inc.	225,035	258,754
JINS, Inc.	17,405	858,367
Joshin Denki Co., Ltd.	23,284	465,387
Joyful Honda Co., Ltd.	71,348	919,730
JSP Corp.	11,338	260,737
Juki Corp.	30,667	343,254
Justsystems Corp.	39,220	1,007,628
JVC Kenwood Corp.	162,635	400,305
K&O Energy Group, Inc.	9,700	136,542
kabu.com Securities Co., Ltd.	196,564	990,589
Kadokawa Dwango *	51,010	562,705
Kaga Electronics Co., Ltd.	20,732	399,480
Kameda Seika Co., Ltd.	15,162	727,318
Kamei Corp.	26,669	287,724
Kanaden Corp.	15,700	184,050
Kanagawa Chuo Kotsu Co., Ltd.	3,400	114,229
Kanamoto Co., Ltd.	32,056	845,170
Kanematsu Corp.	95,728	1,126,515
Kanematsu Electronics Ltd.	11,126	340,316
Kanto Denka Kogyo Co., Ltd.	50,738	392,431
Kappa Create Co., Ltd.	24,792	324,710
Kasai Kogyo Co., Ltd.	13,730	113,841
Katakura Industries Co., Ltd.	31,828	357,679
Katitas Co., Ltd. (a)	28,063	879,805
Kato Sangyo Co., Ltd.	25,271	839,945
Kato Works Co., Ltd.	12,941	315,387
KAWADA TECHNOLOGIES, Inc.	4,376	288,536
Keihanshin Building Co., Ltd.	47,411	391,401
Keihin Corp.	48,326	849,569
Kenedix, Inc.	262,815	1,272,523
Kenko Mayonnaise Co., Ltd.	14,398	289,202
Key Coffee, Inc.	24,358	457,533
KFC Holdings Japan Ltd.	8,630	155,049
KH Neochem Co., Ltd.	37,985	975,899
Kintetsu Department Store Co., Ltd.	3,590	109,970
Kintetsu World Express, Inc.	42,805	678,297
Kisoji Co., Ltd.	30,434	713,280
Kitagawa Corp.	4,660	99,797
Kitanotatsujin Corp.	61,180	242,917
Kitz Corp.	97,822	721,450
KLab, Inc. *(a)	36,148	265,297
Koa Corp.	33,712	479,394
Koatsu Gas Kogyo Co., Ltd.	20,400	154,484
Kobe Bussan Co., Ltd.	10,356	353,511
Kohnan Shoji Co., Ltd.	30,642	776,785
Komatsu Matere Co., Ltd.	24,130	175,578
KOMEDA Holdings Co., Ltd.	37,440	716,378
Komori Corp.	56,229	610,680
Konishi Co., Ltd.	29,499	430,348
Security	Number of Shares	Value ($)
Konoike Transport Co., Ltd.	36,813	592,606
Koshidaka Holdings Co., Ltd.	48,264	705,404
Kotobuki Spirits Co., Ltd.	22,503	885,404
Kourakuen Holdings Corp. *	8,360	185,494
Krosaki Harima Corp.	4,183	222,452
Kumagai Gumi Co., Ltd.	40,950	1,300,380
Kumiai Chemical Industry Co., Ltd.	113,190	728,028
Kura Corp.	11,572	619,557
Kurabo Industries Ltd.	22,818	465,502
Kureha Corp.	21,602	1,331,205
KYB Corp.	25,837	680,739
Kyoei Steel Ltd.	21,468	331,315
Kyokuto Kaihatsu Kogyo Co., Ltd.	35,578	474,288
Kyokuto Securities Co., Ltd.	39,909	425,548
Kyokuyo Co., Ltd.	12,154	328,088
Kyosan Electric Manufacturing Co., Ltd.	35,468	128,082
Lasertec Corp.	43,289	1,522,426
LEC, Inc.	30,260	423,781
Life Corp.	24,579	547,353
LIFULL Co., Ltd.	63,250	361,364
Link And Motivation, Inc.	46,222	347,122
LIXIL VIVA Corp.	20,766	274,965
M&A Capital Partners Co., Ltd. *	6,822	313,155
Macnica Fuji Electronics Holdings, Inc.	48,903	688,385
Macromill, Inc.	37,654	475,918
Maeda Kosen Co., Ltd.	20,996	529,804
Makino Milling Machine Co., Ltd.	23,993	964,505
Mandom Corp.	43,844	1,111,067
Mani, Inc.	22,595	1,045,313
Mars Group Holdings Corp.	13,865	269,154
Marudai Food Co., Ltd.	26,475	450,922
Marusan Securities Co., Ltd.	82,227	613,822
Maruwa Co., Ltd.	9,948	542,439
Maruwa Unyu Kikan Co., Ltd.	10,660	361,015
Maruzen Showa Unyu Co., Ltd.	17,466	457,047
Marvelous, Inc.	41,648	336,716
Matsuya Co., Ltd.	46,453	447,755
Matsuyafoods Holdings Co., Ltd.	11,549	389,047
Max Co., Ltd.	46,200	648,261
Maxell Holdings Ltd.	48,900	716,895
MCJ Co., Ltd.	75,842	548,444
Medical Data Vision Co., Ltd. *(a)	17,350	177,521
Megachips Corp.	19,435	353,014
Meidensha Corp.	45,484	648,838
Meiko Network Japan Co., Ltd.	14,400	122,372
Meisei Industrial Co., Ltd.	48,518	329,497
Meitec Corp.	30,693	1,406,165
Melco Holdings, Inc.	9,172	316,390
Menicon Co., Ltd.	24,618	668,967
METAWATER Co., Ltd.	13,613	382,759
Micronics Japan Co., Ltd.	28,832	199,690
Mie Kotsu Group Holdings, Inc.	48,182	265,321
Milbon Co., Ltd.	21,066	945,245
Ministop Co., Ltd.	19,644	335,282
Mirait Holdings Corp.	70,710	1,103,970
Miroku Jyoho Service Co., Ltd.	18,960	491,884
Mitsuba Corp.	38,558	240,381
Mitsubishi Logisnext Co., Ltd.	32,516	404,843
Mitsubishi Pencil Co., Ltd.	52,124	1,052,126
Mitsubishi Research Institute, Inc.	6,640	194,154
Mitsubishi Steel Manufacturing Co., Ltd.	8,120	119,407
Mitsuboshi Belting Ltd.	23,933	456,645
Mitsui E&S Holdings Co., Ltd. *	94,082	1,036,998
Mitsui High-Tec, Inc.	30,244	267,882
Mitsui Matsushima Holdings Co., Ltd.	10,780	135,573
Mitsui Sugar Co., Ltd.	19,598	505,619
Mitsui-Soko Holdings Co., Ltd. *	26,157	445,505
Mitsuuroko Group Holdings Co., Ltd.	35,422	259,969

21
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mizuno Corp.	23,427	539,587
Modec, Inc.	21,943	595,292
Monex Group, Inc.	219,935	841,648
Monogatari Corp.	5,196	456,960
Morita Holdings Corp.	45,994	753,208
MOS Food Services, Inc.	29,912	752,637
Musashi Seimitsu Industry Co., Ltd.	46,340	660,216
Nachi-Fujikoshi Corp.	21,768	856,484
Nagaileben Co., Ltd.	29,671	643,689
Nagatanien Holdings Co., Ltd.	4,826	103,309
Namura Shipbuilding Co., Ltd.	54,463	201,570
NEC Networks & System Integration Corp.	28,561	691,704
NET One Systems Co., Ltd.	95,771	2,240,277
Neturen Co., Ltd.	36,122	293,013
Nextage Co., Ltd. (a)	35,018	324,322
Nichi-iko Pharmaceutical Co., Ltd.	51,516	751,082
Nichias Corp.	62,395	1,231,421
Nichiban Co., Ltd.	9,544	193,761
Nichicon Corp.	70,015	626,437
Nichiha Corp.	33,186	940,548
NichiiGakkan Co., Ltd.	45,671	500,527
Nihon Chouzai Co., Ltd.	5,440	194,739
Nihon Nohyaku Co., Ltd.	43,019	187,039
Nihon Parkerizing Co., Ltd.	109,420	1,445,893
Nihon Tokushu Toryo Co., Ltd.	17,003	206,352
Nihon Trim Co., Ltd.	5,174	279,337
Nikkiso Co., Ltd.	73,445	839,880
Nippon Carbon Co., Ltd. (a)	11,762	587,466
Nippon Ceramic Co., Ltd.	25,648	649,264
Nippon Chemi-Con Corp.	19,200	337,535
Nippon Denko Co., Ltd.	134,058	280,592
Nippon Densetsu Kogyo Co., Ltd.	40,511	833,001
Nippon Flour Mills Co., Ltd.	58,781	1,000,101
Nippon Holdings Co., Ltd.	61,669	1,559,452
Nippon Kanzai Co., Ltd.	22,286	387,583
Nippon Koei Co., Ltd.	18,074	396,810
Nippon Light Metal Holdings Co., Ltd.	672,057	1,485,142
Nippon Parking Development Co., Ltd.	226,355	321,273
Nippon Seiki Co., Ltd.	49,755	917,151
Nippon Sharyo Ltd. *	6,090	152,524
Nippon Sheet Glass Co., Ltd.	101,705	843,278
Nippon Signal Co., Ltd.	70,838	638,891
Nippon Soda Co., Ltd.	33,061	857,412
Nippon Steel & Sumikin Bussan Corp.	17,870	772,141
Nippon Suisan Kaisha Ltd.	301,481	1,974,305
Nippon Thompson Co., Ltd.	75,903	357,969
Nippon Yakin Kogyo Co., Ltd.	147,030	331,518
Nishimatsu Construction Co., Ltd.	60,371	1,405,150
Nishimatsuya Chain Co., Ltd.	58,585	491,015
Nishio Rent All Co., Ltd.	15,288	471,055
Nissei ASB Machine Co., Ltd. (a)	7,764	279,328
Nissha Co., Ltd. (a)	48,412	553,615
Nissin Corp.	13,436	232,463
Nissin Electric Co., Ltd.	53,446	482,032
Nissin Kogyo Co., Ltd.	47,521	669,358
Nissin Sugar Co., Ltd.	7,380	139,154
Nitta Corp.	22,017	770,358
Nittetsu Mining Co., Ltd.	7,916	326,752
Nitto Boseki Co., Ltd.	32,021	564,653
Nitto Kogyo Corp.	31,145	635,938
Nitto Kohki Co., Ltd.	6,500	130,093
Nohmi Bosai Ltd.	27,177	467,761
Nojima Corp.	35,809	653,324
Nomura Co., Ltd.	44,464	1,282,155
Noritake Co., Ltd.	15,812	775,544
Noritsu Koki Co., Ltd.	21,706	422,733
Noritz Corp.	42,724	630,191
NS United Kaiun Kaisha Ltd.	9,520	219,528
Security	Number of Shares	Value ($)
NSD Co., Ltd.	45,149	1,020,841
Obara Group, Inc.	13,197	441,599
Ohara, Inc. (a)	10,520	164,151
Ohsho Food Service Corp.	12,281	824,102
Oiles Corp.	33,314	581,768
Okabe Co., Ltd.	51,447	451,525
Okamoto Industries, Inc.	16,852	881,051
Okamura Corp.	92,016	1,084,486
Okasan Securities Group, Inc.	186,652	814,884
Oki Electric Industry Co., Ltd.	96,466	1,136,933
Okumura Corp.	43,015	1,348,566
Okuwa Co., Ltd.	22,580	231,236
Onoken Co., Ltd.	7,900	114,540
Onward Holdings Co., Ltd.	128,820	725,567
Open Door, Inc. *	13,886	377,337
OPT Holding, Inc.	17,060	260,068
Optex Group Co., Ltd.	36,600	633,891
Optorun Co., Ltd.	9,244	181,774
Organo Corp.	4,660	132,282
Osaka Soda Co., Ltd.	20,704	515,554
Osaka Steel Co., Ltd.	10,000	167,625
OSAKA Titanium Technologies Co., Ltd.	19,847	284,369
Osaki Electric Co., Ltd.	49,139	312,526
OSJB Holdings Corp.	104,980	276,313
Outsourcing, Inc.	115,532	1,457,123
Oyo Corp.	9,452	100,871
Pacific Industrial Co., Ltd.	53,776	818,814
Pacific Metals Co., Ltd.	17,260	440,338
Pack Corp.	10,576	306,392
PAL GROUP Holdings Co., Ltd.	12,842	363,964
Paramount Bed Holdings Co., Ltd.	24,831	1,139,835
Parco Co., Ltd.	14,466	138,137
Pasona Group, Inc.	15,968	229,221
Pepper Food Service Co., Ltd.	14,178	340,058
PIA Corp.	7,429	266,608
Piolax, Inc.	26,619	553,805
Pioneer Corp. *	357,742	208,886
Plenus Co., Ltd.	28,441	463,967
Press Kogyo Co., Ltd.	110,509	608,534
Pressance Corp.	35,954	454,431
Prestige International, Inc.	47,963	559,683
Prima Meat Packers Ltd.	34,027	617,144
Qol Holdings Co., Ltd.	24,756	327,574
Raito Kogyo Co., Ltd.	50,737	699,616
Relia, Inc.	47,634	415,920
Remixpoint, Inc. (a)	65,100	192,984
RENOVA, Inc. *	48,850	454,623
Retail Partners Co., Ltd.	40,100	373,551
Rheon Automatic Machinery Co., Ltd.	21,707	309,264
Ricoh Leasing Co., Ltd.	16,493	507,443
Riken Corp.	8,834	417,417
Riken Keiki Co., Ltd.	20,268	400,553
Riken Technos Corp.	59,429	245,041
Riken Vitamin Co., Ltd.	9,046	295,385
Ringer Hut Co., Ltd.	30,134	631,807
Riso Kagaku Corp.	31,613	526,505
Rock Field Co., Ltd.	9,308	133,700
Rokko Butter Co., Ltd.	12,244	215,689
Roland DG Corp.	5,544	116,089
Round One Corp.	69,756	907,354
Royal Holdings Co., Ltd.	30,441	768,135
RS Technologies Co., Ltd.	7,238	207,413
Ryobi Ltd.	31,592	773,624
Ryosan Co., Ltd.	28,366	793,749
Ryoyo Electro Corp.	10,600	148,450
S Foods, Inc.	21,029	815,129
Sac's Bar Holdings, Inc.	16,020	159,452
Sagami Holdings Corp.	9,800	119,991

22
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Saibu Gas Co., Ltd.	27,791	637,356
Saizeriya Co., Ltd.	29,223	538,153
Sakai Chemical Industry Co., Ltd.	17,858	387,897
Sakai Moving Service Co., Ltd.	10,340	647,411
Sakata INX Corp.	49,129	519,447
Sakata Seed Corp.	37,980	1,287,949
SAMTY Co., Ltd.	29,610	402,177
San ju San Financial Group, Inc.	23,999	344,937
San-A Co., Ltd.	21,333	851,825
San-Ai Oil Co., Ltd.	64,214	557,229
Sanden Holdings Corp. *	29,395	213,623
Sangetsu Corp.	74,704	1,392,479
Sanken Electric Co., Ltd.	26,758	522,084
Sanki Engineering Co., Ltd.	50,963	553,946
Sankyo Tateyama, Inc.	30,934	406,544
Sanshin Electronics Co., Ltd.	23,284	381,722
Sanyo Chemical Industries Ltd.	13,257	646,654
Sanyo Denki Co., Ltd.	11,141	403,826
Sanyo Electric Railway Co., Ltd.	15,689	316,824
Sanyo Shokai Ltd.	13,448	216,482
Sanyo Special Steel Co., Ltd.	27,996	636,021
Sato Holdings Corp.	27,485	666,385
Seikagaku Corp.	42,292	513,643
Seiko Holdings Corp.	33,247	810,866
Seiren Co., Ltd.	52,716	879,389
Sekisui Jushi Corp.	29,494	554,801
Sekisui Plastics Co., Ltd.	27,962	244,655
Senko Group Holdings Co., Ltd.	126,125	1,050,286
Senshu Ikeda Holdings, Inc.	320,654	852,619
Shibuya Corp.	22,492	691,005
Shikoku Chemicals Corp.	37,875	440,265
Shin-Etsu Polymer Co., Ltd.	29,294	224,731
Shindengen Electric Manufacturing Co., Ltd.	8,589	326,370
Shinko Electric Industries Co., Ltd.	74,842	541,885
Shinko Plantech Co., Ltd.	42,989	473,837
Shinko Shoji Co., Ltd.	16,638	280,688
Shinmaywa Industries Ltd.	90,098	1,124,202
Shinnihon Corp.	35,172	332,068
Shinwa Co., Ltd.	9,000	173,581
Ship Healthcare Holdings, Inc.	46,860	1,774,298
Shizuoka Gas Co., Ltd.	66,359	532,923
SHO-BOND Holdings Co., Ltd.	26,955	1,929,854
Shoei Co., Ltd.	12,558	458,572
Shoei Foods Corp.	14,194	411,208
Showa Corp.	56,977	793,338
Showa Sangyo Co., Ltd.	29,345	805,327
Siix Corp.	43,530	650,291
Sinanen Holdings Co., Ltd.	5,100	103,997
Sinfonia Technology Co., Ltd.	31,331	376,580
Sinko Industries Ltd.	19,776	278,733
Sintokogio Ltd.	55,372	501,392
SMS Co., Ltd.	56,664	1,003,786
Sodick Co., Ltd.	43,285	328,954
Sogo Medical Holdings Co., Ltd.	19,605	324,050
Solasto Corp.	48,000	501,473
Sourcenext Corp. (a)	89,780	408,897
Space Value Holdings Co., Ltd.	28,432	230,633
SRA Holdings	7,920	186,759
ST Corp.	11,426	203,024
St Marc Holdings Co., Ltd.	17,539	410,745
Star Micronics Co., Ltd.	37,798	575,187
Starts Corp., Inc.	36,662	798,976
Starzen Co., Ltd.	8,124	287,172
Stella Chemifa Corp.	9,752	290,405
Strike Co., Ltd.	15,940	321,893
Studio Alice Co., Ltd.	12,040	247,138
Sumida Corp.	24,572	309,026
Security	Number of Shares	Value ($)
Sumitomo Densetsu Co., Ltd.	12,000	208,588
Sumitomo Mitsui Construction Co., Ltd.	174,116	1,146,488
Sumitomo Riko Co., Ltd.	47,656	435,377
Sumitomo Seika Chemicals Co., Ltd.	9,526	366,253
Sun Frontier Fudousan Co., Ltd.	24,808	282,800
Sushiro Global Holdings Ltd.	21,654	1,363,587
Systena Corp.	78,748	846,760
T Hasegawa Co., Ltd.	22,408	346,024
T-Gaia Corp.	24,507	445,142
Tachi-S Co., Ltd.	30,862	457,163
Tachibana Eletech Co., Ltd.	8,898	138,282
Taihei Dengyo Kaisha Ltd.	20,550	459,108
Taikisha Ltd.	33,461	1,003,950
Taiyo Holdings Co., Ltd.	19,924	675,648
Takamatsu Construction Group Co., Ltd.	16,630	411,418
Takara Leben Co., Ltd.	116,977	379,345
Takara Standard Co., Ltd.	54,821	848,022
Takasago International Corp.	17,787	577,614
Takasago Thermal Engineering Co., Ltd.	73,390	1,198,554
Takeuchi Manufacturing Co., Ltd.	39,814	697,067
Takuma Co., Ltd.	84,815	1,121,521
Tamron Co., Ltd.	20,607	399,293
Tamura Corp.	94,862	507,885
Tanseisha Co., Ltd.	39,889	471,200
Tatsuta Electric Wire & Cable Co., Ltd.	28,440	127,995
Tayca Corp.	18,982	363,202
Teikoku Electric Manufacturing Co., Ltd.	18,092	199,253
Teikoku Sen-I Co., Ltd.	22,625	524,773
Tekken Corp.	17,153	421,121
Tenma Corp.	14,400	263,759
The Aichi Bank Ltd.	11,465	345,021
The Akita Bank Ltd.	23,643	477,235
The Aomori Bank Ltd.	23,852	628,654
The Bank of Iwate Ltd.	21,147	611,690
The Bank of Nagoya Ltd.	21,282	671,037
The Bank of Okinawa Ltd.	25,485	786,390
The Bank of Saga Ltd.	6,800	110,625
The Chiba Kogyo Bank Ltd.	74,156	220,496
The Chukyo Bank Ltd.	6,400	127,057
The Ehime Bank Ltd.	41,972	423,792
The Eighteenth Bank Ltd.	19,384	464,401
The Fukui Bank Ltd.	26,417	376,369
The Hokkoku Bank Ltd.	29,104	912,441
The Hyakugo Bank Ltd.	240,854	824,339
The Hyakujushi Bank Ltd.	31,489	690,767
The Japan Wool Textile Co., Ltd.	71,948	593,319
The Juroku Bank Ltd.	40,837	855,112
The Kiyo Bank Ltd.	81,465	1,135,768
The Michinoku Bank Ltd.	7,190	103,665
The Miyazaki Bank Ltd.	17,095	420,311
The Musashino Bank Ltd.	37,494	784,100
The Nanto Bank Ltd.	39,194	753,460
The Nippon Road Co., Ltd.	5,504	329,291
The Nisshin Oillio Group Ltd.	29,395	912,322
The Ogaki Kyoritsu Bank Ltd.	49,184	994,991
The Oita Bank Ltd.	20,083	620,603
The Okinawa Electric Power Co., Inc.	50,213	925,594
The Shikoku Bank Ltd.	31,207	290,708
The Shimizu Bank Ltd.	12,180	203,182
The Sumitomo Warehouse Co., Ltd.	66,104	857,476
The Tochigi Bank Ltd.	132,772	279,093
The Toho Bank Ltd.	240,314	664,900
The Towa Bank Ltd.	40,625	259,107
The Yamagata Bank Ltd.	40,094	719,617
The Yamanashi Chuo Bank Ltd.	38,445	488,333
TKC Corp.	16,848	600,849
Toa Corp.	44,462	522,168
Toagosei Co., Ltd.	146,591	1,602,598

23
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
TOC Co., Ltd.	56,934	413,247
Tocalo Co., Ltd.	53,131	435,758
Toei Co., Ltd.	7,595	970,866
Toenec Corp.	5,340	159,260
Toho Co., Ltd.	11,519	213,162
Toho Holdings Co., Ltd.	57,235	1,448,870
Toho Titanium Co., Ltd.	37,802	316,488
Toho Zinc Co., Ltd.	14,057	410,396
Tokai Corp.	20,206	544,357
TOKAI Holdings Corp.	138,448	1,151,661
Token Corp.	8,571	527,411
Tokushu Tokai Paper Co., Ltd.	7,342	264,146
Tokyo Dome Corp.	109,518	1,025,133
Tokyo Individualized Educational Institute, Inc.	23,114	227,984
Tokyo Kiraboshi Financial Group, Inc.	30,475	444,861
Tokyo Ohka Kogyo Co., Ltd.	42,648	1,237,451
Tokyo Seimitsu Co., Ltd.	43,100	1,109,635
Tokyo Steel Manufacturing Co., Ltd.	108,147	896,691
Tokyotokeiba Co., Ltd.	15,849	518,239
Tokyu Construction Co., Ltd.	82,707	705,075
TOMONY Holdings, Inc.	182,970	680,467
Tomy Co., Ltd.	102,149	1,040,576
Tonami Holdings Co., Ltd.	8,232	471,794
Topre Corp.	50,418	1,095,138
Topy Industries Ltd.	19,532	411,098
Toridoll Holdings Corp. (a)	24,585	497,575
Torii Pharmaceutical Co., Ltd.	15,075	315,259
Torishima Pump Manufacturing Co., Ltd.	15,140	127,300
Tosei Corp.	32,002	293,227
Toshiba Machine Co., Ltd.	28,316	575,375
Toshiba TEC Corp.	28,306	795,884
Tosho Co., Ltd.	17,982	535,486
Totetsu Kogyo Co., Ltd.	32,204	878,002
Towa Corp.	28,386	167,276
Towa Pharmaceutical Co., Ltd.	9,826	774,994
Toyo Construction Co., Ltd.	95,221	390,909
Toyo Corp.	36,437	304,405
Toyo Engineering Corp. *	23,360	151,718
Toyo Ink SC Holdings Co., Ltd.	45,516	1,065,529
Toyo Kanetsu KK	9,906	207,606
Toyo Tanso Co., Ltd.	14,236	284,925
TPR Co., Ltd.	32,849	721,781
Trancom Co., Ltd.	6,766	409,048
Transcosmos, Inc.	30,194	602,415
Trusco Nakayama Corp.	46,458	1,281,226
Trust Tech, Inc.	9,690	302,051
TSI Holdings Co., Ltd.	105,307	653,675
Tsubaki Nakashima Co., Ltd.	47,812	859,860
Tsubakimoto Chain Co.	38,114	1,412,327
Tsugami Corp.	56,754	378,292
Tsukishima Kikai Co., Ltd.	40,380	493,686
Tsukuba Bank Ltd.	93,570	169,791
Tsukui Corp.	39,036	266,155
Tsurumi Manufacturing Co., Ltd.	16,754	275,872
U-Shin Ltd. *	27,160	239,346
UACJ Corp.	34,209	673,916
Uchida Yoko Co., Ltd.	4,208	97,111
UKC Holdings Corp.	18,935	350,736
Union Tool Co.	12,253	330,210
Unipres Corp.	46,808	834,235
United Arrows Ltd.	31,155	1,029,917
United Super Markets Holdings, Inc.	70,127	747,761
Unitika Ltd. *	48,786	210,798
Unizo Holdings Co., Ltd.	32,795	632,803
V Technology Co., Ltd.	5,178	680,973
Valor Holdings Co., Ltd.	43,572	1,105,739
Valqua Ltd.	18,552	381,973
Security	Number of Shares	Value ($)
ValueCommerce Co., Ltd.	17,060	315,699
Vector, Inc. *	25,372	319,999
Vision, Inc./Tokyo Japan *	9,240	378,083
Vital KSK Holdings, Inc.	46,310	467,177
VT Holdings Co., Ltd.	114,373	429,464
W-Scope Corp.	31,177	401,615
Wacom Co., Ltd.	164,555	687,370
Wakita & Co., Ltd.	54,234	575,371
Warabeya Nichiyo Holdings Co., Ltd.	16,527	274,064
WATAMI Co., Ltd.	15,700	235,246
WDB Holdings Co., Ltd.	11,494	308,723
Wellnet Corp.	27,612	272,102
World Holdings Co., Ltd.	7,706	144,124
Wowow, Inc.	5,878	159,992
Xebio Holdings Co., Ltd.	29,151	329,428
YA-MAN Ltd.	30,802	376,862
Yahagi Construction Co., Ltd.	40,328	282,209
Yakuodo Co., Ltd.	11,732	281,602
YAMABIKO Corp.	42,214	409,550
Yamashin-Filter Corp. (a)	44,910	284,419
Yamazen Corp.	76,617	825,223
Yellow Hat Ltd.	19,756	527,087
Yodogawa Steel Works Ltd.	33,211	652,764
Yokogawa Bridge Holdings Corp.	34,161	636,453
Yokohama Reito Co., Ltd.	53,524	441,866
Yondoshi Holdings, Inc.	20,011	389,183
Yonex Co., Ltd.	43,374	249,365
Yorozu Corp.	22,525	323,347
Yoshinoya Holdings Co., Ltd. (a)	73,938	1,200,862
Yuasa Trading Co., Ltd.	13,568	408,917
Yurtec Corp.	35,818	288,616
Yushin Precision Equipment Co., Ltd.	22,361	208,906
Zenrin Co., Ltd.	36,002	989,635
ZERIA Pharmaceutical Co., Ltd.	49,172	838,822
Zojirushi Corp.	48,668	519,819
Zuken, Inc.	14,918	207,314
		386,792,071

Netherlands 2.4%
Accell Group N.V.	28,136	617,702
AMG Advanced Metallurgical Group N.V.	34,727	1,347,648
APERAM S.A.	55,018	1,799,280
Arcadis N.V.	77,905	1,311,141
ASM International N.V.	42,915	2,342,700
B&S Group Sarl	29,486	391,560
Basic-Fit N.V *	42,779	1,388,305
BE Semiconductor Industries N.V.	84,492	2,116,644
Brunel International N.V.	25,361	357,517
Corbion N.V.	66,250	2,029,307
Eurocommercial Properties N.V.	54,942	1,606,605
Flow Traders	32,255	936,584
ForFarmers N.V.	47,729	447,292
Fugro N.V. CVA *(a)	88,675	1,005,704
Galapagos N.V. *	52,435	5,149,197
IMCD N.V.	63,354	4,977,745
Intertrust N.V.	102,498	1,938,628
Koninklijke BAM Groep N.V.	292,663	1,193,055
Koninklijke Volkerwessels N.V.	28,526	592,807
NIBC Holding N.V.	42,350	439,754
NSI N.V.	20,299	847,146
PostNL N.V.	485,120	1,306,441
SBM Offshore N.V.	201,437	3,805,355
Sligro Food Group N.V.	38,911	1,462,163
Takeaway.com N.V. *	35,074	2,572,058
TKH Group N.V.	49,526	2,430,637
TomTom N.V. *	137,561	1,137,525
Vastned Retail N.V.	21,012	802,730

24
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
VEON Ltd. ADR	773,671	1,941,914
Wereldhave N.V.	45,350	1,324,568
Wessanen (a)	63,055	636,514
		50,256,226

New Zealand 1.0%
Argosy Property Ltd.	965,902	809,663
Chorus Ltd.	492,788	1,753,059
EBOS Group Ltd.	98,211	1,428,973
Freightways Ltd.	183,528	986,837
Genesis Energy Ltd.	602,889	1,150,433
Goodman Property Trust	1,324,087	1,479,879
Heartland Group Holdings Ltd.	345,232	338,797
Infratil Ltd.	512,054	1,388,880
Kathmandu Holdings Ltd.	215,095	369,400
Mainfreight Ltd.	91,939	2,046,360
Metlifecare Ltd.	216,327	750,403
New Zealand Refining Co., Ltd.	138,708	198,512
Precinct Properties New Zealand Ltd.	1,078,068	1,102,055
Restaurant Brands New Zealand Ltd.	111,267	666,532
SKY Network Television Ltd.	399,312	397,312
Summerset Group Holdings Ltd.	239,570	1,061,236
Synlait Milk Ltd. *	102,392	734,087
Tourism Holdings Ltd.	115,556	375,644
TOWER Ltd. *	307,619	148,846
Trade Me Group Ltd.	457,644	1,992,942
Vector Ltd.	233,627	554,075
Vital Healthcare Property Trust	446,066	642,947
Z Energy Ltd.	404,143	1,669,067
		22,045,939

Norway 2.1%
Akastor A.S.A. *	178,308	284,996
Aker Solutions A.S.A. *	168,326	806,336
Atea A.S.A.	91,637	1,299,542
Austevoll Seafood A.S.A.	99,760	1,209,297
Bakkafrost P/F	44,813	2,298,748
Borr Drilling Ltd. *	418,422	1,145,637
Borregaard A.S.A.	122,706	1,164,403
BW LPG Ltd. *(a)	76,643	250,742
DNO A.S.A.	745,704	1,588,451
Elkem A.S.A. *	325,201	1,120,799
Entra A.S.A.	123,835	1,738,767
Evry A/S	178,423	655,537
Grieg Seafood A.S.A.	61,230	800,266
Hoegh LNG Holdings Ltd.	46,220	215,514
Kongsberg Gruppen A.S.A.	85,866	1,318,171
Leroy Seafood Group A.S.A.	298,282	2,251,145
Nordic Semiconductor A.S.A. *	172,362	734,107
Norway Royal Salmon A.S.A. (a)	16,722	394,258
Norwegian Air Shuttle A.S.A. *(a)	15,243	103,589
Norwegian Finans Holding A.S.A. *	177,256	1,550,347
Ocean Yield A.S.A. (a)	54,181	389,253
Otello Corp. A.S.A. *	147,940	257,230
Petroleum Geo-Services A.S.A. *	361,111	763,089
Salmar A.S.A.	59,496	2,855,619
Sbanken A.S.A.	82,600	775,124
SpareBank 1 Oestlandet	19,887	202,910
SpareBank 1 SMN	160,361	1,750,641
SpareBank 1 SR-Bank A.S.A.	199,047	2,224,210
Stolt-Nielsen Ltd.	28,855	388,947
Storebrand A.S.A.	525,282	4,180,670
TGS Nopec Geophysical Co. A.S.A. (a)	115,968	3,157,558
Tomra Systems A.S.A.	124,048	3,280,311
Veidekke A.S.A.	122,615	1,294,097
Security	Number of Shares	Value ($)
Wallenius Wilhelmsen A.S.A. *	134,993	434,371
XXL A.S.A.	116,213	446,011
		43,330,693

Poland 0.8%
Alior Bank S.A. *	105,014	1,631,420
AmRest Holdings SE *	78,750	848,253
Asseco Poland S.A.	85,241	1,197,909
Bank Handlowy w Warszawie S.A.	37,140	647,751
Bank Millennium S.A. *	693,972	1,588,688
Budimex S.A.	13,093	399,183
CCC S.A.	32,643	1,585,283
Ciech S.A.	28,663	451,356
Enea S.A. *	250,681	668,748
Energa S.A. *	242,933	630,076
Eurocash S.A.	86,105	464,195
Grupa Azoty S.A.	52,525	618,595
Jastrzebska Spolka Weglowa S.A. *	58,447	890,975
Kernel Holding S.A.	60,550	792,430
KRUK S.A.	18,660	814,847
Lubelski Wegiel Bogdanka S.A. *	13,668	186,291
Orange Polska S.A. *	731,320	1,049,029
PKP Cargo S.A. *	33,829	382,294
PLAY Communications S.A.	121,880	690,282
Tauron Polska Energia S.A. *	1,217,834	750,974
Warsaw Stock Exchange	31,264	332,622
		16,621,201

Portugal 0.5%
Altri, SGPS, S.A.	75,484	617,147
Banco Comercial Portugues S.A. *	8,644,375	2,372,249
Corticeira Amorim SGPS S.A.	41,385	475,021
CTT-Correios de Portugal S.A.	181,292	572,244
Mota-Engil, SGPS, S.A. *	122,056	280,055
NOS, SGPS S.A.	259,231	1,549,729
REN - Redes Energeticas Nacionais, SGPS, S.A.	391,903	1,164,739
Semapa-Sociedade de Investimento e Gestao	28,195	492,501
Sonae, SGPS, S.A.	1,072,045	1,145,053
The Navigator Co. S.A.	289,834	1,422,447
		10,091,185

Republic of Korea 6.0%
Able C&C Co., Ltd. *	17,246	216,208
Advanced Process Systems Corp.	12,370	310,157
Aekyung Industrial Co., Ltd.	6,777	280,793
Ahnlab, Inc.	6,522	294,003
AK Holdings, Inc.	5,048	246,857
Amicogen, Inc. *	19,930	641,474
Ananti, Inc. *	48,817	915,834
Aprogen pharmaceuticals, Inc. *	91,859	200,102
Asiana Airlines, Inc. *	83,700	314,052
ATGen Co., Ltd. *	26,052	319,656
BH Co., Ltd. *	26,423	456,946
Binex Co., Ltd. *	29,655	284,764
Binggrae Co., Ltd. *	5,601	348,600
Bukwang Pharmaceutical Co., Ltd.	37,833	765,271
Cafe24 Corp. *	6,336	665,317
Caregen Co., Ltd.	4,634	307,368
Celltrion Pharm, Inc. *	19,774	1,065,444
Cellumed Co., Ltd. *	23,365	188,632
Chong Kun Dang Pharmaceutical Corp.	7,103	663,124
Chongkundang Holdings Corp.	2,141	128,114
CJ CGV Co., Ltd.	15,057	588,384

25
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CJ Hello Co., Ltd.	32,776	275,683
CMG Pharmaceutical Co., Ltd. *	94,626	411,417
Com2uSCorp	11,378	1,232,187
Cosmax, Inc.	7,773	1,012,487
COSON Co., Ltd. *	17,364	159,019
CrystalGenomics, Inc. *	42,940	710,131
Cuckoo Holdings Co., Ltd. *	1,438	180,917
Cuckoo Homesys Co., Ltd. *	1,287	204,258
Dae Han Flour Mills Co., Ltd.	865	142,282
Dae Hwa Pharmaceutical Co., Ltd.	11,978	232,169
Daeduck Electronics Co.	61,318	556,098
Daekyo Co., Ltd.	21,042	123,666
Daesang Corp.	21,691	533,259
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	53,555	1,504,702
Daewoong Co., Ltd. *	24,823	441,416
Daewoong Pharmaceutical Co., Ltd. *	4,705	811,568
Daishin Securities Co., Ltd. *	55,832	551,023
Daou Technology, Inc.	25,207	493,068
Dawonsys Co., Ltd.	20,291	268,815
DB HiTek Co., Ltd.	39,109	432,922
Dentium Co., Ltd. *	6,753	374,066
DIO Corp. *	14,886	405,669
Dong-A Socio Holdings Co., Ltd. *	3,700	355,295
Dong-A ST Co., Ltd.	5,507	504,331
Dongjin Semichem Co., Ltd. *	36,489	329,300
DongKook Pharmaceutical Co., Ltd.	5,314	271,677
Dongkuk Steel Mill Co., Ltd. *	72,092	525,611
Dongwon F&B Co., Ltd.	1,263	305,447
Dongwon Industries Co., Ltd.	1,447	289,477
Doosan Bobcat, Inc.	27,517	780,468
DoubleUGames Co., Ltd.	10,247	558,497
Duzone Bizon Co., Ltd.	20,237	764,713
Ecopro Co., Ltd. *	19,521	564,090
Enzychem Lifesciences Corp. *	7,321	626,194
Eo Technics Co., Ltd. *	10,140	531,027
Esmo Corp. *	110,398	634,099
F&F Co., Ltd.	7,079	414,153
Feelux Co., Ltd. *	44,703	467,023
Fila Korea Ltd.	57,296	2,832,451
Foosung Co., Ltd. *	53,338	386,507
G-treeBNT Co., Ltd. *	24,402	657,403
Gamevil, Inc. *	4,692	221,521
GemVax & Kael Co., Ltd. *	34,441	445,556
Genexine Co., Ltd. *	14,157	1,090,065
Grand Korea Leisure Co., Ltd.	23,871	500,894
Green Cross Cell Corp.	7,115	338,448
Green Cross Corp.	6,617	888,385
Green Cross Holdings Corp.	33,873	787,569
GS Home Shopping, Inc.	3,677	601,554
Halla Holdings Corp.	10,194	394,726
Hana Tour Service, Inc.	10,871	674,665
Hanall Biopharma Co., Ltd. *	42,203	1,395,885
Hancom, Inc.	20,648	246,924
Handsome Co., Ltd.	16,525	539,961
Hanil Cement Co., Ltd.	2,863	364,016
Hanjin Kal Corp. *	33,878	768,106
Hanjin Transportation Co., Ltd. *	14,525	550,806
Hankook Shell Oil Co., Ltd.	1,050	309,949
Hankook Tire Worldwide Co., Ltd.	25,093	363,667
Hansae Co., Ltd.	21,167	454,506
Hansol Chemical Co., Ltd.	9,761	781,088
Hansol Holdings Co., Ltd. *	37,018	150,745
Hansol Paper Co., Ltd.	21,601	341,867
Hanwha General Insurance Co., Ltd.	104,229	501,359
Hanwha Investment & Securities Co., Ltd. *	89,796	182,035
HLB Life Science Co., Ltd. *	36,552	617,487
Security	Number of Shares	Value ($)
HLB, Inc. *	38,946	3,109,586
Homecast Co., Ltd. *	32,089	132,955
HS Industries Co., Ltd. *	54,220	379,400
Huchems Fine Chemical Corp.	26,167	510,683
Hugel, Inc. *	2,435	759,490
Huons Co., Ltd.	6,122	398,989
Huons Global Co., Ltd.	6,433	247,665
Hyosung Advanced Materials Corp. *	3,268	341,416
Hyosung Chemical Corp.	2,479	336,132
Hyosung Corp.	10,198	680,048
Hyosung Heavy Industries Corp. *	5,153	201,593
Hyundai Corp.	9,359	224,676
Hyundai Electric & Energy System Co., Ltd. *	14,847	401,306
Hyundai Elevator Co., Ltd. *	17,815	1,509,531
Hyundai Greenfood Co., Ltd.	61,000	753,890
Hyundai Home Shopping Network Corp.	6,798	658,826
Hyundai Merchant Marine Co., Ltd. *	315,360	1,121,579
Hyundai Rotem Co., Ltd. *	55,378	1,275,265
i-SENS, Inc.	8,000	170,357
Iljin Materials Co., Ltd. *	18,481	669,601
Ilyang Pharmaceutical Co., Ltd. *	15,839	418,965
iMarketKorea, Inc.	23,200	189,775
InBody Co., Ltd.	14,272	300,744
Innocean Worldwide, Inc.	13,049	810,994
Innox Advanced Materials Co., Ltd. *	7,426	338,716
Inscobee, Inc. *	100,940	516,053
Insun ENT Co., Ltd. *	29,933	180,178
iNtRON Biotechnology, Inc. *	28,990	530,981
IS Dongseo Co., Ltd.	14,336	421,272
JB Financial Group Co., Ltd.	158,786	838,614
Jeil Pharmaceutical Co., Ltd.	9,453	379,482
Jenax, Inc. *	21,567	217,645
Jusung Engineering Co., Ltd.	37,251	238,801
JW Holdings Corp.	56,944	370,614
JW Pharmaceutical Corp.	13,849	515,936
JYP Entertainment Corp.	31,907	808,526
KEPCO Engineering & Construction Co., Inc. *	14,246	334,395
KISWIRE Ltd. *	9,102	222,553
KIWOOM Securities Co., Ltd. *	13,978	1,006,684
Koh Young Technology, Inc.	14,750	1,057,037
Kolmar Korea Co., Ltd. *	16,472	1,159,938
Kolmar Korea Holdings Co., Ltd. *	7,400	240,482
Kolon Corp.	8,997	278,781
Kolon Industries, Inc.	20,388	978,885
Kolon Life Science, Inc. *	7,787	591,970
Komipharm International Co., Ltd. *	36,522	772,849
Korea Asset In Trust Co., Ltd.	67,603	257,260
Korea Electric Terminal Co., Ltd.	7,992	397,220
Korea Line Corp. *	13,939	284,431
Korea PetroChemical Ind Co., Ltd.	3,595	559,371
Korea Real Estate Investment & Trust Co., Ltd.	199,176	449,815
Korean Reinsurance Co.	99,285	799,788
Kumho Industrial Co., Ltd.	30,851	342,880
Kumho Tire Co., Inc. *	149,732	680,297
Kwang Dong Pharmaceutical Co., Ltd.	43,565	280,827
L&F Co., Ltd.	18,292	553,786
LEENO Industrial, Inc.	11,312	531,051
LF Corp.	23,811	537,743
LG Hausys Ltd.	5,808	338,761
LG Innotek Co., Ltd.	16,425	1,577,221
LG International Corp.	26,003	390,727
LIG Nex1 Co., Ltd.	12,817	443,871
Lock&Lock Co., Ltd.	19,634	331,685
Lotte Confectionery Co., Ltd. *	1,624	258,465
Lotte Food Co., Ltd. *	416	243,749

26
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
LOTTE Himart Co., Ltd.	12,691	552,347
LS Industrial Systems Co., Ltd.	18,555	874,380
Lutronic Corp. *	19,436	190,092
Maeil Dairies Co., Ltd. *	3,914	274,923
Medipost Co., Ltd. *	8,910	641,691
Medy-Tox, Inc.	4,759	2,310,317
Meritz Financial Group, Inc.	33,370	379,778
Meritz Fire & Marine Insurance Co., Ltd.	65,184	1,280,845
Meritz Securities Co., Ltd.	316,793	1,294,269
Mirae Asset Life Insurance Co., Ltd.	86,447	399,684
Modetour Network, Inc.	15,235	325,100
Namhae Chemical Corp. *	22,589	244,026
Namyang Dairy Products Co., Ltd. *	442	246,407
Naturecell Co., Ltd. *	46,386	565,029
Nexen Tire Corp.	32,444	276,641
NICE Holdings Co., Ltd. *	23,278	370,478
NICE Information Service Co., Ltd. *	42,859	394,408
NS Shopping Co., Ltd.	18,871	207,217
Orange Life Insurance Ltd.	37,017	1,174,986
Orion Holdings Corp.	23,938	405,458
Osstem Implant Co., Ltd. *	11,464	537,168
Pan Ocean Co., Ltd. *	223,322	858,778
Partron Co., Ltd.	47,380	417,055
Pearl Abyss Corp. *	6,856	1,097,862
Peptron, Inc. *	16,862	381,558
Pharmicell Co., Ltd. *	61,548	662,160
Poongsan Corp.	23,472	665,739
POSCO Chemtech Co., Ltd.	23,704	1,452,126
Posco ICT Co., Ltd.	55,936	287,961
S&T Motiv Co., Ltd.	7,906	253,762
Samchully Co., Ltd. *	2,536	215,336
Samwha Capacitor Co., Ltd.	7,994	436,411
Samyang Corp.	3,391	190,550
Samyang Holdings Corp.	6,210	465,460
Sangsangin Co., Ltd. *	35,610	663,314
Seah Besteel Corp.	12,000	205,922
Sebang Global Battery Co., Ltd.	9,699	357,450
Seegene, Inc. *	19,005	364,148
Seobu T&D *	30,782	250,427
Seoul Semiconductor Co., Ltd. *	42,650	900,629
SFA Engineering Corp.	19,824	733,243
Shinsegae International, Inc.	2,723	549,587
Shinyoung Securities Co., Ltd.	4,111	221,505
Silicon Works Co., Ltd.	10,926	417,242
SK Chemicals Co., Ltd.	10,976	719,242
SK Discovery Co., Ltd.	13,864	355,013
SK Gas Ltd.	4,668	333,695
SK Materials Co., Ltd.	5,285	802,125
SK Securities Co., Ltd. *	465,679	299,770
SKCKOLONPI, Inc.	15,970	489,877
SL Corp. *	14,684	275,480
SM Entertainment Co., Ltd. *	20,577	850,743
Songwon Industrial Co., Ltd.	21,408	392,109
Soulbrain Co., Ltd.	10,997	500,619
SPC SAMLIP Co., Ltd. *	2,628	266,375
Ssangyong Cement Industrial Co., Ltd.	116,655	657,591
ST Pharm Co., Ltd.	11,816	232,706
Studio Dragon Corp. *	7,393	618,548
Sung Kwang Bend Co., Ltd.	22,908	211,828
Taekwang Industrial Co., Ltd. *	659	878,901
Taeyoung Engineering & Construction Co., Ltd.	44,604	471,937
Taihan Electric Wire Co., Ltd. *	292,256	294,932
Telcon RF Pharmaceutical, Inc. *	79,240	570,680
TES Co., Ltd.	17,685	247,656
Tongyang Life Insurance Co., Ltd.	31,641	135,741
Tongyang, Inc. *	263,862	446,926
Toptec Co., Ltd.	26,424	238,467
Security	Number of Shares	Value ($)
Vidente Co., Ltd. *	30,916	170,427
Vieworks Co., Ltd.	8,709	265,599
ViroMed Co., Ltd. *	15,619	3,857,881
Webzen, Inc. *	19,969	368,415
WeMade Entertainment Co., Ltd.	11,006	478,522
WONIK IPS Co., Ltd. *	31,449	644,527
YG Entertainment, Inc.	13,064	488,434
Young Poong Corp. *	466	327,323
Youngone Corp.	31,549	984,591
Youngone Holdings Co., Ltd. *	6,394	351,337
Yuanta Securities Korea Co., Ltd. *	91,845	269,076
Yungjin Pharmaceutical Co., Ltd. *	95,883	565,221
		126,486,058

Singapore 1.8%
Accordia Golf Trust	1,020,946	472,240
AIMS AMP Capital Industrial REIT	586,780	607,972
Ascendas Hospitality Trust	990,568	634,134
Ascendas India Trust	817,860	683,971
Ascott Residence Trust	1,345,979	1,135,595
Asian Pay Television Trust	1,907,326	183,505
Boustead Singapore Ltd.	147,840	88,625
Bukit Sembawang Estates Ltd.	198,770	834,093
Cache Logistics Trust	1,361,874	720,648
CapitaLand Retail China Trust	658,834	711,884
CDL Hospitality Trusts	937,189	1,095,884
China Hongxing Sports Ltd. (b)	884,000	—
ESR-REIT	2,464,179	984,796
Far East Hospitality Trust	1,167,410	552,947
First Real Estate Investment Trust	658,834	526,599
First Resources Ltd.	635,713	804,521
Frasers Centrepoint Trust	671,529	1,138,101
Frasers Commercial Trust	794,461	876,071
Frasers Hospitality Trust	834,584	450,893
Frasers Logistics & Industrial Trust	1,587,384	1,292,275
GuocoLand Ltd.	225,252	315,073
Keppel DC REIT	889,989	968,238
Keppel Infrastructure Trust	2,309,076	880,087
Keppel REIT	2,248,772	2,047,062
Lippo Malls Indonesia Retail Trust	1,978,099	300,111
Manulife US Real Estate Investment Trust	1,226,795	1,030,508
Mapletree Commercial Trust	2,192,513	2,872,075
Mapletree Industrial Trust	1,500,761	2,221,375
Mapletree Logistics Trust	2,580,172	2,635,167
Mapletree North Asia Commercial Trust	2,221,739	2,055,339
NetLink NBN Trust	3,094,388	1,832,083
OUE Hospitality Trust	1,239,639	660,554
OUE Ltd.	353,566	431,752
Parkway Life Real Estate Investment Trust	473,832	1,006,437
Raffles Medical Group Ltd.	1,002,010	815,728
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,245,042	391,610
Sheng Siong Group Ltd.	406,656	325,036
Silverlake Axis Ltd.	1,019,519	430,081
Soilbuild Business Space REIT	1,027,418	456,225
SPH REIT	674,175	513,914
Starhill Global REIT	1,668,189	858,046
United Engineers Ltd.	541,245	973,376
Yoma Strategic Holdings Ltd.	1,833,135	461,268
		38,275,899

Spain 1.8%
Aedas Homes SAU *	25,610	685,893
Almirall S.A.	70,108	1,229,413
Applus Services S.A.	163,046	1,984,712

27
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Atresmedia Corp de Medios de Comunicaion S.A.	94,736	470,986
Bolsas y Mercados Espanoles SHMSF S.A.	87,214	2,490,711
Cia de Distribucion Integral Logista Holdings S.A.	74,053	1,866,938
Cie Automotive S.A.	61,264	1,744,034
Codere S.A. *	58,915	251,575
Construcciones y Auxiliar de Ferrocarriles S.A.	21,232	1,010,594
Distribuidora Internacional de Alimentacion S.A.	509,361	330,721
Ebro Foods S.A.	86,159	1,839,549
Ence Energia y Celulosa S.A.	136,000	980,285
Euskaltel S.A.	119,141	1,064,977
Faes Farma S.A.	337,831	1,273,318
Fluidra S.A. *	68,449	767,738
Gestamp Automocion S.A.	160,460	977,530
Global Dominion Access S.A. *	132,040	722,451
Indra Sistemas S.A. *	139,383	1,510,178
Lar Espana Real Estate Socimi S.A.	77,800	699,868
Let's GOWEX S.A. *(b)	5,361	—
Liberbank S.A. *	1,418,791	694,699
Masmovil Ibercom S.A. *	86,270	1,799,678
Melia Hotels International S.A.	126,392	1,208,231
Metrovacesa S.A. *	51,066	659,990
Neinor Homes S.A. *	84,802	1,112,418
Obrascon Huarte Lain S.A. (a)	189,326	189,543
Pharma Mar S.A. *	194,157	323,229
Promotora de Informaciones S.A., Class A *	345,782	667,787
Prosegur Cash S.A.	452,820	1,064,768
Prosegur Cia de Seguridad S.A.	302,915	1,695,673
Sacyr S.A.	365,980	880,992
Tecnicas Reunidas S.A.	34,740	930,415
Unicaja Banco S.A.	929,328	1,089,973
Viscofan S.A.	44,651	2,610,845
		36,829,712

Sweden 4.5%
AAK AB	192,916	2,878,264
AF AB, B Shares	79,500	1,448,633
Arjo AB, B Shares	240,330	883,920
Atrium Ljungberg AB, B Shares	48,970	859,430
Attendo AB	120,694	821,781
Avanza Bank Holding AB	27,492	1,202,051
Axfood AB	131,983	2,444,289
Betsson AB	144,373	1,160,371
Bilia AB, A Shares	89,204	818,527
BillerudKorsnas AB (a)	202,167	2,634,761
Bonava AB, B Shares	98,267	1,229,575
Bravida Holding AB	228,425	1,893,086
Bure Equity AB	53,769	803,853
Castellum AB	311,977	5,686,473
Clas Ohlson AB, B Shares	42,884	369,341
Cloetta AB, B Shares	262,437	672,106
Collector AB *	49,106	267,057
Concentric AB	45,398	707,231
Dometic Group AB	329,598	2,751,203
Evolution Gaming Group AB	27,997	2,091,275
Fabege AB	303,046	4,073,575
Getinge AB, B Shares	247,176	2,925,453
Haldex AB	36,848	256,280
Hembla AB *	39,115	720,373
Hemfosa Fastigheter AB	206,560	1,765,585
Hexpol AB	283,615	2,533,292
Holmen AB, B Shares	112,819	2,385,764
Security	Number of Shares	Value ($)
Hufvudstaden AB, A Shares	122,556	1,980,928
Indutrade AB	105,531	3,009,063
Intrum AB (a)	84,574	2,538,860
Investment AB Oresund *	39,623	570,047
JM AB	78,939	1,620,564
Klovern AB, B Shares	562,202	749,140
Kungsleden AB	218,476	1,633,120
Lifco AB, B Shares	52,052	2,131,545
Lindab International AB	78,382	731,963
Loomis AB, B Shares	80,556	2,932,260
Mekonomen AB	48,115	354,450
Modern Times Group MTG AB, B Shares	73,245	2,483,635
Munters Group AB	61,317	270,691
Mycronic AB	77,880	1,147,441
NCC AB, B Shares (a)	109,832	1,647,950
NetEnt AB	216,482	844,755
Nobia AB	128,146	782,284
Nolato AB, B Shares	20,093	900,089
Nyfosa AB *	186,422	1,077,046
Oriflame Holding AG	26,862	550,004
Pandox AB	80,708	1,397,201
Peab AB	231,750	2,023,579
Ratos AB, B Shares	242,553	530,791
Resurs Holding AB	124,531	808,783
Sagax AB, Class D	70,991	259,178
SAS AB *	312,994	792,089
Scandic Hotels Group AB	80,017	807,044
SkiStar AB	50,940	593,574
SSAB AB, A Shares	274,652	1,077,399
SSAB AB, B Shares	641,358	2,111,527
Sweco AB, B Shares	78,479	1,858,527
Thule Group AB	114,734	2,553,042
Vitrolife AB	77,029	1,564,830
Wallenstam AB, B Shares	186,789	1,748,358
Wihlborgs Fastigheter AB	151,862	2,018,312
		94,383,618

Switzerland 3.7%
Allreal Holding AG	16,544	2,665,441
Alpiq Holding AG *	5,572	399,918
ALSO Holding AG	2,686	354,287
APG SGA S.A.	1,210	394,750
Arbonia AG *	55,424	643,145
Aryzta AG *	1,047,251	1,198,420
Ascom Holding AG	44,874	573,875
Autoneum Holding AG	3,151	519,051
Bachem Holding AG, Class B	6,463	727,915
Basilea Pharmaceutica AG *	13,716	681,807
Belimo Holding AG	515	2,432,318
Bell Food Group AG	2,291	678,423
BKW AG	21,635	1,461,590
Bobst Group AG	9,029	709,667
Bossard Holding AG, Class A	2,778	448,685
Bucher Industries AG	7,596	2,359,167
Burckhardt Compression Holding AG	3,718	1,068,151
Cembra Money Bank AG	32,453	3,117,599
Ceva Logistics AG *	36,427	1,098,807
Comet Holding AG (a)	8,941	874,624
Conzzeta AG	1,369	1,168,089
COSMO Pharmaceuticals N.V. *(a)	8,398	744,372
Daetwyler Holding AG	8,131	1,199,816
dormakaba Holding AG	3,521	2,233,760
EFG International AG	93,065	636,190
Emmi AG	2,257	1,847,604
Forbo Holding AG	1,281	1,834,960
Galenica AG	54,862	2,504,641
GAM Holding AG	185,567	737,648

28
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Huber & Suhner AG	17,737	1,370,959
Idorsia Ltd. *	101,015	1,728,875
Implenia AG	17,509	594,062
Inficon Holding AG	2,281	1,182,630
Interroll Holding AG	690	1,228,729
Intershop Holding AG	1,519	777,645
Kardex AG	5,667	754,311
Komax Holding AG	3,854	970,270
Kudelski S.A. (a)	47,596	277,110
Landis & Gyr Group AG	28,535	1,814,588
LEM Holding S.A.	519	617,882
Leonteq AG *(a)	11,713	497,350
Liechtensteinische Landesbank AG	10,948	745,106
Meyer Burger Technology AG *	704,272	572,636
Mobimo Holding AG	7,695	1,830,672
Panalpina Welttransport Holding AG	14,677	2,292,453
Rieter Holding AG	3,876	566,109
Schmolz & Bickenbach AG *	558,818	328,156
Schweiter Technologies AG	945	935,324
SFS Group AG	19,006	1,558,713
Siegfried Holding AG	4,391	1,591,198
St. Galler Kantonalbank AG	2,585	1,254,615
Sunrise Communications Group AG	38,800	2,884,100
Swissquote Group Holding S.A.	10,910	533,344
Tecan Group AG	12,980	2,949,882
u-blox Holding AG	7,957	722,456
Valiant Holding AG	18,116	2,065,828
Valora Holding AG	4,294	1,153,026
VAT Group AG	29,698	3,094,411
Vetropack Holding AG	236	514,073
Vontobel Holding AG	31,951	1,796,081
VP Bank AG	2,550	354,266
VZ Holding AG	3,275	858,036
Ypsomed Holding AG (a)	4,281	507,944
Zehnder Group AG	10,711	387,067
		76,624,627

United Kingdom 13.6%
888 Holdings plc	316,341	745,175
AA plc	712,397	854,699
Acacia Mining plc *	168,002	483,119
AG Barr plc	103,679	1,054,962
Aggreko plc	274,008	2,611,707
Alfa Financial Software Holdings plc *	83,374	135,958
Amigo Holdings plc (a)	146,363	454,669
AO World plc *(a)	291,608	390,971
Ascential plc	439,285	2,149,030
Assura plc	2,722,867	2,089,713
Avast plc *	308,887	1,267,680
Bakkavor Group plc	116,159	224,030
Balfour Beatty plc	775,528	2,970,806
Bank of Cyprus Holdings plc *	387,560	481,033
Bank of Georgia Group plc	43,470	968,360
BBA Aviation plc	1,161,168	3,759,240
BCA Marketplace plc	888,114	2,403,906
Beazley plc	580,910	4,230,360
Big Yellow Group plc	170,600	2,224,903
Bodycote plc	209,208	2,112,051
Bovis Homes Group plc	149,672	2,153,037
Brewin Dolphin Holdings plc	298,751	1,247,738
Britvic plc	300,345	3,671,304
BTG plc *	440,635	4,882,119
Cairn Energy plc *	661,046	1,784,893
Card Factory plc	356,338	925,180
Centamin plc	1,265,989	1,536,047
Charter Court Financial Services Group plc	173,979	717,832
Security	Number of Shares	Value ($)
Chemring Group plc	322,916	644,266
Chesnara plc	181,740	859,359
Close Brothers Group plc	173,833	3,491,351
CMC Markets plc	95,143	105,669
Coats Group plc	1,562,219	1,841,026
Computacenter plc	84,087	1,241,470
Countryside Properties plc	523,791	2,271,224
Cranswick plc	57,822	1,901,192
Crest Nicholson Holdings plc	279,427	1,452,470
Daejan Holdings plc	5,694	438,511
Daily Mail & General Trust plc, A Shares	299,254	2,543,462
Dairy Crest Group plc	171,745	1,439,160
De La Rue plc	127,273	717,772
Dechra Pharmaceuticals plc	114,755	3,773,153
Devro plc	199,331	471,932
Dignity plc	57,588	563,760
Diploma plc	129,147	2,322,445
Domino's Pizza Group plc	528,370	1,641,706
Drax Group plc	453,746	2,201,669
Dunelm Group plc	110,607	1,231,381
EI Group plc *	510,797	1,375,808
Electrocomponents plc	510,878	3,763,176
Elementis plc	670,273	1,600,297
Entertainment One Ltd.	409,341	2,288,929
Equiniti Group plc	368,585	982,961
Essentra plc	305,838	1,532,804
Ferrexpo plc	346,523	1,197,906
Firstgroup plc *	1,403,721	1,668,245
Galliford Try plc	127,604	1,255,125
Games Workshop Group plc	33,520	1,395,509
Genus plc	72,968	2,125,499
Georgia Capital plc *	43,470	637,170
Gocompare.Com Group plc	379,936	331,512
Grafton Group plc	244,850	2,602,144
Grainger plc	687,742	2,259,472
Great Portland Estates plc	320,582	3,248,363
Greencore Group plc	545,140	1,421,178
Greene King plc	353,235	3,100,931
Greggs plc	116,125	2,764,796
Halfords Group plc	244,110	768,218
Hansteen Holdings plc	465,708	607,050
Hastings Group Holdings plc	362,482	1,079,024
Hays plc	1,547,069	3,127,791
Helical plc	110,305	498,837
Hill & Smith Holdings plc	92,187	1,446,892
Hochschild Mining plc	273,906	722,816
HomeServe plc	310,967	3,941,773
Hunting plc	162,528	1,183,578
Ibstock plc	451,120	1,513,288
IG Group Holdings plc	404,521	3,037,312
Indivior plc *	839,686	1,199,515
IntegraFin Holdings plc	213,682	1,012,102
Intermediate Capital Group plc	312,462	4,355,549
International Personal Finance plc	262,448	700,957
ITE Group plc	823,802	741,815
IWG plc	756,747	2,318,083
J.D. Wetherspoon plc	79,052	1,379,530
Jardine Lloyd Thompson Group plc	137,349	3,485,686
John Laing Group plc	558,475	2,852,459
JRP Group plc	1,020,306	1,399,180
Jupiter Fund Management plc	469,049	2,113,089
KCOM Group plc	599,596	570,229
Keller Group plc	85,580	603,299
Kier Group plc	170,943	1,185,742
Lancashire Holdings Ltd.	230,840	2,034,142
LondonMetric Property plc	714,848	1,830,328
Lookers plc	374,436	510,986
Man Group plc	1,737,158	3,192,086

29
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Marshalls plc	232,597	1,678,372
Marston's plc	759,120	997,589
McCarthy & Stone plc	602,611	990,695
Metro Bank plc *(a)	99,943	1,182,450
Mitchells & Butlers plc *	257,855	983,647
Mitie Group plc	431,813	740,343
Moneysupermarket.com Group plc	602,182	2,760,918
Morgan Advanced Materials plc	346,748	1,189,921
N Brown Group plc	169,763	228,963
National Express Group plc	483,512	2,729,399
NCC Group plc	306,960	502,194
NewRiver REIT plc (a)	337,257	982,403
Northgate plc	161,573	785,275
Nostrum Oil & Gas plc *	95,942	127,357
OneSavings Bank plc	279,385	1,458,198
Ophir Energy plc *	755,087	555,401
Pagegroup plc	371,154	2,223,499
Paragon Banking Group plc	283,615	1,638,715
Petra Diamonds Ltd. *	958,858	283,644
Petrofac Ltd.	301,179	1,713,759
Pets at Home Group plc	573,441	1,154,779
Playtech plc	325,428	1,828,366
Polypipe Group plc	208,355	1,151,765
Premier Foods plc *	832,652	435,805
Premier Oil plc *	903,933	892,123
Primary Health Properties plc	926,628	1,515,985
Provident Financial plc *	292,311	2,340,594
PZ Cussons plc	231,885	587,868
QinetiQ Group plc	653,851	2,668,201
Rank Group plc	208,391	451,805
Rathbone Brothers plc	62,586	1,917,980
RDI REIT plc	278,200	508,797
Redrow plc	264,270	2,188,122
Renewi plc	744,246	248,965
Rhi Magnesita N.V.	35,532	2,099,339
Rotork plc	979,390	3,706,144
RPS Group plc	281,765	693,335
Safestore Holdings plc	240,062	1,955,753
Saga plc	1,301,547	2,096,469
Sanne Group plc	158,311	1,084,433
Savills plc	153,433	1,818,364
Schroder Real Estate Investment Trust Ltd.	625,730	479,395
Senior plc	492,713	1,500,769
Serco Group plc *	1,264,340	2,174,437
Shaftesbury plc	265,829	3,113,265
SIG plc	688,795	1,147,040
Sirius Minerals plc *(a)	5,165,585	1,372,775
Soco International plc	297,351	259,452
Softcat plc	147,486	1,486,977
Sophos Group plc	373,597	1,628,909
Spectris plc	133,382	4,681,888
Spire Healthcare Group plc	327,149	554,805
Sports Direct International plc *	238,992	857,649
SSP Group plc	513,945	4,539,093
ST Modwen Properties plc	200,318	1,084,423
Stagecoach Group plc	474,599	1,006,235
Stobart Group Ltd.	370,543	746,189
Superdry plc	80,517	554,756
Synthomer plc	294,348	1,489,313
TalkTalk Telecom Group plc (a)	714,260	952,888
TBC Bank Group plc	36,505	730,272
Ted Baker plc	31,779	771,837
Telecom Plus plc	66,518	1,252,815
The Go-Ahead Group plc	50,436	1,371,216
The Restaurant Group plc	518,426	873,671
The Unite Group plc	290,962	3,543,064
Thomas Cook Group plc	1,576,670	636,688
Security	Number of Shares	Value ($)
TP ICAP plc	637,824	2,691,878
Tritax Big Box REIT plc	1,854,810	3,510,660
Tullow Oil plc *	1,545,276	4,532,095
UDG Healthcare plc	286,213	2,202,303
Ultra Electronics Holdings plc	83,162	1,371,611
Vectura Group plc *	925,423	964,414
Vesuvius plc	241,776	1,953,637
Victrex plc	91,237	2,846,973
WH Smith plc	120,481	3,362,083
Wizz Air Holdings plc *	39,697	1,605,678
Workspace Group plc	152,114	1,985,838
		285,581,406
Total Common Stock
(Cost $2,066,879,380)		2,070,425,939

Preferred Stock 0.3% of net assets

Germany 0.3%
Biotest AG	24,068	626,233
Draegerwerk AG & Co. KGaA	8,306	467,227
Jungheinrich AG	53,618	1,661,913
Schaeffler AG	85,925	788,613
Sixt SE	20,474	1,370,849
		4,914,835

Republic of Korea 0.0%
Daishin Securities Co., Ltd. *	15,000	116,165

Sweden 0.0%
Klovern AB	18,389	677,333
Total Preferred Stock
(Cost $6,066,180)		5,708,333

Rights 0.0% of net assets

Australia 0.0%
Superloop Ltd. expires 03/20/19 (b)	11,800	2,057

Norway 0.0%
Norwegian Air Shuttle A.S.A. expires 03/08/19 *	30,486	89,178
Total Rights
(Cost $215,319)		91,235

Warrants 0.0% of net assets

Singapore 0.0%
Ezion Holdings Ltd. expires 04/16/23 *(b)	802,298	5,937
Total Warrants
(Cost $—)		5,937

30
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Companies 3.2% of net assets

Switzerland 0.3%
BB Biotech AG	58,837	4,149,066
HBM Healthcare Investments AG, Class A *	6,090	1,020,909
		5,169,975

United Kingdom 0.1%
F&C Commercial Property Trust Ltd.	426,400	695,332
Picton Property Income Ltd.	364,361	418,241
UK Commercial Property REIT Ltd.	476,715	545,942
		1,659,515

United States 2.8%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (c)	2,523,460	2,523,460
Securities Lending Collateral 2.7%
Wells Fargo Government Money Market Fund, Select Class 2.34% (c)	56,996,226	56,996,226
		59,519,686
Total Other Investment Companies
(Cost $65,450,831)		66,349,176

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/15/19	96	8,971,200	141,361
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $52,701,385.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
31
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 97.0% of net assets

Brazil 6.8%
Ambev S.A. ADR	5,389,434	24,414,136
Atacadao Distribuicao Comercio e Industria Ltda	433,499	2,256,356
B2W Cia Digital *	210,935	2,719,474
B3 S.A. - Brasil Bolsa Balcao	2,439,970	21,333,675
Banco Bradesco S.A.	1,053,020	10,818,708
Banco BTG Pactual S.A.	245,571	2,236,184
Banco do Brasil S.A.	1,275,837	17,214,146
Banco Santander Brasil S.A.	472,752	5,665,082
BB Seguridade Participacoes S.A.	855,655	6,228,753
BR Malls Participacoes S.A.	998,626	3,565,523
BRF S.A. ADR *	712,225	3,902,993
CCR S.A.	1,407,151	5,339,313
Centrais Eletricas Brasileiras S.A. *	399,965	3,943,925
Cielo S.A.	1,403,101	4,066,851
Companhia de Saneamento Basico do Estado de Sao Paulo	416,844	4,373,792
Companhia Siderurgica Nacional S.A. *	773,437	2,697,568
Cosan S.A.	200,611	2,337,631
EDP - Energias do Brasil S.A.	457,282	2,109,454
Embraer S.A.	887,419	4,514,887
Energisa S.A.	166,335	1,787,428
Engie Brasil Energia S.A.	221,951	2,435,972
Equatorial Energia S.A.	198,651	4,350,432
Estacio Participacoes S.A.	328,876	2,415,981
Fleury S.A.	267,175	1,424,838
Grendene S.A.	466,209	1,077,803
Hapvida Participacoes e Investimentos S.A.	137,243	1,192,654
Hypera S.A.	480,155	3,444,082
IRB Brasil Resseguros S.A.	220,902	5,242,391
Itau Unibanco Holding S.A. ADR	5,711,564	53,688,702
JBS S.A.	1,252,180	4,484,175
Klabin S.A.	876,134	4,214,508
Kroton Educacional S.A.	1,841,691	5,387,201
Localiza Rent a Car S.A.	642,171	5,916,141
Lojas Americanas S.A.	295,494	1,181,897
Lojas Renner S.A.	864,507	9,976,898
M Dias Branco S.A.	111,093	1,391,680
Magazine Luiza S.A.	90,483	4,185,103
Multiplan Empreendimentos Imobiliarios S.A.	342,814	2,300,814
Natura Cosmeticos S.A.	239,575	3,090,631
Notre Dame Intermedica Participacoes S.A. *	203,600	1,803,504
Odontoprev S.A.	304,786	1,349,096
Petrobras Distribuidora S.A.	398,633	2,598,914
Petroleo Brasileiro S.A.	3,581,477	28,516,207
Porto Seguro S.A.	116,342	1,738,499
Qualicorp Consultoria e Corretora de Seguros S.A.	282,278	1,165,919
Raia Drogasil S.A.	277,403	4,838,326
Rumo S.A. *	1,361,716	7,065,927
Sao Martinho S.A.	162,390	813,195
Smiles Fidelidade S.A.	84,818	1,085,598
Sul America S.A.	282,352	2,288,781
Security	Number of Shares	Value ($)
Suzano Papel e Celulose S.A.	698,692	8,879,317
Tim Participacoes S.A.	1,037,873	3,271,158
Transmissora Alianca de Energia Eletrica S.A.	334,235	2,224,520
Ultrapar Participacoes S.A. ADR (a)	533,187	7,512,605
Vale S.A.	4,226,375	53,079,731
Via Varejo S.A.	532,674	650,529
WEG S.A.	885,986	4,351,673
		382,161,281

Chile 1.3%
AES Gener S.A.	3,026,387	906,310
Aguas Andinas S.A., A Shares	3,396,788	1,991,932
Banco de Chile ADR (a)	165,282	5,267,537
Banco de Credito e Inversiones S.A.	53,411	3,657,470
Banco Santander Chile ADR	194,894	6,168,395
Cencosud S.A.	1,744,399	3,252,642
Cia Cervecerias Unidas S.A.	193,738	2,744,122
Colbun S.A.	8,309,074	1,922,383
Empresa Nacional de Telecomunicaciones S.A.	182,312	1,921,052
Empresas CMPC S.A.	1,391,887	5,228,942
Empresas COPEC S.A.	595,374	8,091,977
Enel Americas S.A. ADR	680,308	5,966,301
Enel Chile S.A.	16,727,986	1,757,802
Enel Chile S.A. ADR	143,198	747,494
Engie Energia Chile S.A.	567,137	1,130,506
Itau CorpBanca	211,180,268	2,002,717
Latam Airlines Group S.A. ADR (a)	389,812	4,510,125
Parque Arauco S.A.	781,332	2,147,746
Plaza S.A.	275,000	665,216
S.A.C.I. Falabella	882,275	6,871,458
Sociedad Quimica y Minera de Chile S.A. ADR (a)	117,046	4,824,636
		71,776,763

China 34.5%
3SBio, Inc.	1,489,540	2,463,022
51job, Inc. *	28,028	2,025,303
58.com, Inc. ADR *	116,538	8,496,786
Agile Property Holdings Ltd.	1,836,551	2,295,162
Agricultural Bank of China Ltd., H Shares	37,662,624	18,040,137
Air China Ltd., H Shares	2,295,921	2,480,243
Alibaba Group Holding Ltd. ADR *	1,476,484	270,240,866
Alibaba Health Information Technology Ltd. *	4,529,444	4,644,962
Alibaba Pictures Group Ltd. *	16,714,634	3,087,495
Aluminum Corp. of China Ltd., H Shares *	5,677,475	2,328,909
Angang Steel Co., Ltd., H Shares	1,421,916	1,057,860
Anhui Conch Cement Co., Ltd., H Shares	1,492,549	8,537,218
Anhui Expressway Co., Ltd., Class H	473,504	309,444
ANTA Sports Products Ltd.	1,492,260	8,744,676
Autohome, Inc. ADR *	67,093	6,310,097
AviChina Industry & Technology Co., Ltd., H Shares	3,097,472	2,197,880
BAIC Motor Corp., Ltd., H Shares	1,980,930	1,259,247
Baidu, Inc. ADR *	338,042	54,945,347

32
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Bank of China Ltd., H Shares	92,611,312	43,180,387
Bank of Communications Co., Ltd., H Shares	9,790,701	8,219,409
BBMG Corp., H Shares	3,071,676	1,126,962
BeiGene Ltd. *	40,618	5,566,697
Beijing Capital International Airport Co., Ltd., H Shares	2,220,627	2,220,684
Beijing Enterprises Holdings Ltd.	620,304	3,638,946
Beijing Enterprises Water Group Ltd. *	5,464,558	3,271,857
Beijing Jingneng Clean Energy Co., Ltd., H Shares	3,227,556	711,314
Beijing North Star Co., Ltd., Class H	707,042	223,377
Bosideng International Holdings Ltd.	3,127,780	601,665
Brilliance China Automotive Holdings Ltd.	3,442,679	3,372,596
Byd Co., Ltd., H Shares (a)	840,029	5,372,042
BYD Electronic International Co., Ltd.	1,021,492	1,306,502
CAR, Inc. *	856,225	752,625
CGN Power Co., Ltd., H Shares	14,337,389	3,780,784
China Agri-Industries Holdings Ltd.	3,418,591	1,215,046
China BlueChemical Ltd., H Shares	2,318,375	732,448
China Cinda Asset Management Co., Ltd., H Shares	11,297,690	3,281,451
China CITIC Bank Corp., Ltd., H Shares	10,459,533	6,795,539
China Coal Energy Co., Ltd., H Shares	3,064,467	1,331,223
China Communications Construction Co., Ltd., H Shares	5,534,607	5,964,837
China Communications Services Corp., Ltd., H Shares	3,193,776	3,210,132
China Conch Venture Holdings Ltd.	2,014,873	6,724,970
China Construction Bank Corp., H Shares	108,884,699	96,819,690
China Dongxiang Group Co., Ltd.	6,736,686	969,764
China Eastern Airlines Corp., Ltd., H Shares	2,013,912	1,285,345
China Everbright Bank Co., Ltd., H Shares	3,917,515	1,876,463
China Everbright International Ltd.	4,525,784	4,427,886
China Everbright Ltd.	1,026,783	2,074,547
China Evergrande Group	2,651,438	8,190,957
China Foods Ltd.	932,418	358,723
China Galaxy Securities Co., Ltd., H Shares	4,507,008	3,065,992
China Gas Holdings Ltd.	1,957,734	6,434,500
China Huarong Asset Management Co., Ltd., H Shares	12,418,223	2,847,563
China Huishan Dairy Holdings Co., Ltd. *(b)	3,872,695	—
China International Capital Corp., Ltd., H Shares	1,096,669	2,548,249
China International Marine Containers Group Co., Ltd., H Shares	662,275	749,191
China Jinmao Holdings Group Ltd.	6,922,991	3,360,161
China Life Insurance Co., Ltd., H Shares	9,101,965	25,045,535
China Literature Ltd. *(a)	237,029	1,130,823
China Longyuan Power Group Corp., Ltd., H Shares	4,225,658	3,154,521
China Machinery Engineering Corp., H Shares	1,200,360	640,718
China Medical System Holdings Ltd.	1,580,892	1,663,503
China Merchants Bank Co., Ltd., H Shares	4,661,152	21,376,528
China Merchants Port Holdings Co., Ltd.	1,737,744	3,652,676
China Merchants Securities Co., Ltd., H Shares	1,129,697	1,626,229
China Minsheng Banking Corp., Ltd., H Shares	8,071,275	6,230,977
Security	Number of Shares	Value ($)
China Mobile Ltd.	6,460,937	67,985,604
China Molybdenum Co., Ltd., H Shares	5,521,693	2,644,853
China National Building Material Co., Ltd., H Shares	4,949,557	3,940,830
China Oilfield Services Ltd., H Shares	2,351,954	2,328,044
China Overseas Land & Investment Ltd.	4,727,778	17,405,894
China Pacific Insurance (Group) Co., Ltd., H Shares	3,182,511	11,980,331
China Petroleum & Chemical Corp., H Shares	31,688,113	27,369,539
China Power International Development Ltd.	5,850,971	1,475,824
China Railway Construction Corp., Ltd., H Shares	2,248,493	3,236,767
China Railway Group Ltd., H Shares	4,860,436	4,817,217
China Railway Signal & Communication Corp., Ltd., H shares	1,969,181	1,630,574
China Reinsurance Group Corp., H shares	9,148,948	2,109,556
China Resources Beer Holdings Co., Ltd.	1,980,631	7,380,246
China Resources Cement Holdings Ltd.	2,849,826	3,035,051
China Resources Gas Group Ltd.	996,526	4,328,968
China Resources Land Ltd.	3,298,657	12,312,498
China Resources Pharmaceutical Group Ltd.	2,082,355	2,790,692
China Resources Power Holdings Co., Ltd.	2,299,640	4,359,174
China Shenhua Energy Co., Ltd., H Shares	4,283,991	10,565,628
China South City Holdings Ltd.	3,976,015	663,530
China Southern Airlines Co., Ltd., H Shares	2,123,737	1,734,204
China State Construction International Holdings Ltd.	2,260,782	2,390,442
China Taiping Insurance Holdings Co., Ltd.	1,832,123	5,671,557
China Telecom Corp., Ltd., H Shares	17,039,106	9,225,229
China Tower Corp., Ltd., H Shares *	43,484,604	10,303,621
China Traditional Chinese Medicine Holdings Co., Ltd.	3,068,061	2,024,581
China Unicom Hong Kong Ltd.	7,379,893	8,752,682
China Vanke Co., Ltd., H Shares	1,526,417	5,794,699
China Zhongwang Holdings Ltd.	1,808,887	958,619
Chongqing Rural Commercial Bank Co., Ltd., H Shares	4,070,625	2,546,150
CIFI Holdings Group Co., Ltd.	4,283,500	2,793,895
CIMC Enric Holdings Ltd.	867,468	774,663
CITIC Ltd.	6,033,271	9,176,954
CITIC Securities Co., Ltd., H Shares	2,861,210	6,932,688
CNOOC Ltd.	19,640,571	33,877,721
COSCO Shipping Development Co., Ltd., H Shares *	5,275,178	698,895
COSCO Shipping Energy Transportation Co., Ltd., H Shares	1,470,620	865,533
COSCO SHIPPING Holdings Co., Ltd., H Shares *	2,964,710	1,291,665
COSCO SHIPPING Ports Ltd.	2,333,978	2,479,729
Country Garden Holdings Co., Ltd.	9,013,484	11,872,841
Country Garden Services Holdings Co., Ltd. *	937,647	1,543,275
CRRC Corp., Ltd., H Shares	4,847,393	5,088,349
CSC Financial Co., Ltd., H Shares	1,290,820	1,167,523
CSPC Pharmaceutical Group Ltd.	5,341,737	9,118,611
Ctrip.com International Ltd. ADR *	462,422	15,782,463
Dali Foods Group Co., Ltd.	2,862,983	1,951,255
Datang International Power Generation Co., Ltd., H Shares	3,626,441	1,007,114

33
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Dongfang Electric Corp., Ltd., Class H *	412,600	319,576
Dongfeng Motor Group Co., Ltd., H Shares	3,613,620	3,843,885
ENN Energy Holdings Ltd.	929,552	9,591,800
Far East Horizon Ltd.	2,699,030	3,011,988
Fosun International Ltd.	2,676,001	4,404,435
Fullshare Holdings Ltd. *(a)	9,836,207	1,967,292
Future Land Development Holdings Ltd.	2,137,238	1,840,522
Fuyao Glass Industry Group Co., Ltd., Class H	625,949	2,236,728
GCL-Poly Energy Holdings Ltd. *	17,526,271	1,518,238
GDS Holdings Ltd. *	49,428	1,644,470
Geely Automobile Holdings Ltd.	6,013,205	11,291,325
Genscript Biotech Corp. *(a)	1,045,905	1,955,959
GF Securities Co., Ltd., H Shares	1,967,413	3,318,371
GOME Retail Holdings Ltd. *(a)	13,494,097	1,220,516
Great Wall Motor Co., Ltd., H Shares	3,829,802	2,805,340
Greentown China Holdings Ltd.	1,011,239	859,253
Guangdong Investment Ltd.	3,561,054	6,831,954
Guangshen Railway Co., Ltd., H shares	2,251,591	978,105
Guangzhou Automobile Group Co., Ltd., H Shares	4,031,295	4,955,795
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., H Shares	270,236	1,048,267
Guangzhou R&F Properties Co., Ltd., H Shares	1,300,123	2,431,375
Guotai Junan Securities Co., Ltd., H Shares	1,023,576	2,279,308
Haier Electronics Group Co., Ltd. *	1,610,386	4,800,509
Haitian International Holdings Ltd.	699,940	1,530,099
Haitong Securities Co., Ltd., H Shares	4,188,948	5,560,503
Health & Happiness H&H International Holdings Ltd. *	210,846	1,360,461
Hengan International Group Co., Ltd.	888,994	7,185,746
HengTen Networks Group Ltd. *	27,374,061	976,424
Hopson Development Holdings Ltd.	780,959	722,281
Huadian Fuxin Energy Corp., Ltd., H Shares	3,198,076	725,187
Huadian Power International Corp., Ltd., H Shares	2,391,435	1,047,993
Huaneng Power International, Inc., H Shares	5,236,058	3,228,429
Huaneng Renewables Corp., Ltd., H Shares	6,124,890	1,864,823
Huatai Securities Co., Ltd., H Shares	2,105,206	4,264,156
Huazhu Group Ltd. ADR	131,810	4,622,577
Industrial & Commercial Bank of China Ltd., H Shares	95,287,753	73,318,814
iQIYI, Inc. *	156,874	4,260,698
JD.com, Inc. ADR *	974,472	27,002,619
Jiangsu Expressway Co., Ltd., H Shares	1,760,688	2,426,895
Jiangxi Bank Co., Ltd., Class H *	293,514	246,035
Jiangxi Copper Co., Ltd., H Shares	1,653,027	2,257,440
Jiayuan International Group Ltd.	1,409,336	685,834
Kingboard Holdings Ltd.	884,195	3,097,577
Kingboard Laminates Holdings Ltd.	1,511,248	1,852,048
Kingsoft Corp., Ltd.	1,095,354	2,129,367
Kunlun Energy Co., Ltd.	3,453,481	3,792,327
KWG Group Holdings Ltd. *	1,487,460	1,398,437
Landing International Development Ltd. *	2,019,729	643,242
Lee & Man Paper Manufacturing Ltd.	1,922,614	1,770,809
Legend Holdings Corp., H Shares	489,918	1,363,692
Lenovo Group Ltd.	9,060,009	8,159,987
Li Ning Co., Ltd. *	2,068,133	2,898,095
Livzon Pharmaceutical Group, Inc., H Shares	136,500	480,805
Logan Property Holdings Co., Ltd.	1,267,843	1,805,713
Security	Number of Shares	Value ($)
Longfor Group Holdings Ltd.	1,965,251	5,833,314
Luye Pharma Group Ltd.	2,071,472	1,546,387
Maanshan Iron & Steel Co., Ltd., H Shares	2,226,415	1,060,765
Meitu, Inc. *	2,615,105	1,069,389
Meituan Dianping., Class B *(a)	602,132	4,671,436
Metallurgical Corp. of China Ltd., H Shares	3,767,287	1,103,819
Momo, Inc. ADR *	114,934	3,812,361
NetEase, Inc. ADR	88,935	19,852,071
New China Life Insurance Co., Ltd., H Shares	1,105,971	5,353,881
New Oriental Education & Technology Group, Inc. ADR *	169,772	13,931,490
Nine Dragons Paper Holdings Ltd.	1,971,211	2,044,085
Orient Securities Co., Ltd., H Shares	1,216,723	1,083,454
PetroChina Co., Ltd., H Shares	25,813,765	17,067,115
PICC Property & Casualty Co., Ltd., H Shares	8,245,738	9,874,129
Pinduoduo, Inc. ADR *	129,833	3,887,200
Ping An Healthcare and Technology Co., Ltd. *(a)	192,600	966,705
Ping An Insurance Group Co. of China Ltd., H Shares	6,090,298	64,124,325
Poly Property Group Co., Ltd.	2,648,178	998,574
Postal Savings Bank of China Co., Ltd., Class H	7,349,695	4,400,566
Qingdao Port International Co., Ltd., Class H *	834,014	533,358
Red Star Macalline Group Corp., Ltd., H Shares	780,917	775,963
Shandong Chenming Paper Holdings Ltd., H Shares	1,886,866	1,269,160
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	2,052,891	1,783,576
Shanghai Electric Group Co., Ltd., H Shares	3,708,505	1,374,780
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	665,534	2,361,222
Shanghai Industrial Holdings Ltd.	676,706	1,517,239
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	1,086,502	2,441,578
Shenzhen Expressway Co., Ltd., H shares	1,047,788	1,151,929
Shenzhen International Holdings Ltd.	1,151,527	2,376,460
Shenzhen Investment Ltd.	4,672,951	1,744,216
Shenzhou International Group Holdings Ltd.	877,805	10,958,864
Shimao Property Holdings Ltd.	1,494,313	3,533,141
Sihuan Pharmaceutical Holdings Group Ltd.	4,551,431	950,896
SINA Corp. *	77,930	5,250,144
Sino Biopharmaceutical Ltd.	7,656,140	6,641,993
Sino-Ocean Group Holding Ltd.	3,865,380	1,807,173
Sinofert Holdings Ltd. *	2,331,356	302,935
Sinopec Engineering Group Co., Ltd., H shares	1,904,581	1,729,937
Sinopec Oilfield Service Corp., H Shares *	3,653,115	414,185
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	4,337,544	2,199,218
Sinopharm Group Co., Ltd., H Shares	1,287,229	5,722,986
Sinotrans Ltd., H Shares	2,358,566	1,108,704
Sinotruk Hong Kong Ltd.	857,442	1,559,820
SOHO China Ltd. *	2,808,224	1,198,445
Sunac China Holdings Ltd.	2,709,877	11,340,347
Sunny Optical Technology Group Co., Ltd.	796,319	9,434,338

34
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
TAL Education Group ADR *	392,523	13,973,819
Tencent Holdings Ltd.	6,960,982	297,778,001
The People's Insurance Co. Group of China Ltd., H Shares	10,352,837	4,695,164
TravelSky Technology Ltd., H Shares	1,279,014	3,706,791
Tsingtao Brewery Co., Ltd., H Shares	505,360	2,143,811
Vipshop Holdings Ltd. ADR *	530,129	3,806,326
Weibo Corp. ADR *	64,386	4,651,888
Weichai Power Co., Ltd., H Shares	2,491,944	3,460,240
Wuxi Biologics Cayman, Inc. *	602,016	5,713,546
Xiaomi Corp., Class B *(a)	2,287,990	3,485,995
Xinhua Winshare Publishing and Media Co., Ltd., Class H	385,200	284,614
Xinjiang Goldwind Science & Technology Co., Ltd. H Shares	621,473	712,535
Yangzijiang Shipbuilding Holdings Ltd.	2,742,185	2,902,105
Yanlord Land Group Ltd.	1,118,452	1,150,569
Yanzhou Coal Mining Co., Ltd., H Shares	2,470,343	2,451,524
Yuexiu Property Co., Ltd.	8,821,532	2,034,061
YY, Inc. ADR *	50,800	3,581,400
Zhaojin Mining Industry Co., Ltd., H Shares	1,287,089	1,372,383
Zhejiang Expressway Co., Ltd., H Shares	1,997,813	2,084,396
ZhongAn Online P&C Insurance Co., Ltd., H Shares *(a)	342,257	1,286,221
Zhongsheng Group Holdings Ltd.	756,303	1,757,365
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	659,195	3,699,144
Zijin Mining Group Co., Ltd., H Shares	7,299,238	3,124,339
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	1,657,044	743,050
ZTE Corp., H Shares *	668,985	1,998,484
ZTO Express Cayman, Inc. ADR	401,510	7,982,019
		1,932,360,053

Colombia 0.5%
Almacenes Exito S.A.	237,849	1,127,759
Bancolombia S.A.	337,349	3,941,874
Bancolombia S.A. ADR	141,707	6,850,116
Cemex Latam Holdings S.A. *	127,618	207,226
Corp. Financiera Colombiana S.A. *	125,718	1,000,289
Ecopetrol S.A. ADR	299,109	6,053,966
Grupo de Inversiones Suramericana S.A.	307,897	3,499,739
Interconexion Electrica S.A. ESP	560,250	2,543,614
		25,224,583

Czech Republic 0.2%
CEZ A/S	198,671	4,821,790
Komercni Banka A/S	91,327	3,840,356
Moneta Money Bank A/S	692,894	2,457,825
O2 Czech Republic A/S	59,963	654,359
Philip Morris CR	1,079	696,417
		12,470,747

Egypt 0.1%
Commercial International Bank Egypt SAE GDR	1,845,946	7,356,095

Greece 0.3%
Alpha Bank AE *	1,786,855	2,523,019
Eurobank Ergasias S.A. *	2,383,465	1,815,701
FF Group *(b)	50,437	41,352
Hellenic Petroleum S.A.	62,000	567,619
Security	Number of Shares	Value ($)
Hellenic Telecommunications Organization S.A.	274,041	3,479,365
JUMBO S.A.	127,967	2,083,740
Motor Oil Hellas Corinth Refineries S.A.	74,469	1,814,675
Mytilineos Holdings S.A.	118,596	1,238,366
National Bank of Greece S.A. *	603,579	1,092,800
OPAP S.A.	267,104	2,737,363
Piraeus Bank S.A. *	340,000	476,205
Titan Cement Co. S.A.	48,447	1,062,509
		18,932,714

Hungary 0.4%
Magyar Telekom Telecommunications plc	493,121	831,067
MOL Hungarian Oil & Gas plc	535,001	6,248,856
OTP Bank plc	285,204	12,070,482
Richter Gedeon Nyrt	171,011	3,313,625
		22,464,030

India 10.8%
ABB India Ltd.	75,071	1,295,104
ACC Ltd.	53,682	1,073,470
Adani Enterprises Ltd.	231,403	419,202
Adani Ports & Special Economic Zone Ltd.	851,991	3,903,218
Adani Power Ltd. *	1,165,678	789,123
Ambuja Cements Ltd.	980,812	2,924,113
Ashok Leyland Ltd.	1,479,251	1,798,987
Asian Paints Ltd.	348,276	6,880,687
Aurobindo Pharma Ltd.	336,835	3,372,079
Avenue Supermarts Ltd. *	140,000	2,865,496
Axis Bank Ltd. *	2,203,192	21,978,874
Bajaj Auto Ltd.	105,116	4,286,736
Bajaj Finance Ltd.	212,635	7,919,300
Bajaj Finserv Ltd.	48,243	4,383,304
Bajaj Holdings & Investment Ltd.	31,938	1,421,210
Bandhan Bank Ltd.	118,876	802,326
Bank of Baroda *	662,066	940,140
Bank of India *	452,324	528,470
Berger Paints India Ltd.	294,925	1,264,475
Bharat Electronics Ltd.	706,640	819,638
Bharat Forge Ltd.	227,086	1,637,545
Bharat Heavy Electricals Ltd.	1,089,332	987,082
Bharat Petroleum Corp., Ltd.	1,262,464	5,991,385
Bharti Airtel Ltd.	1,611,564	7,206,312
Bharti Infratel Ltd.	1,074,386	4,435,682
Biocon Ltd.	191,060	1,669,345
Bosch Ltd.	8,974	2,400,549
Britannia Industries Ltd.	72,634	3,121,701
Cadila Healthcare Ltd.	283,328	1,269,526
Canara Bank *	184,107	599,098
Castrol India Ltd.	333,423	724,963
Cipla Ltd.	407,185	3,174,699
Coal India Ltd.	1,832,756	5,882,753
Colgate-Palmolive (India) Ltd.	95,730	1,691,077
Container Corp. Of India Ltd.	264,657	1,759,074
Cummins India Ltd.	93,403	918,977
Dabur India Ltd.	640,041	3,941,863
Divi's Laboratories Ltd.	93,766	2,180,804
DLF Ltd.	484,371	1,121,610
Dr. Reddy's Laboratories Ltd.	102,816	3,804,161
Eicher Motors Ltd.	16,290	4,550,607
Emami Ltd.	134,364	740,052
Exide Industries Ltd.	268,135	828,424
Future Retail Ltd. *	256,783	1,529,299
GAIL India Ltd.	643,060	3,092,058

35
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
GlaxoSmithKline Consumer Healthcare Ltd.	12,738	1,291,955
Glenmark Pharmaceuticals Ltd.	169,403	1,420,817
GMR Infrastructure Ltd. *	1,097,431	249,955
Godrej Consumer Products Ltd.	465,013	4,398,995
Godrej Industries Ltd.	87,129	603,982
Grasim Industries Ltd.	403,404	4,407,164
Havells India Ltd.	310,654	3,124,393
HCL Technologies Ltd.	676,700	10,026,877
HDFC Asset Management Co., Ltd. *	23,000	443,144
HDFC Standard Life Insurance Co., Ltd. *	414,250	2,051,557
Hero MotoCorp Ltd.	119,109	4,401,053
Hindalco Industries Ltd.	1,087,592	2,993,215
Hindustan Petroleum Corp., Ltd.	726,388	2,280,997
Hindustan Unilever Ltd.	855,252	20,834,114
Hindustan Zinc Ltd.	299,644	1,135,152
Housing Development Finance Corp., Ltd.	2,094,310	54,214,071
ICICI Lombard General Insurance Co., Ltd.	165,238	2,163,215
ICICI Prudential Life Insurance Co., Ltd.	377,078	1,694,369
IDFC Bank Ltd. *	2,010,078	1,264,667
Indiabulls Housing Finance Ltd.	413,566	3,809,973
Indian Oil Corp., Ltd.	2,629,138	5,345,050
Infosys Ltd.	4,649,056	47,996,370
InterGlobe Aviation Ltd.	128,210	2,028,521
ITC Ltd.	3,640,151	14,127,888
Jindal Steel & Power Ltd. *	471,931	1,040,718
JSW Energy Ltd. *	483,697	438,295
JSW Steel Ltd.	1,450,228	5,731,486
Kansai Nerolac Paints Ltd.	162,997	1,031,704
L&T Finance Holdings Ltd.	612,965	1,070,354
Larsen & Toubro Infotech Ltd.	38,718	936,047
Larsen & Toubro Ltd.	410,819	7,467,966
LIC Housing Finance Ltd.	312,173	2,086,969
Lupin Ltd.	279,993	3,006,550
Mahindra & Mahindra Financial Services Ltd.	349,114	1,945,433
Mahindra & Mahindra Ltd.	755,864	6,864,028
Mangalore Refinery & Petrochemicals Ltd.	248,222	227,366
Marico Ltd.	596,015	2,846,576
Maruti Suzuki India Ltd.	146,238	14,042,096
Motherson Sumi Systems Ltd.	1,197,075	2,736,604
Mphasis Ltd.	102,159	1,495,481
MRF Ltd.	1,000	799,136
Nestle India Ltd.	28,092	4,202,272
NHPC Ltd.	2,875,380	927,786
NMDC Ltd.	907,895	1,285,391
NTPC Ltd.	2,411,280	4,788,574
Odisha Cement Ltd. *	50,656	821,913
Oil & Natural Gas Corp., Ltd.	3,734,896	7,805,730
Oil India Ltd.	353,837	868,595
Oracle Financial Services Software Ltd.	30,996	1,526,066
Page Industries Ltd.	4,422	1,385,630
Petronet LNG Ltd.	542,723	1,706,161
Pidilite Industries Ltd.	145,533	2,358,054
Piramal Enterprises Ltd.	103,969	3,400,841
Power Finance Corp., Ltd.	797,777	1,257,914
Power Grid Corp. of India Ltd.	909,988	2,339,380
Punjab National Bank *	626,322	636,658
Rajesh Exports Ltd.	179,039	1,460,228
REC Ltd.	831,764	1,594,503
Reliance Capital Ltd.	186,648	453,327
Reliance Industries Ltd.	3,796,726	65,713,566
Reliance Infrastructure Ltd.	194,098	335,112
Reliance Power Ltd. *	660,200	99,782
Security	Number of Shares	Value ($)
SBI Life Insurance Co., Ltd.	188,386	1,532,356
Shree Cement Ltd.	10,571	2,466,072
Shriram Transport Finance Co., Ltd.	201,941	3,243,066
Siemens Ltd.	109,811	1,531,460
State Bank of India *	2,171,449	8,213,962
Steel Authority of India Ltd. *	1,241,502	842,199
Sun Pharmaceutical Industries Ltd.	1,319,507	8,258,253
Sun TV Network Ltd.	107,899	922,719
Tata Communications Ltd.	41,800	346,794
Tata Consultancy Services Ltd.	1,101,423	30,714,644
Tata Motors Ltd. *	1,273,690	3,177,678
Tata Motors Ltd., DVR Shares *	481,990	594,303
Tata Power Co., Ltd.	1,195,553	1,100,142
Tata Steel Ltd.	330,386	2,324,622
Tech Mahindra Ltd.	574,239	6,702,230
Titan Co., Ltd.	388,630	5,601,638
Torrent Pharmaceuticals Ltd.	44,826	1,135,646
Torrent Power Ltd.	157,081	536,551
UltraTech Cement Ltd.	129,691	6,977,208
United Breweries Ltd.	83,232	1,572,399
United Spirits Ltd. *	373,456	2,868,144
UPL Ltd.	452,210	5,579,649
Vakrangee Ltd.	589,992	362,491
Vedanta Ltd.	2,034,978	4,846,667
Vodafone Idea Ltd. *	2,714,689	1,141,199
Wipro Ltd.	1,327,708	6,886,227
Yes Bank Ltd.	2,088,803	6,788,307
Zee Entertainment Enterprises Ltd.	637,680	4,184,183
		606,417,193

Indonesia 2.4%
PT Adaro Energy Tbk	14,986,310	1,395,562
PT Astra Agro Lestari Tbk	471,648	415,741
PT Astra International Tbk	24,463,343	12,433,830
PT Bank Central Asia Tbk	11,839,108	23,206,924
PT Bank Danamon Indonesia Tbk	3,444,542	2,087,416
PT Bank Mandiri (Persero) Tbk	22,736,863	11,515,916
PT Bank Negara Indonesia (Persero) Tbk	9,281,644	5,806,182
PT Bank Rakyat Indonesia (Persero) Tbk	65,036,747	17,799,287
PT Bukit Asam Persero Tbk	4,937,010	1,396,787
PT Bumi Serpong Damai Tbk *	10,995,819	1,059,132
PT Charoen Pokphand Indonesia Tbk	8,765,612	4,548,709
PT Gudang Garam Tbk	552,578	3,354,552
PT Hanjaya Mandala Sampoerna Tbk	10,806,311	2,919,067
PT Indah Kiat Pulp & Paper Corp. Tbk	3,148,066	2,467,207
PT Indocement Tunggal Prakarsa Tbk	1,642,939	2,245,282
PT Indofood CBP Sukses Makmur Tbk	2,852,208	2,073,135
PT Indofood Sukses Makmur Tbk	5,500,778	2,766,519
PT Jasa Marga Persero Tbk	3,096,147	1,149,982
PT Kalbe Farma Tbk	23,154,286	2,460,683
PT Matahari Department Store Tbk	3,241,410	1,324,905
PT Media Nusantara Citra Tbk	6,657,196	442,472
PT Perusahaan Gas Negara (Persero) Tbk	13,187,290	2,381,071
PT Semen Indonesia (Persero) Tbk	3,561,415	3,202,552
PT Surya Citra Media Tbk	8,315,362	1,034,433
PT Telekomunikasi Indonesia (Persero) Tbk	56,255,416	15,435,998
PT Tower Bersama Infrastructure Tbk	2,974,700	841,607
PT Unilever Indonesia Tbk	1,306,622	4,521,047
PT United Tractors Tbk	1,896,967	3,573,458
PT Vale Indonesia Tbk *	2,533,676	673,606
PT XL Axiata Tbk *	5,455,041	930,663
		135,463,725

36
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kuwait 0.5%
Agility Public Warehousing Co. KSC	1,068,297	2,889,858
Boubyan Bank KSCP	866,827	1,556,576
Boubyan Petrochemicals Co. KSCP	450,719	1,387,056
Humansoft Holding Co. KSC	119,407	1,180,300
Kuwait Finance House KSCP	3,772,652	7,769,053
Mobile Telecommunications Co. KSC	2,557,284	3,816,967
National Bank of Kuwait SAKP	3,683,815	10,608,416
		29,208,226

Malaysia 3.1%
AirAsia Berhad	1,645,300	1,120,738
Alliance Bank Malaysia Berhad	1,575,480	1,534,219
AMMB Holdings Berhad	2,477,172	2,722,970
Astro Malaysia Holdings Berhad	1,880,400	758,356
Axiata Group Berhad	5,372,287	5,495,811
British American Tobacco Malaysia Berhad	186,600	1,546,396
Bumi Armada Berhad *	9,523,500	421,549
CIMB Group Holdings Berhad	8,158,312	11,736,413
Dialog Group Bhd	5,585,000	4,436,137
DiGi.com Berhad	4,418,400	4,943,740
FGV Holdings Bhd *	2,663,100	733,474
Gamuda Berhad	2,534,916	1,832,695
Genting Berhad	2,679,900	4,856,969
Genting Malaysia Berhad	3,631,020	3,125,186
HAP Seng Consolidated Berhad	919,534	2,227,323
Hartalega Holdings Bhd	1,810,200	2,225,747
Hong Leong Bank Berhad	767,207	4,014,795
Hong Leong Financial Group Bhd	244,400	1,183,986
IHH Healthcare Berhad	3,457,400	4,871,733
IJM Corp. Berhad	4,445,136	1,967,600
IOI Corp. Berhad	3,945,492	4,356,390
IOI Properties Group Berhad	2,079,750	823,410
KLCCP Stapled Group	540,344	1,041,755
Kuala Lumpur Kepong Berhad	537,948	3,272,798
Malayan Banking Berhad	7,148,251	16,752,203
Malaysia Airports Holdings Berhad	1,026,200	2,061,737
Maxis Berhad	3,428,124	4,526,995
MISC Berhad	1,665,600	2,826,175
MMC Corp. Bhd	1,047,600	275,650
Nestle Malaysia Bhd	71,571	2,604,822
Petronas Chemicals Group Berhad	3,444,700	7,810,189
Petronas Dagangan Berhad	369,500	2,426,079
Petronas Gas Berhad	927,736	4,124,792
PPB Group Berhad	808,077	3,648,418
Press Metal Aluminium Holdings Bhd	2,262,232	2,353,189
Public Bank Berhad	3,754,254	23,080,376
RHB Capital Berhad	1,437,000	2,000,103
Sapura Energy Berhad *	6,689,780	509,980
Sime Darby Berhad	4,077,700	2,175,977
Sime Darby Plantation Berhad	4,376,600	5,488,912
Sime Darby Property Berhad	4,698,000	1,213,058
Telekom Malaysia Berhad	1,581,600	1,186,249
Tenaga Nasional Berhad	4,818,374	15,901,286
UEM Sunrise Berhad	1,359,600	274,160
Westports Holdings Berhad	1,006,000	912,859
YTL Corp. Berhad	5,844,964	1,523,586
YTL Power International Berhad	3,304,503	723,228
		175,650,213

Mexico 3.3%
Alfa S.A.B. de C.V., A Shares	3,784,062	4,310,436
Alpek S.A.B. de C.V. *	232,949	342,118
Alsea S.A.B. de C.V.	654,349	1,657,474
Security	Number of Shares	Value ($)
America Movil S.A.B. de C.V., Series L	33,816,578	24,358,332
Arca Continental S.A.B. de C.V.	412,862	2,328,536
Banco del Bajio S.A.	868,399	1,677,352
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, B Shares	2,111,656	2,900,718
Becle S.A.B. de C.V.	608,629	856,586
Cemex S.A.B. de C.V., Series CPO *	18,885,439	9,271,428
Coca-Cola Femsa S.A.B. de C.V., Series L	671,946	4,065,944
Concentradora Fibra Danhos S.A. de C.V.	174,569	249,131
El Puerto de Liverpool S.A.B. de C.V., Series C1	234,297	1,470,136
Fibra Uno Administracion S.A. de C.V.	3,693,081	5,113,321
Fomento Economico Mexicano S.A.B. de C.V.	2,606,501	23,656,544
GMexico Transportes S.A.B. de C.V.	349,638	471,578
Gruma S.A.B. de C.V., B Shares	255,194	2,765,748
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	446,358	2,544,555
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	449,667	4,191,078
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	248,282	4,212,904
Grupo Bimbo S.A.B. de C.V., Series A	2,959,489	5,871,505
Grupo Carso S.A.B. de C.V., Series A1	526,328	1,949,398
Grupo Comercial Chedraui S.A. de C.V.	378,769	741,634
Grupo Elektra S.A.B. de C.V.	79,998	4,167,092
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,465,144	18,854,636
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	2,804,007	4,185,009
Grupo Lala S.A.B. de C.V.	692,839	838,473
Grupo Mexico S.A.B. de C.V., Series B	4,364,790	10,938,279
Grupo Televisa S.A.B., Series CPO	3,095,059	7,251,955
Industrias Bachoco S.A.B. de C.V., Series B	133,694	519,247
Industrias Penoles S.A.B. de C.V.	162,296	2,151,083
Infraestructura Energetica Nova S.A.B. de C.V.	651,169	2,505,049
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares *	881,781	1,425,434
Megacable Holdings S.A.B. de C.V., Series CPO	390,410	1,783,934
Mexichem S.A.B. de C.V.	1,278,356	3,098,775
Nemak S.A.B. de C.V.	751,622	526,577
Organizacion Soriana S.A.B. de C.V., B Shares *	466,047	559,415
Promotora y Operadora de Infraestructura S.A.B. de C.V.	270,687	2,667,039
Regional S.A.B. de C.V.	296,288	1,541,287
Telesites S.A.B. de C.V. *	1,530,265	949,787
Wal-Mart de Mexico S.A.B. de C.V.	6,328,563	16,371,885
		185,341,412

Peru 0.5%
Companhia de Minas Buenaventura S.A. ADR	296,550	4,934,592
Credicorp Ltd.	83,848	20,382,610
		25,317,202

Philippines 1.3%
Aboitiz Power Corp.	2,096,752	1,412,835
Alliance Global Group, Inc.	5,721,376	1,515,523
Ayala Corp.	304,806	5,451,383

37
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Ayala Land, Inc.	8,580,345	7,299,597
Bank of the Philippine Islands	2,136,001	3,469,143
BDO Unibank, Inc.	2,415,331	5,958,937
Bloomberry Resorts Corp.	4,613,873	1,016,979
DMCI Holdings, Inc.	4,980,488	1,097,787
Globe Telecom, Inc.	38,336	1,408,322
GT Capital Holdings, Inc.	120,406	2,223,274
International Container Terminal Services, Inc.	1,294,147	2,902,573
Jollibee Foods Corp.	479,531	2,853,821
LT Group, Inc.	3,324,566	951,345
Manila Electric Co.	307,614	2,186,367
Megaworld Corp.	14,050,548	1,404,512
Metro Pacific Investments Corp.	16,961,628	1,541,370
Metropolitan Bank & Trust Co.	1,902,169	2,795,144
Petron Corp.	2,647,906	341,484
PLDT, Inc.	139,278	2,773,711
Semirara Mining & Power Corp.	1,380,597	600,608
SM Investments Corp.	593,519	10,787,082
SM Prime Holdings, Inc.	11,001,060	8,157,205
Universal Robina Corp.	1,135,928	2,989,169
		71,138,171

Qatar 1.2%
Barwa Real Estate Co.	206,972	2,251,055
Commercial Bank QSC	242,152	2,666,931
Doha Bank QPSC	170,253	958,579
Ezdan Holding Group QSC *	219,957	785,345
Gulf International Services QSC *	82,399	318,416
Industries Qatar QSC	250,740	9,159,138
Masraf Al Rayan QSC	456,771	4,629,181
Ooredoo QSC	110,518	2,033,398
Qatar Aluminum Manufacturing co. *	307,200	989,688
Qatar Electricity & Water Co. QSC	63,697	3,087,756
Qatar Gas Transport Co., Ltd.	433,254	2,379,863
Qatar International Islamic Bank QSC	51,851	1,001,845
Qatar Islamic Bank SAQ	141,173	5,629,860
Qatar National Bank SAQ	540,971	27,962,302
Qatar Navigation QSC	73,768	1,367,575
United Development Co. QSC	246,143	935,627
Vodafone Qatar QSC *	433,254	976,934
		67,133,493

Russia 4.1%
Aeroflot-Russian Airlines PJSC	750,555	1,105,964
ALROSA PAO	3,167,787	4,571,681
E.ON Russia JSC	19,244,522	791,431
Federal Grid Co. Unified Energy System PJSC	411,667,847	1,043,166
Gazprom PAO ADR	6,549,796	31,072,232
Gazprom PJSC	1	2
Inter RAO PJSC	43,870,333	2,606,424
LUKOIL PJSC	594,105	49,595,714
Magnit PJSC *	94,332	5,411,157
Magnitogorsk Iron & Steel Works OJSC	2,423,894	1,636,865
MMC Norilsk Nickel PJSC	58,093	12,442,660
Mobile TeleSystems PJSC	1,195,498	4,589,958
Moscow Exchange MICEX-RTS PJSC	2,088,621	2,891,272
NovaTek PJSC	1,331,430	21,829,421
Novolipetsk Steel AO	1,102,784	2,651,518
PhosAgro PJSC	39,948	1,548,907
Polyus PJSC GDR	51,854	2,126,014
Rosneft Oil Co. PJSC	1,288,508	7,797,971
Rosseti PJSC	22,758,200	340,872
Rostelecom PJSC	1,103,803	1,221,121
RusHydro PJSC	165,991,789	1,251,910
Security	Number of Shares	Value ($)
RussNeft PJSC *	81,490	712,553
Safmar Financial Investment	77,130	607,243
Sberbank of Russia PJSC	12,282,890	38,733,381
Severstal PJSC	247,773	3,868,336
Sistema PJSC	6,203,416	933,763
Surgutneftegas PJSC	8,877,835	3,461,068
Tatneft PJSC	1,850,880	21,798,934
TMK PJSC	850,185	623,676
Uralkali PJSC *	232,949	302,391
VTB Bank PJSC GDR	2,000,722	2,354,850
		229,922,455

South Africa 7.6%
Absa Group Ltd.	880,925	11,315,438
AECI Ltd.	133,634	930,496
African Rainbow Minerals Ltd.	127,761	1,524,499
Anglo American Platinum Ltd.	75,216	4,101,091
AngloGold Ashanti Ltd.	489,078	7,026,931
Aspen Pharmacare Holdings Ltd.	468,891	4,650,225
Assore Ltd.	36,232	904,383
Attacq Ltd.	611,490	684,121
AVI Ltd.	412,862	2,629,279
Barloworld Ltd.	272,054	2,440,166
Bid Corp., Ltd.	404,111	8,469,373
Brait SE *	451,467	866,971
Capitec Bank Holdings Ltd.	64,947	6,033,743
Clicks Group Ltd.	295,613	3,798,396
Coronation Fund Managers Ltd.	392,670	1,190,019
Curro Holdings Ltd. *	128,038	228,028
Dis-Chem Pharmacies Ltd.	496,738	911,511
Discovery Ltd.	425,717	4,665,325
Exxaro Resources Ltd.	331,769	3,579,849
Famous Brands Ltd. *	69,641	445,782
FirstRand Ltd.	3,884,667	17,765,582
Fortress REIT Ltd., Class A	1,408,513	1,895,382
Fortress REIT Ltd., Class B	1,241,323	1,227,197
Gold Fields Ltd.	1,014,133	4,148,136
Growthpoint Properties Ltd.	3,579,209	6,216,521
Harmony Gold Mining Co., Ltd. *	536,611	1,129,707
Hyprop Investments Ltd.	337,081	1,857,781
Impala Platinum Holdings Ltd. *	867,178	3,712,953
Imperial Logistics Ltd.	204,228	935,875
Investec Ltd.	379,959	2,474,328
JSE Ltd.	127,053	1,459,664
KAP Industrial Holdings Ltd.	2,381,158	1,329,452
Kumba Iron Ore Ltd.	67,109	1,781,920
Liberty Holdings Ltd.	162,750	1,192,265
Life Healthcare Group Holdings Ltd.	1,642,446	3,161,066
MAS Real Estate, Inc.	291,346	469,759
Massmart Holdings Ltd.	136,539	845,940
MMI Holdings Ltd. *	1,327,081	1,472,437
Mondi Ltd.	148,825	3,505,855
Motus Holdings Ltd. *	204,228	1,314,554
Mr Price Group Ltd.	306,321	4,703,531
MTN Group Ltd.	2,205,916	13,103,706
MultiChoice Group Ltd. *	522,790	3,906,052
Nampak Ltd. *	808,103	658,092
Naspers Ltd., N Shares	522,790	113,236,091
Nedbank Group Ltd.	498,891	10,091,366
NEPI Rockcastle plc	414,319	3,487,823
Netcare Ltd.	1,879,259	3,400,309
Northam Platinum Ltd. *	420,107	1,652,042
Old Mutual Ltd.	5,904,470	9,763,793
Omnia Holdings Ltd.	84,170	357,094
Pepkor Holdings Ltd.	950,128	1,350,182
Pick n Pay Stores Ltd.	463,337	2,284,719
Pioneer Foods Group Ltd.	204,332	1,169,895

38
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PSG Group Ltd.	193,151	3,568,760
Rand Merchant Investment Holdings Ltd.	941,486	2,227,826
Redefine Properties Ltd.	6,654,219	4,595,481
Remgro Ltd.	635,879	9,099,492
Resilient REIT Ltd.	352,378	1,542,092
Reunert Ltd.	204,955	1,020,402
RMB Holdings Ltd.	828,127	4,719,028
Sanlam Ltd.	2,133,535	11,940,816
Santam Ltd.	36,288	802,672
Sappi Ltd.	705,000	3,622,777
Sasol Ltd.	680,750	20,813,713
Shoprite Holdings Ltd.	547,645	6,687,813
Sibanye Gold Ltd. *	2,106,431	2,304,190
Standard Bank Group Ltd.	1,562,573	21,533,723
Super Group Ltd. *	426,775	1,024,139
Telkom S.A. SOC Ltd.	343,421	1,710,266
The Bidvest Group Ltd.	415,890	6,154,640
The Foschini Group Ltd.	275,857	3,370,713
The SPAR Group Ltd.	243,185	3,454,057
Tiger Brands Ltd.	203,762	3,859,159
Tongaat Hulett Ltd.	143,985	287,458
Truworths International Ltd.	555,603	2,887,476
Tsogo Sun Holdings Ltd.	839,989	1,233,099
Vodacom Group Ltd.	733,210	6,055,501
Vukile Property Fund Ltd.	848,584	1,214,332
Woolworths Holdings Ltd.	1,169,733	3,810,368
		422,996,688

Taiwan 12.6%
Acer, Inc. *	3,516,086	2,324,902
Advantech Co., Ltd.	465,256	3,552,553
ASE Technology Holding Co.,Ltd. *	4,017,120	8,210,058
Asia Cement Corp.	2,695,286	3,397,953
Asustek Computer, Inc.	871,426	6,215,067
AU Optronics Corp. ADR (a)	1,041,325	3,790,423
Capital Securities Corp.	3,565,644	1,072,827
Catcher Technology Co., Ltd.	884,224	6,722,935
Cathay Financial Holding Co., Ltd.	9,594,189	14,121,708
Chailease Holding Co., Ltd.	1,350,000	5,307,621
Chang Hwa Commercial Bank Ltd.	7,322,999	4,401,913
Cheng Shin Rubber Industry Co., Ltd.	2,271,277	3,228,709
Chicony Electronics Co., Ltd.	811,951	1,793,988
China Airlines Ltd.	3,768,872	1,242,963
China Development Financial Holding Corp.	16,836,308	5,454,096
China Life Insurance Co., Ltd.	3,129,497	2,923,433
China Motor Corp.	1,208,000	949,868
China Steel Corp.	14,658,956	12,145,740
Chunghwa Telecom Co., Ltd. ADR	465,095	16,194,608
Compal Electronics, Inc.	5,688,638	3,530,388
CTBC Financial Holding Co., Ltd.	22,324,792	15,124,264
Delta Electronics, Inc.	2,613,148	13,033,263
E.Sun Financial Holding Co., Ltd.	12,553,422	9,014,366
Eclat Textile Co., Ltd.	240,510	2,754,692
Epistar Corp.	1,080,828	958,738
Eternal Materials Co., Ltd.	1,603,213	1,330,954
Eva Airways Corp.	3,244,982	1,629,002
Evergreen Marine Corp., Ltd.	2,596,037	1,050,173
Far Eastern International Bank	3,402,856	1,194,120
Far Eastern New Century Corp.	5,209,799	5,162,994
Far EasTone Telecommunications Co., Ltd.	2,035,280	4,768,043
Feng Hsin Steel Co., Ltd.	611,000	1,175,286
Feng TAY Enterprise Co., Ltd.	421,200	2,648,196
First Financial Holding Co., Ltd.	12,199,632	8,245,003
Formosa Chemicals & Fibre Corp.	4,051,008	13,886,613
Formosa Petrochemical Corp.	1,586,660	6,006,072
Security	Number of Shares	Value ($)
Formosa Plastics Corp.	5,789,560	19,281,916
Formosa Taffeta Co., Ltd.	1,426,000	1,647,176
Foxconn Technology Co., Ltd.	1,378,315	2,825,912
Fubon Financial Holding Co., Ltd.	8,907,114	13,168,284
Giant Manufacturing Co., Ltd.	345,752	1,904,211
Globalwafers Co., Ltd.	245,451	2,671,717
Hon Hai Precision Industry Co., Ltd.	14,511,092	34,277,984
HTC Corp. *	853,778	1,020,877
Hua Nan Financial Holdings Co., Ltd.	10,560,521	6,485,268
Innolux Corp.	10,406,029	3,465,690
Inventec Corp.	3,600,145	2,784,054
Largan Precision Co., Ltd.	124,956	17,702,083
Lite-On Technology Corp.	2,656,107	3,844,803
MediaTek, Inc.	1,813,713	16,500,890
Mega Financial Holding Co., Ltd.	13,195,901	11,683,860
Nan Ya Plastics Corp.	6,844,816	17,102,866
Nanya Technology Corp.	925,000	1,869,446
Novatek Microelectronics Corp.	712,608	3,959,384
OBI Pharma, Inc. *	147,666	863,642
Oriental Union Chemical Corp.	764,000	650,392
Pegatron Corp.	2,481,657	4,257,518
Pou Chen Corp.	3,207,792	4,044,070
President Chain Store Corp.	690,400	7,144,815
Quanta Computer, Inc.	3,200,000	5,947,395
Realtek Semiconductor Corp.	574,336	3,321,749
Shin Kong Financial Holding Co., Ltd.	11,462,843	3,437,754
SinoPac Financial Holdings Co., Ltd.	12,714,699	4,441,149
Synnex Technology International Corp.	1,702,956	2,074,987
Taishin Financial Holding Co., Ltd.	11,926,607	5,405,948
Taiwan Business Bank	5,247,576	1,935,242
Taiwan Cement Corp.	5,416,770	6,758,532
Taiwan Cooperative Financial Holding Co., Ltd.	11,142,652	6,915,168
Taiwan Fertilizer Co., Ltd.	917,508	1,341,539
Taiwan Glass Industry Corp.	2,771,311	1,229,132
Taiwan High Speed Rail Corp.	2,528,000	2,710,640
Taiwan Mobile Co., Ltd.	1,978,524	7,071,553
Taiwan Secom Co., Ltd.	518,000	1,454,200
Taiwan Semiconductor Manufacturing Co., Ltd.	29,346,500	227,895,099
Teco Electric & Machinery Co., Ltd.	2,424,000	1,500,405
TPK Holding Co., Ltd.	461,000	783,400
Transcend Information, Inc.	430,000	961,253
U-Ming Marine Transport Corp.	230,000	229,802
Uni-President Enterprises Corp.	5,789,676	14,109,002
Unimicron Technology Corp.	1,337,348	1,047,230
United Microelectronics Corp. ADR	2,986,698	5,525,391
Vanguard International Semiconductor Corp.	1,118,000	2,517,421
Walsin Lihwa Corp.	3,898,000	2,298,790
Walsin Technology Corp.	573,000	3,369,876
Wistron Corp.	3,678,080	2,551,525
Yageo Corp.	458,000	5,148,994
Yuanta Financial Holding Co., Ltd.	14,781,700	8,381,092
Yulon Motor Co., Ltd.	931,192	571,850
		704,656,508

Thailand 3.7%
Advanced Info Service PCL NVDR	1,353,400	7,816,543
Airports of Thailand PCL NVDR	5,172,300	11,079,104
Bangkok Bank PCL NVDR	486,900	3,229,261
Bangkok Dusit Medical Services PCL NVDR	10,735,600	8,039,989
Bangkok Expressway & Metro PCL NVDR	9,759,582	3,282,874
Bangkok Life Assurance PCL NVDR	662,300	598,986
Banpu PCL NVDR	5,324,900	2,754,331
Berli Jucker PCL NVDR	1,177,650	1,849,859

39
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
BTS Group Holdings PCL NVDR	10,584,100	3,493,047
Bumrungrad Hospital PCL NVDR	385,100	2,279,132
Central Pattana PCL NVDR	3,066,800	7,347,668
Charoen Pokphand Foods PCL NVDR	4,174,400	3,477,287
CP ALL PCL NVDR	6,429,300	15,862,850
Delta Electronics Thailand PCL NVDR	752,600	1,731,487
Electricity Generating PCL NVDR	288,700	2,446,105
Energy Absolute PCL NVDR	2,078,297	3,149,185
Glow Energy PCL NVDR	472,200	1,363,592
Gulf Energy Development PCL NVDR	566,232	1,626,148
Home Product Center PCL NVDR	7,476,419	3,558,787
Indorama Ventures PCL NVDR	2,136,100	3,490,969
Intouch Holdings PCL NVDR	2,364,700	4,164,724
IRPC PCL NVDR	13,056,000	2,444,440
Kasikornbank PCL NVDR	2,479,100	15,537,398
Krung Thai Bank PCL NVDR	7,903,400	4,840,480
Land & Houses PCL NVDR	8,282,200	2,759,638
Minor International PCL NVDR	4,330,880	5,325,557
PTT Exploration & Production PCL NVDR	1,659,404	6,555,995
PTT Global Chemical PCL NVDR	2,470,414	5,644,421
PTT PCL NVDR	17,593,800	27,078,121
Ratchaburi Electricity Generating Holding PCL NVDR	1,132,900	1,950,332
Siam City Cement PCL NVDR	112,600	796,820
Thai Airways International PCL NVDR *	1,376,400	572,181
Thai Oil PCL NVDR	1,347,800	3,090,156
Thai Union Group PCL NVDR	3,608,300	2,118,320
The Siam Cement PCL NVDR	1,038,100	15,614,737
The Siam Commercial Bank PCL NVDR	2,958,000	12,578,247
TMB Bank PCL NVDR	27,065,000	1,958,213
Total Access Communication PCL NVDR	925,800	1,490,975
True Corp. PCL NVDR	13,032,566	2,233,268
		205,231,227

Turkey 0.9%
Akbank T.A.S.	3,369,330	4,339,576
Anadolu Efes Biracilik Ve Malt Sanayii A/S	288,978	1,086,783
Arcelik A/S	257,417	1,004,766
Aselsan Elektronik Sanayi Ve Ticaret A/S	205,218	943,372
BIM Birlesik Magazalar A/S	272,126	4,372,178
Coca-Cola Icecek A/S	72,405	456,094
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,203,161	631,953
Enerjisa Enerji A/S	455,440	483,275
Enka Insaat ve Sanayi A/S	678,319	635,844
Eregli Demir ve Celik Fabrikalari T.A.S.	1,611,153	2,815,138
Ford Otomotiv Sanayi A/S	73,020	759,085
Haci Omer Sabanci Holding A/S	1,182,227	2,023,572
KOC Holding A/S	999,888	3,494,172
Koza Altin Isletmeleri A/S *	57,644	529,322
Petkim Petrokimya Holding A/S	873,540	902,363
Soda Sanayii	496,738	709,626
TAV Havalimanlari Holding A/S	220,551	1,150,305
Tekfen Holding A/S	147,591	730,484
Tofas Turk Otomobil Fabrikasi A/S	195,782	777,402
Tupras-Turkiye Petrol Rafinerileri A/S	154,894	4,167,096
Turk Hava Yollari Anonim Ortakligi *	697,031	1,847,772
Turk Telekomunikasyon A/S *	535,847	545,491
Turkcell Iletisim Hizmetleri A/S	1,357,551	3,639,479
Turkiye Garanti Bankasi A/S	2,521,646	4,216,926
Turkiye Halk Bankasi A/S	725,350	1,040,294
Turkiye Is Bankasi A/S, C Shares	1,826,411	1,989,398
Turkiye Sise ve Cam Fabrikalari A/S	794,704	1,004,182
Turkiye Vakiflar Bankasi T.A.O., Class D	1,203,824	1,164,554
Security	Number of Shares	Value ($)
Ulker Biskuvi Sanayi A/S	195,782	711,334
Yapi ve Kredi Bankasi A/S *	2,008,967	809,764
		48,981,600

United Arab Emirates 0.9%
Abu Dhabi Commercial Bank PJSC	2,382,910	6,182,721
Abu Dhabi National Oil Co. for Distribution PJSC	1,273,332	773,082
Air Arabia PJSC	3,461,600	893,438
Al Waha Capital PJSC	1,098,025	433,470
Aldar Properties PJSC	4,720,986	2,287,872
Arabtec Holding PJSC	932,418	548,332
DAMAC Properties Dubai Co. PJSC	1,854,017	696,581
Dana Gas PJSC	4,653,082	1,136,350
Deyaar Development PJSC *	3,267,659	319,382
DP World Ltd.	200,679	3,212,871
Dubai Financial Market PJSC	2,562,616	585,362
Dubai Investments PJSC	2,758,636	961,354
Dubai Islamic Bank PJSC	2,087,829	2,967,184
DXB Entertainments PJSC *	3,193,812	228,688
Emaar Development PJSC	987,094	1,048,099
Emaar Malls PJSC	3,212,315	1,530,507
Emaar Properties PJSC	4,433,146	5,914,080
Emirates Telecommunications Group Co. PJSC	2,007,976	9,228,052
First Abu Dhabi Bank PJSC	3,320,982	13,743,242
		52,690,667
Total Common Stock
(Cost $4,927,577,853)		5,432,895,046

Preferred Stock 2.8% of net assets

Brazil 2.5%
Alpargatas S.A.	204,242	1,044,560
Azul S.A. *	196,532	1,973,050
Banco Bradesco S.A.	4,061,838	46,865,070
Banco do Estado do Rio Grande do Sul S.A., Class B	241,546	1,610,199
Bradespar S.A.	283,075	2,175,381
Braskem S.A., A Shares	219,365	3,182,043
Centrais Eletricas Brasileiras S.A., B Shares *	276,857	2,876,906
Cia Brasileira de Distribuicao	198,460	4,927,301
Cia de Transmissao de Energia Electrica Paulista	55,500	1,142,484
Companhia Energetica de Minas Gerais	1,240,061	4,761,517
Companhia Paranaense de Energia - Copel, B Shares	146,184	1,393,138
Gerdau S.A.	1,288,335	5,201,091
Itausa - Investimentos Itau S.A.	5,338,051	17,607,277
Lojas Americanas S.A.	906,541	4,812,807
Petroleo Brasileiro S.A.	4,793,430	34,587,085
Telefonica Brasil S.A.	504,071	6,289,043
Usinas Siderurgicas de Minas Gerais S.A., A Shares	498,159	1,283,172
		141,732,124

Chile 0.0%
Embotelladora Andina S.A., B Shares	222,698	834,916

40
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Colombia 0.1%
Grupo Aval Acciones y Valores S.A.	5,503,444	2,100,074
Grupo de Inversiones Suramericana S.A.	87,481	938,676
		3,038,750

Russia 0.2%
Surgutneftegas PJSC	10,024,885	6,111,882
Tatneft PJSC	227,033	1,889,752
Transneft PJSC	1,506	3,898,911
		11,900,545

Taiwan 0.0%
Taishin Financial Holding Co., Ltd. *	219,409	368,575
Total Preferred Stock
(Cost $120,839,820)		157,874,910

Other Investment Companies 0.6% of net assets

United States 0.6%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (c)	4,380,233	4,380,233
Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 2.34% (c)	28,689,060	28,689,060
Total Other Investment Companies
(Cost $33,069,293)		33,069,293

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 03/15/19	230	12,037,050	(85,626)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $26,680,446.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust
41
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.8%
Adient plc	43,556	846,729
American Axle & Manufacturing Holdings, Inc. *	55,047	886,257
Aptiv plc	131,606	10,937,775
Autoliv, Inc.	42,560	3,481,834
BorgWarner, Inc.	103,647	4,209,105
Cooper Tire & Rubber Co.	25,860	826,486
Cooper-Standard Holding, Inc. *	8,777	527,585
Dana, Inc.	72,173	1,425,417
Delphi Technologies plc	43,634	951,658
Dorman Products, Inc. *	14,547	1,176,852
Ford Motor Co.	1,960,014	17,189,323
Fox Factory Holding Corp. *	19,105	1,210,875
Garrett Motion, Inc. *	36,352	608,532
General Motors Co.	655,296	25,871,086
Gentex Corp.	128,801	2,619,812
Gentherm, Inc. *	17,397	713,277
Harley-Davidson, Inc.	81,791	3,036,082
LCI Industries	12,018	979,227
Lear Corp.	32,255	4,905,018
Modine Manufacturing Co. *	28,428	427,273
Motorcar Parts of America, Inc. *	11,680	241,659
Standard Motor Products, Inc.	10,468	516,072
Stoneridge, Inc. *	12,670	374,652
Superior Industries International, Inc.	11,564	71,581
Tenneco, Inc., Class A	25,772	891,711
Tesla, Inc. *	67,955	21,737,445
The Goodyear Tire & Rubber Co.	117,481	2,323,774
Thor Industries, Inc.	24,060	1,553,554
Tower International, Inc.	10,134	259,937
Veoneer, Inc. *(a)	47,732	1,458,690
Visteon Corp. *	15,172	1,299,633
Winnebago Industries, Inc.	14,862	484,947
		114,043,858

Banks 6.1%
1st Source Corp.	10,826	514,776
Ameris Bancorp	20,974	855,110
Arrow Financial Corp.	5,848	207,136
Associated Banc-Corp.	88,772	2,066,612
Axos Financial, Inc. *	26,136	843,670
Banc of California, Inc.	15,859	274,678
BancFirst Corp.	9,526	537,076
BancorpSouth Bank	42,390	1,381,490
Bank of America Corp.	4,571,768	132,947,013
Bank of Hawaii Corp.	21,060	1,731,764
Bank OZK	60,902	1,997,586
BankUnited, Inc.	53,716	1,960,097
Banner Corp.	17,704	1,099,950
BB&T Corp.	386,465	19,698,121
Beneficial Bancorp, Inc.	39,806	641,673
Berkshire Hills Bancorp, Inc.	17,284	541,335
BOK Financial Corp.	16,164	1,461,872
Boston Private Financial Holdings, Inc.	45,220	537,666
Bridge Bancorp, Inc.	8,983	296,170
Security	Number of Shares	Value ($)
Bridgewater Bancshares, Inc. *	5,829	65,052
Brookline Bancorp, Inc.	37,938	606,249
Bryn Mawr Bank Corp.	11,600	472,816
Byline Bancorp, Inc. *	7,430	151,869
Cadence BanCorp	58,041	1,160,240
Camden National Corp.	7,290	326,956
Capitol Federal Financial, Inc.	72,216	965,528
Carolina Financial Corp.	7,123	260,844
Cathay General Bancorp	36,924	1,434,128
CBTX, Inc.	7,320	243,829
CenterState Bank Corp.	34,268	906,731
Central Pacific Financial Corp.	17,392	507,499
Chemical Financial Corp.	36,709	1,682,373
CIT Group, Inc.	52,794	2,690,910
Citigroup, Inc.	1,223,285	78,265,774
Citizens Financial Group, Inc.	235,409	8,696,008
City Holding Co.	8,424	675,099
Columbia Banking System, Inc.	35,918	1,360,574
Columbia Financial, Inc. *	24,716	396,197
Comerica, Inc.	80,247	6,990,316
Commerce Bancshares, Inc.	50,845	3,199,676
Community Bank System, Inc.	26,643	1,726,200
Community Trust Bancorp, Inc.	10,242	438,153
ConnectOne Bancorp, Inc.	12,903	278,318
Cullen/Frost Bankers, Inc.	30,881	3,201,742
Customers Bancorp, Inc. *	14,504	310,241
CVB Financial Corp.	48,334	1,101,532
Dime Community Bancshares, Inc.	15,304	305,774
Eagle Bancorp, Inc. *	16,136	955,090
East West Bancorp, Inc.	71,604	3,910,294
Enterprise Financial Services Corp.	14,284	645,351
Equity Bancshares, Inc., Class A *	5,695	193,573
Essent Group Ltd. *	48,512	2,092,808
F.N.B. Corp.	151,851	1,858,656
FB Financial Corp.	6,365	225,639
Federal Agricultural Mortgage Corp., Class C	4,284	350,731
Fidelity Southern Corp.	12,192	397,215
Fifth Third Bancorp	331,404	9,140,122
Financial Institutions, Inc.	10,953	330,123
First Bancorp (North Carolina)	13,110	513,781
First BanCorp (Puerto Rico)	116,968	1,346,302
First Busey Corp.	25,420	684,815
First Citizens BancShares, Inc., Class A	4,720	2,060,658
First Commonwealth Financial Corp.	54,931	772,330
First Community Bankshares, Inc.	6,190	221,911
First Defiance Financial Corp.	7,863	243,281
First Financial Bancorp	50,741	1,407,048
First Financial Bankshares, Inc.	33,177	2,151,528
First Financial Corp.	4,897	217,329
First Foundation, Inc.	18,497	282,079
First Hawaiian, Inc.	44,475	1,199,046
First Horizon National Corp.	160,893	2,514,758
First Interstate BancSystem, Inc., Class A	16,184	673,902
First Merchants Corp.	24,585	992,988
First Midwest Bancorp, Inc.	52,556	1,216,671
First Republic Bank	82,868	8,699,483
Flagstar Bancorp, Inc.	13,749	449,042
Flushing Financial Corp.	15,883	368,644
Fulton Financial Corp.	93,009	1,597,895

1
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
German American Bancorp, Inc.	9,341	289,291
Glacier Bancorp, Inc.	40,263	1,764,325
Great Southern Bancorp, Inc.	4,421	250,361
Great Western Bancorp, Inc.	30,853	1,158,530
Hancock Whitney Corp.	40,558	1,771,573
Hanmi Financial Corp.	17,704	408,608
HarborOne Bancorp, Inc. *	13,770	222,110
Heartland Financial USA, Inc.	13,138	638,375
Heritage Commerce Corp.	16,856	235,478
Heritage Financial Corp.	14,815	487,710
Hilltop Holdings, Inc.	30,344	583,212
Home BancShares, Inc.	81,314	1,583,997
HomeStreet, Inc. *	11,278	314,656
HomeTrust Bancshares, Inc.	9,694	263,968
Hope Bancorp, Inc.	63,693	928,644
Horizon Bancorp, Inc.	16,009	282,879
Huntington Bancshares, Inc.	539,231	7,770,319
IBERIABANK Corp.	27,912	2,183,556
Independent Bank Corp.	15,071	1,282,994
Independent Bank Group, Inc.	16,106	933,504
International Bancshares Corp.	30,336	1,238,316
Investors Bancorp, Inc.	128,214	1,611,650
JPMorgan Chase & Co.	1,666,337	173,898,929
Kearny Financial Corp.	54,073	734,852
KeyCorp	521,877	9,216,348
Lakeland Bancorp, Inc.	17,539	293,427
Lakeland Financial Corp.	13,782	665,946
LegacyTexas Financial Group, Inc.	21,865	912,426
LendingTree, Inc. *	3,508	1,118,877
Live Oak Bancshares, Inc.	15,133	245,306
Luther Burbank Corp.	7,107	74,339
M&T Bank Corp.	70,566	12,212,152
MB Financial, Inc.	43,502	1,969,336
Mercantile Bank Corp.	8,680	300,588
Merchants Bancorp	4,961	103,437
Meridian Bancorp, Inc.	35,568	579,403
Meta Financial Group, Inc.	14,982	349,830
MGIC Investment Corp. *	180,277	2,339,995
Midland States Bancorp, Inc.	6,090	155,295
Mr Cooper Group, Inc. *	14,688	200,491
National Bank Holdings Corp., Class A	9,582	346,198
National Commerce Corp. *	6,935	302,990
NBT Bancorp, Inc.	23,985	926,541
New York Community Bancorp, Inc.	243,158	3,041,907
Nicolet Bankshares, Inc. *	2,200	126,324
NMI Holdings, Inc., Class A *	31,786	767,632
Northfield Bancorp, Inc.	25,563	381,144
Northwest Bancshares, Inc.	55,041	1,023,763
OceanFirst Financial Corp.	22,942	578,138
Ocwen Financial Corp. *	54,690	117,037
OFG Bancorp	21,231	439,269
Old National Bancorp	70,452	1,252,637
Opus Bank	9,807	223,305
Origin Bancorp, Inc.	3,236	116,690
Oritani Financial Corp.	18,466	331,465
Pacific Premier Bancorp, Inc.	21,418	639,327
PacWest Bancorp	61,040	2,503,861
Park National Corp.	6,957	696,744
Peapack Gladstone Financial Corp.	3,500	101,780
People's United Financial, Inc.	192,835	3,424,750
People's Utah Bancorp	6,459	189,636
Peoples Bancorp, Inc.	7,629	254,351
Peoples Financial Services Corp.	2,567	112,306
Pinnacle Financial Partners, Inc.	34,731	2,038,362
Popular, Inc.	49,116	2,769,160
Preferred Bank	8,593	440,133
Prosperity Bancshares, Inc.	34,146	2,542,170
Provident Financial Services, Inc.	33,696	924,955
Security	Number of Shares	Value ($)
QCR Holdings, Inc.	6,220	222,365
Radian Group, Inc.	108,109	2,201,099
Regions Financial Corp.	512,687	8,408,067
Renasant Corp.	22,003	842,275
Republic Bancorp, Inc., Class A	2,695	121,922
S&T Bancorp, Inc.	19,147	792,303
Sandy Spring Bancorp, Inc.	15,295	536,396
Seacoast Banking Corp. of Florida *	25,368	736,179
ServisFirst Bancshares, Inc.	21,975	768,466
Signature Bank	26,923	3,655,066
Simmons First National Corp., Class A	45,078	1,209,443
South State Corp.	17,922	1,273,179
Southside Bancshares, Inc.	18,503	642,424
Sterling Bancorp	106,342	2,161,933
Sterling Bancorp, Inc.	10,016	101,061
Stock Yards Bancorp, Inc.	9,277	330,447
SunTrust Banks, Inc.	225,384	14,620,660
SVB Financial Group *	26,554	6,563,087
Synovus Financial Corp.	82,774	3,284,472
TCF Financial Corp.	84,488	1,934,775
Texas Capital Bancshares, Inc. *	23,490	1,433,595
TFS Financial Corp.	30,264	518,422
The Bancorp, Inc. *	32,048	290,675
The First of Long Island Corp.	12,991	303,470
The PNC Financial Services Group, Inc.	230,118	28,999,470
Tompkins Financial Corp.	6,974	560,779
Towne Bank	36,329	1,001,591
TriCo Bancshares	14,289	574,704
TriState Capital Holdings, Inc. *	11,132	251,695
Triumph Bancorp, Inc. *	9,910	335,652
TrustCo Bank Corp.	42,250	357,857
Trustmark Corp.	33,696	1,195,534
U.S. Bancorp	761,227	39,347,824
UMB Financial Corp.	21,980	1,512,444
Umpqua Holdings Corp.	111,496	2,026,997
Union Bankshares Corp.	32,212	1,145,781
United Bankshares, Inc.	55,388	2,126,345
United Community Banks, Inc.	45,236	1,252,585
United Financial Bancorp, Inc.	25,564	397,009
Univest Financial Corp.	18,052	478,559
Valley National Bancorp	162,273	1,713,603
Veritex Holdings, Inc.	24,400	683,444
Walker & Dunlop, Inc.	15,557	868,081
Washington Federal, Inc.	45,569	1,398,057
Washington Trust Bancorp, Inc.	10,142	531,441
Waterstone Financial, Inc.	7,496	126,233
Webster Financial Corp.	44,601	2,560,989
Wells Fargo & Co.	2,121,554	105,844,329
WesBanco, Inc.	26,121	1,108,314
Westamerica Bancorp	14,910	958,415
Western Alliance Bancorp *	47,199	2,183,898
Wintrust Financial Corp.	26,925	1,983,565
WSFS Financial Corp.	13,782	596,485
Zions Bancorp NA	97,544	4,984,498
		853,973,083

Capital Goods 7.3%
3M Co.	291,239	60,400,056
A.O. Smith Corp.	73,602	3,822,152
AAON, Inc.	20,011	797,638
AAR Corp.	16,848	615,457
Actuant Corp., Class A	32,011	782,669
Acuity Brands, Inc.	19,822	2,579,239
Advanced Drainage Systems, Inc.	22,070	561,019
AECOM *	77,430	2,397,233
Aegion Corp. *	18,890	327,930
Aerojet Rocketdyne Holdings, Inc. *	36,276	1,351,281

2
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Aerovironment, Inc. *	10,492	835,898
AGCO Corp.	33,687	2,276,568
Air Lease Corp.	47,502	1,774,675
Aircastle Ltd.	30,568	607,081
Alamo Group, Inc.	5,332	512,085
Albany International Corp., Class A	14,821	1,149,369
Allegion plc	47,539	4,276,608
Allison Transmission Holdings, Inc.	60,331	2,998,451
Altra Industrial Motion Corp.	31,536	1,003,160
Ameresco, Inc., Class A *	10,879	178,089
American Woodmark Corp. *	6,854	583,961
AMETEK, Inc.	116,051	9,235,339
Apogee Enterprises, Inc.	15,024	536,207
Applied Industrial Technologies, Inc.	19,041	1,107,044
Arconic, Inc.	218,340	4,037,107
Arcosa, Inc.	24,354	815,615
Argan, Inc.	6,823	317,270
Armstrong Flooring, Inc. *	9,704	139,155
Armstrong World Industries, Inc.	23,943	1,752,149
Astec Industries, Inc.	11,166	426,095
Astronics Corp. *	11,833	425,633
Atkore International Group, Inc. *	23,324	538,784
Axon Enterprise, Inc. *	28,265	1,521,505
AZZ, Inc.	14,246	655,601
Babcock & Wilcox Enterprises, Inc. *	71,415	45,777
Barnes Group, Inc.	23,339	1,355,296
Beacon Roofing Supply, Inc. *	34,290	1,243,698
BMC Stock Holdings, Inc. *	32,952	630,372
Briggs & Stratton Corp.	21,301	279,256
Builders FirstSource, Inc. *	54,996	766,094
BWX Technologies, Inc.	49,460	2,589,231
CAI International, Inc. *	6,296	148,334
Carlisle Cos., Inc.	29,484	3,628,891
Caterpillar, Inc.	295,679	40,608,554
Chart Industries, Inc. *	15,403	1,359,777
CIRCOR International, Inc. *	9,888	311,769
Colfax Corp. *	48,259	1,276,933
Columbus McKinnon Corp.	10,961	410,489
Comfort Systems USA, Inc.	17,160	920,119
Continental Building Products, Inc. *	18,475	532,634
Crane Co.	25,272	2,137,253
CSW Industrials, Inc. *	9,480	538,274
Cubic Corp.	14,033	865,836
Cummins, Inc.	74,013	11,404,663
Curtiss-Wright Corp.	21,960	2,707,448
Deere & Co.	160,904	26,394,692
Donaldson Co., Inc.	65,243	3,365,886
Douglas Dynamics, Inc.	10,443	440,486
Dover Corp.	72,533	6,566,413
DXP Enterprises, Inc. *	7,440	263,153
Dycom Industries, Inc. *	14,869	670,295
Eaton Corp. plc	217,466	17,347,263
EMCOR Group, Inc.	29,484	2,126,681
Emerson Electric Co.	314,156	21,409,731
Encore Wire Corp.	10,183	603,241
Energy Recovery, Inc. *	15,935	127,799
EnerSys	21,254	1,568,970
EnPro Industries, Inc.	10,432	715,531
ESCO Technologies, Inc.	14,221	983,951
Esterline Technologies Corp. *	13,005	1,583,359
Evoqua Water Technologies Corp. *	29,567	401,520
Fastenal Co.	143,603	9,038,373
Federal Signal Corp.	29,530	725,847
Flowserve Corp.	64,671	2,872,039
Fluor Corp.	72,438	2,723,669
Fortive Corp.	147,326	12,017,382
Fortune Brands Home & Security, Inc.	72,104	3,397,541
Foundation Building Materials, Inc. *	9,011	100,202
Security	Number of Shares	Value ($)
Franklin Electric Co., Inc.	18,092	962,675
Gardner Denver Holdings, Inc. *	63,864	1,714,748
Gates Industrial Corp. plc *	18,521	298,188
GATX Corp.	18,243	1,450,319
Generac Holdings, Inc. *	29,778	1,535,354
General Dynamics Corp.	139,047	23,668,580
General Electric Co.	4,345,457	45,149,298
Gibraltar Industries, Inc. *	17,776	719,928
Global Brass & Copper Holdings, Inc.	8,618	290,858
GMS, Inc. *	18,340	358,547
Graco, Inc.	82,017	3,851,518
GrafTech International Ltd.	31,219	450,178
Graham Corp.	5,353	121,245
Granite Construction, Inc.	23,357	1,087,502
Great Lakes Dredge & Dock Corp. *	45,830	407,887
Griffon Corp.	14,654	261,427
H&E Equipment Services, Inc.	14,796	425,977
Harris Corp.	58,895	9,713,552
Harsco Corp. *	41,408	926,711
HD Supply Holdings, Inc. *	91,516	3,936,103
HEICO Corp.	21,444	2,009,946
HEICO Corp., Class A	35,287	2,822,607
Herc Holdings, Inc. *	13,370	588,280
Hexcel Corp.	42,576	3,071,433
Hillenbrand, Inc.	30,763	1,362,493
Honeywell International, Inc.	371,265	57,200,799
Hubbell, Inc.	27,323	3,225,480
Huntington Ingalls Industries, Inc.	21,757	4,556,133
Hyster-Yale Materials Handling, Inc.	4,870	329,504
IDEX Corp.	37,908	5,462,543
Illinois Tool Works, Inc.	152,894	22,028,968
Ingersoll-Rand plc	122,252	12,904,921
Insteel Industries, Inc.	9,006	204,887
ITT, Inc.	42,120	2,432,851
Jacobs Engineering Group, Inc.	58,968	4,350,659
JELD-WEN Holding, Inc. *	36,768	743,081
John Bean Technologies Corp.	15,020	1,407,374
Johnson Controls International plc	459,468	16,205,436
Kadant, Inc.	5,916	517,354
Kaman Corp.	13,190	812,240
KBR, Inc.	72,799	1,438,508
Kennametal, Inc.	39,621	1,493,316
Kratos Defense & Security Solutions, Inc. *	43,274	743,880
L.B. Foster Co., Class A *	5,709	98,823
L3 Technologies, Inc.	39,623	8,390,170
Lennox International, Inc.	18,069	4,431,422
Lincoln Electric Holdings, Inc.	32,205	2,783,156
Lindsay Corp.	5,067	468,546
Lockheed Martin Corp.	124,090	38,394,687
Lydall, Inc. *	10,570	297,546
Masco Corp.	154,093	5,787,733
Masonite International Corp. *	14,837	822,712
MasTec, Inc. *	31,411	1,356,327
Mercury Systems, Inc. *	23,495	1,492,402
Meritor, Inc. *	42,774	953,005
Milacron Holdings Corp. *	33,813	473,044
Moog, Inc., Class A	17,132	1,609,723
MRC Global, Inc. *	47,030	792,926
MSC Industrial Direct Co., Inc., Class A	22,399	1,890,700
Mueller Industries, Inc.	30,579	1,010,636
Mueller Water Products, Inc., Class A	84,714	884,414
MYR Group, Inc. *	7,716	258,795
National Presto Industries, Inc.	2,252	252,539
Navistar International Corp. *	35,260	1,352,926
NCI Building Systems, Inc. *	19,057	133,780
Nexeo Solutions, Inc. *(a)	27,995	277,990
NN, Inc.	16,393	162,455

3
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nordson Corp.	26,357	3,578,226
Northrop Grumman Corp.	86,508	25,083,860
NOW, Inc. *	51,047	736,608
NV5 Global, Inc. *	4,617	365,943
nVent Electric plc	82,194	2,258,691
Omega Flex, Inc.	1,630	120,457
Oshkosh Corp.	35,872	2,791,200
Owens Corning	52,748	2,633,708
PACCAR, Inc.	176,262	11,950,564
Park-Ohio Holdings Corp.	2,800	89,012
Parker-Hannifin Corp.	65,857	11,601,369
Patrick Industries, Inc. *	11,869	536,598
Pentair plc	81,506	3,467,265
PGT Innovations, Inc. *	27,224	410,538
Plug Power, Inc. *(a)	130,937	234,377
Powell Industries, Inc.	3,456	110,903
Preformed Line Products Co.	1,628	97,192
Primoris Services Corp.	21,458	501,473
Proto Labs, Inc. *	12,964	1,464,802
Quanex Building Products Corp.	16,892	290,374
Quanta Services, Inc.	71,909	2,562,837
Raven Industries, Inc.	19,884	793,769
Raytheon Co.	142,064	26,494,936
RBC Bearings, Inc. *	12,636	1,770,935
Regal Beloit Corp.	21,594	1,808,713
Resideo Technologies, Inc. *	61,333	1,576,258
REV Group, Inc.	17,660	156,114
Rexnord Corp. *	55,476	1,479,545
Rockwell Automation, Inc.	60,886	10,871,804
Roper Technologies, Inc.	51,592	16,697,751
Rush Enterprises, Inc., Class A	16,541	693,399
Rush Enterprises, Inc., Class B	3,444	142,237
Sensata Technologies Holding plc *	82,871	4,204,046
Simpson Manufacturing Co., Inc.	19,159	1,148,199
SiteOne Landscape Supply, Inc. *	20,036	1,076,134
Snap-on, Inc.	27,572	4,411,520
Spirit AeroSystems Holdings, Inc., Class A	53,573	5,293,012
SPX Corp. *	21,814	793,157
SPX FLOW, Inc. *	21,745	750,637
Standex International Corp.	7,214	591,620
Stanley Black & Decker, Inc.	75,786	10,036,340
Sun Hydraulics Corp.	13,493	641,997
Sunrun, Inc. *	37,276	578,151
Systemax, Inc.	6,310	127,841
Teledyne Technologies, Inc. *	18,019	4,253,205
Tennant Co.	9,465	598,188
Terex Corp.	33,953	1,140,481
Textron, Inc.	122,133	6,631,822
The Boeing Co.	264,343	116,300,346
The Gorman-Rupp Co.	10,604	358,521
The Greenbrier Cos., Inc.	15,896	655,710
The KeyW Holding Corp. *	25,841	191,223
The Manitowoc Co., Inc. *	17,718	318,747
The Middleby Corp. *	28,002	3,432,765
The Timken Co.	34,845	1,511,925
The Toro Co.	53,480	3,667,658
Thermon Group Holdings, Inc. *	18,874	469,585
Titan International, Inc.	19,414	121,532
Titan Machinery, Inc. *	6,496	124,788
TPI Composites, Inc. *	11,034	333,337
TransDigm Group, Inc. *	24,270	10,535,364
Trex Co., Inc. *	29,487	2,210,051
TriMas Corp. *	22,136	715,657
Trinity Industries, Inc.	73,673	1,724,685
Triton International Ltd.	25,926	853,225
Triumph Group, Inc.	26,114	604,800
Tutor Perini Corp. *	17,456	328,522
Security	Number of Shares	Value ($)
United Rentals, Inc. *	40,714	5,479,697
United Technologies Corp.	406,155	51,041,499
Univar, Inc. *	55,851	1,262,791
Universal Forest Products, Inc.	33,013	1,022,413
USG Corp.	44,156	1,903,565
Valmont Industries, Inc.	10,530	1,438,293
Veritiv Corp. *	6,401	184,925
Vicor Corp. *	7,367	234,123
Vivint Solar, Inc. *	29,590	154,756
W.W. Grainger, Inc.	22,955	6,995,995
Wabash National Corp.	29,755	441,564
WABCO Holdings, Inc. *	25,681	3,531,908
Wabtec Corp.	65,658	4,810,105
Watsco, Inc.	15,393	2,214,899
Watts Water Technologies, Inc., Class A	12,730	1,025,274
Welbilt, Inc. *	64,682	1,032,972
Wesco Aircraft Holdings, Inc. *	27,894	236,820
WESCO International, Inc. *	24,334	1,324,986
WillScot Corp. *	19,116	194,792
Woodward, Inc.	26,854	2,587,114
Xylem, Inc.	89,575	6,767,391
		1,032,154,721

Commercial & Professional Services 1.0%
ABM Industries, Inc.	30,890	1,101,537
Acacia Research Corp. *	22,707	69,256
ACCO Brands Corp.	51,752	481,294
ADT, Inc.	55,785	446,280
Advanced Disposal Services, Inc. *	35,251	934,856
ASGN, Inc. *	25,737	1,657,720
Barrett Business Services, Inc.	2,938	230,750
Brady Corp., Class A	23,626	1,117,746
BrightView Holdings, Inc. *	10,286	138,861
Casella Waste Systems, Inc., Class A *	21,051	742,679
CBIZ, Inc. *	33,170	684,297
Cintas Corp.	42,887	8,860,454
Clean Harbors, Inc. *	25,272	1,718,496
Copart, Inc. *	105,326	6,179,476
CoStar Group, Inc. *	18,101	8,281,751
Covanta Holding Corp.	59,824	1,015,811
Deluxe Corp.	23,557	1,096,107
Ennis, Inc.	13,566	287,599
Equifax, Inc.	60,264	6,599,511
Exponent, Inc.	25,947	1,469,379
Forrester Research, Inc.	4,721	236,994
Franklin Covey Co. *	4,896	127,394
FTI Consulting, Inc. *	18,768	1,391,835
GP Strategies Corp. *	8,948	149,790
Healthcare Services Group, Inc.	36,808	1,405,329
Heidrick & Struggles International, Inc.	9,083	391,568
Heritage-Crystal Clean, Inc. *	5,596	135,199
Herman Miller, Inc.	29,635	1,087,012
HNI Corp.	21,528	831,627
Huron Consulting Group, Inc. *	11,452	524,731
ICF International, Inc.	8,630	651,738
IHS Markit Ltd. *	180,037	9,572,567
InnerWorkings, Inc. *	21,650	105,002
Insperity, Inc.	18,801	2,374,002
Interface, Inc.	32,667	579,839
KAR Auction Services, Inc.	66,451	3,133,165
Kelly Services, Inc., Class A	18,824	454,223
Kforce, Inc.	12,771	472,655
Kimball International, Inc., Class B	23,426	367,554
Knoll, Inc.	21,279	450,264
Korn Ferry	27,021	1,318,355
LSC Communications, Inc.	16,939	143,304
ManpowerGroup, Inc.	31,254	2,633,149

4
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Matthews International Corp., Class A	16,848	670,045
McGrath RentCorp	10,694	639,929
Mistras Group, Inc. *	17,383	274,304
Mobile Mini, Inc.	22,717	818,039
MSA Safety, Inc.	17,127	1,770,761
Multi-Color Corp.	5,846	291,423
Navigant Consulting, Inc.	23,294	479,623
Nielsen Holdings plc	177,036	4,638,343
PICO Holdings, Inc. *	12,830	131,892
Pitney Bowes, Inc.	91,198	655,714
Quad/Graphics, Inc.	14,463	211,015
R.R. Donnelley & Sons Co.	31,271	168,238
Republic Services, Inc.	110,313	8,651,849
Resources Connection, Inc.	17,348	301,335
Robert Half International, Inc.	60,845	4,149,021
Rollins, Inc.	73,761	2,925,361
SP Plus Corp. *	10,629	365,638
Steelcase, Inc., Class A	42,510	744,350
Stericycle, Inc. *	42,120	1,877,710
Team, Inc. *	14,060	219,617
Tetra Tech, Inc.	27,006	1,620,900
The Brink's Co.	25,272	1,994,466
TransUnion	92,589	5,977,546
TriNet Group, Inc. *	21,420	1,312,832
TrueBlue, Inc. *	22,980	529,000
UniFirst Corp.	8,424	1,211,540
Upwork, Inc. *	29,687	703,285
US Ecology, Inc.	10,603	608,400
Verisk Analytics, Inc. *	81,970	10,363,467
Viad Corp.	11,612	672,335
VSE Corp.	4,636	163,883
WageWorks, Inc. *	20,071	660,336
Waste Management, Inc.	197,141	19,960,526
		147,413,879

Consumer Durables & Apparel 1.4%
Acushnet Holdings Corp.	17,114	426,310
American Outdoor Brands Corp. *	28,265	354,726
Beazer Homes USA, Inc. *	12,609	152,821
Brunswick Corp.	42,120	2,221,409
Callaway Golf Co.	41,936	721,719
Capri Holdings Ltd. *	73,625	3,357,300
Carter's, Inc.	23,490	2,288,866
Cavco Industries, Inc. *	4,356	603,001
Century Communities, Inc. *	15,307	349,459
Columbia Sportswear Co.	15,004	1,544,662
Crocs, Inc. *	34,707	891,276
D.R. Horton, Inc.	171,269	6,660,651
Deckers Outdoor Corp. *	14,440	2,136,398
Ethan Allen Interiors, Inc.	8,996	180,640
Fossil Group, Inc. *	21,360	334,070
G-III Apparel Group Ltd. *	19,987	711,737
Garmin Ltd.	60,408	5,072,460
GoPro, Inc., Class A *	83,322	485,767
Hanesbrands, Inc.	178,129	3,311,418
Hasbro, Inc.	59,006	5,009,609
Helen of Troy Ltd. *	12,704	1,424,245
Hovnanian Enterprises, Inc., Class A *	72,410	49,029
Installed Building Products, Inc. *	10,656	464,815
iRobot Corp. *	13,264	1,658,796
Johnson Outdoors, Inc., Class A	3,145	206,438
KB Home	44,030	1,004,324
La-Z-Boy, Inc.	25,806	887,984
Leggett & Platt, Inc.	63,521	2,885,124
Lennar Corp., B Shares	9,383	360,964
Lennar Corp., Class A	146,260	7,017,555
LGI Homes, Inc. *	9,303	549,807
Security	Number of Shares	Value ($)
Libbey, Inc. *	6,287	24,771
Lululemon Athletica, Inc. *	52,764	7,936,761
M.D.C Holdings, Inc.	23,011	663,637
M/I Homes, Inc. *	12,895	335,786
Malibu Boats, Inc., Class A *	9,380	433,450
Marine Products Corp.	6,166	87,311
Mattel, Inc. *	171,064	2,466,743
Meritage Homes Corp. *	21,135	926,770
Mohawk Industries, Inc. *	31,532	4,292,136
Movado Group, Inc.	6,792	237,924
Nautilus, Inc. *	10,692	69,819
Newell Brands, Inc.	214,366	3,479,160
NIKE, Inc., Class B	638,118	54,705,856
NVR, Inc. *	1,656	4,338,720
Oxford Industries, Inc.	8,426	665,907
Polaris Industries, Inc.	29,403	2,506,018
PulteGroup, Inc.	129,483	3,496,041
PVH Corp.	38,291	4,397,338
Ralph Lauren Corp.	26,760	3,349,549
Roku, Inc. *	24,730	1,639,352
Skechers U.S.A., Inc., Class A *	68,060	2,288,858
Skyline Champion Corp.	19,911	395,432
Sonos, Inc. *	9,524	98,383
Steven Madden Ltd.	40,276	1,328,705
Sturm Ruger & Co., Inc.	8,801	501,217
Tapestry, Inc.	143,158	5,001,940
Taylor Morrison Home Corp., Class A *	56,776	952,133
Tempur Sealy International, Inc. *	23,447	1,364,850
Toll Brothers, Inc.	69,210	2,463,876
TopBuild Corp. *	18,188	1,082,186
TRI Pointe Group, Inc. *	71,452	900,295
Tupperware Brands Corp.	24,649	742,181
Under Armour, Inc., Class A *	95,867	2,161,801
Under Armour, Inc., Class C *	100,290	2,013,823
Unifi, Inc. *	6,730	148,868
Universal Electronics, Inc. *	8,430	281,478
Vera Bradley, Inc. *	9,458	90,324
VF Corp.	162,801	14,222,295
Vista Outdoor, Inc. *	27,568	245,631
Whirlpool Corp.	32,126	4,546,150
William Lyon Homes, Class A *	13,095	185,294
Wolverine World Wide, Inc.	46,523	1,663,662
YETI Holdings, Inc. *(a)	7,163	171,840
		192,227,651

Consumer Services 2.2%
Adtalem Global Education, Inc. *	29,534	1,423,539
American Public Education, Inc. *	6,931	223,941
Aramark	121,814	3,690,964
BBX Capital Corp.	36,875	225,675
Belmond Ltd., Class A *	44,612	1,108,608
Biglari Holdings, Inc., Class A *	30	20,970
Biglari Holdings, Inc., Class B *	300	40,203
BJ's Restaurants, Inc.	10,259	490,791
Bloomin' Brands, Inc.	45,793	946,999
Bluegreen Vacations Corp.	1,675	21,926
Boyd Gaming Corp.	38,967	1,159,658
Bridgepoint Education, Inc. *	19,173	197,674
Bright Horizons Family Solutions, Inc. *	28,617	3,548,508
Brinker International, Inc.	19,029	870,957
Caesars Entertainment Corp. *	290,968	2,508,144
Career Education Corp. *	36,152	600,846
Carnival Corp.	200,772	11,596,591
Carriage Services, Inc.	5,849	122,887
Carrols Restaurant Group, Inc. *	21,038	224,896
Chegg, Inc. *	51,675	2,047,880
Chipotle Mexican Grill, Inc. *	12,070	7,332,887

5
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Choice Hotels International, Inc.	17,967	1,434,485
Churchill Downs, Inc.	17,598	1,650,692
Chuy's Holdings, Inc. *	9,464	211,710
Cracker Barrel Old Country Store, Inc.	12,434	2,014,184
Darden Restaurants, Inc.	61,805	6,928,959
Dave & Buster's Entertainment, Inc.	19,056	978,144
Del Frisco's Restaurant Group, Inc. *	14,322	121,307
Denny's Corp. *	33,024	576,599
Dine Brands Global, Inc.	8,672	860,262
Domino's Pizza, Inc.	20,783	5,215,286
Drive Shack, Inc. *	22,216	97,973
Dunkin' Brands Group, Inc.	42,493	3,036,125
El Pollo Loco Holdings, Inc. *	12,934	195,691
Eldorado Resorts, Inc. *	31,881	1,536,983
Extended Stay America, Inc.	92,295	1,683,461
Fiesta Restaurant Group, Inc. *	12,717	191,645
frontdoor, Inc. *	33,828	1,082,496
Golden Entertainment, Inc. *	9,469	172,525
Graham Holdings Co., Class B	2,111	1,443,312
Grand Canyon Education, Inc. *	23,745	2,746,822
H&R Block, Inc.	102,122	2,466,246
Hilton Grand Vacations, Inc. *	48,446	1,540,098
Hilton Worldwide Holdings, Inc.	148,904	12,373,922
Houghton Mifflin Harcourt Co. *	55,354	437,850
Hyatt Hotels Corp., Class A	21,925	1,595,482
International Speedway Corp., Class A	12,778	552,649
Jack in the Box, Inc.	12,702	1,023,019
K12, Inc. *	21,703	695,364
Las Vegas Sands Corp.	185,639	11,403,804
Laureate Education, Inc., Class A *	32,606	498,546
Lindblad Expeditions Holdings, Inc. *	10,945	148,743
Marriott International, Inc., Class A	141,299	17,700,526
Marriott Vacations Worldwide Corp.	20,391	1,984,860
McDonald's Corp.	386,055	70,972,351
MGM Resorts International	249,948	6,686,109
Monarch Casino & Resort, Inc. *	6,042	264,942
Noodles & Co. *	19,295	151,273
Norwegian Cruise Line Holdings Ltd. *	109,386	6,074,205
Papa John's International, Inc. (a)	11,888	519,624
Penn National Gaming, Inc. *	53,780	1,336,433
Planet Fitness, Inc., Class A *	43,570	2,561,045
Playa Hotels & Resorts N.V. *	26,028	198,333
PlayAGS, Inc. *	11,630	276,678
Potbelly Corp. *	10,392	87,501
Red Robin Gourmet Burgers, Inc. *	9,344	284,151
Red Rock Resorts, Inc., Class A	34,895	981,247
Regis Corp. *	17,412	314,983
Royal Caribbean Cruises Ltd.	85,774	10,162,504
Ruth's Hospitality Group, Inc.	16,096	409,160
Scientific Games Corp., Class A *	26,682	775,379
SeaWorld Entertainment, Inc. *	33,699	919,646
Service Corp. International	89,485	3,699,310
ServiceMaster Global Holdings, Inc. *	67,768	3,060,403
Shake Shack, Inc., Class A *	11,994	661,349
Six Flags Entertainment Corp.	36,003	2,005,727
Sotheby's *	17,702	776,587
Speedway Motorsports, Inc.	7,703	136,035
Starbucks Corp.	620,637	43,605,956
Strategic Education, Inc.	10,497	1,372,798
Texas Roadhouse, Inc.	34,490	2,183,562
The Cheesecake Factory, Inc.	21,502	1,017,045
The Habit Restaurants, Inc., Class A *	14,157	159,549
The Wendy's Co.	90,295	1,564,812
Vail Resorts, Inc.	20,003	4,168,425
Weight Watchers International, Inc. *	19,308	390,601
Wingstop, Inc.	14,680	977,835
Wyndham Destinations, Inc.	48,381	2,178,596
Wyndham Hotels & Resorts, Inc.	48,381	2,543,389
Security	Number of Shares	Value ($)
Wynn Resorts Ltd.	48,255	6,106,188
Yum! Brands, Inc.	156,189	14,759,860
		317,347,905

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	26,429	2,896,883
AG Mortgage Investment Trust, Inc.	14,030	249,453
AGNC Investment Corp.	266,574	4,705,031
Ally Financial, Inc.	209,126	5,665,223
American Express Co.	349,997	37,708,677
Ameriprise Financial, Inc.	69,939	9,206,071
Annaly Capital Management, Inc.	706,228	7,154,090
Anworth Mortgage Asset Corp.	68,128	290,225
Apollo Commercial Real Estate Finance, Inc.	52,884	960,373
Arbor Realty Trust, Inc. (a)	34,504	446,482
Arlington Asset Investment Corp., Class A (a)	11,592	96,098
ARMOUR Residential REIT, Inc.	20,616	413,351
Artisan Partners Asset Management, Inc., Class A	27,116	713,151
AXA Equitable Holdings, Inc.	64,877	1,240,448
Berkshire Hathaway, Inc., Class B *	973,441	195,953,673
BGC Partners, Inc., Class A	128,418	787,202
BlackRock, Inc.	60,776	26,937,139
Blackstone Mortgage Trust, Inc., Class A	58,782	2,026,803
Blucora, Inc. *	24,010	645,629
Cannae Holdings, Inc. *	35,098	804,446
Capital One Financial Corp.	236,799	19,791,660
Capstead Mortgage Corp.	44,067	365,756
Cboe Global Markets, Inc.	56,806	5,448,263
Chimera Investment Corp.	89,643	1,657,499
CME Group, Inc.	178,950	32,552,794
Cohen & Steers, Inc.	12,636	527,679
Colony Credit Real Estate, Inc.	39,129	682,018
Cowen, Inc., Class A *	13,686	211,859
Credit Acceptance Corp. *	6,210	2,731,531
Curo Group Holdings Corp. *	6,630	73,063
Diamond Hill Investment Group, Inc.	1,300	184,548
Discover Financial Services	169,073	12,107,318
Donnelley Financial Solutions, Inc. *	19,225	273,187
Dynex Capital, Inc.	21,880	133,468
E*TRADE Financial Corp.	128,071	6,274,198
Eaton Vance Corp.	57,256	2,396,164
Encore Capital Group, Inc. *	14,112	482,630
Enova International, Inc. *	15,642	399,184
Evercore, Inc., Class A	21,212	1,953,625
Exantas Capital Corp.	14,080	152,768
EZCORP, Inc., Class A *	23,258	227,231
FactSet Research Systems, Inc.	19,127	4,498,097
Federated Investors, Inc., Class B	48,459	1,441,655
FGL Holdings *	87,099	722,922
FirstCash, Inc.	21,550	1,889,073
Focus Financial Partners, Inc., Class A *	9,313	352,497
Franklin Resources, Inc.	150,146	4,896,261
GAMCO Investors, Inc., Class A	3,329	68,178
Granite Point Mortgage Trust, Inc.	22,481	427,589
Green Dot Corp., Class A *	23,677	1,528,350
Greenhill & Co., Inc.	13,066	307,574
Hamilton Lane, Inc., Class A	7,216	336,843
Houlihan Lokey, Inc.	18,052	830,031
Interactive Brokers Group, Inc., Class A	36,691	2,026,444
Intercontinental Exchange, Inc.	285,979	22,063,280
INTL FCStone, Inc. *	6,928	301,368
Invesco Ltd.	205,064	3,967,988
Invesco Mortgage Capital, Inc.	58,235	927,101
Investment Technology Group, Inc.	17,392	525,760

6
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Janus Henderson Group plc	86,034	2,107,833
Jefferies Financial Group, Inc.	142,254	2,883,489
KKR & Co., Inc., Class A	264,644	5,883,036
KKR Real Estate Finance Trust, Inc.	13,790	280,902
Ladder Capital Corp., Class A	47,165	865,478
Ladenburg Thalmann Financial Services, Inc.	47,332	139,156
Lazard Ltd., Class A	63,244	2,367,223
Legg Mason, Inc.	42,771	1,251,052
LendingClub Corp. *	215,691	640,602
LPL Financial Holdings, Inc.	43,850	3,306,728
MarketAxess Holdings, Inc.	19,003	4,634,452
MFA Financial, Inc.	223,167	1,622,424
Moelis & Co., Class A	23,097	1,030,357
Moody's Corp.	83,379	14,434,572
Morgan Stanley	652,958	27,411,177
Morningstar, Inc.	9,842	1,245,604
MSCI, Inc.	44,103	8,146,706
Nasdaq, Inc.	57,349	5,251,448
Navient Corp.	114,130	1,394,669
Nelnet, Inc., Class A	10,196	558,945
New Residential Investment Corp.	180,848	2,991,226
New York Mortgage Trust, Inc.	72,639	435,834
Northern Trust Corp.	110,872	10,333,270
On Deck Capital, Inc. *	19,111	117,342
OneMain Holdings, Inc.	36,965	1,219,845
PennyMac Mortgage Investment Trust	30,326	618,044
Piper Jaffray Cos.	7,352	514,346
PJT Partners, Inc., Class A	8,459	391,060
PRA Group, Inc. *	21,770	700,776
Pzena Investment Management, Inc., Class A	8,542	85,078
Raymond James Financial, Inc.	64,626	5,336,815
Redwood Trust, Inc.	46,332	708,880
S&P Global, Inc.	125,382	25,122,791
Safeguard Scientifics, Inc. *	8,781	95,274
Santander Consumer USA Holdings, Inc.	60,399	1,240,595
SEI Investments Co.	65,465	3,453,279
SLM Corp. *	215,714	2,383,640
Starwood Property Trust, Inc.	137,369	3,081,187
State Street Corp.	188,753	13,565,678
Stifel Financial Corp.	37,396	2,035,464
Synchrony Financial	330,912	10,791,040
T. Rowe Price Group, Inc.	120,230	12,074,699
TD Ameritrade Holding Corp.	136,125	7,667,921
The Bank of New York Mellon Corp.	454,526	23,853,524
The Charles Schwab Corp. (b)	601,769	27,687,392
The Goldman Sachs Group, Inc.	173,436	34,114,861
TPG RE Finance Trust, Inc.	22,289	446,226
Two Harbors Investment Corp.	127,007	1,761,587
Virtu Financial, Inc., Class A	31,235	785,248
Virtus Investment Partners, Inc.	3,734	382,026
Voya Financial, Inc.	78,740	3,981,882
Waddell & Reed Financial, Inc., Class A	39,815	736,976
Western Asset Mortgage Capital Corp.	21,192	212,556
Westwood Holdings Group, Inc.	4,596	177,635
WisdomTree Investments, Inc.	58,910	458,320
World Acceptance Corp. *	3,111	382,653
		720,038,725

Energy 5.0%
Alta Mesa Resources, Inc., Class A *(a)	142,065	36,653
Anadarko Petroleum Corp.	252,553	10,986,055
Antero Resources Corp. *	106,024	918,168
Apache Corp.	190,692	6,327,161
Apergy Corp. *	37,948	1,593,057
Arch Coal, Inc., Class A	9,637	897,783
Security	Number of Shares	Value ($)
Archrock, Inc.	61,859	603,744
Baker Hughes a GE Co.	255,416	6,737,874
Berry Petroleum Corp.	9,125	116,161
Bonanza Creek Energy, Inc. *	9,444	216,929
C&J Energy Services, Inc. *	31,836	549,808
Cabot Oil & Gas Corp.	217,147	5,346,159
Cactus, Inc., Class A *	18,007	652,934
California Resources Corp. *	25,175	595,389
Callon Petroleum Co. *	119,277	912,469
CARBO Ceramics, Inc. *	15,158	61,845
Carrizo Oil & Gas, Inc. *	43,442	476,993
Centennial Resource Development, Inc., Class A *	95,171	863,201
Cheniere Energy, Inc. *	111,403	7,179,923
Chesapeake Energy Corp. *	525,737	1,556,181
Chevron Corp.	957,160	114,457,193
Cimarex Energy Co.	48,000	3,451,680
Clean Energy Fuels Corp. *	62,052	142,099
CNX Resources Corp. *	100,914	1,069,688
Concho Resources, Inc.	99,215	10,913,650
ConocoPhillips	575,241	39,030,102
CONSOL Energy, Inc. *	13,675	518,966
Contango Oil & Gas Co. *	19,493	66,081
Continental Resources, Inc. *	42,398	1,891,375
Contura Energy, Inc. *	2,184	134,534
Core Laboratories N.V.	23,080	1,495,815
Covia Holdings Corp. *	14,744	70,181
CVR Energy, Inc.	14,894	603,803
Delek US Holdings, Inc.	36,762	1,300,640
Denbury Resources, Inc. *	229,880	441,370
Devon Energy Corp.	232,357	6,856,855
Diamond Offshore Drilling, Inc. *	33,651	321,367
Diamondback Energy, Inc.	77,965	8,024,937
Dril-Quip, Inc. *	18,320	780,615
Eclipse Resources Corp. *(a)	45,867	53,664
Ensco plc, Class A	219,364	899,392
EOG Resources, Inc.	290,595	27,315,930
EQT Corp.	127,385	2,308,216
Equitrans Midstream Corp. *	101,215	1,785,433
Era Group, Inc. *	10,706	123,333
Evolution Petroleum Corp.	14,565	102,975
Exterran Corp. *	16,937	289,115
Extraction Oil & Gas, Inc. *	65,925	276,885
Exxon Mobil Corp.	2,120,183	167,558,062
Falcon Minerals Corp.	18,676	144,739
Forum Energy Technologies, Inc. *	34,752	202,604
Frank's International N.V. *	31,430	196,752
FTS International, Inc. *	19,232	197,897
Geospace Technologies Corp. *	6,308	103,451
Green Plains, Inc.	21,173	330,299
Gulfport Energy Corp. *	80,029	613,022
Halcon Resources Corp. *(a)	81,856	122,784
Halliburton Co.	435,332	13,360,339
Helix Energy Solutions Group, Inc. *	63,005	466,237
Helmerich & Payne, Inc.	55,320	2,998,344
Hess Corp.	126,456	7,315,480
HighPoint Resources Corp. *	43,719	113,232
HollyFrontier Corp.	79,683	4,079,770
International Seaways, Inc. *	14,082	234,324
Jagged Peak Energy, Inc. *	32,221	305,133
Keane Group, Inc. *	20,672	227,805
Kinder Morgan, Inc.	953,421	18,267,546
KLX Energy Services Holdings, Inc. *	12,285	323,833
Kosmos Energy Ltd. *	116,049	742,714
Laredo Petroleum, Inc. *	82,734	283,778
Liberty Oilfield Services, Inc., Class A (a)	19,348	316,920
Magnolia Oil & Gas Corp. *	44,189	543,525
Mammoth Energy Services, Inc.	7,474	171,827

7
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Marathon Oil Corp.	417,326	6,927,612
Marathon Petroleum Corp.	344,838	21,383,404
Matador Resources Co. *	50,741	943,783
Matrix Service Co. *	11,388	237,895
McDermott International, Inc. *	87,145	738,990
Murphy Oil Corp.	80,545	2,327,750
Nabors Industries Ltd.	167,687	543,306
NACCO Industries, Inc., Class A	2,318	84,769
National Oilwell Varco, Inc.	192,060	5,404,568
Natural Gas Services Group, Inc. *	6,364	117,607
Newpark Resources, Inc. *	44,559	393,902
Nine Energy Service, Inc. *	4,330	113,533
Noble Corp. plc *	118,773	357,507
Noble Energy, Inc.	237,152	5,252,917
Northern Oil & Gas, Inc. *	97,595	231,300
Oasis Petroleum, Inc. *	136,740	764,377
Occidental Petroleum Corp.	377,808	24,991,999
Oceaneering International, Inc. *	50,928	786,838
Oil States International, Inc. *	31,112	533,260
ONEOK, Inc.	205,879	13,229,784
Overseas Shipholding Group, Inc., Class A *	44,064	86,806
Par Pacific Holdings, Inc. *	15,517	262,237
Parsley Energy, Inc., Class A *	132,643	2,406,144
Patterson-UTI Energy, Inc.	105,094	1,393,546
PBF Energy, Inc., Class A	61,101	1,898,408
PDC Energy, Inc. *	32,636	1,209,816
Peabody Energy Corp.	37,791	1,165,852
Penn Virginia Corp. *	6,694	359,200
Phillips 66	212,619	20,487,967
Pioneer Energy Services Corp. *	39,365	69,676
Pioneer Natural Resources Co.	85,231	12,013,309
ProPetro Holding Corp. *	34,738	689,897
QEP Resources, Inc. *	123,147	955,621
Range Resources Corp.	102,338	1,095,017
Renewable Energy Group, Inc. *	18,093	480,731
Resolute Energy Corp. *(a)	10,611	327,986
REX American Resources Corp. *	2,500	199,275
RigNet, Inc. *	6,442	99,722
Ring Energy, Inc. *	34,752	214,420
Roan Resources, Inc. *	17,060	132,556
Rowan Cos. plc, Class A *	67,611	764,680
RPC, Inc.	28,360	304,870
SandRidge Energy, Inc. *	13,278	103,170
Schlumberger Ltd.	695,633	30,649,590
SEACOR Holdings, Inc. *	8,482	378,806
SEACOR Marine Holdings, Inc. *	11,397	156,367
Select Energy Services, Inc., Class A *	29,795	300,334
SemGroup Corp., Class A	31,681	498,659
SM Energy Co.	50,583	826,526
Smart Sand, Inc. *	14,619	43,711
Southwestern Energy Co. *	288,747	1,221,400
SRC Energy, Inc. *	112,661	518,241
Superior Energy Services, Inc. *	77,119	360,917
Talos Energy, Inc. *	9,515	213,612
Targa Resources Corp.	114,264	4,597,983
TechnipFMC plc	214,679	4,785,195
Tellurian, Inc. *(a)	49,584	508,732
TETRA Technologies, Inc. *	59,716	142,721
The Williams Cos., Inc.	605,499	16,160,768
Tidewater, Inc. *	15,288	350,707
Transocean Ltd. *	250,877	2,049,665
U.S. Well Services, Inc. *	13,687	110,180
Ultra Petroleum Corp. *	75,722	50,931
Unit Corp. *	27,794	432,197
US Silica Holdings, Inc.	38,453	572,950
Valero Energy Corp.	211,113	17,218,376
W&T Offshore, Inc. *	46,995	244,844
Security	Number of Shares	Value ($)
Weatherford International plc *	503,245	324,895
Whiting Petroleum Corp. *	44,858	1,093,189
World Fuel Services Corp.	31,647	876,305
WPX Energy, Inc. *	200,493	2,474,084
		709,822,690

Food & Staples Retailing 1.3%
BJ's Wholesale Club Holdings, Inc. *	32,330	818,596
Casey's General Stores, Inc.	18,001	2,425,455
Costco Wholesale Corp.	219,696	48,056,303
Ingles Markets, Inc., Class A	6,730	209,438
Natural Grocers by Vitamin Cottage, Inc. *	3,751	53,264
Performance Food Group Co. *	55,317	2,131,364
PriceSmart, Inc.	11,398	736,995
Rite Aid Corp. *	539,768	399,428
Smart & Final Stores, Inc. *	13,862	85,944
SpartanNash Co.	17,216	326,760
Sprouts Farmers Market, Inc. *	63,565	1,482,336
Sysco Corp.	240,440	16,241,722
The Andersons, Inc.	13,323	492,418
The Chefs' Warehouse, Inc. *	11,232	359,536
The Kroger Co.	399,400	11,714,402
United Natural Foods, Inc. *	23,762	356,668
US Foods Holding Corp. *	108,696	3,830,447
Village Super Market, Inc., Class A	4,810	147,426
Walgreens Boots Alliance, Inc.	401,666	28,594,602
Walmart, Inc.	713,095	70,589,274
Weis Markets, Inc.	8,474	426,327
		189,478,705

Food, Beverage & Tobacco 3.5%
Alico, Inc.	2,500	75,650
Altria Group, Inc.	941,122	49,324,204
Archer-Daniels-Midland Co.	279,899	11,895,707
B&G Foods, Inc. (a)	32,787	807,216
Brown-Forman Corp., Class A	29,788	1,468,548
Brown-Forman Corp., Class B	85,270	4,220,012
Bunge Ltd.	70,110	3,721,439
Cal-Maine Foods, Inc.	15,892	700,837
Calavo Growers, Inc.	7,535	641,455
Campbell Soup Co.	95,006	3,422,116
Coca-Cola Consolidated, Inc.	2,521	624,855
Conagra Brands, Inc.	241,008	5,632,357
Constellation Brands, Inc., Class A	82,804	14,007,125
Darling Ingredients, Inc. *	82,731	1,818,427
Dean Foods Co.	40,846	163,792
Farmer Brothers Co. *	4,296	102,460
Flowers Foods, Inc.	95,407	1,952,981
Fresh Del Monte Produce, Inc.	17,947	496,773
Freshpet, Inc. *	12,769	526,338
General Mills, Inc.	299,418	14,111,570
Hormel Foods Corp.	136,484	5,917,946
Hostess Brands, Inc. *	53,111	644,768
Ingredion, Inc.	33,343	3,082,560
J&J Snack Foods Corp.	7,842	1,217,706
John B Sanfilippo & Son, Inc.	4,342	301,682
Kellogg Co.	126,804	7,133,993
Keurig Dr Pepper, Inc.	94,184	2,368,728
Lamb Weston Holdings, Inc.	73,343	5,083,403
Lancaster Colony Corp.	9,614	1,507,187
Landec Corp. *	13,770	176,807
Limoneira Co.	5,477	128,162
McCormick & Co., Inc. Non-Voting Shares	60,909	8,282,406
MGP Ingredients, Inc.	6,334	518,438

8
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Molson Coors Brewing Co., Class B	93,173	5,745,047
Mondelez International, Inc., Class A	726,816	34,276,643
Monster Beverage Corp. *	198,806	12,689,787
National Beverage Corp.	5,877	403,103
PepsiCo, Inc.	707,029	81,760,834
Philip Morris International, Inc.	777,685	67,611,934
Pilgrim's Pride Corp. *	25,237	496,412
Post Holdings, Inc. *	33,569	3,420,010
Primo Water Corp. *	15,155	222,324
Sanderson Farms, Inc.	9,854	1,135,181
Seaboard Corp.	125	487,407
Seneca Foods Corp., Class A *	5,110	150,847
Simply Good Foods Co. *	25,666	525,126
The Boston Beer Co., Inc., Class A *	4,245	1,326,817
The Coca-Cola Co.	1,918,890	87,002,473
The Hain Celestial Group, Inc. *	44,199	869,394
The Hershey Co.	70,739	7,829,393
The J.M. Smucker Co.	56,698	6,004,885
The Kraft Heinz Co.	312,139	10,359,893
Tootsie Roll Industries, Inc. (a)	10,050	373,760
TreeHouse Foods, Inc. *	27,983	1,695,210
Tyson Foods, Inc., Class A	146,842	9,054,278
Universal Corp.	11,879	704,900
Vector Group Ltd.	55,207	647,026
		486,870,332

Health Care Equipment & Services 6.2%
Abbott Laboratories	879,009	68,228,679
ABIOMED, Inc. *	22,728	7,602,516
Acadia Healthcare Co., Inc. *	45,084	1,185,258
Accuray, Inc. *	50,491	243,367
Addus HomeCare Corp. *	4,572	307,284
Align Technology, Inc. *	36,478	9,446,708
Allscripts Healthcare Solutions, Inc. *	84,799	909,045
Amedisys, Inc. *	14,268	1,773,512
American Renal Associates Holdings, Inc. *	9,079	113,397
AmerisourceBergen Corp.	78,425	6,532,803
AMN Healthcare Services, Inc. *	23,885	1,194,489
AngioDynamics, Inc. *	18,008	403,559
Antares Pharma, Inc. *	63,830	229,150
Anthem, Inc.	129,002	38,794,771
AtriCure, Inc. *	18,112	578,497
Atrion Corp.	764	600,787
Avanos Medical, Inc. *	23,268	1,095,457
AxoGen, Inc. *	17,676	326,299
Axonics Modulation Technologies, Inc. *	3,943	83,828
Baxter International, Inc.	247,778	18,516,450
Becton Dickinson & Co.	134,349	33,424,688
BioScrip, Inc. *	69,040	224,380
BioTelemetry, Inc. *	16,218	1,211,809
Boston Scientific Corp. *	690,965	27,721,516
Brookdale Senior Living, Inc. *	91,665	619,655
Cantel Medical Corp.	18,176	1,336,300
Capital Senior Living Corp. *	14,846	74,230
Cardinal Health, Inc.	149,307	8,113,342
Cardiovascular Systems, Inc. *	18,001	636,695
Castlight Health, Inc., Class B *	48,485	154,667
Centene Corp. *	205,781	12,530,005
Cerner Corp. *	163,598	9,153,308
Cerus Corp. *	70,801	460,915
Chemed Corp.	8,005	2,637,648
Cigna Corp.	189,963	33,137,146
Civitas Solutions, Inc. *	8,553	151,901
Community Health Systems, Inc. *	57,134	282,813
Computer Programs & Systems, Inc.	4,596	151,392
CONMED Corp.	12,673	974,554
Security	Number of Shares	Value ($)
CorVel Corp. *	4,910	330,443
Covetrus, Inc. *	47,614	1,703,629
CryoLife, Inc. *	18,404	544,390
CVS Health Corp.	647,342	37,435,788
Danaher Corp.	307,699	39,083,927
DaVita, Inc. *	63,548	3,615,881
DENTSPLY SIRONA, Inc.	111,706	4,664,843
DexCom, Inc. *	44,345	6,178,589
Diplomat Pharmacy, Inc. *	27,459	177,111
Edwards Lifesciences Corp. *	104,921	17,762,076
Encompass Health Corp.	48,607	3,069,046
Endologix, Inc. *	42,764	22,284
Evolent Health, Inc., Class A *	37,828	498,951
GenMark Diagnostics, Inc. *	26,984	207,507
Glaukos Corp. *	16,096	1,193,840
Globus Medical, Inc., Class A *	37,328	1,817,500
Guardant Health, Inc. *	6,152	409,969
Haemonetics Corp. *	26,490	2,301,186
Hanger, Inc. *	17,872	361,372
HCA Healthcare, Inc.	133,831	18,607,862
HealthEquity, Inc. *	27,230	2,191,470
HealthStream, Inc.	10,986	305,411
Henry Schein, Inc. *	76,900	4,560,170
Heska Corp. *	3,268	267,290
Hill-Rom Holdings, Inc.	33,019	3,501,665
HMS Holdings Corp. *	42,848	1,476,542
Hologic, Inc. *	137,234	6,470,583
Humana, Inc.	68,372	19,488,755
ICU Medical, Inc. *	8,002	1,966,572
IDEXX Laboratories, Inc. *	43,132	9,102,146
Inogen, Inc. *	8,792	944,788
Inovalon Holdings, Inc., Class A *	35,861	471,214
Inspire Medical Systems, Inc. *	5,966	369,892
Insulet Corp. *	29,760	2,794,762
Integer Holdings Corp. *	14,844	1,350,210
Integra LifeSciences Holdings Corp. *	35,092	1,933,218
Intuitive Surgical, Inc. *	56,986	31,206,103
Invacare Corp.	15,390	149,745
iRhythm Technologies, Inc. *	11,198	1,072,656
Laboratory Corp. of America Holdings *	50,912	7,547,195
Lantheus Holdings, Inc. *	21,251	485,585
LeMaitre Vascular, Inc.	7,361	220,241
LHC Group, Inc. *	14,540	1,594,893
LivaNova plc *	24,082	2,244,442
Magellan Health, Inc. *	13,730	935,150
Masimo Corp. *	24,875	3,265,590
McKesson Corp.	97,662	12,418,700
Medidata Solutions, Inc. *	30,313	2,274,081
MEDNAX, Inc. *	45,618	1,501,288
Medtronic plc	672,186	60,832,833
Meridian Bioscience, Inc.	19,134	326,617
Merit Medical Systems, Inc. *	27,505	1,532,854
Molina Healthcare, Inc. *	31,817	4,283,523
National HealthCare Corp.	4,265	347,214
National Research Corp.	4,345	169,151
Natus Medical, Inc. *	18,008	497,561
Neogen Corp. *	25,854	1,601,914
Nevro Corp. *	15,828	729,196
NextGen Healthcare, Inc. *	26,069	456,208
NuVasive, Inc. *	25,285	1,489,287
Omnicell, Inc. *	19,429	1,650,494
OraSure Technologies, Inc. *	31,639	340,119
Orthofix Medical, Inc. *	10,417	636,479
Owens & Minor, Inc.	34,521	215,411
Patterson Cos., Inc.	40,949	923,400
Penumbra, Inc. *	15,471	2,068,009
Premier, Inc., Class A *	27,772	1,015,900
Quest Diagnostics, Inc.	67,675	5,857,271

9
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Quidel Corp. *	17,647	1,156,937
R1 RCM, Inc. *	47,614	470,902
RadNet, Inc. *	19,589	267,194
ResMed, Inc.	71,413	7,314,834
SeaSpine Holdings Corp. *	9,345	143,352
Select Medical Holdings Corp. *	55,331	820,005
Senseonics Holdings, Inc. *(a)	43,900	131,261
SI-BONE, Inc. *	3,754	77,783
STAAR Surgical Co. *	13,521	497,573
STERIS plc	42,756	5,171,766
Stryker Corp.	154,894	29,199,068
Surgery Partners, Inc. *	7,596	95,102
Surmodics, Inc. *	6,318	368,655
Tabula Rasa HealthCare, Inc. *	9,872	544,046
Tactile Systems Technology, Inc. *	9,240	702,332
Tandem Diabetes Care, Inc. *	28,084	1,841,468
Teladoc Health, Inc. *	34,322	2,208,964
Teleflex, Inc.	22,809	6,610,961
Tenet Healthcare Corp. *	41,554	1,187,613
The Cooper Cos., Inc.	24,611	7,038,500
The Ensign Group, Inc.	27,006	1,335,447
The Providence Service Corp. *	5,944	423,926
Tivity Health, Inc. *	20,256	433,478
TransEnterix, Inc. *(a)	146,756	365,422
Triple-S Management Corp., Class B *	10,329	262,770
UnitedHealth Group, Inc.	481,628	116,659,934
Universal Health Services, Inc., Class B	43,138	5,988,849
US Physical Therapy, Inc.	6,271	691,315
Varex Imaging Corp. *	17,363	545,893
Varian Medical Systems, Inc. *	45,087	6,057,889
Veeva Systems, Inc., Class A *	60,648	7,151,006
ViewRay, Inc. *	27,906	236,643
Vocera Communications, Inc. *	16,021	530,936
WellCare Health Plans, Inc. *	24,942	6,324,792
West Pharmaceutical Services, Inc.	36,471	3,820,337
Wright Medical Group N.V. *	57,203	1,791,026
Zimmer Biomet Holdings, Inc.	102,004	12,660,737
		869,361,528

Household & Personal Products 1.6%
Avon Products, Inc. *	292,494	903,806
Central Garden & Pet Co. *	7,880	246,486
Central Garden & Pet Co., Class A *	17,208	479,243
Church & Dwight Co., Inc.	122,603	8,067,277
Colgate-Palmolive Co.	433,729	28,569,729
Coty, Inc., Class A	226,759	2,494,349
Edgewell Personal Care Co. *	26,414	1,171,725
elf Beauty, Inc. *	10,924	86,846
Energizer Holdings, Inc.	30,135	1,382,594
Herbalife Nutrition Ltd. *	52,149	2,925,559
Inter Parfums, Inc.	9,822	724,569
Kimberly-Clark Corp.	173,222	20,237,526
Medifast, Inc.	6,692	852,762
Natural Health Trends Corp. (a)	3,085	39,241
Nu Skin Enterprises, Inc., Class A	27,239	1,637,336
Revlon, Inc., Class A *(a)	3,422	91,333
Spectrum Brands Holdings, Inc.	22,901	1,240,547
The Clorox Co.	63,506	10,035,853
The Estee Lauder Cos., Inc., Class A	109,997	17,262,929
The Procter & Gamble Co.	1,246,763	122,868,494
USANA Health Sciences, Inc. *	6,881	677,779
WD-40 Co.	6,717	1,202,142
		223,198,125

Security	Number of Shares	Value ($)
Insurance 2.6%
Aflac, Inc.	380,222	18,684,109
Alleghany Corp.	7,251	4,662,103
Ambac Financial Group, Inc. *	21,357	422,228
American Equity Investment Life Holding Co.	44,567	1,410,546
American Financial Group, Inc.	34,242	3,412,558
American International Group, Inc.	442,127	19,099,886
American National Insurance Co.	4,339	638,657
AMERISAFE, Inc.	10,654	672,374
Aon plc	120,665	20,697,667
Arch Capital Group Ltd. *	203,891	6,661,119
Argo Group International Holdings Ltd.	15,841	1,101,108
Arthur J. Gallagher & Co.	91,055	7,309,895
Assurant, Inc.	25,639	2,640,561
Assured Guaranty Ltd.	53,792	2,246,354
Athene Holding Ltd., Class A *	61,662	2,747,042
Axis Capital Holdings Ltd.	43,128	2,461,315
Brighthouse Financial, Inc. *	59,239	2,293,734
Brown & Brown, Inc.	118,779	3,518,234
Chubb Ltd.	230,721	30,893,542
Cincinnati Financial Corp.	75,004	6,511,847
Citizens, Inc. *(a)	22,435	153,231
CNA Financial Corp.	13,587	587,230
CNO Financial Group, Inc.	86,327	1,470,149
Crawford & Co., Class A	7,009	70,370
Crawford & Co., Class B	7,076	72,741
Donegal Group, Inc., Class A	4,578	61,666
eHealth, Inc. *	9,555	510,333
EMC Insurance Group, Inc.	5,143	164,216
Employers Holdings, Inc.	16,848	701,888
Enstar Group Ltd. *	7,589	1,353,878
Erie Indemnity Co., Class A	9,979	1,778,457
Everest Re Group Ltd.	20,130	4,551,594
FBL Financial Group, Inc., Class A	4,970	347,254
Fidelity National Financial, Inc.	136,443	4,787,785
First American Financial Corp.	55,031	2,795,025
Genworth Financial, Inc., Class A *	248,872	963,135
Global Indemnity Ltd.	3,150	121,527
Greenlight Capital Re Ltd., Class A *	22,972	257,057
Health Insurance Innovations, Inc., Class A *(a)	6,996	260,321
Horace Mann Educators Corp.	21,486	842,036
James River Group Holdings Ltd.	14,434	593,093
Kemper Corp.	30,305	2,518,346
Kinsale Capital Group, Inc.	9,871	658,988
Lincoln National Corp.	107,822	6,741,031
Loews Corp.	138,670	6,603,465
Maiden Holdings Ltd.	37,376	45,972
Markel Corp. *	6,894	6,927,643
Marsh & McLennan Cos., Inc.	252,265	23,465,690
MBIA, Inc. *	47,759	474,247
Mercury General Corp.	13,815	731,781
MetLife, Inc.	495,064	22,371,942
National General Holdings Corp.	31,561	814,589
National Western Life Group, Inc., Class A	1,016	312,928
NI Holdings, Inc. *	8,444	127,420
Old Republic International Corp.	140,952	2,940,259
Primerica, Inc.	21,060	2,633,342
Principal Financial Group, Inc.	130,614	6,875,521
ProAssurance Corp.	26,144	1,061,446
Prudential Financial, Inc.	206,225	19,766,666
Reinsurance Group of America, Inc.	31,475	4,547,823
RenaissanceRe Holdings Ltd.	19,518	2,870,122
RLI Corp.	19,500	1,375,140
Safety Insurance Group, Inc.	8,424	752,600

10
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Selective Insurance Group, Inc.	29,644	1,955,318
State Auto Financial Corp.	8,816	296,835
Stewart Information Services Corp.	10,740	461,068
The Allstate Corp.	172,235	16,255,539
The Hanover Insurance Group, Inc.	21,263	2,524,131
The Hartford Financial Services Group, Inc.	177,223	8,747,727
The Navigators Group, Inc.	12,216	852,432
The Progressive Corp.	292,077	21,292,413
The Travelers Cos., Inc.	132,497	17,610,176
Third Point Reinsurance Ltd. *	41,314	441,647
Torchmark Corp.	52,483	4,332,997
Trupanion, Inc. *(a)	13,054	396,189
United Fire Group, Inc.	9,790	477,165
United Insurance Holdings Corp.	6,596	108,042
Universal Insurance Holdings, Inc.	18,155	708,771
Unum Group	110,155	4,115,391
W.R. Berkley Corp.	47,651	3,986,483
White Mountains Insurance Group Ltd.	1,522	1,429,752
Willis Towers Watson plc	65,191	11,214,156
		372,351,058

Materials 3.0%
AdvanSix, Inc. *	13,943	456,633
Air Products & Chemicals, Inc.	109,722	19,879,432
AK Steel Holding Corp. *	152,180	459,584
Albemarle Corp.	53,447	4,879,177
Alcoa Corp. *	92,504	2,728,868
Allegheny Technologies, Inc. *	62,292	1,783,420
American Vanguard Corp.	12,835	241,041
AptarGroup, Inc.	31,371	3,191,372
Ashland Global Holdings, Inc.	32,004	2,476,469
Avery Dennison Corp.	44,039	4,757,974
Axalta Coating Systems Ltd. *	105,184	2,811,568
Balchem Corp.	16,848	1,494,923
Ball Corp.	170,302	9,329,144
Bemis Co., Inc.	47,266	2,500,371
Berry Global Group, Inc. *	66,150	3,470,890
Boise Cascade Co.	20,153	562,067
Cabot Corp.	29,484	1,382,210
Carpenter Technology Corp.	23,872	1,120,552
Celanese Corp., Series A	67,776	6,932,807
Century Aluminum Co. *	24,191	208,768
CF Industries Holdings, Inc.	115,700	4,882,540
Chase Corp.	3,363	324,698
Clearwater Paper Corp. *	8,710	249,106
Cleveland-Cliffs, Inc.	161,527	1,791,334
Coeur Mining, Inc. *	98,074	468,794
Commercial Metals Co.	54,756	906,212
Compass Minerals International, Inc.	16,848	882,498
Crown Holdings, Inc. *	67,686	3,674,673
Domtar Corp.	30,354	1,545,322
DowDuPont, Inc.	1,146,128	61,008,393
Eagle Materials, Inc.	24,533	1,875,302
Eastman Chemical Co.	69,191	5,721,404
Ecolab, Inc.	127,521	21,539,572
Element Solutions, Inc. *	112,264	1,264,093
Ferro Corp. *	46,194	895,702
FMC Corp.	67,889	6,076,065
Freeport-McMoRan, Inc.	718,624	9,270,250
FutureFuel Corp.	9,984	184,105
GCP Applied Technologies, Inc. *	34,367	1,029,979
Graphic Packaging Holding Co.	151,751	1,848,327
Greif, Inc., Class A	13,638	548,248
Greif, Inc., Class B	2,074	94,284
H.B. Fuller Co.	23,587	1,190,672
Hawkins, Inc.	5,014	206,677
Security	Number of Shares	Value ($)
Haynes International, Inc.	4,336	152,540
Hecla Mining Co.	257,134	617,122
Huntsman Corp.	105,981	2,627,269
Ingevity Corp. *	21,093	2,430,335
Innophos Holdings, Inc.	12,963	430,372
Innospec, Inc.	11,920	975,771
International Flavors & Fragrances, Inc.	50,788	6,475,470
International Paper Co.	202,378	9,272,960
Kaiser Aluminum Corp.	8,424	922,259
Koppers Holdings, Inc. *	11,512	283,080
Kraton Corp. *	15,434	549,142
Kronos Worldwide, Inc.	9,256	141,154
Linde plc	275,802	47,779,938
Livent Corp. *(a)	9,623	123,174
Loop Industries, Inc. *(a)	8,122	78,702
Louisiana-Pacific Corp.	69,685	1,760,940
LSB Industries, Inc. *	15,583	109,860
LyondellBasell Industries N.V., Class A	158,157	13,525,587
Martin Marietta Materials, Inc.	30,972	5,816,542
Materion Corp.	10,883	628,820
McEwen Mining, Inc. (a)	137,896	249,592
Mercer International, Inc.	26,094	373,666
Minerals Technologies, Inc.	16,876	999,059
Myers Industries, Inc.	19,127	364,943
Neenah, Inc.	9,413	636,131
NewMarket Corp.	4,338	1,904,382
Newmont Mining Corp.	268,397	9,157,706
Nucor Corp.	156,769	9,495,498
Olin Corp.	85,215	2,203,660
OMNOVA Solutions, Inc. *	26,116	212,845
Owens-Illinois, Inc.	78,342	1,560,573
P.H. Glatfelter Co.	22,771	306,270
Packaging Corp. of America	47,332	4,524,466
PolyOne Corp.	42,120	1,373,954
PPG Industries, Inc.	119,787	13,412,550
PQ Group Holdings, Inc. *	17,942	293,890
Quaker Chemical Corp.	6,493	1,356,972
Rayonier Advanced Materials, Inc.	25,464	358,788
Reliance Steel & Aluminum Co.	35,051	3,128,302
Resolute Forest Products, Inc.	53,788	438,910
Royal Gold, Inc.	31,871	2,817,715
RPM International, Inc.	65,733	3,803,969
Schnitzer Steel Industries, Inc., Class A	15,117	367,343
Schweitzer-Mauduit International, Inc.	16,848	649,659
Sealed Air Corp.	78,800	3,437,256
Sensient Technologies Corp.	21,227	1,373,387
Silgan Holdings, Inc.	36,686	1,038,581
Sonoco Products Co.	49,374	2,858,261
Steel Dynamics, Inc.	115,696	4,317,775
Stepan Co.	10,267	966,125
Summit Materials, Inc., Class A *	56,962	968,354
SunCoke Energy, Inc. *	31,423	311,716
The Chemours Co.	86,549	3,291,458
The Mosaic Co.	175,462	5,486,697
The Scotts Miracle-Gro Co., Class A	21,150	1,732,185
The Sherwin-Williams Co.	41,113	17,810,152
TimkenSteel Corp. *	21,141	263,417
Tredegar Corp.	13,248	230,780
Trinseo S.A.	20,341	1,020,915
Tronox Ltd., Class A	44,481	526,210
United States Lime & Minerals, Inc.	1,472	105,984
United States Steel Corp.	88,821	1,990,479
US Concrete, Inc. *	9,192	368,691
Valvoline, Inc.	94,711	1,779,620
Venator Materials plc *	23,150	136,353
Verso Corp., Class A *	15,566	305,872
Vulcan Materials Co.	65,991	7,355,357
W.R. Grace & Co.	34,367	2,669,285

11
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Warrior Met Coal, Inc.	21,565	631,423
Westlake Chemical Corp.	17,142	1,197,711
Westrock Co.	125,035	4,673,808
Worthington Industries, Inc.	20,106	790,367
		420,475,619

Media & Entertainment 7.4%
Activision Blizzard, Inc.	382,183	16,105,192
Alphabet, Inc., Class A *	149,567	168,494,704
Alphabet, Inc., Class C *	153,913	172,370,247
Altice USA, Inc., Class A	57,374	1,251,327
AMC Entertainment Holdings, Inc., Class A (a)	24,493	343,637
AMC Networks, Inc., Class A *	21,759	1,429,784
ANGI Homeservices, Inc., Class A *	24,470	401,797
Cable One, Inc.	2,435	2,310,791
Cargurus, Inc. *	15,856	677,527
Cars.com, Inc. *	32,015	753,633
CBS Corp., Class A	2,337	117,574
CBS Corp., Class B Non-Voting Shares	169,868	8,529,072
Central European Media Enterprises Ltd., Class A *	35,557	124,805
Charter Communications, Inc., Class A *	88,045	30,367,601
Cinemark Holdings, Inc.	53,789	2,024,080
Clear Channel Outdoor Holdings, Inc., Class A *	19,288	105,698
Comcast Corp., Class A	2,272,906	87,893,275
comScore, Inc. *	22,910	499,667
Discovery, Inc., Class A *	77,775	2,247,698
Discovery, Inc., Class C *	178,340	4,859,765
DISH Network Corp., Class A *	116,514	3,787,870
Electronic Arts, Inc. *	151,155	14,477,626
Emerald Expositions Events, Inc.	10,180	128,064
Entercom Communications Corp., Class A	61,216	377,091
Entravision Communications Corp., Class A	21,580	85,241
Eventbrite, Inc., Class A *	5,652	167,186
Facebook, Inc., Class A *	1,202,129	194,083,727
Gannett Co., Inc.	55,159	647,567
GCI Liberty, Inc., Class A *	49,123	2,630,045
Global Eagle Entertainment, Inc. *	27,652	73,554
Glu Mobile, Inc. *	53,670	481,957
Gray Television, Inc. *	40,767	893,205
Hemisphere Media Group, Inc. *	10,958	152,316
IAC/InterActiveCorp *	38,925	8,292,971
John Wiley & Sons, Inc., Class A	22,699	1,177,851
Liberty Broadband Corp., Class A *	14,983	1,338,282
Liberty Broadband Corp., Class C *	76,260	6,825,270
Liberty Global plc, Class A *	102,007	2,687,884
Liberty Global plc, Class C *	298,153	7,570,105
Liberty Latin America Ltd., Class A *	27,086	531,427
Liberty Latin America Ltd., Class C *	55,047	1,067,361
Liberty Media Corp. - Liberty Braves, Class A *	5,395	149,765
Liberty Media Corp. - Liberty Braves, Class C *	17,143	477,261
Liberty Media Corp. - Liberty Formula One, Class A *	12,501	384,281
Liberty Media Corp. - Liberty Formula One, Class C *	102,714	3,196,460
Liberty Media Corp. - Liberty SiriusXM, Class A *	39,769	1,626,552
Liberty Media Corp. - Liberty SiriusXM, Class C *	81,189	3,345,799
Security	Number of Shares	Value ($)
Liberty TripAdvisor Holdings, Inc., Class A *	36,630	552,747
Lions Gate Entertainment Corp., Class A	26,464	408,869
Lions Gate Entertainment Corp., Class B	61,157	898,396
Live Nation Entertainment, Inc. *	69,021	3,903,828
Loral Space & Communications, Inc. *	5,687	232,655
Match Group, Inc.	25,723	1,424,540
Meredith Corp.	21,060	1,206,106
MSG Networks, Inc., Class A *	31,571	762,124
National CineMedia, Inc.	35,628	275,761
Netflix, Inc. *	218,186	78,132,407
New Media Investment Group, Inc.	30,681	408,671
News Corp., Class A	199,710	2,600,224
News Corp., Class B	58,052	772,672
Nexstar Media Group, Inc., Class A	22,747	2,223,064
Omnicom Group, Inc.	111,565	8,445,470
Scholastic Corp.	13,716	580,324
Sinclair Broadcast Group, Inc., Class A	35,171	1,269,673
Sirius XM Holdings, Inc.	845,354	5,012,949
Snap, Inc., Class A *	370,800	3,633,840
Take-Two Interactive Software, Inc. *	56,303	4,913,000
TEGNA, Inc.	105,642	1,391,305
The E.W. Scripps Co., Class A	30,760	650,574
The Interpublic Group of Cos., Inc.	190,167	4,379,546
The Madison Square Garden Co., Class A *	8,575	2,470,800
The Marcus Corp.	9,666	409,742
The New York Times Co., Class A	69,451	2,281,465
The Walt Disney Co.	745,761	84,151,671
Tribune Media Co., Class A	39,239	1,814,019
Tribune Publishing Co. *	11,360	137,002
TripAdvisor, Inc. *	50,725	2,697,048
TrueCar, Inc. *	44,691	323,563
Twenty-First Century Fox, Inc., Class A	531,552	26,806,167
Twenty-First Century Fox, Inc., Class B	245,253	12,301,890
Twitter, Inc. *	364,043	11,205,244
Viacom, Inc., Class A	4,212	143,840
Viacom, Inc., Class B	176,385	5,153,970
WideOpenWest, Inc. *	15,010	123,382
World Wrestling Entertainment, Inc., Class A	21,781	1,823,070
Yelp, Inc. *	40,861	1,522,481
Zillow Group, Inc., Class A *	25,157	1,042,255
Zillow Group, Inc., Class C *	56,802	2,374,324
Zynga, Inc., Class A *	416,652	2,174,923
		1,040,600,193

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	752,960	59,664,550
ACADIA Pharmaceuticals, Inc. *	55,724	1,476,686
Accelerate Diagnostics, Inc. *(a)	12,831	274,327
Acceleron Pharma, Inc. *	21,634	952,761
Achillion Pharmaceuticals, Inc. *	63,901	160,392
Aclaris Therapeutics, Inc. *	19,811	128,375
Acorda Therapeutics, Inc. *	18,212	268,445
Aduro Biotech, Inc. *	45,594	196,054
Aerie Pharmaceuticals, Inc. *	19,113	892,004
Agenus, Inc. *	53,053	163,934
Agilent Technologies, Inc.	159,438	12,665,755
Agios Pharmaceuticals, Inc. *	25,658	1,664,434
Aimmune Therapeutics, Inc. *	19,771	476,283
Akcea Therapeutics, Inc. *(a)	8,663	294,802
Akebia Therapeutics, Inc. *	42,867	312,072
Akorn, Inc. *	36,145	146,387
Alder Biopharmaceuticals, Inc. *	32,952	422,445
Alexion Pharmaceuticals, Inc. *	111,613	15,104,587
Alkermes plc *	77,998	2,594,993

12
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Allakos, Inc. *	3,188	127,392
Allergan plc	158,655	21,848,380
Allogene Therapeutics, Inc. *	9,440	299,154
Alnylam Pharmaceuticals, Inc. *	47,154	4,008,090
AMAG Pharmaceuticals, Inc. *	17,561	261,483
Amgen, Inc.	318,301	60,502,654
Amicus Therapeutics, Inc. *	93,163	1,127,272
Amneal Pharmaceuticals, Inc. *	40,447	547,248
Amphastar Pharmaceuticals, Inc. *	19,902	494,565
AnaptysBio, Inc. *	11,261	775,545
ANI Pharmaceuticals, Inc. *	3,683	242,305
Anika Therapeutics, Inc. *	7,525	245,541
Apellis Pharmaceuticals, Inc. *	17,682	267,882
Aptinyx, Inc. *	5,118	27,125
Arcus Biosciences, Inc. *	7,865	92,728
Arena Pharmaceuticals, Inc. *	24,521	1,224,088
Arqule, Inc. *	49,193	160,861
Array BioPharma, Inc. *	106,747	2,448,776
Arrowhead Pharmaceuticals, Inc. *	43,850	855,952
Arvinas Holding Co. LLC *	4,559	88,262
Assembly Biosciences, Inc. *	10,420	222,884
Assertio Therapeutics, Inc. *	33,302	137,870
Atara Biotherapeutics, Inc. *	22,255	796,952
Athenex, Inc. *	18,761	247,082
Audentes Therapeutics, Inc. *	17,840	546,261
Avrobio, Inc. *	3,210	53,479
Bellicum Pharmaceuticals, Inc. *	21,371	68,601
Bio-Rad Laboratories, Inc., Class A *	10,007	2,710,896
Bio-Techne Corp.	18,744	3,634,462
BioCryst Pharmaceuticals, Inc. *	51,397	424,539
Biogen, Inc. *	100,665	33,019,127
Biohaven Pharmaceutical Holding Co., Ltd. *	18,079	795,114
BioMarin Pharmaceutical, Inc. *	88,654	8,267,872
Bluebird Bio, Inc. *	28,304	4,393,347
Blueprint Medicines Corp. *	21,891	1,799,221
Bristol-Myers Squibb Co.	816,382	42,174,294
Bruker Corp.	51,007	1,948,977
Cambrex Corp. *	17,715	732,338
Cara Therapeutics, Inc. *	16,958	289,134
CASI Pharmaceuticals, Inc. *(a)	25,954	85,129
Catalent, Inc. *	71,275	3,080,505
Celgene Corp. *	348,868	28,997,908
Charles River Laboratories International, Inc. *	23,509	3,342,275
Chimerix, Inc. *	31,638	64,225
Clovis Oncology, Inc. *	25,980	786,674
Codexis, Inc. *	30,589	661,334
Coherus Biosciences, Inc. *	36,003	516,283
Corcept Therapeutics, Inc. *	50,785	633,289
Crinetics Pharmaceuticals, Inc. *(a)	2,522	60,276
Cymabay Therapeutics, Inc. *	30,211	356,792
Cytokinetics, Inc. *	26,212	189,251
CytomX Therapeutics, Inc. *	22,924	257,207
Deciphera Pharmaceuticals, Inc. *	7,777	220,867
Denali Therapeutics, Inc. *	33,612	731,397
Dermira, Inc. *	16,216	135,404
Dicerna Pharmaceuticals, Inc. *	25,328	309,255
Dova Pharmaceuticals, Inc. *(a)	6,866	52,731
Dynavax Technologies Corp. *	29,544	271,805
Eagle Pharmaceuticals, Inc. *	5,752	288,003
Editas Medicine, Inc. *	23,037	475,253
Eidos Therapeutics, Inc. *(a)	3,553	65,624
Elanco Animal Health, Inc. *(a)	32,168	972,760
Eli Lilly & Co.	471,493	59,544,851
Eloxx Pharmaceuticals, Inc. *	8,579	110,240
Emergent BioSolutions, Inc. *	21,666	1,264,211
Enanta Pharmaceuticals, Inc. *	7,782	797,966
Security	Number of Shares	Value ($)
Endo International plc *	101,702	1,117,705
Enzo Biochem, Inc. *	19,084	64,504
Epizyme, Inc. *	34,418	446,057
Esperion Therapeutics, Inc. *	12,091	557,395
Exact Sciences Corp. *	61,411	5,588,401
Exelixis, Inc. *	148,691	3,329,191
FibroGen, Inc. *	38,532	2,227,150
Five Prime Therapeutics, Inc. *	13,770	159,457
Flexion Therapeutics, Inc. *	15,886	219,545
G1 Therapeutics, Inc. *	13,380	246,995
Genomic Health, Inc. *	10,619	806,725
Geron Corp. *(a)	96,990	141,605
Gilead Sciences, Inc.	646,177	42,014,429
Global Blood Therapeutics, Inc. *	27,499	1,443,697
Gritstone Oncology, Inc. *	3,102	39,892
Halozyme Therapeutics, Inc. *	63,135	1,089,079
Heron Therapeutics, Inc. *	35,781	947,123
Homology Medicines, Inc. *	3,778	111,375
Horizon Pharma plc *	81,470	2,363,445
Illumina, Inc. *	73,454	22,974,208
ImmunoGen, Inc. *	71,873	339,241
Immunomedics, Inc. *	85,000	1,339,600
Incyte Corp. *	87,604	7,554,093
Innoviva, Inc. *	36,795	577,681
Inovio Pharmaceuticals, Inc. *(a)	47,846	175,116
Insmed, Inc. *	35,884	1,063,961
Insys Therapeutics, Inc. *(a)	20,151	126,750
Intellia Therapeutics, Inc. *	15,256	232,349
Intercept Pharmaceuticals, Inc. *	11,238	1,120,878
Intersect ENT, Inc. *	15,362	522,154
Intra-Cellular Therapies, Inc. *	24,566	334,589
Intrexon Corp. *	37,755	300,907
Invitae Corp. *	32,701	657,944
Ionis Pharmaceuticals, Inc. *	69,278	4,918,045
Iovance Biotherapeutics, Inc. *	61,229	628,822
IQVIA Holdings, Inc. *	79,347	11,116,515
Ironwood Pharmaceuticals, Inc. *	68,237	971,695
Jazz Pharmaceuticals plc *	29,582	4,142,367
Johnson & Johnson	1,342,048	183,377,439
Jounce Therapeutics, Inc. *	10,272	45,710
Karyopharm Therapeutics, Inc. *	24,153	99,752
Kodiak Sciences, Inc. *	9,230	64,610
Kura Oncology, Inc. *	15,268	232,684
La Jolla Pharmaceutical Co. *(a)	21,868	124,648
Lannett Co., Inc. *(a)	11,603	109,184
Lexicon Pharmaceuticals, Inc. *	22,630	120,392
Ligand Pharmaceuticals, Inc., Class B *	10,250	1,271,820
Luminex Corp.	22,463	572,357
MacroGenics, Inc. *	18,567	371,340
Madrigal Pharmaceuticals, Inc. *	3,734	490,200
Mallinckrodt plc *	46,570	1,162,387
MannKind Corp. *	72,083	129,029
Medpace Holdings, Inc. *	13,053	717,262
Merck & Co., Inc.	1,300,893	105,749,592
Mettler-Toledo International, Inc. *	12,427	8,461,669
Mirati Therapeutics, Inc. *	18,710	1,362,088
Momenta Pharmaceuticals, Inc. *	47,726	672,459
Mylan N.V. *	258,218	6,814,373
MyoKardia, Inc. *	18,669	837,305
Myriad Genetics, Inc. *	37,392	1,160,274
Natera, Inc. *	17,746	281,097
Nektar Therapeutics *	85,551	3,468,238
NeoGenomics, Inc. *	46,833	917,927
Neurocrine Biosciences, Inc. *	44,984	3,475,014
Novavax, Inc. *	194,797	137,351
Odonate Therapeutics, Inc. *(a)	3,813	62,838
Omeros Corp. *(a)	23,895	344,566
OPKO Health, Inc. *	173,225	441,724

13
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Optinose, Inc. *(a)	7,682	57,000
Pacific Biosciences of California, Inc. *	68,521	500,889
Pacira Pharmaceuticals, Inc. *	21,313	877,669
Paratek Pharmaceuticals, Inc. *(a)	13,275	86,022
PDL BioPharma, Inc. *	70,076	254,376
PerkinElmer, Inc.	55,579	5,233,319
Perrigo Co., plc	62,410	3,039,367
Pfizer, Inc.	2,891,800	125,359,530
Phibro Animal Health Corp., Class A	10,256	300,501
Portola Pharmaceuticals, Inc. *	39,167	1,202,819
PRA Health Sciences, Inc. *	29,759	3,183,618
Prestige Consumer Healthcare, Inc. *	25,896	757,717
Principia Biopharma, Inc. *	4,389	155,458
Progenics Pharmaceuticals, Inc. *	39,015	172,446
Prothena Corp. plc *	19,534	261,756
PTC Therapeutics, Inc. *	26,606	918,971
Puma Biotechnology, Inc. *	20,126	559,704
Quanterix Corp. *	5,261	129,999
Radius Health, Inc. *	21,272	403,317
Reata Pharmaceuticals, Inc., Class A *	7,528	710,192
Regeneron Pharmaceuticals, Inc. *	38,865	16,740,710
REGENXBIO, Inc. *	14,989	775,381
Repligen Corp. *	19,336	1,150,879
resTORbio, Inc. *(a)	3,337	28,565
Retrophin, Inc. *	19,576	441,635
Revance Therapeutics, Inc. *	17,174	290,928
Rhythm Pharmaceuticals, Inc. *	10,029	287,632
Rocket Pharmaceuticals, Inc. *	11,299	196,716
Rubius Therapeutics, Inc. *	6,537	103,808
Sage Therapeutics, Inc. *	23,418	3,729,316
Sangamo Therapeutics, Inc. *	53,584	482,792
Sarepta Therapeutics, Inc. *	32,692	4,715,494
Seattle Genetics, Inc. *	53,004	3,937,137
Seres Therapeutics, Inc. *	17,015	104,302
SIGA Technologies, Inc. *	19,968	135,383
Solid Biosciences, Inc. *	11,060	118,231
Spark Therapeutics, Inc. *	15,628	1,770,652
Spectrum Pharmaceuticals, Inc. *	49,677	537,008
Supernus Pharmaceuticals, Inc. *	29,421	1,201,554
Syneos Health, Inc. *	30,322	1,266,550
Syros Pharmaceuticals, Inc. *	10,978	74,541
TG Therapeutics, Inc. *	25,863	175,868
The Medicines Co. *	38,219	942,863
TherapeuticsMD, Inc. *(a)	105,187	601,670
Theravance Biopharma, Inc. *	21,052	510,932
Thermo Fisher Scientific, Inc.	201,322	52,257,152
Tricida, Inc. *	7,817	180,807
Twist Bioscience Corp. *	2,979	64,853
Ultragenyx Pharmaceutical, Inc. *	23,144	1,484,456
United Therapeutics Corp. *	22,396	2,828,391
Vanda Pharmaceuticals, Inc. *	25,850	523,204
Vertex Pharmaceuticals, Inc. *	127,966	24,153,582
Voyager Therapeutics, Inc. *	11,269	169,035
Waters Corp. *	38,128	9,235,364
WaVe Life Sciences Ltd. *	10,986	460,643
Xencor, Inc. *	26,617	807,560
Y-mAbs Therapeutics, Inc. *	2,871	62,157
ZIOPHARM Oncology, Inc. *(a)	62,410	184,109
Zoetis, Inc.	239,939	22,609,452
Zogenix, Inc. *	20,273	1,068,995
		1,145,699,545

Real Estate 3.9%
Acadia Realty Trust	41,395	1,179,344
Agree Realty Corp.	17,084	1,122,931
Alexander & Baldwin, Inc. *	32,422	743,436
Alexander's, Inc.	1,999	763,038
Security	Number of Shares	Value ($)
Alexandria Real Estate Equities, Inc.	54,757	7,440,929
Altisource Portfolio Solutions S.A. *(a)	4,696	117,729
American Assets Trust, Inc.	19,226	835,177
American Campus Communities, Inc.	67,266	3,031,006
American Finance Trust, Inc. (a)	23,640	255,548
American Homes 4 Rent, Class A	132,635	2,896,748
American Tower Corp.	220,784	38,891,102
Americold Realty Trust	29,610	851,287
Apartment Investment & Management Co., Class A	77,307	3,782,632
Apple Hospitality REIT, Inc.	105,115	1,732,295
Armada Hoffler Properties, Inc.	23,470	359,091
Ashford Hospitality Trust, Inc.	54,674	293,053
AvalonBay Communities, Inc.	68,532	13,338,383
Boston Properties, Inc.	76,331	10,128,360
Braemar Hotels & Resorts, Inc.	15,890	206,888
Brandywine Realty Trust	89,381	1,405,069
Brixmor Property Group, Inc.	148,218	2,587,886
Camden Property Trust	46,149	4,526,755
CareTrust REIT, Inc.	44,032	983,675
CBL & Associates Properties, Inc. (a)	81,210	173,789
CBRE Group, Inc., Class A *	157,250	7,824,760
Cedar Realty Trust, Inc.	77,315	269,056
Chatham Lodging Trust	23,470	468,931
Chesapeake Lodging Trust	30,340	913,841
Colony Capital, Inc.	238,224	1,324,525
Columbia Property Trust, Inc.	64,636	1,398,077
CoreCivic, Inc.	57,101	1,209,399
CorePoint Lodging, Inc.	25,402	354,866
CoreSite Realty Corp.	17,805	1,820,561
Corporate Office Properties Trust	51,640	1,342,124
Cousins Properties, Inc.	224,798	2,140,077
Crown Castle International Corp.	207,479	24,638,131
CubeSmart	92,258	2,826,785
CyrusOne, Inc.	52,143	2,598,807
DiamondRock Hospitality Co.	99,484	1,063,484
Digital Realty Trust, Inc.	103,637	11,723,417
Douglas Emmett, Inc.	82,541	3,186,083
Duke Realty Corp.	179,500	5,307,815
Easterly Government Properties, Inc.	35,509	638,452
EastGroup Properties, Inc.	17,509	1,850,001
Empire State Realty Trust, Inc., Class A	64,581	982,923
EPR Properties	36,167	2,657,551
Equinix, Inc.	40,198	17,023,853
Equity Commonwealth	59,866	1,954,625
Equity LifeStyle Properties, Inc.	45,416	4,933,994
Equity Residential	182,599	13,455,720
Essex Property Trust, Inc.	33,380	9,341,059
eXp World Holdings, Inc. *(a)	18,009	202,601
Extra Space Storage, Inc.	62,929	6,037,408
Federal Realty Investment Trust	37,899	5,062,927
First Industrial Realty Trust, Inc.	63,636	2,133,079
Forestar Group, Inc. *	5,764	97,815
Four Corners Property Trust, Inc.	33,293	911,895
Franklin Street Properties Corp.	51,689	374,228
Front Yard Residential Corp.	21,496	239,250
FRP Holdings, Inc. *	2,100	107,625
Gaming & Leisure Properties, Inc.	101,251	3,683,511
Getty Realty Corp.	16,255	535,602
Gladstone Commercial Corp.	14,082	290,652
Global Net Lease, Inc.	36,487	650,928
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	28,715	706,963
HCP, Inc.	235,960	7,260,489
Healthcare Realty Trust, Inc.	60,618	1,918,560
Healthcare Trust of America, Inc., Class A	102,216	2,912,134
Hersha Hospitality Trust	18,776	353,928

14
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
HFF, Inc., Class A	21,060	951,912
Highwoods Properties, Inc.	51,555	2,387,512
Hospitality Properties Trust	80,656	2,183,358
Host Hotels & Resorts, Inc.	365,502	7,167,494
Hudson Pacific Properties, Inc.	76,958	2,556,545
Independence Realty Trust, Inc.	53,069	549,795
Industrial Logistics Properties Trust	31,690	661,053
InfraREIT, Inc.	19,340	412,909
Investors Real Estate Trust	5,904	356,484
Invitation Homes, Inc.	147,831	3,400,113
Iron Mountain, Inc.	141,970	5,028,577
iStar, Inc.	38,197	334,224
JBG SMITH Properties	53,302	2,147,538
Jones Lang LaSalle, Inc.	23,131	3,819,391
Kennedy-Wilson Holdings, Inc.	60,294	1,252,909
Kilroy Realty Corp.	48,846	3,600,439
Kimco Realty Corp.	208,740	3,671,737
Kite Realty Group Trust	49,872	784,985
Lamar Advertising Co., Class A	42,663	3,309,369
Lexington Realty Trust	107,689	1,000,431
Liberty Property Trust	72,663	3,439,140
Life Storage, Inc.	22,585	2,204,296
LTC Properties, Inc.	19,327	858,505
Mack-Cali Realty Corp.	46,215	970,977
Marcus & Millichap, Inc. *	9,500	366,890
MedEquities Realty Trust, Inc.	13,388	142,582
Medical Properties Trust, Inc.	186,527	3,400,387
Mid-America Apartment Communities, Inc.	57,973	6,004,843
Monmouth Real Estate Investment Corp., Class A	45,156	598,769
National Health Investors, Inc.	20,190	1,575,426
National Retail Properties, Inc.	77,743	4,050,410
National Storage Affiliates Trust	29,483	834,959
New Senior Investment Group, Inc.	41,246	212,829
Newmark Group, Inc., Class A	72,882	674,887
NexPoint Residential Trust, Inc.	10,483	376,759
NorthStar Realty Europe Corp.	26,302	471,858
Office Properties Income Trust	23,015	702,188
Omega Healthcare Investors, Inc.	101,962	3,660,436
One Liberty Properties, Inc.	7,434	214,248
Outfront Media, Inc.	68,445	1,535,906
Paramount Group, Inc.	111,788	1,605,276
Park Hotels & Resorts, Inc.	101,696	3,176,983
Pebblebrook Hotel Trust	68,128	2,180,777
Pennsylvania Real Estate Investment Trust (a)	38,765	238,405
Physicians Realty Trust	92,523	1,671,891
Piedmont Office Realty Trust, Inc., Class A	69,260	1,417,752
PotlatchDeltic Corp.	33,908	1,220,349
Preferred Apartment Communities, Inc., Class A	22,670	345,491
Prologis, Inc.	315,063	22,073,314
PS Business Parks, Inc.	9,653	1,420,632
Public Storage	75,075	15,877,612
QTS Realty Trust, Inc., Class A	26,225	1,094,369
Rayonier, Inc.	64,440	1,899,047
RE/MAX Holdings, Inc., Class A	9,788	383,983
Realogy Holdings Corp.	60,287	819,903
Realty Income Corp.	147,744	10,217,975
Redfin Corp. *(a)	33,102	661,047
Regency Centers Corp.	84,280	5,499,270
Retail Opportunity Investments Corp.	53,111	911,916
Retail Properties of America, Inc., Class A	109,992	1,370,500
Retail Value, Inc.	7,397	230,269
Security	Number of Shares	Value ($)
Rexford Industrial Realty, Inc.	45,644	1,564,676
RLJ Lodging Trust	92,894	1,725,042
RPT Realty	49,761	630,969
Ryman Hospitality Properties, Inc.	26,102	2,114,001
Sabra Health Care REIT, Inc.	94,037	1,703,950
Saul Centers, Inc.	5,725	324,436
SBA Communications Corp. *	56,867	10,267,906
Senior Housing Properties Trust	118,909	1,539,872
Seritage Growth Properties, Class A (a)	12,910	569,977
Simon Property Group, Inc.	154,887	28,059,329
SITE Centers Corp.	76,066	1,015,481
SL Green Realty Corp.	42,846	3,886,989
Spirit MTA REIT	22,880	168,168
Spirit Realty Capital, Inc.	42,556	1,644,364
STAG Industrial, Inc.	52,723	1,459,373
STORE Capital Corp.	93,606	3,039,387
Summit Hotel Properties, Inc.	60,436	688,366
Sun Communities, Inc.	43,901	4,985,837
Sunstone Hotel Investors, Inc.	118,938	1,790,017
Tanger Factory Outlet Centers, Inc.	48,392	1,044,783
Taubman Centers, Inc.	29,484	1,573,856
Tejon Ranch Co. *	9,365	173,159
Terreno Realty Corp.	28,272	1,156,325
The GEO Group, Inc.	64,159	1,457,692
The Howard Hughes Corp. *	19,421	2,163,111
The Macerich Co.	53,163	2,317,907
The RMR Group, Inc., Class A	4,216	301,655
The St. Joe Co. *	27,520	427,661
Tier REIT, Inc.	30,006	727,646
UDR, Inc.	137,887	6,124,941
UMH Properties, Inc.	17,431	238,456
Uniti Group, Inc.	88,221	850,450
Universal Health Realty Income Trust	6,429	478,768
Urban Edge Properties	55,922	1,086,005
Urstadt Biddle Properties, Inc., Class A	14,034	293,591
Ventas, Inc.	178,124	11,177,281
VEREIT, Inc.	477,460	3,805,356
VICI Properties, Inc.	177,628	3,785,253
Vornado Realty Trust	86,330	5,810,872
Washington Prime Group, Inc.	95,675	553,002
Washington Real Estate Investment Trust	38,720	1,025,693
Weingarten Realty Investors	58,968	1,698,868
Welltower, Inc.	188,237	13,987,891
Weyerhaeuser Co.	375,142	9,337,284
Whitestone REIT	18,776	244,276
WP Carey, Inc.	79,948	5,905,759
Xenia Hotels & Resorts, Inc.	55,284	1,079,697
		552,569,872

Retailing 5.8%
1-800-Flowers.com, Inc., Class A *	11,192	199,665
Aaron's, Inc.	33,856	1,838,042
Abercrombie & Fitch Co., Class A	32,549	714,451
Advance Auto Parts, Inc.	36,240	5,862,907
Amazon.com, Inc. *	205,571	337,101,493
America's Car-Mart, Inc. *	2,400	195,840
American Eagle Outfitters, Inc.	83,053	1,694,281
Asbury Automotive Group, Inc. *	9,407	675,329
Ascena Retail Group, Inc. *	89,099	197,800
At Home Group, Inc. *	13,220	323,626
AutoNation, Inc. *	28,640	1,009,846
AutoZone, Inc. *	12,624	11,853,557
Barnes & Noble Education, Inc. *	21,469	147,921
Barnes & Noble, Inc.	23,411	147,489
Bed Bath & Beyond, Inc.	67,090	1,122,416
Best Buy Co., Inc.	117,689	8,101,711
Big Lots, Inc.	19,237	606,543

15
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Booking Holdings, Inc. *	23,144	39,276,294
Boot Barn Holdings, Inc. *	13,294	378,879
Burlington Stores, Inc. *	33,939	5,760,806
Caleres, Inc.	21,224	660,066
Camping World Holdings, Inc., Class A (a)	14,267	184,044
CarMax, Inc. *	86,845	5,393,075
Carvana Co. *(a)	19,651	881,544
Chico's FAS, Inc.	59,242	345,973
Conn's, Inc. *	17,644	416,222
Core-Mark Holding Co., Inc.	22,854	720,130
Dick's Sporting Goods, Inc.	36,685	1,432,916
Dillard's, Inc., Class A (a)	9,412	739,218
Dollar General Corp.	131,651	15,595,377
Dollar Tree, Inc. *	118,334	11,399,114
DSW, Inc., Class A	33,238	984,177
Duluth Holdings, Inc., Class B *	5,000	127,000
eBay, Inc.	452,130	16,796,630
Etsy, Inc. *	59,957	4,273,135
Expedia Group, Inc.	59,315	7,314,133
Express, Inc. *	36,163	188,048
Five Below, Inc. *	27,623	3,324,428
Floor & Decor Holdings, Inc., Class A *	31,751	1,180,502
Foot Locker, Inc.	57,587	3,427,578
GameStop Corp., Class A	59,418	695,191
Genesco, Inc. *	10,188	491,775
Genuine Parts Co.	72,887	7,928,648
GNC Holdings, Inc., Class A *	40,318	120,148
Group 1 Automotive, Inc.	10,126	629,635
Groupon, Inc. *	220,238	720,178
GrubHub, Inc. *	45,077	3,677,382
Guess?, Inc.	30,309	678,619
Haverty Furniture Cos., Inc.	7,266	177,000
Hibbett Sports, Inc. *	10,888	201,864
J. Jill, Inc. *	13,339	79,367
J.C. Penney Co., Inc. *	138,367	210,318
Kohl's Corp.	84,242	5,688,862
L Brands, Inc.	114,321	2,988,351
Lands' End, Inc. *	7,296	133,006
Liberty Expedia Holdings, Inc., Class A *	29,994	1,328,734
Liquidity Services, Inc. *	14,172	97,787
Lithia Motors, Inc., Class A	11,370	1,026,370
LKQ Corp. *	159,189	4,409,535
Lowe's Cos., Inc.	401,875	42,233,044
Lumber Liquidators Holdings, Inc. *	13,226	156,199
Macy's, Inc.	156,126	3,870,364
MarineMax, Inc. *	11,388	223,546
Monro, Inc.	16,166	1,233,627
Murphy USA, Inc. *	14,426	1,121,910
National Vision Holdings, Inc. *	31,118	1,045,565
Nordstrom, Inc.	56,628	2,677,372
Nutrisystem, Inc.	14,799	640,501
O'Reilly Automotive, Inc. *	40,059	14,900,346
Office Depot, Inc.	278,154	965,194
Ollie's Bargain Outlet Holdings, Inc. *	25,546	2,253,668
Overstock.com, Inc. *(a)	9,120	180,667
Party City Holdco, Inc. *	27,722	288,586
Penske Automotive Group, Inc.	21,299	946,528
PetMed Express, Inc. (a)	9,652	222,479
Pier 1 Imports, Inc. *	23,255	31,394
Pool Corp.	20,221	3,226,058
Quotient Technology, Inc. *	42,434	425,613
Qurate Retail, Inc. *	208,435	3,753,914
Rent-A-Center, Inc. *	22,248	414,035
RH *	9,140	1,403,813
Ross Stores, Inc.	186,207	17,658,010
Sally Beauty Holdings, Inc. *	61,734	1,115,533
Shoe Carnival, Inc.	4,586	174,910
Security	Number of Shares	Value ($)
Shutterfly, Inc. *	16,889	756,796
Shutterstock, Inc.	8,888	411,781
Signet Jewelers Ltd.	26,046	732,153
Sleep Number Corp. *	17,496	763,700
Sonic Automotive, Inc., Class A	10,388	156,132
Sportsman's Warehouse Holdings, Inc. *	27,252	171,415
Stamps.com, Inc. *	8,439	793,182
Stitch Fix, Inc., Class A *(a)	12,102	336,678
Tailored Brands, Inc.	24,294	314,850
Target Corp.	260,699	18,937,175
The Buckle, Inc. (a)	12,647	242,696
The Cato Corp., Class A	11,180	175,973
The Children's Place, Inc.	7,608	727,020
The Gap, Inc.	106,670	2,709,418
The Home Depot, Inc.	565,597	104,714,629
The Michaels Cos., Inc. *	44,110	623,715
The TJX Cos., Inc.	618,738	31,735,072
Tiffany & Co.	54,260	5,156,870
Tile Shop Holdings, Inc.	18,403	117,411
Tractor Supply Co.	61,192	5,834,657
Ulta Salon, Cosmetics & Fragrance, Inc. *	27,919	8,724,408
Urban Outfitters, Inc. *	39,285	1,211,942
Vitamin Shoppe, Inc. *	7,705	56,786
Wayfair, Inc., Class A *	30,665	5,080,577
Weyco Group, Inc.	3,518	106,666
Williams-Sonoma, Inc.	40,287	2,343,092
Winmark Corp.	897	154,508
Zumiez, Inc. *	9,828	242,752
		818,369,906

Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc. *	20,239	1,019,438
Advanced Micro Devices, Inc. *	437,525	10,294,963
Amkor Technology, Inc. *	63,440	557,003
Analog Devices, Inc.	185,298	19,819,474
Applied Materials, Inc.	493,205	18,909,480
Aquantia Corp. *	12,121	95,150
Axcelis Technologies, Inc. *	17,668	371,381
Broadcom, Inc.	207,024	57,006,129
Brooks Automation, Inc.	35,896	1,152,621
Cabot Microelectronics Corp.	14,490	1,638,819
CEVA, Inc. *	12,029	334,647
Cirrus Logic, Inc. *	30,174	1,210,883
Cohu, Inc.	21,209	379,429
Cree, Inc. *	51,128	2,781,874
Cypress Semiconductor Corp.	178,086	2,747,867
Diodes, Inc. *	20,373	821,643
Entegris, Inc.	68,623	2,424,451
First Solar, Inc. *	37,430	1,966,946
FormFactor, Inc. *	38,946	617,294
Ichor Holdings Ltd. *	12,160	254,995
Impinj, Inc. *(a)	6,390	106,905
Inphi Corp. *	22,687	980,532
Integrated Device Technology, Inc. *	66,519	3,214,863
Intel Corp.	2,283,947	120,957,833
KLA-Tencor Corp.	82,532	9,531,621
Kulicke & Soffa Industries, Inc.	34,540	805,473
Lam Research Corp.	77,443	13,636,938
Lattice Semiconductor Corp. *	69,284	817,551
MACOM Technology Solutions Holdings, Inc. *	22,478	429,105
Marvell Technology Group Ltd.	296,449	5,914,158
Maxim Integrated Products, Inc.	137,878	7,504,699
MaxLinear, Inc., Class A *	31,133	782,684
Microchip Technology, Inc.	118,326	10,278,980
Micron Technology, Inc. *	561,882	22,969,736
MKS Instruments, Inc.	26,657	2,209,066

16
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Monolithic Power Systems, Inc.	19,101	2,561,635
Nanometrics, Inc. *	10,791	307,112
NeoPhotonics Corp. *(a)	19,561	156,488
NVIDIA Corp.	305,357	47,104,371
ON Semiconductor Corp. *	209,604	4,502,294
PDF Solutions, Inc. *	12,772	152,114
Photronics, Inc. *	33,644	330,048
Power Integrations, Inc.	15,239	1,113,361
Qorvo, Inc. *	62,104	4,355,975
QUALCOMM, Inc.	604,998	32,300,843
Rambus, Inc. *	50,544	519,087
Rudolph Technologies, Inc. *	13,992	315,939
Semtech Corp. *	34,533	1,900,696
Silicon Laboratories, Inc. *	21,060	1,706,281
Skyworks Solutions, Inc.	88,827	7,253,613
SMART Global Holdings, Inc. *	5,978	175,215
SolarEdge Technologies, Inc. *	21,551	910,745
SunPower Corp. *(a)	51,217	330,350
Synaptics, Inc. *	16,848	705,426
Teradyne, Inc.	90,447	3,692,951
Texas Instruments, Inc.	480,571	50,834,800
Ultra Clean Holdings, Inc. *	14,621	155,714
Universal Display Corp.	21,243	3,170,305
Veeco Instruments, Inc. *	19,729	225,305
Versum Materials, Inc.	54,789	2,684,661
Xilinx, Inc.	126,360	15,832,908
Xperi Corp.	25,272	606,528
		508,449,396

Software & Services 11.5%
2U, Inc. *	28,667	2,112,758
8x8, Inc. *	49,333	970,380
A10 Networks, Inc. *	22,444	156,659
Accenture plc, Class A	319,186	51,510,237
ACI Worldwide, Inc. *	56,558	1,802,503
Adobe, Inc. *	244,337	64,138,462
Akamai Technologies, Inc. *	81,917	5,706,338
Alarm.com Holdings, Inc. *	17,200	1,128,836
Alliance Data Systems Corp.	23,499	4,065,327
Altair Engineering, Inc., Class A *	13,919	493,568
Alteryx, Inc., Class A *	14,540	1,109,547
Anaplan, Inc. *	7,478	280,500
ANSYS, Inc. *	42,267	7,492,248
Appfolio, Inc., Class A *	5,508	398,118
Appian Corp. *	14,535	530,382
Aspen Technology, Inc. *	35,073	3,532,202
Autodesk, Inc. *	109,529	17,854,322
Automatic Data Processing, Inc.	219,435	33,580,138
Avalara, Inc. *	3,433	179,237
Avaya Holdings Corp. *	50,853	787,713
Benefitfocus, Inc. *	12,064	592,584
Black Knight, Inc. *	71,904	3,756,984
Blackbaud, Inc.	25,309	1,954,867
Blackline, Inc. *	18,532	969,965
Booz Allen Hamilton Holding Corp.	70,277	3,714,842
Bottomline Technologies (DE), Inc. *	18,383	916,944
Box, Inc., Class A *	71,294	1,442,991
Broadridge Financial Solutions, Inc.	58,405	5,913,506
CACI International, Inc., Class A *	12,636	2,303,037
Cadence Design Systems, Inc. *	141,212	8,084,387
Carbon Black, Inc. *	4,575	59,887
Carbonite, Inc. *	15,255	354,984
Cardtronics plc, Class A *	17,488	516,071
Cass Information Systems, Inc.	5,738	299,696
CDK Global, Inc.	65,877	3,821,525
Ceridian HCM Holding, Inc. *	17,760	870,595
ChannelAdvisor Corp. *	11,436	147,867
Security	Number of Shares	Value ($)
Cision Ltd. *	33,635	437,928
Citrix Systems, Inc.	63,616	6,711,488
Cloudera, Inc. *	106,320	1,549,082
Cognizant Technology Solutions Corp., Class A	289,370	20,539,483
CommVault Systems, Inc. *	19,994	1,347,396
Conduent, Inc. *	90,985	1,330,201
CoreLogic, Inc. *	40,068	1,469,294
Cornerstone OnDemand, Inc. *	26,826	1,515,669
Coupa Software, Inc. *	25,743	2,424,733
CSG Systems International, Inc.	16,848	700,034
DocuSign, Inc. *	11,363	626,669
Dropbox, Inc., Class A *	45,624	1,088,589
DXC Technology Co.	139,102	9,161,258
Ebix, Inc. (a)	11,636	678,030
Elastic N.V. *	3,000	271,680
Ellie Mae, Inc. *	18,750	1,865,437
Endurance International Group Holdings, Inc. *	39,088	273,616
Envestnet, Inc. *	23,565	1,437,701
EPAM Systems, Inc. *	25,297	4,092,549
Euronet Worldwide, Inc. *	25,872	3,475,127
Everbridge, Inc. *	13,432	949,777
Everi Holdings, Inc. *	35,390	272,149
EVERTEC, Inc.	31,507	901,730
Exela Technologies, Inc. *	23,887	95,070
ExlService Holdings, Inc. *	16,472	1,011,381
Fair Isaac Corp. *	14,850	3,680,127
Fidelity National Information Services, Inc.	164,065	17,743,630
FireEye, Inc. *	98,437	1,649,804
First Data Corp., Class A *	281,215	7,069,745
Fiserv, Inc. *	199,544	16,899,381
Five9, Inc. *	29,421	1,560,490
FleetCor Technologies, Inc. *	44,659	10,418,052
ForeScout Technologies, Inc. *	13,065	542,720
Fortinet, Inc. *	73,620	6,389,480
Gartner, Inc. *	45,172	6,427,976
Genpact Ltd.	72,131	2,396,192
Global Payments, Inc.	79,083	10,310,842
GoDaddy, Inc., Class A *	83,576	6,238,948
GreenSky, Inc., Class A *	21,085	238,261
GTT Communications, Inc. *(a)	15,825	494,690
Guidewire Software, Inc. *	40,432	3,709,232
HubSpot, Inc. *	18,172	3,059,801
Instructure, Inc. *	15,480	723,380
Internap Corp. *	25,176	136,202
International Business Machines Corp.	454,692	62,806,606
Intuit, Inc.	129,472	31,996,415
j2 Global, Inc.	23,378	1,987,364
Jack Henry & Associates, Inc.	38,178	5,063,548
Leidos Holdings, Inc.	74,898	4,837,662
LivePerson, Inc. *	28,862	806,982
LiveRamp Holdings, Inc. *	38,967	2,094,476
LogMeIn, Inc.	26,059	2,070,127
Manhattan Associates, Inc. *	34,200	1,872,450
ManTech International Corp., Class A	13,652	741,986
Mastercard, Inc., Class A	454,760	102,216,405
MAXIMUS, Inc.	31,906	2,255,116
Microsoft Corp.	3,868,486	433,386,487
MicroStrategy, Inc., Class A *	4,212	595,998
MongoDB, Inc. *	13,803	1,401,833
Monotype Imaging Holdings, Inc.	22,279	436,668
New Relic, Inc. *	22,576	2,387,412
NIC, Inc.	36,400	622,076
Nuance Communications, Inc. *	146,302	2,453,485
Nutanix, Inc., Class A *	36,969	1,851,777
Okta, Inc. *	38,597	3,276,113

17
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
OneSpan, Inc. *	14,770	314,601
Oracle Corp.	1,275,816	66,508,288
Palo Alto Networks, Inc. *	47,174	11,617,541
Paychex, Inc.	159,886	12,314,420
Paycom Software, Inc. *	24,229	4,403,136
Paylocity Holding Corp. *	15,302	1,339,996
PayPal Holdings, Inc. *	588,730	57,736,751
Pegasystems, Inc.	18,345	1,205,450
Perficient, Inc. *	14,676	419,880
Perspecta, Inc.	69,986	1,476,705
Pivotal Software, Inc., Class A *	21,606	484,407
Pluralsight, Inc., Class A *	9,181	298,474
Presidio, Inc.	16,315	271,318
Progress Software Corp.	22,350	822,033
Proofpoint, Inc. *	27,459	3,242,633
PROS Holdings, Inc. *	16,971	722,965
PTC, Inc. *	52,977	4,917,325
Q2 Holdings, Inc. *	18,235	1,254,933
QAD, Inc., Class A	5,418	245,219
Qualys, Inc. *	17,264	1,443,788
Rapid7, Inc. *	20,682	951,992
RealPage, Inc. *	35,746	2,188,013
Red Hat, Inc. *	88,846	16,223,280
RingCentral, Inc., Class A *	34,566	3,639,454
Sabre Corp.	136,788	3,068,155
SailPoint Technologies Holding, Inc. *	32,694	1,008,283
salesforce.com, Inc. *	382,568	62,607,253
Science Applications International Corp.	24,717	1,846,360
ServiceNow, Inc. *	89,782	21,497,402
ServiceSource International, Inc. *	61,768	57,475
Splunk, Inc. *	72,855	9,899,537
SPS Commerce, Inc. *	8,862	946,284
Square, Inc., Class A *	154,324	12,537,282
SS&C Technologies Holdings, Inc.	106,681	6,569,416
SVMK, Inc. *(a)	6,955	105,507
Switch, Inc., Class A	15,214	131,297
Sykes Enterprises, Inc. *	19,860	587,657
Symantec Corp.	317,420	7,138,776
Synopsys, Inc. *	74,622	7,587,565
Tableau Software, Inc., Class A *	35,451	4,675,987
Tenable Holdings, Inc. *	5,098	158,956
Teradata Corp. *	60,694	2,935,769
The Rubicon Project, Inc. *	21,683	127,279
The Trade Desk, Inc., Class A *	19,009	3,755,038
The Ultimate Software Group, Inc. *	15,469	5,127,973
The Western Union Co.	227,309	4,062,012
TiVo Corp.	67,554	677,567
Total System Services, Inc.	84,377	7,965,189
Travelport Worldwide Ltd.	65,196	1,024,881
TTEC Holdings, Inc.	9,076	310,944
Twilio, Inc., Class A *	47,689	5,803,274
Tyler Technologies, Inc. *	19,405	3,973,950
Unisys Corp. *	27,267	368,377
Upland Software, Inc. *	7,343	257,739
Varonis Systems, Inc. *	14,237	810,940
Verint Systems, Inc. *	31,903	1,698,835
VeriSign, Inc. *	53,141	9,461,224
Verra Mobility Corp. *	40,943	433,996
VirnetX Holding Corp. *(a)	42,200	256,998
Virtusa Corp. *	13,556	684,171
Visa, Inc., Class A	879,678	130,297,905
VMware, Inc., Class A	37,936	6,517,784
WEX, Inc. *	21,574	3,841,466
Workday, Inc., Class A *	73,145	14,477,590
Workiva, Inc. *	11,432	565,312
Worldpay, Inc., Class A *	150,380	14,406,404
Yext, Inc. *	31,994	594,449
Security	Number of Shares	Value ($)
Zendesk, Inc. *	52,743	4,167,752
Zscaler, Inc. *	6,471	321,479
		1,622,018,308

Technology Hardware & Equipment 5.3%
3D Systems Corp. *	55,260	780,271
Acacia Communications, Inc. *	14,211	758,157
ADTRAN, Inc.	21,841	328,052
Aerohive Networks, Inc. *	34,503	174,240
Amphenol Corp., Class A	150,382	14,131,397
Anixter International, Inc. *	14,568	854,850
Apple, Inc.	2,256,808	390,766,305
Applied Optoelectronics, Inc. *(a)	9,583	129,371
Arista Networks, Inc. *	25,797	7,358,594
Arlo Technologies, Inc. *	39,002	168,879
ARRIS International plc *	82,060	2,599,661
Arrow Electronics, Inc. *	44,877	3,576,697
Avid Technology, Inc. *	16,466	78,214
Avnet, Inc.	56,560	2,459,794
AVX Corp.	25,371	461,752
Badger Meter, Inc.	14,140	831,998
Belden, Inc.	21,168	1,307,971
Benchmark Electronics, Inc.	22,792	624,501
CalAmp Corp. *	19,473	270,675
Calix, Inc. *	19,784	162,229
Casa Systems, Inc. *	14,976	152,605
CDW Corp.	74,555	6,999,969
Ciena Corp. *	72,429	3,089,821
Cisco Systems, Inc.	2,248,620	116,411,057
Cognex Corp.	86,740	4,631,916
Coherent, Inc. *	11,853	1,577,397
CommScope Holding Co., Inc. *	94,117	2,193,867
Comtech Telecommunications Corp.	10,198	270,247
Control4 Corp. *	13,471	242,613
Corning, Inc.	402,653	14,016,351
Cray, Inc. *	20,064	492,170
CTS Corp.	18,490	593,899
Daktronics, Inc.	14,788	120,079
Dell Technologies, Inc., Class C *	78,553	4,384,828
Diebold Nixdorf, Inc. *	84,115	773,017
Dolby Laboratories, Inc., Class A	32,783	2,124,338
EchoStar Corp., Class A *	24,680	951,661
Electronics For Imaging, Inc. *	21,060	569,462
ePlus, Inc. *	6,774	605,867
Extreme Networks, Inc. *	61,714	507,289
F5 Networks, Inc. *	30,214	5,080,182
Fabrinet *	18,112	1,059,552
FARO Technologies, Inc. *	9,288	425,483
Finisar Corp. *	57,802	1,415,571
Fitbit, Inc., Class A *	101,648	601,756
FLIR Systems, Inc.	68,898	3,544,802
Harmonic, Inc. *	39,637	218,796
Hewlett Packard Enterprise Co.	711,848	11,660,070
HP, Inc.	787,247	15,532,383
II-VI, Inc. *	29,677	1,260,679
Infinera Corp. *	75,986	388,288
Insight Enterprises, Inc. *	18,046	1,007,328
InterDigital, Inc.	17,093	1,191,895
IPG Photonics Corp. *	17,976	2,786,819
Itron, Inc. *	17,459	925,502
Jabil, Inc.	73,632	2,091,149
Juniper Networks, Inc.	171,391	4,641,268
KEMET Corp.	30,858	584,759
Keysight Technologies, Inc. *	92,692	7,824,132
Kimball Electronics, Inc. *	11,480	177,940
Knowles Corp. *	51,945	845,665
Littelfuse, Inc.	12,599	2,432,741

18
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Lumentum Holdings, Inc. *	36,776	1,829,606
Maxwell Technologies, Inc. *(a)	31,745	149,836
Mesa Laboratories, Inc.	1,446	332,710
Methode Electronics, Inc.	17,460	489,928
Motorola Solutions, Inc.	81,675	11,689,326
MTS Systems Corp.	8,859	472,185
National Instruments Corp.	56,185	2,626,087
NCR Corp. *	59,223	1,659,428
NetApp, Inc.	126,400	8,241,280
NETGEAR, Inc. *	15,386	551,588
NetScout Systems, Inc. *	36,110	988,331
nLight, Inc. *	3,594	76,876
Novanta, Inc. *	17,593	1,437,876
OSI Systems, Inc. *	8,526	740,483
Park Electrochemical Corp.	7,396	128,616
PC Connection, Inc.	5,658	227,678
Plantronics, Inc.	15,543	780,880
Plexus Corp. *	14,882	919,112
Pure Storage, Inc., Class A *	85,679	1,754,706
Quantenna Communications, Inc. *	17,150	311,273
Ribbon Communications, Inc. *	22,836	117,605
Rogers Corp. *	9,007	1,398,337
Sanmina Corp. *	33,696	1,076,250
ScanSource, Inc. *	12,099	454,317
Seagate Technology plc	130,114	6,058,108
SYNNEX Corp.	19,897	1,952,294
TE Connectivity Ltd.	172,599	14,168,652
Tech Data Corp. *	17,945	1,834,338
Trimble, Inc. *	125,515	5,021,855
TTM Technologies, Inc. *	48,699	590,232
Ubiquiti Networks, Inc. (a)	9,487	1,369,828
USA Technologies, Inc. *	28,276	111,973
ViaSat, Inc. *	27,153	2,051,409
Viavi Solutions, Inc. *	116,772	1,533,216
Vishay Intertechnology, Inc.	64,440	1,412,525
Western Digital Corp.	143,789	7,232,587
Xerox Corp.	101,772	3,144,755
Zebra Technologies Corp., Class A *	26,487	5,310,908
		744,475,815

Telecommunication Services 1.9%
AT&T, Inc.	3,640,246	113,284,455
ATN International, Inc.	5,443	305,516
Boingo Wireless, Inc. *	21,869	489,210
CenturyLink, Inc.	472,886	6,237,366
Cincinnati Bell, Inc. *	26,120	253,364
Cogent Communications Holdings, Inc.	21,599	1,052,087
Consolidated Communications Holdings, Inc.	44,901	445,867
Frontier Communications Corp. *(a)	43,300	132,065
Globalstar, Inc. *	278,314	139,630
Gogo, Inc. *(a)	29,976	137,590
Iridium Communications, Inc. *	46,862	997,692
ORBCOMM, Inc. *	42,290	298,144
pdvWireless, Inc. *	5,530	217,218
Shenandoah Telecommunications Co.	23,800	1,057,672
Spok Holdings, Inc.	8,792	121,418
Sprint Corp. *	284,594	1,807,172
T-Mobile US, Inc. *	157,473	11,371,125
Telephone & Data Systems, Inc.	44,055	1,411,963
United States Cellular Corp. *	7,694	359,233
Verizon Communications, Inc.	2,067,098	117,659,218
Vonage Holdings Corp. *	111,221	1,143,352
Zayo Group Holdings, Inc. *	103,527	2,567,470
		261,488,827

Security	Number of Shares	Value ($)
Transportation 2.0%
Air Transport Services Group, Inc. *	30,563	711,201
Alaska Air Group, Inc.	62,274	3,842,306
Allegiant Travel Co.	7,244	956,932
AMERCO	3,601	1,384,909
American Airlines Group, Inc.	203,755	7,259,791
ArcBest Corp.	13,197	459,652
Atlas Air Worldwide Holdings, Inc. *	12,750	685,185
Avis Budget Group, Inc. *	32,647	1,169,416
C.H. Robinson Worldwide, Inc.	68,881	6,225,465
CSX Corp.	401,320	29,163,924
Daseke, Inc. *	29,910	142,072
Delta Air Lines, Inc.	311,706	15,454,383
Echo Global Logistics, Inc. *	11,562	277,719
Expeditors International of Washington, Inc.	85,266	6,390,687
FedEx Corp.	121,651	22,018,831
Forward Air Corp.	14,448	934,063
Genesee & Wyoming, Inc., Class A *	30,097	2,467,954
Hawaiian Holdings, Inc.	23,804	708,169
Heartland Express, Inc.	21,565	433,241
Hertz Global Holdings, Inc. *	27,895	532,794
Hub Group, Inc., Class A *	16,976	729,628
J.B. Hunt Transport Services, Inc.	42,858	4,614,521
JetBlue Airways Corp. *	153,368	2,561,246
Kansas City Southern	50,568	5,493,708
Kirby Corp. *	27,245	2,022,124
Knight-Swift Transportation Holdings, Inc.	64,746	2,177,408
Landstar System, Inc.	20,769	2,257,175
Macquarie Infrastructure Corp.	36,252	1,482,344
Marten Transport Ltd.	17,606	328,352
Matson, Inc.	21,582	779,326
Norfolk Southern Corp.	136,331	24,444,148
Old Dominion Freight Line, Inc.	32,708	4,931,385
Ryder System, Inc.	25,272	1,570,908
Saia, Inc. *	14,062	930,342
Schneider National, Inc., Class B	15,735	344,439
SkyWest, Inc.	26,831	1,449,947
Southwest Airlines Co.	253,192	14,188,880
Spirit Airlines, Inc. *	33,921	1,908,056
Union Pacific Corp.	368,946	61,872,244
United Continental Holdings, Inc. *	113,922	10,003,491
United Parcel Service, Inc., Class B	348,683	38,424,867
Universal Logistics Holdings, Inc.	5,382	119,211
Werner Enterprises, Inc.	21,465	741,186
XPO Logistics, Inc. *	62,133	3,128,397
		287,722,027

Utilities 3.1%
AES Corp.	331,256	5,707,541
ALLETE, Inc.	26,727	2,166,223
Alliant Energy Corp.	116,998	5,366,698
Ameren Corp.	121,193	8,633,789
American Electric Power Co., Inc.	245,628	19,932,712
American States Water Co.	17,737	1,261,633
American Water Works Co., Inc.	91,177	9,265,407
Aqua America, Inc.	91,485	3,287,971
AquaVenture Holdings Ltd. *	9,300	205,716
Atmos Energy Corp.	58,891	5,821,375
Avangrid, Inc.	28,181	1,362,551
Avista Corp.	33,138	1,339,107
Black Hills Corp.	28,138	1,997,235
California Water Service Group	23,261	1,210,037
CenterPoint Energy, Inc.	248,202	7,480,808
Chesapeake Utilities Corp.	8,678	781,107

19
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Clearway Energy, Inc., Class A	15,856	234,035
Clearway Energy, Inc., Class C	39,171	587,173
CMS Energy Corp.	139,741	7,601,910
Connecticut Water Service, Inc.	6,242	418,713
Consolidated Edison, Inc.	157,194	12,960,645
Dominion Energy, Inc.	381,562	28,269,929
DTE Energy Co.	91,166	11,264,471
Duke Energy Corp.	357,437	32,047,801
Edison International	162,020	9,703,378
El Paso Electric Co.	21,060	1,133,028
Entergy Corp.	89,676	8,369,461
Evergy, Inc.	133,173	7,445,702
Eversource Energy	158,445	11,061,046
Exelon Corp.	485,563	23,593,506
FirstEnergy Corp.	241,051	9,822,828
Hawaiian Electric Industries, Inc.	54,720	2,094,682
IDACORP, Inc.	25,272	2,487,018
MDU Resources Group, Inc.	97,502	2,576,003
MGE Energy, Inc.	17,220	1,100,702
Middlesex Water Co.	7,711	453,947
National Fuel Gas Co.	42,192	2,539,537
New Jersey Resources Corp.	43,345	2,097,898
NextEra Energy, Inc.	240,144	45,079,832
NiSource, Inc.	180,741	4,876,392
Northwest Natural Holding Co.	14,596	937,355
NorthWestern Corp.	24,712	1,693,761
NRG Energy, Inc.	145,538	6,066,024
OGE Energy Corp.	98,944	4,207,099
ONE Gas, Inc.	26,030	2,250,294
Ormat Technologies, Inc.	24,737	1,381,067
Otter Tail Corp.	21,633	1,087,707
Pattern Energy Group, Inc., Class A	46,904	978,417
Pinnacle West Capital Corp.	55,326	5,186,259
PNM Resources, Inc.	39,465	1,723,831
Portland General Electric Co.	46,611	2,337,076
PPL Corp.	357,814	11,510,876
Public Service Enterprise Group, Inc.	254,091	14,943,092
Sempra Energy	136,957	16,495,101
SJW Group	11,050	675,929
South Jersey Industries, Inc.	42,897	1,241,868
Southwest Gas Holdings, Inc.	25,950	2,126,343
Spire, Inc.	24,616	1,952,541
TerraForm Power, Inc., Class A	39,438	493,369
The Southern Co.	514,459	25,563,468
UGI Corp.	88,328	4,849,207
Unitil Corp.	10,010	549,649
Vistra Energy Corp. *	199,667	5,199,329
WEC Energy Group, Inc.	157,651	12,025,618
Xcel Energy, Inc.	254,755	13,975,859
		443,090,686
Total Common Stock
(Cost $10,984,724,456)		14,073,242,454

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(c)	15,456	6,693

Media 0.0%
Media General, Inc. CVR *(c)	42,134	3,586
Total Rights
(Cost $6,693)		10,279

Security	Number of Shares	Value ($)
Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (d)	11,573,668	11,573,668

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.34% (d)	17,807,698	17,807,698
Total Other Investment Companies
(Cost $29,381,366)		29,381,366

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	245	34,112,575	397,820
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,064,164.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

20
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.7%
Aptiv plc	7,348	610,692
Autoliv, Inc.	2,456	200,925
BorgWarner, Inc.	5,794	235,294
Ford Motor Co.	108,810	954,264
General Motors Co.	36,557	1,443,271
Gentex Corp.	7,327	149,031
Harley-Davidson, Inc.	4,523	167,894
Lear Corp.	1,779	270,533
Tesla, Inc. *	3,777	1,208,187
The Goodyear Tire & Rubber Co.	6,553	129,618
Thor Industries, Inc.	1,377	88,913
		5,458,622

Banks 5.8%
Associated Banc-Corp.	4,631	107,810
Bank of America Corp.	254,360	7,396,789
Bank OZK	3,391	111,225
BankUnited, Inc.	2,857	104,252
BB&T Corp.	21,443	1,092,950
BOK Financial Corp.	905	81,848
CIT Group, Inc.	2,885	147,048
Citigroup, Inc.	68,099	4,356,974
Citizens Financial Group, Inc.	13,131	485,059
Comerica, Inc.	4,501	392,082
Commerce Bancshares, Inc.	2,749	172,995
Cullen/Frost Bankers, Inc.	1,744	180,818
East West Bancorp, Inc.	4,064	221,935
Essent Group Ltd. *	2,699	116,435
F.N.B. Corp.	8,841	108,214
Fifth Third Bancorp	18,237	502,976
First Citizens BancShares, Inc., Class A	261	113,947
First Financial Bankshares, Inc.	1,880	121,918
First Hawaiian, Inc.	2,470	66,591
First Horizon National Corp.	9,279	145,031
First Republic Bank	4,581	480,913
Glacier Bancorp, Inc.	2,343	102,670
Hancock Whitney Corp.	2,391	104,439
Huntington Bancshares, Inc.	29,570	426,104
IBERIABANK Corp.	1,608	125,794
Investors Bancorp, Inc.	6,968	87,588
JPMorgan Chase & Co.	92,687	9,672,815
KeyCorp	28,822	508,996
LendingTree, Inc. *	208	66,342
M&T Bank Corp.	3,914	677,357
MB Financial, Inc.	2,366	107,109
MGIC Investment Corp. *	9,967	129,372
New York Community Bancorp, Inc.	13,400	167,634
PacWest Bancorp	3,391	139,099
People's United Financial, Inc.	10,507	186,604
Pinnacle Financial Partners, Inc.	2,120	124,423
Popular, Inc.	2,788	157,187
Prosperity Bancshares, Inc.	1,855	138,105
Radian Group, Inc.	5,896	120,043
Regions Financial Corp.	28,654	469,926
Signature Bank	1,509	204,862
Security	Number of Shares	Value ($)
Sterling Bancorp	6,148	124,989
SunTrust Banks, Inc.	12,535	813,145
SVB Financial Group *	1,497	369,998
Synovus Financial Corp.	4,604	182,687
TCF Financial Corp.	4,700	107,630
TFS Financial Corp.	1,608	27,545
The PNC Financial Services Group, Inc.	12,855	1,619,987
U.S. Bancorp	42,275	2,185,195
UMB Financial Corp.	1,224	84,223
Umpqua Holdings Corp.	6,235	113,352
United Bankshares, Inc.	2,870	110,179
Valley National Bancorp	9,242	97,595
Webster Financial Corp.	2,626	150,785
Wells Fargo & Co.	118,081	5,891,061
Western Alliance Bancorp *	2,680	124,004
Wintrust Financial Corp.	1,608	118,461
Zions Bancorp NA	5,367	274,254
		42,619,369

Capital Goods 7.1%
3M Co.	16,235	3,366,977
A.O. Smith Corp.	3,936	204,396
Acuity Brands, Inc.	1,105	143,783
AECOM *	4,299	133,097
AGCO Corp.	1,826	123,401
Air Lease Corp.	2,774	103,637
Allegion plc	2,641	237,584
Allison Transmission Holdings, Inc.	3,304	164,209
AMETEK, Inc.	6,484	515,997
Arconic, Inc.	11,898	219,994
BWX Technologies, Inc.	2,770	145,010
Carlisle Cos., Inc.	1,645	202,467
Caterpillar, Inc.	16,444	2,258,419
Crane Co.	1,442	121,950
Cummins, Inc.	4,132	636,700
Curtiss-Wright Corp.	1,223	150,784
Deere & Co.	8,974	1,472,095
Donaldson Co., Inc.	3,623	186,911
Dover Corp.	4,065	368,004
Eaton Corp. plc	12,050	961,228
EMCOR Group, Inc.	1,608	115,985
Emerson Electric Co.	17,451	1,189,286
EnerSys	1,181	87,181
Esterline Technologies Corp. *	745	90,704
Fastenal Co.	8,010	504,149
Flowserve Corp.	3,634	161,386
Fluor Corp.	4,000	150,400
Fortive Corp.	8,200	668,874
Fortune Brands Home & Security, Inc.	3,923	184,852
Gardner Denver Holdings, Inc. *	3,492	93,760
Gates Industrial Corp. plc *	1,313	21,139
Generac Holdings, Inc. *	1,740	89,714
General Dynamics Corp.	7,760	1,320,907
General Electric Co.	242,065	2,515,055
Graco, Inc.	4,688	220,148
GrafTech International Ltd.	1,724	24,860
Harris Corp.	3,276	540,311
HD Supply Holdings, Inc. *	5,108	219,695
HEICO Corp.	1,097	102,822

21
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
HEICO Corp., Class A	2,067	165,339
Hexcel Corp.	2,447	176,527
Honeywell International, Inc.	20,653	3,182,008
Hubbell, Inc.	1,488	175,658
Huntington Ingalls Industries, Inc.	1,192	249,617
IDEX Corp.	2,144	308,950
Illinois Tool Works, Inc.	8,503	1,225,112
Ingersoll-Rand plc	6,855	723,614
ITT, Inc.	2,444	141,165
Jacobs Engineering Group, Inc.	3,316	244,654
Johnson Controls International plc	25,763	908,661
L3 Technologies, Inc.	2,200	465,850
Lennox International, Inc.	1,013	248,438
Lincoln Electric Holdings, Inc.	1,823	157,544
Lockheed Martin Corp.	6,899	2,134,620
Masco Corp.	8,576	322,115
MasTec, Inc. *	1,789	77,249
MSC Industrial Direct Co., Inc., Class A	1,317	111,168
Nordson Corp.	1,475	200,246
Northrop Grumman Corp.	4,829	1,400,217
nVent Electric plc	4,537	124,677
Oshkosh Corp.	1,990	154,842
Owens Corning	3,116	155,582
PACCAR, Inc.	9,727	659,491
Parker-Hannifin Corp.	3,684	648,973
Pentair plc	4,450	189,303
Proto Labs, Inc. *	767	86,663
Quanta Services, Inc.	4,168	148,548
Raytheon Co.	7,941	1,480,996
RBC Bearings, Inc. *	697	97,685
Rockwell Automation, Inc.	3,357	599,426
Roper Technologies, Inc.	2,878	931,465
Sensata Technologies Holding plc *	4,550	230,821
Snap-on, Inc.	1,562	249,920
Spirit AeroSystems Holdings, Inc., Class A	2,971	293,535
Stanley Black & Decker, Inc.	4,230	560,179
Teledyne Technologies, Inc. *	1,012	238,872
Textron, Inc.	6,834	371,086
The Boeing Co.	14,719	6,475,771
The Middleby Corp. *	1,538	188,543
The Timken Co.	1,956	84,871
The Toro Co.	2,974	203,957
TransDigm Group, Inc. *	1,363	591,665
Trex Co., Inc. *	1,632	122,318
United Rentals, Inc. *	2,252	303,097
United Technologies Corp.	22,583	2,838,006
USG Corp.	2,283	98,420
W.W. Grainger, Inc.	1,278	389,496
WABCO Holdings, Inc. *	1,475	202,857
Wabtec Corp.	3,677	269,377
Watsco, Inc.	910	130,940
Woodward, Inc.	1,566	150,868
Xylem, Inc.	4,987	376,768
		52,285,641

Commercial & Professional Services 0.8%
ADT, Inc.	3,406	27,248
Cintas Corp.	2,394	494,600
Copart, Inc. *	5,735	336,473
CoStar Group, Inc. *	1,015	464,393
Equifax, Inc.	3,382	370,363
IHS Markit Ltd. *	10,006	532,019
Insperity, Inc.	1,072	135,361
KAR Auction Services, Inc.	3,752	176,907
ManpowerGroup, Inc.	1,763	148,533
MSA Safety, Inc.	996	102,976
Nielsen Holdings plc	9,811	257,048
Security	Number of Shares	Value ($)
Republic Services, Inc.	6,033	473,168
Robert Half International, Inc.	3,411	232,596
Rollins, Inc.	4,119	163,360
Stericycle, Inc. *	2,433	108,463
The Brink's Co.	1,454	114,750
TransUnion	5,181	334,485
Verisk Analytics, Inc. *	4,586	579,808
Waste Management, Inc.	10,924	1,106,055
		6,158,606

Consumer Durables & Apparel 1.3%
Brunswick Corp.	2,415	127,367
Capri Holdings Ltd. *	4,176	190,426
Carter's, Inc.	1,321	128,718
Columbia Sportswear Co.	851	87,610
D.R. Horton, Inc.	9,613	373,850
Deckers Outdoor Corp. *	825	122,059
Garmin Ltd.	3,381	283,903
Hanesbrands, Inc.	9,894	183,929
Hasbro, Inc.	3,230	274,227
Leggett & Platt, Inc.	3,653	165,919
Lennar Corp., Class A	8,116	389,406
Lululemon Athletica, Inc. *	2,956	444,641
Mattel, Inc. *	9,454	136,327
Mohawk Industries, Inc. *	1,749	238,074
Newell Brands, Inc.	11,991	194,614
NIKE, Inc., Class B	35,421	3,036,642
NVR, Inc. *	99	259,380
Polaris Industries, Inc.	1,662	141,652
PulteGroup, Inc.	7,175	193,725
PVH Corp.	2,118	243,231
Ralph Lauren Corp.	1,550	194,013
Skechers U.S.A., Inc., Class A *	3,752	126,180
Tapestry, Inc.	8,072	282,036
Toll Brothers, Inc.	3,825	136,170
Under Armour, Inc., Class A *	5,185	116,922
Under Armour, Inc., Class C *	5,420	108,834
VF Corp.	9,079	793,141
Whirlpool Corp.	1,788	253,020
		9,226,016

Consumer Services 2.1%
Aramark	6,843	207,343
Bright Horizons Family Solutions, Inc. *	1,625	201,500
Caesars Entertainment Corp. *	16,081	138,618
Carnival Corp.	11,182	645,872
Chegg, Inc. *	2,894	114,689
Chipotle Mexican Grill, Inc. *	684	415,551
Choice Hotels International, Inc.	981	78,323
Churchill Downs, Inc.	1,044	97,927
Cracker Barrel Old Country Store, Inc.	687	111,287
Darden Restaurants, Inc.	3,420	383,416
Domino's Pizza, Inc.	1,158	290,589
Dunkin' Brands Group, Inc.	2,314	165,335
Eldorado Resorts, Inc. *	1,829	88,176
Grand Canyon Education, Inc. *	1,346	155,705
H&R Block, Inc.	5,675	137,051
Hilton Worldwide Holdings, Inc.	8,290	688,899
Las Vegas Sands Corp.	10,252	629,780
Marriott International, Inc., Class A	7,888	988,130
Marriott Vacations Worldwide Corp.	1,137	110,676
McDonald's Corp.	21,495	3,951,641
MGM Resorts International	13,943	372,975
Norwegian Cruise Line Holdings Ltd. *	6,080	337,623
Planet Fitness, Inc., Class A *	2,476	145,539
Royal Caribbean Cruises Ltd.	4,805	569,297

22
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Service Corp. International	5,082	210,090
ServiceMaster Global Holdings, Inc. *	3,752	169,440
Six Flags Entertainment Corp.	1,974	109,972
Starbucks Corp.	34,547	2,427,272
Texas Roadhouse, Inc.	1,855	117,440
The Wendy's Co.	5,180	89,769
Vail Resorts, Inc.	1,131	235,689
Wyndham Destinations, Inc.	2,680	120,680
Wyndham Hotels & Resorts, Inc.	2,787	146,513
Wynn Resorts Ltd.	2,716	343,683
Yum! Brands, Inc.	8,696	821,772
		15,818,262

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	1,471	161,236
AGNC Investment Corp.	14,790	261,043
Ally Financial, Inc.	11,584	313,811
American Express Co.	19,482	2,098,991
Ameriprise Financial, Inc.	3,876	510,198
Annaly Capital Management, Inc.	38,644	391,464
AXA Equitable Holdings, Inc.	3,754	71,776
Berkshire Hathaway, Inc., Class B *	54,210	10,912,473
BlackRock, Inc.	3,391	1,502,959
Blackstone Mortgage Trust, Inc., Class A	3,404	117,370
Capital One Financial Corp.	13,190	1,102,420
Cboe Global Markets, Inc.	3,169	303,939
Chimera Investment Corp.	5,250	97,073
CME Group, Inc.	9,971	1,813,825
Credit Acceptance Corp. *	340	149,552
Discover Financial Services	9,397	672,919
E*TRADE Financial Corp.	7,110	348,319
Eaton Vance Corp.	3,231	135,217
Evercore, Inc., Class A	1,103	101,586
FactSet Research Systems, Inc.	1,072	252,102
FirstCash, Inc.	1,222	107,121
Franklin Resources, Inc.	8,297	270,565
Green Dot Corp., Class A *	1,331	85,916
Interactive Brokers Group, Inc., Class A	2,064	113,995
Intercontinental Exchange, Inc.	15,867	1,224,139
Invesco Ltd.	11,344	219,506
Janus Henderson Group plc	4,593	112,528
Jefferies Financial Group, Inc.	7,356	149,106
Lazard Ltd., Class A	3,689	138,079
LPL Financial Holdings, Inc.	2,421	182,568
MarketAxess Holdings, Inc.	1,054	257,050
Moody's Corp.	4,662	807,085
Morgan Stanley	36,386	1,527,484
Morningstar, Inc.	536	67,836
MSCI, Inc.	2,439	450,532
Nasdaq, Inc.	3,216	294,489
New Residential Investment Corp.	10,264	169,767
Northern Trust Corp.	6,160	574,112
OneMain Holdings, Inc.	2,103	69,399
Raymond James Financial, Inc.	3,597	297,040
S&P Global, Inc.	6,987	1,399,985
Santander Consumer USA Holdings, Inc.	3,216	66,057
SEI Investments Co.	3,609	190,375
SLM Corp. *	12,332	136,269
Starwood Property Trust, Inc.	7,642	171,410
State Street Corp.	10,623	763,475
Stifel Financial Corp.	1,967	107,064
Synchrony Financial	18,436	601,198
T. Rowe Price Group, Inc.	6,720	674,890
TD Ameritrade Holding Corp.	7,514	423,264
The Bank of New York Mellon Corp.	25,276	1,326,484
The Charles Schwab Corp. (a)	33,343	1,534,111
The Goldman Sachs Group, Inc.	9,654	1,898,942
Security	Number of Shares	Value ($)
Two Harbors Investment Corp.	6,968	96,646
Voya Financial, Inc.	4,301	217,502
		38,044,262

Energy 5.0%
Anadarko Petroleum Corp.	14,047	611,045
Antero Resources Corp. *	6,092	52,757
Apache Corp.	10,609	352,007
Baker Hughes a GE Co.	14,353	378,632
Cabot Oil & Gas Corp.	12,060	296,917
Centennial Resource Development, Inc., Class A *	5,136	46,584
Cheniere Energy, Inc. *	6,149	396,303
Chevron Corp.	53,273	6,370,385
Cimarex Energy Co.	2,790	200,629
Concho Resources, Inc.	5,586	614,460
ConocoPhillips	32,071	2,176,017
Continental Resources, Inc. *	2,394	106,796
CVR Energy, Inc.	829	33,608
Devon Energy Corp.	13,009	383,896
Diamondback Energy, Inc.	4,296	442,187
EOG Resources, Inc.	16,154	1,518,476
EQT Corp.	7,210	130,645
Equitrans Midstream Corp. *	5,642	99,525
Exxon Mobil Corp.	118,023	9,327,358
Halliburton Co.	24,478	751,230
Helmerich & Payne, Inc.	3,022	163,792
Hess Corp.	6,973	403,388
HollyFrontier Corp.	4,416	226,099
Kinder Morgan, Inc.	52,866	1,012,913
Marathon Oil Corp.	23,257	386,066
Marathon Petroleum Corp.	19,259	1,194,251
Murphy Oil Corp.	4,458	128,836
National Oilwell Varco, Inc.	10,623	298,931
Noble Energy, Inc.	13,400	296,810
Occidental Petroleum Corp.	21,090	1,395,104
ONEOK, Inc.	11,463	736,612
Parsley Energy, Inc., Class A *	7,210	130,789
PBF Energy, Inc., Class A	3,262	101,350
Peabody Energy Corp.	2,131	65,741
Phillips 66	11,796	1,136,663
Pioneer Natural Resources Co.	4,778	673,459
Schlumberger Ltd.	38,596	1,700,540
Targa Resources Corp.	6,422	258,421
TechnipFMC plc	11,779	262,554
The Williams Cos., Inc.	33,632	897,638
Transocean Ltd. *	13,982	114,233
Valero Energy Corp.	11,814	963,550
WPX Energy, Inc. *	11,010	135,863
		36,973,060

Food & Staples Retailing 1.4%
BJ's Wholesale Club Holdings, Inc. *	1,903	48,184
Casey's General Stores, Inc.	1,028	138,513
Costco Wholesale Corp.	12,205	2,669,722
Performance Food Group Co. *	2,941	113,317
Sysco Corp.	13,326	900,171
The Kroger Co.	22,301	654,088
US Foods Holding Corp. *	6,122	215,739
Walgreens Boots Alliance, Inc.	22,394	1,594,229
Walmart, Inc.	39,696	3,929,507
		10,263,470

23
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	52,507	2,751,892
Archer-Daniels-Midland Co.	15,603	663,127
Brown-Forman Corp., Class B	4,599	227,604
Bunge Ltd.	3,887	206,322
Campbell Soup Co.	5,360	193,067
Conagra Brands, Inc.	13,559	316,874
Constellation Brands, Inc., Class A	4,641	785,072
Darling Ingredients, Inc. *	4,624	101,635
Flowers Foods, Inc.	5,065	103,681
General Mills, Inc.	16,578	781,321
Hormel Foods Corp.	7,647	331,574
Ingredion, Inc.	1,857	171,680
Kellogg Co.	7,038	395,958
Keurig Dr Pepper, Inc.	5,136	129,170
Lamb Weston Holdings, Inc.	4,126	285,973
Lancaster Colony Corp.	543	85,126
McCormick & Co., Inc. Non-Voting Shares	3,410	463,692
Molson Coors Brewing Co., Class B	5,191	320,077
Mondelez International, Inc., Class A	40,506	1,910,263
Monster Beverage Corp. *	11,019	703,343
National Beverage Corp.	365	25,035
PepsiCo, Inc.	39,353	4,550,781
Philip Morris International, Inc.	43,368	3,770,414
Pilgrim's Pride Corp. *	1,321	25,984
Post Holdings, Inc. *	1,840	187,459
Seaboard Corp.	7	27,295
The Coca-Cola Co.	106,774	4,841,133
The Hershey Co.	3,913	433,091
The J.M. Smucker Co.	3,199	338,806
The Kraft Heinz Co.	17,377	576,743
TreeHouse Foods, Inc. *	1,588	96,201
Tyson Foods, Inc., Class A	8,230	507,462
		26,307,855

Health Care Equipment & Services 6.2%
Abbott Laboratories	48,888	3,794,687
ABIOMED, Inc. *	1,260	421,470
Align Technology, Inc. *	2,019	522,860
Amedisys, Inc. *	823	102,299
AmerisourceBergen Corp.	4,377	364,604
Anthem, Inc.	7,213	2,169,165
Baxter International, Inc.	13,799	1,031,199
Becton Dickinson & Co.	7,468	1,857,964
Boston Scientific Corp. *	38,548	1,546,546
Cantel Medical Corp.	1,033	75,946
Cardinal Health, Inc.	8,317	451,946
Centene Corp. *	11,452	697,312
Cerner Corp. *	9,106	509,481
Chemed Corp.	443	145,969
Cigna Corp.	10,624	1,853,251
Covetrus, Inc. *	2,671	95,568
CVS Health Corp.	36,002	2,081,996
Danaher Corp.	17,174	2,181,441
DaVita, Inc. *	3,520	200,288
DENTSPLY SIRONA, Inc.	6,204	259,079
DexCom, Inc. *	2,459	342,612
Edwards Lifesciences Corp. *	5,809	983,406
Encompass Health Corp.	2,750	173,635
Globus Medical, Inc., Class A *	2,146	104,489
Haemonetics Corp. *	1,459	126,743
HCA Healthcare, Inc.	7,494	1,041,966
HealthEquity, Inc. *	1,540	123,939
Henry Schein, Inc. *	4,240	251,432
Hill-Rom Holdings, Inc.	1,877	199,056
Hologic, Inc. *	7,504	353,814
Security	Number of Shares	Value ($)
Humana, Inc.	3,825	1,090,278
ICU Medical, Inc. *	459	112,804
IDEXX Laboratories, Inc. *	2,406	507,738
Insulet Corp. *	1,627	152,792
Integra LifeSciences Holdings Corp. *	1,968	108,417
Intuitive Surgical, Inc. *	3,187	1,745,233
Laboratory Corp. of America Holdings *	2,825	418,778
LHC Group, Inc. *	830	91,043
LivaNova plc *	1,373	127,964
Masimo Corp. *	1,350	177,228
McKesson Corp.	5,451	693,149
Medidata Solutions, Inc. *	1,724	129,334
MEDNAX, Inc. *	2,441	80,333
Medtronic plc	37,400	3,384,700
Molina Healthcare, Inc. *	1,727	232,506
Penumbra, Inc. *	884	118,164
Quest Diagnostics, Inc.	3,802	329,063
ResMed, Inc.	3,974	407,057
STERIS plc	2,358	285,224
Stryker Corp.	8,650	1,630,612
Teladoc Health, Inc. *	1,973	126,982
Teleflex, Inc.	1,290	373,894
The Cooper Cos., Inc.	1,376	393,522
UnitedHealth Group, Inc.	26,809	6,493,676
Universal Health Services, Inc., Class B	2,369	328,888
Varian Medical Systems, Inc. *	2,563	344,365
Veeva Systems, Inc., Class A *	3,388	399,479
WellCare Health Plans, Inc. *	1,404	356,026
West Pharmaceutical Services, Inc.	2,082	218,090
Wright Medical Group N.V. *	3,243	101,538
Zimmer Biomet Holdings, Inc.	5,679	704,877
		45,727,917

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	6,857	451,190
Colgate-Palmolive Co.	24,143	1,590,299
Coty, Inc., Class A	12,495	137,445
Herbalife Nutrition Ltd. *	2,927	164,205
Kimberly-Clark Corp.	9,654	1,127,877
Nu Skin Enterprises, Inc., Class A	1,490	89,564
The Clorox Co.	3,557	562,113
The Estee Lauder Cos., Inc., Class A	6,131	962,199
The Procter & Gamble Co.	69,444	6,843,706
		11,928,598

Insurance 2.7%
Aflac, Inc.	21,155	1,039,557
Alleghany Corp.	429	275,830
American Financial Group, Inc.	1,979	197,227
American International Group, Inc.	24,587	1,062,158
American National Insurance Co.	254	37,386
Aon plc	6,714	1,151,652
Arch Capital Group Ltd. *	11,328	370,086
Arthur J. Gallagher & Co.	5,107	409,990
Assurant, Inc.	1,489	153,352
Assured Guaranty Ltd.	2,904	121,271
Athene Holding Ltd., Class A *	3,543	157,841
Axis Capital Holdings Ltd.	2,346	133,886
Brighthouse Financial, Inc. *	3,248	125,763
Brown & Brown, Inc.	6,631	196,410
Chubb Ltd.	12,855	1,721,285
Cincinnati Financial Corp.	4,170	362,039
CNA Financial Corp.	794	34,317
Erie Indemnity Co., Class A	536	95,526
Everest Re Group Ltd.	1,134	256,409
Fidelity National Financial, Inc.	7,644	268,228

24
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
First American Financial Corp.	3,151	160,039
Kemper Corp.	1,699	141,187
Lincoln National Corp.	5,989	374,432
Loews Corp.	7,671	365,293
Markel Corp. *	398	399,942
Marsh & McLennan Cos., Inc.	14,023	1,304,420
MetLife, Inc.	27,432	1,239,652
Old Republic International Corp.	8,046	167,840
Primerica, Inc.	1,181	147,672
Principal Financial Group, Inc.	7,337	386,220
Prudential Financial, Inc.	11,522	1,104,384
Reinsurance Group of America, Inc.	1,756	253,724
RenaissanceRe Holdings Ltd.	1,114	163,814
Selective Insurance Group, Inc.	1,640	108,174
The Allstate Corp.	9,622	908,124
The Hanover Insurance Group, Inc.	1,192	141,502
The Hartford Financial Services Group, Inc.	10,028	494,982
The Progressive Corp.	16,237	1,183,677
The Travelers Cos., Inc.	7,401	983,667
Torchmark Corp.	2,885	238,186
Unum Group	6,063	226,514
W.R. Berkley Corp.	2,680	224,209
Willis Towers Watson plc	3,606	620,304
		19,508,171

Materials 2.9%
Air Products & Chemicals, Inc.	6,120	1,108,822
Albemarle Corp.	2,958	270,036
Alcoa Corp. *	5,211	153,724
AptarGroup, Inc.	1,733	176,298
Ashland Global Holdings, Inc.	1,708	132,165
Avery Dennison Corp.	2,420	261,457
Axalta Coating Systems Ltd. *	5,897	157,627
Ball Corp.	9,515	521,232
Bemis Co., Inc.	2,516	133,096
Berry Global Group, Inc. *	3,642	191,096
Celanese Corp., Series A	3,752	383,792
CF Industries Holdings, Inc.	6,432	271,430
Crown Holdings, Inc. *	3,752	203,696
DowDuPont, Inc.	63,998	3,406,614
Eastman Chemical Co.	3,860	319,183
Ecolab, Inc.	7,095	1,198,416
Element Solutions, Inc. *	6,530	73,528
FMC Corp.	3,752	335,804
Freeport-McMoRan, Inc.	40,286	519,689
Graphic Packaging Holding Co.	8,576	104,456
Huntsman Corp.	5,899	146,236
Ingevity Corp. *	1,176	135,499
International Flavors & Fragrances, Inc.	2,813	358,657
International Paper Co.	11,259	515,887
Linde plc	15,353	2,659,754
Louisiana-Pacific Corp.	3,953	99,892
LyondellBasell Industries N.V., Class A	8,772	750,181
Martin Marietta Materials, Inc.	1,758	330,152
NewMarket Corp.	243	106,677
Newmont Mining Corp.	14,912	508,797
Nucor Corp.	8,726	528,534
Olin Corp.	4,622	119,525
Packaging Corp. of America	2,652	253,505
PPG Industries, Inc.	6,691	749,191
Reliance Steel & Aluminum Co.	1,971	175,912
Royal Gold, Inc.	1,834	162,144
RPM International, Inc.	3,726	215,624
Sealed Air Corp.	4,424	192,975
Sonoco Products Co.	2,770	160,355
Steel Dynamics, Inc.	6,432	240,042
The Chemours Co.	4,751	180,681
Security	Number of Shares	Value ($)
The Mosaic Co.	9,836	307,572
The Scotts Miracle-Gro Co., Class A	1,138	93,202
The Sherwin-Williams Co.	2,302	997,226
United States Steel Corp.	4,824	108,106
Valvoline, Inc.	5,360	100,714
Vulcan Materials Co.	3,710	413,517
W.R. Grace & Co.	1,850	143,690
Westlake Chemical Corp.	1,042	72,805
Westrock Co.	7,015	262,221
		21,011,434

Media & Entertainment 7.7%
Activision Blizzard, Inc.	21,253	895,601
Alphabet, Inc., Class A *	8,336	9,390,921
Alphabet, Inc., Class C *	8,580	9,608,914
Altice USA, Inc., Class A	3,228	70,403
Cable One, Inc.	138	130,961
Cargurus, Inc. *	939	40,123
CBS Corp., Class B Non-Voting Shares	9,396	471,773
Charter Communications, Inc., Class A *	4,912	1,694,198
Cinemark Holdings, Inc.	2,908	109,428
Comcast Corp., Class A	126,577	4,894,733
Discovery, Inc., Class A *	4,454	128,721
Discovery, Inc., Class C *	9,920	270,320
DISH Network Corp., Class A *	6,337	206,016
Electronic Arts, Inc. *	8,402	804,744
Facebook, Inc., Class A *	66,957	10,810,208
GCI Liberty, Inc., Class A *	2,762	147,877
IAC/InterActiveCorp *	2,179	464,236
Liberty Broadband Corp., Class C *	4,252	380,554
Liberty Global plc, Class A *	5,698	150,142
Liberty Global plc, Class C *	16,669	423,226
Liberty Media Corp. - Liberty Formula One, Class C *	5,679	176,730
Liberty Media Corp. - Liberty SiriusXM, Class A *	2,322	94,970
Liberty Media Corp. - Liberty SiriusXM, Class C *	4,462	183,879
Live Nation Entertainment, Inc. *	3,845	217,473
Netflix, Inc. *	12,157	4,353,422
News Corp., Class A	10,731	139,718
Nexstar Media Group, Inc., Class A	1,276	124,703
Omnicom Group, Inc.	6,225	471,232
Sirius XM Holdings, Inc.	47,311	280,554
Snap, Inc., Class A *	20,674	202,605
Take-Two Interactive Software, Inc. *	3,192	278,534
The Interpublic Group of Cos., Inc.	10,720	246,882
The Madison Square Garden Co., Class A *	484	139,460
The New York Times Co., Class A	3,953	129,856
The Walt Disney Co.	41,517	4,684,778
Tribune Media Co., Class A	2,214	102,353
TripAdvisor, Inc. *	2,826	150,258
Twenty-First Century Fox, Inc., Class A	29,458	1,485,567
Twenty-First Century Fox, Inc., Class B	13,551	679,718
Twitter, Inc. *	20,140	619,909
Viacom, Inc., Class B	9,808	286,590
World Wrestling Entertainment, Inc., Class A	1,216	101,779
Zillow Group, Inc., Class C *	3,248	135,766
Zynga, Inc., Class A *	23,180	121,000
		56,500,835

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	41,954	3,324,435
Agilent Technologies, Inc.	8,876	705,109
Agios Pharmaceuticals, Inc. *	1,431	92,829
Alexion Pharmaceuticals, Inc. *	6,230	843,106

25
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Alkermes plc *	4,288	142,662
Allergan plc	8,838	1,217,081
Alnylam Pharmaceuticals, Inc. *	2,668	226,780
Amgen, Inc.	17,776	3,378,862
Array BioPharma, Inc. *	5,940	136,264
Bio-Rad Laboratories, Inc., Class A *	569	154,142
Bio-Techne Corp.	1,042	202,044
Biogen, Inc. *	5,622	1,844,072
BioMarin Pharmaceutical, Inc. *	4,971	463,595
Bluebird Bio, Inc. *	1,510	234,382
Bristol-Myers Squibb Co.	45,446	2,347,740
Bruker Corp.	2,835	108,325
Catalent, Inc. *	4,053	175,171
Celgene Corp. *	19,475	1,618,762
Charles River Laboratories International, Inc. *	1,336	189,939
Eli Lilly & Co.	26,269	3,317,512
Emergent BioSolutions, Inc. *	1,261	73,579
Exact Sciences Corp. *	3,407	310,037
Exelixis, Inc. *	8,253	184,785
FibroGen, Inc. *	2,085	120,513
Gilead Sciences, Inc.	36,006	2,341,110
Horizon Pharma plc *	4,682	135,825
Illumina, Inc. *	4,102	1,282,983
Immunomedics, Inc. *	4,791	75,506
Incyte Corp. *	4,924	424,597
Intercept Pharmaceuticals, Inc. *	615	61,340
Ionis Pharmaceuticals, Inc. *	3,802	269,904
IQVIA Holdings, Inc. *	4,423	619,662
Jazz Pharmaceuticals plc *	1,708	239,171
Johnson & Johnson	74,750	10,213,840
Merck & Co., Inc.	72,470	5,891,086
Mettler-Toledo International, Inc. *	701	477,318
Mylan N.V. *	14,358	378,908
Nektar Therapeutics *	4,865	197,227
Neurocrine Biosciences, Inc. *	2,558	197,606
PerkinElmer, Inc.	3,103	292,178
Perrigo Co., plc	3,450	168,015
Pfizer, Inc.	161,090	6,983,252
PRA Health Sciences, Inc. *	1,622	173,522
Regeneron Pharmaceuticals, Inc. *	2,161	930,829
Sage Therapeutics, Inc. *	1,334	212,440
Sarepta Therapeutics, Inc. *	1,851	266,988
Seattle Genetics, Inc. *	2,974	220,909
Syneos Health, Inc. *	1,693	70,717
Thermo Fisher Scientific, Inc.	11,218	2,911,856
United Therapeutics Corp. *	1,218	153,821
Vertex Pharmaceuticals, Inc. *	7,122	1,344,278
Waters Corp. *	2,129	515,686
Zoetis, Inc.	13,402	1,262,870
		59,725,170

Real Estate 3.7%
Alexandria Real Estate Equities, Inc.	3,008	408,757
American Campus Communities, Inc.	3,893	175,419
American Homes 4 Rent, Class A	7,097	154,998
American Tower Corp.	12,285	2,164,003
Americold Realty Trust	1,647	47,351
Apartment Investment & Management Co., Class A	4,163	203,696
Apple Hospitality REIT, Inc.	5,896	97,166
AvalonBay Communities, Inc.	3,860	751,272
Boston Properties, Inc.	4,301	570,700
Brixmor Property Group, Inc.	8,360	145,966
Camden Property Trust	2,622	257,192
CBRE Group, Inc., Class A *	8,840	439,878
CoreSite Realty Corp.	1,030	105,317
Cousins Properties, Inc.	11,915	113,431
Security	Number of Shares	Value ($)
Crown Castle International Corp.	11,564	1,373,225
CubeSmart	5,103	156,356
CyrusOne, Inc.	2,983	148,673
Digital Realty Trust, Inc.	5,750	650,440
Douglas Emmett, Inc.	4,527	174,742
Duke Realty Corp.	9,909	293,009
EastGroup Properties, Inc.	1,036	109,464
EPR Properties	2,097	154,088
Equinix, Inc.	2,244	950,334
Equity Commonwealth	3,366	109,900
Equity LifeStyle Properties, Inc.	2,499	271,491
Equity Residential	10,258	755,912
Essex Property Trust, Inc.	1,844	516,025
Extra Space Storage, Inc.	3,517	337,421
Federal Realty Investment Trust	2,105	281,207
First Industrial Realty Trust, Inc.	3,473	116,415
Gaming & Leisure Properties, Inc.	5,566	202,491
HCP, Inc.	13,315	409,703
Healthcare Realty Trust, Inc.	3,469	109,794
Healthcare Trust of America, Inc., Class A	5,660	161,253
Highwoods Properties, Inc.	2,882	133,465
Hospitality Properties Trust	4,532	122,681
Host Hotels & Resorts, Inc.	20,598	403,927
Hudson Pacific Properties, Inc.	4,477	148,726
Invitation Homes, Inc.	8,223	189,129
Iron Mountain, Inc.	7,998	283,289
JBG SMITH Properties	3,063	123,408
Jones Lang LaSalle, Inc.	1,279	211,188
Kilroy Realty Corp.	2,790	205,651
Kimco Realty Corp.	11,792	207,421
Lamar Advertising Co., Class A	2,352	182,445
Liberty Property Trust	4,211	199,307
Life Storage, Inc.	1,300	126,880
Medical Properties Trust, Inc.	10,215	186,219
Mid-America Apartment Communities, Inc.	3,198	331,249
National Health Investors, Inc.	1,180	92,075
National Retail Properties, Inc.	4,427	230,647
Omega Healthcare Investors, Inc.	5,572	200,035
Paramount Group, Inc.	5,925	85,083
Park Hotels & Resorts, Inc.	5,567	173,913
Pebblebrook Hotel Trust	3,607	115,460
Prologis, Inc.	17,520	1,227,451
PS Business Parks, Inc.	556	81,827
Public Storage	4,171	882,125
Rayonier, Inc.	3,653	107,654
Realty Income Corp.	8,212	567,942
Regency Centers Corp.	4,692	306,153
Ryman Hospitality Properties, Inc.	1,421	115,087
Sabra Health Care REIT, Inc.	4,993	90,473
SBA Communications Corp. *	3,178	573,820
Simon Property Group, Inc.	8,611	1,559,969
SL Green Realty Corp.	2,385	216,367
Spirit Realty Capital, Inc.	2,417	93,393
STORE Capital Corp.	5,264	170,922
Sun Communities, Inc.	2,435	276,543
Sunstone Hotel Investors, Inc.	6,486	97,614
The Howard Hughes Corp. *	1,124	125,191
The Macerich Co.	2,966	129,318
UDR, Inc.	7,660	340,257
Uniti Group, Inc.	4,991	48,113
Ventas, Inc.	9,931	623,170
VEREIT, Inc.	27,094	215,939
VICI Properties, Inc.	10,079	214,783
Vornado Realty Trust	4,824	324,703
Weingarten Realty Investors	3,216	92,653
Welltower, Inc.	10,464	777,580

26
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Weyerhaeuser Co.	20,940	521,197
WP Carey, Inc.	4,459	329,386
		26,978,917

Retailing 5.9%
Advance Auto Parts, Inc.	2,036	329,384
Amazon.com, Inc. *	11,450	18,776,054
American Eagle Outfitters, Inc.	4,698	95,839
AutoNation, Inc. *	1,617	57,015
AutoZone, Inc. *	703	660,096
Best Buy Co., Inc.	6,511	448,217
Booking Holdings, Inc. *	1,292	2,192,576
Burlington Stores, Inc. *	1,855	314,868
CarMax, Inc. *	4,915	305,222
Dollar General Corp.	7,324	867,601
Dollar Tree, Inc. *	6,627	638,379
eBay, Inc.	25,162	934,768
Etsy, Inc. *	3,362	239,610
Expedia Group, Inc.	3,284	404,950
Five Below, Inc. *	1,561	187,866
Foot Locker, Inc.	3,253	193,619
Genuine Parts Co.	4,098	445,780
GrubHub, Inc. *	2,554	208,355
Kohl's Corp.	4,601	310,706
L Brands, Inc.	6,433	168,159
LKQ Corp. *	8,850	245,145
Lowe's Cos., Inc.	22,359	2,349,707
Macy's, Inc.	8,597	213,120
Nordstrom, Inc.	3,216	152,053
O'Reilly Automotive, Inc. *	2,226	827,983
Ollie's Bargain Outlet Holdings, Inc. *	1,453	128,184
Penske Automotive Group, Inc.	1,072	47,640
Pool Corp.	1,107	176,611
Qurate Retail, Inc. *	11,656	209,925
Ross Stores, Inc.	10,386	984,904
Target Corp.	14,511	1,054,079
The Gap, Inc.	6,006	152,552
The Home Depot, Inc.	31,495	5,830,984
The TJX Cos., Inc.	34,415	1,765,145
Tiffany & Co.	3,027	287,686
Tractor Supply Co.	3,395	323,713
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,568	489,984
Urban Outfitters, Inc. *	2,171	66,975
Wayfair, Inc., Class A *	1,710	283,313
Williams-Sonoma, Inc.	2,228	129,580
		43,498,347

Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc. *	24,461	575,567
Analog Devices, Inc.	10,322	1,104,041
Applied Materials, Inc.	27,358	1,048,906
Broadcom, Inc.	11,519	3,171,872
Cree, Inc. *	2,859	155,558
Cypress Semiconductor Corp.	10,216	157,633
Entegris, Inc.	3,881	137,116
First Solar, Inc. *	2,160	113,508
Integrated Device Technology, Inc. *	3,576	172,828
Intel Corp.	127,212	6,737,147
KLA-Tencor Corp.	4,607	532,062
Lam Research Corp.	4,317	760,180
Marvell Technology Group Ltd.	16,502	329,215
Maxim Integrated Products, Inc.	7,734	420,962
Microchip Technology, Inc.	6,576	571,257
Micron Technology, Inc. *	31,186	1,274,884
MKS Instruments, Inc.	1,503	124,554
Monolithic Power Systems, Inc.	1,072	143,766
Security	Number of Shares	Value ($)
NVIDIA Corp.	16,996	2,621,803
ON Semiconductor Corp. *	11,848	254,495
Qorvo, Inc. *	3,479	244,017
QUALCOMM, Inc.	33,749	1,801,859
Semtech Corp. *	1,840	101,274
Silicon Laboratories, Inc. *	1,240	100,465
Skyworks Solutions, Inc.	4,924	402,094
Teradyne, Inc.	5,061	206,641
Texas Instruments, Inc.	26,743	2,828,874
Universal Display Corp.	1,212	180,879
Xilinx, Inc.	7,040	882,112
		27,155,569

Software & Services 11.8%
Accenture plc, Class A	17,771	2,867,884
ACI Worldwide, Inc. *	3,221	102,653
Adobe, Inc. *	13,593	3,568,162
Akamai Technologies, Inc. *	4,533	315,769
Alliance Data Systems Corp.	1,281	221,613
Amdocs Ltd.	3,909	217,223
ANSYS, Inc. *	2,336	414,079
Aspen Technology, Inc. *	1,978	199,204
Autodesk, Inc. *	6,097	993,872
Automatic Data Processing, Inc.	12,197	1,866,507
Black Knight, Inc. *	3,956	206,701
Blackbaud, Inc.	1,328	102,575
Booz Allen Hamilton Holding Corp.	3,968	209,748
Broadridge Financial Solutions, Inc.	3,276	331,695
CACI International, Inc., Class A *	701	127,764
Cadence Design Systems, Inc. *	7,837	448,668
CDK Global, Inc.	3,584	207,908
Ceridian HCM Holding, Inc. *	1,024	50,196
Citrix Systems, Inc.	3,595	379,272
Cognizant Technology Solutions Corp., Class A	16,087	1,141,855
Coupa Software, Inc. *	1,458	137,329
DocuSign, Inc. *	650	35,848
Dropbox, Inc., Class A *	2,596	61,941
DXC Technology Co.	7,773	511,930
EPAM Systems, Inc. *	1,452	234,905
Euronet Worldwide, Inc. *	1,439	193,286
Fair Isaac Corp. *	822	203,708
Fidelity National Information Services, Inc.	9,140	988,491
FireEye, Inc. *	5,489	91,996
First Data Corp., Class A *	15,723	395,276
Fiserv, Inc. *	11,132	942,769
FleetCor Technologies, Inc. *	2,460	573,869
Fortinet, Inc. *	4,016	348,549
Gartner, Inc. *	2,559	364,146
Genpact Ltd.	3,870	128,561
Global Payments, Inc.	4,413	575,367
GoDaddy, Inc., Class A *	4,703	351,079
Guidewire Software, Inc. *	2,271	208,342
HubSpot, Inc. *	1,042	175,452
International Business Machines Corp.	25,345	3,500,905
Intuit, Inc.	7,233	1,787,491
j2 Global, Inc.	1,326	112,723
Jack Henry & Associates, Inc.	2,144	284,359
Leidos Holdings, Inc.	4,147	267,855
LogMeIn, Inc.	1,398	111,057
Mastercard, Inc., Class A	25,320	5,691,176
MAXIMUS, Inc.	1,795	126,871
Microsoft Corp.	215,389	24,130,030
New Relic, Inc. *	1,278	135,148
Nuance Communications, Inc. *	8,154	136,743
Nutanix, Inc., Class A *	2,147	107,543
Okta, Inc. *	2,163	183,595

27
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Oracle Corp.	71,049	3,703,784
Palo Alto Networks, Inc. *	2,639	649,907
Paychex, Inc.	8,892	684,862
Paycom Software, Inc. *	1,367	248,425
Paylocity Holding Corp. *	900	78,813
PayPal Holdings, Inc. *	32,796	3,216,304
Pegasystems, Inc.	958	62,950
Proofpoint, Inc. *	1,554	183,512
PTC, Inc. *	2,974	276,047
RealPage, Inc. *	2,008	122,910
Red Hat, Inc. *	4,940	902,044
RingCentral, Inc., Class A *	1,925	202,683
Sabre Corp.	7,631	171,163
salesforce.com, Inc. *	21,307	3,486,891
Science Applications International Corp.	1,438	107,419
ServiceNow, Inc. *	4,999	1,196,961
Splunk, Inc. *	4,055	550,993
Square, Inc., Class A *	8,593	698,095
SS&C Technologies Holdings, Inc.	5,995	369,172
Symantec Corp.	17,788	400,052
Synopsys, Inc. *	4,173	424,311
Tableau Software, Inc., Class A *	2,005	264,459
Teradata Corp. *	3,340	161,556
The Trade Desk, Inc., Class A *	1,035	204,454
The Ultimate Software Group, Inc. *	866	287,079
The Western Union Co.	12,328	220,301
Total System Services, Inc.	4,720	445,568
Twilio, Inc., Class A *	2,642	321,505
Tyler Technologies, Inc. *	1,073	219,740
VeriSign, Inc. *	2,975	529,669
Visa, Inc., Class A	48,964	7,252,548
VMware, Inc., Class A	2,089	358,911
WEX, Inc. *	1,189	211,713
Workday, Inc., Class A *	4,053	802,210
Worldpay, Inc., Class A *	8,419	806,540
Zendesk, Inc. *	3,028	239,273
Zscaler, Inc. *	423	21,015
		87,155,527

Technology Hardware & Equipment 5.3%
Amphenol Corp., Class A	8,415	790,758
Apple, Inc.	125,629	21,752,661
Arista Networks, Inc. *	1,456	415,324
ARRIS International plc *	4,552	144,207
Arrow Electronics, Inc. *	2,390	190,483
Avnet, Inc.	3,131	136,167
CDW Corp.	4,181	392,554
Ciena Corp. *	3,954	168,678
Cisco Systems, Inc.	125,252	6,484,296
Cognex Corp.	4,836	258,242
CommScope Holding Co., Inc. *	5,360	124,942
Corning, Inc.	22,319	776,924
Dell Technologies, Inc., Class C *	4,221	235,616
Dolby Laboratories, Inc., Class A	1,752	113,530
F5 Networks, Inc. *	1,682	282,812
FLIR Systems, Inc.	3,852	198,185
Hewlett Packard Enterprise Co.	39,669	649,778
HP, Inc.	43,958	867,291
IPG Photonics Corp. *	1,008	156,270
Jabil, Inc.	3,977	112,947
Juniper Networks, Inc.	9,662	261,647
Keysight Technologies, Inc. *	5,248	442,984
Littelfuse, Inc.	724	139,797
Lumentum Holdings, Inc. *	2,077	103,331
Motorola Solutions, Inc.	4,559	652,484
National Instruments Corp.	3,101	144,941
NetApp, Inc.	7,030	458,356
Security	Number of Shares	Value ($)
Pure Storage, Inc., Class A *	4,828	98,878
Seagate Technology plc	7,304	340,074
SYNNEX Corp.	1,133	111,170
TE Connectivity Ltd.	9,586	786,915
Tech Data Corp. *	1,053	107,638
Trimble, Inc. *	6,981	279,310
Ubiquiti Networks, Inc.	554	79,992
ViaSat, Inc. *	1,608	121,484
Western Digital Corp.	8,077	406,273
Xerox Corp.	5,867	181,290
Zebra Technologies Corp., Class A *	1,508	302,369
		39,270,598

Telecommunication Services 1.9%
AT&T, Inc.	202,880	6,313,626
CenturyLink, Inc.	26,380	347,952
Intelsat S.A. *	1,898	45,704
Sprint Corp. *	15,800	100,330
T-Mobile US, Inc. *	8,733	630,610
Telephone & Data Systems, Inc.	2,640	84,612
Verizon Communications, Inc.	115,177	6,555,875
Zayo Group Holdings, Inc. *	5,598	138,830
		14,217,539

Transportation 2.1%
Alaska Air Group, Inc.	3,420	211,014
AMERCO	211	81,148
American Airlines Group, Inc.	11,402	406,253
C.H. Robinson Worldwide, Inc.	3,815	344,800
CSX Corp.	22,345	1,623,811
Delta Air Lines, Inc.	17,429	864,130
Expeditors International of Washington, Inc.	4,824	361,559
FedEx Corp.	6,765	1,224,465
Genesee & Wyoming, Inc., Class A *	1,608	131,856
J.B. Hunt Transport Services, Inc.	2,432	261,853
JetBlue Airways Corp. *	8,359	139,595
Kansas City Southern	2,814	305,713
Kirby Corp. *	1,531	113,631
Knight-Swift Transportation Holdings, Inc.	3,509	118,008
Landstar System, Inc.	1,151	125,091
Macquarie Infrastructure Corp.	2,145	87,709
Norfolk Southern Corp.	7,598	1,362,321
Old Dominion Freight Line, Inc.	1,845	278,171
Southwest Airlines Co.	14,128	791,733
Spirit Airlines, Inc. *	1,916	107,775
Union Pacific Corp.	20,552	3,446,570
United Continental Holdings, Inc. *	6,334	556,189
United Parcel Service, Inc., Class B	19,400	2,137,880
XPO Logistics, Inc. *	3,509	176,678
		15,257,953

Utilities 3.2%
AES Corp.	18,393	316,911
ALLETE, Inc.	1,398	113,308
Alliant Energy Corp.	6,576	301,641
Ameren Corp.	6,803	484,646
American Electric Power Co., Inc.	13,742	1,115,163
American Water Works Co., Inc.	5,051	513,283
Aqua America, Inc.	4,924	176,969
Atmos Energy Corp.	3,241	320,373
Avangrid, Inc.	1,608	77,747
Black Hills Corp.	1,529	108,528
CenterPoint Energy, Inc.	13,945	420,302
CMS Energy Corp.	7,897	429,597
Consolidated Edison, Inc.	8,678	715,501

28
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Dominion Energy, Inc.	21,285	1,577,006
DTE Energy Co.	5,074	626,943
Duke Energy Corp.	19,897	1,783,965
Edison International	9,064	542,843
Entergy Corp.	5,024	468,890
Evergy, Inc.	7,387	413,007
Eversource Energy	8,848	617,679
Exelon Corp.	26,923	1,308,189
FirstEnergy Corp.	13,522	551,022
Hawaiian Electric Industries, Inc.	3,061	117,175
IDACORP, Inc.	1,424	140,136
MDU Resources Group, Inc.	5,360	141,611
National Fuel Gas Co.	2,350	141,447
New Jersey Resources Corp.	2,507	121,339
NextEra Energy, Inc.	13,324	2,501,181
NiSource, Inc.	10,200	275,196
NRG Energy, Inc.	8,141	339,317
OGE Energy Corp.	5,635	239,600
ONE Gas, Inc.	1,433	123,883
Pinnacle West Capital Corp.	3,127	293,125
PNM Resources, Inc.	2,224	97,144
Portland General Electric Co.	2,498	125,250
PPL Corp.	20,039	644,655
Public Service Enterprise Group, Inc.	14,029	825,045
Sempra Energy	7,632	919,198
Southwest Gas Holdings, Inc.	1,434	117,502
Spire, Inc.	1,443	114,459
The Southern Co.	28,647	1,423,469
UGI Corp.	4,827	265,002
Vistra Energy Corp. *	11,028	287,169
WEC Energy Group, Inc.	8,794	670,806
Xcel Energy, Inc.	14,301	784,553
		23,691,775
Total Common Stock
(Cost $704,665,383)		734,783,513

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (b)	164,239	164,239
Total Other Investment Company
(Cost $164,239)		164,239

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	10	1,392,350	14,893
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
29
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.7%
Aptiv plc	156,285	12,988,846
Autoliv, Inc.	51,215	4,189,899
BorgWarner, Inc.	123,577	5,018,462
Ford Motor Co.	2,320,507	20,350,847
General Motors Co.	779,311	30,767,198
Harley-Davidson, Inc.	97,804	3,630,485
Lear Corp.	38,220	5,812,116
Tesla, Inc. *	80,206	25,656,295
The Goodyear Tire & Rubber Co.	137,622	2,722,163
Veoneer, Inc. *(a)	51,061	1,560,424
		112,696,735

Banks 5.5%
Bank of America Corp.	5,421,354	157,652,974
BB&T Corp.	456,264	23,255,776
BOK Financial Corp.	18,716	1,692,675
CIT Group, Inc.	61,711	3,145,410
Citigroup, Inc.	1,448,551	92,678,293
Citizens Financial Group, Inc.	275,714	10,184,875
Comerica, Inc.	95,141	8,287,732
Commerce Bancshares, Inc.	58,456	3,678,636
Cullen/Frost Bankers, Inc.	39,038	4,047,460
East West Bancorp, Inc.	84,398	4,608,975
Fifth Third Bancorp	386,372	10,656,140
First Republic Bank	96,930	10,175,711
Huntington Bancshares, Inc.	634,945	9,149,557
JPMorgan Chase & Co.	1,974,388	206,047,132
KeyCorp	610,838	10,787,399
M&T Bank Corp.	83,294	14,414,860
New York Community Bancorp, Inc.	294,517	3,684,408
People's United Financial, Inc.	218,088	3,873,243
Regions Financial Corp.	607,908	9,969,691
Signature Bank	32,445	4,404,733
SunTrust Banks, Inc.	266,591	17,293,758
SVB Financial Group *	31,848	7,871,552
The PNC Financial Services Group, Inc.	274,183	34,552,542
U.S. Bancorp	902,417	46,645,935
Wells Fargo & Co.	2,516,230	125,534,715
Zions Bancorp NA	113,433	5,796,426
		830,090,608

Capital Goods 7.0%
3M Co.	345,711	71,697,004
A.O. Smith Corp.	84,563	4,391,357
Acuity Brands, Inc.	23,503	3,058,210
AGCO Corp.	40,425	2,731,922
Allegion plc	55,583	5,000,247
Allison Transmission Holdings, Inc.	70,649	3,511,255
AMETEK, Inc.	136,493	10,862,113
Arconic, Inc.	260,982	4,825,557
Carlisle Cos., Inc.	35,079	4,317,523
Caterpillar, Inc.	350,947	48,199,061
Cummins, Inc.	87,454	13,475,787
Deere & Co.	190,399	31,233,052
Security	Number of Shares	Value ($)
Donaldson Co., Inc.	75,910	3,916,197
Dover Corp.	87,038	7,879,550
Eaton Corp. plc	258,440	20,615,759
Emerson Electric Co.	373,026	25,421,722
Fastenal Co.	169,613	10,675,442
Flowserve Corp.	77,140	3,425,787
Fluor Corp.	82,796	3,113,130
Fortive Corp.	174,179	14,207,781
Fortune Brands Home & Security, Inc.	83,186	3,919,724
General Dynamics Corp.	165,660	28,198,645
General Electric Co.	5,165,371	53,668,205
Graco, Inc.	97,567	4,581,746
GrafTech International Ltd.	35,639	513,914
Harris Corp.	69,139	11,403,095
HD Supply Holdings, Inc. *	111,394	4,791,056
HEICO Corp.	23,931	2,243,053
HEICO Corp., Class A	44,219	3,537,078
Honeywell International, Inc.	440,334	67,842,259
Hubbell, Inc.	32,206	3,801,918
Huntington Ingalls Industries, Inc.	25,746	5,391,470
IDEX Corp.	46,034	6,633,499
Illinois Tool Works, Inc.	181,426	26,139,858
Ingersoll-Rand plc	146,388	15,452,717
Jacobs Engineering Group, Inc.	70,150	5,175,667
Johnson Controls International plc	548,154	19,333,392
L3 Technologies, Inc.	46,580	9,863,315
Lennox International, Inc.	21,289	5,221,127
Lincoln Electric Holdings, Inc.	38,637	3,339,010
Lockheed Martin Corp.	146,781	45,415,509
Masco Corp.	182,224	6,844,333
Nordson Corp.	30,695	4,167,153
Northrop Grumman Corp.	102,878	29,830,505
Owens Corning	64,672	3,229,073
PACCAR, Inc.	206,524	14,002,327
Parker-Hannifin Corp.	78,006	13,741,537
Pentair plc	93,561	3,980,085
Quanta Services, Inc.	87,197	3,107,701
Raytheon Co.	169,006	31,519,619
Rockwell Automation, Inc.	71,664	12,796,324
Roper Technologies, Inc.	61,763	19,989,595
Sensata Technologies Holding plc *	96,776	4,909,447
Snap-on, Inc.	33,027	5,284,320
Spirit AeroSystems Holdings, Inc., Class A	62,584	6,183,299
Stanley Black & Decker, Inc.	88,873	11,769,451
Teledyne Technologies, Inc. *	21,656	5,111,682
Textron, Inc.	143,462	7,789,987
The Boeing Co.	313,528	137,939,779
The Middleby Corp. *	33,064	4,053,316
The Toro Co.	61,614	4,225,488
TransDigm Group, Inc. *	28,797	12,500,490
Trinity Industries, Inc.	87,539	2,049,288
United Rentals, Inc. *	48,379	6,511,330
United Technologies Corp.	481,043	60,452,674
W.W. Grainger, Inc.	27,506	8,383,004
WABCO Holdings, Inc. *	31,019	4,266,043
Wabtec Corp.	78,666	5,763,071
Xylem, Inc.	108,441	8,192,718
		1,057,618,352

30
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Commercial & Professional Services 0.8%
ADT, Inc.	79,209	633,672
Cintas Corp.	51,560	10,652,296
Copart, Inc. *	122,685	7,197,929
CoStar Group, Inc. *	21,360	9,772,841
Equifax, Inc.	71,571	7,837,740
IHS Markit Ltd. *	213,096	11,330,314
KAR Auction Services, Inc.	82,592	3,894,213
ManpowerGroup, Inc.	37,874	3,190,884
Nielsen Holdings plc	209,886	5,499,013
Republic Services, Inc.	128,355	10,066,883
Robert Half International, Inc.	71,614	4,883,359
Rollins, Inc.	86,703	3,438,641
Stericycle, Inc. *	51,446	2,293,463
TransUnion	111,378	7,190,564
Verisk Analytics, Inc. *	97,750	12,358,532
Waste Management, Inc.	231,810	23,470,762
		123,711,106

Consumer Durables & Apparel 1.2%
Capri Holdings Ltd. *	88,802	4,049,371
Carter's, Inc.	28,175	2,745,372
D.R. Horton, Inc.	204,117	7,938,110
Garmin Ltd.	70,887	5,952,382
Hanesbrands, Inc.	210,670	3,916,355
Hasbro, Inc.	68,521	5,817,433
Leggett & Platt, Inc.	77,715	3,529,815
Lennar Corp., B Shares	10,747	413,437
Lennar Corp., Class A	172,831	8,292,432
Lululemon Athletica, Inc. *	62,553	9,409,222
Mattel, Inc. *	198,910	2,868,282
Mohawk Industries, Inc. *	37,186	5,061,758
Newell Brands, Inc.	255,908	4,153,387
NIKE, Inc., Class B	755,323	64,753,841
NVR, Inc. *	2,078	5,444,360
Polaris Industries, Inc.	34,117	2,907,792
PulteGroup, Inc.	155,291	4,192,857
PVH Corp.	45,692	5,247,269
Ralph Lauren Corp.	32,064	4,013,451
Tapestry, Inc.	171,529	5,993,223
Toll Brothers, Inc.	79,561	2,832,372
Under Armour, Inc., Class A *	107,887	2,432,852
Under Armour, Inc., Class C *	122,098	2,451,728
VF Corp.	192,225	16,792,776
Whirlpool Corp.	38,481	5,445,446
		186,655,323

Consumer Services 2.1%
Aramark	147,436	4,467,311
Bright Horizons Family Solutions, Inc. *	35,599	4,414,276
Caesars Entertainment Corp. *	351,856	3,032,999
Carnival Corp.	237,539	13,720,253
Chipotle Mexican Grill, Inc. *	14,508	8,814,045
Darden Restaurants, Inc.	73,287	8,216,206
Domino's Pizza, Inc.	24,600	6,173,124
Dunkin' Brands Group, Inc.	48,681	3,478,257
H&R Block, Inc.	119,163	2,877,786
Hilton Worldwide Holdings, Inc.	175,620	14,594,022
Las Vegas Sands Corp.	218,293	13,409,739
Marriott International, Inc., Class A	168,911	21,159,481
McDonald's Corp.	457,675	84,138,972
MGM Resorts International	295,792	7,912,436
Norwegian Cruise Line Holdings Ltd. *	129,708	7,202,685
Royal Caribbean Cruises Ltd.	101,527	12,028,919
Service Corp. International	106,247	4,392,251
Security	Number of Shares	Value ($)
ServiceMaster Global Holdings, Inc. *	80,019	3,613,658
Starbucks Corp.	737,476	51,815,064
Vail Resorts, Inc.	24,046	5,010,946
Wyndham Destinations, Inc.	59,174	2,664,605
Wyndham Hotels & Resorts, Inc.	59,200	3,112,144
Wynn Resorts Ltd.	57,498	7,275,797
Yum! Brands, Inc.	184,747	17,458,591
		310,983,567

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	31,201	3,419,942
AGNC Investment Corp.	314,495	5,550,837
Ally Financial, Inc.	245,414	6,648,265
American Express Co.	415,248	44,738,820
Ameriprise Financial, Inc.	82,317	10,835,387
Annaly Capital Management, Inc.	822,348	8,330,385
AXA Equitable Holdings, Inc.	82,608	1,579,465
Berkshire Hathaway, Inc., Class B *	1,154,309	232,362,402
BlackRock, Inc.	72,211	32,005,359
Capital One Financial Corp.	280,884	23,476,285
Cboe Global Markets, Inc.	67,375	6,461,936
CME Group, Inc.	212,095	38,582,201
Credit Acceptance Corp. *	7,155	3,147,198
Discover Financial Services	199,204	14,264,998
E*TRADE Financial Corp.	151,763	7,434,869
Eaton Vance Corp.	71,303	2,984,031
FactSet Research Systems, Inc.	22,805	5,363,052
Franklin Resources, Inc.	175,367	5,718,718
Intercontinental Exchange, Inc.	338,005	26,077,086
Invesco Ltd.	251,577	4,868,015
Janus Henderson Group plc	98,828	2,421,286
Jefferies Financial Group, Inc.	170,246	3,450,886
KKR & Co., Inc., Class A	315,513	7,013,854
Lazard Ltd., Class A	75,711	2,833,863
MarketAxess Holdings, Inc.	22,000	5,365,360
Moody's Corp.	99,131	17,161,559
Morgan Stanley	772,770	32,440,885
MSCI, Inc.	52,177	9,638,135
Nasdaq, Inc.	68,831	6,302,855
Northern Trust Corp.	131,685	12,273,042
Raymond James Financial, Inc.	76,431	6,311,672
S&P Global, Inc.	149,156	29,886,388
Santander Consumer USA Holdings, Inc.	71,105	1,460,497
SEI Investments Co.	77,973	4,113,076
Starwood Property Trust, Inc.	165,972	3,722,752
State Street Corp.	223,580	16,068,695
Synchrony Financial	391,633	12,771,152
T. Rowe Price Group, Inc.	142,594	14,320,715
TD Ameritrade Holding Corp.	160,365	9,033,360
The Bank of New York Mellon Corp.	539,576	28,316,948
The Charles Schwab Corp. (b)	710,045	32,669,170
The Goldman Sachs Group, Inc.	205,643	40,449,978
Voya Financial, Inc.	95,455	4,827,159
		786,702,538

Energy 5.2%
Anadarko Petroleum Corp.	298,803	12,997,930
Antero Resources Corp. *	128,502	1,112,827
Apache Corp.	222,705	7,389,352
Baker Hughes a GE Co.	305,326	8,054,500
Cabot Oil & Gas Corp.	255,698	6,295,285
Cheniere Energy, Inc. *	130,384	8,403,249
Chevron Corp.	1,134,053	135,610,058
Cimarex Energy Co.	59,407	4,271,957
Concho Resources, Inc.	118,035	12,983,850
ConocoPhillips	683,801	46,395,898

31
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Continental Resources, Inc. *	51,464	2,295,809
Core Laboratories N.V.	25,995	1,684,736
Devon Energy Corp.	280,914	8,289,772
Diamondback Energy, Inc.	91,312	9,398,744
EOG Resources, Inc.	343,073	32,248,862
EQT Corp.	148,325	2,687,649
Equitrans Midstream Corp. *	118,215	2,085,313
Exxon Mobil Corp.	2,513,513	198,642,932
Halliburton Co.	523,240	16,058,236
Helmerich & Payne, Inc.	64,891	3,517,092
Hess Corp.	148,345	8,581,758
HollyFrontier Corp.	95,552	4,892,262
Kinder Morgan, Inc.	1,132,395	21,696,688
Marathon Oil Corp.	498,331	8,272,295
Marathon Petroleum Corp.	408,559	25,334,744
Murphy Oil Corp.	97,233	2,810,034
National Oilwell Varco, Inc.	225,186	6,336,734
Noble Energy, Inc.	282,678	6,261,318
Occidental Petroleum Corp.	449,328	29,723,047
ONEOK, Inc.	244,257	15,695,955
Parsley Energy, Inc., Class A *	159,475	2,892,876
Phillips 66	251,698	24,253,619
Pioneer Natural Resources Co.	101,780	14,345,891
Schlumberger Ltd.	822,279	36,229,613
Targa Resources Corp.	136,612	5,497,267
TechnipFMC plc	251,224	5,599,783
The Williams Cos., Inc.	720,138	19,220,483
Valero Energy Corp.	252,447	20,589,577
WPX Energy, Inc. *	232,017	2,863,090
		781,521,085

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	259,787	56,825,808
Sysco Corp.	283,038	19,119,217
The Kroger Co.	475,995	13,960,933
US Foods Holding Corp. *	131,821	4,645,372
Walgreens Boots Alliance, Inc.	477,718	34,008,745
Walmart, Inc.	844,873	83,633,978
		212,194,053

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	1,116,916	58,537,568
Archer-Daniels-Midland Co.	330,789	14,058,532
Brown-Forman Corp., Class A	37,500	1,848,750
Brown-Forman Corp., Class B	98,589	4,879,170
Bunge Ltd.	84,035	4,460,578
Campbell Soup Co.	114,634	4,129,117
Conagra Brands, Inc.	286,793	6,702,352
Constellation Brands, Inc., Class A	98,665	16,690,171
General Mills, Inc.	352,555	16,615,917
Hormel Foods Corp.	163,226	7,077,479
Ingredion, Inc.	39,471	3,649,094
Kellogg Co.	152,298	8,568,285
Keurig Dr Pepper, Inc.	106,247	2,672,112
Lamb Weston Holdings, Inc.	86,707	6,009,662
McCormick & Co., Inc. Non-Voting Shares	72,141	9,809,733
Molson Coors Brewing Co., Class B	110,754	6,829,092
Mondelez International, Inc., Class A	861,380	40,622,681
Monster Beverage Corp. *	237,028	15,129,497
PepsiCo, Inc.	837,658	96,866,771
Philip Morris International, Inc.	922,756	80,224,407
Pilgrim's Pride Corp. *	32,825	645,668
Post Holdings, Inc. *	39,267	4,000,522
The Coca-Cola Co.	2,273,301	103,071,467
The Hershey Co.	83,292	9,218,759
The J.M. Smucker Co.	67,169	7,113,869
Security	Number of Shares	Value ($)
The Kraft Heinz Co.	370,901	12,310,204
Tyson Foods, Inc., Class A	174,089	10,734,328
		552,475,785

Health Care Equipment & Services 6.1%
Abbott Laboratories	1,041,900	80,872,278
ABIOMED, Inc. *	26,748	8,947,206
Align Technology, Inc. *	43,654	11,305,076
AmerisourceBergen Corp.	93,956	7,826,535
Anthem, Inc.	153,602	46,192,729
Baxter International, Inc.	292,948	21,892,004
Becton Dickinson & Co.	159,369	39,649,413
Boston Scientific Corp. *	822,564	33,001,268
Cardinal Health, Inc.	176,656	9,599,487
Centene Corp. *	245,590	14,953,975
Cerner Corp. *	193,855	10,846,187
Cigna Corp.	226,189	39,456,409
Covetrus, Inc. *	56,724	2,029,585
CVS Health Corp.	767,460	44,382,212
Danaher Corp.	366,375	46,536,952
DaVita, Inc. *	74,638	4,246,902
DENTSPLY SIRONA, Inc.	131,813	5,504,511
DexCom, Inc. *	52,053	7,252,544
Edwards Lifesciences Corp. *	124,255	21,035,129
Encompass Health Corp.	60,161	3,798,566
HCA Healthcare, Inc.	159,020	22,110,141
Henry Schein, Inc. *	89,811	5,325,792
Hologic, Inc. *	160,245	7,555,552
Humana, Inc.	81,477	23,224,204
IDEXX Laboratories, Inc. *	51,099	10,783,422
Intuitive Surgical, Inc. *	67,896	37,180,529
Laboratory Corp. of America Holdings *	59,945	8,886,247
McKesson Corp.	115,701	14,712,539
Medtronic plc	797,484	72,172,302
Molina Healthcare, Inc. *	37,375	5,031,796
Quest Diagnostics, Inc.	80,663	6,981,383
ResMed, Inc.	83,662	8,569,499
STERIS plc	50,484	6,106,545
Stryker Corp.	184,487	34,777,644
Teleflex, Inc.	27,306	7,914,371
The Cooper Cos., Inc.	28,794	8,234,796
UnitedHealth Group, Inc.	570,967	138,299,627
Universal Health Services, Inc., Class B	50,570	7,020,633
Varian Medical Systems, Inc. *	53,333	7,165,822
Veeva Systems, Inc., Class A *	72,275	8,521,945
WellCare Health Plans, Inc. *	29,595	7,504,700
West Pharmaceutical Services, Inc.	43,837	4,591,926
Zimmer Biomet Holdings, Inc.	121,892	15,129,235
		927,129,618

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	146,172	9,618,118
Colgate-Palmolive Co.	515,837	33,978,183
Coty, Inc., Class A (a)	270,292	2,973,212
Herbalife Nutrition Ltd. *	61,851	3,469,841
Kimberly-Clark Corp.	204,797	23,926,434
The Clorox Co.	75,367	11,910,247
The Estee Lauder Cos., Inc., Class A	131,199	20,590,371
The Procter & Gamble Co.	1,479,940	145,848,087
		252,314,493

Insurance 2.6%
Aflac, Inc.	452,988	22,259,830
Alleghany Corp.	8,660	5,568,034
American Financial Group, Inc.	41,114	4,097,421

32
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
American International Group, Inc.	527,417	22,784,414
Aon plc	143,218	24,566,184
Arch Capital Group Ltd. *	238,451	7,790,194
Arthur J. Gallagher & Co.	108,790	8,733,661
Assurant, Inc.	32,174	3,313,600
Athene Holding Ltd., Class A *	74,732	3,329,311
Axis Capital Holdings Ltd.	52,143	2,975,801
Brighthouse Financial, Inc. *	70,445	2,727,630
Brown & Brown, Inc.	137,084	4,060,428
Chubb Ltd.	273,325	36,598,217
Cincinnati Financial Corp.	88,977	7,724,983
CNA Financial Corp.	14,908	644,324
Erie Indemnity Co., Class A	11,679	2,081,431
Everest Re Group Ltd.	24,032	5,433,876
Fidelity National Financial, Inc.	162,446	5,700,230
Lincoln National Corp.	127,236	7,954,795
Loews Corp.	164,154	7,817,013
Markel Corp. *	8,364	8,404,816
Marsh & McLennan Cos., Inc.	298,538	27,770,005
MetLife, Inc.	586,351	26,497,202
Old Republic International Corp.	167,210	3,488,001
Principal Financial Group, Inc.	156,170	8,220,789
Prudential Financial, Inc.	244,467	23,432,162
Reinsurance Group of America, Inc.	37,377	5,400,603
RenaissanceRe Holdings Ltd.	23,311	3,427,883
The Allstate Corp.	204,469	19,297,784
The Hartford Financial Services Group, Inc.	214,017	10,563,879
The Progressive Corp.	345,069	25,155,530
The Travelers Cos., Inc.	157,818	20,975,590
Torchmark Corp.	61,067	5,041,692
Unum Group	130,330	4,869,129
W.R. Berkley Corp.	57,439	4,805,347
Willis Towers Watson plc	77,226	13,284,416
		396,796,205

Materials 2.8%
Air Products & Chemicals, Inc.	131,059	23,745,270
Albemarle Corp.	63,572	5,803,488
Alcoa Corp. *	110,242	3,252,139
Ashland Global Holdings, Inc.	37,315	2,887,435
Avery Dennison Corp.	50,757	5,483,786
Axalta Coating Systems Ltd. *	126,074	3,369,958
Ball Corp.	202,516	11,093,826
Berry Global Group, Inc. *	78,342	4,110,605
Celanese Corp., Series A	79,448	8,126,736
CF Industries Holdings, Inc.	136,921	5,778,066
Crown Holdings, Inc. *	80,594	4,375,448
DowDuPont, Inc.	1,361,171	72,455,132
Eastman Chemical Co.	82,895	6,854,588
Ecolab, Inc.	150,910	25,490,208
FMC Corp.	80,246	7,182,017
Freeport-McMoRan, Inc.	853,715	11,012,924
Huntsman Corp.	125,055	3,100,113
International Flavors & Fragrances, Inc.	59,467	7,582,043
International Paper Co.	240,840	11,035,289
Linde plc	326,805	56,615,698
LyondellBasell Industries N.V., Class A	186,069	15,912,621
Martin Marietta Materials, Inc.	37,134	6,973,765
NewMarket Corp.	5,420	2,379,380
Newmont Mining Corp.	318,654	10,872,474
Nucor Corp.	185,907	11,260,387
Packaging Corp. of America	55,511	5,306,297
PPG Industries, Inc.	142,602	15,967,146
Reliance Steel & Aluminum Co.	41,358	3,691,202
Royal Gold, Inc.	37,948	3,354,983
RPM International, Inc.	79,129	4,579,195
Sealed Air Corp.	93,293	4,069,441
Security	Number of Shares	Value ($)
Sonoco Products Co.	59,374	3,437,161
Steel Dynamics, Inc.	135,942	5,073,355
The Chemours Co.	99,208	3,772,880
The Mosaic Co.	209,813	6,560,853
The Sherwin-Williams Co.	49,027	21,238,496
Vulcan Materials Co.	77,888	8,681,396
W.R. Grace & Co.	38,902	3,021,518
Westlake Chemical Corp.	22,013	1,538,048
Westrock Co.	150,144	5,612,383
		422,657,750

Media & Entertainment 7.9%
Activision Blizzard, Inc.	451,151	19,011,503
Alphabet, Inc., Class A *	177,474	199,933,335
Alphabet, Inc., Class C *	182,631	204,532,110
Altice USA, Inc., Class A	77,251	1,684,844
CBS Corp., Class B Non-Voting Shares	204,859	10,285,970
Charter Communications, Inc., Class A *	104,730	36,122,424
Comcast Corp., Class A	2,695,332	104,228,488
Discovery, Inc., Class A *	87,858	2,539,096
Discovery, Inc., Class C *	216,606	5,902,514
DISH Network Corp., Class A *	136,824	4,448,148
Electronic Arts, Inc. *	179,695	17,211,187
Facebook, Inc., Class A *	1,426,257	230,269,193
GCI Liberty, Inc., Class A *	58,368	3,125,023
IAC/InterActiveCorp *	46,213	9,845,680
Liberty Broadband Corp., Class A *	15,777	1,409,202
Liberty Broadband Corp., Class C *	89,795	8,036,653
Liberty Global plc, Class A *	119,418	3,146,664
Liberty Global plc, Class C *	354,349	8,996,921
Liberty Media Corp. - Liberty Formula One, Class A *	16,587	509,884
Liberty Media Corp. - Liberty Formula One, Class C *	120,856	3,761,039
Liberty Media Corp. - Liberty SiriusXM, Class A *	51,031	2,087,168
Liberty Media Corp. - Liberty SiriusXM, Class C *	94,573	3,897,353
Lions Gate Entertainment Corp., Class A	37,918	585,833
Lions Gate Entertainment Corp., Class B	64,724	950,796
Live Nation Entertainment, Inc. *	83,060	4,697,874
Netflix, Inc. *	258,714	92,645,483
News Corp., Class A	222,414	2,895,830
News Corp., Class B	75,771	1,008,512
Omnicom Group, Inc.	132,953	10,064,542
Sirius XM Holdings, Inc.	1,001,154	5,936,843
Snap, Inc., Class A *	440,286	4,314,803
Take-Two Interactive Software, Inc. *	66,878	5,835,774
The Interpublic Group of Cos., Inc.	224,961	5,180,852
The Walt Disney Co.	883,542	99,698,879
TripAdvisor, Inc. *	60,845	3,235,129
Twenty-First Century Fox, Inc., Class A	629,015	31,721,227
Twenty-First Century Fox, Inc., Class B	286,865	14,389,148
Twitter, Inc. *	432,528	13,313,212
Viacom, Inc., Class B	215,490	6,296,618
Zillow Group, Inc., Class A *	31,321	1,297,629
Zillow Group, Inc., Class C *(a)	69,334	2,898,161
		1,187,951,544

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	892,051	70,686,121
Agilent Technologies, Inc.	187,585	14,901,752
Alexion Pharmaceuticals, Inc. *	132,317	17,906,460
Alkermes plc *	93,234	3,101,895
Allergan plc	188,466	25,953,653
Alnylam Pharmaceuticals, Inc. *	58,001	4,930,085

33
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Amgen, Inc.	378,021	71,854,232
Bio-Rad Laboratories, Inc., Class A *	11,664	3,159,778
Bio-Techne Corp.	22,884	4,437,208
Biogen, Inc. *	119,558	39,216,220
BioMarin Pharmaceutical, Inc. *	105,464	9,835,573
Bluebird Bio, Inc. *	31,854	4,944,378
Bristol-Myers Squibb Co.	968,079	50,010,961
Celgene Corp. *	414,933	34,489,231
Elanco Animal Health, Inc. *(a)	38,907	1,176,548
Eli Lilly & Co.	559,772	70,693,606
Exelixis, Inc. *	181,791	4,070,300
Gilead Sciences, Inc.	766,936	49,866,179
Illumina, Inc. *	87,437	27,347,670
Incyte Corp. *	105,117	9,064,239
Ionis Pharmaceuticals, Inc. *	83,341	5,916,378
IQVIA Holdings, Inc. *	93,904	13,155,950
Jazz Pharmaceuticals plc *	36,646	5,131,539
Johnson & Johnson	1,592,223	217,561,351
Merck & Co., Inc.	1,543,825	125,497,534
Mettler-Toledo International, Inc. *	14,874	10,127,855
Mylan N.V. *	303,949	8,021,214
Nektar Therapeutics *	101,370	4,109,540
Neurocrine Biosciences, Inc. *	54,790	4,232,528
PerkinElmer, Inc.	65,129	6,132,547
Perrigo Co., plc	74,123	3,609,790
Pfizer, Inc.	3,432,438	148,796,187
PRA Health Sciences, Inc. *	35,338	3,780,459
Regeneron Pharmaceuticals, Inc. *	45,897	19,769,674
Sage Therapeutics, Inc. *	27,446	4,370,775
Sarepta Therapeutics, Inc. *	38,912	5,612,667
Seattle Genetics, Inc. *	64,264	4,773,530
Syneos Health, Inc. *	38,464	1,606,641
Thermo Fisher Scientific, Inc.	239,003	62,038,009
United Therapeutics Corp. *	26,169	3,304,883
Vertex Pharmaceuticals, Inc. *	151,114	28,522,767
Waters Corp. *	45,056	10,913,464
Zoetis, Inc.	283,983	26,759,718
		1,241,391,089

Real Estate 3.4%
Alexandria Real Estate Equities, Inc.	63,455	8,622,900
American Campus Communities, Inc.	79,705	3,591,507
American Homes 4 Rent, Class A	151,132	3,300,723
American Tower Corp.	261,489	46,061,287
Apartment Investment & Management Co., Class A	89,515	4,379,969
AvalonBay Communities, Inc.	82,480	16,053,082
Boston Properties, Inc.	91,454	12,135,031
Brixmor Property Group, Inc.	186,888	3,263,064
Camden Property Trust	55,354	5,429,674
CBRE Group, Inc., Class A *	186,224	9,266,506
Crown Castle International Corp.	245,671	29,173,431
CyrusOne, Inc.	63,724	3,176,004
Digital Realty Trust, Inc.	122,324	13,837,291
Douglas Emmett, Inc.	96,449	3,722,931
Duke Realty Corp.	209,671	6,199,971
Equinix, Inc.	47,498	20,115,403
Equity LifeStyle Properties, Inc.	53,067	5,765,199
Equity Residential	219,815	16,198,167
Essex Property Trust, Inc.	39,296	10,996,593
Extra Space Storage, Inc.	74,109	7,110,017
Federal Realty Investment Trust	43,210	5,772,424
Gaming & Leisure Properties, Inc.	119,397	4,343,663
HCP, Inc.	287,736	8,853,637
Healthcare Trust of America, Inc., Class A	122,258	3,483,130
Highwoods Properties, Inc.	60,054	2,781,101
Host Hotels & Resorts, Inc.	436,015	8,550,254
Security	Number of Shares	Value ($)
Invitation Homes, Inc.	180,547	4,152,581
Iron Mountain, Inc.	168,714	5,975,850
JBG SMITH Properties	63,366	2,553,016
Jones Lang LaSalle, Inc.	26,634	4,397,806
Kilroy Realty Corp.	59,100	4,356,261
Kimco Realty Corp.	249,140	4,382,373
Lamar Advertising Co., Class A	50,995	3,955,682
Liberty Property Trust	88,632	4,194,953
Mid-America Apartment Communities, Inc.	66,625	6,901,018
National Retail Properties, Inc.	95,305	4,965,391
Omega Healthcare Investors, Inc.	118,579	4,256,986
Park Hotels & Resorts, Inc.	119,028	3,718,435
Prologis, Inc.	374,819	26,259,819
Public Storage	89,427	18,912,916
Realty Income Corp.	174,107	12,041,240
Regency Centers Corp.	99,505	6,492,701
SBA Communications Corp. *	67,520	12,191,411
Senior Housing Properties Trust	137,690	1,783,086
Simon Property Group, Inc.	183,874	33,310,614
SL Green Realty Corp.	50,757	4,604,675
Sun Communities, Inc.	50,719	5,760,157
The Macerich Co.	62,637	2,730,973
UDR, Inc.	162,617	7,223,447
Ventas, Inc.	211,006	13,240,627
VEREIT, Inc.	579,580	4,619,253
VICI Properties, Inc.	215,870	4,600,190
Vornado Realty Trust	102,641	6,908,766
Welltower, Inc.	223,827	16,632,584
Weyerhaeuser Co.	445,879	11,097,928
WP Carey, Inc.	96,634	7,138,354
		511,542,052

Retailing 6.0%
Advance Auto Parts, Inc.	43,533	7,042,769
Amazon.com, Inc. *	243,824	399,829,910
AutoZone, Inc. *	14,921	14,010,371
Best Buy Co., Inc.	138,811	9,555,749
Booking Holdings, Inc. *	27,517	46,697,450
Burlington Stores, Inc. *	39,685	6,736,132
CarMax, Inc. *	104,923	6,515,718
Dollar General Corp.	156,164	18,499,187
Dollar Tree, Inc. *	141,599	13,640,232
eBay, Inc.	540,464	20,078,238
Expedia Group, Inc.	69,573	8,579,047
Foot Locker, Inc.	66,872	3,980,221
Genuine Parts Co.	87,635	9,532,935
GrubHub, Inc. *	53,090	4,331,082
Kohl's Corp.	97,918	6,612,403
L Brands, Inc.	134,308	3,510,811
LKQ Corp. *	185,886	5,149,042
Lowe's Cos., Inc.	477,021	50,130,137
Macy's, Inc.	182,111	4,514,532
Nordstrom, Inc.	66,229	3,131,307
O'Reilly Automotive, Inc. *	47,385	17,625,325
Qurate Retail, Inc. *	253,870	4,572,199
Ross Stores, Inc.	221,219	20,978,198
Target Corp.	309,888	22,510,264
The Gap, Inc.	127,572	3,240,329
The Home Depot, Inc.	670,382	124,114,523
The TJX Cos., Inc.	735,787	37,738,515
Tiffany & Co.	64,127	6,094,630
Tractor Supply Co.	72,747	6,936,426
Ulta Salon, Cosmetics & Fragrance, Inc. *	33,461	10,456,228
Wayfair, Inc., Class A *	36,595	6,063,060
Williams-Sonoma, Inc.	48,023	2,793,018
		905,199,988

34
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc. *	519,905	12,233,365
Analog Devices, Inc.	219,058	23,430,444
Applied Materials, Inc.	581,432	22,292,103
Broadcom, Inc.	245,568	67,619,605
First Solar, Inc. *	46,075	2,421,241
Intel Corp.	2,709,468	143,493,425
KLA-Tencor Corp.	98,036	11,322,178
Lam Research Corp.	91,767	16,159,251
Marvell Technology Group Ltd.	359,197	7,165,980
Maxim Integrated Products, Inc.	162,221	8,829,689
Microchip Technology, Inc.	140,603	12,214,183
Micron Technology, Inc. *	662,310	27,075,233
NVIDIA Corp.	361,905	55,827,465
ON Semiconductor Corp. *	255,438	5,486,808
Qorvo, Inc. *	74,243	5,207,404
QUALCOMM, Inc.	719,783	38,429,214
Skyworks Solutions, Inc.	105,364	8,604,024
Teradyne, Inc.	105,428	4,304,625
Texas Instruments, Inc.	570,322	60,328,661
Xilinx, Inc.	151,396	18,969,919
		551,414,817

Software & Services 11.8%
Accenture plc, Class A	378,170	61,029,075
Adobe, Inc. *	289,637	76,029,712
Akamai Technologies, Inc. *	96,654	6,732,918
Alliance Data Systems Corp.	27,810	4,811,130
ANSYS, Inc. *	49,775	8,823,116
Aspen Technology, Inc. *	41,774	4,207,060
Autodesk, Inc. *	129,844	21,165,870
Automatic Data Processing, Inc.	259,795	39,756,429
Black Knight, Inc. *	86,323	4,510,377
Booz Allen Hamilton Holding Corp.	83,650	4,421,739
Broadridge Financial Solutions, Inc.	68,567	6,942,409
Cadence Design Systems, Inc. *	165,852	9,495,027
CDK Global, Inc.	77,638	4,503,780
Citrix Systems, Inc.	75,815	7,998,482
Cognizant Technology Solutions Corp., Class A	342,844	24,335,067
DocuSign, Inc. *	12,212	673,492
DXC Technology Co.	165,630	10,908,392
EPAM Systems, Inc. *	29,944	4,844,340
Fidelity National Information Services, Inc.	194,824	21,070,216
First Data Corp., Class A *	334,298	8,404,252
Fiserv, Inc. *	236,191	20,003,016
FleetCor Technologies, Inc. *	52,797	12,316,484
Fortinet, Inc. *	86,552	7,511,848
Gartner, Inc. *	54,432	7,745,674
Global Payments, Inc.	93,153	12,145,288
GoDaddy, Inc., Class A *	99,558	7,432,005
Guidewire Software, Inc. *	48,747	4,472,050
International Business Machines Corp.	539,205	74,480,387
Intuit, Inc.	154,387	38,153,659
Jack Henry & Associates, Inc.	45,435	6,026,044
Leidos Holdings, Inc.	87,934	5,679,657
Mastercard, Inc., Class A	539,584	121,282,296
Microsoft Corp.	4,588,339	514,031,618
Nuance Communications, Inc. *	167,639	2,811,306
Nutanix, Inc., Class A *	44,797	2,243,882
Oracle Corp.	1,513,195	78,882,855
Palo Alto Networks, Inc. *	55,794	13,740,388
Paychex, Inc.	190,422	14,666,302
Paycom Software, Inc. *	28,891	5,250,361
PayPal Holdings, Inc. *	699,307	68,581,037
PTC, Inc. *	64,104	5,950,133
Security	Number of Shares	Value ($)
Red Hat, Inc. *	104,553	19,091,378
Sabre Corp.	168,721	3,784,412
salesforce.com, Inc. *	453,969	74,292,027
ServiceNow, Inc. *	106,035	25,389,020
Splunk, Inc. *	87,882	11,941,406
Square, Inc., Class A *	184,405	14,981,062
SS&C Technologies Holdings, Inc.	127,379	7,843,999
Symantec Corp.	384,656	8,650,913
Synopsys, Inc. *	88,792	9,028,371
Tableau Software, Inc., Class A *	42,364	5,587,812
Teradata Corp. *	69,253	3,349,768
The Ultimate Software Group, Inc. *	18,366	6,088,329
The Western Union Co.	263,539	4,709,442
Total System Services, Inc.	98,810	9,327,664
Tyler Technologies, Inc. *	22,749	4,658,768
VeriSign, Inc. *	63,244	11,259,962
Visa, Inc., Class A	1,043,570	154,573,588
VMware, Inc., Class A	45,781	7,865,634
WEX, Inc. *	25,232	4,492,810
Workday, Inc., Class A *	86,111	17,043,950
Worldpay, Inc., Class A *	179,670	17,212,386
		1,775,241,874

Technology Hardware & Equipment 5.4%
Amphenol Corp., Class A	180,126	16,926,440
Apple, Inc.	2,676,171	463,379,009
Arista Networks, Inc. *	30,934	8,823,924
Arrow Electronics, Inc. *	50,753	4,045,014
Avnet, Inc.	67,116	2,918,875
CDW Corp.	89,062	8,362,031
Cisco Systems, Inc.	2,670,298	138,241,328
Cognex Corp.	101,370	5,413,158
CommScope Holding Co., Inc. *	114,434	2,667,457
Corning, Inc.	475,933	16,567,228
Dell Technologies, Inc., Class C *	91,017	5,080,569
F5 Networks, Inc. *	35,683	5,999,740
FLIR Systems, Inc.	80,967	4,165,752
Hewlett Packard Enterprise Co.	842,616	13,802,050
HP, Inc.	936,266	18,472,528
IPG Photonics Corp. *	21,113	3,273,148
Jabil, Inc.	89,211	2,533,592
Juniper Networks, Inc.	202,853	5,493,259
Keysight Technologies, Inc. *	111,461	9,408,423
Motorola Solutions, Inc.	96,752	13,847,146
National Instruments Corp.	66,071	3,088,159
NetApp, Inc.	149,306	9,734,751
Seagate Technology plc	157,288	7,323,329
TE Connectivity Ltd.	204,096	16,754,241
Trimble, Inc. *	147,297	5,893,353
Western Digital Corp.	171,690	8,636,007
Xerox Corp.	126,707	3,915,246
Zebra Technologies Corp., Class A *	31,416	6,299,222
		811,064,979

Telecommunication Services 2.0%
AT&T, Inc.	4,319,871	134,434,386
CenturyLink, Inc.	560,459	7,392,454
Sprint Corp. *	334,788	2,125,904
T-Mobile US, Inc. *	187,406	13,532,587
Verizon Communications, Inc.	2,452,067	139,571,654
Zayo Group Holdings, Inc. *	124,674	3,091,915
		300,148,900

35
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Transportation 2.1%
Alaska Air Group, Inc.	72,521	4,474,546
AMERCO	4,711	1,811,803
American Airlines Group, Inc.	241,503	8,604,752
C.H. Robinson Worldwide, Inc.	81,442	7,360,728
CSX Corp.	477,505	34,700,288
Delta Air Lines, Inc.	369,688	18,329,131
Expeditors International of Washington, Inc.	102,446	7,678,328
FedEx Corp.	143,857	26,038,117
Genesee & Wyoming, Inc., Class A *	35,542	2,914,444
J.B. Hunt Transport Services, Inc.	51,851	5,582,797
JetBlue Airways Corp. *	183,850	3,070,295
Kansas City Southern	60,059	6,524,810
Norfolk Southern Corp.	161,296	28,920,373
Old Dominion Freight Line, Inc.	38,551	5,812,334
Southwest Airlines Co.	301,968	16,922,287
Union Pacific Corp.	437,123	73,305,527
United Continental Holdings, Inc. *	136,570	11,992,212
United Parcel Service, Inc., Class B	412,391	45,445,488
XPO Logistics, Inc. *	74,657	3,758,980
		313,247,240

Utilities 3.2%
AES Corp.	393,089	6,772,924
Alliant Energy Corp.	140,667	6,452,395
Ameren Corp.	144,621	10,302,800
American Electric Power Co., Inc.	292,843	23,764,210
American Water Works Co., Inc.	107,458	10,919,882
Aqua America, Inc.	105,322	3,785,273
Atmos Energy Corp.	70,007	6,920,192
Avangrid, Inc.	33,881	1,638,146
CenterPoint Energy, Inc.	295,781	8,914,839
CMS Energy Corp.	166,589	9,062,442
Consolidated Edison, Inc.	184,371	15,201,389
Dominion Energy, Inc.	454,557	33,678,128
DTE Energy Co.	108,510	13,407,496
Duke Energy Corp.	423,235	37,947,250
Edison International	193,663	11,598,477
Entergy Corp.	107,615	10,043,708
Evergy, Inc.	156,865	8,770,322
Eversource Energy	188,478	13,157,649
Exelon Corp.	574,893	27,934,051
FirstEnergy Corp.	286,621	11,679,806
National Fuel Gas Co.	51,632	3,107,730
NextEra Energy, Inc.	283,850	53,284,322
NiSource, Inc.	213,592	5,762,712
NRG Energy, Inc.	171,865	7,163,333
OGE Energy Corp.	118,564	5,041,341
Pinnacle West Capital Corp.	65,849	6,172,685
PPL Corp.	425,794	13,697,793
Public Service Enterprise Group, Inc.	301,023	17,703,163
Sempra Energy	163,480	19,689,531
The Southern Co.	611,075	30,364,317
UGI Corp.	103,830	5,700,267
Vistra Energy Corp. *	232,057	6,042,764
WEC Energy Group, Inc.	187,364	14,292,126
Xcel Energy, Inc.	303,498	16,649,900
		476,623,363
Total Common Stock
(Cost $12,248,027,256)		15,027,373,064

Security	Number of Shares	Value ($)
Other Investment Companies 0.1% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (c)	5,200,782	5,200,782

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.34% (c)	6,097,600	6,097,600
Total Other Investment Companies
(Cost $11,298,382)		11,298,382

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	226	31,467,110	344,735
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,899,412.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

36
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.4%
Lear Corp.	31,737	4,826,246
Tesla, Inc. *	67,575	21,615,891
Veoneer, Inc. *(a)	44,295	1,353,655
		27,795,792

Banks 0.4%
CIT Group, Inc.	51,904	2,645,547
East West Bancorp, Inc.	73,221	3,998,599
First Republic Bank	81,604	8,566,788
Signature Bank	26,546	3,603,885
SVB Financial Group *	26,317	6,504,509
		25,319,328

Capital Goods 7.1%
3M Co.	290,017	60,146,626
A.O. Smith Corp.	71,099	3,692,171
Acuity Brands, Inc.	19,750	2,569,870
Allegion plc	47,394	4,263,564
AMETEK, Inc.	115,222	9,169,367
Carlisle Cos., Inc.	29,432	3,622,491
Deere & Co.	160,294	26,294,628
Dover Corp.	72,581	6,570,758
Fastenal Co.	142,357	8,959,950
Fortive Corp.	146,518	11,951,473
Fortune Brands Home & Security, Inc.	69,900	3,293,688
Graco, Inc.	82,361	3,867,673
Harris Corp.	58,732	9,686,669
HD Supply Holdings, Inc. *	92,108	3,961,565
HEICO Corp.	20,465	1,918,184
HEICO Corp., Class A	35,014	2,800,770
Hubbell, Inc.	26,968	3,183,572
Huntington Ingalls Industries, Inc.	21,399	4,481,165
IDEX Corp.	38,300	5,519,030
Lennox International, Inc.	18,124	4,444,911
Lockheed Martin Corp.	123,192	38,116,837
Nordson Corp.	25,769	3,498,399
Northrop Grumman Corp.	86,496	25,080,380
Owens Corning	54,456	2,718,988
Quanta Services, Inc.	73,065	2,604,037
Raytheon Co.	141,721	26,430,966
Roper Technologies, Inc.	51,570	16,690,630
Sensata Technologies Holding plc *	82,032	4,161,483
Snap-on, Inc.	27,703	4,432,480
Spirit AeroSystems Holdings, Inc., Class A	52,540	5,190,952
Stanley Black & Decker, Inc.	75,321	9,974,760
Teledyne Technologies, Inc. *	17,886	4,221,811
Textron, Inc.	121,387	6,591,314
The Boeing Co.	262,846	115,641,726
The Middleby Corp. *	27,928	3,423,694
The Toro Co.	52,809	3,621,641
TransDigm Group, Inc. *	24,139	10,478,499
Trinity Industries, Inc.	72,721	1,702,399
United Rentals, Inc. *	40,550	5,457,624
W.W. Grainger, Inc.	22,581	6,882,011
Security	Number of Shares	Value ($)
WABCO Holdings, Inc. *	25,891	3,560,789
Wabtec Corp.	66,269	4,854,867
Xylem, Inc.	89,165	6,736,416
		492,470,828

Commercial & Professional Services 1.0%
Cintas Corp.	43,112	8,906,939
Copart, Inc. *	102,377	6,006,459
CoStar Group, Inc. *	18,173	8,314,693
Equifax, Inc.	59,873	6,556,692
IHS Markit Ltd. *	178,592	9,495,737
KAR Auction Services, Inc.	67,527	3,183,898
Robert Half International, Inc.	60,455	4,122,426
Rollins, Inc.	72,561	2,877,769
Stericycle, Inc. *	42,123	1,877,843
TransUnion	92,660	5,982,130
Verisk Analytics, Inc. *	81,585	10,314,792
		67,639,378

Consumer Durables & Apparel 1.6%
Capri Holdings Ltd. *	75,214	3,429,758
Carter's, Inc.	22,917	2,233,033
D.R. Horton, Inc.	170,697	6,638,406
Lennar Corp., B Shares	6,835	262,943
Lennar Corp., Class A	147,034	7,054,691
Lululemon Athletica, Inc. *	52,545	7,903,819
Mohawk Industries, Inc. *	31,441	4,279,749
Newell Brands, Inc.	213,566	3,466,176
NIKE, Inc., Class B	633,670	54,324,529
NVR, Inc. *	1,682	4,406,840
Polaris Industries, Inc.	28,790	2,453,772
PulteGroup, Inc.	128,640	3,473,280
PVH Corp.	37,801	4,341,067
Toll Brothers, Inc.	66,669	2,373,416
Under Armour, Inc., Class A *	94,245	2,125,225
Under Armour, Inc., Class C *	94,762	1,902,821
		110,669,525

Consumer Services 1.9%
Bright Horizons Family Solutions, Inc. *	29,099	3,608,276
Chipotle Mexican Grill, Inc. *	12,118	7,362,048
Domino's Pizza, Inc.	20,583	5,165,098
Dunkin' Brands Group, Inc.	41,393	2,957,530
Hilton Worldwide Holdings, Inc.	147,789	12,281,266
Marriott International, Inc., Class A	140,650	17,619,225
MGM Resorts International	248,495	6,647,241
Norwegian Cruise Line Holdings Ltd. *	108,911	6,047,828
Royal Caribbean Cruises Ltd.	85,577	10,139,163
ServiceMaster Global Holdings, Inc. *	66,917	3,021,972
Starbucks Corp.	617,888	43,412,811
Vail Resorts, Inc.	20,141	4,197,183
Wyndham Hotels & Resorts, Inc.	49,001	2,575,983
Wynn Resorts Ltd.	48,597	6,149,464
		131,185,088

37
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Diversified Financials 6.5%
Affiliated Managers Group, Inc.	26,235	2,875,618
Ameriprise Financial, Inc.	69,453	9,142,098
Berkshire Hathaway, Inc., Class B *	968,492	194,957,440
BlackRock, Inc.	60,586	26,852,927
Cboe Global Markets, Inc.	55,628	5,335,281
CME Group, Inc.	177,907	32,363,062
Credit Acceptance Corp. *	6,166	2,712,177
E*TRADE Financial Corp.	126,639	6,204,045
FactSet Research Systems, Inc.	18,895	4,443,537
Intercontinental Exchange, Inc.	283,415	21,865,467
MarketAxess Holdings, Inc.	18,775	4,578,847
Moody's Corp.	82,741	14,324,122
Morgan Stanley	650,057	27,289,393
MSCI, Inc.	43,758	8,082,978
Raymond James Financial, Inc.	63,872	5,274,550
S&P Global, Inc.	125,077	25,061,678
SEI Investments Co.	65,042	3,430,966
T. Rowe Price Group, Inc.	119,894	12,040,954
TD Ameritrade Holding Corp.	134,127	7,555,374
The Charles Schwab Corp. (b)	596,961	27,466,176
Voya Financial, Inc.	77,820	3,935,357
		445,792,047

Energy 1.8%
Antero Resources Corp. *	109,530	948,530
Cabot Oil & Gas Corp.	214,491	5,280,768
Cheniere Energy, Inc. *	109,479	7,055,922
Cimarex Energy Co.	49,806	3,581,549
Concho Resources, Inc.	99,866	10,985,260
Continental Resources, Inc. *	42,897	1,913,635
Core Laboratories N.V.	21,790	1,412,210
Diamondback Energy, Inc.	76,641	7,888,658
EOG Resources, Inc.	289,288	27,193,072
EQT Corp.	126,590	2,293,811
Halliburton Co.	436,298	13,389,986
Parsley Energy, Inc., Class A *	129,572	2,350,436
Pioneer Natural Resources Co.	84,882	11,964,118
Schlumberger Ltd.	688,728	30,345,356
		126,603,311

Food & Staples Retailing 1.2%
Costco Wholesale Corp.	218,165	47,721,412
US Foods Holding Corp. *	107,976	3,805,074
Walgreens Boots Alliance, Inc.	399,630	28,449,660
		79,976,146

Food, Beverage & Tobacco 1.0%
Brown-Forman Corp., Class A	31,187	1,537,519
Brown-Forman Corp., Class B	82,610	4,088,369
Constellation Brands, Inc., Class A	82,709	13,991,055
Keurig Dr Pepper, Inc.	90,854	2,284,978
Molson Coors Brewing Co., Class B	93,087	5,739,744
Monster Beverage Corp. *	198,447	12,666,872
Post Holdings, Inc. *	33,423	3,405,135
The Hershey Co.	69,856	7,731,662
The J.M. Smucker Co.	56,515	5,985,504
Tyson Foods, Inc., Class A	146,703	9,045,707
		66,476,545

Health Care Equipment & Services 9.0%
ABIOMED, Inc. *	22,333	7,470,389
Align Technology, Inc. *	36,226	9,381,447
Security	Number of Shares	Value ($)
AmerisourceBergen Corp.	78,348	6,526,388
Anthem, Inc.	128,786	38,729,814
Becton Dickinson & Co.	133,385	33,184,854
Boston Scientific Corp. *	689,269	27,653,472
Centene Corp. *	204,278	12,438,487
Cerner Corp. *	164,344	9,195,047
Cigna Corp.	189,589	33,071,905
Covetrus, Inc. *	47,580	1,702,412
Danaher Corp.	306,663	38,952,334
DaVita, Inc. *	62,429	3,552,210
DENTSPLY SIRONA, Inc.	110,984	4,634,692
DexCom, Inc. *	44,099	6,144,314
Edwards Lifesciences Corp. *	104,103	17,623,597
HCA Healthcare, Inc.	133,685	18,587,562
Henry Schein, Inc. *	76,013	4,507,571
Hologic, Inc. *	133,839	6,310,509
Humana, Inc.	68,219	19,445,144
IDEXX Laboratories, Inc. *	42,937	9,060,995
Intuitive Surgical, Inc. *	56,882	31,149,152
Laboratory Corp. of America Holdings *	50,071	7,422,525
McKesson Corp.	97,326	12,375,974
Medtronic plc	668,729	60,519,975
Molina Healthcare, Inc. *	30,909	4,161,279
ResMed, Inc.	70,842	7,256,346
STERIS plc	41,807	5,056,975
Stryker Corp.	154,742	29,170,414
Teleflex, Inc.	22,957	6,653,857
The Cooper Cos., Inc.	24,357	6,965,859
UnitedHealth Group, Inc.	478,863	115,990,196
Universal Health Services, Inc., Class B	42,289	5,870,982
Varian Medical Systems, Inc. *	45,525	6,116,739
Veeva Systems, Inc., Class A *	60,512	7,134,970
WellCare Health Plans, Inc. *	24,880	6,309,070
West Pharmaceutical Services, Inc.	36,773	3,851,972
		624,179,428

Household & Personal Products 0.6%
Church & Dwight Co., Inc.	122,763	8,077,806
Coty, Inc., Class A (a)	221,371	2,435,081
Herbalife Nutrition Ltd. *	51,883	2,910,636
The Clorox Co.	63,476	10,031,112
The Estee Lauder Cos., Inc., Class A	109,491	17,183,518
		40,638,153

Insurance 0.9%
Alleghany Corp.	7,345	4,722,541
Aon plc	119,798	20,548,951
Arch Capital Group Ltd. *	201,550	6,584,638
Athene Holding Ltd., Class A *	63,714	2,838,459
Everest Re Group Ltd.	20,089	4,542,324
Markel Corp. *	6,884	6,917,594
RenaissanceRe Holdings Ltd.	19,812	2,913,354
W.R. Berkley Corp.	48,112	4,025,050
Willis Towers Watson plc	64,783	11,143,972
		64,236,883

Materials 2.2%
Alcoa Corp. *	91,699	2,705,121
Ashland Global Holdings, Inc.	30,714	2,376,649
Axalta Coating Systems Ltd. *	105,589	2,822,394
Ball Corp.	169,119	9,264,339
Berry Global Group, Inc. *	64,731	3,396,436
Crown Holdings, Inc. *	67,663	3,673,424
Ecolab, Inc.	126,359	21,343,299
FMC Corp.	67,049	6,000,885

38
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
International Flavors & Fragrances, Inc.	50,636	6,456,090
Linde plc	274,129	47,490,108
Martin Marietta Materials, Inc.	31,315	5,880,957
NewMarket Corp.	4,385	1,925,015
Packaging Corp. of America	47,098	4,502,098
Royal Gold, Inc.	32,312	2,856,704
Sealed Air Corp.	78,021	3,403,276
The Sherwin-Williams Co.	41,097	17,803,220
Vulcan Materials Co.	65,641	7,316,346
Westlake Chemical Corp.	17,677	1,235,092
		150,451,453

Media & Entertainment 13.3%
Activision Blizzard, Inc.	379,209	15,979,867
Alphabet, Inc., Class A *	148,786	167,614,868
Alphabet, Inc., Class C *	153,143	171,507,909
Altice USA, Inc., Class A	61,556	1,342,536
Charter Communications, Inc., Class A *	87,628	30,223,774
Comcast Corp., Class A	2,260,245	87,403,674
Discovery, Inc., Class A *	76,990	2,225,011
Discovery, Inc., Class C *	181,757	4,952,878
Electronic Arts, Inc. *	150,242	14,390,179
Facebook, Inc., Class A *	1,196,003	193,094,684
GCI Liberty, Inc., Class A *	48,988	2,622,818
IAC/InterActiveCorp *	38,775	8,261,014
Liberty Broadband Corp., Class A *	12,997	1,160,892
Liberty Broadband Corp., Class C *	75,720	6,776,940
Liberty Global plc, Class A *	102,700	2,706,145
Liberty Global plc, Class C *	295,442	7,501,272
Liberty Media Corp. - Liberty SiriusXM, Class A *	40,668	1,663,321
Liberty Media Corp. - Liberty SiriusXM, Class C *	79,317	3,268,654
Lions Gate Entertainment Corp., Class A	24,079	372,021
Lions Gate Entertainment Corp., Class B	55,240	811,476
Live Nation Entertainment, Inc. *	69,163	3,911,859
Netflix, Inc. *	217,113	77,748,165
Sirius XM Holdings, Inc.	841,095	4,987,693
Take-Two Interactive Software, Inc. *	56,551	4,934,640
The Walt Disney Co.	741,014	83,616,020
TripAdvisor, Inc. *	50,369	2,678,120
Twitter, Inc. *	359,513	11,065,810
Zillow Group, Inc., Class A *	26,429	1,094,953
Zillow Group, Inc., Class C *	56,472	2,360,530
		916,277,723

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Alexion Pharmaceuticals, Inc. *	111,098	15,034,892
Alkermes plc *	76,487	2,544,722
Allergan plc	157,702	21,717,142
Alnylam Pharmaceuticals, Inc. *	47,017	3,996,445
Amgen, Inc.	317,192	60,291,855
Bio-Rad Laboratories, Inc., Class A *	10,033	2,717,940
Bio-Techne Corp.	18,912	3,667,037
Biogen, Inc. *	100,320	32,905,963
BioMarin Pharmaceutical, Inc. *	88,757	8,277,478
Bluebird Bio, Inc. *	27,481	4,265,601
Celgene Corp. *	348,199	28,942,301
Exelixis, Inc. *	149,994	3,358,366
Illumina, Inc. *	73,203	22,895,702
Incyte Corp. *	87,816	7,572,374
Ionis Pharmaceuticals, Inc. *	68,756	4,880,988
IQVIA Holdings, Inc. *	78,989	11,066,359
Jazz Pharmaceuticals plc *	30,243	4,234,927
Mettler-Toledo International, Inc. *	12,491	8,505,247
Mylan N.V. *	255,667	6,747,052
Security	Number of Shares	Value ($)
Nektar Therapeutics *	86,144	3,492,278
Neurocrine Biosciences, Inc. *	45,322	3,501,124
PerkinElmer, Inc.	55,651	5,240,098
Perrigo Co., plc	61,909	3,014,968
PRA Health Sciences, Inc. *	28,975	3,099,746
Regeneron Pharmaceuticals, Inc. *	38,539	16,600,289
Sage Therapeutics, Inc. *	23,337	3,716,417
Sarepta Therapeutics, Inc. *	33,126	4,778,094
Seattle Genetics, Inc. *	53,513	3,974,946
Syneos Health, Inc. *	29,902	1,249,007
Thermo Fisher Scientific, Inc.	200,345	52,003,552
United Therapeutics Corp. *	21,489	2,713,846
Vertex Pharmaceuticals, Inc. *	126,943	23,960,491
Waters Corp. *	37,630	9,114,739
Zoetis, Inc.	238,649	22,487,895
		412,569,881

Real Estate 3.7%
Alexandria Real Estate Equities, Inc.	53,402	7,256,798
American Homes 4 Rent, Class A	127,076	2,775,340
American Tower Corp.	219,312	38,631,809
Apartment Investment & Management Co., Class A	75,080	3,673,664
AvalonBay Communities, Inc.	68,553	13,342,470
Boston Properties, Inc.	76,601	10,164,187
CBRE Group, Inc., Class A *	157,223	7,823,416
Crown Castle International Corp.	206,663	24,541,231
CyrusOne, Inc.	52,544	2,618,793
Digital Realty Trust, Inc.	102,664	11,613,352
Duke Realty Corp.	178,240	5,270,557
Equinix, Inc.	39,905	16,899,767
Equity LifeStyle Properties, Inc.	44,800	4,867,072
Essex Property Trust, Inc.	32,722	9,156,924
Extra Space Storage, Inc.	62,819	6,026,855
Federal Realty Investment Trust	36,645	4,895,406
Invitation Homes, Inc.	148,895	3,424,585
JBG SMITH Properties	54,868	2,210,632
Jones Lang LaSalle, Inc.	22,867	3,775,799
Kilroy Realty Corp.	50,576	3,727,957
Mid-America Apartment Communities, Inc.	56,594	5,862,006
Public Storage	74,422	15,739,509
SBA Communications Corp. *	56,452	10,192,973
Simon Property Group, Inc.	153,962	27,891,756
Sun Communities, Inc.	43,108	4,895,776
UDR, Inc.	136,981	6,084,696
		253,363,330

Retailing 10.2%
Advance Auto Parts, Inc.	36,435	5,894,454
Amazon.com, Inc. *	204,466	335,289,481
AutoZone, Inc. *	12,534	11,769,050
Booking Holdings, Inc. *	23,046	39,109,984
Burlington Stores, Inc. *	33,656	5,712,769
CarMax, Inc. *	86,727	5,385,747
Dollar General Corp.	130,760	15,489,830
Dollar Tree, Inc. *	118,554	11,420,307
eBay, Inc.	450,133	16,722,441
Expedia Group, Inc.	59,015	7,277,140
GrubHub, Inc. *	45,126	3,681,379
LKQ Corp. *	158,763	4,397,735
Lowe's Cos., Inc.	399,955	42,031,271
O'Reilly Automotive, Inc. *	39,887	14,836,368
Qurate Retail, Inc. *	210,123	3,784,315
Ross Stores, Inc.	185,584	17,598,931
The Home Depot, Inc.	562,197	104,085,153
The TJX Cos., Inc.	615,201	31,553,659

39
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tiffany & Co.	53,611	5,095,189
Tractor Supply Co.	60,796	5,796,899
Ulta Salon, Cosmetics & Fragrance, Inc. *	28,080	8,774,719
Wayfair, Inc., Class A *	30,438	5,042,968
		700,749,789

Semiconductors & Semiconductor Equipment 2.3%
Broadcom, Inc.	205,858	56,685,059
First Solar, Inc. *	37,683	1,980,242
Lam Research Corp.	77,041	13,566,150
Micron Technology, Inc. *	556,993	22,769,874
NVIDIA Corp.	303,764	46,858,635
ON Semiconductor Corp. *	210,578	4,523,215
Qorvo, Inc. *	61,890	4,340,964
Skyworks Solutions, Inc.	88,117	7,195,634
		157,919,773

Software & Services 19.0%
Accenture plc, Class A	317,426	51,226,208
Adobe, Inc. *	243,069	63,805,612
Akamai Technologies, Inc. *	80,985	5,641,415
Alliance Data Systems Corp.	23,248	4,021,904
ANSYS, Inc. *	41,568	7,368,344
Aspen Technology, Inc. *	35,582	3,583,463
Autodesk, Inc. *	108,844	17,742,660
Automatic Data Processing, Inc.	218,072	33,371,558
Black Knight, Inc. *	70,707	3,694,441
Broadridge Financial Solutions, Inc.	57,992	5,871,690
Cadence Design Systems, Inc. *	140,384	8,036,984
CDK Global, Inc.	63,675	3,693,787
Citrix Systems, Inc.	63,521	6,701,465
Cognizant Technology Solutions Corp., Class A	288,578	20,483,266
DocuSign, Inc. *	10,850	598,377
EPAM Systems, Inc. *	25,527	4,129,758
Fidelity National Information Services, Inc.	162,906	17,618,284
First Data Corp., Class A *	281,406	7,074,547
Fiserv, Inc. *	198,428	16,804,867
FleetCor Technologies, Inc. *	43,967	10,256,622
Fortinet, Inc. *	72,072	6,255,129
Gartner, Inc. *	45,123	6,421,003
Global Payments, Inc.	78,487	10,233,135
GoDaddy, Inc., Class A *	83,201	6,210,955
Guidewire Software, Inc. *	39,963	3,666,206
Intuit, Inc.	129,273	31,947,236
Jack Henry & Associates, Inc.	38,390	5,091,666
Mastercard, Inc., Class A	452,327	101,669,540
Microsoft Corp.	3,847,492	431,034,529
Nuance Communications, Inc. *	141,340	2,370,272
Nutanix, Inc., Class A *	36,704	1,838,503
Palo Alto Networks, Inc. *	46,865	11,541,443
Paycom Software, Inc. *	24,099	4,379,511
PayPal Holdings, Inc. *	586,772	57,544,730
PTC, Inc. *	53,080	4,926,886
Red Hat, Inc. *	87,839	16,039,401
salesforce.com, Inc. *	381,041	62,357,360
ServiceNow, Inc. *	89,127	21,340,569
Splunk, Inc. *	72,887	9,903,885
Square, Inc., Class A *	153,190	12,445,156
SS&C Technologies Holdings, Inc.	107,118	6,596,326
Synopsys, Inc. *	74,276	7,552,384
Tableau Software, Inc., Class A *	35,620	4,698,278
The Ultimate Software Group, Inc. *	15,637	5,183,665
Total System Services, Inc.	83,369	7,870,034
Tyler Technologies, Inc. *	19,438	3,980,708
VeriSign, Inc. *	52,704	9,383,420
Security	Number of Shares	Value ($)
Visa, Inc., Class A	874,822	129,578,635
VMware, Inc., Class A	37,670	6,472,083
WEX, Inc. *	21,547	3,836,659
Workday, Inc., Class A *	72,746	14,398,616
Worldpay, Inc., Class A *	150,396	14,407,937
		1,312,901,112

Technology Hardware & Equipment 6.5%
Amphenol Corp., Class A	149,745	14,071,538
Apple, Inc.	2,244,050	388,557,257
Arista Networks, Inc. *	25,950	7,402,238
CDW Corp.	74,224	6,968,891
Cognex Corp.	86,321	4,609,541
CommScope Holding Co., Inc. *	94,743	2,208,459
Dell Technologies, Inc., Class C *	77,380	4,319,352
F5 Networks, Inc. *	30,044	5,051,598
IPG Photonics Corp. *	17,670	2,739,380
Trimble, Inc. *	124,933	4,998,569
Zebra Technologies Corp., Class A *	26,752	5,364,044
		446,290,867

Telecommunication Services 0.2%
Sprint Corp. *	280,560	1,781,556
T-Mobile US, Inc. *	156,607	11,308,591
Zayo Group Holdings, Inc. *	102,291	2,536,817
		15,626,964

Transportation 2.3%
Alaska Air Group, Inc.	61,477	3,793,131
AMERCO	3,901	1,500,286
FedEx Corp.	120,886	21,880,366
Genesee & Wyoming, Inc., Class A *	28,755	2,357,910
J.B. Hunt Transport Services, Inc.	43,442	4,677,400
JetBlue Airways Corp. *	150,241	2,509,025
Kansas City Southern	50,322	5,466,982
Norfolk Southern Corp.	135,457	24,287,440
Old Dominion Freight Line, Inc.	32,399	4,884,797
Southwest Airlines Co.	252,056	14,125,218
Union Pacific Corp.	366,920	61,532,484
United Continental Holdings, Inc. *	114,120	10,020,877
XPO Logistics, Inc. *	63,145	3,179,351
		160,215,267

Utilities 0.7%
NextEra Energy, Inc.	238,054	44,687,497
NRG Energy, Inc.	144,835	6,036,723
		50,724,220
Total Common Stock
(Cost $5,262,473,692)		6,880,072,831

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (c)	4,988,815	4,988,815

40
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 2.34% (c)	3,234,325	3,234,325
Total Other Investment Companies
(Cost $8,223,140)		8,223,140

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 03/15/19	155	11,480,075	198,363
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,100,196.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
41
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.2%
Aptiv plc	130,512	10,846,852
Autoliv, Inc.	42,868	3,507,031
BorgWarner, Inc.	103,365	4,197,653
Ford Motor Co.	1,943,104	17,041,022
General Motors Co.	652,402	25,756,831
Harley-Davidson, Inc.	80,323	2,981,590
The Goodyear Tire & Rubber Co.	115,693	2,288,407
		66,619,386

Banks 11.7%
Bank of America Corp.	4,531,316	131,770,669
BB&T Corp.	383,278	19,535,680
BOK Financial Corp.	16,111	1,457,079
Citigroup, Inc.	1,212,540	77,578,309
Citizens Financial Group, Inc.	232,452	8,586,777
Comerica, Inc.	80,531	7,015,055
Commerce Bancshares, Inc.	49,023	3,085,017
Cullen/Frost Bankers, Inc.	31,561	3,272,245
Fifth Third Bancorp	325,476	8,976,628
Huntington Bancshares, Inc.	524,199	7,553,708
JPMorgan Chase & Co.	1,650,850	172,282,706
KeyCorp	513,676	9,071,518
M&T Bank Corp.	69,895	12,096,029
New York Community Bancorp, Inc.	245,627	3,072,794
People's United Financial, Inc.	189,322	3,362,359
Regions Financial Corp.	510,436	8,371,150
SunTrust Banks, Inc.	222,575	14,438,440
The PNC Financial Services Group, Inc.	229,156	28,878,239
U.S. Bancorp	753,190	38,932,391
Wells Fargo & Co.	2,103,115	104,924,407
Zions Bancorp NA	95,680	4,889,248
		669,150,448

Capital Goods 6.9%
AGCO Corp.	33,423	2,258,726
Allison Transmission Holdings, Inc.	59,320	2,948,204
Arconic, Inc.	213,744	3,952,127
Caterpillar, Inc.	293,063	40,249,272
Cummins, Inc.	73,058	11,257,507
Donaldson Co., Inc.	63,467	3,274,263
Eaton Corp. plc	215,080	17,156,932
Emerson Electric Co.	311,505	21,229,066
Flowserve Corp.	65,307	2,900,284
Fluor Corp.	70,220	2,640,272
General Dynamics Corp.	138,219	23,527,638
General Electric Co.	4,318,219	44,866,295
GrafTech International Ltd.	34,280	494,318
Honeywell International, Inc.	367,704	56,652,155
Illinois Tool Works, Inc.	151,798	21,871,056
Ingersoll-Rand plc	121,541	12,829,868
Jacobs Engineering Group, Inc.	58,974	4,351,102
Johnson Controls International plc	457,393	16,132,251
L3 Technologies, Inc.	38,974	8,252,744
Lincoln Electric Holdings, Inc.	32,305	2,791,798
Security	Number of Shares	Value ($)
Masco Corp.	151,502	5,690,415
PACCAR, Inc.	172,793	11,715,365
Parker-Hannifin Corp.	65,544	11,546,231
Pentair plc	79,899	3,398,903
Rockwell Automation, Inc.	59,714	10,662,532
United Technologies Corp.	402,892	50,631,438
		393,280,762

Commercial & Professional Services 0.6%
ADT, Inc.	66,600	532,800
ManpowerGroup, Inc.	30,793	2,594,310
Nielsen Holdings plc	175,493	4,597,917
Republic Services, Inc.	108,087	8,477,263
Waste Management, Inc.	194,442	19,687,253
		35,889,543

Consumer Durables & Apparel 0.8%
Garmin Ltd.	60,220	5,056,673
Hanesbrands, Inc.	179,239	3,332,053
Hasbro, Inc.	58,113	4,933,794
Leggett & Platt, Inc.	65,189	2,960,884
Mattel, Inc. *	172,978	2,494,343
Ralph Lauren Corp.	27,122	3,394,861
Tapestry, Inc.	142,881	4,992,262
VF Corp.	161,084	14,072,298
Whirlpool Corp.	31,727	4,489,688
		45,726,856

Consumer Services 2.2%
Aramark	122,613	3,715,174
Caesars Entertainment Corp. *	287,754	2,480,439
Carnival Corp.	199,511	11,523,755
Darden Restaurants, Inc.	61,330	6,875,706
H&R Block, Inc.	101,977	2,462,745
Las Vegas Sands Corp.	182,476	11,209,501
McDonald's Corp.	382,748	70,364,392
Service Corp. International	90,858	3,756,070
Wyndham Destinations, Inc.	48,826	2,198,635
Yum! Brands, Inc.	154,635	14,613,008
		129,199,425

Diversified Financials 3.7%
AGNC Investment Corp.	263,390	4,648,833
Ally Financial, Inc.	205,952	5,579,240
American Express Co.	347,268	37,414,654
Annaly Capital Management, Inc.	686,995	6,959,259
AXA Equitable Holdings, Inc.	66,016	1,262,226
Capital One Financial Corp.	234,849	19,628,679
Discover Financial Services	167,569	11,999,616
Eaton Vance Corp.	58,536	2,449,732
Franklin Resources, Inc.	146,832	4,788,192
Invesco Ltd.	205,241	3,971,413
Janus Henderson Group plc	82,872	2,030,364
Jefferies Financial Group, Inc.	131,817	2,671,931
KKR & Co., Inc., Class A	263,250	5,852,047
Lazard Ltd., Class A	65,100	2,436,693

42
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nasdaq, Inc.	57,515	5,266,649
Northern Trust Corp.	109,440	10,199,808
Santander Consumer USA Holdings, Inc.	56,666	1,163,920
Starwood Property Trust, Inc.	135,479	3,038,794
State Street Corp.	187,815	13,498,264
Synchrony Financial	329,849	10,756,376
The Bank of New York Mellon Corp.	450,827	23,659,401
The Goldman Sachs Group, Inc.	171,804	33,793,847
		213,069,938

Energy 9.2%
Anadarko Petroleum Corp.	249,752	10,864,212
Apache Corp.	188,601	6,257,781
Baker Hughes a GE Co.	255,388	6,737,135
Chevron Corp.	948,768	113,453,677
ConocoPhillips	571,918	38,804,636
Devon Energy Corp.	231,043	6,818,079
Equitrans Midstream Corp. *	100,206	1,767,634
Exxon Mobil Corp.	2,102,101	166,129,042
Helmerich & Payne, Inc.	54,145	2,934,659
Hess Corp.	123,320	7,134,062
HollyFrontier Corp.	79,130	4,051,456
Kinder Morgan, Inc.	943,570	18,078,801
Marathon Oil Corp.	413,628	6,866,225
Marathon Petroleum Corp.	343,179	21,280,530
Murphy Oil Corp.	80,004	2,312,116
National Oilwell Varco, Inc.	189,104	5,321,387
Noble Energy, Inc.	236,927	5,247,933
Occidental Petroleum Corp.	375,223	24,821,001
ONEOK, Inc.	203,725	13,091,369
Phillips 66	210,465	20,280,407
Targa Resources Corp.	114,082	4,590,660
TechnipFMC plc	210,472	4,691,421
The Williams Cos., Inc.	601,626	16,057,398
Valero Energy Corp.	210,238	17,147,011
WPX Energy, Inc. *	199,189	2,457,992
		527,196,624

Food & Staples Retailing 1.7%
Sysco Corp.	237,856	16,067,173
The Kroger Co.	395,286	11,593,738
Walmart, Inc.	706,854	69,971,478
		97,632,389

Food, Beverage & Tobacco 6.9%
Altria Group, Inc.	933,016	48,899,369
Archer-Daniels-Midland Co.	277,589	11,797,533
Bunge Ltd.	70,346	3,733,966
Campbell Soup Co.	94,947	3,419,991
Conagra Brands, Inc.	241,804	5,650,959
General Mills, Inc.	295,196	13,912,587
Hormel Foods Corp.	135,700	5,883,952
Ingredion, Inc.	33,018	3,052,514
Kellogg Co.	125,748	7,074,582
Lamb Weston Holdings, Inc.	73,371	5,085,344
McCormick & Co., Inc. Non-Voting Shares	60,233	8,190,483
Mondelez International, Inc., Class A	720,972	34,001,040
PepsiCo, Inc.	700,872	81,048,838
Philip Morris International, Inc.	771,805	67,100,727
Pilgrim's Pride Corp. *	28,413	558,884
The Coca-Cola Co.	1,901,976	86,235,592
The Kraft Heinz Co.	307,733	10,213,658
		395,860,019

Security	Number of Shares	Value ($)
Health Care Equipment & Services 2.7%
Abbott Laboratories	872,168	67,697,680
Baxter International, Inc.	245,922	18,377,751
Cardinal Health, Inc.	148,141	8,049,982
CVS Health Corp.	642,010	37,127,438
Encompass Health Corp.	48,667	3,072,834
Quest Diagnostics, Inc.	68,139	5,897,431
Zimmer Biomet Holdings, Inc.	100,946	12,529,418
		152,752,534

Household & Personal Products 3.0%
Colgate-Palmolive Co.	430,759	28,374,095
Kimberly-Clark Corp.	171,675	20,056,790
The Procter & Gamble Co.	1,236,861	121,892,652
		170,323,537

Insurance 4.7%
Aflac, Inc.	377,483	18,549,515
American Financial Group, Inc.	35,093	3,497,368
American International Group, Inc.	439,546	18,988,387
Arthur J. Gallagher & Co.	91,159	7,318,244
Assurant, Inc.	26,051	2,682,992
Axis Capital Holdings Ltd.	41,953	2,394,258
Brighthouse Financial, Inc. *	58,288	2,256,911
Brown & Brown, Inc.	115,456	3,419,807
Chubb Ltd.	228,951	30,656,539
Cincinnati Financial Corp.	75,244	6,532,684
CNA Financial Corp.	13,642	589,607
Erie Indemnity Co., Class A	9,957	1,774,537
Fidelity National Financial, Inc.	137,816	4,835,963
Lincoln National Corp.	106,067	6,631,309
Loews Corp.	136,614	6,505,559
Marsh & McLennan Cos., Inc.	250,181	23,271,837
MetLife, Inc.	490,306	22,156,928
Old Republic International Corp.	140,670	2,934,376
Principal Financial Group, Inc.	130,334	6,860,782
Prudential Financial, Inc.	204,809	19,630,943
Reinsurance Group of America, Inc.	31,407	4,537,997
The Allstate Corp.	171,110	16,149,362
The Hartford Financial Services Group, Inc.	177,241	8,748,616
The Progressive Corp.	289,067	21,072,984
The Travelers Cos., Inc.	131,361	17,459,190
Torchmark Corp.	50,625	4,179,600
Unum Group	108,971	4,071,157
		267,707,452

Materials 3.5%
Air Products & Chemicals, Inc.	108,901	19,730,683
Albemarle Corp.	52,847	4,824,403
Avery Dennison Corp.	43,091	4,655,552
Celanese Corp., Series A	66,120	6,763,415
CF Industries Holdings, Inc.	114,014	4,811,391
DowDuPont, Inc.	1,139,283	60,644,034
Eastman Chemical Co.	69,933	5,782,760
Freeport-McMoRan, Inc.	720,378	9,292,876
Huntsman Corp.	108,146	2,680,939
International Paper Co.	202,131	9,261,642
LyondellBasell Industries N.V., Class A	155,788	13,322,990
Newmont Mining Corp.	265,910	9,072,849
Nucor Corp.	155,079	9,393,135
PPG Industries, Inc.	119,581	13,389,485
Reliance Steel & Aluminum Co.	35,129	3,135,263
RPM International, Inc.	65,905	3,813,922

43
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sonoco Products Co.	49,378	2,858,492
Steel Dynamics, Inc.	113,155	4,222,945
The Chemours Co.	84,399	3,209,694
The Mosaic Co.	174,959	5,470,968
W.R. Grace & Co.	32,839	2,550,605
Westrock Co.	126,002	4,709,955
		203,597,998

Media & Entertainment 1.4%
CBS Corp., Class B Non-Voting Shares	170,832	8,577,475
DISH Network Corp., Class A *	113,349	3,684,976
Liberty Media Corp. - Liberty Formula One, Class A *	12,186	374,598
Liberty Media Corp. - Liberty Formula One, Class C *	101,109	3,146,512
News Corp., Class A	192,891	2,511,441
News Corp., Class B	61,459	818,019
Omnicom Group, Inc.	111,165	8,415,190
Snap, Inc., Class A *	368,272	3,609,066
The Interpublic Group of Cos., Inc.	191,581	4,412,110
Twenty-First Century Fox, Inc., Class A	525,790	26,515,590
Twenty-First Century Fox, Inc., Class B	241,272	12,102,203
Viacom, Inc., Class B	180,651	5,278,622
		79,445,802

Pharmaceuticals, Biotechnology & Life Sciences 10.9%
AbbVie, Inc.	746,765	59,173,659
Agilent Technologies, Inc.	157,888	12,542,623
Bristol-Myers Squibb Co.	810,333	41,861,803
Elanco Animal Health, Inc. *(a)	33,097	1,000,853
Eli Lilly & Co. (a)	468,064	59,111,802
Gilead Sciences, Inc.	642,228	41,757,665
Johnson & Johnson	1,331,392	181,921,403
Merck & Co., Inc.	1,290,907	104,937,830
Pfizer, Inc.	2,869,567	124,395,729
		626,703,367

Real Estate 3.1%
American Campus Communities, Inc.	67,500	3,041,550
Brixmor Property Group, Inc.	148,097	2,585,774
Camden Property Trust	46,363	4,547,747
Douglas Emmett, Inc.	79,250	3,059,050
Equity Residential	183,669	13,534,569
Gaming & Leisure Properties, Inc.	99,129	3,606,313
HCP, Inc.	237,189	7,298,305
Healthcare Trust of America, Inc., Class A	103,015	2,934,897
Highwoods Properties, Inc.	50,915	2,357,874
Host Hotels & Resorts, Inc.	369,107	7,238,188
Iron Mountain, Inc.	141,481	5,011,257
Kimco Realty Corp.	211,927	3,727,796
Lamar Advertising Co., Class A	42,268	3,278,729
Liberty Property Trust	73,587	3,482,873
National Retail Properties, Inc.	78,337	4,081,358
Omega Healthcare Investors, Inc.	99,230	3,562,357
Park Hotels & Resorts, Inc.	99,127	3,096,727
Prologis, Inc.	313,069	21,933,614
Realty Income Corp.	147,304	10,187,545
Regency Centers Corp.	84,321	5,501,945
Senior Housing Properties Trust	117,694	1,524,137
SL Green Realty Corp.	41,987	3,809,061
The Macerich Co.	51,819	2,259,308
Ventas, Inc.	177,404	11,132,101
VEREIT, Inc.	476,404	3,796,940
VICI Properties, Inc.	177,428	3,780,991
Vornado Realty Trust	86,156	5,799,160
Security	Number of Shares	Value ($)
Welltower, Inc.	186,543	13,862,010
Weyerhaeuser Co.	371,386	9,243,797
WP Carey, Inc.	80,131	5,919,277
		175,195,250

Retailing 1.0%
Best Buy Co., Inc.	115,698	7,964,650
Foot Locker, Inc.	57,232	3,406,449
Genuine Parts Co.	72,405	7,876,216
Kohl's Corp.	82,795	5,591,146
L Brands, Inc.	112,530	2,941,534
Macy's, Inc.	151,736	3,761,536
Nordstrom, Inc.	56,680	2,679,830
Target Corp.	258,835	18,801,775
The Gap, Inc.	106,270	2,699,258
Williams-Sonoma, Inc.	39,857	2,318,083
		58,040,477

Semiconductors & Semiconductor Equipment 5.3%
Advanced Micro Devices, Inc. *	435,915	10,257,080
Analog Devices, Inc.	183,549	19,632,401
Applied Materials, Inc.	487,684	18,697,805
Intel Corp.	2,266,136	120,014,563
KLA-Tencor Corp.	82,016	9,472,028
Marvell Technology Group Ltd.	292,040	5,826,198
Maxim Integrated Products, Inc.	137,703	7,495,174
Microchip Technology, Inc.	117,192	10,180,469
QUALCOMM, Inc.	602,089	32,145,532
Teradyne, Inc.	88,397	3,609,249
Texas Instruments, Inc.	477,325	50,491,438
Xilinx, Inc.	125,833	15,766,875
		303,588,812

Software & Services 3.0%
Booz Allen Hamilton Holding Corp.	70,198	3,710,666
DXC Technology Co.	138,742	9,137,548
International Business Machines Corp.	451,408	62,352,987
Leidos Holdings, Inc.	74,658	4,822,160
Oracle Corp.	1,265,503	65,970,671
Paychex, Inc.	158,420	12,201,509
Sabre Corp.	135,544	3,040,252
Symantec Corp.	317,373	7,137,719
Teradata Corp. *	58,099	2,810,249
The Western Union Co.	218,247	3,900,074
		175,083,835

Technology Hardware & Equipment 4.1%
Arrow Electronics, Inc. *	43,289	3,450,133
Avnet, Inc.	56,044	2,437,354
Cisco Systems, Inc.	2,232,510	115,577,043
Corning, Inc.	396,366	13,797,501
FLIR Systems, Inc.	69,653	3,583,647
Hewlett Packard Enterprise Co.	709,422	11,620,332
HP, Inc.	785,047	15,488,977
Jabil, Inc.	72,743	2,065,901
Juniper Networks, Inc.	172,092	4,660,251
Keysight Technologies, Inc. *	92,745	7,828,606
Motorola Solutions, Inc.	80,902	11,578,694
National Instruments Corp.	55,311	2,585,236
NetApp, Inc.	125,036	8,152,347
Seagate Technology plc	128,849	5,999,209
TE Connectivity Ltd.	169,783	13,937,487

44
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Western Digital Corp.	143,740	7,230,122
Xerox Corp.	102,166	3,156,929
		233,149,769

Telecommunication Services 4.1%
AT&T, Inc.	3,613,354	112,447,576
CenturyLink, Inc.	472,636	6,234,069
Verizon Communications, Inc.	2,051,354	116,763,070
		235,444,715

Transportation 1.8%
American Airlines Group, Inc.	203,964	7,267,237
C.H. Robinson Worldwide, Inc.	68,278	6,170,966
CSX Corp.	398,633	28,968,660
Delta Air Lines, Inc.	309,545	15,347,241
Expeditors International of Washington, Inc.	85,163	6,382,967
United Parcel Service, Inc., Class B	345,343	38,056,799
		102,193,870

Utilities 6.1%
AES Corp.	331,866	5,718,051
Alliant Energy Corp.	117,413	5,385,734
Ameren Corp.	121,866	8,681,734
American Electric Power Co., Inc.	245,134	19,892,624
American Water Works Co., Inc.	90,071	9,153,015
Aqua America, Inc.	87,523	3,145,577
Atmos Energy Corp.	58,482	5,780,946
Avangrid, Inc.	27,667	1,337,700
CenterPoint Energy, Inc.	250,445	7,548,412
CMS Energy Corp.	140,703	7,654,243
Consolidated Edison, Inc.	154,081	12,703,979
Dominion Energy, Inc.	378,802	28,065,440
DTE Energy Co.	90,095	11,132,138
Duke Energy Corp.	353,513	31,695,976
Edison International	161,454	9,669,480
Entergy Corp.	90,383	8,435,445
Evergy, Inc.	130,919	7,319,681
Eversource Energy	156,892	10,952,631
Exelon Corp.	479,029	23,276,019
FirstEnergy Corp.	240,948	9,818,631
National Fuel Gas Co.	43,330	2,608,033
NiSource, Inc.	180,933	4,881,572
OGE Energy Corp.	99,236	4,219,515
Pinnacle West Capital Corp.	55,703	5,221,599
PPL Corp.	356,648	11,473,366
Public Service Enterprise Group, Inc.	250,093	14,707,969
Sempra Energy	136,245	16,409,348
The Southern Co.	511,002	25,391,689
UGI Corp.	85,970	4,719,753
Vistra Energy Corp. *	194,179	5,056,421
WEC Energy Group, Inc.	156,886	11,967,264
Xcel Energy, Inc.	254,304	13,951,118
		347,975,103
Total Common Stock
(Cost $5,165,011,772)		5,704,827,911

Security	Number of Shares	Value ($)
Other Investment Companies 1.0% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (b)	2,048,210	2,048,210

Securities Lending Collateral 0.9%
Wells Fargo Government Money Market Fund, Select Class 2.34% (b)	51,776,280	51,776,280
Total Other Investment Companies
(Cost $53,824,490)		53,824,490

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 03/15/19	320	19,371,200	328,516
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $51,010,174.
(b)	The rate shown is the 7-day yield.

45
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.6%
Adient plc	163,308	3,174,707
Autoliv, Inc.	163,157	13,347,874
BorgWarner, Inc.	389,325	15,810,488
Delphi Technologies plc	163,885	3,574,332
Gentex Corp.	489,881	9,964,180
Harley-Davidson, Inc.	303,698	11,273,270
Lear Corp.	119,842	18,224,373
The Goodyear Tire & Rubber Co.	436,696	8,637,847
Thor Industries, Inc.	94,082	6,074,875
Veoneer, Inc. *(a)	162,181	4,956,251
		95,038,197

Banks 4.7%
Associated Banc-Corp.	308,870	7,190,494
Bank OZK	225,090	7,382,952
BankUnited, Inc.	192,407	7,020,931
BOK Financial Corp.	60,201	5,444,578
CIT Group, Inc.	197,469	10,064,995
Commerce Bancshares, Inc.	185,445	11,670,054
Cullen/Frost Bankers, Inc.	119,219	12,360,626
East West Bancorp, Inc.	271,254	14,813,181
F.N.B. Corp.	608,567	7,448,860
First Citizens BancShares, Inc., Class A	16,799	7,334,107
First Hawaiian, Inc.	169,060	4,557,858
First Horizon National Corp.	604,747	9,452,196
IBERIABANK Corp.	103,755	8,116,754
Investors Bancorp, Inc.	447,247	5,621,895
MGIC Investment Corp. *	675,380	8,766,432
New York Community Bancorp, Inc.	913,900	11,432,889
PacWest Bancorp	228,732	9,382,587
People's United Financial, Inc.	704,696	12,515,401
Pinnacle Financial Partners, Inc.	136,282	7,998,391
Popular, Inc.	187,260	10,557,719
Prosperity Bancshares, Inc.	124,126	9,241,181
Signature Bank	99,825	13,552,242
Sterling Bancorp	418,934	8,516,928
Synovus Financial Corp.	309,733	12,290,205
TFS Financial Corp.	98,396	1,685,523
Webster Financial Corp.	172,502	9,905,065
Western Alliance Bancorp *	181,294	8,388,473
Wintrust Financial Corp.	105,481	7,770,785
Zions Bancorp NA	359,623	18,376,735
		268,860,037

Capital Goods 11.4%
A.O. Smith Corp.	268,980	13,968,131
Acuity Brands, Inc.	75,011	9,760,431
AECOM *	292,470	9,054,871
AGCO Corp.	123,087	8,318,219
Air Lease Corp.	185,840	6,942,982
Allegion plc	178,147	16,026,104
Allison Transmission Holdings, Inc.	223,351	11,100,545
Arconic, Inc.	803,082	14,848,986
BWX Technologies, Inc.	184,454	9,656,167
Security	Number of Shares	Value ($)
Carlisle Cos., Inc.	111,001	13,662,003
Colfax Corp. *	177,537	4,697,629
Crane Co.	94,953	8,030,175
Curtiss-Wright Corp.	82,256	10,141,342
Donaldson Co., Inc.	238,288	12,293,278
EMCOR Group, Inc.	107,075	7,723,320
Flowserve Corp.	243,751	10,824,982
Fluor Corp.	262,558	9,872,181
Fortune Brands Home & Security, Inc.	263,716	12,426,298
Gardner Denver Holdings, Inc. *	238,131	6,393,817
Gates Industrial Corp. plc *	89,211	1,436,297
Graco, Inc.	311,097	14,609,115
GrafTech International Ltd.	112,668	1,624,673
HD Supply Holdings, Inc. *	343,281	14,764,516
HEICO Corp.	76,696	7,188,716
HEICO Corp., Class A	133,587	10,685,624
Hexcel Corp.	160,411	11,572,050
Hubbell, Inc.	102,040	12,045,822
Huntington Ingalls Industries, Inc.	80,494	16,856,249
IDEX Corp.	143,385	20,661,779
ITT, Inc.	163,788	9,460,395
Jacobs Engineering Group, Inc.	223,257	16,471,901
Lennox International, Inc.	67,745	16,614,461
Lincoln Electric Holdings, Inc.	120,425	10,407,129
MSC Industrial Direct Co., Inc., Class A	84,382	7,122,685
Nordson Corp.	97,813	13,279,093
nVent Electric plc	305,263	8,388,627
Oshkosh Corp.	134,362	10,454,707
Owens Corning	204,070	10,189,215
Pentair plc	299,386	12,735,880
Quanta Services, Inc.	272,895	9,725,978
Regal Beloit Corp.	80,263	6,722,829
Sensata Technologies Holding plc *	306,397	15,543,520
Snap-on, Inc.	104,235	16,677,600
Spirit AeroSystems Holdings, Inc., Class A	198,535	19,615,258
Teledyne Technologies, Inc. *	67,311	15,888,088
The Middleby Corp. *	104,535	12,814,946
The Timken Co.	129,431	5,616,011
The Toro Co.	196,680	13,488,314
Trex Co., Inc. *	109,859	8,233,932
Trinity Industries, Inc.	271,946	6,366,256
United Rentals, Inc. *	151,564	20,398,999
USG Corp.	159,688	6,884,150
WABCO Holdings, Inc. *	97,160	13,362,415
Wabtec Corp.	249,162	18,253,608
Watsco, Inc.	59,837	8,609,946
Woodward, Inc.	103,987	10,018,108
Xylem, Inc.	335,867	25,374,752
		655,905,105

Commercial & Professional Services 1.7%
ADT, Inc.	229,255	1,834,040
ASGN, Inc. *	98,277	6,330,022
Clean Harbors, Inc. *	95,138	6,469,384
Insperity, Inc.	70,809	8,941,052
KAR Auction Services, Inc.	250,722	11,821,542
ManpowerGroup, Inc.	115,506	9,731,380
Nielsen Holdings plc	662,439	17,355,902
Robert Half International, Inc.	226,774	15,463,719

46
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Rollins, Inc.	275,501	10,926,370
Stericycle, Inc. *	160,167	7,140,245
		96,013,656

Consumer Durables & Apparel 3.5%
Brunswick Corp.	162,470	8,568,668
Capri Holdings Ltd. *	280,930	12,810,408
Carter's, Inc.	85,914	8,371,460
Columbia Sportswear Co.	55,266	5,689,635
Garmin Ltd.	225,623	18,945,563
Hanesbrands, Inc.	675,625	12,559,869
Leggett & Platt, Inc.	243,368	11,053,774
Mattel, Inc. *	646,927	9,328,687
Newell Brands, Inc.	801,487	13,008,134
NVR, Inc. *	6,344	16,621,280
Polaris Industries, Inc.	108,251	9,226,233
PulteGroup, Inc.	484,468	13,080,636
Ralph Lauren Corp.	102,131	12,783,737
Skechers U.S.A., Inc., Class A *	250,973	8,440,222
Toll Brothers, Inc.	253,359	9,019,580
Under Armour, Inc., Class A *	351,443	7,925,040
Under Armour, Inc., Class C *	358,373	7,196,130
Whirlpool Corp.	119,139	16,859,360
		201,488,416

Consumer Services 3.2%
Aramark	461,842	13,993,813
Bright Horizons Family Solutions, Inc. *	109,513	13,579,612
Caesars Entertainment Corp. *	1,088,399	9,381,999
Cracker Barrel Old Country Store, Inc.	44,915	7,275,781
Domino's Pizza, Inc.	77,829	19,530,409
Dunkin' Brands Group, Inc.	154,716	11,054,458
Extended Stay America, Inc.	352,410	6,427,959
Grand Canyon Education, Inc. *	90,131	10,426,354
H&R Block, Inc.	384,148	9,277,174
Marriott Vacations Worldwide Corp.	76,720	7,467,925
Service Corp. International	337,585	13,955,764
ServiceMaster Global Holdings, Inc. *	253,250	11,436,770
Six Flags Entertainment Corp.	133,709	7,448,928
Texas Roadhouse, Inc.	124,162	7,860,696
Vail Resorts, Inc.	75,712	15,777,624
Wyndham Destinations, Inc.	182,288	8,208,429
Wyndham Hotels & Resorts, Inc.	185,046	9,727,868
		182,831,563

Diversified Financials 4.7%
Affiliated Managers Group, Inc.	98,544	10,801,408
AGNC Investment Corp.	987,626	17,431,599
Cboe Global Markets, Inc.	209,468	20,090,076
Chimera Investment Corp.	348,461	6,443,044
Credit Acceptance Corp. *	23,149	10,182,319
Eaton Vance Corp.	218,214	9,132,256
FactSet Research Systems, Inc.	71,136	16,729,053
Invesco Ltd.	768,896	14,878,137
Janus Henderson Group plc	312,920	7,666,540
Jefferies Financial Group, Inc.	497,559	10,085,521
Lazard Ltd., Class A	242,937	9,093,132
LPL Financial Holdings, Inc.	162,309	12,239,722
MarketAxess Holdings, Inc.	70,193	17,118,669
MFA Financial, Inc.	836,281	6,079,763
Morningstar, Inc.	34,155	4,322,657
Navient Corp.	430,291	5,258,156
New Residential Investment Corp.	683,917	11,311,987
OneMain Holdings, Inc.	139,898	4,616,634
Raymond James Financial, Inc.	241,179	19,916,562
Security	Number of Shares	Value ($)
Santander Consumer USA Holdings, Inc.	213,493	4,385,146
SEI Investments Co.	244,439	12,894,157
SLM Corp. *	811,736	8,969,683
Starwood Property Trust, Inc.	516,857	11,593,102
Two Harbors Investment Corp.	462,157	6,410,117
Voya Financial, Inc.	290,954	14,713,544
		272,362,984

Energy 2.9%
Antero Resources Corp. *	416,265	3,604,855
Centennial Resource Development, Inc., Class A *	354,793	3,217,972
Chesapeake Energy Corp. *	1,956,842	5,792,252
Cimarex Energy Co.	187,049	13,450,694
CNX Resources Corp. *	381,499	4,043,889
Core Laboratories N.V.	83,319	5,399,904
Diamondback Energy, Inc.	288,246	29,669,161
Equitrans Midstream Corp. *	377,965	6,667,303
Helmerich & Payne, Inc.	204,255	11,070,621
HollyFrontier Corp.	297,337	15,223,654
Murphy Oil Corp.	304,509	8,800,310
Parsley Energy, Inc., Class A *	491,516	8,916,100
PBF Energy, Inc., Class A	223,840	6,954,709
Peabody Energy Corp.	145,943	4,502,342
Range Resources Corp.	388,023	4,151,846
Targa Resources Corp.	428,822	17,255,797
Transocean Ltd. *	941,206	7,689,653
WPX Energy, Inc. *	741,634	9,151,764
		165,562,826

Food & Staples Retailing 0.4%
Casey's General Stores, Inc.	68,299	9,202,607
US Foods Holding Corp. *	405,523	14,290,631
		23,493,238

Food, Beverage & Tobacco 1.3%
Bunge Ltd.	263,470	13,984,987
Flowers Foods, Inc.	344,528	7,052,488
Ingredion, Inc.	124,462	11,506,512
Lamb Weston Holdings, Inc.	273,388	18,948,522
Lancaster Colony Corp.	36,340	5,697,022
National Beverage Corp.	23,049	1,580,931
Pilgrim's Pride Corp. *	96,530	1,898,745
Post Holdings, Inc. *	124,603	12,694,554
Seaboard Corp.	492	1,918,436
		75,282,197

Health Care Equipment & Services 5.1%
Acadia Healthcare Co., Inc. *	165,116	4,340,900
Chemed Corp.	29,938	9,864,571
DENTSPLY SIRONA, Inc.	416,565	17,395,754
DexCom, Inc. *	166,176	23,153,302
Encompass Health Corp.	185,056	11,684,436
Haemonetics Corp. *	96,511	8,383,910
HealthEquity, Inc. *	101,154	8,140,874
Hill-Rom Holdings, Inc.	125,422	13,301,003
ICU Medical, Inc. *	31,101	7,643,382
Inogen, Inc. *	32,982	3,544,246
Insulet Corp. *	110,701	10,395,931
Integra LifeSciences Holdings Corp. *	132,418	7,294,907
LivaNova plc *	90,801	8,462,653
Masimo Corp. *	91,092	11,958,558
Medidata Solutions, Inc. *	114,705	8,605,169
MEDNAX, Inc. *	166,830	5,490,375

47
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Molina Healthcare, Inc. *	116,419	15,673,490
STERIS plc	158,093	19,122,929
Teladoc Health, Inc. *	131,166	8,441,844
Teleflex, Inc.	85,821	24,874,359
Varian Medical Systems, Inc. *	170,466	22,903,812
Veeva Systems, Inc., Class A *	227,892	26,870,746
West Pharmaceutical Services, Inc.	138,359	14,493,105
		292,040,256

Household & Personal Products 0.5%
Coty, Inc., Class A (a)	843,289	9,276,179
Herbalife Nutrition Ltd. *	195,872	10,988,419
Nu Skin Enterprises, Inc., Class A	104,306	6,269,834
Spectrum Brands Holdings, Inc.	84,560	4,580,615
		31,115,047

Insurance 4.7%
Alleghany Corp.	27,699	17,809,349
American Financial Group, Inc.	131,443	13,099,609
American National Insurance Co.	16,153	2,377,560
Arthur J. Gallagher & Co.	343,677	27,590,390
Assurant, Inc.	97,267	10,017,528
Assured Guaranty Ltd.	197,728	8,257,121
Athene Holding Ltd., Class A *	236,777	10,548,415
Axis Capital Holdings Ltd.	156,378	8,924,493
Brighthouse Financial, Inc. *	222,111	8,600,138
Brown & Brown, Inc.	438,981	13,002,617
CNO Financial Group, Inc.	307,127	5,230,373
Erie Indemnity Co., Class A	36,927	6,581,130
Everest Re Group Ltd.	76,084	17,203,353
First American Financial Corp.	208,555	10,592,508
Kemper Corp.	114,063	9,478,635
Old Republic International Corp.	531,009	11,076,848
Primerica, Inc.	80,079	10,013,078
Reinsurance Group of America, Inc.	117,546	16,984,222
RenaissanceRe Holdings Ltd.	75,417	11,090,070
The Hanover Insurance Group, Inc.	78,897	9,365,863
Torchmark Corp.	191,495	15,809,827
Unum Group	409,846	15,311,847
W.R. Berkley Corp.	179,982	15,057,294
		274,022,268

Materials 6.2%
Alcoa Corp. *	348,096	10,268,832
AptarGroup, Inc.	117,665	11,970,060
Ashland Global Holdings, Inc.	116,515	9,015,931
Avery Dennison Corp.	162,010	17,503,560
Axalta Coating Systems Ltd. *	398,476	10,651,264
Bemis Co., Inc.	170,259	9,006,701
Berry Global Group, Inc. *	244,234	12,814,958
CF Industries Holdings, Inc.	432,129	18,235,844
Crown Holdings, Inc. *	252,253	13,694,815
Eagle Materials, Inc.	87,284	6,671,989
FMC Corp.	252,174	22,569,573
Graphic Packaging Holding Co.	578,059	7,040,759
Huntsman Corp.	399,717	9,908,984
International Flavors & Fragrances, Inc.	189,174	24,119,685
NewMarket Corp.	16,598	7,286,522
Olin Corp.	310,743	8,035,814
Packaging Corp. of America	176,521	16,873,642
Reliance Steel & Aluminum Co.	131,343	11,722,363
Royal Gold, Inc.	122,282	10,810,952
RPM International, Inc.	247,769	14,338,392
Sealed Air Corp.	294,020	12,825,152
Sonoco Products Co.	186,975	10,823,983
Security	Number of Shares	Value ($)
Steel Dynamics, Inc.	428,716	15,999,681
The Chemours Co.	319,366	12,145,489
The Mosaic Co.	663,961	20,762,060
The Scotts Miracle-Gro Co., Class A	73,465	6,016,784
United States Steel Corp.	333,422	7,471,987
Valvoline, Inc.	352,926	6,631,480
W.R. Grace & Co.	124,881	9,699,507
Westlake Chemical Corp.	67,756	4,734,112
		359,650,875

Media & Entertainment 3.1%
Altice USA, Inc., Class A	225,445	4,916,955
Cable One, Inc.	9,278	8,804,729
Cinemark Holdings, Inc.	199,352	7,501,616
Discovery, Inc., Class A *	292,176	8,443,886
Discovery, Inc., Class C *	673,285	18,347,016
DISH Network Corp., Class A *	428,369	13,926,276
GCI Liberty, Inc., Class A *	183,733	9,837,065
Liberty Media Corp. - Liberty Formula One, Class A *	47,558	1,461,933
Liberty Media Corp. - Liberty Formula One, Class C *	379,530	11,810,974
Lions Gate Entertainment Corp., Class A	104,528	1,614,958
Lions Gate Entertainment Corp., Class B	196,415	2,885,336
Live Nation Entertainment, Inc. *	258,071	14,596,496
News Corp., Class A	719,868	9,372,681
News Corp., Class B	233,221	3,104,172
Snap, Inc., Class A *	1,387,612	13,598,598
The Interpublic Group of Cos., Inc.	718,238	16,541,021
The Madison Square Garden Co., Class A *	32,293	9,304,905
TripAdvisor, Inc. *	191,821	10,199,123
Zillow Group, Inc., Class A *	92,298	3,823,906
Zillow Group, Inc., Class C *	215,080	8,990,344
		179,081,990

Pharmaceuticals, Biotechnology & Life Sciences 5.2%
Alkermes plc *	290,033	9,649,398
Allogene Therapeutics, Inc. *	35,865	1,136,562
Alnylam Pharmaceuticals, Inc. *	176,403	14,994,255
Amneal Pharmaceuticals, Inc. *	146,423	1,981,103
Bio-Rad Laboratories, Inc., Class A *	37,739	10,223,495
Bio-Techne Corp.	70,521	13,674,022
Bluebird Bio, Inc. *	102,238	15,869,382
Bruker Corp.	186,570	7,128,840
Catalent, Inc. *	272,394	11,772,869
Charles River Laboratories International, Inc. *	89,928	12,785,064
Exact Sciences Corp. *	230,041	20,933,731
Exelixis, Inc. *	559,910	12,536,385
FibroGen, Inc. *	141,825	8,197,485
Ionis Pharmaceuticals, Inc. *	256,841	18,233,142
Jazz Pharmaceuticals plc *	112,761	15,789,923
Ligand Pharmaceuticals, Inc., Class B *	39,647	4,919,400
Neurocrine Biosciences, Inc. *	169,432	13,088,622
PerkinElmer, Inc.	207,497	19,537,917
Perrigo Co., plc	234,288	11,409,826
PRA Health Sciences, Inc. *	109,060	11,667,239
Sage Therapeutics, Inc. *	87,640	13,956,670
Sarepta Therapeutics, Inc. *	123,771	17,852,729
Seattle Genetics, Inc. *	200,473	14,891,134
Syneos Health, Inc. *	114,369	4,777,193
United Therapeutics Corp. *	81,305	10,268,008
		297,274,394

48
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Real Estate 10.6%
American Campus Communities, Inc.	255,849	11,528,556
American Homes 4 Rent, Class A	479,720	10,477,085
Apartment Investment & Management Co., Class A	281,882	13,792,486
Brixmor Property Group, Inc.	560,346	9,783,641
Camden Property Trust	173,877	17,055,595
CubeSmart	347,891	10,659,380
CyrusOne, Inc.	198,376	9,887,060
Douglas Emmett, Inc.	302,502	11,676,577
Duke Realty Corp.	671,105	19,844,575
EPR Properties	138,841	10,202,037
Equity Commonwealth	226,934	7,409,395
Equity LifeStyle Properties, Inc.	167,627	18,210,997
Extra Space Storage, Inc.	236,184	22,659,493
Federal Realty Investment Trust	137,963	18,430,477
Gaming & Leisure Properties, Inc.	376,030	13,679,971
Healthcare Realty Trust, Inc.	233,122	7,378,311
Healthcare Trust of America, Inc., Class A	387,812	11,048,764
Highwoods Properties, Inc.	194,127	8,990,021
Hospitality Properties Trust	307,833	8,333,039
Hudson Pacific Properties, Inc.	292,826	9,727,680
Invitation Homes, Inc.	553,595	12,732,685
Iron Mountain, Inc.	534,711	18,939,464
Jones Lang LaSalle, Inc.	85,310	14,086,387
Kilroy Realty Corp.	188,666	13,906,571
Kimco Realty Corp.	787,022	13,843,717
Lamar Advertising Co., Class A	159,388	12,363,727
Liberty Property Trust	276,893	13,105,346
Life Storage, Inc.	87,142	8,505,059
Medical Properties Trust, Inc.	681,191	12,418,112
National Retail Properties, Inc.	298,146	15,533,406
Omega Healthcare Investors, Inc.	375,883	13,494,200
Paramount Group, Inc.	380,691	5,466,723
Park Hotels & Resorts, Inc.	375,566	11,732,682
Rayonier, Inc.	241,085	7,104,775
Regency Centers Corp.	317,223	20,698,801
RLJ Lodging Trust	326,842	6,069,456
Senior Housing Properties Trust	443,140	5,738,663
SL Green Realty Corp.	159,226	14,444,983
Spirit Realty Capital, Inc.	159,750	6,172,740
STORE Capital Corp.	353,567	11,480,320
Sun Communities, Inc.	161,224	18,310,210
Taubman Centers, Inc.	113,662	6,067,277
The Howard Hughes Corp. *	73,287	8,162,706
The Macerich Co.	197,333	8,603,719
UDR, Inc.	515,735	22,908,949
Uniti Group, Inc.	333,415	3,214,121
VEREIT, Inc.	1,807,521	14,405,942
VICI Properties, Inc.	672,940	14,340,351
Weingarten Realty Investors	222,191	6,401,323
WP Carey, Inc.	301,533	22,274,243
		613,301,798

Retailing 4.7%
Advance Auto Parts, Inc.	136,374	22,062,586
American Eagle Outfitters, Inc.	316,534	6,457,294
AutoNation, Inc. *	107,733	3,798,666
Burlington Stores, Inc. *	125,852	21,362,118
Etsy, Inc. *	225,498	16,071,242
Five Below, Inc. *	104,158	12,535,415
Floor & Decor Holdings, Inc., Class A *	107,400	3,993,132
Foot Locker, Inc.	215,067	12,800,788
GrubHub, Inc. *	169,541	13,831,155
Kohl's Corp.	308,301	20,819,567
L Brands, Inc.	426,237	11,141,835
Security	Number of Shares	Value ($)
LKQ Corp. *	595,945	16,507,677
Macy's, Inc.	573,737	14,222,940
Nordstrom, Inc.	212,416	10,043,028
Penske Automotive Group, Inc.	68,686	3,052,406
Pool Corp.	75,376	12,025,487
Qurate Retail, Inc. *	784,082	14,121,317
Signet Jewelers Ltd.	95,915	2,696,171
The Michaels Cos., Inc. *	165,949	2,346,519
Tractor Supply Co.	227,871	21,727,500
Urban Outfitters, Inc. *	140,804	4,343,803
Wayfair, Inc., Class A *	115,643	19,159,732
Williams-Sonoma, Inc.	149,764	8,710,274
		273,830,652

Semiconductors & Semiconductor Equipment 2.0%
Cypress Semiconductor Corp.	675,837	10,428,165
First Solar, Inc. *	140,987	7,408,867
Marvell Technology Group Ltd.	1,107,576	22,096,141
MKS Instruments, Inc.	101,082	8,376,665
Monolithic Power Systems, Inc.	73,064	9,798,613
ON Semiconductor Corp. *	786,743	16,899,240
Qorvo, Inc. *	233,407	16,371,167
Teradyne, Inc.	334,715	13,666,414
Universal Display Corp.	79,080	11,801,899
		116,847,171

Software & Services 10.5%
Akamai Technologies, Inc. *	304,083	21,182,422
Aspen Technology, Inc. *	132,429	13,336,925
Black Knight, Inc. *	265,259	13,859,783
Blackbaud, Inc.	90,468	6,987,748
Booz Allen Hamilton Holding Corp.	265,626	14,040,990
Cadence Design Systems, Inc. *	527,769	30,214,775
CDK Global, Inc.	241,051	13,983,369
Ceridian HCM Holding, Inc. *	67,224	3,295,320
DocuSign, Inc. *	43,707	2,410,441
Elastic N.V. *	12,832	1,162,066
EPAM Systems, Inc. *	95,840	15,504,995
Euronet Worldwide, Inc. *	96,547	12,968,193
Fair Isaac Corp. *	54,104	13,408,053
Fortinet, Inc. *	270,575	23,483,204
Gartner, Inc. *	169,985	24,188,865
Genpact Ltd.	259,864	8,632,682
GoDaddy, Inc., Class A *	312,992	23,364,853
Guidewire Software, Inc. *	151,367	13,886,409
HubSpot, Inc. *	68,102	11,467,015
Jack Henry & Associates, Inc.	144,344	19,144,345
Leidos Holdings, Inc.	280,334	18,106,773
LogMeIn, Inc.	95,605	7,594,861
Manhattan Associates, Inc. *	122,476	6,705,561
MAXIMUS, Inc.	120,263	8,500,189
New Relic, Inc. *	85,202	9,010,112
Nuance Communications, Inc. *	537,034	9,006,060
Nutanix, Inc., Class A *	140,180	7,021,616
Okta, Inc. *	145,224	12,326,613
Paycom Software, Inc. *	90,723	16,487,091
Perspecta, Inc.	263,376	5,557,234
Proofpoint, Inc. *	101,946	12,038,803
PTC, Inc. *	199,893	18,554,068
RealPage, Inc. *	137,077	8,390,483
RingCentral, Inc., Class A *	128,006	13,477,752
Sabre Corp.	515,314	11,558,493
SS&C Technologies Holdings, Inc.	402,374	24,778,191
Tableau Software, Inc., Class A *	133,918	17,663,784
Teradata Corp. *	220,721	10,676,275
The Ultimate Software Group, Inc. *	58,378	19,352,307

49
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Western Union Co.	827,794	14,792,679
Twilio, Inc., Class A *	175,836	21,397,483
Tyler Technologies, Inc. *	72,660	14,880,041
WEX, Inc. *	80,534	14,339,884
Zendesk, Inc. *	199,929	15,798,390
Zscaler, Inc. *	26,350	1,309,068
		605,846,264

Technology Hardware & Equipment 5.1%
ARRIS International plc *	304,982	9,661,830
Arrow Electronics, Inc. *	162,865	12,980,341
Avnet, Inc.	207,971	9,044,659
CDW Corp.	280,562	26,341,966
Cognex Corp.	321,376	17,161,478
Coherent, Inc. *	45,639	6,073,638
CommScope Holding Co., Inc. *	360,151	8,395,120
Dolby Laboratories, Inc., Class A	119,915	7,770,492
F5 Networks, Inc. *	113,464	19,077,837
FLIR Systems, Inc.	258,285	13,288,763
IPG Photonics Corp. *	66,774	10,351,973
Jabil, Inc.	269,479	7,653,204
Juniper Networks, Inc.	646,119	17,496,903
Keysight Technologies, Inc. *	350,522	29,587,562
Littelfuse, Inc.	47,125	9,099,366
National Instruments Corp.	210,947	9,859,663
NCR Corp. *	219,809	6,159,048
SYNNEX Corp.	77,289	7,583,597
Trimble, Inc. *	468,734	18,754,047
Ubiquiti Networks, Inc. (a)	35,702	5,155,012
ViaSat, Inc. *	104,975	7,930,861
Xerox Corp.	386,421	11,940,409
Zebra Technologies Corp., Class A *	100,644	20,180,128
		291,547,897

Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	173,174	5,550,227
Zayo Group Holdings, Inc. *	379,955	9,422,884
		14,973,111

Transportation 2.5%
Alaska Air Group, Inc.	230,063	14,194,887
AMERCO	14,271	5,488,484
Expeditors International of Washington, Inc.	322,885	24,200,231
Genesee & Wyoming, Inc., Class A *	109,169	8,951,858
J.B. Hunt Transport Services, Inc.	163,430	17,596,508
JetBlue Airways Corp. *	568,909	9,500,780
Kirby Corp. *	100,918	7,490,134
Knight-Swift Transportation Holdings, Inc.	235,441	7,917,881
Landstar System, Inc.	76,889	8,356,297
Macquarie Infrastructure Corp.	144,579	5,911,835
Old Dominion Freight Line, Inc.	122,152	18,416,857
Ryder System, Inc.	99,082	6,158,937
XPO Logistics, Inc. *	236,342	11,899,820
		146,084,509

Utilities 3.9%
AES Corp.	1,239,528	21,357,067
Alliant Energy Corp.	441,439	20,248,807
Aqua America, Inc.	332,135	11,936,932
Atmos Energy Corp.	218,139	21,563,040
IDACORP, Inc.	94,114	9,261,759
MDU Resources Group, Inc.	366,519	9,683,432
National Fuel Gas Co.	160,641	9,668,982
Security	Number of Shares	Value ($)
NiSource, Inc.	678,056	18,293,951
NRG Energy, Inc.	542,414	22,607,816
OGE Energy Corp.	373,013	15,860,513
Pinnacle West Capital Corp.	209,675	19,654,934
Portland General Electric Co.	167,102	8,378,494
UGI Corp.	325,376	17,863,142
Vistra Energy Corp. *	736,089	19,167,758
		225,546,627
Total Common Stock
(Cost $5,108,331,790)		5,758,001,078

Other Investment Companies 0.3% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (b)	2,393,995	2,393,995

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 2.34% (b)	14,786,025	14,786,025
Total Other Investment Companies
(Cost $17,180,020)		17,180,020

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	42	8,025,360	(42,628)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,172,460.
(b)	The rate shown is the 7-day yield.

50
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.3%
Adient plc	246,623	4,794,351
American Axle & Manufacturing Holdings, Inc. *	322,097	5,185,762
Cooper Tire & Rubber Co.	143,068	4,572,453
Cooper-Standard Holding, Inc. *	46,487	2,794,334
Dana, Inc.	413,306	8,162,794
Delphi Technologies plc	252,836	5,514,353
Dorman Products, Inc. *	82,876	6,704,668
Fox Factory Holding Corp. *	107,559	6,817,089
Garrett Motion, Inc. *	208,669	3,493,119
Gentex Corp.	746,280	15,179,335
Gentherm, Inc. *	99,483	4,078,803
Horizon Global Corp. *(a)	70,290	189,080
LCI Industries	71,833	5,852,953
Modine Manufacturing Co. *	142,459	2,141,159
Motorcar Parts of America, Inc. *	53,172	1,100,129
Standard Motor Products, Inc.	58,281	2,873,253
Stoneridge, Inc. *	76,059	2,249,065
Superior Industries International, Inc.	64,687	400,413
Tenneco, Inc., Class A	142,067	4,915,518
Thor Industries, Inc.	142,982	9,232,348
Tower International, Inc.	57,911	1,485,417
Visteon Corp. *	82,028	7,026,518
Winnebago Industries, Inc.	83,384	2,720,820
		107,483,734

Banks 10.9%
1st Source Corp.	49,091	2,334,277
Ameris Bancorp	114,121	4,652,713
Arrow Financial Corp.	40,405	1,431,145
Associated Banc-Corp.	471,372	10,973,540
Axos Financial, Inc. *	158,116	5,103,984
Banc of California, Inc.	119,846	2,075,733
BancFirst Corp.	50,150	2,827,457
BancorpSouth Bank	257,664	8,397,270
Bank of Hawaii Corp.	118,842	9,772,378
Bank OZK	342,349	11,229,047
BankUnited, Inc.	293,726	10,718,062
Banner Corp.	89,705	5,573,372
Beneficial Bancorp, Inc.	210,799	3,398,080
Berkshire Hills Bancorp, Inc.	113,594	3,557,764
Boston Private Financial Holdings, Inc.	242,856	2,887,558
Bridge Bancorp, Inc.	51,678	1,703,824
Bridgewater Bancshares, Inc. *	24,476	273,152
Brookline Bancorp, Inc.	231,114	3,693,202
Bryn Mawr Bank Corp.	58,264	2,374,841
Byline Bancorp, Inc. *	43,808	895,436
Cadence BanCorp	353,057	7,057,609
Camden National Corp.	44,971	2,016,949
Capitol Federal Financial, Inc.	400,396	5,353,294
Carolina Financial Corp.	58,444	2,140,219
Cathay General Bancorp	219,870	8,539,751
CBTX, Inc.	51,754	1,723,926
CenterState Bank Corp.	203,795	5,392,416
Central Pacific Financial Corp.	83,068	2,423,924
Security	Number of Shares	Value ($)
Chemical Financial Corp.	203,101	9,308,119
City Holding Co.	47,530	3,809,054
Columbia Banking System, Inc.	208,159	7,885,063
Columbia Financial, Inc. *	145,197	2,327,508
Community Bank System, Inc.	145,983	9,458,239
Community Trust Bancorp, Inc.	48,611	2,079,579
ConnectOne Bancorp, Inc.	84,102	1,814,080
Customers Bancorp, Inc. *	81,885	1,751,520
CVB Financial Corp.	291,710	6,648,071
Dime Community Bancshares, Inc.	89,593	1,790,068
Eagle Bancorp, Inc. *	90,134	5,335,031
Enterprise Financial Services Corp.	65,059	2,939,366
Equity Bancshares, Inc., Class A *	40,363	1,371,938
Essent Group Ltd. *	278,855	12,029,805
F.N.B. Corp.	925,593	11,329,258
FB Financial Corp.	47,569	1,686,321
Federal Agricultural Mortgage Corp., Class C	28,688	2,348,687
Fidelity Southern Corp.	61,998	2,019,895
Financial Institutions, Inc.	44,519	1,341,803
First Bancorp (North Carolina)	85,500	3,350,745
First BanCorp (Puerto Rico)	618,783	7,122,192
First Busey Corp.	125,174	3,372,188
First Citizens BancShares, Inc., Class A	25,642	11,194,784
First Commonwealth Financial Corp.	286,699	4,030,988
First Community Bankshares, Inc.	40,969	1,468,739
First Defiance Financial Corp.	57,330	1,773,790
First Financial Bancorp	277,961	7,707,859
First Financial Bankshares, Inc.	193,378	12,540,563
First Financial Corp.	30,299	1,344,670
First Foundation, Inc.	107,261	1,635,730
First Hawaiian, Inc.	256,921	6,926,590
First Horizon National Corp.	924,126	14,444,089
First Interstate BancSystem, Inc., Class A	93,608	3,897,837
First Merchants Corp.	141,207	5,703,351
First Midwest Bancorp, Inc.	304,160	7,041,304
Flagstar Bancorp, Inc.	82,610	2,698,043
Flushing Financial Corp.	79,563	1,846,657
Fulton Financial Corp.	502,129	8,626,576
German American Bancorp, Inc.	60,015	1,858,665
Glacier Bancorp, Inc.	240,009	10,517,194
Great Southern Bancorp, Inc.	34,438	1,950,224
Great Western Bancorp, Inc.	164,907	6,192,258
Hancock Whitney Corp.	241,592	10,552,739
Hanmi Financial Corp.	92,653	2,138,431
HarborOne Bancorp, Inc. *	96,268	1,552,803
Heartland Financial USA, Inc.	81,916	3,980,298
Heritage Commerce Corp.	109,363	1,527,801
Heritage Financial Corp.	93,358	3,073,345
Hilltop Holdings, Inc.	208,642	4,010,099
Home BancShares, Inc.	453,450	8,833,206
HomeStreet, Inc. *	75,885	2,117,191
HomeTrust Bancshares, Inc.	48,152	1,311,179
Hope Bancorp, Inc.	349,678	5,098,305
Horizon Bancorp, Inc.	102,397	1,809,355
IBERIABANK Corp.	158,058	12,364,877
Independent Bank Corp.	79,746	6,788,777
Independent Bank Group, Inc.	101,147	5,862,480
International Bancshares Corp.	156,298	6,380,084
Investors Bancorp, Inc.	679,843	8,545,626

51
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kearny Financial Corp.	279,905	3,803,909
Lakeland Bancorp, Inc.	132,957	2,224,371
Lakeland Financial Corp.	73,659	3,559,203
LegacyTexas Financial Group, Inc.	128,470	5,361,053
LendingTree, Inc. *	21,147	6,744,836
Live Oak Bancshares, Inc.	70,807	1,147,781
Luther Burbank Corp.	46,107	482,279
MB Financial, Inc.	239,415	10,838,317
Mercantile Bank Corp.	46,644	1,615,282
Merchants Bancorp	44,355	924,802
Meridian Bancorp, Inc.	151,681	2,470,883
Meta Financial Group, Inc.	77,114	1,800,612
MGIC Investment Corp. *	1,026,734	13,327,007
Midland States Bancorp, Inc.	58,923	1,502,536
Mr Cooper Group, Inc. *	76,563	1,045,085
National Bank Holdings Corp., Class A	72,539	2,620,834
National Commerce Corp. *	49,254	2,151,907
NBT Bancorp, Inc.	124,746	4,818,938
Nicolet Bankshares, Inc. *	21,156	1,214,777
NMI Holdings, Inc., Class A *	188,721	4,557,612
Northfield Bancorp, Inc.	132,297	1,972,548
Northwest Bancshares, Inc.	295,135	5,489,511
OceanFirst Financial Corp.	128,107	3,228,296
Ocwen Financial Corp. *	315,780	675,769
OFG Bancorp	123,595	2,557,181
Old National Bancorp	427,670	7,603,973
Opus Bank	60,686	1,381,820
Origin Bancorp, Inc.	14,616	527,053
Oritani Financial Corp.	110,245	1,978,898
Pacific Premier Bancorp, Inc.	128,944	3,848,978
PacWest Bancorp	346,232	14,202,437
Park National Corp.	39,011	3,906,952
Peapack Gladstone Financial Corp.	44,335	1,289,262
People's Utah Bancorp	46,210	1,356,726
Peoples Bancorp, Inc.	49,331	1,644,696
Peoples Financial Services Corp.	19,109	836,019
Pinnacle Financial Partners, Inc.	207,774	12,194,256
Popular, Inc.	285,493	16,096,095
Preferred Bank	39,207	2,008,183
Prosperity Bancshares, Inc.	189,439	14,103,734
Provident Financial Services, Inc.	175,711	4,823,267
QCR Holdings, Inc.	37,545	1,342,234
Radian Group, Inc.	606,109	12,340,379
Renasant Corp.	135,729	5,195,706
Republic Bancorp, Inc., Class A	28,866	1,305,898
S&T Bancorp, Inc.	100,317	4,151,117
Sandy Spring Bancorp, Inc.	102,189	3,583,768
Seacoast Banking Corp. of Florida *	146,913	4,263,415
ServisFirst Bancshares, Inc.	130,631	4,568,166
Simmons First National Corp., Class A	262,365	7,039,253
South State Corp.	103,421	7,347,028
Southside Bancshares, Inc.	92,906	3,225,696
Sterling Bancorp	638,527	12,981,254
Sterling Bancorp, Inc.	56,652	571,619
Stock Yards Bancorp, Inc.	62,247	2,217,238
Synovus Financial Corp.	471,985	18,728,365
TCF Financial Corp.	474,817	10,873,309
Texas Capital Bancshares, Inc. *	142,094	8,671,997
TFS Financial Corp.	150,705	2,581,577
The Bancorp, Inc. *	158,669	1,439,128
The First of Long Island Corp.	65,019	1,518,844
Tompkins Financial Corp.	34,782	2,796,821
Towne Bank	185,157	5,104,778
TriCo Bancshares	77,276	3,108,041
TriState Capital Holdings, Inc. *	63,447	1,434,537
Triumph Bancorp, Inc. *	67,902	2,299,841
TrustCo Bank Corp.	271,698	2,301,282
Trustmark Corp.	191,452	6,792,717
Security	Number of Shares	Value ($)
UMB Financial Corp.	127,851	8,797,427
Umpqua Holdings Corp.	626,185	11,384,043
Union Bankshares Corp.	202,838	7,214,948
United Bankshares, Inc.	294,874	11,320,213
United Community Banks, Inc.	224,626	6,219,894
United Financial Bancorp, Inc.	143,797	2,233,167
Univest Financial Corp.	82,627	2,190,442
Valley National Bancorp	939,853	9,924,848
Veritex Holdings, Inc.	126,726	3,549,595
Walker & Dunlop, Inc.	82,309	4,592,842
Washington Federal, Inc.	231,673	7,107,728
Washington Trust Bancorp, Inc.	41,757	2,188,067
Waterstone Financial, Inc.	82,829	1,394,840
Webster Financial Corp.	261,925	15,039,733
WesBanco, Inc.	155,868	6,613,479
Westamerica Bancorp	76,181	4,896,915
Western Alliance Bancorp *	276,274	12,783,198
Wintrust Financial Corp.	160,322	11,810,922
WSFS Financial Corp.	89,922	3,891,824
		873,861,771

Capital Goods 10.0%
AAON, Inc.	116,508	4,644,009
AAR Corp.	93,197	3,404,486
Actuant Corp., Class A	174,871	4,275,596
Advanced Drainage Systems, Inc.	118,217	3,005,076
AECOM *	443,240	13,722,710
Aegion Corp. *	90,783	1,575,993
Aerojet Rocketdyne Holdings, Inc. *	204,675	7,624,144
Aerovironment, Inc. *	60,863	4,848,955
Air Lease Corp.	283,446	10,589,543
Aircastle Ltd.	156,498	3,108,050
Alamo Group, Inc.	27,010	2,594,040
Albany International Corp., Class A	82,776	6,419,279
Altra Industrial Motion Corp.	184,558	5,870,790
Ameresco, Inc., Class A *	52,054	852,124
American Woodmark Corp. *	43,991	3,748,033
Apogee Enterprises, Inc.	79,440	2,835,214
Applied Industrial Technologies, Inc.	109,743	6,380,458
Arcosa, Inc.	139,653	4,676,979
Argan, Inc.	41,123	1,912,219
Armstrong Flooring, Inc. *	72,396	1,038,159
Armstrong World Industries, Inc.	140,662	10,293,645
Astec Industries, Inc.	64,888	2,476,126
Astronics Corp. *	69,771	2,509,663
Atkore International Group, Inc. *	132,592	3,062,875
Axon Enterprise, Inc. *	166,842	8,981,105
AZZ, Inc.	74,859	3,445,011
Babcock & Wilcox Enterprises, Inc. *	480,506	308,004
Barnes Group, Inc.	134,008	7,781,845
Beacon Roofing Supply, Inc. *	194,247	7,045,339
BMC Stock Holdings, Inc. *	189,357	3,622,399
Briggs & Stratton Corp.	119,076	1,561,086
Builders FirstSource, Inc. *	328,185	4,571,617
BWX Technologies, Inc.	281,422	14,732,442
CAI International, Inc. *	48,368	1,139,550
Chart Industries, Inc. *	89,093	7,865,130
CIRCOR International, Inc. *	55,754	1,757,924
Colfax Corp. *	271,972	7,196,379
Columbus McKinnon Corp.	58,203	2,179,702
Comfort Systems USA, Inc.	106,837	5,728,600
Continental Building Products, Inc. *	103,173	2,974,478
Crane Co.	143,236	12,113,469
CSW Industrials, Inc. *	44,089	2,503,373
Cubic Corp.	80,736	4,981,411
Curtiss-Wright Corp.	124,713	15,375,866
Douglas Dynamics, Inc.	63,781	2,690,283

52
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
DXP Enterprises, Inc. *	46,793	1,655,068
Dycom Industries, Inc. *	88,785	4,002,428
EMCOR Group, Inc.	164,031	11,831,556
Encore Wire Corp.	60,010	3,554,992
Energy Recovery, Inc. *	87,321	700,314
EnerSys	119,436	8,816,766
EnPro Industries, Inc.	59,037	4,049,348
ESCO Technologies, Inc.	73,958	5,117,154
Esterline Technologies Corp. *	75,739	9,221,223
Evoqua Water Technologies Corp. *	163,227	2,216,623
Federal Signal Corp.	172,645	4,243,614
Foundation Building Materials, Inc. *	49,350	548,772
Franklin Electric Co., Inc.	110,497	5,879,545
Gardner Denver Holdings, Inc. *	362,470	9,732,319
Gates Industrial Corp. plc *	130,246	2,096,961
GATX Corp.	107,285	8,529,157
Generac Holdings, Inc. *	176,649	9,108,022
Gibraltar Industries, Inc. *	91,980	3,725,190
Global Brass & Copper Holdings, Inc.	62,307	2,102,861
GMS, Inc. *	91,703	1,792,794
Graham Corp.	27,618	625,548
Granite Construction, Inc.	133,586	6,219,764
Great Lakes Dredge & Dock Corp. *	175,034	1,557,803
Griffon Corp.	94,848	1,692,088
H&E Equipment Services, Inc.	89,249	2,569,479
Harsco Corp. *	227,661	5,095,053
Herc Holdings, Inc. *	67,266	2,959,704
Hexcel Corp.	244,879	17,665,571
Hillenbrand, Inc.	176,803	7,830,605
Hyster-Yale Materials Handling, Inc.	26,704	1,806,793
Insteel Industries, Inc.	50,949	1,159,090
ITT, Inc.	248,693	14,364,508
JELD-WEN Holding, Inc. *	194,316	3,927,126
John Bean Technologies Corp.	90,026	8,435,436
Kadant, Inc.	31,123	2,721,706
Kaman Corp.	79,915	4,921,166
KBR, Inc.	399,574	7,895,582
Kennametal, Inc.	233,577	8,803,517
Kratos Defense & Security Solutions, Inc. *	249,441	4,287,891
L.B. Foster Co., Class A *	27,612	477,964
Lindsay Corp.	30,233	2,795,645
Lydall, Inc. *	51,286	1,443,701
Masonite International Corp. *	75,695	4,197,288
MasTec, Inc. *	180,738	7,804,267
Mercury Systems, Inc. *	137,554	8,737,430
Meritor, Inc. *	241,730	5,385,744
Milacron Holdings Corp. *	204,941	2,867,125
Moog, Inc., Class A	92,653	8,705,676
MRC Global, Inc. *	259,697	4,378,491
MSC Industrial Direct Co., Inc., Class A	129,039	10,892,182
Mueller Industries, Inc.	164,396	5,433,288
Mueller Water Products, Inc., Class A	444,410	4,639,640
MYR Group, Inc. *	46,550	1,561,287
National Presto Industries, Inc.	14,117	1,583,080
Navistar International Corp. *	185,004	7,098,603
NCI Building Systems, Inc. *	117,212	822,828
Nexeo Solutions, Inc. *(a)	162,480	1,613,426
NN, Inc.	121,208	1,201,171
NOW, Inc. *	309,987	4,473,112
NV5 Global, Inc. *	26,526	2,102,451
nVent Electric plc	464,309	12,759,211
Omega Flex, Inc.	8,244	609,232
Oshkosh Corp.	204,521	15,913,779
Park-Ohio Holdings Corp.	24,531	779,840
Patrick Industries, Inc. *	65,509	2,961,662
PGT Innovations, Inc. *	166,954	2,517,666
Plug Power, Inc. *(a)	660,220	1,181,794
Powell Industries, Inc.	24,505	786,365
Security	Number of Shares	Value ($)
Preformed Line Products Co.	7,650	456,705
Primoris Services Corp.	119,055	2,782,315
Proto Labs, Inc. *	77,106	8,712,207
Quanex Building Products Corp.	98,789	1,698,183
Raven Industries, Inc.	102,953	4,109,884
RBC Bearings, Inc. *	70,186	9,836,568
Regal Beloit Corp.	123,027	10,304,742
Resideo Technologies, Inc. *	349,611	8,985,003
REV Group, Inc.	85,006	751,453
Rexnord Corp. *	297,617	7,937,445
Rush Enterprises, Inc., Class A	86,552	3,628,260
Rush Enterprises, Inc., Class B	13,269	548,010
Simpson Manufacturing Co., Inc.	117,813	7,060,533
SiteOne Landscape Supply, Inc. *	115,867	6,223,217
SPX Corp. *	124,859	4,539,873
SPX FLOW, Inc. *	122,186	4,217,861
Standex International Corp.	36,027	2,954,574
Sun Hydraulics Corp.	82,341	3,917,785
Sunrun, Inc. *	210,899	3,271,043
Systemax, Inc.	40,702	824,623
Tennant Co.	52,039	3,288,865
Terex Corp.	185,940	6,245,725
The Gorman-Rupp Co.	53,560	1,810,864
The Greenbrier Cos., Inc.	92,227	3,804,364
The KeyW Holding Corp. *	140,112	1,036,829
The Manitowoc Co., Inc. *	99,848	1,796,266
The Timken Co.	196,957	8,545,964
Thermon Group Holdings, Inc. *	91,473	2,275,848
Titan International, Inc.	151,761	950,024
Titan Machinery, Inc. *	52,112	1,001,072
TPI Composites, Inc. *	51,684	1,561,374
Trex Co., Inc. *	167,340	12,542,133
TriMas Corp. *	131,315	4,245,414
Triton International Ltd.	145,205	4,778,697
Triumph Group, Inc.	143,006	3,312,019
Tutor Perini Corp. *	111,012	2,089,246
Univar, Inc. *	325,885	7,368,260
Universal Forest Products, Inc.	175,627	5,439,168
USG Corp.	243,036	10,477,282
Valmont Industries, Inc.	62,707	8,565,149
Veritiv Corp. *	35,623	1,029,148
Vicor Corp. *	45,077	1,432,547
Vivint Solar, Inc. *	117,478	614,410
Wabash National Corp.	161,126	2,391,110
Watsco, Inc.	91,580	13,177,446
Watts Water Technologies, Inc., Class A	79,119	6,372,244
Welbilt, Inc. *	371,536	5,933,430
Wesco Aircraft Holdings, Inc. *	181,251	1,538,821
WESCO International, Inc. *	133,267	7,256,388
WillScot Corp. *	109,488	1,115,683
Woodward, Inc.	158,296	15,250,237
		799,216,575

Commercial & Professional Services 3.1%
ABM Industries, Inc.	188,263	6,713,459
Acacia Research Corp. *	140,641	428,955
ACCO Brands Corp.	294,663	2,740,366
Advanced Disposal Services, Inc. *	205,150	5,440,578
ASGN, Inc. *	148,910	9,591,293
Barrett Business Services, Inc.	20,909	1,642,193
Brady Corp., Class A	138,607	6,557,497
BrightView Holdings, Inc. *	59,776	806,976
Casella Waste Systems, Inc., Class A *	118,456	4,179,128
CBIZ, Inc. *	159,612	3,292,795
Clean Harbors, Inc. *	145,262	9,877,816
Covanta Holding Corp.	333,229	5,658,228
Deluxe Corp.	131,012	6,095,988

53
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Ennis, Inc.	73,881	1,566,277
Exponent, Inc.	147,905	8,375,860
Forrester Research, Inc.	28,451	1,428,240
Franklin Covey Co. *	34,795	905,366
FTI Consulting, Inc. *	109,158	8,095,157
GP Strategies Corp. *	46,451	777,590
Healthcare Services Group, Inc.	210,378	8,032,232
Heidrick & Struggles International, Inc.	53,274	2,296,642
Heritage-Crystal Clean, Inc. *	38,218	923,347
Herman Miller, Inc.	169,545	6,218,911
HNI Corp.	124,990	4,828,364
Huron Consulting Group, Inc. *	64,846	2,971,244
ICF International, Inc.	54,188	4,092,278
InnerWorkings, Inc. *	124,253	602,627
Insperity, Inc.	108,560	13,707,871
Interface, Inc.	171,166	3,038,196
Kelly Services, Inc., Class A	87,457	2,110,337
Kforce, Inc.	66,069	2,445,214
Kimball International, Inc., Class B	104,111	1,633,502
Knoll, Inc.	138,835	2,937,749
Korn Ferry	161,980	7,903,004
LSC Communications, Inc.	93,791	793,472
Matthews International Corp., Class A	92,144	3,664,567
McGrath RentCorp	69,441	4,155,349
Mistras Group, Inc. *	48,602	766,940
Mobile Mini, Inc.	126,050	4,539,060
MSA Safety, Inc.	99,289	10,265,490
Multi-Color Corp.	39,180	1,953,123
Navigant Consulting, Inc.	120,470	2,480,477
NL Industries, Inc. *	23,288	100,837
PICO Holdings, Inc. *	61,517	632,395
Pitney Bowes, Inc.	539,649	3,880,076
Quad/Graphics, Inc.	84,633	1,234,795
R.R. Donnelley & Sons Co.	197,797	1,064,148
Resources Connection, Inc.	84,326	1,464,743
SP Plus Corp. *	63,864	2,196,922
Steelcase, Inc., Class A	247,626	4,335,931
Team, Inc. *	84,369	1,317,844
Tetra Tech, Inc.	157,648	9,462,033
The Brink's Co.	144,422	11,397,784
TriNet Group, Inc. *	125,375	7,684,234
TrueBlue, Inc. *	114,160	2,627,963
UniFirst Corp.	44,051	6,335,415
Upwork, Inc. *	173,864	4,118,838
US Ecology, Inc.	63,006	3,615,284
Viad Corp.	57,111	3,306,727
VSE Corp.	24,165	854,233
WageWorks, Inc. *	113,551	3,735,828
		245,899,788

Consumer Durables & Apparel 2.5%
Acushnet Holdings Corp.	94,561	2,355,515
American Outdoor Brands Corp. *	153,343	1,924,455
Beazer Homes USA, Inc. *	93,811	1,136,989
Brunswick Corp.	246,820	13,017,287
Callaway Golf Co.	253,271	4,358,794
Cavco Industries, Inc. *	24,585	3,403,302
Century Communities, Inc. *	80,106	1,828,820
Columbia Sportswear Co.	84,425	8,691,554
Crocs, Inc. *	190,028	4,879,919
Deckers Outdoor Corp. *	82,814	12,252,331
Ethan Allen Interiors, Inc.	73,320	1,472,266
Fossil Group, Inc. *	131,856	2,062,228
G-III Apparel Group Ltd. *	119,871	4,268,606
GoPro, Inc., Class A *	330,222	1,925,194
Helen of Troy Ltd. *	75,413	8,454,551
Hovnanian Enterprises, Inc., Class A *	354,267	239,874
Security	Number of Shares	Value ($)
Installed Building Products, Inc. *	62,190	2,712,728
iRobot Corp. *	78,658	9,836,969
Johnson Outdoors, Inc., Class A	16,433	1,078,662
KB Home	244,442	5,575,722
La-Z-Boy, Inc.	133,776	4,603,232
LGI Homes, Inc. *	53,450	3,158,895
Libbey, Inc. *	62,238	245,218
M.D.C Holdings, Inc.	139,672	4,028,142
M/I Homes, Inc. *	80,265	2,090,101
Malibu Boats, Inc., Class A *	59,731	2,760,169
Marine Products Corp.	21,361	302,472
Meritage Homes Corp. *	107,219	4,701,553
Movado Group, Inc.	46,462	1,627,564
Nautilus, Inc. *	85,037	555,292
Oxford Industries, Inc.	48,709	3,849,472
Roku, Inc. *	142,621	9,454,346
Skechers U.S.A., Inc., Class A *	380,859	12,808,288
Skyline Champion Corp.	108,655	2,157,888
Sonos, Inc. *(a)	38,682	399,585
Steven Madden Ltd.	225,915	7,452,936
Sturm Ruger & Co., Inc.	50,424	2,871,647
Taylor Morrison Home Corp., Class A *	339,280	5,689,726
Tempur Sealy International, Inc. *	130,364	7,588,488
TopBuild Corp. *	100,132	5,957,854
TRI Pointe Group, Inc. *	400,903	5,051,378
Tupperware Brands Corp.	139,006	4,185,471
Unifi, Inc. *	40,709	900,483
Universal Electronics, Inc. *	38,868	1,297,803
Vera Bradley, Inc. *	59,877	571,825
Vista Outdoor, Inc. *	160,551	1,430,509
William Lyon Homes, Class A *	92,536	1,309,384
Wolverine World Wide, Inc.	269,226	9,627,522
YETI Holdings, Inc. *(a)	44,662	1,071,441
		199,224,450

Consumer Services 3.9%
Adtalem Global Education, Inc. *	167,354	8,066,463
American Public Education, Inc. *	46,162	1,491,494
BBX Capital Corp.	181,419	1,110,284
Belmond Ltd., Class A *	254,170	6,316,125
Biglari Holdings, Inc., Class A *	236	164,964
Biglari Holdings, Inc., Class B *	2,934	393,185
BJ's Restaurants, Inc.	60,567	2,897,525
Bloomin' Brands, Inc.	260,678	5,390,821
Bluegreen Vacations Corp.	20,775	271,945
Boyd Gaming Corp.	231,479	6,888,815
Bridgepoint Education, Inc. *	75,843	781,941
Brinker International, Inc.	108,931	4,985,772
Career Education Corp. *	196,434	3,264,733
Carriage Services, Inc.	41,479	871,474
Carrols Restaurant Group, Inc. *	96,527	1,031,874
Chegg, Inc. *	293,102	11,615,632
Choice Hotels International, Inc.	96,569	7,710,069
Churchill Downs, Inc.	101,994	9,567,037
Chuy's Holdings, Inc. *	47,609	1,065,013
Cracker Barrel Old Country Store, Inc.	68,449	11,088,054
Dave & Buster's Entertainment, Inc.	110,315	5,662,469
Del Frisco's Restaurant Group, Inc. *	86,150	729,691
Denny's Corp. *	178,852	3,122,756
Dine Brands Global, Inc.	50,686	5,028,051
Drive Shack, Inc. *	162,805	717,970
El Pollo Loco Holdings, Inc. *	66,358	1,003,997
Eldorado Resorts, Inc. *	184,261	8,883,223
Empire Resorts, Inc. *	10,103	137,502
Extended Stay America, Inc.	537,770	9,808,925
Fiesta Restaurant Group, Inc. *	65,893	993,008
frontdoor, Inc. *	193,186	6,181,952

54
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Golden Entertainment, Inc. *	57,342	1,044,771
Graham Holdings Co., Class B	12,401	8,478,688
Grand Canyon Education, Inc. *	136,777	15,822,363
Hilton Grand Vacations, Inc. *	274,814	8,736,337
Houghton Mifflin Harcourt Co. *	288,147	2,279,243
Hyatt Hotels Corp., Class A	121,003	8,805,388
International Speedway Corp., Class A	68,683	2,970,540
Jack in the Box, Inc.	72,942	5,874,749
K12, Inc. *	106,872	3,424,179
Laureate Education, Inc., Class A *	188,104	2,876,110
Lindblad Expeditions Holdings, Inc. *	75,986	1,032,650
Marriott Vacations Worldwide Corp.	116,968	11,385,665
Monarch Casino & Resort, Inc. *	33,179	1,454,899
Noodles & Co. *	113,236	887,770
Papa John's International, Inc. (a)	62,903	2,749,490
Penn National Gaming, Inc. *	308,627	7,669,381
Planet Fitness, Inc., Class A *	251,596	14,788,813
Playa Hotels & Resorts N.V. *	153,991	1,173,411
PlayAGS, Inc. *	63,746	1,516,517
Potbelly Corp. *	71,662	603,394
Red Robin Gourmet Burgers, Inc. *	36,594	1,112,824
Red Rock Resorts, Inc., Class A	199,741	5,616,717
Regis Corp. *	85,358	1,544,126
Ruth's Hospitality Group, Inc.	80,191	2,038,455
Scientific Games Corp., Class A *	157,990	4,591,189
SeaWorld Entertainment, Inc. *	193,201	5,272,455
Shake Shack, Inc., Class A *	73,623	4,059,572
Six Flags Entertainment Corp.	203,718	11,349,130
Sotheby's *	94,470	4,144,399
Speedway Motorsports, Inc.	32,630	576,246
Strategic Education, Inc.	61,903	8,095,674
Texas Roadhouse, Inc.	188,912	11,960,019
The Cheesecake Factory, Inc.	118,441	5,602,259
The Habit Restaurants, Inc., Class A *	57,687	650,132
The Wendy's Co.	530,517	9,193,860
Weight Watchers International, Inc. *	110,993	2,245,388
Wingstop, Inc.	83,644	5,571,527
		314,441,094

Diversified Financials 4.1%
AG Mortgage Investment Trust, Inc.	90,296	1,605,463
Anworth Mortgage Asset Corp.	276,678	1,178,648
Apollo Commercial Real Estate Finance, Inc.	318,874	5,790,752
Arbor Realty Trust, Inc. (a)	201,214	2,603,709
Arlington Asset Investment Corp., Class A (a)	90,050	746,515
ARMOUR Residential REIT, Inc.	135,946	2,725,717
Artisan Partners Asset Management, Inc., Class A	145,089	3,815,841
BGC Partners, Inc., Class A	777,549	4,766,375
Blackstone Mortgage Trust, Inc., Class A	345,433	11,910,530
Blucora, Inc. *	136,601	3,673,201
Cannae Holdings, Inc. *	193,472	4,434,378
Capstead Mortgage Corp.	241,515	2,004,575
Chimera Investment Corp.	533,891	9,871,645
Cohen & Steers, Inc.	60,542	2,528,234
Colony Credit Real Estate, Inc.	237,927	4,147,068
Cowen, Inc., Class A *	78,255	1,211,387
Curo Group Holdings Corp. *	40,532	446,663
Diamond Hill Investment Group, Inc.	9,237	1,311,285
Donnelley Financial Solutions, Inc. *	95,558	1,357,879
Dynex Capital, Inc.	197,471	1,204,573
Encore Capital Group, Inc. *	71,923	2,459,767
Enova International, Inc. *	99,894	2,549,295
Evercore, Inc., Class A	115,239	10,613,512
Exantas Capital Corp.	88,971	965,335
Security	Number of Shares	Value ($)
EZCORP, Inc., Class A *	144,728	1,413,993
Federated Investors, Inc., Class B	272,783	8,115,294
FGL Holdings *	493,658	4,097,361
FirstCash, Inc.	124,631	10,925,153
Focus Financial Partners, Inc., Class A *	55,254	2,091,364
GAMCO Investors, Inc., Class A	12,858	263,332
Granite Point Mortgage Trust, Inc.	142,271	2,705,994
Green Dot Corp., Class A *	134,415	8,676,488
Greenhill & Co., Inc.	49,217	1,158,568
Hamilton Lane, Inc., Class A	49,339	2,303,145
Houlihan Lokey, Inc.	99,632	4,581,079
Interactive Brokers Group, Inc., Class A	213,435	11,788,015
INTL FCStone, Inc. *	44,673	1,943,276
Invesco Mortgage Capital, Inc.	356,844	5,680,956
Investment Technology Group, Inc.	93,089	2,814,080
KKR Real Estate Finance Trust, Inc.	78,335	1,595,684
Ladder Capital Corp., Class A	250,463	4,595,996
Ladenburg Thalmann Financial Services, Inc.	336,513	989,348
Legg Mason, Inc.	244,706	7,157,651
LendingClub Corp. *	1,213,177	3,603,136
LPL Financial Holdings, Inc.	246,278	18,571,824
MFA Financial, Inc.	1,282,818	9,326,087
Moelis & Co., Class A	130,951	5,841,724
Morningstar, Inc.	52,174	6,603,141
Navient Corp.	651,147	7,957,016
Nelnet, Inc., Class A	60,992	3,343,581
New Residential Investment Corp.	1,040,244	17,205,636
New York Mortgage Trust, Inc.	472,791	2,836,746
On Deck Capital, Inc. *	142,771	876,614
OneMain Holdings, Inc.	213,548	7,047,084
PennyMac Mortgage Investment Trust	193,286	3,939,169
Piper Jaffray Cos.	42,381	2,964,975
PJT Partners, Inc., Class A	54,095	2,500,812
PRA Group, Inc. *	129,232	4,159,978
Pzena Investment Management, Inc., Class A	49,140	489,434
Redwood Trust, Inc.	262,909	4,022,508
Safeguard Scientifics, Inc. *	58,078	630,146
SLM Corp. *	1,237,757	13,677,215
Stifel Financial Corp.	204,124	11,110,469
TPG RE Finance Trust, Inc.	116,926	2,340,859
Two Harbors Investment Corp.	705,485	9,785,077
Virtu Financial, Inc., Class A	180,550	4,539,027
Virtus Investment Partners, Inc.	20,182	2,064,820
Waddell & Reed Financial, Inc., Class A	223,634	4,139,465
Western Asset Mortgage Capital Corp.	135,206	1,356,116
Westwood Holdings Group, Inc.	22,847	883,037
WisdomTree Investments, Inc.	326,960	2,543,749
World Acceptance Corp. *	18,974	2,333,802
		323,512,371

Energy 3.6%
Alta Mesa Resources, Inc., Class A *(a)	337,049	86,959
Apergy Corp. *	220,673	9,263,853
Arch Coal, Inc., Class A	53,501	4,984,153
Archrock, Inc.	363,624	3,548,970
Berry Petroleum Corp.	52,528	668,681
Bonanza Creek Energy, Inc. *	52,532	1,206,660
Bristow Group, Inc. *(a)	107,128	126,411
C&J Energy Services, Inc. *	178,372	3,080,484
Cactus, Inc., Class A *	106,119	3,847,875
California Resources Corp. *	140,449	3,321,619
Callon Petroleum Co. *	655,364	5,013,535
CARBO Ceramics, Inc. *(a)	61,468	250,789
Carrizo Oil & Gas, Inc. *	239,430	2,628,941

55
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Centennial Resource Development, Inc., Class A *	546,047	4,952,646
Chesapeake Energy Corp. *(a)	2,960,028	8,761,683
Clean Energy Fuels Corp. *	383,075	877,242
Cloud Peak Energy, Inc. *	212,994	110,757
CNX Resources Corp. *	578,445	6,131,517
CONSOL Energy, Inc. *	78,678	2,985,830
Contango Oil & Gas Co. *	79,423	269,244
Contura Energy, Inc. *	13,528	833,325
Covia Holdings Corp. *	84,780	403,553
CVR Energy, Inc.	84,077	3,408,482
Delek US Holdings, Inc.	213,556	7,555,611
Denbury Resources, Inc. *	1,330,866	2,555,263
Diamond Offshore Drilling, Inc. *	181,514	1,733,459
Dril-Quip, Inc. *	105,667	4,502,471
Eclipse Resources Corp. *(a)	254,085	297,279
Ensco plc, Class A	1,267,294	5,195,905
EP Energy Corp., Class A *	129,929	69,525
Era Group, Inc. *	57,296	660,050
Evolution Petroleum Corp.	85,847	606,938
Exterran Corp. *	88,299	1,507,264
Extraction Oil & Gas, Inc. *	333,951	1,402,594
Falcon Minerals Corp.	106,353	824,236
Forum Energy Technologies, Inc. *	223,439	1,302,649
Frank's International N.V. *	203,921	1,276,545
FTS International, Inc. *	92,068	947,380
Geospace Technologies Corp. *	38,195	626,398
Green Plains, Inc.	109,458	1,707,545
Gulfport Energy Corp. *	443,140	3,394,452
Halcon Resources Corp. *(a)	415,339	623,009
Helix Energy Solutions Group, Inc. *	391,204	2,894,910
HighPoint Resources Corp. *	299,300	775,187
International Seaways, Inc. *	82,002	1,364,513
Isramco, Inc. *	2,079	235,863
Jagged Peak Energy, Inc. *	173,629	1,644,267
Keane Group, Inc. *	118,060	1,301,021
KLX Energy Services Holdings, Inc. *	65,478	1,726,000
Kosmos Energy Ltd. *	679,658	4,349,811
Laredo Petroleum, Inc. *	437,789	1,501,616
Liberty Oilfield Services, Inc., Class A (a)	112,229	1,838,311
Magnolia Oil & Gas Corp. *	243,260	2,992,098
Mammoth Energy Services, Inc.	35,217	809,639
Matador Resources Co. *	298,377	5,549,812
Matrix Service Co. *	75,471	1,576,589
McDermott International, Inc. *	518,834	4,399,712
Nabors Industries Ltd.	914,615	2,963,353
NACCO Industries, Inc., Class A	11,045	403,916
Natural Gas Services Group, Inc. *	34,919	645,303
NCS Multistage Holdings, Inc. *	37,844	208,520
Newpark Resources, Inc. *	254,454	2,249,373
NextDecade Corp. *	9,188	32,893
Nine Energy Service, Inc. *	28,970	759,593
Noble Corp. plc *	693,410	2,087,164
Northern Oil & Gas, Inc. *	622,398	1,475,083
Oasis Petroleum, Inc. *	775,682	4,336,062
Oceaneering International, Inc. *	285,046	4,403,961
Oil States International, Inc. *	168,544	2,888,844
Overseas Shipholding Group, Inc., Class A *	164,819	324,693
Par Pacific Holdings, Inc. *	84,265	1,424,079
Patterson-UTI Energy, Inc.	614,898	8,153,548
PBF Energy, Inc., Class A	341,682	10,616,060
PDC Energy, Inc. *	190,313	7,054,903
Peabody Energy Corp.	222,453	6,862,675
Penn Virginia Corp. *	37,678	2,021,802
Pioneer Energy Services Corp. *	219,720	388,904
ProPetro Holding Corp. *	211,068	4,191,811
QEP Resources, Inc. *	671,738	5,212,687
Security	Number of Shares	Value ($)
Range Resources Corp.	587,192	6,282,954
Renewable Energy Group, Inc. *	104,882	2,786,715
REX American Resources Corp. *	16,064	1,280,461
RigNet, Inc. *	39,170	606,352
Ring Energy, Inc. *	170,230	1,050,319
Roan Resources, Inc. *	98,399	764,560
Rowan Cos. plc, Class A *	361,162	4,084,742
RPC, Inc.	172,721	1,856,751
SandRidge Energy, Inc. *	83,574	649,370
SEACOR Holdings, Inc. *	48,499	2,165,965
SEACOR Marine Holdings, Inc. *	53,975	740,537
Select Energy Services, Inc., Class A *	174,406	1,758,013
SemGroup Corp., Class A	187,828	2,956,413
SM Energy Co.	293,291	4,792,375
Smart Sand, Inc. *(a)	60,779	181,729
Southwestern Energy Co. *	1,647,702	6,969,779
SRC Energy, Inc. *	681,466	3,134,744
Superior Energy Services, Inc. *	434,187	2,031,995
Talos Energy, Inc. *	60,863	1,366,374
Tellurian, Inc. *(a)	263,578	2,704,310
TETRA Technologies, Inc. *	353,092	843,890
Tidewater, Inc. *	87,721	2,012,320
Transocean Ltd. *	1,434,550	11,720,274
U.S. Well Services, Inc. *	88,799	714,832
Ultra Petroleum Corp. *	553,778	372,471
Unit Corp. *	152,483	2,371,111
US Silica Holdings, Inc. (a)	217,689	3,243,566
W&T Offshore, Inc. *	258,072	1,344,555
Weatherford International plc *	2,837,117	1,831,643
Whiting Petroleum Corp. *	257,989	6,287,192
World Fuel Services Corp.	194,140	5,375,737
		289,498,407

Food & Staples Retailing 0.7%
BJ's Wholesale Club Holdings, Inc. *	192,664	4,878,252
Casey's General Stores, Inc.	104,391	14,065,643
Ingles Markets, Inc., Class A	39,741	1,236,740
Natural Grocers by Vitamin Cottage, Inc. *	22,016	312,627
Performance Food Group Co. *	298,445	11,499,086
PriceSmart, Inc.	65,039	4,205,422
Rite Aid Corp. *	2,997,572	2,218,203
Smart & Final Stores, Inc. *	76,812	476,234
SpartanNash Co.	100,958	1,916,183
Sprouts Farmers Market, Inc. *	363,318	8,472,576
The Andersons, Inc.	75,508	2,790,776
The Chefs' Warehouse, Inc. *	64,858	2,076,105
United Natural Foods, Inc. *	144,676	2,171,587
Village Super Market, Inc., Class A	22,646	694,100
Weis Markets, Inc.	46,108	2,319,693
		59,333,227

Food, Beverage & Tobacco 1.5%
Alico, Inc.	7,813	236,421
B&G Foods, Inc. (a)	187,994	4,628,412
Cal-Maine Foods, Inc.	86,113	3,797,583
Calavo Growers, Inc.	44,915	3,823,614
Coca-Cola Consolidated, Inc.	13,055	3,235,812
Darling Ingredients, Inc. *	469,872	10,327,787
Dean Foods Co.	256,677	1,029,275
Farmer Brothers Co. *	29,462	702,669
Flowers Foods, Inc.	521,416	10,673,386
Fresh Del Monte Produce, Inc.	85,432	2,364,758
Freshpet, Inc. *	73,507	3,029,959
Hostess Brands, Inc. *	281,675	3,419,535
J&J Snack Foods Corp.	42,559	6,608,562
John B Sanfilippo & Son, Inc.	24,590	1,708,513

56
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Lancaster Colony Corp.	55,474	8,696,659
Landec Corp. *	82,069	1,053,766
Limoneira Co.	41,571	972,761
MGP Ingredients, Inc.	35,520	2,907,312
National Beverage Corp.	34,877	2,392,213
Primo Water Corp. *	97,651	1,432,540
Sanderson Farms, Inc.	57,115	6,579,648
Seaboard Corp.	780	3,041,423
Seneca Foods Corp., Class A *	19,941	588,658
Seneca Foods Corp., Class B *	3,484	106,471
Simply Good Foods Co. *	144,533	2,957,145
The Boston Beer Co., Inc., Class A *	24,332	7,605,210
The Hain Celestial Group, Inc. *	255,046	5,016,755
Tootsie Roll Industries, Inc. (a)	52,028	1,934,921
TreeHouse Foods, Inc. *	159,503	9,662,692
Universal Corp.	71,507	4,243,225
Vector Group Ltd.	305,893	3,585,066
		118,362,751

Health Care Equipment & Services 6.3%
AAC Holdings, Inc. *	58,217	148,453
Acadia Healthcare Co., Inc. *	251,653	6,615,957
Accuray, Inc. *	258,044	1,243,772
Addus HomeCare Corp. *	28,623	1,923,752
Allscripts Healthcare Solutions, Inc. *	500,870	5,369,326
Amedisys, Inc. *	82,557	10,261,835
American Renal Associates Holdings, Inc. *	47,959	599,008
AMN Healthcare Services, Inc. *	133,968	6,699,740
AngioDynamics, Inc. *	104,162	2,334,270
Antares Pharma, Inc. *	410,598	1,474,047
AtriCure, Inc. *	99,888	3,190,423
Atrion Corp.	4,029	3,168,285
Avanos Medical, Inc. *	134,978	6,354,764
AxoGen, Inc. *	93,454	1,725,161
Axonics Modulation Technologies, Inc. *	23,646	502,714
BioScrip, Inc. *	359,862	1,169,551
BioTelemetry, Inc. *	94,534	7,063,580
Brookdale Senior Living, Inc. *	538,794	3,642,247
Cantel Medical Corp.	102,981	7,571,163
Capital Senior Living Corp. *	80,632	403,160
Cardiovascular Systems, Inc. *	99,642	3,524,337
Castlight Health, Inc., Class B *	209,930	669,677
Cerus Corp. *	391,572	2,549,134
Chemed Corp.	45,638	15,037,721
Civitas Solutions, Inc. *	43,751	777,018
Community Health Systems, Inc. *	326,663	1,616,982
Computer Programs & Systems, Inc.	35,269	1,161,761
CONMED Corp.	73,413	5,645,460
CorVel Corp. *	26,003	1,750,002
CryoLife, Inc. *	97,931	2,896,799
Diplomat Pharmacy, Inc. *	162,875	1,050,544
Endologix, Inc. *	288,980	150,587
Evolent Health, Inc., Class A *	203,366	2,682,398
GenMark Diagnostics, Inc. *	156,664	1,204,746
Glaukos Corp. *	95,056	7,050,303
Globus Medical, Inc., Class A *	217,224	10,576,637
Guardant Health, Inc. *	36,238	2,414,900
Haemonetics Corp. *	147,407	12,805,246
Hanger, Inc. *	103,781	2,098,452
HealthEquity, Inc. *	154,193	12,409,453
HealthStream, Inc.	71,750	1,994,650
Heska Corp. *	19,787	1,618,379
Hill-Rom Holdings, Inc.	191,086	20,264,670
HMS Holdings Corp. *	239,878	8,266,196
ICU Medical, Inc. *	47,272	11,617,567
Inogen, Inc. *	50,457	5,422,109
Security	Number of Shares	Value ($)
Inovalon Holdings, Inc., Class A *	202,441	2,660,075
Inspire Medical Systems, Inc. *	34,081	2,113,022
Insulet Corp. *	167,903	15,767,771
Integer Holdings Corp. *	85,661	7,791,725
Integra LifeSciences Holdings Corp. *	201,316	11,090,498
Invacare Corp.	93,385	908,636
iRhythm Technologies, Inc. *	62,401	5,977,392
Lantheus Holdings, Inc. *	112,122	2,561,988
LeMaitre Vascular, Inc.	44,316	1,325,935
LHC Group, Inc. *	83,389	9,146,939
LivaNova plc *	138,151	12,875,673
Magellan Health, Inc. *	69,039	4,702,246
Masimo Corp. *	138,362	18,164,163
Medidata Solutions, Inc. *	174,389	13,082,663
MEDNAX, Inc. *	253,447	8,340,941
Meridian Bioscience, Inc.	119,123	2,033,430
Merit Medical Systems, Inc. *	156,520	8,722,860
National HealthCare Corp.	26,958	2,194,651
National Research Corp.	31,313	1,219,015
Natus Medical, Inc. *	96,866	2,676,408
Neogen Corp. *	147,367	9,130,859
Nevro Corp. *	86,330	3,977,223
NextGen Healthcare, Inc. *	137,966	2,414,405
NuVasive, Inc. *	145,571	8,574,132
Omnicell, Inc. *	112,440	9,551,778
OraSure Technologies, Inc. *	171,877	1,847,678
Orthofix Medical, Inc. *	53,141	3,246,915
Owens & Minor, Inc.	175,107	1,092,668
Patterson Cos., Inc.	234,556	5,289,238
Penumbra, Inc. *	88,188	11,788,090
Premier, Inc., Class A *	151,403	5,538,322
Quidel Corp. *	99,814	6,543,806
R1 RCM, Inc. *	275,019	2,719,938
RadNet, Inc. *	120,364	1,641,765
SeaSpine Holdings Corp. *	41,407	635,183
Select Medical Holdings Corp. *	309,428	4,585,723
Senseonics Holdings, Inc. *(a)	258,562	773,100
SI-BONE, Inc. *	22,744	471,256
STAAR Surgical Co. *	82,011	3,018,005
Surgery Partners, Inc. *	50,860	636,767
Surmodics, Inc. *	37,530	2,189,875
Tabula Rasa HealthCare, Inc. *	48,848	2,692,013
Tactile Systems Technology, Inc. *	47,979	3,646,884
Tandem Diabetes Care, Inc. *	162,897	10,681,156
Teladoc Health, Inc. *	199,033	12,809,764
Tenet Healthcare Corp. *	237,112	6,776,661
The Ensign Group, Inc.	139,370	6,891,846
The Providence Service Corp. *	30,979	2,209,422
Tivity Health, Inc. *	115,043	2,461,920
TransEnterix, Inc. *(a)	535,691	1,333,871
Triple-S Management Corp., Class B *	62,797	1,597,556
US Physical Therapy, Inc.	36,163	3,986,609
Varex Imaging Corp. *	109,337	3,437,555
ViewRay, Inc. *	158,060	1,340,349
Vocera Communications, Inc. *	86,786	2,876,088
Wright Medical Group N.V. *	331,737	10,386,685
		500,868,072

Household & Personal Products 0.8%
Avon Products, Inc. *	1,269,057	3,921,386
Central Garden & Pet Co. *	29,393	919,413
Central Garden & Pet Co., Class A *	115,811	3,225,336
Edgewell Personal Care Co. *	153,697	6,817,999
elf Beauty, Inc. *	62,837	499,554
Energizer Holdings, Inc.	181,000	8,304,280
Inter Parfums, Inc.	49,519	3,653,017
Medifast, Inc.	33,747	4,300,380

57
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Natural Health Trends Corp. (a)	20,540	261,269
Nu Skin Enterprises, Inc., Class A	158,481	9,526,293
Revlon, Inc., Class A *(a)	22,294	595,027
Spectrum Brands Holdings, Inc.	128,929	6,984,084
USANA Health Sciences, Inc. *	39,064	3,847,804
WD-40 Co.	39,571	7,082,022
		59,937,864

Insurance 2.7%
Ambac Financial Group, Inc. *	127,402	2,518,738
American Equity Investment Life Holding Co.	257,153	8,138,892
American National Insurance Co.	24,747	3,642,511
AMERISAFE, Inc.	55,394	3,495,915
Argo Group International Holdings Ltd.	96,592	6,714,110
Assured Guaranty Ltd.	301,428	12,587,633
Citizens, Inc. *(a)	137,800	941,174
CNO Financial Group, Inc.	468,958	7,986,355
Crawford & Co., Class A	47,106	472,944
Crawford & Co., Class B	27,699	284,746
Donegal Group, Inc., Class A	35,656	480,286
eHealth, Inc. *	51,755	2,764,235
EMC Insurance Group, Inc.	25,825	824,592
Employers Holdings, Inc.	93,780	3,906,875
Enstar Group Ltd. *	42,741	7,624,994
FBL Financial Group, Inc., Class A	27,893	1,948,884
First American Financial Corp.	317,141	16,107,591
Genworth Financial, Inc., Class A *	1,421,650	5,501,785
Global Indemnity Ltd.	11,616	448,145
Greenlight Capital Re Ltd., Class A *	76,231	853,025
Health Insurance Innovations, Inc., Class A *(a)	34,019	1,265,847
Horace Mann Educators Corp.	117,236	4,594,479
James River Group Holdings Ltd.	86,040	3,535,384
Kemper Corp.	173,460	14,414,526
Kinsale Capital Group, Inc.	55,449	3,701,775
Maiden Holdings Ltd.	193,919	238,520
MBIA, Inc. *	254,848	2,530,641
Mercury General Corp.	77,740	4,117,888
National General Holdings Corp.	182,990	4,722,972
National Western Life Group, Inc., Class A	6,610	2,035,880
NI Holdings, Inc. *	27,041	408,049
Primerica, Inc.	121,809	15,230,997
ProAssurance Corp.	153,031	6,213,059
RLI Corp.	110,798	7,813,475
Safety Insurance Group, Inc.	41,684	3,724,049
Selective Insurance Group, Inc.	167,211	11,029,238
State Auto Financial Corp.	46,009	1,549,123
Stewart Information Services Corp.	66,840	2,869,441
The Hanover Insurance Group, Inc.	120,421	14,295,177
The Navigators Group, Inc.	66,177	4,617,831
Third Point Reinsurance Ltd. *	210,091	2,245,873
Trupanion, Inc. *(a)	72,411	2,197,674
United Fire Group, Inc.	61,261	2,985,861
United Insurance Holdings Corp.	60,143	985,142
Universal Insurance Holdings, Inc.	92,163	3,598,044
White Mountains Insurance Group Ltd.	9,073	8,523,085
		216,687,460

Materials 4.5%
AdvanSix, Inc. *	84,713	2,774,351
AK Steel Holding Corp. *	906,504	2,737,642
Allegheny Technologies, Inc. *	356,074	10,194,399
American Vanguard Corp.	74,994	1,408,387
AptarGroup, Inc.	179,061	18,215,876
Balchem Corp.	91,440	8,113,471
Security	Number of Shares	Value ($)
Bemis Co., Inc.	258,430	13,670,947
Boise Cascade Co.	109,294	3,048,210
Cabot Corp.	170,401	7,988,399
Carpenter Technology Corp.	134,288	6,303,479
Century Aluminum Co. *	137,860	1,189,732
Chase Corp.	20,330	1,962,861
Clearwater Paper Corp. *	46,268	1,323,265
Cleveland-Cliffs, Inc.	844,195	9,362,123
Coeur Mining, Inc. *	577,098	2,758,528
Commercial Metals Co.	334,415	5,534,568
Compass Minerals International, Inc.	96,810	5,070,908
Domtar Corp.	179,681	9,147,560
Eagle Materials, Inc.	133,544	10,208,103
Element Solutions, Inc. *	667,503	7,516,084
Ferro Corp. *	236,662	4,588,876
Forterra, Inc. *(a)	52,354	274,858
FutureFuel Corp.	72,809	1,342,598
GCP Applied Technologies, Inc. *	206,427	6,186,617
Graphic Packaging Holding Co.	884,644	10,774,964
Greif, Inc., Class A	72,906	2,930,821
Greif, Inc., Class B	15,945	724,860
H.B. Fuller Co.	143,398	7,238,731
Hawkins, Inc.	27,096	1,116,897
Haynes International, Inc.	35,179	1,237,597
Hecla Mining Co.	1,377,132	3,305,117
Ingevity Corp. *	119,673	13,788,723
Innophos Holdings, Inc.	55,115	1,829,818
Innospec, Inc.	70,996	5,811,733
Kaiser Aluminum Corp.	46,642	5,106,366
Koppers Holdings, Inc. *	58,902	1,448,400
Kraton Corp. *	92,008	3,273,645
Kronos Worldwide, Inc.	61,902	944,005
Livent Corp. *(a)	57,278	733,158
Loop Industries, Inc. *(a)	33,263	322,318
Louisiana-Pacific Corp.	401,105	10,135,923
LSB Industries, Inc. *	57,094	402,513
Materion Corp.	57,993	3,350,836
McEwen Mining, Inc. (a)	790,756	1,431,268
Mercer International, Inc.	120,953	1,732,047
Minerals Technologies, Inc.	100,596	5,955,283
Myers Industries, Inc.	99,344	1,895,484
Neenah, Inc.	48,369	3,268,777
Olin Corp.	475,651	12,300,335
OMNOVA Solutions, Inc. *	126,067	1,027,446
Owens-Illinois, Inc.	452,524	9,014,278
P.H. Glatfelter Co.	123,022	1,654,646
PolyOne Corp.	225,996	7,371,990
PQ Group Holdings, Inc. *	102,665	1,681,653
Quaker Chemical Corp.	37,852	7,910,689
Ramaco Resources, Inc. *	17,336	92,401
Rayonier Advanced Materials, Inc.	143,910	2,027,692
Resolute Forest Products, Inc.	265,432	2,165,925
Schnitzer Steel Industries, Inc., Class A	75,266	1,828,964
Schweitzer-Mauduit International, Inc.	86,424	3,332,509
Sensient Technologies Corp.	119,510	7,732,297
Silgan Holdings, Inc.	220,831	6,251,726
Stepan Co.	57,838	5,442,556
Summit Materials, Inc., Class A *	321,669	5,468,373
SunCoke Energy, Inc. *	181,921	1,804,656
The Scotts Miracle-Gro Co., Class A	111,789	9,155,519
TimkenSteel Corp. *	110,249	1,373,703
Tredegar Corp.	71,795	1,250,669
Trinseo S.A.	119,754	6,010,453
Tronox Ltd., Class A	264,607	3,130,301
United States Lime & Minerals, Inc.	5,820	419,040
United States Steel Corp.	504,629	11,308,736
US Concrete, Inc. *	44,895	1,800,738
Valhi, Inc.	76,265	308,873

58
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Valvoline, Inc.	536,934	10,088,990
Venator Materials plc *	157,871	929,860
Verso Corp., Class A *	97,008	1,906,207
Warrior Met Coal, Inc.	123,138	3,605,481
Worthington Industries, Inc.	113,543	4,463,375
		362,541,207

Media & Entertainment 2.8%
AMC Entertainment Holdings, Inc., Class A (a)	148,367	2,081,589
AMC Networks, Inc., Class A *	128,909	8,470,610
ANGI Homeservices, Inc., Class A *	157,321	2,583,211
Cable One, Inc.	14,142	13,420,617
Cargurus, Inc. *	94,121	4,021,790
Cars.com, Inc. *	179,406	4,223,217
Central European Media Enterprises Ltd., Class A *	248,280	871,463
Cinemark Holdings, Inc.	301,901	11,360,535
Clear Channel Outdoor Holdings, Inc., Class A *	119,569	655,238
comScore, Inc. *	132,995	2,900,621
Emerald Expositions Events, Inc.	70,216	883,317
Entercom Communications Corp., Class A	346,163	2,132,364
Entravision Communications Corp., Class A	181,604	717,336
Eventbrite, Inc., Class A *	32,312	955,789
Gannett Co., Inc.	318,548	3,739,753
Global Eagle Entertainment, Inc. *(a)	140,804	374,539
Glu Mobile, Inc. *	315,209	2,830,577
Gray Television, Inc. *	221,454	4,852,057
Hemisphere Media Group, Inc. *	47,554	661,001
John Wiley & Sons, Inc., Class A	131,574	6,827,375
Liberty Latin America Ltd., Class A *	123,595	2,424,934
Liberty Latin America Ltd., Class C *	340,449	6,601,306
Liberty Media Corp. - Liberty Braves, Class A *	30,776	854,342
Liberty Media Corp. - Liberty Braves, Class C *	97,382	2,711,115
Liberty TripAdvisor Holdings, Inc., Class A *	202,930	3,062,214
Loral Space & Communications, Inc. *	35,580	1,455,578
Match Group, Inc.	149,459	8,277,039
Meredith Corp.	113,275	6,487,259
MSG Networks, Inc., Class A *	175,212	4,229,618
National CineMedia, Inc.	175,871	1,361,242
New Media Investment Group, Inc.	152,576	2,032,312
Nexstar Media Group, Inc., Class A	130,224	12,726,791
Scholastic Corp.	78,181	3,307,838
Sinclair Broadcast Group, Inc., Class A	205,041	7,401,980
TEGNA, Inc.	614,208	8,089,119
The E.W. Scripps Co., Class A	161,187	3,409,105
The Madison Square Garden Co., Class A *	49,173	14,168,708
The Marcus Corp.	61,182	2,593,505
The New York Times Co., Class A	400,256	13,148,410
Tribune Media Co., Class A	229,477	10,608,722
Tribune Publishing Co. *	56,831	685,382
TrueCar, Inc. *	242,603	1,756,446
WideOpenWest, Inc. *	76,678	630,293
World Wrestling Entertainment, Inc., Class A	123,000	10,295,100
Yelp, Inc. *	218,282	8,133,187
Zynga, Inc., Class A *	2,373,584	12,390,108
		223,404,652

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.1%
ACADIA Pharmaceuticals, Inc. *	320,097	8,482,570
Accelerate Diagnostics, Inc. *(a)	71,495	1,528,563
Acceleron Pharma, Inc. *	124,771	5,494,915
Achaogen, Inc. *(a)	87,692	63,585
Achillion Pharmaceuticals, Inc. *	389,470	977,570
Aclaris Therapeutics, Inc. *	95,914	621,523
Acorda Therapeutics, Inc. *	110,780	1,632,897
Aduro Biotech, Inc. *	142,156	611,271
Aerie Pharmaceuticals, Inc. *	110,284	5,146,954
Agenus, Inc. *	286,147	884,194
Agios Pharmaceuticals, Inc. *	145,475	9,436,963
Aimmune Therapeutics, Inc. *	108,928	2,624,076
Akcea Therapeutics, Inc. *(a)	45,704	1,555,307
Akebia Therapeutics, Inc. *	295,230	2,149,274
Akorn, Inc. *	264,392	1,070,788
Alder Biopharmaceuticals, Inc. *	164,082	2,103,531
Allakos, Inc. *	21,860	873,526
Allogene Therapeutics, Inc. *	54,657	1,732,080
AMAG Pharmaceuticals, Inc. *	97,036	1,444,866
Amicus Therapeutics, Inc. *	540,097	6,535,174
Amneal Pharmaceuticals, Inc. *	227,273	3,075,004
Amphastar Pharmaceuticals, Inc. *	97,486	2,422,527
AnaptysBio, Inc. *	66,281	4,564,772
ANI Pharmaceuticals, Inc. *	23,258	1,530,144
Anika Therapeutics, Inc. *	40,798	1,331,239
Apellis Pharmaceuticals, Inc. *	94,721	1,435,023
Aptinyx, Inc. *	18,828	99,788
Arcus Biosciences, Inc. *	25,446	300,008
Arena Pharmaceuticals, Inc. *	140,381	7,007,820
Arqule, Inc. *	274,972	899,158
Array BioPharma, Inc. *	608,871	13,967,501
Arrowhead Pharmaceuticals, Inc. *	268,762	5,246,234
Arvinas Holding Co. LLC *	20,816	402,998
Assembly Biosciences, Inc. *	57,584	1,231,722
Assertio Therapeutics, Inc. *	179,608	743,577
Atara Biotherapeutics, Inc. *	130,004	4,655,443
Athenex, Inc. *	122,990	1,619,778
Audentes Therapeutics, Inc. *	97,060	2,971,977
Avrobio, Inc. *	16,677	277,839
Bellicum Pharmaceuticals, Inc. *	121,844	391,119
BioCryst Pharmaceuticals, Inc. *	307,378	2,538,942
Biohaven Pharmaceutical Holding Co., Ltd. *	99,889	4,393,118
Blueprint Medicines Corp. *	124,474	10,230,518
Bruker Corp.	284,014	10,852,175
Cambrex Corp. *	96,208	3,977,239
Cara Therapeutics, Inc. *	93,786	1,599,051
CASI Pharmaceuticals, Inc. *(a)	160,219	525,518
Catalent, Inc. *	412,465	17,826,737
Charles River Laboratories International, Inc. *	136,819	19,451,557
Chimerix, Inc. *	149,480	303,444
Clovis Oncology, Inc. *	151,289	4,581,031
Codexis, Inc. *	138,043	2,984,490
Coherus Biosciences, Inc. *	161,969	2,322,635
Corcept Therapeutics, Inc. *	296,711	3,699,986
Crinetics Pharmaceuticals, Inc. *(a)	16,812	401,807
Cymabay Therapeutics, Inc. *	165,648	1,956,303
Cytokinetics, Inc. *	153,488	1,108,183
CytomX Therapeutics, Inc. *	126,368	1,417,849
Deciphera Pharmaceuticals, Inc. *	41,281	1,172,380
Denali Therapeutics, Inc. *	186,823	4,065,268
Dermira, Inc. *	96,830	808,530
Dicerna Pharmaceuticals, Inc. *	135,654	1,656,335
Dova Pharmaceuticals, Inc. *(a)	37,226	285,896
Dynavax Technologies Corp. *	160,138	1,473,270

59
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Eagle Pharmaceuticals, Inc. *	31,393	1,571,848
Editas Medicine, Inc. *	126,623	2,612,232
Eidos Therapeutics, Inc. *(a)	17,572	324,555
Eloxx Pharmaceuticals, Inc. *	61,894	795,338
Emergent BioSolutions, Inc. *	128,692	7,509,178
Enanta Pharmaceuticals, Inc. *	45,294	4,644,447
Endo International plc *	566,854	6,229,725
Enzo Biochem, Inc. *	123,376	417,011
Epizyme, Inc. *	181,787	2,355,960
Esperion Therapeutics, Inc. *	69,301	3,194,776
Evelo Biosciences, Inc. *(a)	13,711	120,520
Exact Sciences Corp. *	349,404	31,795,764
FibroGen, Inc. *	214,214	12,381,569
Five Prime Therapeutics, Inc. *	100,005	1,158,058
Flexion Therapeutics, Inc. *	93,535	1,292,654
G1 Therapeutics, Inc. *	72,220	1,333,181
Genomic Health, Inc. *	59,041	4,485,345
Geron Corp. *(a)	508,021	741,711
Global Blood Therapeutics, Inc. *	158,737	8,333,692
Gritstone Oncology, Inc. *	18,679	240,212
Halozyme Therapeutics, Inc. *	360,108	6,211,863
Heron Therapeutics, Inc. *	195,518	5,175,361
Homology Medicines, Inc. *	25,846	761,940
Horizon Pharma plc *	475,269	13,787,554
ImmunoGen, Inc. *	418,762	1,976,557
Immunomedics, Inc. *	484,416	7,634,396
Innoviva, Inc. *	191,129	3,000,725
Inovio Pharmaceuticals, Inc. *	257,064	940,854
Insmed, Inc. *	220,347	6,533,289
Insys Therapeutics, Inc. *(a)	66,555	418,631
Intellia Therapeutics, Inc. *	86,178	1,312,491
Intercept Pharmaceuticals, Inc. *	62,394	6,223,178
Intersect ENT, Inc. *	89,347	3,036,905
Intra-Cellular Therapies, Inc. *	133,762	1,821,838
Intrexon Corp. *	200,183	1,595,459
Invitae Corp. *	185,744	3,737,169
Iovance Biotherapeutics, Inc. *	353,632	3,631,801
Ironwood Pharmaceuticals, Inc. *	397,900	5,666,096
Jounce Therapeutics, Inc. *	44,000	195,800
Karyopharm Therapeutics, Inc. *	141,270	583,445
Kodiak Sciences, Inc. *	25,680	179,760
Kura Oncology, Inc. *	85,298	1,299,942
La Jolla Pharmaceutical Co. *(a)	58,295	332,281
Lannett Co., Inc. *(a)	95,078	894,684
Lexicon Pharmaceuticals, Inc. *	136,887	728,239
Ligand Pharmaceuticals, Inc., Class B *	60,468	7,502,869
Luminex Corp.	116,589	2,970,688
MacroGenics, Inc. *	120,907	2,418,140
Madrigal Pharmaceuticals, Inc. *	23,310	3,060,137
Mallinckrodt plc *	235,116	5,868,495
MannKind Corp. *	529,326	947,494
Medpace Holdings, Inc. *	74,326	4,084,214
Melinta Therapeutics, Inc. *	21,721	115,773
Menlo Therapeutics, Inc. *	20,552	174,898
Mirati Therapeutics, Inc. *	92,271	6,717,329
Momenta Pharmaceuticals, Inc. *	275,340	3,879,541
MyoKardia, Inc. *	96,373	4,322,329
Myriad Genetics, Inc. *	213,206	6,615,782
NantKwest, Inc. *(a)	77,877	88,001
Natera, Inc. *	109,620	1,736,381
NeoGenomics, Inc. *	265,057	5,195,117
Novavax, Inc. *(a)	1,072,659	756,332
Odonate Therapeutics, Inc. *(a)	30,226	498,124
Omeros Corp. *(a)	134,012	1,932,453
OPKO Health, Inc. *	1,021,792	2,605,570
Optinose, Inc. *(a)	39,038	289,662
Osmotica Pharmaceuticals plc *	18,794	135,129
Ovid therapeutics, Inc. *	36,671	75,542
Security	Number of Shares	Value ($)
Pacific Biosciences of California, Inc. *	394,258	2,882,026
Pacira Pharmaceuticals, Inc. *	117,211	4,826,749
Paratek Pharmaceuticals, Inc. *(a)	81,150	525,852
PDL BioPharma, Inc. *	408,855	1,484,144
Phibro Animal Health Corp., Class A	56,547	1,656,827
Portola Pharmaceuticals, Inc. *	189,107	5,807,476
Prestige Consumer Healthcare, Inc. *	150,872	4,414,515
Principia Biopharma, Inc. *	24,762	877,070
Progenics Pharmaceuticals, Inc. *	235,646	1,041,555
Prothena Corp. plc *	111,975	1,500,465
PTC Therapeutics, Inc. *	150,913	5,212,535
Puma Biotechnology, Inc. *	87,287	2,427,451
Quanterix Corp. *	25,452	628,919
Radius Health, Inc. *	116,309	2,205,219
Reata Pharmaceuticals, Inc., Class A *	44,341	4,183,130
REGENXBIO, Inc. *	86,436	4,471,334
Repligen Corp. *	111,274	6,623,028
resTORbio, Inc. *(a)	19,476	166,715
Retrophin, Inc. *	116,683	2,632,368
Revance Therapeutics, Inc. *	107,869	1,827,301
Rhythm Pharmaceuticals, Inc. *	62,444	1,790,894
Rocket Pharmaceuticals, Inc. *	74,092	1,289,942
Rubius Therapeutics, Inc. *	30,038	477,003
Sangamo Therapeutics, Inc. *	291,804	2,629,154
Seres Therapeutics, Inc. *	57,355	351,586
SIGA Technologies, Inc. *	121,206	821,777
Solid Biosciences, Inc. *	39,968	427,258
Spark Therapeutics, Inc. *	93,102	10,548,457
Spectrum Pharmaceuticals, Inc. *	291,667	3,152,920
Supernus Pharmaceuticals, Inc. *	148,877	6,080,137
Surface Oncology, Inc. *	20,212	85,497
Syros Pharmaceuticals, Inc. *	63,375	430,316
TG Therapeutics, Inc. *	188,522	1,281,950
The Medicines Co. *	189,421	4,673,016
TherapeuticsMD, Inc. *(a)	567,980	3,248,846
Theravance Biopharma, Inc. *	123,789	3,004,359
Tricida, Inc. *	44,910	1,038,768
Twist Bioscience Corp. *	14,140	307,828
Ultragenyx Pharmaceutical, Inc. *	136,462	8,752,673
UNITY Biotechnology, Inc. *(a)	13,095	130,950
Vanda Pharmaceuticals, Inc. *	147,201	2,979,348
Voyager Therapeutics, Inc. *	58,711	880,665
WaVe Life Sciences Ltd. *	50,153	2,102,915
Xencor, Inc. *	135,287	4,104,608
Y-mAbs Therapeutics, Inc. *	17,181	371,969
ZIOPHARM Oncology, Inc. *(a)	368,141	1,086,016
Zogenix, Inc. *	119,409	6,296,437
		563,723,562

Real Estate 8.6%
Acadia Realty Trust	233,604	6,655,378
Agree Realty Corp.	98,093	6,447,653
Alexander & Baldwin, Inc. *	193,346	4,433,424
Alexander's, Inc.	10,871	4,149,569
Altisource Portfolio Solutions S.A. *(a)	29,703	744,654
American Assets Trust, Inc.	107,999	4,691,477
American Finance Trust, Inc. (a)	150,452	1,626,386
Americold Realty Trust	168,414	4,841,902
Apple Hospitality REIT, Inc.	611,582	10,078,871
Armada Hoffler Properties, Inc.	142,493	2,180,143
Ashford Hospitality Trust, Inc.	253,441	1,358,444
Braemar Hotels & Resorts, Inc.	85,850	1,117,767
Brandywine Realty Trust	513,327	8,069,500
CareTrust REIT, Inc.	252,721	5,645,787
CBL & Associates Properties, Inc.	485,179	1,038,283
Cedar Realty Trust, Inc.	247,735	862,118
Chatham Lodging Trust	133,538	2,668,089

60
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Chesapeake Lodging Trust	172,568	5,197,748
CIM Commercial Trust Corp.	6,185	112,753
Colony Capital, Inc.	1,393,094	7,745,603
Columbia Property Trust, Inc.	333,535	7,214,362
CoreCivic, Inc.	336,948	7,136,559
CorePoint Lodging, Inc.	118,143	1,650,458
CoreSite Realty Corp.	104,191	10,653,530
Corporate Office Properties Trust	308,421	8,015,862
Cousins Properties, Inc.	1,195,718	11,383,235
CubeSmart	530,400	16,251,456
DiamondRock Hospitality Co.	591,548	6,323,648
Easterly Government Properties, Inc.	176,688	3,176,850
EastGroup Properties, Inc.	102,745	10,856,037
Empire State Realty Trust, Inc., Class A	397,887	6,055,840
EPR Properties	211,499	15,540,946
Equity Commonwealth	345,329	11,274,992
eXp World Holdings, Inc. *(a)	107,187	1,205,854
First Industrial Realty Trust, Inc.	359,810	12,060,831
Forestar Group, Inc. *	29,481	500,293
Four Corners Property Trust, Inc.	193,222	5,292,351
Franklin Street Properties Corp.	301,357	2,181,825
Front Yard Residential Corp.	136,952	1,524,276
FRP Holdings, Inc. *	18,368	941,360
Getty Realty Corp.	96,561	3,181,685
Gladstone Commercial Corp.	84,056	1,734,916
Global Net Lease, Inc.	216,750	3,866,820
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	176,511	4,345,701
Healthcare Realty Trust, Inc.	355,363	11,247,239
Hersha Hospitality Trust	101,806	1,919,043
HFF, Inc., Class A	111,907	5,058,196
Hospitality Properties Trust	467,796	12,663,238
Hudson Pacific Properties, Inc.	445,492	14,799,244
Independence Realty Trust, Inc.	256,267	2,654,926
Industrial Logistics Properties Trust	183,367	3,825,036
InfraREIT, Inc.	111,455	2,379,564
Investors Real Estate Trust	33,498	2,022,609
iStar, Inc.	190,984	1,671,110
Kennedy-Wilson Holdings, Inc.	356,666	7,411,519
Kite Realty Group Trust	241,892	3,807,380
Lexington Realty Trust	597,645	5,552,122
Life Storage, Inc.	132,221	12,904,770
LTC Properties, Inc.	113,081	5,023,058
Mack-Cali Realty Corp.	258,015	5,420,895
Marcus & Millichap, Inc. *	59,677	2,304,726
MedEquities Realty Trust, Inc.	90,074	959,288
Medical Properties Trust, Inc.	1,039,117	18,943,103
Monmouth Real Estate Investment Corp., Class A	257,051	3,408,496
National Health Investors, Inc.	119,890	9,355,017
National Storage Affiliates Trust	161,690	4,579,061
New Senior Investment Group, Inc.	230,799	1,190,923
Newmark Group, Inc., Class A	421,721	3,905,136
NexPoint Residential Trust, Inc.	60,780	2,184,433
NorthStar Realty Europe Corp.	139,952	2,510,739
Office Properties Income Trust	137,957	4,209,068
One Liberty Properties, Inc.	40,631	1,170,985
Outfront Media, Inc.	398,175	8,935,047
Paramount Group, Inc.	580,934	8,342,212
Pebblebrook Hotel Trust	363,671	11,641,109
Pennsylvania Real Estate Investment Trust (a)	180,156	1,107,959
Physicians Realty Trust	520,125	9,398,659
Piedmont Office Realty Trust, Inc., Class A	366,354	7,499,266
PotlatchDeltic Corp.	191,143	6,879,237
Preferred Apartment Communities, Inc., Class A	117,286	1,787,439
PS Business Parks, Inc.	56,850	8,366,614
Security	Number of Shares	Value ($)
QTS Realty Trust, Inc., Class A	145,456	6,069,879
Rayonier, Inc.	368,481	10,859,135
RE/MAX Holdings, Inc., Class A	49,872	1,956,479
Realogy Holdings Corp.	335,703	4,565,561
Redfin Corp. *(a)	194,744	3,889,038
Retail Opportunity Investments Corp.	324,256	5,567,476
Retail Properties of America, Inc., Class A	610,382	7,605,360
Retail Value, Inc.	44,193	1,375,728
Rexford Industrial Realty, Inc.	263,500	9,032,780
RLJ Lodging Trust	499,576	9,277,126
RPT Realty	225,209	2,855,650
Ryman Hospitality Properties, Inc.	145,721	11,801,944
Sabra Health Care REIT, Inc.	507,352	9,193,218
Saul Centers, Inc.	33,672	1,908,192
Seritage Growth Properties, Class A (a)	78,241	3,454,340
SITE Centers Corp.	414,888	5,538,755
Spirit MTA REIT	121,554	893,422
Spirit Realty Capital, Inc.	244,678	9,454,358
STAG Industrial, Inc.	309,773	8,574,517
STORE Capital Corp.	538,179	17,474,672
Summit Hotel Properties, Inc.	294,295	3,352,020
Sunstone Hotel Investors, Inc.	646,961	9,736,763
Tanger Factory Outlet Centers, Inc.	266,384	5,751,231
Taubman Centers, Inc.	173,063	9,238,103
Tejon Ranch Co. *	59,064	1,092,093
Terreno Realty Corp.	168,756	6,902,120
The GEO Group, Inc.	348,391	7,915,443
The Howard Hughes Corp. *	111,218	12,387,461
The RMR Group, Inc., Class A	19,632	1,404,670
The St. Joe Co. *	172,196	2,675,926
Tier REIT, Inc.	152,463	3,697,228
UMH Properties, Inc.	101,391	1,387,029
Uniti Group, Inc.	505,938	4,877,242
Universal Health Realty Income Trust	35,539	2,646,589
Urban Edge Properties	324,026	6,292,585
Urstadt Biddle Properties, Inc.	7,650	125,842
Urstadt Biddle Properties, Inc., Class A	84,779	1,773,577
Washington Prime Group, Inc.	522,771	3,021,616
Washington Real Estate Investment Trust	226,951	6,011,932
Weingarten Realty Investors	339,862	9,791,424
Whitestone REIT	111,722	1,453,503
Xenia Hotels & Resorts, Inc.	318,927	6,228,644
		688,184,373

Retailing 3.9%
1-800-Flowers.com, Inc., Class A *	67,882	1,211,015
Aaron's, Inc.	195,284	10,601,968
Abercrombie & Fitch Co., Class A	187,891	4,124,207
America's Car-Mart, Inc. *	18,130	1,479,408
American Eagle Outfitters, Inc.	481,505	9,822,702
Asbury Automotive Group, Inc. *	56,429	4,051,038
Ascena Retail Group, Inc. *	515,182	1,143,704
At Home Group, Inc. *	77,897	1,906,919
AutoNation, Inc. *	163,301	5,757,993
Barnes & Noble Education, Inc. *	101,500	699,335
Barnes & Noble, Inc.	161,547	1,017,746
Bed Bath & Beyond, Inc.	392,008	6,558,294
Big Lots, Inc.	116,069	3,659,656
Boot Barn Holdings, Inc. *	82,482	2,350,737
Caleres, Inc.	124,714	3,878,605
Camping World Holdings, Inc., Class A (a)	91,519	1,180,595
Carvana Co. *(a)	93,348	4,187,591
Chico's FAS, Inc.	363,665	2,123,804
Conn's, Inc. *	68,367	1,612,778
Core-Mark Holding Co., Inc.	130,694	4,118,168
Dick's Sporting Goods, Inc.	209,224	8,172,289
Dillard's, Inc., Class A (a)	53,120	4,172,045

61
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
DSW, Inc., Class A	194,529	5,760,004
Duluth Holdings, Inc., Class B *	27,932	709,473
Etsy, Inc. *	342,351	24,399,356
Express, Inc. *	192,000	998,400
Five Below, Inc. *	158,409	19,064,523
Floor & Decor Holdings, Inc., Class A *	163,756	6,088,448
Francesca's Holdings Corp. *	101,280	84,812
GameStop Corp., Class A	286,661	3,353,934
Genesco, Inc. *	57,756	2,787,882
GNC Holdings, Inc., Class A *	235,656	702,255
Group 1 Automotive, Inc.	52,486	3,263,579
Groupon, Inc. *	1,170,738	3,828,313
Guess?, Inc.	159,469	3,570,511
Haverty Furniture Cos., Inc.	57,788	1,407,716
Hibbett Sports, Inc. *	53,257	987,385
J. Jill, Inc. *	39,363	234,210
J.C. Penney Co., Inc. *	884,597	1,344,587
Lands' End, Inc. *	45,264	825,163
Liberty Expedia Holdings, Inc., Class A *	154,590	6,848,337
Liquidity Services, Inc. *	82,445	568,871
Lithia Motors, Inc., Class A	64,007	5,777,912
Lumber Liquidators Holdings, Inc. *	80,355	948,993
MarineMax, Inc. *	63,271	1,242,010
Monro, Inc.	93,538	7,137,885
Murphy USA, Inc. *	85,116	6,619,471
National Vision Holdings, Inc. *	179,699	6,037,886
Nutrisystem, Inc.	83,206	3,601,156
Office Depot, Inc.	1,558,978	5,409,654
Ollie's Bargain Outlet Holdings, Inc. *	146,667	12,938,963
Overstock.com, Inc. *(a)	63,683	1,261,560
Party City Holdco, Inc. *	160,180	1,667,474
Penske Automotive Group, Inc.	104,294	4,634,825
PetMed Express, Inc. (a)	58,144	1,340,219
Pier 1 Imports, Inc. *	226,142	305,292
Pool Corp.	114,699	18,299,078
Quotient Technology, Inc. *	221,832	2,224,975
Rent-A-Center, Inc. *	124,825	2,322,993
RH *	52,871	8,120,457
Sally Beauty Holdings, Inc. *	340,572	6,154,136
Shoe Carnival, Inc.	29,385	1,120,744
Shutterfly, Inc. *	95,147	4,263,537
Shutterstock, Inc.	52,068	2,412,310
Signet Jewelers Ltd.	148,145	4,164,356
Sleep Number Corp. *	87,803	3,832,601
Sonic Automotive, Inc., Class A	66,413	998,187
Sportsman's Warehouse Holdings, Inc. *	106,134	667,583
Stamps.com, Inc. *	48,422	4,551,184
Stitch Fix, Inc., Class A *(a)	62,781	1,746,567
Tailored Brands, Inc.	139,937	1,813,584
The Buckle, Inc. (a)	79,907	1,533,415
The Cato Corp., Class A	64,391	1,013,514
The Children's Place, Inc.	46,370	4,431,117
The Container Store Group, Inc. *	42,599	290,951
The Michaels Cos., Inc. *	257,952	3,647,441
Tile Shop Holdings, Inc.	108,231	690,514
Urban Outfitters, Inc. *	214,081	6,604,399
Vitamin Shoppe, Inc. *	43,955	323,948
Weyco Group, Inc.	17,716	537,149
Winmark Corp.	6,956	1,198,171
Zumiez, Inc. *	53,083	1,311,150
		313,855,717

Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc. *	109,305	5,505,693
Amkor Technology, Inc. *	363,503	3,191,556
Aquantia Corp. *	70,250	551,462
Axcelis Technologies, Inc. *	90,922	1,911,180
Security	Number of Shares	Value ($)
Brooks Automation, Inc.	205,135	6,586,885
Cabot Microelectronics Corp.	81,659	9,235,633
CEVA, Inc. *	61,919	1,722,587
Cirrus Logic, Inc. *	169,525	6,803,038
Cohu, Inc.	113,731	2,034,648
Cree, Inc. *	290,845	15,824,876
Cypress Semiconductor Corp.	1,030,108	15,894,566
Diodes, Inc. *	113,462	4,575,922
Entegris, Inc.	402,027	14,203,614
FormFactor, Inc. *	212,569	3,369,219
Ichor Holdings Ltd. *	64,529	1,353,173
Impinj, Inc. *(a)	42,634	713,267
Inphi Corp. *	125,126	5,407,946
Integrated Device Technology, Inc. *	366,276	17,702,119
Kulicke & Soffa Industries, Inc.	189,886	4,428,142
Lattice Semiconductor Corp. *	366,513	4,324,853
MACOM Technology Solutions Holdings, Inc. *	127,025	2,424,907
MaxLinear, Inc., Class A *	181,798	4,570,402
MKS Instruments, Inc.	153,860	12,750,378
Monolithic Power Systems, Inc.	111,013	14,887,953
Nanometrics, Inc. *	67,830	1,930,442
NeoPhotonics Corp. *(a)	108,359	866,872
PDF Solutions, Inc. *	85,412	1,017,257
Photronics, Inc. *	192,191	1,885,394
Power Integrations, Inc.	83,723	6,116,802
Rambus, Inc. *	320,884	3,295,479
Rudolph Technologies, Inc. *	89,683	2,025,042
Semtech Corp. *	187,516	10,320,881
Silicon Laboratories, Inc. *	122,688	9,940,182
SMART Global Holdings, Inc. *	34,742	1,018,288
SolarEdge Technologies, Inc. *	122,586	5,180,484
SunPower Corp. *(a)	170,397	1,099,061
Synaptics, Inc. *	98,872	4,139,771
Ultra Clean Holdings, Inc. *	109,429	1,165,419
Universal Display Corp.	120,676	18,009,686
Veeco Instruments, Inc. *	137,102	1,565,705
Versum Materials, Inc.	310,304	15,204,896
Xperi Corp.	137,402	3,297,648
		248,053,328

Software & Services 8.9%
2U, Inc. *	165,641	12,207,742
8x8, Inc. *	275,889	5,426,737
A10 Networks, Inc. *	156,708	1,093,822
ACI Worldwide, Inc. *	330,530	10,533,991
Alarm.com Holdings, Inc. *	99,032	6,499,470
Altair Engineering, Inc., Class A *	78,158	2,771,483
Alteryx, Inc., Class A *	85,464	6,521,758
Anaplan, Inc. *	44,452	1,667,395
Appfolio, Inc., Class A *	33,721	2,437,354
Appian Corp. *	79,385	2,896,759
Avalara, Inc. *	20,534	1,072,080
Avaya Holdings Corp. *	295,512	4,577,481
Benefitfocus, Inc. *	65,918	3,237,892
Blackbaud, Inc.	137,680	10,634,403
Blackline, Inc. *	103,293	5,406,356
Bottomline Technologies (DE), Inc. *	103,964	5,185,724
Box, Inc., Class A *	406,458	8,226,710
CACI International, Inc., Class A *	70,667	12,879,767
Carbon Black, Inc. *	29,610	387,595
Carbonite, Inc. *	92,390	2,149,915
Cardtronics plc, Class A *	104,832	3,093,592
Cass Information Systems, Inc.	34,041	1,777,961
Ceridian HCM Holding, Inc. *	101,232	4,962,393
ChannelAdvisor Corp. *	72,852	941,976
Cision Ltd. *	206,290	2,685,896

62
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cloudera, Inc. *	624,126	9,093,516
CommVault Systems, Inc. *	110,348	7,436,352
Conduent, Inc. *	525,122	7,677,284
CoreLogic, Inc. *	229,652	8,421,339
Cornerstone OnDemand, Inc. *	151,751	8,573,932
Coupa Software, Inc. *	146,990	13,844,988
CSG Systems International, Inc.	94,173	3,912,888
Dropbox, Inc., Class A *	261,346	6,235,716
Ebix, Inc. (a)	63,735	3,713,838
Elastic N.V. *	19,539	1,769,452
Ellie Mae, Inc. *	99,041	9,853,589
Endurance International Group Holdings, Inc. *	221,842	1,552,894
Envestnet, Inc. *	130,352	7,952,776
Euronet Worldwide, Inc. *	146,642	19,696,953
Everbridge, Inc. *	81,603	5,770,148
Everi Holdings, Inc. *	208,644	1,604,472
EVERTEC, Inc.	172,238	4,929,452
Exela Technologies, Inc. *	127,286	506,598
ExlService Holdings, Inc. *	97,651	5,995,771
Fair Isaac Corp. *	82,438	20,429,785
FireEye, Inc. *	562,223	9,422,857
Five9, Inc. *	167,833	8,901,862
ForeScout Technologies, Inc. *	66,198	2,749,865
Genpact Ltd.	394,314	13,099,111
GreenSky, Inc., Class A *	118,162	1,335,231
GTT Communications, Inc. *(a)	96,051	3,002,554
HubSpot, Inc. *	104,111	17,530,210
Instructure, Inc. *	90,852	4,245,514
Internap Corp. *	51,604	279,178
j2 Global, Inc.	133,718	11,367,367
LivePerson, Inc. *	164,978	4,612,785
LiveRamp Holdings, Inc. *	193,970	10,425,888
LogMeIn, Inc.	145,453	11,554,786
Manhattan Associates, Inc. *	186,105	10,189,249
ManTech International Corp., Class A	75,500	4,103,425
MAXIMUS, Inc.	182,158	12,874,927
MicroStrategy, Inc., Class A *	24,330	3,442,695
MoneyGram International, Inc. *	81,260	197,462
MongoDB, Inc. *	78,173	7,939,250
Monotype Imaging Holdings, Inc.	118,619	2,324,932
New Relic, Inc. *	129,705	13,716,304
NIC, Inc.	191,614	3,274,683
Okta, Inc. *	221,594	18,808,899
OneSpan, Inc. *	88,393	1,882,771
Paylocity Holding Corp. *	90,030	7,883,927
Pegasystems, Inc.	105,278	6,917,817
Perficient, Inc. *	95,409	2,729,651
Perspecta, Inc.	403,844	8,521,108
Pivotal Software, Inc., Class A *	119,390	2,676,724
Pluralsight, Inc., Class A *	60,128	1,954,761
Presidio, Inc.	85,559	1,422,846
Progress Software Corp.	126,504	4,652,817
Proofpoint, Inc. *	155,182	18,325,442
PROS Holdings, Inc. *	97,704	4,162,190
Q2 Holdings, Inc. *	105,163	7,237,318
QAD, Inc., Class A	30,852	1,396,362
Qualys, Inc. *	96,401	8,062,016
Rapid7, Inc. *	116,795	5,376,074
RealPage, Inc. *	208,533	12,764,305
RingCentral, Inc., Class A *	195,025	20,534,182
SailPoint Technologies Holding, Inc. *	185,553	5,722,455
Science Applications International Corp.	144,665	10,806,476
ServiceSource International, Inc. *	211,681	196,969
SPS Commerce, Inc. *	49,951	5,333,768
SVMK, Inc. *(a)	42,173	639,764
Switch, Inc., Class A	110,731	955,609
Sykes Enterprises, Inc. *	111,739	3,306,357
Security	Number of Shares	Value ($)
Tenable Holdings, Inc. *	30,708	957,475
The Rubicon Project, Inc. *	125,557	737,020
The Trade Desk, Inc., Class A *	103,000	20,346,620
TiVo Corp.	355,025	3,560,901
Travelport Worldwide Ltd.	371,999	5,847,824
TTEC Holdings, Inc.	38,946	1,334,290
Twilio, Inc., Class A *	266,997	32,490,865
Unisys Corp. *	143,359	1,936,780
Upland Software, Inc. *	44,204	1,551,560
Varonis Systems, Inc. *	83,562	4,759,692
Verint Systems, Inc. *	184,909	9,846,404
Verra Mobility Corp. *	245,194	2,599,056
VirnetX Holding Corp. *(a)	172,043	1,047,742
Virtusa Corp. *	79,991	4,037,146
Workiva, Inc. *	71,569	3,539,087
Yext, Inc. *	176,617	3,281,544
Zendesk, Inc. *	304,948	24,096,991
Zscaler, Inc. *	40,359	2,005,035
		711,084,770

Technology Hardware & Equipment 4.3%
3D Systems Corp. *	324,707	4,584,863
Acacia Communications, Inc. *	79,748	4,254,556
ADTRAN, Inc.	134,153	2,014,978
Aerohive Networks, Inc. *	96,888	489,284
Anixter International, Inc. *	83,082	4,875,252
Applied Optoelectronics, Inc. *(a)	52,596	710,046
Arlo Technologies, Inc. *	203,549	881,367
ARRIS International plc *	465,113	14,734,780
Avid Technology, Inc. *	92,802	440,810
AVX Corp.	132,527	2,411,991
Badger Meter, Inc.	83,143	4,892,134
Belden, Inc.	114,961	7,103,440
Benchmark Electronics, Inc.	123,660	3,388,284
CalAmp Corp. *	99,139	1,378,032
Calix, Inc. *	128,283	1,051,921
Casa Systems, Inc. *	86,167	878,042
Ciena Corp. *	403,744	17,223,719
Coherent, Inc. *	69,516	9,251,189
Comtech Telecommunications Corp.	66,459	1,761,164
Control4 Corp. *	77,736	1,400,025
Cray, Inc. *	114,717	2,814,008
CTS Corp.	92,985	2,986,678
Daktronics, Inc.	110,203	894,848
Diebold Nixdorf, Inc. *	213,830	1,965,098
Dolby Laboratories, Inc., Class A	182,409	11,820,103
EchoStar Corp., Class A *	138,211	5,329,416
Electronics For Imaging, Inc. *	127,225	3,440,164
ePlus, Inc. *	38,499	3,443,351
Extreme Networks, Inc. *	332,483	2,733,010
Fabrinet *	104,679	6,123,721
FARO Technologies, Inc. *	49,445	2,265,075
Finisar Corp. *	334,790	8,199,007
Fitbit, Inc., Class A *	587,117	3,475,733
Harmonic, Inc. *	256,657	1,416,747
II-VI, Inc. *	169,517	7,201,082
Infinera Corp. *	429,876	2,196,666
Insight Enterprises, Inc. *	100,931	5,633,968
InterDigital, Inc.	95,972	6,692,128
Itron, Inc. *	96,206	5,099,880
KEMET Corp.	161,186	3,054,475
Kimball Electronics, Inc. *	75,034	1,163,027
Knowles Corp. *	258,345	4,205,857
Littelfuse, Inc.	71,513	13,808,445
Lumentum Holdings, Inc. *	209,921	10,443,570
Maxwell Technologies, Inc. *(a)	148,165	699,339
Mesa Laboratories, Inc.	9,958	2,291,236

63
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Methode Electronics, Inc.	103,925	2,916,135
MTS Systems Corp.	50,201	2,675,713
NCR Corp. *	337,998	9,470,704
NETGEAR, Inc. *	90,333	3,238,438
NetScout Systems, Inc. *	201,570	5,516,971
nLight, Inc. *	15,696	335,737
Novanta, Inc. *	93,479	7,640,039
OSI Systems, Inc. *	48,191	4,185,388
Park Electrochemical Corp.	54,048	939,895
PC Connection, Inc.	32,267	1,298,424
Plantronics, Inc.	94,535	4,749,438
Plexus Corp. *	89,338	5,517,515
Pure Storage, Inc., Class A *	494,098	10,119,127
Quantenna Communications, Inc. *	81,597	1,480,986
Ribbon Communications, Inc. *	153,899	792,580
Rogers Corp. *	51,979	8,069,740
Sanmina Corp. *	193,568	6,182,562
ScanSource, Inc. *	71,915	2,700,408
SYNNEX Corp.	117,772	11,555,789
Tech Data Corp. *	106,406	10,876,821
TTM Technologies, Inc. *	259,281	3,142,486
Ubiquiti Networks, Inc. (a)	54,260	7,834,601
USA Technologies, Inc. *	165,935	657,103
ViaSat, Inc. *	159,740	12,068,357
Viavi Solutions, Inc. *	650,297	8,538,400
Vishay Intertechnology, Inc.	377,277	8,269,912
		343,895,778

Telecommunication Services 0.6%
ATN International, Inc.	30,496	1,711,741
Boingo Wireless, Inc. *	122,087	2,731,086
Cincinnati Bell, Inc. *	140,960	1,367,312
Cogent Communications Holdings, Inc.	118,643	5,779,101
Consolidated Communications Holdings, Inc.	200,808	1,994,023
Frontier Communications Corp. *(a)	297,252	906,619
Globalstar, Inc. *	2,002,512	1,004,660
Gogo, Inc. *(a)	152,208	698,635
Iridium Communications, Inc. *	274,783	5,850,130
ORBCOMM, Inc. *	220,847	1,556,971
pdvWireless, Inc. *	25,694	1,009,260
Shenandoah Telecommunications Co.	131,168	5,829,106
Spok Holdings, Inc.	50,851	702,252
Telephone & Data Systems, Inc.	263,701	8,451,617
United States Cellular Corp. *	41,307	1,928,624
Vonage Holdings Corp. *	625,386	6,428,968
		47,950,105

Transportation 1.7%
Air Transport Services Group, Inc. *	169,203	3,937,354
Allegiant Travel Co.	36,462	4,816,630
ArcBest Corp.	72,163	2,513,437
Atlas Air Worldwide Holdings, Inc. *	73,396	3,944,301
Avis Budget Group, Inc. *	183,510	6,573,328
Daseke, Inc. *	159,366	756,989
Echo Global Logistics, Inc. *	79,752	1,915,643
Forward Air Corp.	82,780	5,351,727
Hawaiian Holdings, Inc.	141,202	4,200,759
Heartland Express, Inc.	133,700	2,686,033
Hertz Global Holdings, Inc. *	153,832	2,938,191
Hub Group, Inc., Class A *	94,864	4,077,255
Kirby Corp. *	153,647	11,403,680
Knight-Swift Transportation Holdings, Inc.	357,858	12,034,765
Landstar System, Inc.	117,242	12,741,861
Macquarie Infrastructure Corp.	220,002	8,995,882
Marten Transport Ltd.	109,065	2,034,062
Security	Number of Shares	Value ($)
Matson, Inc.	122,716	4,431,275
Ryder System, Inc.	150,624	9,362,788
Saia, Inc. *	73,695	4,875,661
Schneider National, Inc., Class B	79,220	1,734,126
SkyWest, Inc.	147,135	7,951,175
Spirit Airlines, Inc. *	193,645	10,892,531
Universal Logistics Holdings, Inc.	23,155	512,883
Werner Enterprises, Inc.	126,507	4,368,287
		135,050,623

Utilities 2.9%
ALLETE, Inc.	146,046	11,837,028
American States Water Co.	104,374	7,424,123
AquaVenture Holdings Ltd. *	37,217	823,240
Avista Corp.	187,231	7,566,005
Black Hills Corp.	153,101	10,867,109
California Water Service Group	136,917	7,122,422
Chesapeake Utilities Corp.	46,203	4,158,732
Clearway Energy, Inc., Class A	98,079	1,447,646
Clearway Energy, Inc., Class C	208,506	3,125,505
Connecticut Water Service, Inc.	35,007	2,348,270
El Paso Electric Co.	115,244	6,200,127
Hawaiian Electric Industries, Inc.	310,084	11,870,016
IDACORP, Inc.	143,302	14,102,350
MDU Resources Group, Inc.	557,881	14,739,216
MGE Energy, Inc.	98,628	6,304,302
Middlesex Water Co.	47,458	2,793,853
New Jersey Resources Corp.	252,395	12,215,918
Northwest Natural Holding Co.	82,179	5,277,535
NorthWestern Corp.	143,038	9,803,825
ONE Gas, Inc.	149,582	12,931,364
Ormat Technologies, Inc.	144,583	8,072,069
Otter Tail Corp.	112,144	5,638,600
Pattern Energy Group, Inc., Class A	260,341	5,430,713
PNM Resources, Inc.	226,352	9,887,055
Portland General Electric Co.	254,453	12,758,273
SJW Group	64,253	3,930,356
South Jersey Industries, Inc.	262,116	7,588,258
Southwest Gas Holdings, Inc.	150,556	12,336,559
Spire, Inc.	144,729	11,479,904
TerraForm Power, Inc., Class A	230,261	2,880,565
Unitil Corp.	41,941	2,302,980
		235,263,918
Total Common Stock
(Cost $7,284,863,227)		7,981,335,597

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	82,213	35,598

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	177,806	15,131
Total Rights
(Cost $35,598)		50,729

64
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Companies 1.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (c)	9,634,102	9,634,102

Securities Lending Collateral 1.1%
Wells Fargo Government Money Market Fund, Select Class 2.34% (c)	89,624,976	89,624,976
Total Other Investment Companies
(Cost $99,259,078)		99,259,078

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 03/15/19	218	17,172,950	53,532
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $83,174,915.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
65
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.2%
Harley-Davidson, Inc.	517,212	19,198,909

Banks 0.4%
Boston Private Financial Holdings, Inc.	263,905	3,137,830
Northwest Bancshares, Inc.	317,606	5,907,472
PacWest Bancorp	379,225	15,555,810
Umpqua Holdings Corp.	681,384	12,387,561
		36,988,673

Capital Goods 11.7%
3M Co.	1,817,532	376,937,961
Cummins, Inc.	465,723	71,763,257
Eaton Corp. plc	1,342,510	107,092,023
Emerson Electric Co.	1,947,171	132,699,703
Fastenal Co.	889,287	55,971,724
Lockheed Martin Corp.	767,673	237,525,703
MSC Industrial Direct Co., Inc., Class A	142,634	12,039,736
Snap-on, Inc.	174,614	27,938,240
Watsco, Inc.	99,155	14,267,413
		1,036,235,760

Commercial & Professional Services 0.4%
Robert Half International, Inc.	379,567	25,882,674
Steelcase, Inc., Class A	268,655	4,704,149
		30,586,823

Consumer Durables & Apparel 2.4%
Ethan Allen Interiors, Inc.	78,966	1,585,637
Garmin Ltd.	374,188	31,420,566
Hasbro, Inc.	362,247	30,754,770
Leggett & Platt, Inc.	402,704	18,290,816
Newell Brands, Inc.	1,346,273	21,850,011
Polaris Industries, Inc.	181,013	15,427,738
Tupperware Brands Corp.	154,671	4,657,144
VF Corp.	1,007,782	88,039,836
		212,026,518

Consumer Services 0.6%
Cracker Barrel Old Country Store, Inc.	74,231	12,024,680
Darden Restaurants, Inc.	384,148	43,066,832
		55,091,512

Diversified Financials 1.5%
Cohen & Steers, Inc.	66,577	2,780,256
Eaton Vance Corp.	365,426	15,293,078
Federated Investors, Inc., Class B	297,582	8,853,065
Janus Henderson Group plc	521,753	12,782,948
Lazard Ltd., Class A	401,272	15,019,611
Security	Number of Shares	Value ($)
T. Rowe Price Group, Inc.	753,793	75,703,431
Waddell & Reed Financial, Inc., Class A	245,310	4,540,688
		134,973,077

Energy 6.8%
Exxon Mobil Corp.	4,970,063	392,784,079
Helmerich & Payne, Inc.	336,789	18,253,964
ONEOK, Inc.	1,273,673	81,846,227
Valero Energy Corp.	1,324,379	108,016,351
		600,900,621

Food & Staples Retailing 4.6%
Walmart, Inc.	4,057,472	401,649,153

Food, Beverage & Tobacco 10.7%
Altria Group, Inc.	5,840,915	306,122,355
B&G Foods, Inc.	202,977	4,997,294
Campbell Soup Co.	596,807	21,496,988
Flowers Foods, Inc.	569,647	11,660,674
General Mills, Inc.	1,845,616	86,983,882
Hormel Foods Corp.	842,470	36,529,499
Kellogg Co.	784,809	44,153,354
Lancaster Colony Corp.	60,431	9,473,768
PepsiCo, Inc.	3,229,039	373,406,070
The Hershey Co.	433,264	47,953,660
		942,777,544

Health Care Equipment & Services 3.3%
Cardinal Health, Inc.	957,561	52,033,864
CVS Health Corp.	4,003,354	231,513,962
Meridian Bioscience, Inc.	131,011	2,236,358
National HealthCare Corp.	29,383	2,392,070
		288,176,254

Household & Personal Products 6.7%
Kimberly-Clark Corp.	1,077,235	125,853,365
Nu Skin Enterprises, Inc., Class A	172,144	10,347,576
The Clorox Co.	396,640	62,681,019
The Procter & Gamble Co.	4,017,819	395,956,063
		594,838,023

Insurance 2.7%
Assurant, Inc.	164,068	16,897,363
Employers Holdings, Inc.	101,660	4,235,156
Erie Indemnity Co., Class A	61,615	10,981,025
Fidelity National Financial, Inc.	850,917	29,858,678
Mercury General Corp.	83,395	4,417,433
Principal Financial Group, Inc.	820,263	43,178,644
Prudential Financial, Inc.	1,292,250	123,862,163
Safety Insurance Group, Inc.	44,672	3,990,997
Stewart Information Services Corp.	73,010	3,134,319
		240,555,778

66
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Materials 1.6%
Eastman Chemical Co.	437,912	36,210,943
International Paper Co.	1,266,303	58,022,003
Packaging Corp. of America	292,578	27,967,531
Schweitzer-Mauduit International, Inc.	94,869	3,658,149
Sonoco Products Co.	309,554	17,920,081
		143,778,707

Media & Entertainment 0.7%
Meredith Corp.	123,859	7,093,405
Omnicom Group, Inc.	695,305	52,634,588
		59,727,993

Pharmaceuticals, Biotechnology & Life Sciences 4.2%
Pfizer, Inc.	8,555,065	370,862,068

Retailing 7.7%
American Eagle Outfitters, Inc.	522,330	10,655,532
Foot Locker, Inc.	362,734	21,589,928
Genuine Parts Co.	454,388	49,428,327
Macy's, Inc.	950,614	23,565,721
Nordstrom, Inc.	354,400	16,756,032
Target Corp.	1,630,776	118,459,568
The Buckle, Inc.	89,093	1,709,695
The Gap, Inc.	674,113	17,122,470
The Home Depot, Inc.	2,168,485	401,473,313
Williams-Sonoma, Inc.	249,378	14,503,824
		675,264,410

Semiconductors & Semiconductor Equipment 12.9%
Intel Corp.	7,898,281	418,292,962
KLA-Tencor Corp.	483,832	55,877,758
Maxim Integrated Products, Inc.	862,068	46,922,361
QUALCOMM, Inc.	3,755,541	200,508,334
Texas Instruments, Inc.	3,011,894	318,598,147
Xilinx, Inc.	783,807	98,211,017
		1,138,410,579

Software & Services 7.9%
Automatic Data Processing, Inc.	1,357,320	207,710,680
International Business Machines Corp.	2,828,058	390,639,651
Paychex, Inc.	991,883	76,394,829
The Western Union Co.	1,385,701	24,762,477
		699,507,637

Technology Hardware & Equipment 0.0%
AVX Corp.	145,174	2,642,167

Telecommunication Services 4.3%
Verizon Communications, Inc.	6,598,945	375,611,949

Transportation 7.5%
C.H. Robinson Worldwide, Inc.	429,195	38,790,644
Union Pacific Corp.	2,291,192	384,232,898
United Parcel Service, Inc., Class B	2,148,328	236,745,746
		659,769,288

Security	Number of Shares	Value ($)
Utilities 0.9%
WEC Energy Group, Inc.	977,270	74,546,156
Total Common Stock
(Cost $8,125,688,092)		8,794,119,599

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (a)	3,175,973	3,175,973
Total Other Investment Company
(Cost $3,175,973)		3,175,973

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	185	25,758,475	400,484
(a)	The rate shown is the 7-day yield.

67
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date	April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date:	April 16, 2019

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	April 16, 2019